                                        As filed pursuant to Rule 497 under
                                        under the Securities Act of 1933
                                        Registration No. 333-66114
                                                         811-03859







--------------------------------------------------------------------------------

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                               SUPPLEMENT TO THE:

            WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY PROSPECTUS
                                   B-2729-PRO
                                DATED MAY 3, 2004

--------------------------------------------------------------------------------

The date of the Prospectus is hereby changed to March 14, 2005.

All references in the Prospectus to the date of the Statement of Additional Information are hereby changed to March 14, 2005.

FOR CONTRACTS ISSUED ON OR AFTER MARCH 14, 2005, THE INCOME PROTECTOR FEATURE IS NOT AVAILABLE FOR ELECTION.

IF YOU PURCHASE YOUR CONTRACT ON OR AFTER MARCH 14, 2005, THE FOLLOWING DEATH BENEFIT PROVISION MAY APPLY:

STANDARD DEATH BENEFIT

If your contract is issued prior to your 83rd birthday, the standard death benefit is the greater of:

        1. Contract value; or

        2. Net Purchase Payments received prior to your 86th birthday.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

        1. Contract value; or

        2. The lesser of:

               a. Net Purchase Payments received prior to your 86th birthday; or

               b. 125% of contract value.

OPTIONAL ENHANCED DEATH BENEFITS

You may elect one of the optional enhanced death benefits below, for an additional fee, which may provide greater protection for your beneficiaries. You must choose either Option 1 or Option 2 at the time you purchase your contract and you cannot change your election at any time. The annualized fee for the enhanced death benefit is 0.15% of the average daily net asset value of the contract.

OPTION 1 - ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

        1. Contract value; or

2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of your 75th birthday or on date of death plus Net Purchase Payments received after your 75th birthday but prior to your 86th birthday; or

3. Contract value on the seventh contract anniversary, adjusted for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received after the seventh contract anniversary but prior to your 86th birthday.

The Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

        1. Contract value; or

        2. Net Purchase Payments received prior to your 86th birthday; or

3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Purchase Payments since that anniversary but prior to your 86th birthday; and adjusted for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. However, if you had elected the Standard Death Benefit option and you die on or after your 90th birthday, your beneficiaries would receive the greater of contract value or Net Purchase Payments received prior to your 86th birthday. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.

OPTIONAL EARNINGS ADVANTAGE

Earnings Advantage benefit, an optional feature of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. In order to elect Earnings Advantage, you must have also elected one of the optional enhanced death benefits described above. If you elect this feature, we will deduct daily a fee of 0.25% of your average daily net asset value allocated to the Variable Portfolios. Earnings Advantage is not available if you are age 81 or older at the time we issue your contract.

You must elect Earnings Advantage at the time we issue your contract and you may not terminate or change this election. A Continuing Spouse cannot continue the contract with Earnings Advantage if they are age 81 or older on the Continuation Date. See SPOUSAL CONTINUATION section of the prospectus. Furthermore, Earnings Advantage benefit is not payable after the Latest Annuity Date. You may pay for the Earnings Advantage feature and your beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Benefit"), to the death benefit payable. The contract year of your death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage Benefit.

The table below provides the details if we issue your contract prior to your 70th birthday:

--------------------------------------------------------------------------------
        CONTRACT YEAR OF         EARNINGS ADVANTAGE           MAXIMUM EARNINGS
             DEATH                   PERCENTAGE             ADVANTAGE PERCENTAGE
--------------------------------------------------------------------------------
          Years 0 - 4             25% of Earnings           40% of Net Purchase
                                                                  Payments

          Years 5 - 9             40% of Earnings           65% of Net Purchase
                                                                  Payments*

           Years 10+              50% of Earnings           75% of Net Purchase
                                                                  Payments*


The table below provides the details if we issue your contract on or after your 70th birthday but prior to your 82nd birthday:

--------------------------------------------------------------------------------
        CONTRACT YEAR OF         EARNINGS ADVANTAGE           MAXIMUM EARNINGS
             DEATH                   PERCENTAGE             ADVANTAGE PERCENTAGE
--------------------------------------------------------------------------------
         All contract Years      25% of Earnings             40% of Net Purchase
                                                                   Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum Earnings Advantage benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the Earnings Advantage Percentage and Maximum Estate Plus Benefit as indicated in the table above.

What is the Earnings Advantage Percentage?

We determine the Earnings Advantage benefit using the Estate Plus Percentage, as indicated on the table above, which is a specified percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of your death. If there are no earnings in your contract at the time of your death, the amount of your Earnings Advantage benefit will be zero.

What is the Maximum Earnings Advantage Benefit?

The Earnings Advantage benefit is subject to a maximum dollar amount. The maximum Earnings Advantage Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

Earnings Advantage may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Contact your financial representative for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE EARNINGS ADVANTAGE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

THE FOLLOWING REPLACES THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION LOCATED ON PAGE 14 OF THE PROSPECTUS:

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received in good order by us if the request is processed before the close of the New York Stock Exchange ("NYSE"), usually at 1:00 p.m. Pacific Time. If the transfer request is processed after the NYSE closes, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

        TRANSFER POLICIES

This product is not designed for contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading"). Such Short-Term Trading may create risks that may result in adverse effects on investment return of an underlying fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an underlying fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the underlying fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries. We have adopted administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 ($10 in Pennsylvania and Texas) for each transfer exceeding this limit. Transfers resulting from your participation in the Dollar Cost Averaging or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request. For example, if you made a transfer on February 15, 2004 and within the previous six months (from August 15, 2003 forward) you made 5 transfers including the February 15th transfer, then all transfers made for twelve months after February 15, 2004 must be submitted by U.S. Mail (from February 16, 2004 through February 15, 2005). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork prior to the execution of the transfer. Transfers resulting from your participation in the Dollar Cost Averaging or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement. We apply the U.S. policy uniformly and consistently to all contract owners. However, as discussed more fully below, our ability to detect and deter Short-Term Trading may be limited by operational systems and technological limitations. Therefore, Short-Term Trading may occur and the Variable Portfolios may be negatively impacted.

In connection with our efforts to deter Short-Term Trading, we may become aware of trading activity that appears detrimental to the Variable Portfolios. If we determine that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect what we consider to be Short-Term Trading, we may require you to adhere to our U.S. Mail policy described above prior to reaching the specified number of transfers within the defined period and instead for a period that we determine (we refer to this as "Acceleration of the U.S. Mail policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the U.S. Mail policy, we also reserve the right to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods, pass through to you redemption fees imposed by the underlying funds and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a financial representative acting for you and not to accept preauthorized transfer forms. We do not enter into special arrangements to disregard activities requiring Acceleration of the U.S. Mail policy if we believe, in our sole discretion, that such activities require additional remediation. However, as discussed below, our ability to detect and deter Short-Term Trading may be limited by operational and technological limitations. Therefore, Short-Term Trading may occur and the Variable Portfolios may be negatively impacted.

Some of the factors we may consider when determining whether to accelerate the U.S. Mail policy, reject or impose other conditions on transfer privileges include:

(1) the number of transfers made in a defined period;

(2) the dollar amount of the transfer;

(3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

(4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

(5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

(6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there may be limitations on the effectiveness of these procedures. Our ability to detect and deter Short-Term Trading may be limited by operational systems and technological limitations. Despite our efforts, we cannot guarantee that we will detect all Short-Term Trading. To the extent that we are unable to detect and deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the underlying fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Short-Term Trading policies and procedures, which include the U.S. Mail policy, are not applied to omnibus group contracts. Omnibus group contracts may invest in the same underlying funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, see INCOME OPTIONS below.

THE FOLLOWING SUPPLEMENTS APPENDIX D OF THE PROSPECTUS:

--------------------------------------------------------------------------------
                                                                       Fiscal
                                                                     Year Ended
                                                                      12/31/04
--------------------------------------------------------------------------------
    ANCHOR SERIES TRUST
--------------------------------------------------------------------------------

    Capital Appreciation Portfolio (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a)  $34.395
                                                                   (b)  $34.180
    Ending AUV ..................................................  (a)  $36.897
                                                                   (b)  $36.519

    Ending Number of AUs ........................................  (a)   52,568
                                                                   (b)    7,375
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       Fiscal
                                                                     Year Ended
                                                                      12/31/04
--------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST
--------------------------------------------------------------------------------

    Alliance Growth Portfolio (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $  27.347
                                                                   (b) $  27.141

    Ending AUV ..................................................  (a) $  29.022
                                                                   (b) $  28.687

    Ending Number of AUs ........................................  (a)    15,703
                                                                   (b)     3,077
--------------------------------------------------------------------------------

    Global Equities Portfolio (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $  15.711
                                                                   (b) $  15.599

    Ending AUV ..................................................  (a) $  17.281
                                                                   (b) $  17.082

    Ending Number of AUs ........................................  (a)     9,628
                                                                   (b)       365
--------------------------------------------------------------------------------

    MFS Mid Cap Growth Portfolio  (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   9.431
                                                                   (b) $   9.347

    Ending AUV ..................................................  (a) $  10.579
                                                                   (b) $  10.443

    Ending Number of AUs ........................................  (a)    37,580
                                                                   (b)    10,611
--------------------------------------------------------------------------------

    Technology Portfolio (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   2.550
                                                                   (b) $   2.538

    Ending AUV ..................................................  (a) $   2.443
                                                                   (b) $   2.422

    Ending Number of AUs ........................................  (a)    81,168
                                                                   (b)    38,945

--------------------------------------------------------------------------------
    WM VARIABLE TRUST
--------------------------------------------------------------------------------

    Balanced Portfolio  (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   8.156
                                                                   (b) $   8.086

    Ending AUV ..................................................  (a) $   8.821
                                                                   (b) $   8.710

    Ending Number of AUs ........................................  (a) 8,919,229
                                                                   (b) 1,027,732
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       Fiscal
                                                                     Year Ended
                                                                      12/31/04
--------------------------------------------------------------------------------
    Conservative Balanced Portfolio  (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   6.140
                                                                   (b) $   6.088

    Ending AUV ..................................................  (a) $   6.522
                                                                   (b) $   6.440

    Ending Number of AUs ........................................  (a) 1,658,338
                                                                   (b)   121,944
--------------------------------------------------------------------------------

    Conservative Growth Portfolio  (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   8.334
                                                                   (b) $   8.272

    Ending AUV ..................................................  (a) $   9.156
                                                                   (b) $   9.051

    Ending Number of AUs ........................................  (a) 2,626,602
                                                                   (b)   537,134
--------------------------------------------------------------------------------

    Equity Income Fund  (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   6.997
                                                                   (b) $   6.938

    Ending AUV ..................................................  (a) $   8.186
                                                                   (b) $   8.085

    Ending Number of AUs ........................................  (a) 1,742,252
                                                                   (b)   354,394
--------------------------------------------------------------------------------

    Flexible Income Fund  (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   7.286
                                                                   (b) $   7.245

    Ending AUV ..................................................  (a) $   7.622
                                                                   (b) $   7.548

    Ending Number of AUs ........................................  (a) 7,008,339
                                                                   (b)   326,936
--------------------------------------------------------------------------------

    Growth & Income Fund  (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   5.806
                                                                   (b) $   5.752

    Ending AUV ..................................................  (a) $   6.218
                                                                   (b) $   6.136

    Ending Number of AUs ........................................  (a)   368,765
                                                                   (b)   109,283
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       Fiscal
                                                                     Year Ended
                                                                      12/31/04
--------------------------------------------------------------------------------
    Growth Fund  (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   6.148
                                                                   (b) $   6.092

    Ending AUV ..................................................  (a) $   6.539
                                                                   (b) $   6.454

    Ending Number of AUs ........................................  (a)   122,877
                                                                   (b)    17,131
--------------------------------------------------------------------------------

    Income Fund    (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   6.673
                                                                   (b) $   6.617

    Ending AUV ..................................................  (a) $   6.919
                                                                   (b) $   6.834

    Ending Number of AUs ........................................  (a) 2,840,973
                                                                   (b)   218,461
--------------------------------------------------------------------------------

    International Growth Fund    (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   5.023
                                                                   (b) $   5.020

    Ending AUV ..................................................  (a) $   5.605
                                                                   (b) $   5.578

    Ending Number of AUs ........................................  (a)    35,799
                                                                   (b)     4,877
--------------------------------------------------------------------------------

    Mid Cap Stock Fund  (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   7.347
                                                                   (b) $   7.285

    Ending AUV ..................................................  (a) $   8.267
                                                                   (b) $   8.164

    Ending Number of AUs ........................................  (a)   210,552
                                                                   (b)    54,478
--------------------------------------------------------------------------------

    Money Market Fund    (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   5.703
                                                                   (b) $   5.658

    Ending AUV ..................................................  (a) $   5.649
                                                                   (b) $   5.581

    Ending Number of AUs ........................................  (a)   761,286
                                                                   (b)    13,189
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       Fiscal
                                                                     Year Ended
                                                                      12/31/04
--------------------------------------------------------------------------------
    Short Term Income Fund (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   6.406
                                                                   (b) $   6.361

    Ending AUV ..................................................  (a) $   6.409
                                                                   (b) $   6.338

    Ending Number of AUs ........................................  (a)   890,374
                                                                   (b)    58,574
--------------------------------------------------------------------------------

    Small Cap Stock Fund  (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   6.474
                                                                   (b) $   6.441

    Ending AUV ..................................................  (a) $   6.661
                                                                   (b) $   6.600

    Ending Number of AUs ........................................  (a)   135,661
                                                                   (b)    20,808
--------------------------------------------------------------------------------

    Strategic Growth Portfolio  (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   8.959
                                                                   (b) $   8.898

    Ending AUV ..................................................  (a) $   9.927
                                                                   (b) $   9.821

    Ending Number of AUs ........................................  (a)   902,787
                                                                   (b)    76,780
--------------------------------------------------------------------------------

    U.S. Government Securities Fund  (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   6.238
                                                                   (b) $   6.197

    Ending AUV ..................................................  (a) $   6.363
                                                                   (b) $   6.296

    Ending Number of AUs ........................................  (a) 1,569,287
                                                                   (b)   104,942
--------------------------------------------------------------------------------

    West Coast Equity Fund  (Inception Date - 11/05/01)

    Beginning AUV ...............................................  (a) $   9.438
                                                                   (b) $   9.358

    Ending AUV ..................................................  (a) $  10.475
                                                                   (b) $  10.345

    Ending Number of AUs ........................................  (a)   589,269
                                                                   (b)    89,785
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       Fiscal
                                                                     Year Ended
                                                                      12/31/04
--------------------------------------------------------------------------------
    WM REIT Portfolio (Inception Date - 10/01/03)

    Beginning AUV................................................  (a)   $11.535
                                                                   (b)   $11.393

    Ending AUV ..................................................  (a)   $15.132
                                                                   (b)   $14.707

    Ending Number of AUs ........................................  (a)    12,145
                                                                   (b)         4

--------------------------------------------------------------------------------
    VAN KAMPEN INVESTMENT TRUST
--------------------------------------------------------------------------------

    WM REIT Portfolio (Inception Date - 10/01/03)

    Beginning AUV ...............................................  (a) $  10.475
                                                                   (b) $  10.345

     Ending AUV .................................................  (a) $  12.112
                                                                   (b) $  11.914

     Ending Number of AUs .......................................  (a)   125,587
                                                                   (b)   109,292
--------------------------------------------------------------------------------

AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of Earnings Advantage
(b) Reflects AUV/AU with election of Earnings Advantage


Date: March 14, 2005

                Please keep this Supplement with your Prospectus.

                           [WM DIVERSIFIED III LOGO]

                                   PROSPECTUS
                                  May 3, 2004

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACT
                                   issued by
                           VARIABLE SEPARATE ACCOUNT
                                      and
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

The annuity contract has several investment choices - available fixed-interest investment options which offer interest rates guaranteed by AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life") for different periods of time and variable investment portfolios. The variable portfolios are part of Anchor Series Trust ("AST"), the SunAmerica Series Trust ("SAST"), Van Kampen Life Investment Trust ("VKT") or the WM Variable Trust ("WMVT").

                     STRATEGIC ASSET MANAGEMENT PORTFOLIOS

FLEXIBLE INCOME PORTFOLIO                           WM ADVISORS, INC.                               WMVT
CONSERVATIVE BALANCED PORTFOLIO                     WM ADVISORS, INC.                               WMVT
BALANCED PORTFOLIO                                  WM ADVISORS, INC.                               WMVT
CONSERVATIVE GROWTH PORTFOLIO                       WM ADVISORS, INC.                               WMVT
STRATEGIC GROWTH PORTFOLIO                          WM ADVISORS, INC.                               WMVT

                                  EQUITY FUNDS

TECHNOLOGY PORTFOLIO                                    VAN KAMPEN                                  SAST
GLOBAL EQUITIES PORTFOLIO                   ALLIANCE CAPITAL MANAGEMENT, L.P.                       SAST
REIT FUND                                           WM ADVISORS, INC.                               WMVT
EQUITY INCOME FUND                                  WM ADVISORS, INC.                               WMVT
GROWTH & INCOME FUND                                WM ADVISORS, INC.                               WMVT
WEST COAST EQUITY FUND                              WM ADVISORS, INC.                               WMVT
MID CAP STOCK FUND                                  WM ADVISORS, INC.                               WMVT
GROWTH FUND                                COLUMBIA MANAGEMENT ADVISORS, INC.,                      WMVT
                                            JANUS CAPITAL MANAGEMENT LLC, AND
                                                  OPPENHEIMERFUNDS, INC.
SMALL CAP GROWTH FUND                               WM ADVISORS, INC.                               WMVT
INTERNATIONAL GROWTH FUND                     CAPITAL GUARDIAN TRUST COMPANY                        WMVT
MFS MID-CAP GROWTH PORTFOLIO             MASSACHUSETTS FINANCIAL SERVICES COMPANY                   SAST
CAPITAL APPRECIATION PORTFOLIO              WELLINGTON MANAGEMENT COMPANY, LLP                      AST
ALLIANCE GROWTH PORTFOLIO                    ALLIANCE CAPITAL MANAGEMENT L.P.                       SAST
VAN KAMPEN LIT COMSTOCK PORTFOLIO         VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT                    VKT

                               FIXED-INCOME FUNDS

SHORT TERM INCOME FUND                              WM ADVISORS, INC.                               WMVT
U.S. GOVERNMENT SECURITIES FUND                     WM ADVISORS, INC.                               WMVT
INCOME FUND                                         WM ADVISORS, INC.                               WMVT
MONEY MARKET FUND                                   WM ADVISORS, INC.                               WMVT

You can put your money into any one or all of the Variable Portfolios and/or fixed investment options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the WM Diversified Strategies(III) Variable Annuity.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.

The table of contents of the SAI appears on page 36 of this prospectus. For a free copy of the SAI, call us at 1-877-311-WMVA (9682) or write our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

AIG SunAmerica Life's Annual Report on Form 10-K for the year ended December 31, 2003, is incorporated herein by reference.

All documents or reports filed by AIG SunAmerica Life under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

AIG SunAmerica Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342, File No. 033-47472.

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10048

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http:// www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

AIG SunAmerica Life will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the documents incorporated by reference. Requests for these documents should be directed to AIG SunAmerica Life's Annuity Service Center, as follows:

      AIG SunAmerica Life Assurance Company
      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      Telephone Number: (800) 445-SUN2

SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to AIG SunAmerica Life's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for AIG SunAmerica Life's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of AIG SunAmerica Life in connection with the securities registered under this prospectus, AIG SunAmerica Life will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. AIG SunAmerica Life will be governed by final judgment of the issue. However, if in the opinion of AIG SunAmerica Life's counsel this issue has been determined by controlling precedent, AIG SunAmerica Life will not submit the issue to a court for determination.

TABLE OF CONTENTS

GLOSSARY....................................................    5
HIGHLIGHTS..................................................    6
FEE TABLES..................................................    7
   Owner Transaction Expenses...............................    7
   Annual Separate Account Expenses.........................    7
   The Optional Estate Rewards Death Benefit Fee............    7
   The Optional Earnings Advantage Fee......................    7
   The Optional Income Protector Fee........................    7
   Portfolio Expenses.......................................    7
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................    8
THE WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY.........    9
PURCHASING A WM DIVERSIFIED STRATEGIES(III) VARIABLE
 ANNUITY....................................................   10
   Allocation of Purchase Payments..........................   10
   Accumulation Units.......................................   11
   Free Look................................................   11
   Exchange Offers..........................................   11
INVESTMENT OPTIONS..........................................   12
   Variable Portfolios......................................   12
   Anchor Series Trust......................................   12
   SunAmerica Series Trust..................................   12
   Van Kampen Life Investment Trust.........................   12
   WM Variable Trust........................................   13
   Fixed Investment Options.................................   13
   Transfers During the Accumulation Phase..................   14
   Dollar Cost Averaging....................................   15
   Asset Allocation Rebalancing Program.....................   16
   Voting Rights............................................   16
   Substitution.............................................   16
ACCESS TO YOUR MONEY........................................   17
   Free Withdrawal Provision................................   17
   Systematic Withdrawal Program............................   18
   Minimum Contract Value...................................   19
   Qualified Contract Owners................................   19
OPTIONAL LIVING BENEFITS....................................   19
   Diversified Strategies Income Rewards Feature............   19
   Capital Protector Feature................................   23
   Income Protector Feature.................................   25
DEATH BENEFIT...............................................   28
   Standard Death Benefit...................................   29
   Estate Rewards Death Benefit(s)..........................   29
   Earnings Advantage.......................................   30
   Spousal Continuation.....................................   31
EXPENSES....................................................   32
   Separate Account Charges.................................   32
   Withdrawal Charges.......................................   33
   Investment Charges.......................................   33
   Contract Maintenance Fee.................................   33
   Transfer Fee.............................................   33
   Optional Death Benefit Fees..............................   34
   Optional Income Protector Fee............................   34
   Premium Tax..............................................   34
   Income Taxes.............................................   34
   Reduction or Elimination of Charges and Expenses, and
     Additional Amounts Credited............................   34
INCOME OPTIONS..............................................   35
   Annuity Date.............................................   35
   Income Options...........................................   35
   Allocation of Annuity Payments...........................   36
   Transfers During the Income Phase........................   37
   Deferment of Payments....................................   37
TAXES.......................................................   37
   Annuity Contracts in General.............................   37
   Tax Treatment of Distributions--Non-Qualified
     Contracts..............................................   37
   Tax Treatment of Distributions--Qualified Contracts......   38
   Minimum Distributions....................................   38
   Tax Treatment of Death Benefits..........................   39
   Contracts Owned by a Trust or Corporation................   39
   Gifts, Pledges and/or Assignments of a Contract..........   40
   Diversification and Investor Control.....................   40
PERFORMANCE.................................................   40
OTHER INFORMATION...........................................   40
   AIG SunAmerica Life......................................   40
   The Separate Account.....................................   41
   The General Account......................................   41
   Payment in Connection with Distribution of the
     Contract...............................................   41
   Administration...........................................   42
   Legal Proceedings........................................   42
   Ownership................................................   42
   Independent Accountants..................................   42
   Registration Statement...................................   43
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   43

APPENDIX A--MARKET VALUE ADJUSTMENT.........................  A-1
APPENDIX B--DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION...  B-1
APPENDIX C--HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE
 INCOME PROTECTOR PROGRAM...................................  C-1
APPENDIX D--EXCHANGE OFFER..................................  D-1
APPENDIX E--CONDENSED FINANCIAL INFORMATION.................  E-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we define them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S)--The person(s) on whose life (lives) we base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY(IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY--AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"), AIG SunAmerica Life, we, us, or our, the insurer that issues this contract. Only "AIG SunAmerica Life" is a capitalized term in this prospectus.

INCOME PHASE--The period during which we make annuity payments to you.

IRS--The Internal Revenue Service.

LATEST ANNUITY DATE--Your 95th birthday or your tenth contract anniversary, whichever is later.

NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PURCHASE PAYMENTS--The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").

VARIABLE PORTFOLIOS--A sub-account of Variable Separate Account which provides for the variable investment options available under the contract. Each has a distinct investment objective and is invested in the underlying investment portfolios of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust or the WM Variable Trust as applicable. The underlying investment portfolios may be referred to as "Underlying Funds."

         AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY
           PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH
         PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT
         DIFFERENT FEES, CHARGES, AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET
        YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE
        FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST
         APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT
                                 SAVINGS GOALS.

HIGHLIGHTS

The WM Diversified Strategies(III) Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company (AIG SunAmerica Life). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY below.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.55% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for three complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY and EXPENSES below.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES below.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Optional enhanced death benefits are also available. Please see DEATH BENEFITS below.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS below.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: 1 (877) 311-WMVA
(9682).

Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.

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                                   FEE TABLES
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE
  PAYMENT)(1)...............................................   7%

Transfer Fee......................
                   No charge for first 15 transfers each contract year;
                    thereafter, fee is $25 ($10 in Pennsylvania and Texas) per transfer.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE UNDERLYING FUND FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE CHARGE

$35 each year ($30 in North Dakota) (waived for contracts over $50,000)

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

Mortality Risk Charge..............................  1.05%
Expense Risk Charge................................  0.35%
Distribution Expense Charge........................  0.15%
Optional Estate Rewards Fee(2).....................  0.15%
Optional Earnings Advantage Fee(2).................  0.25%
  TOTAL SEPARATE ACCOUNT
    ANNUAL EXPENSES................................  1.95%
                                                     ====

ADDITIONAL OPTIONAL FEATURE FEE

You may elect only one of the following optional features: Diversified Strategies Income Rewards, Income Protector, or Capital Protector, described below.

OPTIONAL DIVERSIFIED STRATEGIES INCOME REWARDS FEE

                                                      ANNUALIZED
CONTRACT YEAR                                           FEE(3)
-------------                                       --------------
0-7...............................................       0.65%
8+................................................       0.45%

OPTIONAL CAPITAL PROTECTOR FEE

                                                      ANNUALIZED
CONTRACT YEAR                                           FEE(4)
-------------                                       --------------
0-7...............................................       0.50%
8-10..............................................       0.25%
11+...............................................       none

OPTIONAL INCOME PROTECTOR FEE

Annual Fee(5).....................................       0.10%

FOOTNOTES TO FEE TABLE:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)

YEARS:......................................................   1     2     3    4+
                                                               7%    6%    6%    0%

(2) Estate Rewards, an enhanced death benefit feature, is optional. It offers a choice of one of two optional enhanced death benefits. Earnings Advantage is also an optional enhanced death benefit feature. If elected, the fee for each chosen feature is an annualized charge that is deducted daily from your net asset value. If you do not elect either enhanced death benefit option, your total separate account annual expenses would be 1.55%.

(3) The Diversified Strategies Income Rewards feature is optional and if elected, the fee is calculated as a percentage of your Purchase Payments received in the first 90 days less proportionate withdrawals. The fee is deducted from your contract at the end of the first quarter following election and quarterly thereafter.

(4) The Capital Protector feature is optional and if elected, the fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract. The fee is deducted from your contract value at the end of the first contract quarter and quarterly thereafter. If you purchase your contract in the State of Oregon or Washington, the fee is 0.65% in years 0-7 and 0.30% in years 8-10.

(5) The Income Protector feature is optional and if elected, the fee is a percentage of your Income Benefit Base. The Income Benefit Base, described more fully in the prospectus, is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding Purchase Payments made since the prior contract anniversary, less proportionate withdrawals, and fees and charges applicable to those withdrawals.

THE FOLLOWING SHOWS THE TOTAL MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES

TOTAL ANNUAL UNDERLYING FUND EXPENSES                         MINIMUM   MAXIMUM
-------------------------------------                         -------   -------
(expenses that are deducted from Underlying Funds of the
  Trusts, including management fees, other expenses and
  service (12b-1) fees, if applicable)......................   0.81%     1.64%

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expenses, fees for optional features and expenses of the Underlying Funds of the Trusts.

The Example assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Underlying Funds of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT EXPENSES OF 1.95% AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 1.64%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional Estate Plus (0.40%) and the optional Diversified Strategies Income Rewards, 0.65% for years 0-7, 0.45% for years 8-10:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$1,131   $1,901    $2,183     $4,386
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $322     $983     $1,669     $3,494
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and you elect the optional Estate Plus (0.40%) and the optional Diversified Strategies Income Rewards, 0.65% for years 0-7, 0.45% for years 8-10:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $431    $1,301    $2,183     $4,386
-------------------------------------
-------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT EXPENSES OF 1.55% AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 0.81%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $944    $1,351    $1,285     $2,746
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $239     $736     $1,260     $2,696
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and do not elect any optional benefits or features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $244     $751     $1,285     $2,746
-------------------------------------
-------------------------------------

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. We converted the contract maintenance charge to a percentage (0.05%). The actual impact of the maintenance charge may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.
2. The Examples assume that no transfer fees were imposed. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. If you elected the Income Protector or the Capital Protector program, your expenses would be lower than those shown in these tables. The fee for the Diversified Strategies Income Rewards, Capital Protector or Income Protector feature is not calculated as a percentage of your daily net asset value, but on other calculations more fully described in the prospectus.
3. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY
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An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawn. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making payments to you out of the money accumulated in your contract.

The Contract is called a "variable" annuity because it allows you to invest in variable investment portfolios which we call Variable Portfolios. The Variable Portfolios have specific investment objectives and their performance varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolio(s) in which you invest.

Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life.

For more information on the Variable Portfolios and fixed account options available under this contract, SEE INVESTMENT OPTIONS BELOW.

AIG SunAmerica Life issues the WM Diversified Strategies(III) Variable Annuity. When you purchase a WM Diversified Strategies(III) Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. WM Diversified Strategies(III) Variable Annuity may not currently be available in all states. Please check with your financial advisor regarding availability in your state.

This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 3 years. Because of the potential penalty, you should fully discuss all of the benefits and risks of this contract with your financial advisor prior to purchase.

PURCHASING A WM DIVERSIFIED STRATEGIES(III)
VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes.

                                              MINIMUM          MINIMUM SUBSEQUENT
                       MINIMUM INITIAL       SUBSEQUENT        PURCHASE PAYMENT--
                       PURCHASE PAYMENT   PURCHASE PAYMENT   AUTOMATIC PAYMENT PLAN
                       ----------------   ----------------   ----------------------
Qualified                  $ 2,000              $250                  $100
Non-Qualified              $10,000              $500                  $100

We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by AIG SunAmerica Life and First SunAmerica Life Insurance Company, an affiliate of AIG SunAmerica Life, to the same owner to exceed these limits may also be subject to company pre-approval. For any contracts subject to these dollar amount reservations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the company prior to purchasing the contract. We reserve the right to change the amount at which pre-approval is required at any time.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

In addition, we may not issue a contract to anyone age 86 or older (unless state law requires otherwise). In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to us that the minimum distribution required by the federal tax code is being made.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued in contingent upon prior review and approval by the Company. If we discover a misstatement of age with respect to the contract issue age and any age-driven features in the contract, we reserve the right to fully pursue our remedies, including termination of the contract and/or revocation of any age-driven benefit.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the SAI for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed accounts and/or Variable Portfolio(s) according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to the last future payment allocation instructions provided by you. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application and/or Purchase Payment allocation instructions and any other required paper work at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you; or

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the Variable Portfolio(s) you select. In order to keep track of the value of your contract, we use a unit of measure called an Accumulation Unit which works like a share of a mutual fund. During the Income Phase, we call them Annuity Units.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1:00 p.m. Pacific Time ("PT") and on the next day's unit value if we receive your money after 1:00 p.m. PT. We calculate an Accumulation Unit for each Variable Portfolio after the NYSE closes each day. We do this by:

     1. determining the total value of money invested in a particular Variable Portfolio;

     2. subtracting from that amount any asset-based charges and any other charges such as taxes we have deducted; and

     3.  dividing this amount by the number of outstanding Accumulation Units.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Alliance Growth Portfolio. We determine that the value of an Accumulation Unit for the Alliance Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Alliance Growth Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. If you decide to cancel your contract during the free look period, generally, we will refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than your original investment.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Money Market investment option during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Money Market investment option during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an Exchange Offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.

EXCHANGE OFFER FROM WM ADVANTAGE VARIABLE ANNUITY ISSUED BY AMERICAN GENERAL LIFE INSURANCE COMPANY TO WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY

Certain owners of the WM Advantage variable annuity issued by AIG SunAmerica Life's affiliate American General Life Insurance Company ("Advantage Contract") may have the opportunity to exchange the Advantage Contract for a newer variable annuity issued by AIG SunAmerica Life Assurance Company. The newer annuity being offered in this Exchange Offer is the WM Diversified Strategies(III) variable annuity, described in this prospectus; however, all Variable Portfolios may not be available for exchanged assets.

This Exchange Offer is only made to Advantage Contract owners whose Advantage Contracts are completely out of the surrender charge period at the time of the exchange. Upon purchasing the WM Diversified Strategies(III) contract in exchange for the Advantage Contract, surrender charges will not apply to the exchanged values in the new contract and will be waived on new Purchase Payments made into the WM Diversified Strategies(III) variable annuity. We will pay lower compensation to financial representatives on sales of WM Diversified Strategies(III) that are part of this Exchange Offer. For a comparison of the features and benefits of the Advantage Contract to the WM Diversified Strategies(III) contract, please see Appendix D.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options which we call Variable Portfolios, and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the fixed investment options. The Variable Portfolios are only available through the purchase of certain variable annuities. A mixture of your investment in the Variable Portfolios and fixed account options may lower the risk associated with investing only in a variable investment option.

VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust and the WM Variable Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. Each Trusts' adviser monitors the Trust for potential conflicts.

ANCHOR SERIES TRUST (CLASS 2)

Wellington Management Company, LLP serves as subadviser to the AST Portfolio. AST contains Variable Portfolios in addition to those listed below which are not available for investment under this contract.

SUNAMERICA SERIES TRUST (CLASS 2)

Various subadvisers provide investment advice for the SAST Portfolios. SAST contains Variable Portfolios in addition to those listed below which are not available for investment under this contract.

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

Van Kampen Asset Management Inc. provides investment advice for the VKT portfolios. VKT contains investments portfolios in addition to the one listed here which are not available for investment under this contract.

WM VARIABLE TRUST (CLASS 2)

WM Advisors, Inc. serves as adviser for the WMVT Funds and also hires subadvisers to manage the day-to-day operations of certain investment options.

The Variable Portfolios along with their respective subadvisers are listed below:

STRATEGIC ASSET MANAGEMENT PORTFOLIOS
Flexible Income Portfolio                WM Advisors, Inc.                        WMVT
Conservative Balanced Portfolio          WM Advisors, Inc.                        WMVT
Balanced Portfolio                       WM Advisors, Inc.                        WMVT
Conservative Growth Portfolio            WM Advisors, Inc.                        WMVT
Strategic Growth Portfolio               WM Advisors, Inc.                        WMVT

EQUITY FUNDS
Technology Portfolio                     Van Kampen                               SAST
Global Equities Portfolio                Alliance Capital Management, L.P.        SAST
REIT Fund                                WM Advisors, Inc.                        WMVT
Equity Income Fund                       WM Advisors, Inc.                        WMVT
Growth & Income Fund                     WM Advisors, Inc.                        WMVT
West Coast Equity Fund                   WM Advisors, Inc.                        WMVT
Mid Cap Stock Fund                       WM Advisors, Inc.                        WMVT
Growth Fund                              Columbia Management Advisors, Inc.,      WMVT
                                         Janus Capital Management LLC, and
                                         OppenheimerFunds, Inc.
Small Cap Growth Fund                    WM Advisors, Inc.                        WMVT
International Growth Fund                Capital Guardian Trust Company           WMVT
MFS Mid-Cap Growth Portfolio             Massachusetts Financial Services Company SAST
Capital Appreciation Portfolio           Wellington Management Company, LLP       AST
Alliance Growth Portfolio                Alliance Capital Management L.P.         SAST
Van Kampen LIT Comstock Portfolio*       Van Kampen/Van Kampen Asset Management   VKT

FIXED-INCOME FUNDS
Short Term Income Fund                   WM Advisors, Inc.                        WMVT
U.S. Government Securities Fund          WM Advisors, Inc.                        WMVT
Income Fund                              WM Advisors, Inc.                        WMVT
Money Market Fund                        WM Advisors, Inc.                        WMVT

---------------
* An equity fund seeking capital growth and income.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED INVESTMENT OPTIONS

Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in our sole discretion and we reserve the right to change the FAGPs that we make available at any time, unless state law requires us to do otherwise. Please check with your financial advisor to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     - CURRENT RATE: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     - RENEWAL RATE: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. We do not contact you. If we do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

  DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the DCA fixed accounts ("DCAFA"), if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in our sole discretion and we reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING below for more information.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well. We will process any transfer request as of the day we receive it in good order if the request is received before the close of the NYSE, generally at 4:00 p.m. Eastern Time. If the transfer request is received after the NYSE closes, the request will be processed on the next business day.

This product is not designed for professional organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These types of trading strategies can be disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors.

In connection with our efforts to control harmful trading, we may monitor your trading activity. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect a potentially harmful trading strategy, we reserve the right to take action to protect other investors. Such action may include, but may not be limited to, restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer capability in accordance with state and federal rules and regulations. We will notify you, in writing, if we determine in our sole discretion that we must terminate your transfer privileges. Some of the factors we may consider when determining our transfer policies and/or other transfer restrictions may include, but are not limited to:

- the number of transfers made in a defined period;

- the dollar amount of the transfer;

- the total assets of the Variable Portfolio involved in the transfer;

- the investment objectives of the particular Variable Portfolios involved in your transfers; and/or

- whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Subject to our rules, restrictions and policies, you may request transfers of your account value between the Variable Portfolios and/or the available fixed account options by telephone or through AIG SunAmerica's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. We allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA or Asset Rebalancing programs do not count against your 15 free transfers per year.

All transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request. For example, if you made a transfer on February 15, 2004 and within the previous six months (from August 15, 2003 forward) you made 5 transfers including the February 15th transfer, then all transfers made for twelve months after February 15, 2004 must be submitted by U.S. Mail (from February 16, 2004 through February 15, 2005). Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement.

We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

For information regarding transfers during the Income Phase, see "Income Options" below.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. There is no fee to participate in this program. Under the program you systematically transfer a set dollar amount or percentage from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. You may also systematically transfer the interest earned in the 1-year fixed account to any of the Variable Portfolios. Transfers occur on certain periodic schedules, such as monthly or weekly, and do not count against your 15 free transfers per contract year. The minimum transfer amount under the DCA program is $100 per transfer, regardless of the source account. Fixed account options are not available as target accounts for the DCA program.

We may also offer DCAFAs exclusively to facilitate this program. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payment into a DCAFA, we transfer all your money allocated to that account into the Variable Portfolio(s) over the selected period. You cannot change the option once selected.

We determine the amount of the transfers from the DCAFAs based on the total amount of money allocated to the account. For example, if you allocate $1,000 to the 1-year DCAFA, we completely transfer all of your money to the selected investment options over a period of ten months, so that each payment complies with the $100 per transfer minimum.

You may terminate a DCA program at any time. Upon termination of the DCA program, if money remains in the DCAFAs, we transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each month from the Money Market Fund to the Alliance Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

     MONTH    ACCUMULATION UNIT   UNITS PURCHASED
     -----    -----------------   ---------------
       1           $ 7.50               100
       2           $ 5.00               150
       3           $10.00                75
       4           $ 7.50               100
       5           $ 5.00               150
       6           $ 7.50               100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The automatic Asset Allocation Rebalancing Program addresses this situation. There is no fee to participate in this program. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. At your request, rebalancing occurs on a quarterly, semi-annual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year. We reserve the right to modify, suspend or terminate this program at any time.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of shares of the Trusts. However, when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal. If you withdraw your entire contract value, we also deduct any applicable premium taxes and a contract maintenance fee. SEE EXPENSES BELOW. We calculate charges due on a total withdrawal on the day after we receive your request and other required paper work. We return your contract value less any applicable fees and charges.

The minimum partial withdrawal amount is $1,000 ($950 in Oregon). We require that the value left in any Variable Portfolio or fixed account be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made in equal amounts from each Variable Portfolio and the fixed investment option(s) in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of the full surrender (except in the state of Washington).

Purchase Payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the third year will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES BELOW. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:

- Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and

- Any prior withdrawals (including withdrawal charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

During the first year after we issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount. If you are a Washington resident, you may withdraw during the first contract year, the greater of (1); (2); or (3) interest earnings from the amounts allocated to the fixed account options, not previously withdrawn.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty-free earnings and any portion of your total invested amount no longer subject to withdrawal charge or (2) 10% of the portion of your total invested amount that has been in your contract for at least one year. If you are a Washington resident, your maximum free withdrawal amount, after the first contract year, is the greater of (1); (2); or (3) interest earnings from amounts allocated to the fixed account options, not previously withdrawn.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no election of Estate Rewards, Earnings Advantage or Income Protection options selected and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 3 you request a full surrender of your contract. We will apply the following calculation,

A-(B x C)=D, where:

A=Your contract value at the time of your request for surrender ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
  ($100,000)
C=The withdrawal charge percentage applicable to the age of each Purchase
  Payment (6%)[B x C=$6,000]
D=Your full surrender value ($84,000)

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option(s) in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% federal penalty tax. SEE TAXES BELOW.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. In the State of Oregon, the minimum withdrawal amount is $250 per withdrawal or the penalty free withdrawal amount. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES BELOW for a more detailed explanation.

OPTIONAL LIVING BENEFITS
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You may elect one of the Optional Living Benefits described below. These features are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. Please see the descriptions below for detailed information.

DIVERSIFIED STRATEGIES INCOME REWARDS FEATURE

What is Diversified Strategies Income Rewards?
Diversified Strategies Income Rewards is an optional feature available only on contracts issued on or after May 3, 2004 and subject to state availability. If you elect this feature, for which you will be charged an annualized fee, you are guaranteed to receive withdrawals over a minimum number of years that in total equals at least the initial Purchase Payment adjusted for withdrawals, even if the contract value falls to zero. Diversified Strategies Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance.

How can I elect the feature?
You may elect the feature only at the time of contract issue and must choose either Option 1 or Option 2. The date you elect the feature (which is also the contract issue date) is your BENEFIT EFFECTIVE DATE. The earliest you may begin taking withdrawals under the benefit after a specified waiting period is the BENEFIT AVAILABILITY DATE. You cannot elect the feature if you are age 81 or older on the Benefit Effective Date. Generally, once you elect the feature, it cannot be canceled. The Diversified Strategies Income Rewards has rules and restrictions that are discussed more fully below.

How is the benefit calculated?
There are several components that comprise the integral aspects of this benefit. In order to determine the benefit's value at any point in time, we calculate each of the components as described below. We calculate Eligible Purchase Payments, Withdrawal Benefit Base, Step-Up Amount and Stepped-Up Benefit Base.

First, we determine the ELIGIBLE PURCHASE PAYMENTS according to the table below.

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                  TIME ELAPSED SINCE
                BENEFIT EFFECTIVE DATE                  PERCENTAGE OF ELIGIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------------------------------
    0-90 Days                                        100%
--------------------------------------------------------------------------------------------------------
    91 Days+                                         0%
--------------------------------------------------------------------------------------------------------

Second, we determine the WITHDRAWAL BENEFIT BASE ("WBB"). The WBB is used to calculate the amount of total guaranteed withdrawals and the annual maximum withdrawal amount available under the benefit. On the

Benefit Availability Date, the WBB equals the sum of all Eligible Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

Third, we determine a STEP UP AMOUNT which is calculated as a specified percentage of the WBB on the Benefit Availability Date. The Step-Up Amount is not a considered a Purchase Payment and cannot be used in calculating any other benefits, such as the death benefit, contract values or annuitization value.

Fourth, we determine the STEPPED-UP BENEFIT BASE ("SBB") which is the total amount available for withdrawal under the benefit and is used to calculate the minimum time period over which you may take withdrawals under the benefit. The SBB equals the WBB plus the Step-Up Amount.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA") which is a stated percentage of the WBB.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD ("MWP") which is the minimum period at any point in time over which you may take withdrawals under the benefit. The MWP is calculated by dividing the SBB by the MAWA.

The table below is a summary of the two Diversified Strategies Income Rewards options we are offering as applicable on the Benefit Availability Date:

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                                                                                    MWP (IF MAWA
                                                         STEP-UP        MAWA         TAKEN EACH
                    BENEFIT AVAILABILITY DATE             AMOUNT     PERCENTAGE        YEAR)
--------------------------------------------------------------------------------------------------
 Option 1  3 years following Benefit Effective Date     10% of WBB   10% of WBB   11 years
--------------------------------------------------------------------------------------------------
 Option 2  5 Years following Benefit Effective Date     20% of WBB   10% of WBB   12 years
--------------------------------------------------------------------------------------------------

      EXAMPLE 1:

     Assume you elect Diversified Strategies Income Rewards option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your WBB is $100,000 on the Benefit Availability Date. Your SBB equals WBB plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your MAWA as of the Benefit Availability Date is 10% of your WBB ($100,000 X 10% = $10,000). The MWP is equal to the SBB divided by the MAWA which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years on or after the Benefit Availability Date.

What is the fee for Diversified Strategies Income Rewards?
The annualized Diversified Strategies Income Rewards fee will be assessed and deducted quarterly from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon the termination of the benefit. If your contract value falls to zero before the benefit has been terminated, the fee will no longer be assessed.

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 TIME ELAPSED SINCE THE BENEFIT EFFECTIVE DATE                      ANNUALIZED FEE
---------------------------------------------------------------------------------------------------
 0-7 years                                         0.65% of WBB
---------------------------------------------------------------------------------------------------
 8+ years                                          0.45% of WBB
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What is the effect of withdrawals on Diversified Strategies Income Rewards?
The benefit amount, MAWA and MWP may change over time as a result of withdrawal activity. Withdrawals equal to or less than the MAWA generally reduce the benefit by the amount of the withdrawal. Withdrawals in excess of the MAWA may reduce the benefit based on the relative size of the withdrawal in relation to the contract value at the time of the withdrawal. This means if investment performance is down and contract value is depleted, withdrawals greater than the MAWA will result in a greater reduction of the benefit. We further explain the impact of withdrawals and the effect on each component of Diversified Strategies Income Rewards through the calculations below:

     CONTRACT VALUE: Any withdrawal reduces the contract value by the amount of the withdrawal.

     WBB: Withdrawals prior to the Benefit Availability Date reduce the WBB in the same proportion that the contract value was reduced at the time of the withdrawal.

     Withdrawals after the Benefit Availability Date will not reduce the WBB until the sum of withdrawals exceeds the Step-Up amount. Thereafter, any withdrawal or portion thereof that exceeds the Step-Up Amount will reduce the WBB as follows: If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the MAWA, the WBB will be reduced by the amount of the withdrawal. If the withdrawal causes total withdrawals in the Benefit Year to exceed the MAWA, the WBB is reduced to the lesser of (a) or
     (b), where:

        a.is the WBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b.is the WBB immediately prior to the withdrawal minus the portion of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.

     SBB: Since withdrawals prior to the Benefit Availability Date reduce the WBB proportionately, the SBB will likewise be reduced proportionately during that period of time.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the MAWA will reduce the SBB by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the MAWA (in that Benefit Year) reduces the SBB to the lesser of (a) or (b), where:

        a.is the SBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b.is the SBB immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.

     MAWA: If the sum of withdrawals in a Benefit Year does not exceed the MAWA for that Benefit Year, the MAWA does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the MAWA, the MAWA will be recalculated at the start of the next Benefit Year. The new MAWA will equal the SBB on that Benefit Year anniversary divided by the MWP on that Benefit Year Anniversary. The new MAWA may be lower than your previous MAWAs.

     MWP: After each withdrawal a new MWP is calculated. If total withdrawals in a Benefit Year are less than or equal to MAWA the new MWP equals the SBB after the withdrawal divided by the current MAWA.

     During any Benefit Year in which the sum of withdrawals exceeds the MAWA, the new MWP equals the MWP calculated at the end of the prior Benefit Year reduced by one year.

      EXAMPLE 2 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE

     Assume you elect Diversified Strategies Income Rewards option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date. Immediately following the withdrawal, your WBB is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your WBB by the percentage by which the contract value was reduced by the withdrawal ($100,000 -- (10% X 100,000) = $90,000). Your SBB on the
     Benefit Availability Date is your WBB plus a Step-Up Amount calculated as 20% of your WBB (20% X $90,000 = $18,000). The SBB equals $108,000. Your
     MAWA is 10% of the WBB on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 12 years ($108,000/$9,000 = 12).

      EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAWA AFTER THE
                  BENEFIT AVAILABILITY DATE

     Assume you elect Diversified Strategies Income Rewards option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date. Because the withdrawal is less than or equal to your MAWA ($10,000), your SBB ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new SBB equals $112,500. Your MAWA remains $10,000. Your new MWP following the withdrawal is equal to the new SBB divided by your current MAWA, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

      EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAWA AFTER THE BENEFIT
                  AVAILABILITY DATE

     Assume you elect Diversified Strategies Income Rewards option 2 and you invest a single Purchase Payment of $100,000. Your WBB is $100,000 and your SBB is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal. Because the withdrawal is greater than your MAWA ($10,000), we recalculate your SBB ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the SBB ($120,000 -- $15,000 = $105,000). For the second calculation, we deduct the amount of the MAWA from the SBB
     ($120,000 -- $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal. ($125,000/$5,000 = 4%). Finally we reduce $110,000 by that proportion (4%) which equals $105,600. Your SBB is the lesser of these two calculations or $105,000. The MWP following the withdrawal is equal to the MWP at the end of the prior year (12 years) reduced by one year (11 years). Your MAWA is your SBB divided by your MWP ($105,000/11) which equals $9,545.45.

What happens if my contract value is reduced to zero?
If the contract value is zero but the SBB is greater than zero, a benefit remains payable under Diversified Strategies Income Rewards feature. While a benefit is payable under Diversified Strategies Income Rewards until the SBB is reduced to zero, the contract is terminated when the contract value equals zero. At such time, except for Diversified Strategies Income Rewards, all benefits of the contract are terminated. In that event, you may not make subsequent Purchase Payments. Therefore, under adverse market conditions, withdrawals under the benefit may reduce the contract value to zero, thereby eliminating any death benefit or future income payments.

To receive your remaining Diversified Strategies Income Rewards benefit, you may select one of the following options:

     a. lump sum distribution of the present value of the total remaining guaranteed withdrawals; or

     b. the current MAWA, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the SBB equals zero; or

     c. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining benefit will be paid as the current MAWA on a quarterly basis.

What happens to Diversified Strategies Income Rewards upon a spousal continuation?
A spousal beneficiary of the original owner may elect to continue or cancel Diversified Strategies Income Rewards and its accompanying fee. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change as a result of a spousal continuation. A Continuation Contribution is not considered an Eligible Purchase Payment for purposes of determining the benefit. See Spousal Continuation below.

Can my non-spousal beneficiary elect to receive any remaining withdrawals under Diversified Strategies Income Rewards upon my death?
If the SBB is greater than zero when the original owner dies, a non-spousal beneficiary may elect to continue receiving any remaining withdrawals under the benefit. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change. If a contract value remains, the fee for the benefit will continue to be assessed. Electing to receive the remaining withdrawals will terminate any death benefit payable to the non-spousal beneficiary.

Can Diversified Strategies Income Rewards be canceled?
Once you elect the feature, you may not cancel it. The feature automatically terminates upon the occurrence of one of the following:

1. Withdrawals in excess of MAWA in any Benefit Year reduce the SBB by 50% or more; or

2. SBB is equal to zero; or

3. Annuitization of the contract; or

4. Full Surrender of the contract; or

5. Death benefit is paid; or

6. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

Important Information
The Diversified Strategies Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract nor does it guarantee any investment gains. This feature also does not guarantee lifetime income payments. If you plan to make subsequent Purchase Payments over the life of your contract, which are not considered Eligible Purchase Payments under the feature, Diversified Strategies Income Rewards does not guarantee a withdrawal of a majority of those payments. You may never need to rely on Diversified Strategies Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

Withdrawals under the benefit are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and any other benefits under the contract.

If you need to or are required to take minimum required distributions ("MRD") under the Internal Revenue Code ("IRC") from this contract prior to the Benefit Availability Date, you should know that withdrawals may negatively impact the value of Diversified Strategies Income Rewards. Any withdrawals taken under this benefit or under the contract, may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances.

The Diversified Strategies Income Rewards cannot be elected if you elect the Capital Protector feature. We reserve the right to limit the maximum WBB to $1 million.

Diversified Strategies Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative.

For prospectively issued contracts, we reserve the right to limit the investment options available under the contract if you elect Diversified Strategies Income Rewards. WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE DIVERSIFIED STRATEGIES INCOME REWARDS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

CAPITAL PROTECTOR FEATURE

What is Capital Protector?
The Capital Protector is an optional feature of your variable annuity. If you elect this feature, for which you will be charged an annualized fee, at the end of applicable waiting period your contract will be worth at least the amount of your initial Purchase Payment (less adjustments for withdrawals). The Capital Protector may offer protection in the event that your contract value declines due to unfavorable investment performance in your contract.

If you elect the Capital Protector, at the end of the applicable waiting period we will evaluate your contract to determine if a Capital Protector benefit is payable to you. The applicable waiting period is ten full contract years from your contract issue date. The last day in the waiting period is your benefit date, the date on which we will calculate any Capital Protector benefit payable to you.

How can I elect the feature?
You may only elect this feature at the time your contract is issued, so long as the applicable waiting period prior to receiving the benefit ends before your latest Annuity Date. You can elect this feature on your contract application. The effective date for this feature will be your contract issue date. Capital Protector is not available if you elect Polaris Income Reward. See Diversified Strategies Income Rewards above.

The Capital Protector feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be cancelled?
Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the waiting period. The feature terminates automatically following the end of the waiting period. In addition, the Capital Protector will no longer be available and no benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the waiting period.

How is the benefit calculated?
The Capital Protector is a one-time adjustment to your contract value in the event that your contract value at the end of the waiting period is less than the guaranteed amount. The amount of the benefit payable to you, if any, at the end of the waiting period will be based upon the amount of your initial Purchase Payment and may also include certain portions of subsequent Purchase Payments contributed to your contract over specified periods of time, as follows:

                       PERCENTAGE OF PURCHASE PAYMENTS
TIME ELAPSED SINCE             INCLUDED IN THE
EFFECTIVE DATE      CAPITAL PROTECTOR BENEFIT CALCULATION
------------------  -------------------------------------
  0-90 days                          100%
  91+ days                             0%

The Capital Protector benefit calculation is equal to your Capital Protector Base, as defined below, minus your Contract Value on the benefit date. If the resulting amount is positive, you will receive a benefit under the feature. If the resulting amount is negative, you will not receive a benefit. Your Capital Protector Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the effective date multiplied by the applicable percentages in the table above, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the effective date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements under the Polaris Rewards feature are not considered Purchase Payments and are not used in the calculation of the Capital Protector Base.

We will allocate any benefit amount contributed to the contract value on the benefit date to the Cash Management portfolio. Any Capital Protector benefit paid is not considered a Purchase Payment for purposes of calculating other benefits. Benefits based on earnings, such as EstatePlus, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

What is the fee for Capital Protector?
Capital Protector is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted from your contract value on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

CONTRACT YEAR            ANNUALIZED FEE*
-------------            ---------------
  0-7                         0.60%
  8-10                        0.20%
  11+                          none

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

What happens to Capital Protector upon a Spousal Continuation?
If your qualified spouse chooses to continue this contract upon your death, this benefit cannot be terminated. The effective date, the waiting period and the corresponding benefit payment date will not change as a result of a spousal continuation. See Spousal Continuation below.

Important Information
The Capital Protector feature may not guarantee a return of all of your Purchase Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that the Capital Protector would not protect the majority of those payments.

Since the Capital Protector feature may not guarantee a return of all Purchase Payments at the end of the waiting period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Capital Protector benefit. For example, if near the end of the waiting period your Capital Protector Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your Contract Value to be larger than your Capital Protector Base on your benefit date, you will not receive any benefit even though you have paid for the Capital Protector feature throughout the waiting period. You should discuss subsequent Purchase Payments with your financial representative as such activity may reduce the value of this Capital Protector benefit.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE CAPITAL PROTECTOR FEATURE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

INCOME PROTECTOR FEATURE

You may elect to enroll in the Income Protector Program. The Income Protector Program offers you the ability to receive a guaranteed fixed minimum retirement income when you choose to switch to the Income Phase. Income Protector should be regarded only as a "safety net." If you elect the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.

The minimum level of Income Protector benefit available is generally based upon your Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income. We charge a fee for the Income Protector benefit. The amount of the fee and levels of income protection available to you are described below. This feature may not be available in your state. Once you have made an Income Protector election it cannot be changed or terminated. Check with your financial advisor regarding availability.

You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. In addition, if applicable, surrender charges will be assessed upon your beginning the Income Phase, if you annuitize under the Income Protector Program. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?

If you elect the Income Protector Program, we base the amount of minimum retirement income available to you upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. If elected, your participation becomes effective on the date of issue of the contract.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value. Your Income Benefit Base may accumulate at the elected growth rate, if available, from the date your election becomes effective through your Income Benefit Date.

Any applicable growth rate will reduce to 0% on the anniversary immediately after the annuitant's 90th birthday.

LEVEL OF PROTECTION

If you decide that you want the protection offered by the Income Protector Program, you must elect the Income Protector by completing the Income Protector Election form available through our Annuity Service Center. You must elect the Income Protector feature at the time your contract is issued. You may only elect one of the offered alternatives, if more than one is available, and you can never change your election once made.

Your Income Benefit Base will begin accumulating at the applicable growth rate on the contract anniversary following our receipt of your completed election form. In order to obtain the benefit of the Income Protector you may not begin the income Phase for at least ten years following your election. You may not elect the Income Protector Program if the required waiting period before beginning the income phase would occur later than your latest Annuity Date.

The Income Protector option(s) currently available under this contract are:

                                                             FEE AS A % OF YOUR INCOME     WAITING PERIOD BEFORE THE
           OPTION                     GROWTH RATE                   BENEFIT BASE                  INCOME PHASE
----------------------------  ----------------------------  ----------------------------  ----------------------------
     Income Protector Base                 0%                          0.10%                        10 years

ELECTING TO RECEIVE INCOME

You may elect to begin the Income Phase of your contract using the Income Protector Program only within the 30 days after the 10th or later contract anniversary following the effective date of your Income Protector participation.

The contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, we apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 years guaranteed, or

     - Joint and 100% Survivor Life Annuity with 20 years guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect to participate in the Income Protector program we charge an annual fee, as follows:

           OPTION             FEE AS A % OF YOUR INCOME BENEFIT BASE
----------------------------  ---------------------------------------
Income Protector Base         0.10%

We deduct the annual fee from your actual Contract Value. We begin deducting the annual fee on your first contract anniversary.

Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs. We will not assess the annual fee if you surrender or annuitize before the next contract anniversary.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You may wish to consult your tax advisor for information concerning your particular circumstances.

The Income Protector program may not be available in all states. Check with your financial advisor for availability in your state.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE INCOME PROTECTOR PROGRAM AT ANY TIME.

DEATH BENEFIT
--------------------------------------------------------------------------------

If you should die during the Accumulation Phase, your Beneficiary will receive a death benefit. The death benefit options are discussed in detail below.

The death benefit is not paid after you are in the Income Phase. If you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. SEE INCOME OPTIONS BELOW.

You select the Beneficiary to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or (4) any other proof satisfactory to us.

If the Beneficiary is the spouse of the deceased owner, he or she can elect to continue the contract, rather than receive a death benefit. SEE SPOUSAL CONTINUATION BELOW. If the Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit may be paid immediately in the form of a lump sum payment or paid under one of the available Income Options. PLEASE SEE INCOME OPTIONS BELOW. A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. Under the Extended Legacy program, a Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount by which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract as detailed in the Death Claim Form. Please see your financial representative for additional information.

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the five-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

For information regarding how these payments are treated for tax purposes, consult your tax advisor regarding your particular circumstances.

If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

This contract provides three death benefit options: the Standard Death Benefit which is automatically included in your contract for no additional fee, an optional enhanced death benefit called "Estate Rewards" which offers you the selection of one of two options. If you choose the Estate Rewards death benefit, you may also elect, for an additional fee, the Earnings Advantage feature. Your death benefit elections must be made at the time of contract application and the election cannot be terminated.

The term "Net Purchase Payment" is used frequently in explaining the death benefit options. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking that withdrawal. The resulting percentage is then multiplied by the amount of total Purchase Payments and subtracted from the amount of total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment calculation.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

STANDARD DEATH BENEFIT

The Standard Death Benefit on your contract, is the greater of:

     1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the earlier of age 75 or the date of death, plus any Purchase Payments recorded after the earlier of age 75 or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     2. the contract value on the date we receive all required paperwork and satisfactory proof of death.

ESTATE REWARDS DEATH BENEFIT(S)

For an additional fee, you may elect one of the Estate Rewards death benefits which can provide greater protection for your beneficiaries. You must choose between Option 1 and Option 2 at the time you purchase your contract and you cannot change your election at any time. The Estate Rewards death benefit is not available if you are age 81 or older at the time of contract issue. The fee for Estate Rewards death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTION 1 - 5% ACCUMULATION OPTION --

  THE DEATH BENEFIT IS THE GREATER OF:

     a. the contract value on the date we receive all required paperwork and satisfactory proof of death; or
     b. Net Purchase Payments compounded to the earlier of your 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.

         If you die after your latest Annuity Date and you selected the 5% Accumulation Option, any death benefit payable under the contract will be the Standard Death Benefit as described above. Therefore, your beneficiary will not receive any benefit from Estate Rewards. This option may not be available in your state. Check with your financial representative regarding availability.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION --

  THE DEATH BENEFIT IS THE GREATEST OF:

     a.  Net Purchase Payments; or
     b. the contract value on the date we receive all required paperwork and satisfactory proof of death; or
     c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

         If the Maximum Anniversary Value option was elected and you or the Continuing Spouse live to be age 90 or older, the death benefit will be the contract value because the Maximum Anniversary Value option ends at age 90. However, if you selected the Earnings Advantage benefit and death occurs after age 90 but before the latest annuity date at age 95, your beneficiary or Continuing Spouse will benefit from the Earnings Advantage.

EARNINGS ADVANTAGE

The Earnings Advantage benefit may increase the Estate Rewards death benefit amount. In order to elect Earnings Advantage, you must also elect Estate Rewards described above. The Earnings Advantage is available for an additional charge of 0.25% of the average daily ending value of the assets you have allocated to the Variable Portfolios. You are not required to elect the Earnings Advantage feature if you select Estate Rewards, but once elected, generally, it cannot be terminated. Further, if you elect both Estate Rewards and Earnings Advantage the combined charge will be 0.40% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

With the Earnings Advantage benefit, if you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Amount), to the death benefit payable.

The Contract Year of Death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage Amount, as set forth below:

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                                          EARNINGS ADVANTAGE                             MAXIMUM
     CONTACT YEAR OF DEATH                    PERCENTAGE                        EARNINGS ADVANTAGE AMOUNT
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  Years 0 - 4                               25% of Earnings                   25% of Net Purchase Payments*
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  Years 5 - 9                               40% of Earnings                   40% of Net Purchase Payments*
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  Years 10+                                 50% of Earnings                   50% of Net Purchase Payments*
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* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of the Net Purchase Payments for the purpose of the Maximum Earnings Advantage Amount calculation.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the Earnings Advantage Percentage amount?
We determine the amount of the Earnings Advantage based upon a percentage of earnings in your contract at the time of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the date of death; and

     (2) equals Net Purchase Payments.

What is the Maximum Earnings Advantage?
The Earnings Advantage benefit is subject to a maximum dollar amount. The Maximum Earnings Advantage Amount is equal to a percentage of your Net Purchase Payments.

Earning Advantage is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from Earnings Advantage if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The Earnings Advantage benefit is not payable after the latest Annuity Date. SEE INCOME OPTIONS BELOW.

Earnings Advantage may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

In the state of Washington only the Maximum Anniversary Value component of the Estate Rewards death benefit is available. Neither the Purchase Payment Accumulation nor the Earnings Advantage is available in Washington. The fee charged for the Maximum Anniversary Value option in Washington is 0.15% of the average daily ending value of the assets allocated to the Variable Portfolios.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THESE DEATH BENEFIT FEATURES (IN THEIR ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). If a Continuation Contribution is added to the contract value, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix B. To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed account they will be subject to investment risk as was the original owner.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of the Estate Rewards and the available death benefit will be the Standard Death Benefit. The Continuing Spouse cannot elect to continue Earnings Advantage without also continuing the Estate Rewards. If a Continuing Spouse is age 81 or older on the Continuation Date, then the death benefit will be the contract value. We will terminate Estate Rewards if the Continuing Spouse is 81 or older on the Continuation Date. If Estate Rewards is continued and the Continuing Spouse dies after the latest Annuity Date, and the 5% Accumulation option was selected, the death benefit will be the Standard Death Benefit. If the Maximum Anniversary value option was selected and the Continuing Spouse lives to age 90 or older, the death benefit will be the contract value. However, if death occurs before the latest annuity date, the Continuing Spouse will still benefit from the Earnings Advantage.

Generally, the age of the Continuing Spouse on the Continuation Date (if any Continuation Contribution has been made) and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. If no Continuation Contribution has been made to the contract on the Continuation Date, the age of the spouse on the date of the original contract issue will be used to determine any age-driven benefits. SEE APPENDIX B FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

The Company deducts separate account expenses in the amount of 1.55%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

During the Accumulation Phase you may make withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The contract does provide a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows (may be lower in some states):

      YEAR              1         2         3         4
-----------------      ----      ----      ----      ----
Withdrawal Charge       7%        6%        6%        0%

After a Purchase Payment has been in the contract for three complete years, the withdrawal charge no longer applies to that Purchase Payment. When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn. We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We do not currently assess a withdrawal charge upon election to receive income payments from your contract. Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES BELOW.

INVESTMENT CHARGES

Investment Management Fees

Charges are deducted from the assets of the Underlying Funds for each Trust for the advisory and other expenses of the Funds.

12b-1 Fees

Shares of certain Trusts may be subject to fees imposed under a servicing plan adopted by that Trust pursuant to Rule 12b-1 of the Investment Company Act of 1940. The 0.15% service fee for the Anchor and SunAmerica Series Trust portfolios and 0.25% for the Van Kampen Life Investment Trust and WM Variable Trust portfolios is also known as a 12b-1 fee. Generally, this fee may be paid to financial intermediaries for services provided over the life of the contract. SEE FEE TABLE ABOVE.

FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE PROSPECTUSES FOR THE UNDERLYING FUNDS.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice. We deduct the $35 ($30 in North Dakota) contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. In the states of Texas and Washington a contract maintenance fee will be deducted pro-rata from the Variable Portfolio(s) in which you are invested, only. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

TRANSFER FEE

Generally, we currently allow 15 free transfers per contract year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year.

OPTIONAL DEATH BENEFIT FEES

Please see Optional Death Benefits above for additional information regarding the Estate Rewards and Earnings Advantage fee.

OPTIONAL DIVERSIFIED STRATEGIES INCOME REWARDS FEE

The annualized Diversified Strategies Income Rewards fee is calculated as a percentage of your Withdrawal Benefit Base. The fee will be assessed and deducted periodically from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon the termination of the benefit. If your contract falls to zero before the benefit has been terminated, the fee will no longer be assessed.

CONTRACT YEAR   ANNUALIZED FEE
-------------   --------------
     0-7            0.65%
      8+            0.45%

OPTIONAL CAPITAL PROTECTOR FEE

The fee for the Capital Protector feature is as follows:

CONTRACT YEAR   ANNUALIZED FEE
-------------   --------------
     0-7            0.50%
    8-10            0.25%
     11+             none

The fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract. The fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value.

OPTIONAL INCOME PROTECTOR FEE

The annual fee for the Income Protector feature is 0.10% of your Income Benefit Base.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract, ranging from 0% to 3.5%. Currently we deduct the charge for premium taxes from your contract when applicable, such as when you fully surrender or annuitize the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender. Other pay out options may be available. Contact our Annuity Service Center for more information.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date (latest Annuity
Date). Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this Contract offers five Income Options. Other annuity options may be available. Please check with the Annuity Service Center for details. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND 100% SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD
CERTAIN

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments. The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments direct deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing. See the INCOME PROTECTOR section below for specifics relative to taking income under that feature.

ALLOCATION OF ANNUITY PAYMENTS

You can choose income payments that are fixed, variable or both. If payments are fixed, AIG SunAmerica Life guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the Variable Portfolio(s) in which you invest.

FIXED OR VARIABLE INCOME PAYMENTS

Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolio(s) only, your income payments will be variable and your money is only in fixed accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable, unless otherwise elected.

INCOME PAYMENTS

Your income payments will vary if you are invested in the Variable Portfolio(s) after the Annuity date depending on four factors:

     - for life options, your age when payments begin, and in most states, if a Non-Qualified Contract, your gender;

     - the value of your contract in the Variable Portfolio(s) on the Annuity Date;

     - the 3.5% assumed investment rate ("AIR") for variable income payments used in the annuity table for the contract; and;

     - the performance of the Variable Portfolio(s) in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolio(s) after the Annuity Date, the allocation of funds between the fixed accounts and Variable Portfolio(s) also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on the assumed AIR of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

Please read the Statement of Additional Information, available upon request, for a more detailed discussion of the income options. See also ACCESS TO YOUR MONEY above for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

PERFORMANCE
--------------------------------------------------------------------------------

We advertise the Money Market Fund's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the Variable Portfolios were first added to the Separate Account, we derive the figures from the performance of the corresponding Underlying Funds for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the Variable Portfolios were in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

OTHER INFORMATION
--------------------------------------------------------------------------------

AIG SUNAMERICA LIFE ASSURANCE COMPANY ("AIG SUNAMERICA LIFE")

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April, 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising six broker-dealers and two investment advisers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life originally established a separate account, Variable Separate Account (the "Separate Account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of AIG SunAmerica Life. Assets in the Separate Account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

Payments to Broker-Dealers

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission, only, that may be up to a maximum 6% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value, annually. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We (or our affiliates) may pay broker-dealers or permitted third parties cash or non-cash compensation, including reimbursement of expenses incurred in connection with the sale of these contracts. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management or longevity of assets invested with Us. For example, we may pay additional amounts in connection with contracts that remain invested with us for a particular period of time. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. Promotional incentives may change at any time.

We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract. Certain compensation payments may increase our cost of doing business in a particular firm and may result in higher contractual fees and charges if you purchase your contract through such a firm. See Expenses, above.

WM Funds Distributor, 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, distributes the contracts. WM Funds Distributor is a registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

No underwriting fees are paid in connection with the distribution of the contracts.

Payments We Receive

In addition to amounts received pursuant to established 12b-1 Plans, we may receive compensation of up to 0.45% from the investment advisers, subadvisers or their affiliates of certain of the underlying Trusts and/or portfolios for services related to the availability of the underlying portfolios in the contract. Furthermore, certain advisers and/or subadvisers may offset the costs we incur for training to support sales of the underlying funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase payments received through the Automatic Payment Plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact our Annuity Service Center at 1-877-311-WMVA (9682), if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, nor are they material with respect to the Separate Account.

OWNERSHIP

The WM Diversified Strategies(III) Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

INDEPENDENT ACCOUNTANTS

The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and audited financial statements of Variable Separate Account at December 31, 2003, and for each of the two years in the period ended December 31, 2003 are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

Separate Account............................................    2
General Account.............................................    2
Performance Data............................................    3
Income Payments.............................................    9
Annuity Unit Values.........................................    9
Variable Annuity Payments...................................   11
Taxes.......................................................   11
Distribution of Contracts...................................   17
Financial Statements........................................   17

APPENDIX A -- MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------

The information in this Appendix applies only if you take money out of a FAGP with a duration longer than 1 year before the end of the guarantee period. If you take money out of any available multi-year FAGP, before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:
                           [(1+I/(1+J+L)](N/12) -- 1

where:

              I is the interest rate you are earning on the money invested in the FAGP;

              J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP;

              N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and

              L is 0.005 (some states require a different value; see your Contract).

We do not assess a MVA against withdrawals from a FAGP under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee Periods available or Surrender
                    Charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) You contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

The MVA factor is
                               = [(1+I/(1+J+0.005)](N/12) -- 1
                               = [(1.05)/(1.04+0.005)](18/12) -- 1
                               = (1.004785)(1.5) -- 1
                               = 1.007186 -- 1
                               = +0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is
                               = [(1+I)/(1+J+0.005)](N/12) -- 1
                               = [(1.05)/(1.06+0.005)](18/12) -- 1
                               = (0.985915)(1.5) -- 1
                               = 0.978948 -- 1
                               = -0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (-0.021052) = -$84.21

$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is
                               = [(1+I)/(I+J+0.005)](N/12) -- 1
                               = [(1.05)/(1.04+0.005)](18/12) -- 1
                               = (1.004785)(1.5) -- 1
                               = 1.007186 -- 1
                               = +0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 -6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is
                               = [(1+I)/(I+J+0.005)](N/12) -- 1
                               = [(1.05)/(1.06+0.005)](18/12) -- 1
                               = (0.985915)(1.5) -- 1
                               = 0.978948 -- 1
                               = -0.021052

The requested withdrawal amount, less the withdrawal charge ($4,000 -6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (-0.021052) = -$79.16

$79.16 represents the negative MVA that would be deducted from the withdrawal.

APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date plus any Purchase Payments recorded after the Continuation Date; and reduced for any withdrawals recorded after the Continuation Date, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. For the purposes of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equal the contract value on the Continuation Date, including the Continuation Contribution. All other capitalized terms have the meanings defined in the glossary and/or prospectus.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

I. If the Standard Death Benefit is applicable upon the Continuing Spouse's death and a Continuation Contribution was made we will pay the beneficiary the greater of:

        1. Continuation Net Purchase Payments compounded at a 3% annual growth rate from the Continuation Date until the earlier of age 75 or the date of death of the Continuing Spouse, plus any Purchase Payments recorded after the earlier of age 75 or the date of death of the Continuing Spouse; and reduced for any withdrawals recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

        2. The contract value on the date we receive all required paperwork and satisfactory proof of death.

II. If the Standard Death Benefit is applicable upon the Continuing Spouse's death and no Continuation Contributions was made we will pay the beneficiary the greater of:

        1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the earlier of age 75 or the date of death, plus any Purchase Payments recorded after the earlier of age 75 or the date of death; and reduced for any withdrawals recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

        2. The contract value on the date we receive all required paperwork and satisfactory proof of death.

ESTATE REWARDS DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If Estate Rewards is applicable upon the Continuing Spouse's death, we will pay the Beneficiary the applicable death benefit under Option 1 or 2.

OPTION 1 - 5% ACCUMULATION:

I. If the 5% Accumulation Option is selected and a Continuation Contribution was made the death benefit is the greater of:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b. Continuation Net Purchase Payments made from the Continuation Date including the Continuation Contribution, compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Continuation Net Purchase Payments.

II. If 5% Accumulation Option is selected and no Continuation Contribution was made:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of Continuing Spouse's death; or

        b. Net Purchase Payments made from the date of issue compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum of two times the Net Purchase Payments.

If the Continuing Spouse dies after the latest Annuity Date and the 5% Accumulation option applied, any death benefit payable under the contract will be the Standard Death Benefit as described above. The Continuing Spouse's beneficiary will not receive any benefit from Seasons Estate Advantage.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE:

III. If the Maximum Anniversary Value option is selected and if the Continuing Spouse is younger than age 90 at the time of death and a Continuation Contribution was made, the death benefit is the greatest of:

        a. Continuation Net Purchase Payments; or

        b. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the Continuation Date but prior to the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

IV. If the Maximum Anniversary Value option is selected and no Continuation Contribution was made the death benefit is the greatest of:

        a. Net Purchase Payments; or

        b. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the issue date but before the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the Continuing Spouse is age 90 or older at the time of death and the Maximum Anniversary Value option applied, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. The Continuing Spouse's beneficiary will not receive any benefit from Estate Rewards. However, the Continuing Spouse's beneficiary may still receive a benefit from Earnings Advantage if the date of death is prior to the latest annuity date.

EARNINGS ADVANTAGE BENEFIT FOR SPOUSAL CONTINUATION:

The Earnings Advantage benefit may increase the death benefit amount. The Earnings Advantage benefit is only available if the original owner elected Earnings Advantage and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.

The Contract Year of Death (from Continuation Date forward) will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:

--------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE           MAXIMUM EARNINGS ADVANTAGE PERCENTAGE
--------------------------------------------------------------------------------------------
 Years 0 - 4               25% of earnings    25% of Continuation Net Purchase Payments
--------------------------------------------------------------------------------------------
 Years 5 - 9               40% of earnings    40% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------
 Years 10+                 50% of earnings    50% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------

* PURCHASE PAYMENTS RECEIVED AFTER THE 5TH CONTRACT ANNIVERSARY MUST REMAIN IN THE CONTRACT FOR AT LEAST SIX FULL MONTHS AT THE TIME OF YOUR DEATH TO BE INCLUDED AS PART OF CONTINUATION NET PURCHASE PAYMENTS FOR PURPOSES OF THE MAXIMUM EARNINGS ADVANTAGE CALCULATION.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the Earnings Advantage amount?
We determine the Earnings Advantage amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum Earnings Advantage amount?
The Earnings Advantage amount is subject to a maximum. The Maximum Earnings Advantage amount is a percentage of the Continuation Net Purchase Payments.

The Earnings Advantage benefit will only be paid if the Continuing Spouse's date of death is prior to the latest Annuity Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

APPENDIX C
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM:

This table assumes a $100,000 initial investment in a Non-Qualified contract, the election of the optional Income Protector Program at contract issue, with no withdrawals, additional payments or premium taxes, no election of Estate Rewards or Earnings Advantage.

-----------------------------------------------------------------------------------------------------------------------------
                                        ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARY
    IF AT ISSUE YOU                        10             11             12             15             19             20
       ARE...              1-9          (AGE 70)       (AGE 71)       (AGE 72)       (AGE 75)       (AGE 79)       (AGE 80)
-----------------------------------------------------------------------------------------------------------------------------
  MALE                     N/A           6,672          6,864          7,080          7,716          8,616          8,832
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  FEMALE                   N/A           5,880          6,060          6,252          6,900          7,860          8,112
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  MALE, AGE 60             N/A           5,028          5,136          5,244          5,544          5,868          5,928
  FEMALE, AGE 60**
-----------------------------------------------------------------------------------------------------------------------------

*  Life Annuity with 10 Year Period Certain

** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial advisor for information regarding availability of this program in your state.

APPENDIX D
--------------------------------------------------------------------------------

As explained in the prospectus, an Exchange Offer is available to certain contract owners currently invested in the WM Advantage Variable Annuity to move to the WM Diversified Strategies(III) Variable Annuity, subject to our rules. The chart below highlights the material differences between the WM Advantage and WM Diversified Strategies(III) variable annuities. This material is intended as a summary to help you compare the two products. Full details about each of these features and benefits as well as other components of these products can be found in the WM Diversified Strategies(III) or WM Advantage Prospectus.

You and your financial representative should review this chart and the relevant prospectuses when deciding whether this Exchange Offer would be beneficial to you.

-------------------------------------------------------------------------------------------------------------------
            FEATURE                            WM ADVANTAGE                     WM DIVERSIFIED STRATEGIES(III)
-------------------------------------------------------------------------------------------------------------------
 SEPARATE ACCOUNT INSURANCE      1.40% annually of the value in the        1.55% annually of the value in the
 CHARGES                         variable investment options, subtracted   variable investment options, subtracted
                                 daily.                                    daily.
-------------------------------------------------------------------------------------------------------------------
 SURRENDER CHARGES               6 years per purchase payment, declines:   3 years per purchase payment, declines:
                                 7%, 6%, 6%, 5%, 4%, 2%, 0%.               7%, 6%, 6%, 0%.*
-------------------------------------------------------------------------------------------------------------------
 ANNUAL CONTRACT FEE             None                                      $35 ($30 in North Dakota) Waived for
                                                                           policies with account value greater than
                                                                           $50,000 on the contract anniversary.
-------------------------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS     5 Strategic Asset Management              5 Strategic Asset Management (SAM)
                                 (SAM) Portfolios                          portfolios
                                 7 Equity Funds                            13 Equity Portfolios
                                 4 Fixed-Income Funds                      (REIT Fund not available)
                                                                           4 Fixed-Income Portfolios
-------------------------------------------------------------------------------------------------------------------
 FIXED ACCOUNT OPTIONS           1-, 3-, 5-year guarantee periods          Available DCAFAs
                                 (If available)                            (See Fixed Investment Options)
-------------------------------------------------------------------------------------------------------------------
 LONG TERM CARE/TERMINAL         Yes                                       None
 ILLNESS WAIVER
-------------------------------------------------------------------------------------------------------------------
 STANDARD DEATH BENEFIT          Greatest of:                              Greater of:
                                 - Contract Value                          - Net Purchase Payments compounded at 3%
                                 - Purchase Payments minus withdrawals       until the earlier of death or age 75
                                 - Maximum Anniversary Value               - Contract Value
-------------------------------------------------------------------------------------------------------------------
 ENHANCED DEATH BENEFIT          None                                      For a fee (.15%), a choice between two
                                                                           options:
                                                                            1. Purchase Payment Accumulation which
                                                                               pays the greater of:
                                                                            -  Net Purchase Payments compounded at
                                                                               5% until the earlier of death or age
                                                                               80
                                                                            -  Contract Value
                                                                            2. Maximum Anniversary which pays the
                                                                               greatest of:
                                                                            -  Net Purchase Payments
                                                                            -  Contract Value
                                                                            -  Maximum Anniversary Value up to age
                                                                               81
                                                                           Choice between these two offerings must
                                                                           be made at the time of purchase.
-------------------------------------------------------------------------------------------------------------------
 ENHANCED BENEFICIARY            None                                      Yes (for an additional fee of .25%) Can
 PROTECTION                                                                only be elected if one of the Enhanced
                                                                           Death Benefits is elected.
-------------------------------------------------------------------------------------------------------------------
 LIVING BENEFIT                  None                                      For a fee (.10%) guarantees a minimum
                                                                           retirement income upon annuitization
                                                                           after at least 10 years.
-------------------------------------------------------------------------------------------------------------------

* Not applicable to contracts issued as a result of an exchange from WM Advantage to WM Diversified Strategies(III).

APPENDIX E
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                  ENDING            ENDING            ENDING
                    ANCHOR SERIES TRUST                          12/31/01          12/31/02          12/31/03
-----------------------------------------------------------------------------------------------------------------
  Capital Appreciation (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $32.095       (a) $34.794       (a) $26.448
                                                              (b) $32.095       (b) $34.852       (b) $26.392
        Ending AUV..........................................  (a) $34.794       (a) $26.448       (a) $34.395
                                                              (b) $34.852       (b) $26.392       (b) $34.180
        Ending Number of AUs................................  (a) 386           (a) 15,211        (a) 34,580
                                                              (b) 1,795         (b) 9,564         (b) 9,532
-----------------------------------------------------------------------------------------------------------------

                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                  ENDING            ENDING            ENDING
                  SUNAMERICA SERIES TRUST                        12/31/01          12/31/02          12/31/03
-----------------------------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $30.768       (a) $32.723       (a) $22.108
                                                              (b) $30.768       (b) $32.744       (b) $22.030
        Ending AUV..........................................  (a) $32.723       (a) $22.108       (a) $27.347
                                                              (b) $32.744       (b) $22.030       (b) $27.141
        Ending Number of AUs................................  (a) 29            (a) 7,424         (a) 12,084
                                                              (b) 21            (b) 2,753         (b) 3,284
-----------------------------------------------------------------------------------------------------------------
  Global Equities (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $16.645       (a) $17.562       (a) $12.632
                                                              (b) $16.645       (b) $17.577       (b) $12.590
        Ending AUV..........................................  (a) $17.562       (a) $12.632       (a) $15.711
                                                              (b) $17.577       (b) $12.590       (b) $15.599
        Ending Number of AUs................................  (a) 15            (a) 2,002         (a) 4,811
                                                              (b) 1             (b) 730           (b) 764
-----------------------------------------------------------------------------------------------------------------
  MFS Mid Cap Growth (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $12.022       (a) $13.453       (a) $6.990
                                                              (b) $12.022       (b) $13.445       (b) $6.956
        Ending AUV..........................................  (a) $13.453       (a) $6.990        (a) $9.431
                                                              (b) $13.445       (b) $6.956        (b) $9.347
        Ending Number of AUs................................  (a) 68            (a) 7,702         (a) 32,405
                                                              (b) 52            (b) 8,548         (b) 9,886
-----------------------------------------------------------------------------------------------------------------
  Technology (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $3.222        (a) $3.457        (a) $1.720
                                                              (b) $3.222        (b) $3.457        (b) $1.719
        Ending AUV..........................................  (a) $3.457        (a) $1.720        (a) $2.550
                                                              (b) $3.457        (b) $1.719        (b) $2.538
        Ending Number of AUs................................  (a) 217           (a) 30,946        (a) 108,814
                                                              (b) 3             (b) 4,971         (b) 4,969
-----------------------------------------------------------------------------------------------------------------

                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                  ENDING            ENDING            ENDING
                     WM VARIABLE TRUST                           12/31/01          12/31/02          12/31/03
-----------------------------------------------------------------------------------------------------------------
  Balanced Portfolio (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $7.347        (a) $7.547        (a) $6.764
                                                              (b) $7.347        (b) $7.543        (b) $6.733
        Ending AUV..........................................  (a) $7.547        (a) $6.764        (a) $8.156
                                                              (b) $7.543        (b) $6.733        (b) $8.086
        Ending Number of AUs................................  (a) 93,859        (a) 2,232,623     (a) 5,308,097
                                                              (b) 16,660        (b) 531,637       (b) 791,271
-----------------------------------------------------------------------------------------------------------------

             AU - Accumulation Unit
             AUV - Accumulation Unit Value
             (a) Without election of the optional EstatePlus feature
             (b) With election of the optional EstatePlus feature

                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                  ENDING            ENDING            ENDING
                     WM VARIABLE TRUST                           12/31/01          12/31/02          12/31/03
-----------------------------------------------------------------------------------------------------------------
  Conservative Balanced Portfolio (Inception
    Date -- 11/05/01)
        Beginning AUV.......................................  (a) $5.489        (a) $5.558        (a) $5.338
                                                              (b) $5.489        (b) $5.554        (b) $5.313
        Ending AUV..........................................  (a) $5.558        (a) $5.338        (a) $6.140
                                                              (b) $5.554        (b) $5.313        (b) $6.088
        Ending Number of AUs................................  (a) 36,105        (a) 219,214       (a) 728,848
                                                              (b) 818           (b) 50,067        (b) 78,689
-----------------------------------------------------------------------------------------------------------------
  Conservative Growth Portfolio (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $7.645        (a) $7.945        (a) $6.594
                                                              (b) $7.645        (b) $7.946        (b) $6.571
        Ending AUV..........................................  (a) $7.945        (a) $6.594        (a) $8.334
                                                              (b) $7.946        (b) $6.571        (b) $8.272
        Ending Number of AUs................................  (a) 57,379        (a) 958,772       (a) 1,639,836
                                                              (b) 18,040        (b) 510,781       (b) 529,868
-----------------------------------------------------------------------------------------------------------------
  Equity Income Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $6.197        (a) $6.369        (a) $5.477
                                                              (b) $6.197        (b) $6.365        (b) $5.453
        Ending AUV..........................................  (a) $6.369        (a) $5.477        (a) $6.997
                                                              (b) $6.365        (b) $5.453        (b) $6.938
        Ending Number of AUs................................  (a) 40,294        (a) 652,304       (a) 1,058,224
                                                              (b) 13,192        (b) 264,269       (b) 282,614
-----------------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $6.517        (a) $6.524        (a) $6.547
                                                              (b) $6.517        (b) $6.538        (b) $6.536
        Ending AUV..........................................  (a) $6.524        (a) $6.547        (a) $7.286
                                                              (b) $6.538        (b) $6.536        (b) $7.245
        Ending Number of AUs................................  (a) 23,092        (a) 1,115,544     (a) 3,743,642
                                                              (b) 536           (b) 168,170       (b) 273,450
-----------------------------------------------------------------------------------------------------------------
  Growth & Income Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $5.849        (a) $6.016        (a) $4.661
                                                              (b) $5.849        (b) $6.013        (b) $4.637
        Ending AUV..........................................  (a) $6.016        (a) $4.661        (a) $5.806
                                                              (b) $6.013        (b) $4,637        (b) $5.752
        Ending Number of AUs................................  (a) 4,551         (a) 150,973       (a) 285,233
                                                              (b) 13,991        (b) 87,324        (b) 93,495
-----------------------------------------------------------------------------------------------------------------
  Growth Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $6.791        (a) $7.150        (a) $4.847
                                                              (b) $6.791        (b) $7.137        (b) $4.823
        Ending AUV..........................................  (a) $7.150        (a) $4.847        (a) $6.148
                                                              (b) $7.137        (b) $4.823        (b) $6.092
        Ending Number of AUs................................  (a) 3,394         (a) 64,109        (a) 103,137
                                                              (b) 41            (b) 20,860        (b) 22,069
-----------------------------------------------------------------------------------------------------------------
  Income Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $5.816        (a) $5.746        (a) $6.191
                                                              (b) $5.816        (b) $5.744        (b) $6.164
        Ending AUV..........................................  (a) $5.746        (a) $6.191        (a) $6.673
                                                              (b) $5.744        (b) $6.164        (b) $6.617
        Ending Number of AUs................................  (a) 16,374        (a) 877,757       (a) 2,589,597
                                                              (b) 28,322        (b) 274,470       (b) 259,664
-----------------------------------------------------------------------------------------------------------------
  International Growth Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $4.367        (a) $4.546        (a) $3.776
                                                              (b) $4.367        (b) $4.546        (b) $3.789
        Ending AUV..........................................  (a) $4.546        (a) $3.776        (a) $5.023
                                                              (b) $4.546        (b) $3.789        (b) $5.020
        Ending Number of AUs................................  (a) 2             (a) 15,526        (a) 21,413
                                                              (b) 2             (b) 8,188         (b) 5,405
-----------------------------------------------------------------------------------------------------------------
  Mid Cap Stock Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $6.186        (a) $6.645        (a) $5.855
                                                              (b) $6.186        (b) $6.642        (b) $5.829
        Ending AUV..........................................  (a) $6.645        (a) $5.855        (a) $7.347
                                                              (b) $6.642        (b) $5.829        (b) $7.285
        Ending Number of AUs................................  (a) 4,582         (a) 64,864        (a) 130,356
                                                              (b) 940           (b) 42,438        (b) 43,115
-----------------------------------------------------------------------------------------------------------------

             AU - Accumulation Unit
             AUV - Accumulation Unit Value
             (a) Without election of the optional EstatePlus feature
             (b) With election of the optional EstatePlus feature

                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                  ENDING            ENDING            ENDING
                     WM VARIABLE TRUST                           12/31/01          12/31/02          12/31/03
-----------------------------------------------------------------------------------------------------------------
  Money Market Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $5.792        (a) $5.793        (a) $5.769
                                                              (b) $5.792        (b) $5.795        (b) $5.746
        Ending AUV..........................................  (a) $5.793        (a) $5.769        (a) $5.703
                                                              (b) $5.795        (b) $5.746        (b) $5.658
        Ending Number of AUs................................  (a) 21,359        (a) 611,656       (a) 346,649
                                                              (b) 5,174         (b) 26,588        (b) 32,680
-----------------------------------------------------------------------------------------------------------------
  Short Term Income Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $5.922        (a) $5.916        (a) $6.168
                                                              (b) $5.922        (b) $5.923        (b) $6.150
        Ending AUV..........................................  (a) $5.916        (a) $6.168        (a) $6.406
                                                              (b) $5.923        (b) $6.150        (b) $6.361
        Ending Number of AUs................................  (a) 2,421         (a) 163,898       (a) 813,368
                                                              (b) 114           (b) 24,307        (b) 57,771
-----------------------------------------------------------------------------------------------------------------
  Small Cap Growth Fund (Inception Date -- 11/05/01)*
        Beginning AUV.......................................  (a) $6.106        (a) $7.409        (a) $3.847
                                                              (b) $6.106        (b) $7.424        (b) $3.842
        Ending AUV..........................................  (a) $7.409        (a) $3.847        (a) $6.474
                                                              (b) $7.424        (b) $3.842        (b) $6.441
        Ending Number of AUs................................  (a) 3,287         (a) 31,973        (a) 104,235
                                                              (b) 2             (b) 7,619         (b) 19,306
-----------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $8.331        (a) $8.763        (a) $6.853
                                                              (b) $8.331        (b) $8.774        (b) $6.834
        Ending AUV..........................................  (a) $8.763        (a) $6.853        (a) $8.959
                                                              (b) $8.774        (b) $6.834        (b) $8.898
        Ending Number of AUs................................  (a) 9,248         (a) 197,031       (a) 477,462
                                                              (b) 1,123         (b) 28,279        (b) 38,111
-----------------------------------------------------------------------------------------------------------------
  U.S. Government Securities Fund (Inception
    Date -- 11/05/01)
        Beginning AUV.......................................  (a) $5.943        (a) $5.817        (a) $6.219
                                                              (b) $5.943        (b) $5.825        (b) $6.204
        Ending AUV..........................................  (a) $5.817        (a) $6.219        (a) $6.238
                                                              (b) $5.825        (b) $6.204        (b) $6.197
        Ending Number of AUs................................  (a) 90,321        (a) 1,433,815     (a) 1,996,843
                                                              (b) 3,371         (b) 100,117       (b) 144,873
-----------------------------------------------------------------------------------------------------------------
  West Coast Equity Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $8.249        (a) $8.805        (a) $6.706
                                                              (b) $8.249        (b) $8.795        (b) $6.676
        Ending AUV..........................................  (a) $8.805        (a) $6.706        (a) $9.438
                                                              (b) $8.795        (b) $6.676        (b) $9.358
        Ending Number of AUs................................  (a) 4,021         (a) 217,183       (a) 384,631
                                                              (b) 890           (b) 81,228        (b) 93,442
-----------------------------------------------------------------------------------------------------------------
  WM REIT Fund (Inception Date -- 10/01/03)
        Beginning AUV.......................................  (a) $N/A          (a) $N/A          (a) $10.600
                                                              (b) $N/A          (b) $N/A          (b) $10.605
        Ending AUV..........................................  (a) $N/A          (a) $N/A          (a) $11.535
                                                              (b) $N/A          (b) $N/A          (b) $11.393
        Ending Number of AUs................................  (a) N/A           (a) N/A           (a) 8
                                                              (b) N/A           (b) N/A           (b) 9
-----------------------------------------------------------------------------------------------------------------

                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                  ENDING            ENDING            ENDING
              VAN KAMPEN LIFE INVESTMENT TRUST                   12/31/01          12/31/02          12/31/03
-----------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Comstock, Class II Shares (Inception
    Date -- 11/05/01)
        Beginning AUV.......................................  (a) $9.992        (a) $10.263       (a) $8.135
                                                              (b) $9.992        (b) $10.213       (b) $8.067
        Ending AUV..........................................  (a) $10.263       (a) $8.135        (a) $10.475
                                                              (b) $10.213       (b) $8.067        (b) $10.345
        Ending Number of AUs................................  (a) 917           (a) 46,801        (a) 89,132
                                                              (b) 6,737         (b) 88,739        (b) 101,065
-----------------------------------------------------------------------------------------------------------------

             AU - Accumulation Unit
             AUV - Accumulation Unit Value
             (a) Without election of the optional EstatePlus feature
             (b) With election of the optional EstatePlus feature
              * The Small Cap Stock Fund was renamed the Small Cap Growth Fund effective 5/3/2004.

Please forward a copy (without charge) of the WM Diversified Strategies(III) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

       ------------------------------------------------------------------
         Name

       ------------------------------------------------------------------
         Address

       ------------------------------------------------------------------
         City/State/Zip

       ------------------------------------------------------------------

       Date: ------------  Signed: --------------------------------------

Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                                        As filed pursuant to Rule 497 under
                                        under the Securities Act of 1933
                                        Registration No. 333-66114
                                                         811-03859





                       STATEMENT OF ADDITIONAL INFORMATION

                   FIXED AND VARIABLE GROUP DEFERRED CONTRACTS
                                    ISSUED BY

                            VARIABLE SEPARATE ACCOUNT
                          WM DIVERSIFIED STRATEGIES III

                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated March 14, 2005, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:

            AIG SunAmerica Life Assurance Company
            Annuity Service Center
            P.O. Box 54299
            Los Angeles, California 90054-0299

     The date of this Statement of Additional Information is March 14, 2005


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Separate Account...........................................................    2
General Account............................................................    2
Performance Data...........................................................    3
Income Payments............................................................    9
Annuity Unit Values........................................................    9
Variable Annuity Payments..................................................   11
Taxes......................................................................   11
Distribution of Contracts..................................................   17
Financial Statements.......................................................   17

                                SEPARATE ACCOUNT

AIG SunAmerica Life Assurance Company (the "Company") established Variable Separate Account ("separate account") under Arizona law on January 1, 1996 when it assumed the separate account originally established under California law on June 25, 1981 as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the Underlying Funds. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the Underlying Funds, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                                 GENERAL ACCOUNT

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed investment options and/or available DCA fixed account(s) in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

From time to time the separate account may advertise the Money Market Fund's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Fund refers to the net income generated for a contract funded by an investment in the Variable Portfolio (which invests in shares of the Money Market Fund of WM Variable Trust) over a seven-day period (the period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolio is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

Money Market Fund

Inception of the Money Market Fund in the WM Variable Trust was on May 10, 1993.



Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV-CMC)/(SV)

            where:

            SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period CMC = an allocated portion of the $35 annual Contract Maintenance
                  Charge, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Charge (CMC) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio allocated portion of the charge is proportional to the percentage of the number of the accounts that have money allocated to the Variable Portfolio. The charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size contacts funded by the Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

The Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

             Effective Yield = [(Base Period Return + 1)(365/7) - 1]

The yield quoted should not be considered a representation of the yield of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Portfolios

The Variable Portfolios of the separate account compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

            P(1+T)(n) = ERV

            where:

            P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).

Standardized performance for the Variable Portfolios available in this contract reflect total returns using the three year surrender charge schedule.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. The total return figures reflect the effect of both non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was included in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts. Hypothetical return data is derived from the original class of the corresponding Underlying Funds of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust and WM Variable Trust, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each Underlying Fund.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. These rates of return do not reflect election of the optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

Hypothetical return data is derived from the original class of the corresponding Underlying Funds of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust and WM Variable Trust, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each Underlying Fund.

                                 INCOME PAYMENTS

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of certain guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and the dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and the age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

                               ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing
(a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

(b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the Underlying Funds in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                              NIF = ($11.46/$11.44)
                                  = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5% per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5% per annum is:

                1/[(1.035) (to the power of) (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

                            VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.



                                      TAXES
General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

The contracts are offered through WM Funds Distributor, located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Funds Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS

The financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of the Variable Separate Account at December 31, 2003 and for each of the two years in the period ended December 31, 2003 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the separate account and the Company. The financial statements referred to above have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The quarterly financial statements for AIG SunAmerica Life Assurance Company (File No. 033-47472) for the period ended September 30, 2004 are also presented in this Statement of Additional Information.

The unaudited financial statements for Variable Separate Account at December 31, 2004 and for the year ended December 31, 2004 are are also presented in this Statement of Additional Information.

Report of Independent Auditors


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.


PricewaterhouseCoopers LLP
Los Angeles, California
March 29, 2004

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET


                                                                DECEMBER 31,     DECEMBER 31,
                                                                   2003            2002
                                                                -----------      -----------
                                                                       (IN THOUSANDS)
ASSETS

Investments and cash:
  Cash and short-term investments                               $    85,188      $    65,872
  Bonds, notes and redeemable preferred stocks available
    for sale, at market value (amortized cost: December
    31, 2003, $5,351,183; December 31, 2002, $5,492,677)          5,505,800        5,528,569
  Mortgage loans                                                    716,846          738,601
  Policy loans                                                      200,232          215,846
  Separate account seed money                                        17,815           25,366
  Common stocks available for sale, at market value (cost:
    December 31, 2003, $635; December 31, 2002, $4,111)                 727            2,609
  Real estate                                                        22,166           22,315
  Securities lending collateral                                     514,145          585,760
  Other invested assets                                              10,453            8,766
                                                                -----------      -----------
  Total investments and cash                                      7,073,372        7,193,704

Variable annuity assets held in separate accounts                19,178,796       14,758,642
Accrued investment income                                            74,647           75,326
Deferred acquisition costs                                        1,424,317        1,364,748
Income taxes currently receivable from Parent                          --            100,123
Due from affiliates                                                    --             26,304
Goodwill                                                              4,603            4,603
Other assets                                                         26,116           15,382
                                                                -----------      -----------
TOTAL ASSETS                                                    $27,781,851      $23,538,832
                                                                ===========      ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                      DECEMBER 31,    DECEMBER 31,
                                                         2003            2002
                                                      -----------     ------------
                                                          (IN THOUSANDS)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:

  Reserves for fixed annuity contracts                $ 4,274,329      $ 4,285,098
  Reserves for universal life insurance
    contracts                                           1,609,233        1,676,073
  Reserves for guaranteed investment contracts            218,032          359,561
  Securities lending payable                              514,145          585,760
  Income taxes currently payable to Parent                    394             --
  Modified coinsurance deposit liability                    4,738           31,393
  Due to affiliates                                        11,448             --
  Payable to brokers                                        1,140            8,529
  Other liabilities                                       224,780          160,265
                                                      -----------      -----------
Total reserves, payables and accrued liabilities        6,858,239        7,106,679
                                                      -----------      -----------
Variable annuity liabilities related to
  separate accounts                                    19,178,796       14,758,642
                                                      -----------      -----------
Deferred income taxes                                     281,399          351,872
                                                      -----------      -----------
Total liabilities                                      26,318,434       22,217,193
                                                      -----------      -----------
Shareholder's equity:
  Common stock                                              3,511            3,511
  Additional paid-in capital                            1,125,753        1,125,753
  Retained earnings                                       261,543          175,871
  Accumulated other comprehensive income                   72,610           16,504
                                                      -----------      -----------
  Total shareholder's equity                            1,463,417        1,321,639
                                                      -----------      -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY            $27,781,851      $23,538,832
                                                      ===========      ===========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                YEARS ENDED DECEMBER 31,
                                                            ---------------------------------
                                                               2003        2002         2001
                                                            ----------   ---------   ---------
                                                                     (IN THOUSANDS)
REVENUES:
  Fee income:
    Variable annuity policy fees, net of reinsurance        $290,132    $295,509    $348,883
    Net retained commissions                                      --          --      47,572
    Asset management fees                                         --          --      63,529
    Universal life insurance fees, net of reinsurance         35,816      36,253      36,475
    Surrender charges                                         27,733      32,507      24,911
    Other fees, net                                               --       3,305      14,551
                                                          ----------   ---------   ---------
      Total fee income                                       353,681     367,574     535,921
Investment income                                            398,304     377,556     374,268
Net realized investment losses                               (30,354)    (65,811)    (92,711)
                                                          ----------   ---------   ---------
Total revenues                                               721,631     679,319     817,478
                                                          ----------   ---------   ---------
BENEFITS AND EXPENSES:
Interest expense:
  Fixed annuity contracts                                    153,636     142,973     133,647
  Universal life insurance contracts                          76,415      80,021      81,773
  Guaranteed investment contracts                              7,534      11,267      25,079
  Sub notes payable to affiliates                                 --          --       4,475
                                                          ----------   ---------   ---------
Total interest expense                                       237,585     234,261     244,974
General and administrative expenses                           83,013      79,287     136,942
Amortization of deferred acquisition costs                   156,906     187,860     220,316
Annual commissions                                            55,661      58,389      58,278
Claims on universal life contracts, net of
  reinsurance recoveries                                      17,766      15,716      17,566
Guaranteed minimum death benefits, net of
  reinsurance recoveries                                      63,268      67,492      17,839
                                                          ----------   ---------   ---------
Total benefits and expenses                                  614,199     643,005     695,915
                                                          ----------   ---------   ---------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING
  CHANGE                                                     107,432      36,314     121,563
Income tax expense                                            21,760       2,063      20,852
                                                          ----------   ---------   ---------
INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE          85,672      34,251     100,711
Cumulative effect of accounting change, net of tax                --          --     (10,342)
                                                          ----------   ---------   ---------
NET INCOME                                                $   85,672   $  34,251   $  90,369
                                                          ----------   ---------   ---------

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                        YEARS ENDED DECEMBER 31,
                                               -----------------------------------------
                                                  2003          2002             2001
                                               ---------      ---------       ----------
                                                           (IN THOUSANDS)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on fixed
    maturity and equity securities
    available for sale identified in the
    current period less related
    amortization of deferred acquisition
    costs                                      $  67,125       $  20,358      $  (10,418)

  Less reclassification adjustment for
    net realized losses included in net
    income                                        19,194          52,285          64,062

  Cumulative effect of accounting change,
    net of tax                                      --              --             1,389

  Change related to cash flow hedges                --            (2,218)             81

  Income tax expense                             (30,213)        (24,649)        (18,804)
                                               ---------       ---------      ----------
OTHER COMPREHENSIVE INCOME                        56,106          45,776          36,310
                                               ---------       ---------      ----------
COMPREHENSIVE INCOME                           $ 141,778       $  80,027      $  126,679
                                               =========       =========      ==========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                            YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------
                                                    2003               2002            2001
                                                ------------      -------------   ------------
                                                                  (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                     $    85,672          $ 34,251        $  90,369
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
  Cumulative effect of accounting
    change, net of tax                                --                --              10,342
  Interest credited to:
    Fixed annuity contracts                        153,636           142,973           133,647
    Universal life insurance contracts              76,415            80,021            81,773
    Guaranteed investment contracts                  7,534            11,267            25,079
  Net realized investment losses                    30,354            65,811            92,711
  Amortization of premium (discount) on
    securities                                         590            (2,721)           (6,284)
  Amortization of goodwill                            --                --               1,452
  Amortization of deferred acquisition
    costs                                          156,906           187,860           220,316
  Acquisition costs deferred                      (250,475)         (256,538)         (359,158)
  Provision for deferred income taxes             (100,685)          128,748           126,010
  Change in:
    Accrued investment income                          679           (10,099)           (7,717)
    Separate account seed money                     (7,375)            3,932            10,838
    Other assets                                   (10,734)            2,433            15,042
    Income taxes currently payable to/
      receivable from Parent                       100,517           (50,471)              106
    Due from/to affiliates                         (26,248)           16,153           (68,844)
    Other liabilities                               46,987             5,167             9,697
  Other, net                                        17,124            17,475            21,216
                                               -----------        ----------         ----------
NET CASH PROVIDED BY OPERATING ACTIVITIES          280,897           376,262           396,595
                                               -----------        ----------         ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred
    stocks                                      (2,078,310)       (2,403,362)       (2,178,830)
  Mortgage loans                                   (44,247)         (128,764)          (70,295)
  Other investments, excluding
    short-term investments                         (20,266)          (65,184)          (27,413)
Sales of:
  Bonds, notes and redeemable preferred
    stocks                                       1,190,299           849,022         1,087,090
  Common stock                                       3,920               195               164
  Other investments, excluding
    short-term investments                           8,915               630             3,363
Redemptions and maturities of:
  Bonds, notes and redeemable preferred
    stocks                                         994,014           615,798           549,638
  Mortgage loans                                    67,506            82,825            63,960
  Other investments, excluding
    short-term investments                          72,970           114,347            78,555
                                               -----------        ----------         ----------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                   $   194,801        $ (934,493)        $ (493,768)
                                               -----------        ----------         ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------
                                                     2003             2002              2001
                                                ------------     -------------     -----------
                                                                 (IN THOUSANDS)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                      $ 1,553,030       $ 1,731,597       $ 2,280,498
  Universal life insurance contracts                45,657            49,402            52,469
  Guaranteed investment contracts                     --                --              40,000
Net exchanges from the fixed accounts of
  variable annuity contracts                    (1,148,030)         (503,221)       (1,368,527)
Withdrawal payments on:
  Fixed annuity contracts                         (464,332)         (529,466)         (315,794)
  Universal life insurance contracts               (61,039)          (68,444)          (55,361)
  Guaranteed investment contracts                 (148,719)         (135,084)         (191,919)
Claims and annuity payments on:
  Fixed annuity contracts                         (109,412)          (98,570)          (52,685)
  Universal life insurance contracts              (111,380)         (100,995)         (146,998)
Net receipts from (repayments of) other
  short-term financings                             14,498            (8,025)           15,920
Net payment related to a modified
  coinsurance transaction                          (26,655)          (30,282)          (35,972)
Capital contribution received from Parent             --             200,000              --
Dividends paid to Parent                              --                --             (94,095)
Net cash and short-term investments
  transferred to the Parent in
  distribution of Saamsun Holdings Corp.              --             (82,873)             --
                                               -----------       -----------       -----------
NET CASH (USED IN) PROVIDED BY FINANCING
  ACTIVITIES                                      (456,382)          424,039           127,536
                                               -----------       -----------       -----------
NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                            19,316          (134,192)           30,363
CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                               65,872           200,064           169,701
                                               -----------       -----------       -----------
CASH AND SHORT-TERM INVESTMENTS AT END OF
  PERIOD                                       $    85,188       $    65,872       $   200,064
                                               ===========       ===========       ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid on indebtedness                  $      --         $      --         $       780
                                               ===========       ===========       ===========
Net income taxes paid to (refunded by)
  Parent                                       $    21,928       $   (76,214)      $  (120,504)
                                               ===========       ===========       ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS")(formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs").

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 10). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1. NATURE OF OPERATIONS (Continued)

      of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("GAAP"). Certain prior period amounts have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

      Other invested assets consist principally of investments in limited partnerships and put options on the S&P 500 index purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits. Limited partnerships are carried at equity or cost depending on the equity ownership position. The put options do not qualify for hedge accounting and accordingly are marked to market and changes in market value are recorded through investment income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and put options on the S&P 500 index entered into to partially offset the risk of certain guarantees of annuity policy values. At December 31, 2003, the notional amount was $226.4 million. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of accumulated other comprehensive income in shareholders' equity.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Any ineffective portion of cash flow hedges is reported in investment income. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

      Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

      The Company issues certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2003, the premiums in force subject to guarantee totaled approximately $652,647,000.

      Under SFAS 133, the GMAV benefit is considered an embedded derivative that should be bifurcated and marked to market. Changes in the market value of the estimated GMAV benefit are recorded through investment income.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges, and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $250,475,000, $256,538,000 and $359,158,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

      As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $43,000,000 at December 31, 2003 and $9,000,000 at December 31, 2002, for this adjustment.

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities, fixed options of variable annuities and universal life contracts) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised. At December 31, 2003, DAC amortization was adjusted for a DAC unlocking that resulted in a reduction of $18.0 million.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Annuity Fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) at both December 31, 2003 and 2002. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2003, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 5 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: On January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated statement of income and comprehensive income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of an accounting change. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2003, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The adoption of FIN 45 did not have a significant impact on the Company's results of operations or financial condition.

      In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP-03-1"). FASB did not object to the issuance of SOP 03-1. This statement is effective for the Company as of January 1, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

      In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits, guaranteed minimum income benefits and enhanced earnings benefits and modify certain disclosures and financial statement presentations for these products. The Company's estimate of this liability, including the impact on DAC, will result in a one-time cumulative accounting charge upon adoption of approximately $52 million ($79 million pre-tax) to be recorded in the first quarter of 2004.

3. INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                AMORTIZED       ESTIMATED
                                                   COST         FAIR VALUE
                                                ----------      ----------
                                                     (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States Government      $   22,393      $   24,292
Mortgage-backed securities                       1,148,452       1,191,817
Securities of public utilities                     352,998         365,150
Corporate bonds and notes                        2,590,254       2,697,142
Redeemable preferred stocks                         21,515          22,175
                                                 ---------       ---------
Other debt securities                            1,215,571       1,205,224
                                                 =========       =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

                                                      AMORTIZED     ESTIMATED
                                                        COST        FAIR VALUE
                                                    -----------    ------------
                                                           (IN THOUSANDS)
AT DECEMBER 31, 2002:
Securities of the United States Government          $    32,531    $    32,820
Mortgage-backed securities                            1,476,100      1,547,568
Securities of public utilities                          311,951        311,604
Corporate bonds and notes                             2,757,880      2,776,021
Redeemable preferred stocks                              21,515         21,575
Other debt securities                                   892,700        838,981
                                                    -----------    -----------
  Total                                             $ 5,492,677    $ 5,528,569
                                                    ===========    ===========

 The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2003, follow:

                                           AMORTIZED      ESTIMATED
                                             COST        FAIR VALUE
                                           ----------    ----------
                                                (IN THOUSANDS)
Due in one year or less                   $   164,842   $   167,073
Due after one year through five years       2,050,327     2,119,273
Due after five years through ten years      1,485,944     1,522,642
Due after ten years                           501,618       504,995
Mortgage-backed securities                  1,148,452     1,191,817
                                            ---------     ---------
  Total                                   $ 5,351,183   $ 5,505,800
                                           =========     =========

Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                         GROSS        GROSS
                                                       UNREALIZED   UNREALIZED
                                                         GAINS       LOSSES
                                                       ---------    ----------
                                                            (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States Government             $   1,898    $      --
Mortgage-backed securities                                46,346       (2,980)
Securities of public utilities                            13,467       (1,315)
Corporate bonds and notes                                127,996      (21,108)
Redeemable preferred stocks                                  660           --
Other debt securities                                     24,366      (34,713)
                                                       ---------    ---------
  Total                                                $ 214,733    $ (60,116)
                                                       =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

 3. INVESTMENTS (Continued)

                                                        GROSS        GROSS
                                                      UNREALIZED   UNREALIZED
                                                        GAINS        LOSSES
                                                      ----------   ----------
                                                            (IN THOUSANDS)
AT DECEMBER 31, 2002:
Securities of the United States Government            $    1,174   $     (885)
Mortgage-backed securities                                72,364         (896)
Securities of public utilities                            11,514      (11,861)
Corporate bonds and notes                                109,067      (90,926)
Redeemable preferred stocks                                   60           --
Other debt securities                                     10,797      (64,516)
                                                      ----------   ----------
  Total                                               $  204,976   $ (169,084)
                                                      ==========   ==========

Gross unrealized gains on equity securities aggregated $112,000 at December 31, 2003 and $76,000 at December 31, 2002. Gross unrealized losses on equity securities aggregated $20,000 at December 31, 2003 and $1,578,000 at December 31, 2002.

The following table summarizes the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2003.

                                    LESS THAN 12 MONTHS              12 MONTHS OR MORE                  TOTAL
                                -------------------------------    -------------------------  ---------------------------
(IN THOUSANDS)                  MARKET       UNREALIZED            MARKET  UNREALIZED            MARKET   UNREALIZED
DECEMBER 31, 2003               VALUE          LOSSES     ITEMS    VALUE    LOSSES     ITEMS     VALUE     LOSSES   ITEMS
-----------------              --------        -------    -----    -----    ------     -----     -----     ------   -----
Mortgage-backed securities     $180,559        $ 2,882     49     $13,080   $   98       6     $193,639   $ 2,980     55
Securities of public
   utilities                     67,626          1,315      8          --       --               67,626     1,315      8
Corporate bonds & notes         276,373         17,086     54      30,383    4,022       5      306,756    21,108     59
Other debt securities           302,230         33,951     54      41,523      762       5      343,753    34,713     59
                               --------        -------    ---     -------   ------      --     --------   -------    ---
Total -- Debt securities        826,788         55,234    165      84,986    4,882      16      911,774    60,116    181
Equity securities                   366             20      1         250       --       1          616        20      2
                               --------        -------    ---     -------   ------      --     --------   -------    ---
Total                          $827,154        $55,254    166     $85,236   $4,882      17     $912,390   $60,136    183
                               ========        =======    ===     =======   ======      ==     ========   =======    ===

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

Gross realized investment gains and losses on sales of investments are as follows:

                                       YEARS ENDED DECEMBER 31,
                                   ---------------------------------
                                      2003       2002         2001
                                   ---------   ---------   ----------
                                            (In thousands)
BONDS, NOTES AND REDEEMABLE
PREFERRED STOCKS:
  Realized gains                   $ 28,691   $ 24,681    $  34,026
  Realized losses                    (9,612)   (32,532)     (25,258)
COMMON STOCKS:
  Realized gains                        561         --          164
  Realized losses                      (117)      (169)          --
OTHER INVESTMENTS:
  Realized gains                         --         --           --
  Realized losses                        --         --         (685)


   The sources and related amounts of investment income (losses) are as follows:

                                       YEARS ENDED DECEMBER 31,
                                    --------------------------------
                                    2003          2002         2001
                                  ---------   ---------   ----------
                                             (IN THOUSANDS)
Short-term investments            $     794   $   3,879   $    8,422
Bonds, notes and redeemable
  preferred stocks                  321,493     305,480      285,668
Mortgage loans                       53,951      55,417       58,262
Partnerships                         (3,890)      1,281       13,905
Policy loans                         15,925      18,796       18,218
Common stocks                            --          --            2
Real estate                            (331)       (276)        (272)
Other invested assets                12,670      (4,664)      (4,975)
Less: investment expenses            (2,308)     (2,357)      (4,962)
                                  ---------   ---------   ----------
Total investment income           $ 398,304   $ 377,556   $  374,268
                                  =========   =========   ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

Investment income was attributable to the following products:

                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------
                                                2003        2002        2001
                                              ---------   ---------   ---------
                                                       (IN THOUSANDS)
Fixed annuities                               $  37,762   $  41,856   $  51,208
Variable annuities                              239,863     201,766     164,422
Guaranteed investment contracts                  20,660      28,056      36,073
Universal life insurance contracts              100,019     105,878     122,565
                                              ---------   ---------   ---------
Total                                         $ 398,304   $ 377,556   $ 374,268
                                              =========   =========   =========

At December 31, 2003, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

At December 31, 2003, bonds, notes and redeemable preferred stocks included $339,119,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with 21% of these assets concentrated in financial institutions, 17% of these assets concentrated in utilities, 15% of these assets concentrated in telecommunications, 11% of these assets concentrated in transportation and 10% of these assets concentrated in noncyclical consumer products. No other industry concentration constituted more than 10% of these assets.

At December 31, 2003, mortgage loans were collateralized by properties located in 31 states, with loans totaling approximately 27%, 11% and 11% of the aggregate carrying value of the portfolio secured by properties located in California, Michigan and New York. No more than 10% of the portfolio was secured by properties in any other single state.

At December 31, 2003, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $49,607,000 of bonds.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments.

At December 31, 2003, $10,245,000 of bonds, at amortized cost, was on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      The estimated fair values of the Company's financial instruments at December 31, 2003 and 2002 compared with their respective carrying values, are as follows:

                                                                  CARRYING       FAIR
                                                                   VALUE         VALUE
                                                                -----------   -----------
                                                                     (IN THOUSANDS)
DECEMBER 31, 2003:

ASSETS:
    Cash and short-term investments .........................   $    85,188   $    85,188
    Bonds, notes and redeemable preferred stocks ............     5,505,800     5,505,800
    Mortgage loans ..........................................       716,846       774,758
    Policy loans ............................................       200,232       200,232
    Separate account seed money .............................        17,815        17,815
    Common stocks ...........................................           727           727
    Partnerships ............................................         1,312         1,685
    Securities lending collateral ...........................       514,145       514,145
    Variable annuity assets held in separate accounts .......    19,178,796    19,178,796

LIABILITIES:
    Reserves for fixed annuity contracts ....................   $ 4,274,329   $ 4,225,329
    Reserves for guaranteed investment contracts ............       218,032       223,553
    Securities lending payable ..............................       514,145       514,145
    Variable annuity liabilities related to separate accounts    19,178,796    19,178,796

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                 CARRYING        FAIR
                                                                   VALUE         VALUE
                                                                -----------   -----------
                                                                      (IN THOUSANDS)
DECEMBER 31, 2002:

ASSETS:
    Cash and short-term investments .........................   $    65,872   $    65,872
    Bonds, notes and redeemable preferred stocks ............     5,528,569     5,528,569
    Mortgage loans ..........................................       738,601       818,022
    Policy loans ............................................       215,846       215,846
    Separate account seed money .............................        25,366        25,366
    Common stocks ...........................................         2,609         2,609
    Partnerships ............................................         8,766         7,504
    Securities lending collateral ...........................       585,760       585,760
    Variable annuity assets held in separate accounts .......    14,758,642    14,758,642

LIABILITIES:
    Reserves for fixed annuity contracts ....................   $ 4,285,098   $ 4,173,950
    Reserves for guaranteed investment contracts ............       359,561       367,393
    Securities lending payable ..............................       585,760       585,760
    Variable annuity liabilities related to separate accounts    14,758,642    14,758,642

5.    REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2003, a portion of the GMDB risk on approximately 33% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease on March 31, 2004. In 2003, a substantial majority of contracts sold have reinsurance coverage. However, the Company does not currently have reinsurance coverage on the majority of the contracts to be sold after 2003. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB reinsurance premiums of $20,691,000, $15,544,000 and $8,200,000 were netted against variable annuity policy fees in 2003, 2002 and 2001, respectively. GMDB-

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    REINSURANCE (Continued)

      related contractholder benefits incurred, net of related reinsurance, were $63,268,000 (net of $8,042,000 of reinsurance recoveries), $67,492,000
      (net of $8,362,000 of reinsurance recoveries) and $17,839,000 (net of $3,767,000 of reinsurance recoveries) for 2003, 2002 and 2001, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. However, effective January 1, 2004, the company will be required to record a liability for GMDBs (see
      Note 2).

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2003, approximately 8% (calculated based on current account value) of in-force contracts include EEB coverage, with 95% of the EEB risk fully reinsured. EEB reinsurance premiums of $4,045,000 and $2,106,000 were netted against variable annuity policy fees in 2003 and 2002, respectively. There were no EEB reinsurance premium in 2001.

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven, nine or ten-year waiting period in their deferred annuity contracts. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's products containing the GMIB feature have been reinsured; furthermore, substantially all of the GMIB risk per individual reinsured contract has been transferred to the reinsurer. However, the Company does not currently have reinsurance coverage on contracts to be sold after the middle of 2004. GMIB reinsurance premiums of $6,059,000, $4,902,000 and $5,047,000 were netted against variable annuity policy fees in 2003, 2002 and 2001, respectively.

      The universal life insurance contracts are subject to reinsurance ceded agreements. In order to limit the exposure to loss on any single insured, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. Reinsurance premiums of $33,710,000, $34,098,000 and $34,011,000 were netted against universal life insurance fees in 2003, 2002 and 2001, respectively. Reinsurance recoveries were $34,036,000, $29,171,000 and $31,591,000 in 2003, 2002 and 2001, respectively. Total reserve credits of $3,705,000 and $3,641,000 were taken against the life insurance reserves at December 31, 2003 and 2002, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    REINSURANCE (Continued)

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2003, the Company recorded income of $7,591,000 from this program, as compared to an income of $6,418,000 for the year ended December 31, 2002 and a cost of $6,909,000 for the year ended December 31, 2001. These amounts are reported as a component of general and administrative expenses in the consolidated statement of income and comprehensive income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

6.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into seven agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2003 is $557,775,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $222,524,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $21,930,000 in 2004, $385,845,000 in 2005 and $150,000,000 in 2006. The Internal Revenue
      Service has initiated examinations into the transactions underlying these commitments, including the Company's role in the transactions. The Company is fully cooperating with the IRS. Management does not anticipate any material losses with respect to these commitments.

      At December 31, 2003, the Company was obligated to purchase approximately $18,000,000 of asset backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $11,000,000 in 2004 and $7,000,000 in 2006.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

      The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2003 and 2002, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                                  YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------
                                                             2003           2002           2001
                                                         -----------    -----------    -----------
                                                                      (IN THOUSANDS)
ADDITIONAL PAID-IN CAPITAL:
    Beginning balances ...............................   $ 1,125,753    $   925,753    $   493,010
    Capital contributions by Parent ..................            --        200,000             --
    Contribution of subsidiary by Parent .............            --             --        432,743
                                                         -----------    -----------    -----------
    Ending balances ..................................   $ 1,125,753    $ 1,125,753    $   925,753
                                                         ===========    ===========    ===========

RETAINED EARNINGS:
    Beginning balances ...............................   $   175,871    $   694,004    $   697,730
    Net income .......................................        85,672         34,251         90,369
    Dividends paid to Parent .........................            --             --        (94,095)
    Distribution of subsidiary to Parent .............            --       (552,384)            --
                                                         -----------    -----------    -----------
    Ending balances ..................................   $   261,543    $   175,871    $   694,004
                                                         ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
    Beginning balances ...............................   $    16,504    $   (29,272)   $   (65,582)
    Change in net unrealized gains (losses) on
      debt securities available for sale .............       118,725         98,718         59,844
    Change in net unrealized gains (losses) on
      equity securities available for sale ...........         1,594         (1,075)          (400)
    Change in adjustment to deferred acquisition costs       (34,000)       (25,000)        (5,800)
    Cumulative effect of accounting change, net of tax            --             --          1,389
    Net change related to cash flow hedges ...........            --         (2,218)            81
    Tax effects of net changes .......................       (30,213)       (24,649)       (18,804)
                                                         -----------    -----------    -----------
    Ending balances ..................................   $    72,610    $    16,504    $   (29,272)
                                                         ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                     DECEMBER 31,    DECEMBER 31,
                                                         2003            2002
                                                     ------------    ------------
                                                           (IN THOUSANDS)
Gross unrealized gains .........................      $ 214,845       $ 205,052
Gross unrealized losses ........................        (60,136)       (170,662)
Adjustment to DAC ..............................        (43,000)         (9,000)
Deferred income taxes ..........................        (39,099)         (8,886)
                                                      ---------       ---------
Accumulated other comprehensive income .........      $  72,610       $  16,504
                                                      =========       =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun. Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 9). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests in SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are realized by its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to stockholders in the year 2004 without obtaining prior approval is $59,884,000. No dividends were paid in the years ended December 31, 2003 and 2002. Dividends of $94,095,000 were paid on April 2, 2001.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $89,071,000 for the year ended December 31, 2003 and net losses of $180,737,000 and $122,322,000 for the years ended December 31, 2002 and 2001, respectively. The Company's statutory capital and surplus totaled $602,348,000 at December 31, 2003 and $463,905,000 at December 31, 2002.

8.    INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                               YEARS ENDED DECEMBER 31,
                                      ------------------------------------------
                                         2003            2002            2001
                                      ---------       ---------       ----------
                                                    (IN THOUSANDS)

Current ........................      $ 122,445       $(126,685)      $(105,158)
Deferred .......................       (100,685)        128,748         126,010
                                      ---------       ---------       ----------
Total income tax expense .......      $  21,760       $   2,063       $  20,852
                                      =========       =========       =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                  --------------------------------
                                                    2003        2002        2001
                                                  --------    --------    --------
                                                           (IN THOUSANDS)

Amount computed at statutory rate .............   $ 37,601    $ 12,710    $ 42,547
Increases (decreases) resulting from:
   Amortization of differences between
      book and tax bases of net assets acquired         --          --         613
   State income taxes, net of federal
      tax benefit .............................         --          --       4,072
   Dividends received deduction ...............    (15,920)    (10,117)    (13,406)
   Tax credits ................................         --          --     (16,758)
   Other, net .................................         79        (530)      3,784
                                                  --------    --------    --------
      Total income tax expense ................   $ 21,760    $  2,063    $ 20,852
                                                  ========    ========    ========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,304,000 at December 31, 2003. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    INCOME TAXES (Continued)

      The significant components of the liability for Deferred Income Taxes are as follows:

                                                        DECEMBER 31,   DECEMBER 31,
                                                            2003           2002
                                                        ------------   ------------
(IN THOUSANDS)
DEFERRED TAX LIABILITIES:

Deferred acquisition costs ...........................   $ 455,151      $ 423,823
Other liabilities ....................................          --         42,289
Net unrealized gains on debt and equity securities
   available for sale ................................      39,098          8,885
                                                         ---------      ----------
Total deferred tax liabilities .......................     494,249        474,997
                                                         ---------      ----------
DEFERRED TAX ASSETS:

Investments ..........................................     (24,436)       (13,591)
Contractholder reserves ..............................    (158,112)       (84,943)
Guaranty fund assessments ............................      (3,408)        (3,774)
Deferred income ......................................     (21,881)       (16,416)
Other assets .........................................      (5,013)        (4,401)
                                                         ---------      ----------
Total deferred tax assets ............................    (212,850)      (123,125)
                                                         ---------      ----------
Deferred income taxes ................................   $ 281,399      $ 351,872
                                                         =========      =========

      In the Company's opinion, the deferred taxes will be fully realized and no valuation allowance is necessary because the Company has the ability to generate sufficient future taxable income to realize the tax benefits.

9.    RELATED-PARTY MATTERS

      As discussed in Notes 1 and 7, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the years ended December 31, 2003 and December 31, 2002, the Company paid commissions totaling $51,716,000 and $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation, respectively. Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the year ended December 31, 2001, the Company paid commissions totaling $40,567,000 to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 24.0%, 31.2% and 26.0% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% was distributed by these affiliated broker-dealers for the year ended December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    RELATED-PARTY MATTERS (Continued)

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $126,531,000 for the year ended December 31, 2003, $119,981,000 for the year ended December 31, 2002 and $130,178,000 for the year ended December 31, 2001. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $48,733,000, $49,004,000 and $68,757,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The Company paid $500,000, $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2003, 2002 and 2001, respectively (see Note
      2).

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2.3 million, $2.4 million and $5.0 million for the years ended December 31, 2003, 2002 and 2001, respectively.

      In December 2003, the Company purchased an affiliated bond with a carrying value of $37,129,000.

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $60,458,000 and $62,562,000 were included in the consolidated statement of income and comprehensive income relating to the SAAMCO Agreement for the years ended December 31, 2003 and 2002. Of this amount $54,753,000 and $57,745,000 has been paid to the Company in 2003 and 2002 and $5,705,000 and $4,817,000 remained receivables from SAAMCO at December 31, 2003 and 2002, respectively.

      On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS, whereby the Company has the right to borrow up to $500,000,000 from AIGRS. Any advances made by AIGRS under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003 or December 31, 2002.

      On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS, whereby AIGRS has the right to borrow up to

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    RELATED-PARTY MATTERS (Continued)

      $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. At December 31, 2003, the Company owed $14,000,000 under this agreement. This payable was paid in January 2004 and was included in due to affiliates on the balance sheet at December 31, 2003. No borrowings were outstanding under this agreement at December 31, 2002.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003 or December 31, 2002.

10.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company had one business segment in 2003 and 2002, annuity operations (see Note 7). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the year ended December 31, 2001. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 14.6% of sales in the year ended December 31, 2003, 11.9% of sales in the year ended December 31, 2002 and 12.2% of sales in the year ended December 31, 2001. No other independent selling organization was responsible for 10% or more of sales for any such period. For the year ended December 31, 2001, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives does not compose a material percentage of total revenues in the broker-dealer operations for the year ended December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2003:

REVENUES:
Fee income:
    Variable annuity fees ................       $    290,132   $       --   $       --   $    290,132
    Universal life insurance fees ........             35,816           --           --         35,816
    Surrender charges ....................             27,733           --           --         27,733
    Other fees ...........................                 --           --           --             --
                                                 ------------   ----------   ----------   ------------
        Total fee income .................            353,681           --           --        353,681

Investment income ........................            398,304           --           --        398,304
Net realized investment losses ...........            (30,354)          --           --        (30,354)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            721,631           --           --        721,631
                                                 ------------   ----------   ----------   ------------
BENEFITS AND EXPENSES:
Interest expense .........................            237,585           --           --        237,585
General and administrative expenses ......             83,013           --           --         83,013
Amortization of deferred acquisition costs            156,906           --           --        156,906
Annual commissions .......................             55,661           --           --         55,661
Claims on universal life contracts, net of
    reinsurance ..........................             17,766           --           --         17,766
Guaranteed minimum death benefits, net of
    reinsurance recoveries ...............             63,268           --           --         63,268
                                                 ------------   ----------   ----------   ------------
Total benefits and expenses ..............            614,199           --           --        614,199
                                                 ------------   ----------   ----------   ------------
Pretax income before cumulative effect of
    accounting change ....................       $    107,432   $       --   $       --   $    107,432
                                                 ============   ==========   ==========   ============

Total assets .............................       $ 27,781,851   $       --   $       --   $ 27,781,851
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $       --   $       --   $         --
                                                 ============   ==========   ==========   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2002:

REVENUES:
Fee income:
   Variable annuity fees .................       $    295,509   $       --   $       --   $    295,509
   Universal life insurance fees .........             36,253           --           --         36,253
   Surrender charges .....................             32,507           --           --         32,507
   Other fees ............................              3,305           --           --          3,305
                                                 ------------   ----------   ----------   ------------
      Total fee income ...................            367,574           --           --        367,574

Investment income ........................            377,556           --           --        377,556
Net realized investment losses ...........            (65,811)          --           --        (65,811)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            679,319           --           --        679,319

BENEFITS AND EXPENSES:
Interest expense .........................            234,261           --           --        234,261
General and administrative expenses ......             79,287           --           --         79,287
Amortization of deferred acquisition costs            187,860           --           --        187,860
Annual commissions .......................             58,389           --           --         58,389
Claims on universal life contracts, net of
   reinsurance ...........................             15,716           --           --         15,716
Guaranteed minimum death benefits, net of
   reinsurance recoveries ................             67,492           --           --         67,492
                                                 ------------   ----------   ----------   ------------
Total benefits and expenses ..............            643,005           --           --        643,005
                                                 ------------   ----------   ----------   ------------
Pretax income before cumulative effect of
   accounting change .....................       $     36,314   $       --   $       --   $     36,314
                                                 ============   ==========   ==========   ============
Total assets .............................       $ 23,538,832   $       --   $       --   $ 23,538,832
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $       --   $       --            $--
                                                 ============   ==========   ==========   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2001:

REVENUES:
Fee income:
    Variable annuity fees ................       $    337,384   $   11,499   $       --   $    348,883
    Net retained commissions .............                 --        2,210       45,362         47,572
    Asset management fees ................                 --       63,529           --         63,529
    Universal life insurance fees ........             36,475           --           --         36,475
    Surrender charges ....................             24,911           --           --         24,911
    Other fees ...........................              3,626        9,350        1,575         14,551
                                                 ------------   ----------   ----------   ------------
Total fee income .........................            402,396       86,588       46,937        535,921

Investment income ........................            358,710       14,988          570        374,268
Net realized investment losses ...........            (59,784)     (32,927)          --        (92,711)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            701,322       68,649       47,507        817,478

BENEFITS AND EXPENSES:
Interest expense .........................            240,499        4,115          360        244,974
General and administrative expenses ......             80,026       27,430       29,486        136,942
Amortization of deferred acquisition costs            144,273       76,043           --        220,316
Annual commissions .......................             58,278           --           --         58,278
Claims on universal life contracts, net of
   reinsurance ...........................             17,566           --           --         17,566
Guaranteed minimum death benefits, net of
   reinsurance recoveries ................             17,839           --           --         17,839
                                                 ------------   ----------   ----------   ------------
Total benefits and Expenses ..............            558,481      107,588       29,846        695,915

Pretax income before cumulative effect of
   accounting change .....................       $    142,841   $  (38,939)  $   17,661   $    121,563
                                                 ============   ==========   ==========   ============
Total assets .............................       $ 26,207,279   $  659,876   $   72,950   $ 26,940,105
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $      614   $      608   $      1,222
                                                 ============   ==========   ==========   ============

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") (formerly, Anchor National Life Insurance Company) at December 31, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
March 12, 2004

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                              Government
                                                   Asset         Capital         and
                                                Allocation    Appreciation   Quality Bond     Growth
                                                Portfolio       Portfolio      Portfolio     Portfolio
                                                (Class 1)       (Class 1)      (Class 1)     (Class 1)
                                               ------------------------------------------------------------
Assets:
  Investments in Anchor Series Trust (Class
   1, 2 or 3), at net asset value              $406,341,547   $911,917,258   $469,029,141   $378,795,802
  Investments in SunAmerica Series Trust
   (Class 1, 2 or 3), at net asset value                  0              0              0              0
  Investments in Van Kampen Life Investment
   Trust (Class II), at net asset value                   0              0              0              0
  Investments in WM Variable Trust (Class
   1 or Class 2), at net asset value                      0              0              0              0
  Investments in Nations Separate Account
   Trust (Class B), at net asset value                    0              0              0              0
  Investments in Anchor Pathway Fund
   (Class A), at net asset value                          0              0              0              0
  Investments in American Funds Insurance
   Series (Class 2), at net asset value                   0              0              0              0
  Investments in Lord Abbett Series Fund,
   Inc. (Class VC), at net asset value                    0              0              0              0
                                               ---------------------------------------------------------
Total Assets:                                  $406,341,547   $911,917,258   $469,029,141   $378,795,802

Liabilities:                                              0              0              0              0
                                               ---------------------------------------------------------
                                               $406,341,547   $911,917,258   $469,029,141   $378,795,802
                                               =========================================================
Net assets:

  Accumulation units                           $404,241,443   $909,443,866   $466,328,725   $377,649,447

  Contracts in payout (annuitization) period      2,100,104      2,473,392      2,700,416      1,146,355

                                               ---------------------------------------------------------
       Total net assets                        $406,341,547   $911,917,258   $469,029,141   $378,795,802
                                               =========================================================

Accumulation units outstanding                   19,778,098     27,625,806     28,398,316     14,192,988
                                               =========================================================

Contracts With Total Expenses of 1.30%:
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
  Net Assets                                   $220,104,762   $373,248,855   $141,935,870   $142,928,751
  Accumulation units outstanding                 10,712,980     11,109,195      8,517,535      5,354,634
  Unit value of accumulation units             $      20.55   $      33.60   $      16.66   $      26.69
Contracts With Total Expenses of 1.52% (2):
  Net Assets                                   $184,269,813   $519,834,590   $309,494,592   $230,446,605
  Accumulation units outstanding                  8,968,741     15,471,842     18,572,325      8,633,774
  Unit value of accumulation units             $      20.55   $      33.60   $      16.66   $      26.69
Contracts With Total Expenses of 1.52% (3):
  Net Assets                                   $          -   $  4,082,407   $  6,087,032   $          -
  Accumulation units outstanding                          -        470,167        534,921              -
  Unit value of accumulation units             $          -   $       8.68   $      11.38   $          -
Contracts With Total Expenses of 1.52% (4):
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
  Net Assets                                   $  1,966,972   $ 13,116,405   $  8,746,810   $  5,420,446
  Accumulation units outstanding                     96,377        393,375        528,784        204,580
  Unit value of accumulation units             $      20.41   $      33.34   $      16.54   $      26.50
Contracts With Total Expenses of 1.77% (3):
  Net Assets                                   $          -   $  1,635,001   $  2,764,837   $          -
  Accumulation units outstanding                          -        181,227        244,751              -
  Unit value of accumulation units             $          -   $       9.02   $      11.30   $          -
Contracts With Total Expenses of 1.80%:
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -

                                                                                            Government
                                                 Natural        Asset         Capital          and
                                                Resources     Allocation    Appreciation   Quality Bond
                                                Portfolio      Portfolio     Portfolio      Portfolio
                                                (Class 1)      (Class 2)     (Class 2)      (Class 2)
                                               --------------------------------------------------------
Assets:
  Investments in Anchor Series Trust (Class
   1, 2 or 3), at net asset value              $90,042,277   $ 12,717,893   $100,495,406   $127,810,283
  Investments in SunAmerica Series Trust
   (Class 1, 2 or 3), at net asset value                 0              0              0              0
  Investments in Van Kampen Life Investment
   Trust (Class II), at net asset value                  0              0              0              0
  Investments in WM Variable Trust (Class
   1 or Class 2), at net asset value                     0              0              0              0
  Investments in Nations Separate Account
   Trust (Class B), at net asset value                   0              0              0              0
  Investments in Anchor Pathway Fund
   (Class A), at net asset value                         0              0              0              0
  Investments in American Funds Insurance
   Series (Class 2), at net asset value                  0              0              0              0
  Investments in Lord Abbett Series Fund,
   Inc. (Class VC), at net asset value                   0              0              0              0

                                               --------------------------------------------------------
Total Assets:                                  $90,042,277   $ 12,717,893   $100,495,406   $127,810,283

Liabilities:                                             0              0              0              0
                                               --------------------------------------------------------
                                               $90,042,277   $ 12,717,893   $100,495,406   $127,810,283
                                               ========================================================
Net assets:

  Accumulation units                           $89,809,590   $ 12,717,893   $100,495,406   $127,810,283

  Contracts in payout (annuitization) period       232,687              0              0              0
                                               --------------------------------------------------------

       Total net assets                        $90,042,277   $ 12,717,893   $100,495,406   $127,810,283
                                               ========================================================

Accumulation units outstanding                   4,047,710        622,230      2,994,700      7,704,078
                                               ========================================================

Contracts With Total Expenses of 1.30%:
  Net Assets                                   $         -   $          -   $          -   $          -
  Accumulation units outstanding                         -              -              -              -
  Unit value of accumulation units             $         -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
  Net Assets                                   $         -   $          -   $  1,350,905   $          -
  Accumulation units outstanding                         -              -         40,276              -
  Unit value of accumulation units             $         -   $          -   $      33.54   $          -
Contracts With Total Expenses of 1.52% (1):
  Net Assets                                   $33,646,995   $  6,743,011   $ 71,124,656   $ 95,321,326
  Accumulation units outstanding                 1,512,462        329,270      2,120,302      5,740,302
  Unit value of accumulation units             $     22.25   $      20.48   $      33.54   $      16.61
Contracts With Total Expenses of 1.52% (2):
  Net Assets                                   $53,782,785   $          -   $          -   $          -
  Accumulation units outstanding                 2,416,959              -              -              -
  Unit value of accumulation units             $     22.25   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
  Net Assets                                   $         -   $          -   $          -   $          -
  Accumulation units outstanding                         -              -              -              -
  Unit value of accumulation units             $         -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
  Net Assets                                   $         -   $    953,513   $  3,225,173   $  5,391,168
  Accumulation units outstanding                         -         46,563         95,319        324,172
  Unit value of accumulation units             $         -   $      20.48   $      33.84   $      16.63
Contracts With Total Expenses of 1.55% (5):
  Net Assets                                   $         -   $          -   $  1,038,314   $          -
  Accumulation units outstanding                         -              -         31,000              -
  Unit value of accumulation units             $         -   $          -   $      33.49   $          -
Contracts With Total Expenses of 1.55% (6):
  Net Assets                                   $         -   $          -   $  1,189,352   $          -
  Accumulation units outstanding                         -              -         34,580              -
  Unit value of accumulation units             $         -   $          -   $      34.39   $          -
Contracts With Total Expenses of 1.70%:
  Net Assets                                   $         -   $          -   $    556,950   $          -
  Accumulation units outstanding                         -              -         16,227              -
  Unit value of accumulation units             $         -   $          -   $      34.32   $          -
Contracts With Total Expenses of 1.72% (4):
  Net Assets                                   $         -   $  1,677,912   $  5,803,251   $  6,147,922
  Accumulation units outstanding                         -         82,132        171,809        371,227
  Unit value of accumulation units             $         -   $      20.43   $      33.78   $      16.56
Contracts With Total Expenses of 1.77% (7):
  Net Assets                                   $         -   $  2,330,981   $ 13,548,336   $ 18,947,515
  Accumulation units outstanding                         -        114,393        406,094      1,146,980
  Unit value of accumulation units             $         -   $      20.38   $      33.36   $      16.52
Contracts With Total Expenses of 1.77% (2):
  Net Assets                                   $ 2,612,497   $          -   $          -   $          -
  Accumulation units outstanding                   118,289              -              -              -
  Unit value of accumulation units             $     22.09   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
  Net Assets                                   $         -   $          -   $          -   $          -
  Accumulation units outstanding                         -              -              -              -
  Unit value of accumulation units             $         -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
  Net Assets                                   $         -   $          -   $    655,023   $          -
  Accumulation units outstanding                         -              -         19,710              -
  Unit value of accumulation units             $         -   $          -   $      33.23   $          -
Contracts With Total Expenses of 1.95%:
  Net Assets                                   $         -   $          -   $    325,814   $          -
  Accumulation units outstanding                         -              -          9,532              -
  Unit value of accumulation units             $         -   $          -   $      34.18   $          -
Contracts With Total Expenses of 1.97% (4):
  Net Assets                                   $         -   $  1,012,476   $  1,677,632   $  2,002,352
  Accumulation units outstanding                         -         49,872         49,851        121,397
  Unit value of accumulation units             $         -   $      20.30   $      33.65   $      16.49

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)      Offered in Polaris II product.

(3)      Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)      Offered in Diversified Strategies product.

(6)      Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (Continued)

                                                                 Natural         Asset         Capital
                                                  Growth        Resources     Allocation    Appreciation
                                                Portfolio       Portfolio      Portfolio      Portfolio
                                                (Class 2)       (Class 2)      (Class 3)      (Class 3)
                                               ---------------------------------------------------------
Assets:
  Investments in Anchor Series Trust
   (Class 1, 2 or 3), at net asset value       $ 58,824,652   $ 12,549,472   $  2,872,884   $ 58,331,792
  Investments in SunAmerica Series Trust
   (Class 1, 2 or 3), at net asset value                  0              0              0              0
  Investments in Van Kampen Life Investment
   Trust (Class II), at net asset value                   0              0              0              0
  Investments in WM Variable Trust
   (Class 1 or Class 2), at net asset value               0              0              0              0
  Investments in Nations Separate Account
   Trust (Class B), at net asset value                    0              0              0              0
  Investments in Anchor Pathway Fund
   (Class A), at net asset value                          0              0              0              0
  Investments in American Funds Insurance
   Series (Class 2), at net asset value                   0              0              0              0
  Investments in Lord Abbett Series Fund,
   Inc. (Class VC), at net asset value                    0              0              0              0
                                               ---------------------------------------------------------
Total Assets:                                  $ 58,824,652   $ 12,549,472   $  2,872,884   $ 58,331,792

Liabilities:                                              0              0              0              0
                                               ---------------------------------------------------------
                                               $ 58,824,652   $ 12,549,472   $  2,872,884   $ 58,331,792
                                               =========================================================

Net assets:

  Accumulation units                           $ 58,824,652   $ 12,549,472   $  2,872,884   $ 58,331,792

  Contracts in payout (annuitization) period              0              0              0              0
                                               ---------------------------------------------------------
           Total net assets                    $ 58,824,652   $ 12,549,472   $  2,872,884   $ 58,331,792
                                               =========================================================

Accumulation units outstanding                    2,210,630        565,717        140,877      1,741,037
                                               =========================================================

Contracts With Total Expenses of 1.30%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):

  Net Assets                                   $ 45,868,350   $  8,916,776   $          -   $ 38,878,800
  Accumulation units outstanding                  1,722,000        401,282              -      1,159,548
  Unit value of accumulation units             $      26.64   $      22.22   $          -   $      33.53
Contracts With Total Expenses of 1.52% (2):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):

  Net Assets                                   $  1,468,765   $    432,871   $    521,175   $  4,085,991
  Accumulation units outstanding                     55,138         19,443         25,522        121,861
  Unit value of accumulation units             $      26.64   $      22.26   $      20.42   $      33.53
Contracts With Total Expenses of 1.55% (5):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):

  Net Assets                                   $  2,145,023   $    764,316   $  2,229,395   $  9,468,256
  Accumulation units outstanding                     80,754         34,514        109,338        282,999
  Unit value of accumulation units             $      26.56   $      22.15   $      20.39   $      33.46
Contracts With Total Expenses of 1.77% (7):

  Net Assets                                   $  8,890,330   $  2,306,653   $          -   $  4,589,834
  Accumulation units outstanding                    335,658        104,640              -        137,361
  Unit value of accumulation units             $      26.49   $      22.04   $          -   $      33.41
Contracts With Total Expenses of 1.77% (2):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):

  Net Assets                                   $    452,184   $    128,856   $    122,314   $  1,308,911
  Accumulation units outstanding                     17,080          5,838          6,017         39,268
  Unit value of accumulation units             $      26.47   $      22.07   $      20.33   $      33.33

                                                Government
                                                   and                          Natural      Aggressive
                                               Quality Bond     Growth         Resources      Growth
                                                 Portfolio     Portfolio       Portfolio     Portfolio
                                                 (Class 3)     (Class 3)       (Class 3)     (Class 1)
                                               ---------------------------------------------------------
Assets:
  Investments in Anchor Series Trust
   (Class 1, 2 or 3), at net asset value       $112,179,625   $ 35,799,120   $  5,978,089   $          0
  Investments in SunAmerica Series Trust
   (Class 1, 2 or 3), at net asset value                  0              0              0    150,483,074
  Investments in Van Kampen Life Investment
   Trust (Class II), at net asset value                   0              0              0              0
  Investments in WM Variable Trust
   (Class 1 or Class 2), at net asset value               0              0              0              0
  Investments in Nations Separate Account
   Trust (Class B), at net asset value                    0              0              0              0
  Investments in Anchor Pathway Fund
   (Class A), at net asset value                          0              0              0              0
  Investments in American Funds Insurance
   Series (Class 2), at net asset value                   0              0              0              0
  Investments in Lord Abbett Series Fund,
   Inc. (Class VC), at net asset value                    0              0              0              0
                                               ---------------------------------------------------------

Total Assets:                                  $112,179,625   $ 35,799,120   $  5,978,089   $150,483,074

Liabilities:                                              0              0              0              0
                                               ---------------------------------------------------------
                                               $112,179,625   $ 35,799,120   $  5,978,089   $150,483,074
                                               =========================================================

Net assets:

  Accumulation units                           $112,179,625   $ 35,799,120   $  5,978,089   $150,087,756

  Contracts in payout (annuitization) period              0              0              0        395,318
                                               ---------------------------------------------------------
           Total net assets                    $112,179,625   $ 35,799,120   $  5,978,089   $150,483,074
                                               =========================================================

Accumulation units outstanding                    6,769,120      1,346,317        270,101     11,780,987
                                               =========================================================

Contracts With Total Expenses of 1.30%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):

  Net Assets                                   $ 66,092,522   $ 23,694,231   $  3,695,915   $ 43,097,722
  Accumulation units outstanding                  3,984,131        890,267        166,766      3,365,257
  Unit value of accumulation units             $      16.59   $      26.61   $      22.16   $      12.81
Contracts With Total Expenses of 1.52% (2):

  Net Assets                                   $          -   $          -   $          -   $105,107,163
  Accumulation units outstanding                          -              -              -      8,207,281
  Unit value of accumulation units             $          -   $          -   $          -   $      12.81
Contracts With Total Expenses of 1.52% (3):

  Net Assets                                   $          -   $          -   $          -   $    292,112
  Accumulation units outstanding                          -              -              -         43,121
  Unit value of accumulation units             $          -   $          -   $          -   $       6.77
Contracts With Total Expenses of 1.52% (4):

  Net Assets                                   $ 10,107,314   $  2,379,381   $    212,260   $          -
  Accumulation units outstanding                    609,421         89,400          9,577              -
  Unit value of accumulation units             $      16.59   $      26.61   $      22.16   $          -
Contracts With Total Expenses of 1.55% (5):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):

  Net Assets                                   $ 25,579,039   $  6,128,580   $  1,327,490   $          -
  Accumulation units outstanding                  1,545,706        230,864         60,147              -
  Unit value of accumulation units             $      16.55   $      26.55   $      22.07   $          -
Contracts With Total Expenses of 1.77% (7):

  Net Assets                                   $  8,223,755   $  2,774,463   $    730,373   $          -
  Accumulation units outstanding                    497,760        104,691         33,063              -
  Unit value of accumulation units             $      16.52   $      26.50   $      22.09   $          -
Contracts With Total Expenses of 1.77% (2):

  Net Assets                                   $          -   $          -   $          -   $  1,855,077
  Accumulation units outstanding                          -              -              -        145,856
  Unit value of accumulation units             $          -   $          -   $          -   $      12.72
Contracts With Total Expenses of 1.77% (3):

  Net Assets                                   $          -   $          -   $          -   $    131,000
  Accumulation units outstanding                          -              -              -         19,472
  Unit value of accumulation units             $          -   $          -   $          -   $       6.73
Contracts With Total Expenses of 1.80%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):

  Net Assets                                   $  2,176,995   $    822,465   $     12,051   $          -
  Accumulation units outstanding                    132,102         31,095            548              -
  Unit value of accumulation units             $      16.48   $      26.45   $      22.01   $          -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)      Offered in Polaris II product.

(3)      Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)      Offered in Diversified Strategies product.

(6)      Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (Continued)

                                                 Alliance      Blue Chip        Cash         Corporate
                                                  Growth        Growth        Management       Bond
                                                Portfolio      Portfolio      Portfolio      Portfolio
                                                (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                               ---------------------------------------------------------
Assets:
  Investments in Anchor Series Trust
   (Class 1, 2 or 3), at net asset value       $          0   $          0   $          0   $          0
  Investments in SunAmerica Series Trust
   (Class 1, 2 or 3), at net asset value        890,904,857     26,875,421    176,856,444    218,565,601
  Investments in Van Kampen Life Investment
   Trust (Class II), at net asset value                   0              0              0              0
  Investments in WM Variable Trust
   (Class 1 or Class 2), at net asset value               0              0              0              0
  Investments in Nations Separate Account
   Trust (Class B), at net asset value                    0              0              0              0
  Investments in Anchor Pathway Fund
   (Class A), at net asset value                          0              0              0              0
  Investments in American Funds Insurance
   Series (Class 2), at net asset value                   0              0              0              0
  Investments in Lord Abbett Series Fund,
   Inc. (Class VC), at net asset value                    0              0              0              0
                                               ---------------------------------------------------------

Total Assets:                                  $890,904,857   $ 26,875,421   $176,856,444   $218,565,601

Liabilities:                                              0              0              0              0
                                               ---------------------------------------------------------
                                               $890,904,857   $ 26,875,421   $176,856,444   $218,565,601
                                               =========================================================
Net assets:

  Accumulation units                           $888,095,998   $ 26,866,253   $174,715,213   $217,523,649

  Contracts in payout (annuitization) period      2,808,859          9,168      2,141,231      1,041,952
                                               ---------------------------------------------------------
           Total net assets                    $890,904,857   $ 26,875,421   $176,856,444   $218,565,601
                                               =========================================================

Accumulation units outstanding                   32,778,585      4,616,456     13,706,050     13,408,143
                                               =========================================================

Contracts With Total Expenses of 1.30%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):

  Net Assets                                   $307,355,627   $  7,430,648   $ 58,599,074   $ 58,442,048
  Accumulation units outstanding                 11,235,813      1,284,704      4,532,301      3,584,544
  Unit value of accumulation units             $      27.35   $       5.78   $      12.93   $      16.30
Contracts With Total Expenses of 1.52% (2):

  Net Assets                                   $572,234,321   $ 17,367,818   $114,597,721   $154,976,860
  Accumulation units outstanding                 20,919,003      3,002,368      8,864,318      9,505,442
  Unit value of accumulation units             $      27.35   $       5.78   $      12.93   $      16.30
Contracts With Total Expenses of 1.52% (3):

  Net Assets                                   $  1,400,055   $    839,641   $    683,001   $          -
  Accumulation units outstanding                    182,614        119,325         68,361              -
  Unit value of accumulation units             $       7.67   $       7.04   $       9.99   $          -
Contracts With Total Expenses of 1.52% (4):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):

  Net Assets                                   $  9,136,736   $  1,060,840   $  2,565,118   $  5,146,693
  Accumulation units outstanding                    336,505        184,797        199,902        318,157
  Unit value of accumulation units             $      27.15   $       5.74   $      12.83   $      16.18
Contracts With Total Expenses of 1.77% (3):

  Net Assets                                   $    778,118   $    176,474   $    411,530   $          -
  Accumulation units outstanding                    104,650         25,262         41,168              -
  Unit value of accumulation units             $       7.44   $       6.99   $      10.00   $          -
Contracts With Total Expenses of 1.80%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -

                                                   Davis                                       Federated
                                                  Venture        "Dogs" of       Emerging       American
                                                   Value         Wall Street     Markets        Leaders
                                                 Portfolio        Portfolio     Portfolio      Portfolio
                                                 (Class 1)        (Class 1)     (Class 1)      (Class 1)
                                               -----------------------------------------------------------
Assets:
  Investments in Anchor Series Trust
   (Class 1, 2 or 3), at net asset value       $            0   $          0   $          0   $          0
  Investments in SunAmerica Series Trust
   (Class 1, 2 or 3), at net asset value        1,699,121,533     85,890,387     82,029,038    172,085,602
  Investments in Van Kampen Life Investment
   Trust (Class II), at net asset value                     0              0              0              0
  Investments in WM Variable Trust
   (Class 1 or Class 2), at net asset value                 0              0              0              0
  Investments in Nations Separate Account
   Trust (Class B), at net asset value                      0              0              0              0
  Investments in Anchor Pathway Fund
   (Class A), at net asset value                            0              0              0              0
  Investments in American Funds Insurance
   Series (Class 2), at net asset value                     0              0              0              0
  Investments in Lord Abbett Series Fund,
   Inc. (Class VC), at net asset value                      0              0              0              0
                                               -----------------------------------------------------------

Total Assets:                                  $1,699,121,533   $ 85,890,387   $ 82,029,038   $172,085,602

Liabilities:                                                0              0              0              0
                                               -----------------------------------------------------------
                                               $1,699,121,533   $ 85,890,387   $ 82,029,038   $172,085,602
                                               ===========================================================
Net assets:

  Accumulation units                           $1,695,117,292   $ 85,704,856   $ 81,978,823   $171,351,063

  Contracts in payout (annuitization) period        4,004,241        185,531         50,215        734,539
                                               -----------------------------------------------------------
           Total net assets                    $1,699,121,533   $ 85,890,387   $ 82,029,038   $172,085,602
                                               ===========================================================

Accumulation units outstanding                     60,656,992      8,147,568      9,111,544     10,581,822
                                               ===========================================================

Contracts With Total Expenses of 1.30%:

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):

  Net Assets                                   $  671,258,879   $ 12,507,906   $ 17,421,358   $ 58,078,785
  Accumulation units outstanding                   23,788,082      1,186,271      1,938,475      3,571,023
  Unit value of accumulation units             $        28.22   $      10.54   $       8.99   $      16.26
Contracts With Total Expenses of 1.52% (2):

  Net Assets                                   $  997,492,188   $ 71,185,510   $ 62,977,693   $111,548,675
  Accumulation units outstanding                   35,349,926      6,751,376      7,006,555      6,858,474
  Unit value of accumulation units             $        28.22   $      10.54   $       8.99   $      16.26
Contracts With Total Expenses of 1.52% (3):

  Net Assets                                   $    4,569,939   $          -   $    325,100   $          -
  Accumulation units outstanding                      465,627              -         24,154              -
  Unit value of accumulation units             $         9.81   $          -   $      13.46   $          -
Contracts With Total Expenses of 1.52% (4):

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):

  Net Assets                                   $   23,852,948   $  2,196,971   $  1,201,074   $  2,458,142
  Accumulation units outstanding                      851,758        209,921        134,595        152,325
  Unit value of accumulation units             $        28.00   $      10.47   $       8.92   $      16.14
Contracts With Total Expenses of 1.77% (3):

  Net Assets                                   $    1,947,579   $          -   $    103,813   $          -
  Accumulation units outstanding                      201,599              -          7,765              -
  Unit value of accumulation units             $         9.66   $          -   $      13.37   $          -
Contracts With Total Expenses of 1.80%:

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)      Offered in Polaris II product.

(3)      Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)      Offered in Diversified Strategies product.

(6)      Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (Continued)

                                                                                    Goldman
                                                       Global         Global         Sachs        Growth-
                                                        Bond         Equities      Research       Income
                                                      Portfolio      Portfolio     Portfolio     Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                                    --------------------------------------------------------
Assets:
  Investments in Anchor Series Trust
      (Class 1, 2 or 3), at net asset value         $          0  $           0   $         0  $           0
  Investments in SunAmerica Series Trust
       (Class 1, 2 or 3),  at net asset value         95,804,408    209,702,594    21,703,835    776,995,860
  Investments in Van Kampen Life Investment
      Trust (Class II),  at net asset value                    0              0             0              0
  Investments in WM Variable Trust
      (Class 1 or Class 2), at net asset value                 0              0             0              0
  Investments in Nations Separate Account
      Trust (Class B),  at net asset value                     0              0             0              0
  Investments in Anchor Pathway Fund
      (Class A), at net asset value                            0              0             0              0
  Investments in American Funds Insurance
      Series (Class 2), at net asset value                     0              0             0              0
  Investments in Lord Abbett Series Fund,
      Inc. (Class VC),  at net asset value                     0              0             0              0
                                                    --------------------------------------------------------

Total Assets:                                       $ 95,804,408  $ 209,702,594  $ 21,703,835  $ 776,995,860

Liabilities:                                                   0              0             0              0
                                                    --------------------------------------------------------

                                                    $ 95,804,408  $ 209,702,594  $ 21,703,835  $ 776,995,860
                                                    ========================================================
Net assets:

        Accumulation units                          $ 95,663,729  $ 209,040,157  $ 21,623,698  $ 773,481,740

        Contracts in payout (annuitization) period       140,679        662,437        80,137      3,514,120
                                                    --------------------------------------------------------
             Total net assets                       $ 95,804,408  $ 209,702,594  $ 21,703,835  $ 776,995,860
                                                    ========================================================

Accumulation units outstanding                         5,769,975     13,408,682     3,464,986     30,394,384
                                                    ========================================================

Contracts With Total Expenses of 1.30%:
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.40%:
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.52% (1):
        Net Assets                                  $ 42,156,717  $ 107,690,681   $ 3,337,113  $ 331,083,269
        Accumulation units outstanding                 2,526,214      6,864,728       532,596     12,832,440
        Unit value of accumulation units            $      16.69  $       15.69   $      6.27  $       25.80
Contracts With Total Expenses of 1.52% (2):
        Net Assets                                  $ 50,892,002  $ 100,150,626   $17,244,362  $ 434,655,912
        Accumulation units outstanding                 3,049,878      6,384,144     2,751,886     16,846,784
        Unit value of accumulation units            $      16.69  $      15.69    $      6.27  $       25.80
Contracts With Total Expenses of 1.52% (3):
        Net Assets                                  $    432,782  $     114,455   $         -  $   2,659,538
        Accumulation units outstanding                    39,511         15,877             -        324,974
        Unit value of accumulation units            $      10.95  $        7.21   $         -  $        8.18
Contracts With Total Expenses of 1.52% (4):
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.55% (5):
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.55% (6):
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.70%:
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.72% (4):
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.77% (7):
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.77% (2):
        Net Assets                                  $  1,875,587  $   1,326,766   $ 1,122,360  $   7,948,632
        Accumulation units outstanding                   113,246         85,227       180,504        310,363
        Unit value of accumulation units            $      16.56  $       15.57   $      6.22  $       25.61
Contracts With Total Expenses of 1.77% (3):
        Net Assets                                  $    447,320  $     420,066   $         -  $     648,509
        Accumulation units outstanding                    41,126         58,706             -         79,823
        Unit value of accumulation units            $      10.88  $        7.16   $         -  $        8.12
Contracts With Total Expenses of 1.80%:
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.95%:
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.97% (4):
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -

                                                                                  International  International
                                                        Growth      High-Yield     Diversified      Growth
                                                    Opportunities      Bond         Equities       & Income
                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                    ----------------------------------------------------------
Assets:
        Investments in Anchor Series Trust
          (Class 1, 2 or 3), at net asset value     $           0  $           0  $           0  $           0
        Investments in SunAmerica Series Trust
          (Class 1, 2 or 3), at net asset value        28,319,772    263,751,824    157,610,826    193,131,037
        Investments in Van Kampen Life Investment
          Trust (Class II), at net asset value                  0              0              0              0
        Investments in WM Variable Trust
          Class 1 or Class 2), at net asset value               0              0              0              0
        Investments in Nations Separate Account
          Trust (Class B),  at net asset value                  0              0              0              0
        Investments in Anchor Pathway Fund
          (Class A), at net asset value                         0              0              0              0
        Investments in American Funds Insurance
          Series (Class 2), at net asset value                  0              0              0              0
        Investments in Lord Abbett Series Fund,
          Inc. (Class VC),  at net asset value                  0              0              0              0
                                                    ----------------------------------------------------------

Total Assets:                                       $  28,319,772  $ 263,751,824  $ 157,610,826  $ 193,131,037

Liabilities:                                                    0              0              0              0
                                                    ----------------------------------------------------------

                                                    $  28,319,772  $ 263,751,824  $ 157,610,826  $ 193,131,037
                                                    ==========================================================
Net assets:

        Accumulation units                          $  28,303,334  $ 263,048,981  $ 157,179,423  $ 192,418,904

        Contracts in payout (annuitization) period         16,438        702,843        431,403        712,133
                                                    ----------------------------------------------------------

             Total net assets                       $  28,319,772  $ 263,751,824  $ 157,610,826  $ 193,131,037
                                                    ==========================================================

Accumulation units outstanding                          6,188,391     17,536,682     16,924,576     17,140,775
                                                    ==========================================================

Contracts With Total Expenses of 1.30%:
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.40%:
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.52% (1):
        Net Assets                                  $   7,756,091  $  97,364,978  $  77,354,467  $  38,388,564
        Accumulation units outstanding                  1,694,398      6,473,266      8,305,186      3,402,233
        Unit value of accumulation units            $        4.58  $       15.04  $        9.31  $       11.28
Contracts With Total Expenses of 1.52% (2):
        Net Assets                                  $  19,776,137  $ 163,066,683  $  78,708,837  $ 150,713,616
        Accumulation units outstanding                  4,320,776     10,841,273      8,452,013     13,356,805
        Unit value of accumulation units            $        4.58  $       15.04  $        9.31  $       11.28
Contracts With Total Expenses of 1.52% (3):
        Net Assets                                  $           -  $           -  $           -  $     496,486
        Accumulation units outstanding                          -              -              -         61,376
        Unit value of accumulation units            $           -  $           -  $           -  $        8.09
Contracts With Total Expenses of 1.52% (4):
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.55% (5):
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.55% (6):
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.70%:
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.72% (4):
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.77% (7):
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.77% (2):
        Net Assets                                  $     787,544  $   3,320,163  $   1,547,522  $   3,395,010
        Accumulation units outstanding                    173,217        222,143        167,377        303,267
        Unit value of accumulation units            $        4.55  $       14.95  $        9.25  $       11.19
Contracts With Total Expenses of 1.77% (3):
        Net Assets                                  $           -  $           -  $           -  $     137,361
        Accumulation units outstanding                          -              -              -         17,094
        Unit value of accumulation units            $           -  $           -  $           -  $        8.04
Contracts With Total Expenses of 1.80%:
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.95%:
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.97% (4):
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -


(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (Continued)

                                                                                 MFS
                                                                             Massachusetts         MFS
                                                             Marsico           Investors          Mid-Cap            MFS
                                                              Growth             Trust            Growth         Total Return
                                                            Portfolio         Portfolio          Portfolio         Portfolio
                                                            (Class 1)          (Class 1)         (Class 1)         (Class 1)
                                                           ------------------------------------------------------------------
  Assets:
          Investments in Anchor Series Trust
              (Class 1, 2 or 3), at net asset value        $          0      $           0     $          0      $          0
          Investments in SunAmerica Series Trust
               (Class 1, 2 or 3), at net asset value         74,743,943        210,872,350      161,264,715       544,742,108
          Investments in Van Kampen Life Investment
              Trust (Class II), at net asset value                    0                  0                0                 0
          Investments in WM Variable Trust
              (Class 1 or Class 2), at net asset value                0                  0                0                 0
          Investments in Nations Separate Account
              Trust (Class B), at net asset value                     0                  0                0                 0
          Investments in Anchor Pathway Fund
              (Class A), at net asset value                           0                  0                0                 0
          Investments in American Funds Insurance
              Series (Class 2), at net asset value                    0                  0                0                 0
          Investments in Lord Abbett Series Fund,
              Inc. (Class VC), at net asset value                     0                  0                0                 0
                                                           ------------------------------------------------------------------

  Total Assets:                                            $ 74,743,943      $ 210,872,350     $161,264,715      $544,742,108

  Liabilities:                                                        0                  0                0                 0
                                                           ------------------------------------------------------------------

                                                           $ 74,743,943      $ 210,872,350     $161,264,715      $544,742,108
                                                           ==================================================================
  Net assets:

          Accumulation units                               $ 74,743,271      $ 210,349,596     $160,792,515      $543,844,363

          Contracts in payout (annuitization) period                672            522,754          472,200           897,745
                                                           ------------------------------------------------------------------

               Total net assets                            $ 74,743,943      $ 210,872,350     $161,264,715      $544,742,108
                                                           ==================================================================

  Accumulation units outstanding                              7,828,738         11,732,320       17,207,140        24,019,322
                                                           ==================================================================

  Contracts With Total Expenses of 1.30%:
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.40%:
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.52% (1):
          Net Assets                                       $          -      $  97,252,426     $ 29,113,693      $161,175,138
          Accumulation units outstanding                              -          5,394,233        3,084,733         7,039,810
          Unit value of accumulation units                 $          -      $       18.03     $       9.44      $      22.89
  Contracts With Total Expenses of 1.52% (2):
          Net Assets                                       $ 70,212,622      $ 108,821,905     $124,478,473      $359,904,416
          Accumulation units outstanding                      7,350,664          6,036,183       13,189,307        15,720,321
          Unit value of accumulation units                 $       9.55      $       18.03     $       9.44      $      22.89
  Contracts With Total Expenses of 1.52% (3):
          Net Assets                                       $          -      $     443,362     $  1,190,233      $  3,543,188
          Accumulation units outstanding                              -             50,868          211,866           332,151
          Unit value of accumulation units                 $          -      $        8.72     $       5.62      $      10.67
  Contracts With Total Expenses of 1.52% (4):
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.55% (5):
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.55% (6):
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.70%:
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.72% (4):
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.77% (7):
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.77% (2):
          Net Assets                                       $  4,531,321      $   4,237,649     $  6,078,988      $ 19,283,807
          Accumulation units outstanding                        478,074            236,783          649,002           848,211
          Unit value of accumulation units                 $       9.48      $       17.90     $       9.37      $      22.73
  Contracts With Total Expenses of 1.77% (3):
          Net Assets                                       $          -      $     117,008     $    403,328      $    835,559
          Accumulation units outstanding                              -             14,253           72,232            78,829
          Unit value of accumulation units                 $          -      $        8.21     $       5.58      $      10.60
  Contracts With Total Expenses of 1.80%:
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.95%:
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.97% (4):
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -

                                                               Putnam
                                                               Growth:           Real            SunAmerica
                                                               Voyager           Estate           Balanced        Technology
                                                             Portfolio         Portfolio          Portfolio        Portfolio
                                                             (Class 1)          (Class 1)         (Class 1)        (Class 1)
                                                            ------------------------------------------------------------------
  Assets:
          Investments in Anchor Series Trust
              (Class 1, 2 or 3), at net asset value         $          0      $          0      $          0      $          0
          Investments in SunAmerica Series Trust
               (Class 1, 2 or 3), at net asset value         237,882,292       122,416,709       207,974,333        43,437,344
          Investments in Van Kampen Life Investment
              Trust (Class II), at net asset value                     0                 0                 0                 0
          Investments in WM Variable Trust
              (Class 1 or Class 2), at net asset value                 0                 0                 0                 0
          Investments in Nations Separate Account
              Trust (Class B), at net asset value                      0                 0                 0                 0
          Investments in Anchor Pathway Fund
              (Class A), at net asset value                            0                 0                 0                 0
          Investments in American Funds Insurance
              Series (Class 2), at net asset value                     0                 0                 0                 0
          Investments in Lord Abbett Series Fund,
              Inc. (Class VC), at net asset value                      0                 0                 0                 0
                                                            ------------------------------------------------------------------

  Total Assets:                                             $237,882,292      $122,416,709      $207,974,333      $ 43,437,344

  Liabilities:                                                         0                 0                 0                 0
                                                            ------------------------------------------------------------------

                                                            $237,882,292      $122,416,709      $207,974,333      $ 43,437,344
                                                            ==================================================================
  Net assets:

          Accumulation units                                $237,235,841      $122,074,678      $207,174,153      $ 43,316,879

          Contracts in payout (annuitization) period             646,451           342,031           800,180           120,465
                                                            ------------------------------------------------------------------

               Total net assets                             $237,882,292      $122,416,709      $207,974,333      $ 43,437,344
                                                            ==================================================================

  Accumulation units outstanding                              14,141,346         7,594,788        14,668,068        16,991,531
                                                            ==================================================================

  Contracts With Total Expenses of 1.30%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.40%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.52% (1):
          Net Assets                                        $ 84,023,215      $ 33,886,643      $ 36,828,831      $  9,040,884
          Accumulation units outstanding                       4,973,092         2,102,028         2,587,745         3,536,147
          Unit value of accumulation units                  $      16.90      $      16.12      $      14.23      $       2.56
  Contracts With Total Expenses of 1.52% (2):
          Net Assets                                        $151,127,039      $ 87,167,866      $167,843,849      $ 33,019,719
          Accumulation units outstanding                       8,944,662         5,407,606        11,795,775        12,912,979
          Unit value of accumulation units                  $      16.90      $      16.12      $      14.23      $       2.56
  Contracts With Total Expenses of 1.52% (3):
          Net Assets                                        $    383,335      $          -      $    673,644      $          -
          Accumulation units outstanding                          55,017                 -            83,916                 -
          Unit value of accumulation units                  $       6.97      $          -      $       8.03      $          -
  Contracts With Total Expenses of 1.52% (4):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.55% (5):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.55% (6):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.70%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.72% (4):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.77% (7):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.77% (2):
          Net Assets                                        $  2,012,829      $  1,362,200      $  2,361,339      $  1,376,741
          Accumulation units outstanding                         120,024            85,154           167,155           542,405
          Unit value of accumulation units                  $      16.77      $      16.00      $      14.13      $       2.54
  Contracts With Total Expenses of 1.77% (3):
          Net Assets                                        $    335,874      $          -      $    266,670      $          -
          Accumulation units outstanding                          48,551                 -            33,477                 -
          Unit value of accumulation units                  $       6.92      $          -      $       7.97      $          -
  Contracts With Total Expenses of 1.80%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.95%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.97% (4):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (Continued)

                                                              Telecom         Worldwide       Aggressive        Alliance
                                                              Utility        High Income        Growth           Growth
                                                             Portfolio        Portfolio        Portfolio        Portfolio
                                                             (Class 1)        (Class 1)        (Class 2)        (Class 2)
                                                            --------------------------------------------------------------
Assets:
          Investments in Anchor Series Trust
              (Class 1, 2 or 3), at net asset value         $         0      $         0      $         0      $         0
          Investments in SunAmerica Series Trust
               (Class 1, 2 or 3), at net asset value         39,854,376       76,886,755       11,789,546       59,042,861
          Investments in Van Kampen Life Investment
              Trust (Class II),  at net asset value                   0                0                0                0
          Investments in WM Variable Trust
              (Class 1 or Class 2), at net asset value                0                0                0                0
          Investments in Nations Separate Account
              Trust (Class B),  at net asset value                    0                0                0                0
          Investments in Anchor Pathway Fund
              (Class A), at net asset value                           0                0                0                0
          Investments in American Funds Insurance
              Series (Class 2), at net asset value                    0                0                0                0
          Investments in Lord Abbett Series Fund,
              Inc. (Class VC),  at net asset value                    0                0                0                0
                                                            --------------------------------------------------------------

  Total Assets:                                             $39,854,376      $76,886,755      $11,789,546      $59,042,861

  Liabilities:                                                        0                0                0                0
                                                            --------------------------------------------------------------

                                                            $39,854,376      $76,886,755      $11,789,546      $59,042,861
                                                            ==============================================================
  Net assets:

          Accumulation units                                $39,600,079      $76,553,920      $11,789,546      $59,042,861

          Contracts in payout (annuitization) period            254,297          332,835                0                0
                                                            --------------------------------------------------------------

               Total net assets                             $39,854,376      $76,886,755      $11,789,546      $59,042,861
                                                            ==============================================================

  Accumulation units outstanding                              3,944,574        4,418,403          925,407        2,177,923
                                                            ==============================================================

  Contracts With Total Expenses of 1.30%:
          Net Assets                                        $         -      $         -      $         -      $         -
          Accumulation units outstanding                              -                -                -                -
          Unit value of accumulation units                  $         -      $         -      $         -      $         -
  Contracts With Total Expenses of 1.40%:
          Net Assets                                        $         -      $         -      $         -      $   344,726
          Accumulation units outstanding                              -                -                -           12,587
          Unit value of accumulation units                  $         -      $         -      $         -      $     27.39
  Contracts With Total Expenses of 1.52% (1):
          Net Assets                                        $ 8,150,433      $34,282,029      $ 9,330,809      $44,448,747
          Accumulation units outstanding                        806,542        1,970,016          731,827        1,637,738
          Unit value of accumulation units                  $     10.10      $     17.40      $     12.75      $     27.14
  Contracts With Total Expenses of 1.52% (2):
          Net Assets                                        $31,147,614      $42,065,751      $         -      $         -
          Accumulation units outstanding                      3,082,570        2,417,245                -                -
          Unit value of accumulation units                  $     10.10      $     17.40      $         -      $         -
  Contracts With Total Expenses of 1.52% (3):
          Net Assets                                        $         -      $         -      $         -      $         -
          Accumulation units outstanding                              -                -                -                -
          Unit value of accumulation units                  $         -      $         -      $         -      $         -
  Contracts With Total Expenses of 1.52% (4):
          Net Assets                                        $         -      $         -      $   237,266      $ 1,265,645
          Accumulation units outstanding                              -                -           18,611           46,634
          Unit value of accumulation units                  $         -      $         -      $     12.75      $     27.14
  Contracts With Total Expenses of 1.55% (5):
          Net Assets                                        $         -      $         -      $         -      $   319,356
          Accumulation units outstanding                              -                -                -           11,783
          Unit value of accumulation units                  $         -      $         -      $         -      $     27.10
  Contracts With Total Expenses of 1.55% (6):
          Net Assets                                        $         -      $         -      $         -      $   330,469
          Accumulation units outstanding                              -                -                -           12,084
          Unit value of accumulation units                  $         -      $         -      $         -      $     27.35
  Contracts With Total Expenses of 1.70%:
          Net Assets                                        $         -      $         -      $         -      $    94,027
          Accumulation units outstanding                              -                -                -            3,449
          Unit value of accumulation units                  $         -      $         -      $         -      $     27.26
  Contracts With Total Expenses of 1.72% (4):
          Net Assets                                        $         -      $         -      $   508,925      $ 2,238,050
          Accumulation units outstanding                              -                -           39,914           82,637
          Unit value of accumulation units                  $         -      $         -      $     12.75      $     27.08
  Contracts With Total Expenses of 1.77% (7):
          Net Assets                                        $         -      $         -      $ 1,670,001      $ 9,132,065
          Accumulation units outstanding                              -                -          131,697          338,862
          Unit value of accumulation units                  $         -      $         -      $     12.68      $     26.95
  Contracts With Total Expenses of 1.77% (2):
          Net Assets                                        $   556,329      $   538,975      $         -      $         -
          Accumulation units outstanding                         55,462           31,142                -                -
          Unit value of accumulation units                  $     10.03      $     17.31      $         -      $         -
  Contracts With Total Expenses of 1.77% (3):
          Net Assets                                        $         -      $         -      $         -      $         -
          Accumulation units outstanding                              -                -                -                -
          Unit value of accumulation units                  $         -      $         -      $         -      $         -
  Contracts With Total Expenses of 1.80%:
          Net Assets                                        $         -      $         -      $         -      $   324,404
          Accumulation units outstanding                              -                -                -           11,951
          Unit value of accumulation units                  $         -      $         -      $         -      $     27.14
  Contracts With Total Expenses of 1.95%:
          Net Assets                                        $         -      $         -      $         -      $    89,122
          Accumulation units outstanding                              -                -                -            3,284
          Unit value of accumulation units                  $         -      $         -      $         -      $     27.14
  Contracts With Total Expenses of 1.97% (4):
          Net Assets                                        $         -      $         -      $    42,545      $   456,250
          Accumulation units outstanding                              -                -            3,358           16,914
          Unit value of accumulation units                  $         -      $         -      $     12.67      $     26.97

                                                                                                                     Davis
                                                             Blue Chip            Cash            Corporate         Venture
                                                               Growth          Management           Bond             Value
                                                             Portfolio         Portfolio          Portfolio        Portfolio
                                                             (Class 2)          (Class 2)        (Class 2)         (Class 2)
                                                            ------------------------------------------------------------------
Assets:
          Investments in Anchor Series Trust
              (Class 1, 2 or 3), at net asset value         $          0      $          0      $          0      $          0
          Investments in SunAmerica Series Trust
               (Class 1, 2 or 3),  at net asset value         11,770,970        47,588,977        46,911,728       151,609,252
          Investments in Van Kampen Life Investment
              Trust (Class II),  at net asset value                    0                 0                 0                 0
          Investments in WM Variable Trust
              (Class 1 or Class 2), at net asset value                 0                 0                 0                 0
          Investments in Nations Separate Account
              Trust (Class B),  at net asset value                     0                 0                 0                 0
          Investments in Anchor Pathway Fund
              (Class A), at net asset value                            0                 0                 0                 0
          Investments in American Funds Insurance
              Series (Class 2), at net asset value                     0                 0                 0                 0
          Investments in Lord Abbett Series Fund,
              Inc. (Class VC),  at net asset value                     0                 0                 0                 0
                                                            ------------------------------------------------------------------

  Total Assets:                                             $ 11,770,970      $ 47,588,977      $ 46,911,728      $151,609,252

  Liabilities:                                                         0                 0                 0                 0
                                                            ------------------------------------------------------------------

                                                            $ 11,770,970      $ 47,588,977      $ 46,911,728      $151,609,252
                                                            ==================================================================
  Net assets:

          Accumulation units                                $ 11,770,970      $ 47,588,977      $ 46,911,728      $151,609,252

          Contracts in payout (annuitization) period                   0                 0                 0                 0
                                                            ------------------------------------------------------------------

               Total net assets                             $ 11,770,970      $ 47,588,977      $ 46,911,728      $151,609,252
                                                            ==================================================================

  Accumulation units outstanding                               2,039,524         3,696,208         2,889,715         5,403,145
                                                            ==================================================================

  Contracts With Total Expenses of 1.30%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.40%:
          Net Assets                                        $          -      $          -      $          -      $    994,925
          Accumulation units outstanding                               -                 -                 -            35,223
          Unit value of accumulation units                  $          -      $          -      $          -      $      28.25
  Contracts With Total Expenses of 1.52% (1):
          Net Assets                                        $  8,832,124      $ 33,990,422      $ 34,417,662      $115,006,989
          Accumulation units outstanding                       1,528,664         2,637,821         2,117,339         4,093,742
          Unit value of accumulation units                  $       5.78      $      12.89      $      16.26      $      28.09
  Contracts With Total Expenses of 1.52% (2):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.52% (3):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.52% (4):
          Net Assets                                        $    438,445      $  2,986,656      $  1,868,093      $  3,526,272
          Accumulation units outstanding                          75,885           231,783           114,921           125,520
          Unit value of accumulation units                  $       5.78      $      12.89      $      16.26      $      28.09
  Contracts With Total Expenses of 1.55% (5):
          Net Assets                                        $          -      $          -      $          -      $    223,514
          Accumulation units outstanding                               -                 -                 -             7,953
          Unit value of accumulation units                  $          -      $          -      $          -      $      28.10
  Contracts With Total Expenses of 1.55% (6):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.70%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.72% (4):
          Net Assets                                        $    505,508      $  2,891,057      $  2,700,669      $  6,540,864
          Accumulation units outstanding                          87,678           224,746           166,697           233,793
          Unit value of accumulation units                  $       5.77      $      12.86      $      16.20      $      27.98
  Contracts With Total Expenses of 1.77% (7):
          Net Assets                                        $  1,928,530      $  7,173,115      $  7,250,609      $ 23,806,867
          Accumulation units outstanding                         335,745           559,161           448,937           852,752
          Unit value of accumulation units                  $       5.74      $      12.83      $      16.15      $      27.92
  Contracts With Total Expenses of 1.77% (2):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.77% (3):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.80%:
          Net Assets                                        $          -      $          -      $          -      $    283,972
          Accumulation units outstanding                               -                 -                 -            10,169
          Unit value of accumulation units                  $          -      $          -      $          -      $      27.93
  Contracts With Total Expenses of 1.95%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.97% (4):
          Net Assets                                        $     66,363      $    547,727      $    674,695      $  1,225,849
          Accumulation units outstanding                          11,552            42,697            41,821            43,993
          Unit value of accumulation units                  $       5.74      $      12.83      $      16.13      $      27.86

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                                                 Federated
                                                                     "Dogs" of     Emerging      American       Foreign
                                                                    Wall Street     Markets       Leaders        Value
                                                                     Portfolio     Portfolio     Portfolio     Portfolio
                                                                     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                                    -----------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                        $         0   $         0   $         0   $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                         17,206,833     7,238,116    18,192,720    27,397,014
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                  0             0             0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                  0             0             0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                  0             0             0             0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                  0             0             0             0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                  0             0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                  0             0             0             0
                                                                    -----------------------------------------------------

Total Assets:                                                       $17,206,833   $ 7,238,116   $18,192,720   $27,397,014

Liabilities:                                                                  0             0             0             0
                                                                    -----------------------------------------------------

                                                                    $17,206,833   $ 7,238,116   $18,192,720   $27,397,014
                                                                    =====================================================
Net assets:

      Accumulation units                                            $17,206,833   $ 7,238,116   $18,192,720   $27,397,014

      Contracts in payout (annuitization) period                              0             0             0             0
                                                                    -----------------------------------------------------

           Total net assets                                         $17,206,833   $ 7,238,116   $18,192,720   $27,397,014
                                                                    =====================================================

Accumulation units outstanding                                        1,637,428       809,232     1,123,456     2,198,159
                                                                    =====================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $12,567,827   $ 5,137,105   $12,147,778   $23,769,730
      Accumulation units outstanding                                  1,194,069       573,616       749,166     1,906,290
      Unit value of accumulation units                              $     10.53   $      8.96   $     16.22   $     12.47
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                    $   309,620   $   225,944   $   772,197   $   586,525
      Accumulation units outstanding                                     29,415        25,229        47,623        47,040
      Unit value of accumulation units                              $     10.53   $      8.96   $     16.22   $     12.47
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                    $   544,166   $   303,023   $   973,834   $   512,122
      Accumulation units outstanding                                     51,762        33,870        60,118        41,232
      Unit value of accumulation units                              $     10.51   $      8.95   $     16.20   $     12.42
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $ 3,559,694   $ 1,409,173   $ 4,049,460   $ 2,520,526
      Accumulation units outstanding                                    340,641       158,205       251,039       202,933
      Unit value of accumulation units                              $     10.45   $      8.91   $     16.13   $     12.42
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                    $   225,526   $   162,871   $   249,451   $     8,111
      Accumulation units outstanding                                     21,541        18,312        15,510           664
      Unit value of accumulation units                              $     10.47   $      8.89   $     16.08   $     12.22

                                                                                                 Goldman
                                                                      Global        Global        Sachs         Growth-
                                                                       Bond        Equities      Research       Income
                                                                     Portfolio     Portfolio     Portfolio     Portfolio
                                                                     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                                    -----------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                        $         0   $         0   $         0   $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                         12,385,013    12,131,779     5,620,344    41,110,089
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                  0             0             0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                  0             0             0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                  0             0             0             0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                  0             0             0             0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                  0             0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                  0             0             0             0
                                                                    -----------------------------------------------------

Total Assets:                                                       $12,385,013   $12,131,779   $ 5,620,344   $41,110,089

Liabilities:                                                                  0             0             0             0
                                                                    -----------------------------------------------------

                                                                    $12,385,013   $12,131,779   $ 5,620,344   $41,110,089
                                                                    =====================================================
Net assets:

      Accumulation units                                            $12,385,013   $12,131,779   $ 5,620,344   $41,110,089

      Contracts in payout (annuitization) period                              0             0             0             0
                                                                    -----------------------------------------------------

           Total net assets                                         $12,385,013   $12,131,779   $ 5,620,344   $41,110,089
                                                                    =====================================================

Accumulation units outstanding                                          745,800       776,585       900,697     1,602,731
                                                                    =====================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $         -   $   201,999   $         -   $         -
      Accumulation units outstanding                                          -        12,854             -             -
      Unit value of accumulation units                              $         -   $     15.71   $         -   $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $ 9,207,121   $ 8,390,750   $ 4,046,064   $28,830,550
      Accumulation units outstanding                                    553,965       536,533       647,719     1,122,738
      Unit value of accumulation units                              $     16.62   $     15.64   $      6.25   $     25.68
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                    $   554,468   $   509,652   $   212,542   $ 1,293,890
      Accumulation units outstanding                                     33,363        32,591        34,027        50,386
      Unit value of accumulation units                              $     16.62   $     15.64   $      6.25   $     25.68
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $         -   $    16,085   $         -   $         -
      Accumulation units outstanding                                          -         1,028             -             -
      Unit value of accumulation units                              $         -   $     15.65   $         -   $         -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                    $         -   $    75,583   $         -   $         -
      Accumulation units outstanding                                          -         4,811             -             -
      Unit value of accumulation units                              $         -   $     15.71   $         -   $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $         -   $        97   $         -   $         -
      Accumulation units outstanding                                          -             6             -             -
      Unit value of accumulation units                              $         -   $     16.13   $         -   $         -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                    $   851,227   $   666,621   $   318,533   $ 3,238,832
      Accumulation units outstanding                                     51,225        42,620        50,998       126,250
      Unit value of accumulation units                              $     16.62   $     15.64   $      6.25   $     25.65
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $ 1,541,911   $ 2,090,255   $   943,153   $ 7,039,841
      Accumulation units outstanding                                     93,319       134,551       151,843       275,583
      Unit value of accumulation units                              $     16.52   $     15.53   $      6.21   $     25.55
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $         -   $    90,291   $         -   $         -
      Accumulation units outstanding                                          -         5,787             -             -
      Unit value of accumulation units                              $         -   $     15.60   $         -   $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $         -   $    11,923   $         -   $         -
      Accumulation units outstanding                                          -           764             -             -
      Unit value of accumulation units                              $         -   $     15.60   $         -   $         -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                    $   230,286   $    78,523   $   100,052   $   706,976
      Accumulation units outstanding                                     13,928         5,040        16,110        27,774
      Unit value of accumulation units                              $     16.53   $     15.58   $      6.21   $     25.45

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)


                                                                                                   International   International
                                                                       Growth        High-Yield     Diversified       Growth
                                                                    Opportunities       Bond         Equities        & Income
                                                                      Portfolio       Portfolio      Portfolio       Portfolio
                                                                      (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                                                    -----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                        $          0    $          0   $          0    $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                           6,367,640      38,009,272     24,319,719      23,959,350
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                   0               0              0               0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                   0               0              0               0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                   0               0              0               0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                   0               0              0               0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                   0               0              0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                   0               0              0               0
                                                                    -----------------------------------------------------------

Total Assets:                                                       $  6,367,640    $ 38,009,272   $ 24,319,719    $ 23,959,350

Liabilities:                                                                   0               0              0               0
                                                                    -----------------------------------------------------------

                                                                    $  6,367,640    $ 38,009,272   $ 24,319,719    $ 23,959,350
                                                                    ===========================================================
Net assets:

      Accumulation units                                            $  6,367,640    $ 38,009,272   $ 24,319,719    $ 23,959,350

      Contracts in payout (annuitization) period                               0               0              0               0
                                                                    -----------------------------------------------------------

           Total net assets                                         $  6,367,640    $ 38,009,272   $ 24,319,719    $ 23,959,350
                                                                    ===========================================================

Accumulation units outstanding                                         1,395,231       2,538,571      2,619,281       2,129,196
                                                                    ===========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $  4,853,346    $ 28,818,471   $ 19,903,690    $ 17,779,086
      Accumulation units outstanding                                   1,061,933       1,922,576      2,141,873       1,578,461
      Unit value of accumulation units                              $       4.57    $      14.99   $       9.29    $      11.26
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                    $    180,832    $    888,808   $    433,395    $  1,012,719
      Accumulation units outstanding                                      39,571          59,297         46,628          89,903
      Unit value of accumulation units                              $       4.57    $      14.99   $       9.29    $      11.26
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                    $    344,140    $  1,492,590   $  1,072,759    $  1,080,277
      Accumulation units outstanding                                      75,659          99,620        115,474          96,100
      Unit value of accumulation units                              $       4.55    $      14.98   $       9.29    $      11.24
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $    931,620    $  5,376,231   $  2,762,217    $  3,807,144
      Accumulation units outstanding                                     205,334         360,785        299,318         339,767
      Unit value of accumulation units                              $       4.54    $      14.90   $       9.23    $      11.21
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                    $     57,702    $  1,433,172   $    147,658    $    280,124
      Accumulation units outstanding                                      12,734          96,293         15,988          24,965
      Unit value of accumulation units                              $       4.53    $      14.88   $       9.24    $      11.22

                                                                                       MFS
                                                                                   Massachusetts       MFS
                                                                      Marsico        Investors        Mid-Cap       MFS Total
                                                                      Growth           Trust          Growth         Return
                                                                     Portfolio       Portfolio       Portfolio      Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)      (Class 2)
                                                                    ----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                        $          0   $          0    $          0   $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                          39,773,101     24,977,766      46,004,828    138,569,295
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                   0              0               0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                   0              0               0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                   0              0               0              0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                   0              0               0              0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                   0              0               0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                   0              0               0              0
                                                                    ----------------------------------------------------------

Total Assets:                                                       $ 39,773,101   $ 24,977,766    $ 46,004,828   $138,569,295

Liabilities:                                                                   0              0               0              0
                                                                    ----------------------------------------------------------

                                                                    $ 39,773,101   $ 24,977,766    $ 46,004,828   $138,569,295
                                                                    ==========================================================
Net assets:

      Accumulation units                                            $ 39,773,101   $ 24,977,766    $ 46,004,828   $138,569,295

      Contracts in payout (annuitization) period                               0              0               0              0
                                                                    ----------------------------------------------------------

           Total net assets                                         $ 39,773,101   $ 24,977,766    $ 46,004,828   $138,569,295
                                                                    ==========================================================

Accumulation units outstanding                                         4,183,255      1,390,220       4,898,757      6,078,297
                                                                    ==========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $          -   $          -    $          -   $          -
      Accumulation units outstanding                                           -              -               -              -
      Unit value of accumulation units                              $          -   $          -    $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $          -   $          -    $    547,636   $          -
      Accumulation units outstanding                                           -              -          57,960              -
      Unit value of accumulation units                              $          -   $          -    $       9.45   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $ 32,112,129   $ 18,906,309    $ 32,935,156   $104,558,028
      Accumulation units outstanding                                   3,374,608      1,051,056       3,502,952      4,581,497
      Unit value of accumulation units                              $       9.52   $      17.99    $       9.40   $      22.82
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $          -   $          -    $          -   $          -
      Accumulation units outstanding                                           -              -               -              -
      Unit value of accumulation units                              $          -   $          -    $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $          -   $          -    $          -   $          -
      Accumulation units outstanding                                           -              -               -              -
      Unit value of accumulation units                              $          -   $          -    $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                    $          -   $    409,836    $  1,641,525   $  4,463,554
      Accumulation units outstanding                                           -         22,784         174,593        195,589
      Unit value of accumulation units                              $          -   $      17.99    $       9.40   $      22.82
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $          -   $          -    $    146,335   $          -
      Accumulation units outstanding                                           -              -          15,551              -
      Unit value of accumulation units                              $          -   $          -    $       9.41   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                    $          -   $          -    $    305,627   $          -
      Accumulation units outstanding                                           -              -          32,405              -
      Unit value of accumulation units                              $          -   $          -    $       9.43   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $          -   $          -    $    132,176   $          -
      Accumulation units outstanding                                           -              -          14,080              -
      Unit value of accumulation units                              $          -   $          -    $       9.39   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                    $          -   $    896,723    $  2,465,612   $  7,609,813
      Accumulation units outstanding                                           -         49,996         263,323        334,209
      Unit value of accumulation units                              $          -   $      17.94    $       9.36   $      22.77
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $  7,660,972   $  4,643,995    $  6,636,452   $ 19,870,326
      Accumulation units outstanding                                     808,647        259,635         710,087        875,773
      Unit value of accumulation units                              $       9.47   $      17.89    $       9.35   $      22.69
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $          -   $          -    $          -   $          -
      Accumulation units outstanding                                           -              -               -              -
      Unit value of accumulation units                              $          -   $          -    $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                    $          -   $          -    $          -   $          -
      Accumulation units outstanding                                           -              -               -              -
      Unit value of accumulation units                              $          -   $          -    $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $          -   $          -    $    562,687   $          -
      Accumulation units outstanding                                           -              -          60,126              -
      Unit value of accumulation units                              $          -   $          -    $       9.36   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $          -   $          -    $     92,407   $          -
      Accumulation units outstanding                                           -              -           9,886              -
      Unit value of accumulation units                              $          -   $          -    $       9.35   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                    $          -   $    120,903    $    539,215   $  2,067,574
      Accumulation units outstanding                                           -          6,749          57,794         91,229
      Unit value of accumulation units                              $          -   $      17.92    $       9.33   $      22.66

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                           Putnam
                                                           Growth:         Real        Small & Mid    SunAmerica
                                                           Voyager        Estate        Cap Value      Balanced
                                                          Portfolio      Portfolio      Portfolio     Portfolio
                                                          (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                                        ---------------------------------------------------------
Assets:
    Investments in Anchor Series Trust
      (Class 1, 2 or 3), at net asset value             $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust
      (Class 1, 2 or 3), at net asset value               10,831,524     22,054,813     21,094,074     21,674,122
    Investments in Van Kampen Life
      Investment Trust (Class II), at net asset value              0              0              0              0
    Investments in WM Variable Trust
      (Class 1 or Class 2), at net asset value                     0              0              0              0
    Investments in Nations Separate
      Account Trust (Class B), at net asset value                  0              0              0              0
    Investments in Anchor Pathway Fund
      (Class A), at net asset value                                0              0              0              0
    Investments in American Funds Insurance
      Series (Class 2), at net asset value                         0              0              0              0
    Investments in Lord Abbett Series Fund, Inc.
      (Class VC), at net asset value                               0              0              0              0
                                                        ---------------------------------------------------------

Total Assets:                                           $ 10,831,524   $ 22,054,813   $ 21,094,074   $ 21,674,122

Liabilities:                                                       0              0              0              0
                                                        ---------------------------------------------------------

                                                        $ 10,831,524   $ 22,054,813   $ 21,094,074   $ 21,674,122
                                                        =========================================================
Net assets:

    Accumulation units                                  $ 10,831,524   $ 22,054,813   $ 21,094,074   $ 21,674,122

    Contracts in payout (annuitization) period                     0              0              0              0
                                                        ---------------------------------------------------------

         Total net assets                               $ 10,831,524   $ 22,054,813   $ 21,094,074   $ 21,674,122
                                                        =========================================================

Accumulation units outstanding                               644,422      1,374,179      1,551,964      1,531,198
                                                        =========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                          $  8,420,300   $ 15,126,330   $ 17,068,375   $ 15,891,396
    Accumulation units outstanding                           500,541        941,145      1,255,079      1,121,347
    Unit value of accumulation units                    $      16.82   $      16.07   $      13.60   $      14.17
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                          $    208,473   $    879,592   $  1,017,187   $    395,160
    Accumulation units outstanding                            12,394         54,727         74,800         27,885
    Unit value of accumulation units                    $      16.82   $      16.07   $      13.60   $      14.17
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                          $    596,415   $  1,575,042   $    453,180   $    869,974
    Accumulation units outstanding                            35,477         98,058         33,463         61,535
    Unit value of accumulation units                    $      16.81   $      16.06   $      13.54   $      14.14
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                          $  1,472,501   $  4,180,832   $  2,462,640   $  4,088,076
    Accumulation units outstanding                            87,989        261,899        181,760        289,931
    Unit value of accumulation units                    $      16.74   $      15.96   $      13.55   $      14.10
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                          $    133,835   $    293,017   $     92,692   $    429,516
    Accumulation units outstanding                             8,021         18,350          6,862         30,500
    Unit value of accumulation units                    $      16.69   $      15.97   $      13.51   $      14.08

                                                                          Telecom       Worldwide     Aggressive
                                                         Technology       Utility      High Income      Growth
                                                          Portfolio      Portfolio      Portfolio     Portfolio
                                                          (Class 2)      (Class 2)      (Class 2)     (Class 3)
                                                        ---------------------------------------------------------
Assets:
    Investments in Anchor Series Trust
      (Class 1, 2 or 3), at net asset value             $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust
      (Class 1, 2 or 3), at net asset value               11,093,203      2,314,354      6,035,724      2,800,069
    Investments in Van Kampen Life
      Investment Trust (Class II), at net asset value              0              0              0              0
    Investments in WM Variable Trust
      (Class 1 or Class 2), at net asset value                     0              0              0              0
    Investments in Nations Separate
      Account Trust (Class B), at net asset value                  0              0              0              0
    Investments in Anchor Pathway Fund
      (Class A), at net asset value                                0              0              0              0
    Investments in American Funds Insurance
      Series (Class 2), at net asset value                         0              0              0              0
    Investments in Lord Abbett Series Fund, Inc.
      (Class VC), at net asset value                               0              0              0              0
                                                        ---------------------------------------------------------

Total Assets:                                           $ 11,093,203   $  2,314,354   $  6,035,724   $  2,800,069

Liabilities:                                                       0              0              0              0
                                                        ---------------------------------------------------------

                                                        $ 11,093,203   $  2,314,354   $  6,035,724   $  2,800,069
                                                        =========================================================
Net assets:

    Accumulation units                                  $ 11,093,203   $  2,314,354   $  6,035,724   $  2,800,069

    Contracts in payout (annuitization) period                     0              0              0              0
                                                        ---------------------------------------------------------

         Total net assets                               $ 11,093,203   $  2,314,354   $  6,035,724   $  2,800,069
                                                        =========================================================

Accumulation units outstanding                             4,358,848        229,929        348,406        220,394
                                                        =========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                          $    185,202   $          -   $          -   $          -
    Accumulation units outstanding                            72,512              -              -              -
    Unit value of accumulation units                    $       2.55   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                          $  7,440,245   $  1,676,242   $  5,155,882   $  1,817,291
    Accumulation units outstanding                         2,920,168        166,343        297,354        142,870
    Unit value of accumulation units                    $       2.55   $      10.08   $      17.34   $      12.72
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                          $    136,668   $          -   $          -   $    224,820
    Accumulation units outstanding                            53,642              -              -         17,675
    Unit value of accumulation units                    $       2.55   $          -   $          -   $      12.72
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                          $     27,616   $          -   $          -   $          -
    Accumulation units outstanding                            10,821              -              -              -
    Unit value of accumulation units                    $       2.55   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                          $    277,438   $          -   $          -   $          -
    Accumulation units outstanding                           108,814              -              -              -
    Unit value of accumulation units                    $       2.55   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                          $     75,615   $          -   $          -   $          -
    Accumulation units outstanding                            29,781              -              -              -
    Unit value of accumulation units                    $       2.54   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                          $    145,014   $          -   $          -   $    358,774
    Accumulation units outstanding                            57,027              -              -         28,346
    Unit value of accumulation units                    $       2.54   $          -   $          -   $      12.66
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                          $  2,588,702   $    638,112   $    879,842   $    355,320
    Accumulation units outstanding                         1,020,699         63,586         51,052         28,027
    Unit value of accumulation units                    $       2.54   $      10.04   $      17.23   $      12.68
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                          $    158,881   $          -   $          -   $          -
    Accumulation units outstanding                            62,519              -              -              -
    Unit value of accumulation units                    $       2.54   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                          $     12,610   $          -   $          -   $          -
    Accumulation units outstanding                             4,969              -              -              -
    Unit value of accumulation units                    $       2.54   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                          $     45,212   $          -   $          -   $     43,864
    Accumulation units outstanding                            17,896              -              -          3,476
    Unit value of accumulation units                    $       2.53   $          -   $          -   $      12.62

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                          Alliance       Blue Chip        Cash         Corporate
                                                           Growth         Growth        Management       Bond
                                                          Portfolio      Portfolio      Portfolio      Portfolio
                                                          (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                        ---------------------------------------------------------
Assets:
    Investments in Anchor Series Trust
      (Class 1, 2 or 3), at net asset value             $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust
      (Class 1, 2 or 3), at net asset value               23,808,041      3,458,941     59,067,143     27,041,585
    Investments in Van Kampen Life
      Investment Trust (Class II), at net asset value              0              0              0              0
    Investments in WM Variable Trust
      (Class 1 or Class 2), at net asset value                     0              0              0              0
    Investments in Nations Separate
      Account Trust (Class B), at net asset value                  0              0              0              0
    Investments in Anchor Pathway Fund
      (Class A), at net asset value                                0              0              0              0
    Investments in American Funds Insurance
      Series (Class 2), at net asset value                         0              0              0              0
    Investments in Lord Abbett Series Fund, Inc.
      (Class VC), at net asset value                               0              0              0              0
                                                        ---------------------------------------------------------

Total Assets:                                           $ 23,808,041   $  3,458,941   $ 59,067,143   $ 27,041,585

Liabilities:                                                       0              0              0              0
                                                        ---------------------------------------------------------

                                                        $ 23,808,041   $  3,458,941   $ 59,067,143   $ 27,041,585
                                                        =========================================================
Net assets:

    Accumulation units                                  $ 23,808,041   $  3,458,941   $ 59,067,143   $ 27,041,585

    Contracts in payout (annuitization) period                     0              0              0              0
                                                        ---------------------------------------------------------

         Total net assets                               $ 23,808,041   $  3,458,941   $ 59,067,143   $ 27,041,585
                                                        =========================================================

Accumulation units outstanding                               878,657        600,344      4,592,502      1,672,182
                                                        =========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                          $ 16,120,751   $  2,390,546   $ 32,381,764   $ 15,304,398
    Accumulation units outstanding                           594,385        414,391      2,514,514        946,263
    Unit value of accumulation units                    $      27.12   $       5.77   $      12.88   $      16.17
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                          $  1,383,197   $    170,308   $  5,576,631   $  3,155,706
    Accumulation units outstanding                            51,000         29,522        433,066        195,111
    Unit value of accumulation units                    $      27.12   $       5.77   $      12.88   $      16.17
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                          $  3,687,834   $    651,694   $ 15,330,308   $  5,658,770
    Accumulation units outstanding                           136,350        113,495      1,193,648        349,624
    Unit value of accumulation units                    $      27.05   $       5.74   $      12.84   $      16.19
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                          $  1,877,310   $    231,132   $  3,353,337   $  2,417,114
    Accumulation units outstanding                            69,502         40,274        261,745        149,828
    Unit value of accumulation units                    $      27.01   $       5.74   $      12.81   $      16.13
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                          $    738,949   $     15,261   $  2,425,103   $    505,597
    Accumulation units outstanding                            27,420          2,662        189,529         31,356
    Unit value of accumulation units                    $      26.95   $       5.73   $      12.80   $      16.12

                                                            Davis                                      Federated
                                                           Venture       "Dogs" of      Emerging       American
                                                            Value       Wall Street      Markets        Leaders
                                                          Portfolio      Portfolio      Portfolio      Portfolio
                                                          (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                        ---------------------------------------------------------
Assets:
    Investments in Anchor Series Trust
      (Class 1, 2 or 3), at net asset value             $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust
      (Class 1, 2 or 3), at net asset value               75,447,791      5,941,636      2,493,972      7,744,918
    Investments in Van Kampen Life
      Investment Trust (Class II), at net asset value              0              0              0              0
    Investments in WM Variable Trust
      (Class 1 or Class 2), at net asset value                     0              0              0              0
    Investments in Nations Separate
      Account Trust (Class B), at net asset value                  0              0              0              0
    Investments in Anchor Pathway Fund
      (Class A), at net asset value                                0              0              0              0
    Investments in American Funds Insurance
      Series (Class 2), at net asset value                         0              0              0              0
    Investments in Lord Abbett Series Fund, Inc.
      (Class VC), at net asset value                               0              0              0              0
                                                        ---------------------------------------------------------

Total Assets:                                           $ 75,447,791   $  5,941,636   $  2,493,972   $  7,744,918

Liabilities:                                                       0              0              0              0
                                                        ---------------------------------------------------------

                                                        $ 75,447,791   $  5,941,636   $  2,493,972   $  7,744,918
                                                        =========================================================
Net assets:

    Accumulation units                                  $ 75,447,791   $  5,941,636   $  2,493,972   $  7,744,918

    Contracts in payout (annuitization) period                     0              0              0              0
                                                        ---------------------------------------------------------

         Total net assets                               $ 75,447,791   $  5,941,636   $  2,493,972   $  7,744,918
                                                        =========================================================

Accumulation units outstanding                             2,690,527        566,410        279,476        479,279
                                                        =========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                          $ 48,422,270   $  2,761,791   $  1,665,964   $  3,671,274
    Accumulation units outstanding                         1,725,141        263,040        186,478        226,851
    Unit value of accumulation units                    $      28.07   $      10.50   $       8.93   $      16.18
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                          $  4,800,354   $  1,269,829   $    143,707   $  1,143,724
    Accumulation units outstanding                           171,023        120,938         16,101         70,669
    Unit value of accumulation units                    $      28.07   $      10.50   $       8.93   $      16.18
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                          $ 13,365,373   $  1,177,116   $    293,701   $  2,375,121
    Accumulation units outstanding                           477,327        112,425         33,017        147,282
    Unit value of accumulation units                    $      28.00   $      10.47   $       8.90   $      16.13
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                          $  7,330,387   $    698,276   $    378,842   $    436,596
    Accumulation units outstanding                           262,216         66,688         42,556         27,080
    Unit value of accumulation units                    $      27.96   $      10.47   $       8.90   $      16.12
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                          $  1,529,407   $     34,624   $     11,758   $    118,203
    Accumulation units outstanding                            54,820          3,319          1,324          7,397
    Unit value of accumulation units                    $      27.90   $      10.43   $       8.88   $      15.98

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                                                              Goldman
                                                                          Foreign      Global      Global       Sachs
                                                                           Value        Bond      Equities    Research
                                                                         Portfolio    Portfolio   Portfolio   Portfolio
                                                                         (Class 3)    (Class 3)   (Class 3)   (Class 3)
                                                                        -----------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $        0  $        0  $        0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                        51,821,309   7,261,358   2,782,623     187,086
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0           0           0           0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                 0           0           0           0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0           0           0           0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0           0           0           0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0           0           0           0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0           0           0           0
                                                                        -----------------------------------------------
Total Assets:                                                           $51,821,309  $7,261,358  $2,782,623  $  187,086

Liabilities:                                                                      0           0           0           0
                                                                        -----------------------------------------------
                                                                        $51,821,309  $7,261,358  $2,782,623  $  187,086
                                                                        ===============================================
Net assets:

           Accumulation units                                           $51,821,309  $7,261,358  $2,782,623  $  187,086

           Contracts in payout (annuitization) period                             0           0           0           0
                                                                        -----------------------------------------------
                Total net assets                                        $51,821,309  $7,261,358  $2,782,623  $  187,086
                                                                        ===============================================
Accumulation units outstanding                                            4,161,803     437,839     178,794      30,118
                                                                        ===============================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $30,628,246  $4,244,786  $1,145,499  $        -
           Accumulation units outstanding                                 2,457,488     255,534      73,506           -
           Unit value of accumulation units                             $     12.46  $    16.61  $    15.58  $        -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $ 4,438,391  $        -  $        -  $        -
           Accumulation units outstanding                                   356,089           -           -           -
           Unit value of accumulation units                             $     12.46  $        -  $        -  $        -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $ 3,350,937  $1,095,211  $  355,474  $   56,655
           Accumulation units outstanding                                   268,867      65,932      22,810       9,103
           Unit value of accumulation units                             $     12.46  $    16.61  $    15.58  $     6.22
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $ 7,636,822  $1,217,999  $1,083,983  $  127,583
           Accumulation units outstanding                                   614,436      73,716      69,702      20,555
           Unit value of accumulation units                             $     12.43  $    16.52  $    15.55  $     6.21
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $ 4,491,271  $  610,161  $  167,464         $ -
           Accumulation units outstanding                                   361,907      37,002      10,826           -
           Unit value of accumulation units                             $     12.41  $    16.49  $    15.47         $ -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $    26,918  $        -  $        -  $        -
           Accumulation units outstanding                                     2,169           -           -           -
           Unit value of accumulation units                             $     12.41  $        -  $        -  $        -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $ 1,248,724  $   93,201  $   30,203  $    2,848
           Accumulation units outstanding                                   100,847       5,655       1,950         460
           Unit value of accumulation units                             $     12.38  $    16.48  $    15.49  $     6.19

                                                                                                              International
                                                                          Growth-      Growth     High-Yield   Diversified
                                                                           Income   Opportunities    Bond       Equities
                                                                         Portfolio    Portfolio    Portfolio    Portfolio
                                                                         (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                                        --------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $        0   $         0  $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                        9,251,442     1,887,938   26,197,749   34,195,694
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                0             0            0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                0             0            0            0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                0             0            0            0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                0             0            0            0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                0             0            0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                0             0            0            0
                                                                        --------------------------------------------------
Total Assets:                                                           $9,251,442   $ 1,887,938  $26,197,749  $34,195,694
Liabilities:                                                                     0             0            0            0
                                                                        --------------------------------------------------
                                                                        $9,251,442   $ 1,887,938  $26,197,749  $34,195,694
                                                                        ===================================================
Net assets:
           Accumulation units                                           $9,251,442   $ 1,887,938  $26,197,749  $34,195,694
           Contracts in payout (annuitization) period                            0             0            0            0
                                                                        --------------------------------------------------
                Total net assets                                        $9,251,442   $ 1,887,938  $26,197,749  $34,195,694
                                                                        ===================================================
Accumulation units outstanding                                             361,011       414,765    1,752,691    3,686,965
                                                                        ===================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $5,930,829   $ 1,228,592  $10,650,599  $20,499,852
           Accumulation units outstanding                                  231,147       269,627      711,066    2,207,499
           Unit value of accumulation units                             $    25.66   $      4.56  $     14.98  $      9.29
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $  502,105   $    86,449  $ 2,539,669  $ 1,835,425
           Accumulation units outstanding                                   19,569        18,972      169,593      197,653
           Unit value of accumulation units                             $    25.66   $      4.56  $     14.98  $      9.29
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $1,606,931   $   241,030  $10,090,066  $ 8,413,837
           Accumulation units outstanding                                   62,858        53,113      676,213      908,859
           Unit value of accumulation units                             $    25.56   $      4.54  $     14.92  $      9.26
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $1,024,266   $   325,902  $ 2,206,871  $ 2,507,240
           Accumulation units outstanding                                   40,091        71,725      148,009      271,169
           Unit value of accumulation units                             $    25.55   $      4.54  $     14.91  $      9.25
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $  187,311   $     5,965  $   710,544  $   939,340
           Accumulation units outstanding                                    7,346         1,328       47,810      101,785
           Unit value of accumulation units                             $    25.50   $      4.49  $     14.86  $      9.23

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                                                       MFS
                                                                        International             Massachusetts     MFS
                                                                            Growth      Marsico     Investors     Mid-Cap
                                                                          & Income      Growth        Trust       Growth
                                                                          Portfolio    Portfolio    Portfolio    Portfolio
                                                                          (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                                        ---------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                        $         0  $         0  $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                         13,093,660   12,352,523   14,918,833   26,634,953
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                  0            0            0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                  0            0            0            0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                  0            0            0            0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                  0            0            0            0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                  0            0            0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                  0            0            0            0
                                                                        ---------------------------------------------------
Total Assets:                                                            $13,093,660  $12,352,523  $14,918,833  $26,634,953

Liabilities:                                                                       0            0            0            0
                                                                        ---------------------------------------------------
                                                                         $13,093,660  $12,352,523  $14,918,833  $26,634,953
                                                                         ==================================================
Net assets:

           Accumulation units                                            $13,093,660  $12,352,523  $14,918,833  $26,634,953

           Contracts in payout (annuitization) period                              0            0            0            0
                                                                        ---------------------------------------------------
                Total net assets                                         $13,093,660  $12,352,523  $14,918,833  $26,634,953
                                                                         ==================================================
Accumulation units outstanding                                             1,168,993    1,300,665      831,007    2,839,185
                                                                         ==================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                    $ 7,287,757  $ 8,731,359  $ 9,803,907  $16,284,300
           Accumulation units outstanding                                    650,380      918,446      545,587    1,733,813
           Unit value of accumulation units                              $     11.20  $      9.51  $     17.97  $      9.39
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                    $ 1,056,708  $   184,633  $   755,492  $ 1,711,216
           Accumulation units outstanding                                     94,383       19,430       42,043      182,200
           Unit value of accumulation units                              $     11.20  $      9.50  $     17.97  $      9.39
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                    $ 3,185,336  $   597,808  $ 2,651,497  $ 5,051,328
           Accumulation units outstanding                                    284,473       63,004      147,935      539,293
           Unit value of accumulation units                              $     11.20  $      9.49  $     17.92  $      9.37
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                    $ 1,259,245  $ 2,748,733  $ 1,459,605  $ 3,079,534
           Accumulation units outstanding                                    112,450      290,269       81,535      329,389
           Unit value of accumulation units                              $     11.20  $      9.47  $     17.90  $      9.35
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                    $   304,614  $    89,990  $   248,332  $   508,575
           Accumulation units outstanding                                     27,307        9,516       13,907       54,490
           Unit value of accumulation units                              $     11.16  $      9.46  $     17.86  $      9.33


                                                                                       Putnam
                                                                         MFS Total     Growth:        Real     Small & Mid
                                                                          Return       Voyager       Estate     Cap Value
                                                                         Portfolio    Portfolio    Portfolio    Portfolio
                                                                         (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                                        --------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $         0  $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                        51,426,805    2,371,873    9,535,274   34,616,193
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0            0            0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                 0            0            0            0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0            0            0            0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0            0            0            0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0            0            0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0            0            0            0
                                                                        --------------------------------------------------
Total Assets:                                                           $51,426,805  $ 2,371,873  $ 9,535,274  $34,616,193

Liabilities:                                                                      0            0            0            0
                                                                        --------------------------------------------------
                                                                        $51,426,805  $ 2,371,873  $ 9,535,274  $34,616,193
                                                                        ==================================================
Net assets:

           Accumulation units                                           $51,426,805  $ 2,371,873  $ 9,535,274  $34,616,193

           Contracts in payout (annuitization) period                             0            0            0            0
                                                                        --------------------------------------------------
                Total net assets                                        $51,426,805  $ 2,371,873  $ 9,535,274  $34,616,193
                                                                        ==================================================
Accumulation units outstanding                                            2,258,368      141,442      594,842    2,550,372
                                                                        ==================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $34,295,570  $ 1,529,986  $ 5,419,997  $19,495,805
           Accumulation units outstanding                                 1,504,371       91,097      337,696    1,434,737
           Unit value of accumulation units                             $     22.80  $     16.80  $     16.05  $     13.59
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -  $         -  $         -  $ 2,620,338
           Accumulation units outstanding                                         -            -            -      192,827
           Unit value of accumulation units                             $         -  $         -  $         -  $     13.59
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $ 2,676,122  $   211,935  $   741,577  $ 2,774,563
           Accumulation units outstanding                                   117,387       12,618       46,205      204,186
           Unit value of accumulation units                             $     22.80  $     16.80  $     16.05  $     13.59
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $ 8,913,129  $   342,745  $ 1,873,938  $ 4,990,038
           Accumulation units outstanding                                   392,289       20,509      117,151      368,369
           Unit value of accumulation units                             $     22.72  $     16.71  $     16.00  $     13.55
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $ 4,509,762  $   247,466  $ 1,380,023  $ 3,819,816
           Accumulation units outstanding                                   198,694       14,803       86,289      282,420
           Unit value of accumulation units                             $     22.70  $     16.72  $     15.99  $     13.53
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -  $         -  $         -  $    27,699
           Accumulation units outstanding                                         -            -            -        2,048
           Unit value of accumulation units                             $         -  $         -  $         -  $     13.53
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $ 1,032,222  $    39,741  $   119,739  $   887,934
           Accumulation units outstanding                                    45,627        2,415        7,501       65,785
           Unit value of accumulation units                             $     22.62  $     16.46  $     15.96  $     13.50

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II,and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                         SunAmerica                   Telecom       Worldwide
                                                                          Balanced     Technology     Utility      High Income
                                                                          Portfolio     Portfolio    Portfolio      Portfolio
                                                                          (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                                                        ------------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $          0  $          0  $          0  $          0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                          5,614,623     5,131,029        44,646       453,299
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                  0             0             0             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                  0             0             0             0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                  0             0             0             0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                  0             0             0             0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                  0             0             0             0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                  0             0             0             0
                                                                        ------------------------------------------------------
Total Assets:                                                           $  5,614,623  $  5,131,029  $     44,646  $    453,299

Liabilities:                                                                       0             0             0             0
                                                                        ------------------------------------------------------
                                                                        $  5,614,623  $  5,131,029  $     44,646  $    453,299
                                                                        ======================================================
Net assets:
           Accumulation units                                           $  5,614,623  $  5,131,029  $     44,646  $    453,299

           Contracts in payout (annuitization) period                              0             0             0             0
                                                                        ------------------------------------------------------
                Total net assets                                        $  5,614,623  $  5,131,029  $     44,646  $    453,299
                                                                        ======================================================
Accumulation units outstanding                                               397,349     2,018,618         4,464        26,197
                                                                        ======================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $  3,303,779  $  3,736,215  $          -  $          -
           Accumulation units outstanding                                    233,498     1,468,722             -             -
           Unit value of accumulation units                             $      14.15  $       2.54  $          -  $          -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $    356,221  $    227,554  $     18,755  $    165,433
           Accumulation units outstanding                                     25,176        89,460         1,863         9,538
           Unit value of accumulation units                             $      14.15  $       2.54  $      10.07  $      17.34
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $  1,271,424  $    546,535  $     19,920  $    281,197
           Accumulation units outstanding                                     90,194       215,592         1,991        16,266
           Unit value of accumulation units                             $      14.10  $       2.54  $      10.00  $      17.29
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $    657,242  $    567,514  $          -  $          -
           Accumulation units outstanding                                     46,635       223,801             -             -
           Unit value of accumulation units                             $      14.09  $       2.54  $          -  $          -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $     25,957  $     53,211  $      5,971  $      6,669
           Accumulation units outstanding                                      1,846        21,043           610           393
           Unit value of accumulation units                             $      14.06  $       2.53  $       9.79  $      16.98

                                                                                        Emerging     Growth and
                                                                          Comstock       Growth        Income      Balanced
                                                                         Portfolio     Portfolio     Portfolio     Portfolio
                                                                         (Class II)    (Class II)    (Class II)    (Class 1)
                                                                        ------------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $          0  $          0  $          0  $          0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                  0             0             0             0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                        155,970,767    25,259,965   143,874,667             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                  0             0             0   113,349,873
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                  0             0             0             0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                  0             0             0             0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                  0             0             0             0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                  0             0             0             0
                                                                        ------------------------------------------------------
Total Assets:                                                           $155,970,767  $ 25,259,965  $143,874,667  $113,349,873

Liabilities:                                                                       0             0             0             0
                                                                        ------------------------------------------------------
                                                                        $155,970,767  $ 25,259,965  $143,874,667  $113,349,873
                                                                        ======================================================
Net assets:
           Accumulation units                                           $155,968,781  $ 25,259,965  $143,874,667  $113,349,873

           Contracts in payout (annuitization) period                          1,986             0             0             0
                                                                        ------------------------------------------------------
                Total net assets                                        $155,970,767  $ 25,259,965  $143,874,667  $113,349,873
                                                                        ======================================================
Accumulation units outstanding                                            14,950,268     2,923,540    12,951,994    13,842,218
                                                                        ======================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $          -  $          -  $          -  $ 55,789,885
           Accumulation units outstanding                                          -             -             -     6,791,743
           Unit value of accumulation units                             $          -  $          -  $          -  $       8.21
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $ 43,524,209  $ 10,348,277  $ 57,032,421  $ 11,019,466
           Accumulation units outstanding                                  4,171,378     1,195,811     5,138,254     1,345,761
           Unit value of accumulation units                             $      10.43  $       8.65  $      11.10  $       8.19
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $ 84,282,698  $  9,724,911  $ 62,301,712  $          -
           Accumulation units outstanding                                  8,080,079     1,129,170     5,593,346             -
           Unit value of accumulation units                             $      10.43  $       8.61  $      11.14  $          -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $  4,728,561  $    870,724  $  3,884,118  $          -
           Accumulation units outstanding                                    450,168        99,452       351,301             -
           Unit value of accumulation units                             $      10.50  $       8.76  $      11.06  $          -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $          -  $          -  $          -  $ 21,236,626
           Accumulation units outstanding                                          -             -             -     2,594,516
           Unit value of accumulation units                             $          -  $          -  $          -  $       8.19
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $    933,695  $          -  $          -  $          -
           Accumulation units outstanding                                     89,132             -             -             -
           Unit value of accumulation units                             $      10.48  $          -  $          -  $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $    373,208  $          -  $          -  $          -
           Accumulation units outstanding                                     35,843             -             -             -
           Unit value of accumulation units                             $      10.41  $          -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $  6,453,742  $  1,394,887  $  8,534,756  $          -
           Accumulation units outstanding                                    614,411       159,665       773,882             -
           Unit value of accumulation units                             $      10.50  $       8.74  $      11.03  $          -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $  8,074,282  $  2,053,695  $  8,268,878  $  2,229,832
           Accumulation units outstanding                                    776,438       238,273       747,351       273,852
           Unit value of accumulation units                             $      10.40  $       8.62  $      11.06  $       8.14
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $  5,012,602  $    646,129  $  2,318,403  $          -
           Accumulation units outstanding                                    482,806        75,718       209,230             -
           Unit value of accumulation units                             $      10.38  $       8.53  $      11.08  $          -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $          -  $          -  $          -  $ 23,074,064
           Accumulation units outstanding                                          -             -             -     2,836,346
           Unit value of accumulation units                             $          -  $          -  $          -  $       8.14
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $  1,045,533  $          -  $          -  $          -
           Accumulation units outstanding                                    101,065             -             -             -
           Unit value of accumulation units                             $      10.35  $          -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $  1,542,237  $    221,342  $  1,534,379  $          -
           Accumulation units outstanding                                    148,948        25,451       138,630             -
           Unit value of accumulation units                             $      10.35  $       8.70  $      11.07  $          -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                        Conservative Conservative
                                                                          Balanced      Growth    Equity Income Flexible Income
                                                                          Portfolio    Portfolio      Fund         Portfolio
                                                                          (Class 1)    (Class 1)    (Class 1)      (Class 1)
                                                                        -------------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $         0  $         0     $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                 0            0            0               0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0            0            0               0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                        11,062,689   61,463,053   16,659,742      27,846,432
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0            0            0               0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0            0            0               0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0            0            0               0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0            0            0               0
                                                                        -----------------------------------------------------
Total Assets:                                                           $11,062,689  $61,463,053  $16,659,742     $27,846,432

Liabilities:                                                                      0            0            0               0
                                                                        -----------------------------------------------------
                                                                        $11,062,689  $61,463,053  $16,659,742     $27,846,432
                                                                        =====================================================
Net assets:
           Accumulation units                                           $11,062,689  $61,463,053  $16,659,742     $27,846,432

           Contracts in payout (annuitization) period                             0            0            0               0
                                                                        -----------------------------------------------------
                Total net assets                                        $11,062,689  $61,463,053  $16,659,742     $27,846,432
                                                                        =====================================================
Accumulation units outstanding                                            1,796,864    7,321,077    2,359,443       3,799,248
                                                                        =====================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $ 6,847,159  $26,138,272  $11,406,255     $16,628,426
           Accumulation units outstanding                                 1,109,847    3,102,160    1,611,820       2,262,614
           Unit value of accumulation units                             $      6.17  $      8.43  $      7.08     $      7.35
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $         -  $ 8,654,687  $         -     $         -
           Accumulation units outstanding                                         -    1,034,334            -               -
           Unit value of accumulation units                             $         -  $      8.37  $         -     $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $ 2,198,279  $15,250,604  $ 2,209,033     $ 5,341,771
           Accumulation units outstanding                                   357,165    1,816,953      313,193         728,476
           Unit value of accumulation units                             $      6.15  $      8.39  $      7.05     $      7.33
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $         -  $ 1,308,013  $         -     $         -
           Accumulation units outstanding                                         -      156,675            -               -
           Unit value of accumulation units                             $         -  $      8.35  $         -     $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $ 2,017,251  $10,111,477  $ 3,044,454     $ 5,876,235
           Accumulation units outstanding                                   329,852    1,210,955      434,430         808,158
           Unit value of accumulation units                             $      6.12  $      8.35  $      7.01     $      7.27
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -

                                                                                                                International
                                                                          Growth    Growth & Income    Income      Growth
                                                                           Fund          Fund           Fund        Fund
                                                                         (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                                                        -----------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0   $         0   $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                 0             0             0            0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0             0             0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                         1,580,583     7,203,781     9,994,752      184,369
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0             0             0            0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0             0             0            0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0             0             0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0             0             0            0
                                                                        ----------------------------------------------------
Total Assets:                                                           $ 1,580,583   $ 7,203,781   $ 9,994,752  $   184,369

Liabilities:                                                                      0             0             0            0
                                                                        ----------------------------------------------------
                                                                        $ 1,580,583   $ 7,203,781   $ 9,994,752  $   184,369
                                                                        ====================================================
Net assets:
           Accumulation units                                           $ 1,580,583   $ 7,203,781   $ 9,994,752  $   184,369

           Contracts in payout (annuitization) period                             0             0             0            0
                                                                        ----------------------------------------------------
                Total net assets                                        $ 1,580,583   $ 7,203,781   $ 9,994,752  $   184,369
                                                                        ====================================================
Accumulation units outstanding                                              255,811     1,229,108     1,494,674       36,535
                                                                        ====================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $   930,529   $ 3,374,322   $ 7,128,192  $    98,057
           Accumulation units outstanding                                   150,222       574,264     1,063,870       19,405
           Unit value of accumulation units                             $      6.19   $      5.88   $      6.70  $      5.05
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $   407,353   $ 2,535,880   $ 1,410,010  $    40,731
           Accumulation units outstanding                                    66,001       432,599       211,232        8,079
           Unit value of accumulation units                             $      6.17   $      5.86   $      6.68  $      5.04
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $   242,701   $ 1,293,579   $ 1,456,550  $    45,581
           Accumulation units outstanding                                    39,588       222,245       219,572        9,051
           Unit value of accumulation units                             $      6.13   $      5.82   $      6.63  $      5.04
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -


(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                          Mid Cap       Money                  Short Term
                                                                           Stock       Market        REIT        Income
                                                                           Fund         Fund         Fund         Fund
                                                                         (Class 1)    (Class 1)   (Class 1)*    (Class 1)
                                                                        --------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $         0  $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                 0            0            0            0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0            0            0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                         3,162,251    4,437,070          452    4,457,940
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0            0            0            0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0            0            0            0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0            0            0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0            0            0            0
                                                                        --------------------------------------------------

Total Assets:                                                           $ 3,162,251  $ 4,437,070  $       452  $ 4,457,940

Liabilities:                                                                      0            0            0            0
                                                                        --------------------------------------------------

                                                                        $ 3,162,251  $ 4,437,070  $       452  $ 4,457,940
                                                                        ==================================================
Net assets:

           Accumulation units                                           $ 3,162,251  $ 4,437,070  $       452  $ 4,457,940

           Contracts in payout (annuitization) period                             0            0            0            0
                                                                        --------------------------------------------------

                Total net assets                                        $ 3,162,251  $ 4,437,070  $       452  $ 4,457,940
                                                                        ==================================================

Accumulation units outstanding                                              426,405      772,790           39      693,162
                                                                        ==================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $ 2,105,945  $ 3,217,159  $       151  $ 3,161,864
           Accumulation units outstanding                                   283,314      559,449           13      490,699
           Unit value of accumulation units                             $      7.43  $      5.75  $     11.43  $      6.44
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $   422,822  $   642,726  $       151  $   516,763
           Accumulation units outstanding                                    57,091      111,605           13       80,256
           Unit value of accumulation units                             $      7.41  $      5.76  $     11.47  $      6.44
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $   633,484  $   577,185  $       150  $   779,313
           Accumulation units outstanding                                    86,000      101,736           13      122,207
           Unit value of accumulation units                             $      7.37  $      5.67  $     11.46  $      6.38
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -

                                                                          Small       Strategic        U.S.        West Coast
                                                                        Cap Stock      Growth       Government       Equity
                                                                           Fund       Portfolio   Securities Fund     Fund
                                                                        (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                                                        ------------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $         0    $         0    $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                 0            0              0              0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0            0              0              0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                         1,597,697   13,717,984     20,001,877     10,685,593
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0            0              0              0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0            0              0              0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0            0              0              0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0            0              0              0
                                                                        ------------------------------------------------------

Total Assets:                                                           $ 1,597,697  $13,717,984    $20,001,877    $10,685,593

Liabilities:                                                                      0            0              0              0
                                                                        ------------------------------------------------------

                                                                        $ 1,597,697  $13,717,984    $20,001,877    $10,685,593
                                                                        ======================================================
Net assets:

           Accumulation units                                           $ 1,597,697  $13,717,984    $20,001,877    $10,685,593

           Contracts in payout (annuitization) period                             0            0              0              0
                                                                        ------------------------------------------------------

                Total net assets                                        $ 1,597,697  $13,717,984    $20,001,877    $10,685,593
                                                                        ======================================================

Accumulation units outstanding                                              244,843    1,520,558      3,168,730      1,119,812
                                                                        ======================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $ 1,017,188  $ 5,889,394    $14,932,049    $ 7,164,751
           Accumulation units outstanding                                   155,493      650,628      2,361,580        749,108
           Unit value of accumulation units                             $      6.54  $      9.05    $      6.32    $      9.56
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $         -  $ 2,167,273    $         -    $         -
           Accumulation units outstanding                                         -      240,458              -              -
           Unit value of accumulation units                             $         -  $      9.01    $         -    $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $   129,610  $ 3,003,879    $ 2,467,887    $ 1,627,115
           Accumulation units outstanding                                    19,845      333,351        392,012        170,785
           Unit value of accumulation units                             $      6.53  $      9.01    $      6.30    $      9.53
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $         -  $ 1,028,135    $         -    $         -
           Accumulation units outstanding                                         -      114,663              -              -
           Unit value of accumulation units                             $         -  $      8.97    $         -    $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $   450,899  $ 1,629,303    $ 2,601,941    $ 1,893,727
           Accumulation units outstanding                                    69,505      181,458        415,138        199,919
           Unit value of accumulation units                             $      6.49  $      8.98    $      6.27    $      9.47
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -

*Retained in Variable Separate Account by AIG SunAmerica Life Assurance Company

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                                     Conservative Conservative
                                                                         Balanced      Balanced      Growth    Equity Income
                                                                         Portfolio     Portfolio    Portfolio      Fund
                                                                         (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                                                        ----------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $         0  $         0   $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                 0            0            0             0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0            0            0             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                        77,198,534    6,800,644   29,733,408    10,218,103
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0            0            0             0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0            0            0             0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0            0            0             0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0            0            0             0
                                                                        ---------------------------------------------------

Total Assets:                                                           $77,198,534  $ 6,800,644  $29,733,408   $10,218,103

Liabilities:                                                                      0            0            0             0
                                                                        ---------------------------------------------------
                                                                        $77,198,534  $ 6,800,644  $29,733,408   $10,218,103
                                                                        ===================================================
Net assets:

           Accumulation units                                           $77,198,534  $ 6,800,644  $29,733,408   $10,218,103

           Contracts in payout (annuitization) period                             0            0            0             0
                                                                        ---------------------------------------------------

                Total net assets                                        $77,198,534  $ 6,800,644  $29,733,408   $10,218,103
                                                                        ===================================================

Accumulation units outstanding                                            9,477,417    1,108,644    3,573,610     1,463,207
                                                                        ===================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $ 7,194,225  $         -  $ 3,882,272   $         -
           Accumulation units outstanding                                   881,607            -      465,978             -
           Unit value of accumulation units                             $      8.16  $         -  $      8.33   $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $43,293,218  $ 4,475,261  $13,666,891   $ 7,404,036
           Accumulation units outstanding                                 5,308,097      728,848    1,639,836     1,058,224
           Unit value of accumulation units                             $      8.16  $      6.14  $      8.33   $      7.00
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $19,503,279  $ 1,846,359  $ 7,292,456   $   853,259
           Accumulation units outstanding                                 2,396,598      301,107      876,531       122,369
           Unit value of accumulation units                             $      8.14  $      6.13  $      8.32   $      6.97
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $   809,352  $         -  $   508,957   $         -
           Accumulation units outstanding                                    99,844            -       61,397             -
           Unit value of accumulation units                             $      8.11  $         -  $      8.29   $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $ 6,398,460  $   479,024  $ 4,382,832   $ 1,960,808
           Accumulation units outstanding                                   791,271       78,689      529,868       282,614
           Unit value of accumulation units                             $      8.09  $      6.09  $      8.27   $      6.94
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -


                                                                        Flexible Income   Growth    Growth & Income   Income
                                                                           Portfolio       Fund          Fund          Fund
                                                                           (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                                        -------------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                         $         0   $         0   $         0   $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                   0             0             0             0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                   0             0             0             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                          32,623,129     1,210,182     2,685,128    21,031,226
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                   0             0             0             0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                   0             0             0             0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                   0             0             0             0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                   0             0             0             0
                                                                        -------------------------------------------------------

Total Assets:                                                             $32,623,129   $ 1,210,182   $ 2,685,128   $21,031,226

Liabilities:                                                                        0             0             0             0
                                                                        -------------------------------------------------------

                                                                          $32,623,129   $ 1,210,182   $ 2,685,128   $21,031,226
                                                                        =======================================================
Net assets:

           Accumulation units                                             $32,623,129   $ 1,210,182   $ 2,685,128   $21,031,226

           Contracts in payout (annuitization) period                               0             0             0             0
                                                                        -------------------------------------------------------

                Total net assets                                          $32,623,129   $ 1,210,182   $ 2,685,128   $21,031,226
                                                                        =======================================================

Accumulation units outstanding                                              4,480,205       197,257       463,473     3,154,678
                                                                        =======================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                     $27,276,475   $   634,086   $ 1,655,963   $17,279,966
           Accumulation units outstanding                                   3,743,642       103,137       285,233     2,589,597
           Unit value of accumulation units                               $      7.29   $      6.15   $      5.81   $      6.67
Contracts With Total Expenses of 1.70%:
           Net Assets                                                     $ 3,365,513   $   441,642   $   491,392   $ 2,033,001
           Accumulation units outstanding                                     463,113        72,051        84,745       305,417
           Unit value of accumulation units                               $      7.27   $      6.13   $      5.80   $      6.66
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                     $ 1,981,141   $   134,454   $   537,773   $ 1,718,259
           Accumulation units outstanding                                     273,450        22,069        93,495       259,664
           Unit value of accumulation units                               $      7.24   $      6.09   $      5.75   $      6.62
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                        International   Mid Cap      Money
                                                                           Growth        Stock      Market         REIT
                                                                            Fund         Fund        Fund          Fund
                                                                          (Class 2)    (Class 2)   (Class 2)    (Class 2)*
                                                                        --------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                        $         0  $         0 $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                  0            0           0            0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                  0            0           0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                            161,536    1,513,958   3,070,680          302
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                  0            0           0            0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                  0            0           0            0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                  0            0           0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                  0            0           0            0
                                                                        --------------------------------------------------
Total Assets:                                                            $   161,536  $ 1,513,958 $ 3,070,680  $       302

Liabilities:                                                                       0            0           0            0
                                                                        --------------------------------------------------
                                                                         $   161,536  $ 1,513,958 $ 3,070,680  $       302
                                                                        ==================================================
Net assets:

           Accumulation units                                            $   161,536  $ 1,513,958 $ 3,070,680  $       302

           Contracts in payout (annuitization) period                              0            0           0            0
                                                                        --------------------------------------------------
                Total net assets                                         $   161,536  $ 1,513,958 $ 3,070,680  $       302
                                                                        ==================================================
Accumulation units outstanding                                                32,196      206,416     539,334           26
                                                                        ==================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                    $   107,549  $   957,761 $ 1,976,966  $        93
           Accumulation units outstanding                                     21,413      130,356     346,649            8
           Unit value of accumulation units                              $      5.02  $      7.35 $      5.70  $     11.54
Contracts With Total Expenses of 1.70%:
           Net Assets                                                    $    26,853  $   242,109 $   908,823  $       105
           Accumulation units outstanding                                      5,378       32,945     160,005            9
           Unit value of accumulation units                              $      4.99  $      7.35 $      5.68  $     11.50
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                    $    27,134  $   314,088 $   184,891  $       104
           Accumulation units outstanding                                      5,405       43,115      32,680            9
           Unit value of accumulation units                              $      5.02  $      7.28 $      5.66  $     11.39
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -

                                                                        Short Term      Small      Strategic        U.S.
                                                                          Income      Cap Stock     Growth       Government
                                                                           Fund         Fund       Portfolio   Securities Fund
                                                                        (Class 2)     (Class 2)    (Class 2)      (Class 2)
                                                                        ------------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $         0  $         0    $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                 0            0            0              0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0            0            0              0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                         6,143,271    1,031,091    7,660,858     16,176,032
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0            0            0              0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0            0            0              0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0            0            0              0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0            0            0              0
                                                                        ----------------------------------------------------
Total Assets:                                                           $ 6,143,271  $ 1,031,091  $ 7,660,858    $16,176,032

Liabilities:                                                                      0            0            0              0
                                                                        ----------------------------------------------------
                                                                        $ 6,143,271  $ 1,031,091  $ 7,660,858    $16,176,032
                                                                        ====================================================
Net assets:

           Accumulation units                                           $ 6,143,271  $ 1,031,091  $ 7,660,858    $16,176,032

           Contracts in payout (annuitization) period                             0            0            0              0
                                                                        ----------------------------------------------------
                Total net assets                                        $ 6,143,271  $ 1,031,091  $ 7,660,858    $16,176,032
                                                                        ====================================================
Accumulation units outstanding                                              959,531      159,481      855,160      2,594,953
                                                                        ====================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $         -  $         -  $ 1,767,805    $         -
           Accumulation units outstanding                                         -            -      196,663              -
           Unit value of accumulation units                             $         -  $         -  $      8.99    $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $ 5,210,460  $   674,866  $ 4,277,363    $12,456,735
           Accumulation units outstanding                                   813,368      104,235      477,462      1,996,843
           Unit value of accumulation units                             $      6.41  $      6.47  $      8.96    $      6.24
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $   565,342  $   231,880  $ 1,042,958    $ 2,821,473
           Accumulation units outstanding                                    88,392       35,940      116,745        453,237
           Unit value of accumulation units                             $      6.40  $      6.45  $      8.93    $      6.23
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $         -  $         -  $   233,619    $         -
           Accumulation units outstanding                                         -            -       26,179              -
           Unit value of accumulation units                             $         -  $         -  $      8.92    $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $   367,469  $   124,345  $   339,113    $   897,824
           Accumulation units outstanding                                    57,771       19,306       38,111        144,873
           Unit value of accumulation units                             $      6.36  $      6.44  $      8.90    $      6.20
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -

*Retained in Variable Separate Account by AIG SunAmerica Life Assurance Company

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       SCHEDULE OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (Continued)

                                                                                     Nations        Nations         Nations
                                                                     West Coast       Asset         Capital       High Yield
                                                                       Equity       Allocation      Growth           Bond
                                                                        Fund        Portfolio      Portfolio      Portfolio
                                                                      (Class 2)     (Class B)      (Class B)      (Class B)
                                                                    ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                        $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                   0              0              0              0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                   0              0              0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                           5,171,578              0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                   0      1,283,500        887,450     16,287,265
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                   0              0              0              0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                   0              0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                   0              0              0              0
                                                                    ---------------------------------------------------------
Total Assets:                                                       $  5,171,578   $  1,283,500   $    887,450   $ 16,287,265
Liabilities:                                                                   0              0              0              0
                                                                    ---------------------------------------------------------
                                                                    $  5,171,578   $  1,283,500   $    887,450   $ 16,287,265
                                                                    =========================================================
Net assets:

      Accumulation units                                            $  5,171,578   $  1,283,500   $    887,450   $ 16,287,265

      Contracts in payout (annuitization) period                               0              0              0              0
                                                                    ---------------------------------------------------------
           Total net assets                                         $  5,171,578   $  1,283,500   $    887,450   $ 16,287,265
                                                                    =========================================================
Accumulation units outstanding                                           548,933        133,666        106,363      1,240,366
                                                                    =========================================================
Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $          -   $          -   $          -   $          -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                              $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $          -   $          -   $          -   $          -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                              $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $          -   $    481,175   $    569,232   $  2,031,076
      Accumulation units outstanding                                           -         50,082         68,177        154,070
      Unit value of accumulation units                              $          -   $       9.61   $       8.35   $      13.18
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $          -   $          -   $          -   $          -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                              $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $          -   $    666,099   $    239,073   $  3,400,069
      Accumulation units outstanding                                           -         69,329         28,637        257,932
      Unit value of accumulation units                              $          -   $       9.61   $       8.35   $      13.18
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                    $          -   $          -   $          -   $  3,866,600
      Accumulation units outstanding                                           -              -              -        294,400
      Unit value of accumulation units                              $          -   $          -   $          -   $      13.13
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $          -   $          -   $          -   $          -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                              $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                    $  3,630,341   $          -   $          -   $          -
      Accumulation units outstanding                                     384,631              -              -              -
      Unit value of accumulation units                              $       9.44   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $    666,793   $          -   $          -   $          -
      Accumulation units outstanding                                      70,860              -              -              -
      Unit value of accumulation units                              $       9.41   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                    $          -   $          -   $          -   $  4,241,525
      Accumulation units outstanding                                           -              -              -        323,824
      Unit value of accumulation units                              $          -   $          -   $          -   $      13.10
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $          -   $        483   $     35,186   $    146,327
      Accumulation units outstanding                                           -             51          4,245         11,170
      Unit value of accumulation units                              $          -   $       9.56   $       8.29   $      13.10
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $          -   $          -   $          -   $          -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                              $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                    $          -   $    135,743   $     43,959   $  1,599,121
      Accumulation units outstanding                                           -         14,204          5,304        122,074
      Unit value of accumulation units                              $          -   $       9.56   $       8.29   $      13.10
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $          -   $          -   $          -   $          -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                              $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $    874,444   $          -   $          -   $          -
      Accumulation units outstanding                                      93,442              -              -              -
      Unit value of accumulation units                              $       9.36   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                    $          -   $          -   $          -   $  1,002,547
      Accumulation units outstanding                                           -              -              -         76,896
      Unit value of accumulation units                              $          -   $          -   $          -   $      13.04

                                                                                   Nations
                                                                      Nations      Marsico       Nations       Nations
                                                                   International   Focused       Marsico       Marsico
                                                                       Value       Equities       Growth     21st Century
                                                                     Portfolio    Portfolio     Portfolio     Portfolio
                                                                     (Class B)    (Class B)     (Class B)     (Class B)
                                                                   ------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                       $           0  $          0  $          0  $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                   0             0             0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                   0             0             0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                   0             0             0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                           7,229,153    23,341,858     3,174,634       920,735
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                   0             0             0             0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                   0             0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                   0             0             0             0
                                                                   -------------------------------------------------------
Total Assets:                                                      $   7,229,153  $ 23,341,858  $  3,174,634  $    920,735
Liabilities:                                                                   0             0             0             0
                                                                   -------------------------------------------------------
                                                                   $   7,229,153  $ 23,341,858  $  3,174,634  $    920,735
                                                                   =======================================================
Net assets:

      Accumulation units                                           $   7,229,153  $ 23,341,858  $  3,174,634  $    920,735

      Contracts in payout (annuitization) period                               0             0             0             0
                                                                   -------------------------------------------------------
           Total net assets                                        $   7,229,153  $ 23,341,858  $  3,174,634  $    920,735
                                                                   =======================================================
Accumulation units outstanding                                           663,987     2,485,461       369,519        86,139
                                                                   =======================================================
Contracts With Total Expenses of 1.30%:
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                   $           - $  3,487,275  $    772,128  $    145,243
      Accumulation units outstanding                                           -      371,681        89,757        13,568
      Unit value of accumulation units                             $           - $       9.38  $       8.60  $      10.71
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                   $   2,223,575 $  4,078,567  $  1,786,844  $    561,604
      Accumulation units outstanding                                     203,775      434,732       207,726        52,461
      Unit value of accumulation units                             $       10.91 $       9.38  $       8.60  $      10.71
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                   $     895,875 $  5,341,773  $          -  $          -
      Accumulation units outstanding                                      81,604      567,171             -             -
      Unit value of accumulation units                             $       10.98 $       9.42  $          -  $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                   $   2,308,373 $  7,634,766  $          -  $          -
      Accumulation units outstanding                                     212,187      812,121             -             -
      Unit value of accumulation units                             $       10.88 $       9.40  $          -  $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                   $           - $    104,810  $     57,636  $      9,746
      Accumulation units outstanding                                           -       11,251         6,744           916
      Unit value of accumulation units                             $           - $       9.31  $       8.55  $      10.64
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                   $     822,075 $  1,124,139  $    558,026  $    204,142
      Accumulation units outstanding                                      75,852      120,682        65,292        19,194
      Unit value of accumulation units                             $       10.84 $       9.31  $       8.55  $      10.64
Contracts With Total Expenses of 1.80%:
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                   $     979,255 $  1,570,528  $          -  $          -
      Accumulation units outstanding                                      90,569      167,823             -             -
      Unit value of accumulation units                             $       10.81 $       9.36  $          -  $          -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       SCHEDULE OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (Continued)

                                                                      Nations
                                                                      Marsico     Nations     Nations
                                                                   International   MidCap       Small     Nations
                                                                   Opportunities   Growth      Company     Value
                                                                     Portfolio    Portfolio   Portfolio   Portfolio
                                                                     (Class B)    (Class B)   (Class B)   (Class B)
                                                                   ------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                       $           0 $        0  $        0  $        0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                   0          0           0           0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                   0          0           0           0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                   0          0           0           0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                           2,283,113  2,026,521   3,430,944   3,691,238
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                   0          0           0           0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                   0          0           0           0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                   0          0           0           0
                                                                   ------------------------------------------------
Total Assets:                                                      $   2,283,113 $2,026,521  $3,430,944  $3,691,238

Liabilities:                                                                   0          0           0           0
                                                                   ------------------------------------------------
                                                                   $   2,283,113 $2,026,521  $3,430,944  $3,691,238
                                                                   ================================================
Net assets:

      Accumulation units                                           $   2,283,113 $2,026,521  $3,430,944  $3,691,238

      Contracts in payout (annuitization) period                               0          0           0           0
                                                                   ------------------------------------------------
           Total net assets                                        $   2,283,113 $2,026,521  $3,430,944  $3,691,238
                                                                   ================================================

Accumulation units outstanding                                           192,174    283,225     357,716     391,898
                                                                   ================================================
Contracts With Total Expenses of 1.30%:
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                   $   1,416,002 $  436,059  $  642,957  $1,615,908
      Accumulation units outstanding                                     119,127     59,773      66,927     171,341
      Unit value of accumulation units                             $       11.89 $     7.29  $     9.61  $     9.43
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                   $     624,687 $1,092,678  $2,099,005  $1,470,971
      Accumulation units outstanding                                      52,559    149,788     218,509     155,985
      Unit value of accumulation units                             $       11.89 $     7.29  $     9.61  $     9.43
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                   $      83,675 $   27,889  $   45,039  $   85,084
      Accumulation units outstanding                                       7,071      4,127       4,725       9,090
      Unit value of accumulation units                             $       11.83 $     6.76  $     9.53  $     9.36
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                   $     158,749 $  469,895  $  643,943  $  519,275
      Accumulation units outstanding                                      13,417     69,537      67,555      55,482
      Unit value of accumulation units                             $       11.83 $     6.76  $     9.53  $     9.36
Contracts With Total Expenses of 1.80%:
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -

                                                                       Asset        Cash                       Growth-
                                                                    Allocation   Management      Growth        Income
                                                                      Series       Series        Series        Series
                                                                     (Class A)   (Class A)     (Class A)     (Class A)
                                                                   -----------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                       $         0  $          0  $          0  $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                 0             0             0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                 0             0             0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                 0             0             0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                 0             0             0             0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                        84,126,831    23,692,911   559,902,919   587,583,397
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                 0             0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                 0             0             0             0
                                                                   -----------------------------------------------------
Total Assets:                                                      $84,126,831  $ 23,692,911  $559,902,919  $587,583,397

Liabilities:                                                                 0             0             0             0
                                                                   -----------------------------------------------------
                                                                   $84,126,831  $ 23,692,911  $559,902,919  $587,583,397
                                                                   =====================================================
Net assets:

      Accumulation units                                           $82,846,925  $ 22,868,697  $546,430,980  $571,275,584

      Contracts in payout (annuitization) period                     1,279,906       824,214    13,471,939    16,307,813
                                                                   -----------------------------------------------------

           Total net assets                                        $84,126,831  $ 23,692,911  $559,902,919  $587,583,397
                                                                   =====================================================
Accumulation units outstanding                                       2,317,436     1,135,175     4,207,150     5,701,900
                                                                   =====================================================
Contracts With Total Expenses of 1.30%:
      Net Assets                                                   $81,133,179  $ 23,502,705  $539,702,356  $567,106,009
      Accumulation units outstanding                                 2,234,477     1,126,006     4,054,456     5,502,001
      Unit value of accumulation units                             $     36.31  $      20.87  $     133.11  $     103.07
Contracts With Total Expenses of 1.40%:
      Net Assets                                                   $ 2,993,652  $    190,206  $ 20,200,563  $ 20,477,388
      Accumulation units outstanding                                    82,959         9,169       152,694       199,899
      Unit value of accumulation units                             $     36.09  $      20.75  $     132.29  $     102.44
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       SCHEDULE OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (Continued)

                                                                                                       U.S.
                                                                                                    Government/
                                                                       High-Yield                     AAA-Rated       Asset
                                                                          Bond      International    Securities     Allocation
                                                                         Series        Series          Series         Fund
                                                                       (Class A)       (Class A)      (Class A)     (Class 2)
                                                                      ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                     0              0              0              0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                     0              0              0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                     0              0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                     0              0              0              0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                            52,459,226    113,895,501     55,586,852              0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                     0              0              0     63,156,767
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                     0              0              0              0
                                                                      ---------------------------------------------------------
Total Assets:                                                         $ 52,459,226   $113,895,501   $ 55,586,852   $ 63,156,767

Liabilities:                                                                     0              0              0              0
                                                                      ---------------------------------------------------------
                                                                      $ 52,459,226   $113,895,501   $ 55,586,852   $ 63,156,767
                                                                      =========================================================
Net assets:

      Accumulation units                                              $ 50,552,296   $112,339,734   $ 53,427,882   $ 63,156,767

      Contracts in payout (annuitization) period                         1,906,930      1,555,767      2,158,970              0
                                                                      ---------------------------------------------------------
           Total net assets                                           $ 52,459,226   $113,895,501   $ 55,586,852   $ 63,156,767
                                                                      =========================================================
Accumulation units outstanding                                             913,033      3,732,955      1,832,114      5,084,597
                                                                      =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $ 51,034,319   $109,643,092   $ 54,143,611   $          -
      Accumulation units outstanding                                       888,085      3,592,749      1,784,257              -
      Unit value of accumulation units                                $      57.47   $      30.52   $      30.35   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $  1,424,907   $  4,252,409   $  1,443,241   $          -
      Accumulation units outstanding                                        24,948        140,206         47,857              -
      Unit value of accumulation units                                $      57.12   $      30.33   $      30.16   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $          -   $          -   $          -   $ 60,544,622
      Accumulation units outstanding                                             -              -              -      4,873,672
      Unit value of accumulation units                                $          -   $          -   $          -   $      12.42
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $          -   $          -   $          -   $  2,612,145
      Accumulation units outstanding                                             -              -              -        210,925
      Unit value of accumulation units                                $          -   $          -   $          -   $      12.38
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -

                                                                        Global                      Growth-       Growth
                                                                        Growth        Growth        Income      and Income
                                                                         Fund          Fund          Fund        Portfolio
                                                                      (Class 2)      (Class 2)     (Class 2)    (Class VC)
                                                                     ------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                         $          0  $          0  $          0  $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                    0             0             0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                    0             0             0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                    0             0             0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                    0             0             0             0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                    0             0             0             0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                           61,333,079   173,093,030   206,073,341             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                    0             0             0    74,869,034
                                                                     ------------------------------------------------------
Total Assets:                                                        $ 61,333,079  $173,093,030  $206,073,341  $ 74,869,034

Liabilities:                                                                    0             0             0             0
                                                                     ------------------------------------------------------
                                                                     $ 61,333,079  $173,093,030  $206,073,341  $ 74,869,034
                                                                     ======================================================
Net assets:

      Accumulation units                                             $ 61,333,079  $173,071,066  $206,065,704  $ 74,869,034

      Contracts in payout (annuitization) period                                0        21,964         7,637             0
                                                                     ------------------------------------------------------

           Total net assets                                          $ 61,333,079  $173,093,030  $206,073,341  $ 74,869,034
                                                                     ======================================================
Accumulation units outstanding                                          4,205,634    11,805,761    14,522,142     7,096,599
                                                                     ======================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                     $ 19,454,257  $ 50,882,445  $ 54,594,904  $ 20,035,435
      Accumulation units outstanding                                    1,333,341     3,469,056     3,845,451     1,897,911
      Unit value of accumulation units                               $      14.59  $      14.67  $      14.20  $      10.56
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                     $ 31,277,360  $ 95,759,227  $117,536,021  $ 46,167,842
      Accumulation units outstanding                                    2,143,699     6,528,755     8,278,965     4,373,549
      Unit value of accumulation units                               $      14.59  $      14.67  $      14.20  $      10.56
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                     $  2,023,668  $  4,627,903  $  5,928,750  $  1,093,043
      Accumulation units outstanding                                      138,696       315,522       417,599       103,542
      Unit value of accumulation units                               $      14.59  $      14.67  $      14.20  $      10.56
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                     $  3,699,634  $ 10,220,678  $ 12,464,077  $  2,146,905
      Accumulation units outstanding                                      254,227       698,642       880,667       204,693
      Unit value of accumulation units                               $      14.55  $      14.63  $      14.15  $      10.49
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                     $  3,061,265  $  7,182,524  $  8,461,014  $  2,469,383
      Accumulation units outstanding                                      210,581       491,231       598,035       235,120
      Unit value of accumulation units                               $      14.54  $      14.62  $      14.15  $      10.50
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                     $  1,151,724  $  3,027,871  $  5,072,376  $  2,618,991
      Accumulation units outstanding                                       79,226       207,087       358,531       249,363
      Unit value of accumulation units                               $      14.54  $      14.62  $      14.15  $      10.50
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                     $    665,171  $  1,392,382  $  2,016,199  $    337,435
      Accumulation units outstanding                                       45,864        95,468       142,894        32,421
      Unit value of accumulation units                               $      14.50  $      14.58  $      14.11  $      10.41

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       SCHEDULE OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (Continued)

                                                                     Mid Cap
                                                                      Value
                                                                    Portfolio
                                                                    (Class VC)
                                                                   -----------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                       $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                 0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                 0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                 0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                 0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                 0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                 0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                        39,325,869
                                                                   -----------
Total Assets:                                                      $39,325,869

Liabilities:                                                                 0
                                                                   -----------
                                                                   $39,325,869
                                                                   ===========
Net assets:

      Accumulation units                                           $39,286,560

      Contracts in payout (annuitization) period                        39,309
                                                                   -----------
           Total net assets                                        $39,325,869
                                                                   ===========
Accumulation units outstanding                                       3,755,083
                                                                   ===========

Contracts With Total Expenses of 1.30%:
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                   $37,530,587
      Accumulation units outstanding                                 3,582,951
      Unit value of accumulation units                             $     10.47
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                   $ 1,795,282
      Accumulation units outstanding                                   172,132
      Unit value of accumulation units                             $     10.43
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2003

                                                                                     Net Asset Value     Net Asset
                        Variable Accounts                                Shares         Per Share          Value           Cost
-----------------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
              Asset Allocation Portfolio (Class 1)                      29,613,282   $         13.72  $  406,341,547 $  406,943,563
              Capital Appreciation Portfolio (Class 1)                  30,107,707             30.29     911,917,258  1,134,762,604
              Government and Quality Bond Portfolio (Class 1)           30,835,125             15.21     469,029,141    458,357,235
              Growth Portfolio (Class 1)                                15,150,588             25.01     378,795,802    448,193,215
              Natural Resources Portfolio (Class 1)                      3,441,125             26.17      90,042,277     64,395,248
              Asset Allocation Portfolio (Class 2)                         927,717             13.71      12,717,893     11,580,714
              Capital Appreciation Portfolio (Class 2)                   3,329,752             30.18     100,495,406     86,667,071
              Government and Quality Bond Portfolio (Class 2)            8,407,129             15.20     127,810,283    129,258,945
              Growth Portfolio (Class 2)                                 2,353,859             24.99      58,824,652     51,212,713
              Natural Resources Portfolio (Class 2)                        480,107             26.14      12,549,472      9,241,985
              Asset Allocation Portfolio (Class 3)                         209,769             13.70       2,872,884      2,654,146
              Capital Appreciation Portfolio (Class 3)                   1,934,547             30.15      58,331,792     51,043,144
              Government and Quality Bond Portfolio (Class 3)            7,388,044             15.18     112,179,625    114,461,361
              Growth Portfolio (Class 3)                                 1,433,962             24.97      35,799,120     31,123,164
              Natural Resources Portfolio (Class 3)                        228,973             26.11       5,978,089      4,795,682

SUNAMERICA SERIES TRUST:
              Aggressive Growth Portfolio (Class 1)                     17,247,047   $          8.73  $  150,483,074 $  231,915,079
              Alliance Growth Portfolio (Class 1)                       50,789,691             17.54     890,904,857  1,337,032,832
              Blue Chip Growth Portfolio (Class 1)                       4,406,137              6.10      26,875,421     29,162,068
              Cash Management Portfolio (Class 1)                       16,569,562             10.67     176,856,444    180,806,579
              Corporate Bond Portfolio (Class 1)                        18,543,941             11.79     218,565,601    210,598,913
              Davis Venture Value Portfolio (Class 1)                   73,187,573             23.22   1,699,121,533  1,601,284,239
              "Dogs" of Wall Street Portfolio (Class 1)                  8,580,810             10.01      85,890,387     79,454,488
              Emerging Markets Portfolio (Class 1)                       8,780,063              9.34      82,029,038     65,228,897
              Federated American Leaders Portfolio (Class 1)            11,409,930             15.08     172,085,602    170,426,579
              Global Bond Portfolio (Class 1)                            8,484,121             11.29      95,804,408     93,152,936
              Global Equities Portfolio (Class 1)                       20,270,603             10.35     209,702,594    259,252,248
              Goldman Sachs Research Portfolio (Class 1)                 3,299,257              6.58      21,703,835     23,934,953
              Growth-Income Portfolio (Class 1)                         36,013,813             21.57     776,995,860    842,945,958
              Growth Opportunities Portfolio (Class 1)                   5,908,176              4.79      28,319,772     30,596,155
              High-Yield Bond Portfolio (Class 1)                       38,917,912              6.78     263,751,824    269,774,739
              International Diversified Equities Portfolio (Class 1)    22,911,501              6.88     157,610,826    178,511,535
              International Growth & Income Portfolio (Class 1)         19,265,370             10.02     193,131,037    187,170,793
              Marsico Growth Portfolio (Class 1)                         7,503,431              9.96      74,743,943     65,343,718
              MFS Massachusetts Investors Trust Portfolio (Class 1)     20,184,644             10.45     210,872,350    256,957,018
              MFS Mid-Cap Growth Portfolio (Class 1)                    20,292,453              7.95     161,264,715    250,082,864
              MFS Total Return Portfolio (Class 1)                      34,129,017             15.96     544,742,108    514,567,990
              Putnam Growth: Voyager Portfolio (Class )                 17,053,360             13.95     237,882,292    337,670,184
              Real Estate Portfolio (Class 1)                            8,121,565             15.07     122,416,709     91,581,996
              SunAmerica Balanced Portfolio (Class 1)                   15,620,353             13.31     207,974,333    257,069,194
              Technology Portfolio (Class 1)                            16,117,203              2.70      43,437,344     44,861,034
              Telecom Utility Portfolio (Class 1)                        5,061,340              7.87      39,854,376     52,816,809
              Worldwide High Income Portfolio (Class 1)                 10,280,895              7.48      76,886,755     90,508,428
              Aggressive Growth Portfolio (Class 2)                      1,353,478              8.71      11,789,546     10,827,703
              Alliance Growth Portfolio (Class 2)                        3,368,862             17.53      59,042,861     56,478,245
              Blue Chip Growth Portfolio (Class 2)                       1,930,551              6.10      11,770,970     10,776,592
              Cash Management Portfolio (Class 2)                        4,465,286             10.66      47,588,977     48,368,620
              Corporate Bond Portfolio (Class 2)                         3,984,922             11.77      46,911,728     45,209,495
              Davis Venture Value Portfolio (Class 2)                    6,537,192             23.19     151,609,252    127,787,095
              "Dogs" of Wall Street Portfolio (Class 2)                  1,720,835             10.00      17,206,833     15,148,650
              Emerging Markets Portfolio (Class 2)                         776,478              9.32       7,238,116      5,439,264
              Federated American Leaders Portfolio (Class 2)             1,207,622             15.06      18,192,720     16,104,145
              Foreign Value Portfolio (Class 2)                          2,177,994             12.58      27,397,014     22,691,916
              Global Bond Portfolio (Class 2)                            1,099,563             11.26      12,385,013     12,001,387
              Global Equities Portfolio (Class 2)                        1,176,264             10.31      12,131,779     10,882,690
              Goldman Sachs Research Portfolio (Class 2)                   857,677              6.55       5,620,344      4,900,192
              Growth-Income Portfolio (Class 2)                          1,907,119             21.56      41,110,089     38,034,284
              Growth Opportunities Portfolio (Class 2)                   1,333,942              4.77       6,367,640      5,684,942
              High-Yield Bond Portfolio (Class 2)                        5,615,170              6.77      38,009,272     34,932,101
              International Diversified Equities Portfolio (Class 2)     3,551,727              6.85      24,319,719     20,790,043
              International Growth & Income Portfolio (Class 2)          2,383,833             10.05      23,959,350     19,200,335
              Marsico Growth Portfolio (Class 2)                         4,003,788              9.93      39,773,101     34,056,198
              MFS Massachusetts Investors Trust Portfolio (Class 2)      2,390,970             10.45      24,977,766     23,012,771
              MFS Mid-Cap Growth Portfolio (Class 2)                     5,811,303              7.92      46,004,828     43,214,434
              MFS Total Return Portfolio (Class 2)                       8,678,873             15.97     138,569,295    129,762,705
              Putnam Growth: Voyager Portfolio (Class 2)                   777,476             13.93      10,831,524     10,179,443
              Real Estate Portfolio (Class 2)                            1,465,629             15.05      22,054,813     17,783,085
              Small & Mid Cap Value Portfolio (Class 2)                  1,527,831             13.81      21,094,074     17,170,364
              SunAmerica Balanced Portfolio (Class 2)                    1,629,555             13.30      21,674,122     21,007,214
              Technology Portfolio (Class 2)                             4,126,105              2.69      11,093,203      9,957,046
              Telecom Utility Portfolio (Class 2)                          294,079              7.87       2,314,354      2,376,908
              Worldwide High Income Portfolio (Class 2)                    809,290              7.46       6,035,724      5,713,966
              Aggressive Growth Portfolio (Class 3)                        321,893              8.70       2,800,069      2,576,688
              Alliance Growth Portfolio (Class 3)                        1,359,781             17.51      23,808,041     21,592,182
              Blue Chip Growth Portfolio (Class 3)                         567,871              6.09       3,458,941      3,123,571
              Cash Management Portfolio (Class 3)                        5,548,235             10.65      59,067,143     59,742,924
              Corporate Bond Portfolio (Class 3)                         2,299,334             11.76      27,041,585     26,848,083
              Davis Venture Value Portfolio (Class 3)                    3,256,563             23.17      75,447,791     64,381,741
              "Dogs" of Wall Street Portfolio (Class 3)                    594,805              9.99       5,941,636      5,295,290
              Emerging Markets Portfolio (Class 3)                         267,772              9.31       2,493,972      2,047,441
              Federated American Leaders Portfolio (Class 3)               514,647             15.05       7,744,918      6,873,417
              Foreign Value Portfolio (Class 3)                          4,117,841             12.58      51,821,309     44,286,012
              Global Bond Portfolio (Class 3)                              645,468             11.25       7,261,358      7,205,340
              Global Equities Portfolio (Class 3)                          270,257             10.30       2,782,623      2,525,934
              Goldman Sachs Research Portfolio (Class 3)                    28,585              6.54         187,086        170,141
              Growth-Income Portfolio (Class 3)                            429,642             21.53       9,251,442      8,191,191
              Growth Opportunities Portfolio (Class 3)                     395,982              4.77       1,887,938      1,716,528
              High-Yield Bond Portfolio (Class 3)                        3,873,174              6.76      26,197,749     24,772,761

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2003

                                                                                     Net Asset Value     Net Asset
                        Variable Accounts                                Shares         Per Share          Value           Cost
-----------------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST (continued):
              International Diversified Equities Portfolio (Class 3)     4,997,837   $          6.84   $  34,195,694  $  29,957,714
              International Growth & Income Portfolio (Class 3)          1,303,688             10.04      13,093,660     11,118,402
              Marsico Growth Portfolio (Class 3)                         1,244,802              9.92      12,352,523     11,025,165
              MFS Massachusetts Investors Trust Portfolio (Class 3)      1,429,468             10.44      14,918,833     13,398,885
              MFS Mid-Cap Growth Portfolio (Class 3)                     3,368,747              7.91      26,634,953     23,460,451
              MFS Total Return Portfolio (Class 3)                       3,221,099             15.97      51,426,805     48,399,195
              Putnam Growth: Voyager Portfolio (Class 3)                   170,438             13.92       2,371,873      2,143,658
              Real Estate Portfolio (Class 3)                              634,298             15.03       9,535,274      8,420,106
              Small & Mid Cap Value Portfolio (Class 3)                  2,508,779             13.80      34,616,193     29,605,100
              SunAmerica Balanced Portfolio (Class 3)                      422,582             13.29       5,614,623      5,329,946
              Technology Portfolio (Class 3)                             1,910,330              2.69       5,131,029      4,591,203
              Telecom Utility Portfolio (Class 3)                            5,678              7.86          44,646         42,669
              Worldwide High Income Portfolio (Class 3)                     60,865              7.45         453,299        450,541

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
              Comstock Portfolio                                        13,274,108   $         11.75   $ 155,970,767  $ 135,564,764
              Emerging Growth Portfolio                                  1,043,800             24.20      25,259,965     23,522,518
              Growth and Income Portfolio                                8,448,307             17.03     143,874,667    123,339,471

WM VARIABLE TRUST:
              Balanced Portfolio (Class 1)                               7,617,599   $         14.88   $ 113,349,873  $ 100,268,040
              Conservative Balanced Portfolio (Class 1)                    992,169             11.15      11,062,689      9,999,060
              Conservative Growth Portfolio (Class 1)                    4,011,949             15.32      61,463,053     53,219,510
              Equity Income Fund (Class 1)                               1,198,543             13.90      16,659,742     14,072,683
              Flexible Income Portfolio (Class 1)                        2,031,104             13.71      27,846,432     25,545,183
              Growth Fund (Class 1)                                        131,278             12.04       1,580,583      1,440,325
              Growth & Income Fund (Class 1)                               427,524             16.85       7,203,781      6,304,960
              Income Fund (Class 1)                                        893,985             11.18       9,994,752      9,645,581
              International Growth Fund (Class 1)                           16,201             11.38         184,369        153,570
              Mid Cap Stock Fund (Class 1)                                 216,148             14.63       3,162,251      2,660,228
              Money Market Fund (Class 1)                                4,437,070              1.00       4,437,070      4,437,070
              REIT Fund (Class 1)*                                              35             13.04             452            389
              Short Term Income Fund (Class 1)                           1,695,034              2.63       4,457,940      4,445,508
              Small Cap Stock Fund (Class 1)                               169,787              9.41       1,597,697      1,271,598
              Strategic Growth Portfolio (Class 1)                         833,413             16.46      13,717,984     11,768,756
              U.S. Government Securities Fund (Class 1)                  1,860,640             10.75      20,001,877     20,193,071
              West Coast Equity Fund (Class 1)                             589,062             18.14      10,685,593      8,502,389
              Balanced Portfolio (Class 2)                               5,209,078             14.82      77,198,534     69,222,138
              Conservative Balanced Portfolio (Class 2)                    612,119             11.11       6,800,644      6,270,226
              Conservative Growth Portfolio (Class 2)                    1,949,732             15.25      29,733,408     26,246,350
              Equity Income Fund (Class 2)                                 737,769             13.85      10,218,103      8,857,663
              Flexible Income Portfolio (Class 2)                        2,389,973             13.65      32,623,129     30,470,179
              Growth Fund (Class 2)                                        101,017             11.98       1,210,182      1,100,201
              Growth & Income Fund (Class 2)                               159,924             16.79       2,685,128      2,404,017
              Income Fund (Class 2)                                      1,889,598             11.12      21,031,226     20,434,443
              International Growth Fund (Class 2)                           14,245             11.34         161,536        137,590
              Mid Cap Stock Fund (Class 2)                                 103,838             14.58       1,513,958      1,305,576
              Money Market Fund (Class 2)                                3,070,680              1.00       3,070,680      3,070,680
              REIT Fund (Class 2)*                                              23             13.03             302            260
              Short Term Income Fund (Class 2)                           2,344,760              2.62       6,143,271      6,119,450
              Small Cap Stock Fund (Class 2)                               110,277              9.35       1,031,091        893,450
              Strategic Growth Portfolio (Class 2)                         466,556             16.42       7,660,858      6,769,674
              U.S. Government Securities Fund (Class 2)                  1,511,779             10.70      16,176,032     16,361,464
              West Coast Equity Fund (Class 2)                             286,039             18.08       5,171,578      4,287,893

NATIONS SEPARATE ACCOUNT TRUST (Class B):
              Nations Asset Allocation Portfolio                           135,390   $          9.48   $   1,283,500  $   1,187,498
              Nations Capital Growth Portfolio                             101,192              8.77         887,450        840,791
              Nations High Yield Bond Portfolio                          1,564,579             10.41      16,287,265     15,058,414
              Nations International Value Portfolio                        705,283             10.25       7,229,153      5,710,213
              Nations Marsico Focused Equities Portfolio                 1,539,701             15.16      23,341,858     20,106,129
              Nations Marsico Growth Portfolio                             215,522             14.73       3,174,634      2,811,696
              Nations Marsico 21st Century Portfolio                       108,322              8.50         920,735        748,130
              Nations Marsico International Opportunities Portfolio        168,371             13.56       2,283,113      1,925,892
              Nations MidCap Growth Portfolio                              285,426              7.10       2,026,521      1,877,995
              Nations Small Company Portfolio                              355,538              9.65       3,430,944      2,922,896
              Nations Value Portfolio                                      351,212             10.51       3,691,238      3,322,664

ANCHOR PATHWAY FUND (Class A):
              Asset Allocation Series                                    7,929,717   $         10.61   $  84,126,831  $  96,057,382
              Cash Management Series                                     2,311,464             10.25      23,692,911     24,524,090
              Growth Series                                             20,362,864             27.50     559,902,919    727,060,050
              Growth-Income Series                                      28,348,993             20.73     587,583,397    704,577,093
              High-Yield Bond Series                                     6,075,579              8.63      52,459,226     60,328,076
              International Series                                      13,699,462              8.31     113,895,501    149,751,130
              U.S. Government/AAA-Rated Securities Series                5,262,340             10.56      55,586,852     57,642,885

AMERICAN FUNDS INSURANCE SERIES (Class 2):
              Asset Allocation Fund                                      4,352,637   $         14.51   $  63,156,767  $  56,689,666
              Global Growth Fund                                         4,021,841             15.25      61,333,079     52,960,228
              Growth Fund                                                3,804,242             45.50     173,093,030    152,439,509
              Growth-Income Fund                                         6,155,118             33.48     206,073,341    178,142,627

LORD ABBETT SERIES FUND, INC. (Class VC):
              Growth and Income Portfolio                                3,053,386   $         24.52   $  74,869,034  $  63,229,173
              Mid Cap Value Portfolio                                    2,307,856             17.04      39,325,869     34,056,667

*Retained in Variable Separate Account by AIG SunAmerica Life Assurance Company

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003

                                                                     Government
                                           Asset        Capital          and                          Natural         Asset
                                        Allocation    Appreciation   Quality Bond      Growth        Resources      Allocation
                                         Portfolio     Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                         (Class 1)     (Class 1)      (Class 1)       (Class 1)      (Class 1)      (Class 2)
                                       ----------------------------------------------------------------------------------------
Investment income:
     Dividends                         $  13,575,591  $           0  $  21,686,383  $   1,847,588  $     501,364  $     371,193
                                       ----------------------------------------------------------------------------------------
         Total investment income          13,575,591              0     21,686,383      1,847,588        501,364        371,193
                                       ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge    (5,226,868)   (11,280,288)    (7,917,501)    (4,626,172)      (959,452)      (137,963)
     Distribution expense charge            (571,795)    (1,231,552)      (863,148)      (505,266)      (104,635)       (13,873)
                                       ----------------------------------------------------------------------------------------
         Total expenses                   (5,798,663)   (12,511,840)    (8,780,649)    (5,131,438)    (1,064,087)      (151,836)
                                       ----------------------------------------------------------------------------------------

Net investment income (loss)               7,776,928    (12,511,840)    12,905,734     (3,283,850)      (562,723)       219,357
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            60,778,913    142,039,507    220,086,659     53,000,855     20,467,120      1,801,471
     Cost of shares sold                 (68,333,308)  (216,612,156)  (210,135,973)   (76,475,940)   (19,728,511)    (1,644,965)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                 (7,554,395)   (74,572,649)     9,950,686    (23,475,085)       738,609        156,506
Realized gain distributions                        0              0      3,974,889              0        537,010              0
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses)               (7,554,395)   (74,572,649)    13,925,575    (23,475,085)     1,275,619        156,506
                                       ----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                 (73,933,055)  (526,904,526)    32,199,023   (180,095,751)    (1,093,895)      (389,181)
     End of period                          (602,016)  (222,845,346)    10,671,906    (69,397,413)    25,647,029      1,137,179
                                       ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments           73,331,039    304,059,180    (21,527,117)   110,698,338     26,740,924      1,526,360
                                       ----------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations               $  73,553,572  $ 216,974,691  $   5,304,192  $  83,939,403  $  27,453,820  $   1,902,223
                                       ========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                           Government
                                              Capital          and                         Natural       Asset         Capital
                                            Appreciation   Quality Bond       Growth      Resources    Allocation   Appreciation
                                             Portfolio      Portfolio       Portfolio     Portfolio    Portfolio      Portfolio
                                             (Class 2)      (Class 2)       (Class 2)     (Class 2)    (Class 3)      (Class 3)
                                            ------------------------------------------------------------------------------------
Investment income:
     Dividends                              $          0   $  5,182,000   $    186,949   $    53,913   $   57,927   $          0
                                            ------------------------------------------------------------------------------------
         Total investment income                       0      5,182,000        186,949        53,913       57,927              0
                                            ------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge        (1,084,524)    (1,752,136)      (594,137)     (121,334)     (18,573)      (349,438)
     Distribution expense charge                (113,867)      (183,664)       (62,599)      (12,641)      (1,796)       (36,624)
                                            ------------------------------------------------------------------------------------
         Total expenses                       (1,198,391)    (1,935,800)      (656,736)     (133,975)     (20,369)      (386,062)
                                            ------------------------------------------------------------------------------------

Net investment income (loss)                  (1,198,391)     3,246,200       (469,787)      (80,062)      37,558       (386,062)
                                            ------------------------------------------------------------------------------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold                 7,183,582     40,583,818      3,101,568     2,760,687      487,411      1,857,010
     Cost of shares sold                      (7,240,027)   (40,477,227)    (3,209,918)   (2,540,055)    (467,259)    (1,688,626)
                                            ------------------------------------------------------------------------------------

Net realized gains (losses) from
   securities transactions                       (56,445)       106,591       (108,350)      220,632       20,152        168,384
Realized gain distributions                            0        984,705              0        70,504            0              0
                                            ------------------------------------------------------------------------------------

Net realized gains (losses)                      (56,445)     1,091,296       (108,350)      291,136       20,152        168,384
                                            ------------------------------------------------------------------------------------

Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                      (8,090,380)     2,187,299     (4,102,903)     (105,996)        (232)       (74,900)
     End of period                            13,828,335     (1,448,662)     7,611,939     3,307,487      218,738      7,288,648
                                            ------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments               21,918,715     (3,635,961)    11,714,842     3,413,483      218,970      7,363,548
                                            ------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from operations                          $ 20,663,879   $    701,535   $ 11,136,705   $ 3,624,557   $  276,680   $  7,145,870
                                            ====================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                         Government
                                            and                         Natural       Aggressive      Alliance      Blue Chip
                                        Quality Bond      Growth       Resources        Growth         Growth        Growth
                                         Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                         (Class 3)      (Class 3)      (Class 3)      (Class 1)      (Class 1)      (Class 1)
                                       ----------------------------------------------------------------------------------------
Investment income:
     Dividends                         $   3,127,864  $      74,346  $      16,679  $           0  $   2,182,311  $      39,448
                                       ----------------------------------------------------------------------------------------
         Total investment income           3,127,864         74,346         16,679              0      2,182,311         39,448
                                       ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge      (820,249)      (216,991)       (31,446)    (1,852,709)   (11,969,698)      (295,259)
     Distribution expense charge             (85,384)       (22,659)        (3,245)      (202,347)    (1,307,946)       (32,027)
                                       ----------------------------------------------------------------------------------------
         Total expenses                     (905,633)      (239,650)       (34,691)    (2,055,056)   (13,277,644)      (327,286)
                                       ----------------------------------------------------------------------------------------

Net investment income (loss)               2,222,231       (165,304)       (18,012)    (2,055,056)   (11,095,333)      (287,838)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold             7,522,551      1,054,595        659,156     31,051,456    214,410,318      5,291,069
     Cost of shares sold                  (7,621,462)      (962,734)      (621,504)   (56,711,912)  (369,589,242)    (6,918,536)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (98,911)        91,861         37,652    (25,660,456)  (155,178,924)    (1,627,467)
Realized gain distributions                  598,130              0         22,610              0              0              0
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses)                  499,219         91,861         60,262    (25,660,456)  (155,178,924)    (1,627,467)
                                       ----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                      99,282         (4,153)         5,300   (140,041,163)  (797,188,671)    (8,835,384)
     End of period                        (2,281,736)     4,675,956      1,182,407    (81,432,005)  (446,127,975)    (2,286,647)
                                       ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments           (2,381,018)     4,680,109      1,177,107     58,609,158    351,060,696      6,548,737
                                       ----------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                      $     340,432  $   4,606,666  $   1,219,357  $  30,893,646  $ 184,786,439  $   4,633,432
                                       ========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                         Davis                                      Federated
                                            Cash        Corporate       Venture       "Dogs" of      Emerging        American
                                         Management        Bond          Value       Wall Street      Markets        Leaders
                                         Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                         (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                       ----------------------------------------------------------------------------------------
Investment income:
     Dividends                         $   4,523,777  $  12,950,181  $  12,822,915  $   2,102,191  $           0  $   2,425,282
                                       ----------------------------------------------------------------------------------------
         Total investment income           4,523,777     12,950,181     12,822,915      2,102,191              0      2,425,282
                                       ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge    (3,416,271)    (3,053,995)   (20,498,295)    (1,111,575)      (847,546)    (2,138,496)
     Distribution expense charge            (372,944)      (333,023)    (2,238,274)      (121,150)       (92,515)      (233,571)
                                       ----------------------------------------------------------------------------------------
         Total expenses                   (3,789,215)    (3,387,018)   (22,736,569)    (1,232,725)      (940,061)    (2,372,067)
                                       ----------------------------------------------------------------------------------------

Net investment income (loss)                 734,562      9,563,163     (9,913,654)       869,466       (940,061)        53,215
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold           333,808,337     47,770,390    212,604,021     25,866,449     23,972,770     38,092,944
     Cost of shares sold                (338,510,552)   (45,972,231)  (243,030,012)   (28,188,972)   (25,373,966)   (46,033,051)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                 (4,702,215)     1,798,159    (30,425,991)    (2,322,523)    (1,401,196)    (7,940,107)
Realized gain distributions                        0              0              0              0              0              0
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses)               (4,702,215)     1,798,159    (30,425,991)    (2,322,523)    (1,401,196)    (7,940,107)
                                       ----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  (5,858,352)    (2,192,997)  (354,237,851)    (7,760,137)   (11,412,078)   (41,721,636)
     End of period                        (3,950,135)     7,966,688     97,837,294      6,435,899     16,800,141      1,659,023
                                       ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments            1,908,217     10,159,685    452,075,145     14,196,036     28,212,219     43,380,659
                                       ----------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                      $  (2,059,436) $  21,521,007  $ 411,735,500  $  12,742,979  $  25,870,962  $  35,493,767
                                       ========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                        Goldman
                                           Global         Global         Sachs         Growth-         Growth      High-Yield
                                            Bond         Equities       Research        Income     Opportunities      Bond
                                         Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                         (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                       ----------------------------------------------------------------------------------------
Investment income:
     Dividends                         $           0  $     522,900  $           0  $   7,186,633  $           0  $  16,712,387
                                       ----------------------------------------------------------------------------------------
         Total investment income                   0        522,900              0      7,186,633              0     16,712,387
                                       ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge    (1,437,957)    (2,708,625)      (285,560)   (10,231,077)      (283,420)    (3,140,042)
     Distribution expense charge            (156,796)      (296,141)       (30,978)    (1,117,963)       (30,838)      (342,942)
                                       ----------------------------------------------------------------------------------------
         Total expenses                   (1,594,753)    (3,004,766)      (316,538)   (11,349,040)      (314,258)    (3,482,984)
                                       ----------------------------------------------------------------------------------------

Net investment income (loss)              (1,594,753)    (2,481,866)      (316,538)    (4,162,407)      (314,258)    13,229,403
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            24,901,643     43,998,463     10,197,511    158,114,223     10,156,772     96,515,032
     Cost of shares sold                 (24,394,704)   (64,545,201)   (13,572,347)  (199,789,409)   (13,037,945)  (108,849,641)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    506,939    (20,546,738)    (3,374,836)   (41,675,186)    (2,881,173)   (12,334,609)
Realized gain distributions                        0              0              0              0              0              0
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses)                  506,939    (20,546,738)    (3,374,836)   (41,675,186)    (2,881,173)   (12,334,609)
                                       ----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                    (592,565)  (115,831,982)   (10,003,636)  (269,155,715)   (10,731,629)   (63,882,869)
     End of period                         2,651,472    (49,549,654)    (2,231,118)   (65,950,098)    (2,276,383)    (6,022,915)
                                       ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments            3,244,037     66,282,328      7,772,518    203,205,617      8,455,246     57,859,954
                                       ----------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                      $   2,156,223  $  43,253,724  $   4,081,144  $ 157,368,024  $   5,259,815  $  58,754,748
                                       ========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                         MFS
                                       International  International                 Massachusetts       MFS
                                        Diversified       Growth        Marsico       Investors       Mid-Cap          MFS
                                          Equities       & Income        Growth         Trust          Growth     Total Return
                                         Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                         (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                       ----------------------------------------------------------------------------------------
Investment income:
     Dividends                         $   6,183,341  $   2,422,314  $           0  $   1,651,166  $           0  $  21,652,798
                                       ----------------------------------------------------------------------------------------
         Total investment income           6,183,341      2,422,314              0      1,651,166              0     21,652,798
                                       ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge    (1,819,095)    (2,277,139)      (781,272)    (2,709,257)    (1,772,557)    (6,913,361)
     Distribution expense charge            (198,819)      (248,454)       (84,672)      (295,596)      (192,559)      (752,088)
                                       ----------------------------------------------------------------------------------------
         Total expenses                   (2,017,914)    (2,525,593)      (865,944)    (3,004,853)    (1,965,116)    (7,665,449)
                                       ----------------------------------------------------------------------------------------

Net investment income (loss)               4,165,427       (103,279)      (865,944)    (1,353,687)    (1,965,116)    13,987,349
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            56,065,421     63,355,879      9,846,157     35,487,721     29,728,613     44,192,248
     Cost of shares sold                 (73,980,951)   (76,579,272)   (10,312,846)   (49,871,603)   (61,507,029)   (44,446,529)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                (17,915,530)   (13,223,393)      (466,689)   (14,383,882)   (31,778,416)      (254,281)
Realized gain distributions                        0              0              0              0              0              0
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses)              (17,915,530)   (13,223,393)      (466,689)   (14,383,882)   (31,778,416)      (254,281)
                                       ----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                 (70,752,273)   (59,040,860)    (5,874,592)   (98,836,251)  (159,943,349)   (27,841,298)
     End of period                       (20,900,709)     5,960,244      9,400,225    (46,084,668)   (88,818,149)    30,174,118
                                       ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments           49,851,564     65,001,104     15,274,817     52,751,583     71,125,200     58,015,416
                                       ----------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations               $  36,101,461  $  51,674,432  $  13,942,184  $  37,014,014  $  37,381,668  $  71,748,484
                                       ========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                          Putnam
                                          Growth:          Real       SunAmerica                      Telecom       Worldwide
                                          Voyager         Estate       Balanced       Technology      Utility      High Income
                                         Portfolio      Portfolio     Portfolio       Portfolio      Portfolio      Portfolio
                                         (Class 1)      (Class 1)     (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                       ----------------------------------------------------------------------------------------
Investment income:
     Dividends                         $     613,438  $   2,892,502  $   4,579,015  $           0  $   2,328,027  $   6,110,574
                                       ----------------------------------------------------------------------------------------
         Total investment income             613,438      2,892,502      4,579,015              0      2,328,027      6,110,574
                                       ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge    (3,253,610)    (1,412,191)    (2,814,656)      (387,018)      (542,627)    (1,037,184)
     Distribution expense charge            (355,623)      (154,304)      (307,495)       (42,072)       (59,267)      (113,430)
                                       ----------------------------------------------------------------------------------------
         Total expenses                   (3,609,233)    (1,566,495)    (3,122,151)      (429,090)      (601,894)    (1,150,614)
                                       ----------------------------------------------------------------------------------------

Net investment income (loss)              (2,995,795)     1,326,007      1,456,864       (429,090)     1,726,133      4,959,960
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            56,289,940     23,740,974     40,951,325     26,951,879     20,693,515     24,022,645
     Cost of shares sold                 (90,177,999)   (20,855,465)   (53,768,718)   (39,670,528)   (30,751,855)   (29,694,958)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                (33,888,059)     2,885,509    (12,817,393)   (12,718,649)   (10,058,340)    (5,672,313)
Realized gain distributions                        0              0              0              0              0              0
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses)              (33,888,059)     2,885,509    (12,817,393)   (12,718,649)   (10,058,340)    (5,672,313)
                                       ----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                (183,857,229)     3,189,117    (85,839,447)   (25,117,336)   (26,888,576)   (30,406,392)
     End of period                       (99,787,892)    30,834,713    (49,094,861)    (1,423,690)   (12,962,433)   (13,621,673)
                                       ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments           84,069,337     27,645,596     36,744,586     23,693,646     13,926,143     16,784,719
                                       ----------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations               $  47,185,483  $  31,857,112  $  25,384,057  $  10,545,907  $   5,593,936  $  16,072,366
                                       ========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                                 Davis
                                         Aggressive     Alliance     Blue Chip        Cash       Corporate      Venture
                                           Growth        Growth        Growth      Management       Bond         Value
                                         Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                         (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                        ----------------------------------------------------------------------------------
Investment income:
     Dividends                          $          0  $     57,158  $      2,959  $    959,464  $  2,576,826  $    902,775
                                        ----------------------------------------------------------------------------------
         Total investment income                   0        57,158         2,959       959,464     2,576,826       902,775
                                        ----------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge      (125,527)     (681,823)     (128,793)     (696,275)     (600,077)   (1,584,815)
     Distribution expense charge             (13,289)      (71,722)      (13,573)      (73,107)      (62,972)     (166,665)
                                        ----------------------------------------------------------------------------------
         Total expenses                     (138,816)     (753,545)     (142,366)     (769,382)     (663,049)   (1,751,480)
                                        ----------------------------------------------------------------------------------

Net investment income (loss)                (138,816)     (696,387)     (139,407)      190,082     1,913,777      (848,705)
                                        ----------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold             2,092,009     8,231,212     1,725,692    58,358,235    10,183,018    10,009,827
     Cost of shares sold                  (2,107,885)   (9,005,796)   (1,823,304)  (58,746,931)   (9,725,104)   (9,878,623)
                                        ----------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (15,876)     (774,584)      (97,612)     (388,696)      457,914       131,204
Realized gain distributions                        0             0             0             0             0             0
                                        ----------------------------------------------------------------------------------

Net realized gains (losses)                  (15,876)     (774,584)      (97,612)     (388,696)      457,914       131,204
                                        ----------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  (1,233,096)   (9,130,845)   (1,263,807)     (466,430)      176,253    (9,594,441)
     End of period                           961,843     2,564,616       994,378      (779,643)    1,702,233    23,822,157
                                        ----------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments            2,194,939    11,695,461     2,258,185      (313,213)    1,525,980    33,416,598
                                        ----------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $  2,040,247  $ 10,224,490  $  2,021,166  $   (511,827) $  3,897,671  $ 32,699,097
                                        ==================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                  Federated
                                        "Dogs" of    Emerging     American     Foreign       Global       Global
                                       Wall Street    Markets      Leaders       Value        Bond        Equities
                                        Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                        (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                       ----------------------------------------------------------------------------
Investment income:
     Dividends                         $   356,955  $         0  $   228,822  $    30,579  $         0  $    13,523
                                       ----------------------------------------------------------------------------
         Total investment income           356,955            0      228,822       30,579            0       13,523
                                       ----------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge    (182,486)     (65,465)    (227,993)    (167,866)    (155,190)    (145,494)
     Distribution expense charge           (19,003)      (6,828)     (23,696)     (17,962)     (16,314)     (15,290)
                                       ----------------------------------------------------------------------------
         Total expenses                   (201,489)     (72,293)    (251,689)    (185,828)    (171,504)    (160,784)
                                       ----------------------------------------------------------------------------

Net investment income (loss)               155,466      (72,293)     (22,867)    (155,249)    (171,504)    (147,261)
                                       ----------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold           3,508,882    1,633,026    4,751,409      667,794    3,152,817    1,896,085
     Cost of shares sold                (3,619,581)  (1,456,972)  (4,927,721)    (613,321)  (3,041,965)  (1,980,951)
                                       ----------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                 (110,699)     176,054     (176,312)      54,473      110,852      (84,866)
Realized gain distributions                      0            0            0      201,466            0            0
                                       ----------------------------------------------------------------------------

Net realized gains (losses)               (110,699)     176,054     (176,312)     255,939      110,852      (84,866)
                                       ----------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  (549,108)    (136,377)  (1,861,231)     (32,987)     147,447   (1,313,272)
     End of period                       2,058,183    1,798,852    2,088,575    4,705,098      383,626    1,249,089
                                       ----------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments          2,607,291    1,935,229    3,949,806    4,738,085      236,179    2,562,361
                                       ----------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations               $ 2,652,058  $ 2,038,990  $ 3,750,627  $ 4,838,775  $   175,527  $ 2,330,234
                                       ============================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                         Goldman                                                International  International
                                          Sachs        Growth-         Growth      High-Yield    Diversified      Growth
                                         Research       Income     Opportunities      Bond         Equities      & Income
                                        Portfolio     Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                        (Class 2)     (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                       --------------------------------------------------------------------------------------
Investment income:
     Dividends                         $          0  $    318,429  $           0  $  2,248,214  $     774,922  $      250,756
                                       --------------------------------------------------------------------------------------
         Total investment income                  0       318,429              0     2,248,214        774,922         250,756
                                       --------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge      (62,972)     (516,784)       (63,682)     (382,657)      (188,945)       (245,811)
     Distribution expense charge             (6,614)      (53,987)        (6,710)      (39,969)       (19,963)        (25,816)
                                       --------------------------------------------------------------------------------------
         Total expenses                     (69,586)     (570,771)       (70,392)     (422,626)      (208,908)       (271,627)
                                       --------------------------------------------------------------------------------------

Net investment income (loss)                (69,586)     (252,342)       (70,392)    1,825,588        566,014         (20,871)
                                       --------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold              798,927     7,532,367      1,543,841    14,108,334      7,914,518       9,268,261
     Cost of shares sold                   (788,813)   (7,903,369)    (1,490,454)  (13,669,698)    (7,920,043)     (8,974,481)
                                       --------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    10,114      (371,002)        53,387       438,636         (5,525)        293,780
Realized gain distributions                       0             0              0             0              0               0
                                       --------------------------------------------------------------------------------------

Net realized gains (losses)                  10,114      (371,002)        53,387       438,636         (5,525)        293,780
                                       --------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                   (314,961)   (5,269,184)      (522,814)   (1,463,791)      (472,115)       (902,019)
     End of period                          720,152     3,075,805        682,698     3,077,171      3,529,676       4,759,015
                                       --------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments           1,035,113     8,344,989      1,205,512     4,540,962      4,001,791       5,661,034
                                       --------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations               $    975,641  $  7,721,645  $   1,188,507  $  6,805,186  $   4,562,280  $    5,933,943
                                       ======================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                          MFS
                                                     Massachusetts      MFS                       Putnam
                                         Marsico       Investors       Mid-Cap     MFS Total      Growth:         Real
                                          Growth         Trust         Growth        Return       Voyager        Estate
                                        Portfolio      Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                        (Class 2)      (Class 2)     (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                       -----------------------------------------------------------------------------------
Investment income:
     Dividends                         $          0  $     147,733  $          0  $  5,037,522  $     12,443  $    473,316
                                       -----------------------------------------------------------------------------------
         Total investment income                  0        147,733             0     5,037,522        12,443       473,316
                                       -----------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge     (399,727)      (273,056)     (468,524)   (1,628,320)     (143,249)     (231,445)
     Distribution expense charge            (42,168)       (28,642)      (49,111)     (170,950)      (15,141)      (24,053)
                                       -----------------------------------------------------------------------------------
         Total expenses                    (441,895)      (301,698)     (517,635)   (1,799,270)     (158,390)     (255,498)
                                       -----------------------------------------------------------------------------------

Net investment income (loss)               (441,895)      (153,965)     (517,635)    3,238,252      (145,947)      217,818
                                       -----------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            3,899,979      2,889,135     5,913,294    11,395,619     2,836,447     5,118,295
     Cost of shares sold                 (3,738,033)    (3,015,951)   (6,541,604)  (11,283,683)   (2,946,315)   (4,577,411)
                                       -----------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                   161,946       (126,816)     (628,310)      111,936      (109,868)      540,884
Realized gain distributions                       0              0             0             0             0             0
                                       -----------------------------------------------------------------------------------

Net realized gains (losses)                 161,946       (126,816)     (628,310)      111,936      (109,868)      540,884
                                       -----------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                 (1,676,844)    (2,108,558)   (8,109,872)   (4,615,673)   (1,655,199)      (10,871)
     End of period                        5,716,903      1,964,995     2,790,394     8,806,590       652,081     4,271,728
                                       -----------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments           7,393,747      4,073,553    10,900,266    13,422,263     2,307,280     4,282,599
                                       -----------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations               $  7,113,798  $   3,792,772  $  9,754,321  $ 16,772,451  $  2,051,465  $  5,041,301
                                       ===================================================================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                              Small & Mid     SunAmerica
                                                               Cap Value       Balanced       Technology
                                                               Portfolio       Portfolio       Portfolio
                                                               (Class 2)       (Class 2)       (Class 2)
                                                              ------------------------------------------
Investment income:
       Dividends                                              $     7,150     $   414,879     $         0
                                                              -------------------------------------------
           Total investment income                                  7,150         414,879               0
                                                              -------------------------------------------

Expenses:
       Mortality and expense risk charge                         (141,174)       (257,117)        (94,675)
       Distribution expense charge                                (15,022)        (26,923)         (9,893)
                                                              -------------------------------------------
           Total expenses                                        (156,196)       (284,040)       (104,568)
                                                              -------------------------------------------

Net investment income (loss)                                     (149,046)        130,839        (104,568)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  601,129       3,672,354       2,472,569
       Cost of shares sold                                       (518,805)     (3,864,096)     (2,527,720)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions           82,324        (191,742)        (55,151)
Realized gain distributions                                       102,359               0               0
                                                              -------------------------------------------

Net realized gains (losses)                                       184,683        (191,742)        (55,151)
                                                              -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        100,371      (1,712,673)     (1,409,032)
       End of period                                            3,923,710         666,908       1,136,157
                                                              -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               3,823,339       2,379,581       2,545,189
                                                              -------------------------------------------

Increase (decrease) in net assets from operations             $ 3,858,976     $ 2,318,678     $ 2,385,470
                                                              ===========================================

                                                                Telecom        Worldwide      Aggressive
                                                                Utility       High Income       Growth
                                                               Portfolio       Portfolio       Portfolio
                                                               (Class 2)       (Class 2)       (Class 3)
                                                              -------------------------------------------
Investment income:
       Dividends                                              $   124,040     $   420,627     $         0
                                                              -------------------------------------------
           Total investment income                                124,040         420,627               0
                                                              -------------------------------------------

Expenses:
       Mortality and expense risk charge                          (30,431)        (71,041)        (14,814)
       Distribution expense charge                                 (3,180)         (7,576)         (1,550)
                                                              -------------------------------------------
           Total expenses                                         (33,611)        (78,617)        (16,364)
                                                              -------------------------------------------

Net investment income (loss)                                       90,429         342,010         (16,364)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                1,110,657       3,805,967         229,206
       Cost of shares sold                                     (1,213,821)     (3,509,810)       (216,678)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions         (103,164)        296,157          12,528
Realized gain distributions                                             0               0               0
                                                              -------------------------------------------

Net realized gains (losses)                                      (103,164)        296,157          12,528
                                                              -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       (378,267)       (120,912)         (2,452)
       End of period                                              (62,554)        321,758         223,381
                                                              -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 315,713         442,670         225,833
                                                              -------------------------------------------

Increase (decrease) in net assets from operations             $   302,978     $ 1,080,837     $   221,997
                                                              ===========================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                Alliance          Blue Chip           Cash
                                                                 Growth            Growth           Management
                                                                Portfolio         Portfolio         Portfolio
                                                                (Class 3)          (Class 3)        (Class 3)
                                                              --------------------------------------------------
Investment income:
       Dividends                                              $      12,366     $           0     $   1,048,185
                                                              -------------------------------------------------
           Total investment income                                   12,366                 0         1,048,185
                                                              -------------------------------------------------

Expenses:
       Mortality and expense risk charge                           (145,083)          (20,827)         (521,184)
       Distribution expense charge                                  (15,112)           (2,195)          (53,628)
                                                              -------------------------------------------------
           Total expenses                                          (160,195)          (23,022)         (574,812)
                                                              -------------------------------------------------

Net investment income (loss)                                       (147,829)          (23,022)          473,373
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                    834,224           578,538       142,426,431
       Cost of shares sold                                         (790,165)         (549,153)     (142,665,197)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions             44,059            29,385          (238,766)
Realized gain distributions                                               0                 0                 0
                                                              -------------------------------------------------

Net realized gains (losses)                                          44,059            29,385          (238,766)
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          (65,412)           (7,288)            3,761
       End of period                                              2,215,859           335,370          (675,781)
                                                              -------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 2,281,271           342,658          (679,542)
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $   2,177,501     $     349,021     $    (444,935)
                                                              =================================================

                                                                                   Davis
                                                                Corporate         Venture           "Dogs" of
                                                                  Bond             Value           Wall Street
                                                                Portfolio         Portfolio         Portfolio
                                                                (Class 3)         (Class 3)         (Class 3)
                                                              -------------------------------------------------
Investment income:
       Dividends                                              $   1,104,208     $     340,028     $     105,500
                                                              -------------------------------------------------
           Total investment income                                1,104,208           340,028           105,500
                                                              -------------------------------------------------

Expenses:
       Mortality and expense risk charge                           (174,894)         (447,461)          (36,270)
       Distribution expense charge                                  (18,252)          (46,588)           (3,771)
                                                              -------------------------------------------------
           Total expenses                                          (193,146)         (494,049)          (40,041)
                                                              -------------------------------------------------

Net investment income (loss)                                        911,062          (154,021)           65,459
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  2,900,266         1,633,162           571,740
       Cost of shares sold                                       (2,870,551)       (1,466,797)         (551,001)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions             29,715           166,365            20,739
Realized gain distributions                                               0                 0                 0
                                                              -------------------------------------------------

Net realized gains (losses)                                          29,715           166,365            20,739
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                           42,857            29,783              (958)
       End of period                                                193,502        11,066,050           646,346
                                                              -------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   150,645        11,036,267           647,304
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $   1,091,422     $  11,048,611     $     733,502
                                                              =================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                                Federated
                                                               Emerging          American         Foreign
                                                                Markets          Leaders           Value
                                                               Portfolio        Portfolio        Portfolio
                                                               (Class 3)        (Class 3)        (Class 3)
                                                              -----------------------------------------------
Investment income:
       Dividends                                              $          0     $     61,618     $     13,406
                                                              ----------------------------------------------
           Total investment income                                       0           61,618           13,406
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                           (18,033)         (42,483)        (273,766)
       Distribution expense charge                                  (1,871)          (4,443)         (28,479)
                                                              ----------------------------------------------
           Total expenses                                          (19,904)         (46,926)        (302,245)
                                                              ----------------------------------------------

Net investment income (loss)                                       (19,904)          14,692         (288,839)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                16,581,711          683,887        6,420,818
       Cost of shares sold                                     (16,302,872)        (651,065)      (6,064,322)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions           278,839           32,822          356,496
Realized gain distributions                                              0                0          363,512
                                                              ----------------------------------------------

Net realized gains (losses)                                        278,839           32,822          720,008
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          (1,150)         (19,258)          (6,558)
       End of period                                               446,531          871,501        7,535,297
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  447,681          890,759        7,541,855
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $    706,616     $    938,273     $  7,973,024
                                                              ==============================================

                                                                                                  Goldman
                                                                Global            Global           Sachs
                                                                 Bond            Equities         Research
                                                               Portfolio        Portfolio        Portfolio
                                                               (Class 3)        (Class 3)        (Class 3)
                                                              ----------------------------------------------
Investment income:
       Dividends                                              $          0     $      1,649    $           0
                                                              ----------------------------------------------
           Total investment income                                       0            1,649                0
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                           (53,077)         (16,193)          (1,131)
       Distribution expense charge                                  (5,571)          (1,669)            (111)
                                                              ----------------------------------------------
           Total expenses                                          (58,648)         (17,862)          (1,242)
                                                              ----------------------------------------------

Net investment income (loss)                                       (58,648)         (16,213)          (1,242)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 2,004,226        1,958,455           84,281
       Cost of shares sold                                      (1,988,808)      (1,894,427)         (81,814)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions            15,418           64,028            2,467
Realized gain distributions                                              0                0                0
                                                              ----------------------------------------------

Net realized gains (losses)                                         15,418           64,028            2,467
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                           3,781           (4,530)            (692)
       End of period                                                56,018          256,689           16,945
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   52,237          261,219           17,637
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $      9,007     $    309,034     $     18,862
                                                              ==============================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)


                                                                Growth-           Growth         High-Yield
                                                                 Income        Opportunities        Bond
                                                               Portfolio        Portfolio        Portfolio
                                                               (Class 3)        (Class 3)        (Class 3)
                                                              -----------------------------------------------
Investment income:
       Dividends                                              $     57,637     $          0     $  1,346,487
                                                              ----------------------------------------------
           Total investment income                                  57,637                0        1,346,487
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                           (74,356)         (10,988)        (223,108)
       Distribution expense charge                                  (7,765)          (1,153)         (22,969)
                                                              ----------------------------------------------
           Total expenses                                          (82,121)         (12,141)        (246,077)
                                                              ----------------------------------------------

Net investment income (loss)                                       (24,484)         (12,141)       1,100,410
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 1,367,899          379,167       43,664,934
       Cost of shares sold                                      (1,270,968)        (352,441)     (42,115,136)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions            96,931           26,726        1,549,798
Realized gain distributions                                              0                0                0
                                                              ----------------------------------------------

Net realized gains (losses)                                         96,931           26,726        1,549,798
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                         (53,830)          (9,002)          14,102
       End of period                                             1,060,251          171,410        1,424,988
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                1,114,081          180,412        1,410,886
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $  1,186,528     $    194,997     $  4,061,094
                                                              ==============================================

                                                              International    International
                                                               Diversified        Growth          Marsico
                                                                 Equities        & Income          Growth
                                                                Portfolio        Portfolio       Portfolio
                                                                (Class 3)        (Class 3)       (Class 3)
                                                              ----------------------------------------------
Investment income:
       Dividends                                              $    971,248     $    115,984     $          0
                                                              ----------------------------------------------
           Total investment income                                 971,248          115,984                0
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                          (186,726)         (93,677)         (72,142)
       Distribution expense charge                                 (19,253)          (9,726)          (7,569)
                                                              ----------------------------------------------
           Total expenses                                         (205,979)        (103,403)         (79,711)
                                                              ----------------------------------------------

Net investment income (loss)                                       765,269           12,581          (79,711)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                27,362,473       40,389,403          566,774
       Cost of shares sold                                     (26,814,085)     (39,437,165)        (533,131)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions           548,388          952,238           33,643
Realized gain distributions                                              0                0                0
                                                              ----------------------------------------------

Net realized gains (losses)                                        548,388          952,238           33,643
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          20,611           (8,950)         (31,377)
       End of period                                             4,237,980        1,975,258        1,327,358
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                4,217,369        1,984,208        1,358,735
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $  5,531,026     $  2,949,027     $  1,312,667
                                                              ==============================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                  MFS
                                                             Massachusetts        MFS
                                                               Investors        Mid-Cap        MFS Total
                                                                 Trust          Growth          Return
                                                               Portfolio       Portfolio       Portfolio
                                                               (Class 3)       (Class 3)       (Class 3)
                                                             ---------------------------------------------
Investment income:
       Dividends                                              $    70,224     $         0     $ 1,606,683
                                                              -------------------------------------------
           Total investment income                                 70,224               0       1,606,683
                                                              -------------------------------------------

Expenses:
       Mortality and expense risk charge                          (90,494)       (158,617)       (351,220)
       Distribution expense charge                                 (9,391)        (16,434)        (36,601)
                                                              -------------------------------------------
           Total expenses                                         (99,885)       (175,051)       (387,821)
                                                              -------------------------------------------

Net investment income (loss)                                      (29,661)       (175,051)      1,218,862
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  497,203       3,074,658       2,485,738
       Cost of shares sold                                       (466,065)     (2,834,132)     (2,389,420)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions           31,138         240,526          96,318
Realized gain distributions                                             0               0               0
                                                              -------------------------------------------

Net realized gains (losses)                                        31,138         240,526          96,318
                                                              -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                            278          (4,693)         (4,021)
       End of period                                            1,519,948       3,174,502       3,027,610
                                                              -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               1,519,670       3,179,195       3,031,631
                                                              -------------------------------------------

Increase (decrease) in net assets from operations             $ 1,521,147     $ 3,244,670     $ 4,346,811
                                                              ===========================================


                                                               Putnam
                                                               Growth:          Real         Small & Mid
                                                               Voyager         Estate         Cap Value
                                                              Portfolio       Portfolio       Portfolio
                                                              (Class 3)       (Class 3)       (Class 3)
                                                             -------------------------------------------
Investment income:
       Dividends                                             $     1,487     $   148,020     $     2,155
                                                             -------------------------------------------
           Total investment income                                 1,487         148,020           2,155
                                                             -------------------------------------------

Expenses:
       Mortality and expense risk charge                         (17,043)        (53,266)       (178,972)
       Distribution expense charge                                (1,796)         (5,510)        (18,603)
                                                             -------------------------------------------
           Total expenses                                        (18,839)        (58,776)       (197,575)
                                                             -------------------------------------------

Net investment income (loss)                                     (17,352)         89,244        (195,420)
                                                             -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 416,821       2,780,379       1,355,431
       Cost of shares sold                                      (396,816)     (2,694,934)     (1,217,697)
                                                             -------------------------------------------

Net realized gains (losses) from securities transactions          20,005          85,445         137,734
Realized gain distributions                                            0               0         164,772
                                                             -------------------------------------------

Net realized gains (losses)                                       20,005          85,445         302,506
                                                             -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       (22,516)         11,846          49,142
       End of period                                             228,215       1,115,168       5,011,093
                                                             -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                250,731       1,103,322       4,961,951
                                                             -------------------------------------------

Increase (decrease) in net assets from operations            $   253,384     $ 1,278,011     $ 5,069,037
                                                             ===========================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                               SunAmerica                         Telecom
                                                                Balanced        Technology        Utility
                                                               Portfolio        Portfolio        Portfolio
                                                               (Class 3)        (Class 3)        (Class 3)
                                                              -----------------------------------------------
Investment income:
       Dividends                                              $     77,915     $          0     $      3,095
                                                              ----------------------------------------------
           Total investment income                                  77,915                0            3,095
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                           (31,871)         (29,759)            (411)
       Distribution expense charge                                  (3,240)          (3,124)             (41)
                                                              ----------------------------------------------
           Total expenses                                          (35,111)         (32,883)            (452)
                                                              ----------------------------------------------

Net investment income (loss)                                        42,804          (32,883)           2,643
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                   399,056        1,916,696           19,790
       Cost of shares sold                                        (385,066)      (1,747,229)         (18,925)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions            13,990          169,467              865
Realized gain distributions                                              0                0                0
                                                              ----------------------------------------------

Net realized gains (losses)                                         13,990          169,467              865
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          (4,852)         (23,365)              18
       End of period                                               284,677          539,826            1,977
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  289,529          563,191            1,959
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $    346,323     $    699,775     $      5,467
                                                              ==============================================

                                                               Worldwide                          Emerging
                                                              High Income        Comstock          Growth
                                                               Portfolio        Portfolio        Portfolio
                                                               (Class 3)        (Class II)       (Class II)
                                                              ----------------------------------------------
Investment income:
       Dividends                                              $     39,053     $    689,354     $          0
                                                              ----------------------------------------------
           Total investment income                                  39,053          689,354                0
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                            (2,849)      (1,437,674)        (246,082)
       Distribution expense charge                                    (291)        (153,471)         (26,133)
                                                              ----------------------------------------------
           Total expenses                                           (3,140)      (1,591,145)        (272,215)
                                                              ----------------------------------------------

Net investment income (loss)                                        35,913         (901,791)        (272,215)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                   647,682       10,694,437        5,024,992
       Cost of shares sold                                        (653,980)     (10,760,007)      (5,188,139)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions            (6,298)         (65,570)        (163,147)
Realized gain distributions                                              0                0                0
                                                              ----------------------------------------------

Net realized gains (losses)                                         (6,298)         (65,570)        (163,147)
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                              14       (9,044,246)      (2,538,560)
       End of period                                                 2,758       20,406,003        1,737,447
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    2,744       29,450,249        4,276,007
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $     32,359     $ 28,482,888     $  3,840,645
                                                              ==============================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                               Growth and                       Conservative
                                                                 Income          Balanced         Balanced
                                                               Portfolio        Portfolio        Portfolio
                                                               (Class II)       (Class 1)        (Class 1)
                                                              -----------------------------------------------
Investment income:
       Dividends                                              $    491,852     $  1,964,162     $    162,704
                                                              ----------------------------------------------
           Total investment income                                 491,852        1,964,162          162,704
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                        (1,226,378)      (1,132,898)        (105,096)
       Distribution expense charge                                (131,264)        (122,513)         (11,553)
                                                              ----------------------------------------------
           Total expenses                                       (1,357,642)      (1,255,411)        (116,649)
                                                              ----------------------------------------------

Net investment income (loss)                                      (865,790)         708,751           46,055
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                11,940,008        8,930,070          488,207
       Cost of shares sold                                     (12,094,622)      (8,752,989)        (463,963)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions          (154,614)         177,081           24,244
Realized gain distributions                                              0                0                0
                                                              ----------------------------------------------

Net realized gains (losses)                                       (154,614)         177,081           24,244
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                      (4,197,574)      (2,553,246)         (23,013)
       End of period                                            20,535,196       13,081,833        1,063,629
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               24,732,770       15,635,079        1,086,642
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $ 23,712,366     $ 16,520,911     $  1,156,941
                                                              ==============================================

                                                              Conservative
                                                                 Growth        Equity Income    Flexible Income
                                                               Portfolio            Fund           Portfolio
                                                               (Class 1)        (Class 1)          (Class 1)
                                                              -------------------------------------------------
Investment income:
       Dividends                                              $    953,960     $    328,466     $    513,915
                                                              ----------------------------------------------
           Total investment income                                 953,960          328,466          513,915
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                          (617,367)        (170,809)        (280,062)
       Distribution expense charge                                 (66,505)         (18,969)         (30,694)
                                                              ----------------------------------------------
           Total expenses                                         (683,872)        (189,778)        (310,756)
                                                              ----------------------------------------------

Net investment income (loss)                                       270,088          138,688          203,159
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 5,254,005        1,705,596        3,092,912
       Cost of shares sold                                      (5,232,552)      (1,733,422)      (2,965,864)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions            21,453          (27,826)         127,048
Realized gain distributions                                              0           59,627                0
                                                              ----------------------------------------------

Net realized gains (losses)                                         21,453           31,801          127,048
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                      (2,765,150)        (632,167)         307,765
       End of period                                             8,243,543        2,587,059        2,301,249
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               11,008,693        3,219,226        1,993,484
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $ 11,300,234     $  3,389,715     $  2,323,691
                                                              ==============================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)


                                                                Growth      Growth & Income     Income
                                                                 Fund             Fund           Fund
                                                               (Class 1)       (Class 1)       (Class 1)
                                                              --------------------------------------------
Investment income:
       Dividends                                              $         0     $    67,110     $   535,678
                                                              -------------------------------------------
           Total investment income                                      0          67,110         535,678
                                                              -------------------------------------------

Expenses:
       Mortality and expense risk charge                          (16,592)        (73,163)       (114,293)
       Distribution expense charge                                 (1,834)         (7,937)        (12,750)
                                                              -------------------------------------------
           Total expenses                                         (18,426)        (81,100)       (127,043)
                                                              -------------------------------------------

Net investment income (loss)                                      (18,426)        (13,990)        408,635
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  152,010         633,612       2,921,152
       Cost of shares sold                                       (170,149)       (681,423)     (2,886,542)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions          (18,139)        (47,811)         34,610
Realized gain distributions                                             0               0               0
                                                              -------------------------------------------

Net realized gains (losses)                                       (18,139)        (47,811)         34,610
                                                              -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       (200,204)       (456,501)        197,665
       End of period                                              140,258         898,821         349,171
                                                              -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 340,462       1,355,322         151,506
                                                              -------------------------------------------

Increase (decrease) in net assets from operations             $   303,897     $ 1,293,521     $   594,751
                                                              ===========================================

                                                              International      Mid Cap          Money
                                                                 Growth           Stock          Market
                                                                  Fund            Fund            Fund
                                                                (Class 1)       (Class 1)       (Class 1)
                                                              --------------------------------------------
Investment income:
       Dividends                                               $     1,570     $     7,230     $    30,484
                                                              --------------------------------------------
           Total investment income                                   1,570           7,230          30,484
                                                              --------------------------------------------

Expenses:
       Mortality and expense risk charge                            (1,663)        (31,216)        (61,171)
       Distribution expense charge                                    (178)         (3,423)         (7,044)
                                                              --------------------------------------------
           Total expenses                                           (1,841)        (34,639)        (68,215)
                                                              --------------------------------------------

Net investment income (loss)                                          (271)        (27,409)        (37,731)
                                                              --------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                    25,709         328,632       4,555,077
       Cost of shares sold                                         (26,247)       (304,280)     (4,555,077)
                                                              --------------------------------------------

Net realized gains (losses) from securities transactions              (538)         24,352               0
Realized gain distributions                                              0               0               0
                                                              --------------------------------------------

Net realized gains (losses)                                           (538)         24,352               0
                                                              --------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          (8,589)        (89,301)              0
       End of period                                                30,799         502,023               0
                                                              --------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   39,388         591,324               0
                                                              --------------------------------------------

Increase (decrease) in net assets from operations              $    38,579     $   588,267     $   (37,731)
                                                              ============================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                              Short Term         Small
                                                                 REIT           Income         Cap Stock
                                                                 Fund            Fund            Fund
                                                             (Class 1) (1)     (Class 1)       (Class 1)
                                                             ---------------------------------------------
Investment income:
       Dividends                                              $         0     $   221,156     $         0
                                                              -------------------------------------------
           Total investment income                                      0         221,156               0
                                                              -------------------------------------------

Expenses:
       Mortality and expense risk charge                             (134)        (47,809)        (11,942)
       Distribution expense charge                                    (16)         (5,303)         (1,310)
                                                              -------------------------------------------
           Total expenses                                            (150)        (53,112)        (13,252)
                                                              -------------------------------------------

Net investment income (loss)                                         (150)        168,044         (13,252)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                   40,556       1,689,526         130,779
       Cost of shares sold                                        (36,708)     (1,703,579)       (128,268)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions            3,848         (14,053)          2,511
Realized gain distributions                                             0               0               0
                                                              -------------------------------------------

Net realized gains (losses)                                         3,848         (14,053)          2,511
                                                              -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                              0          46,800        (162,723)
       End of period                                                   63          12,432         326,099
                                                              -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                      63         (34,368)        488,822
                                                              -------------------------------------------

Increase (decrease) in net assets from operations             $     3,761     $   119,623     $   478,081
                                                              ===========================================

                                                              Strategic         U.S.         West Coast
                                                               Growth        Government        Equity
                                                              Portfolio    Securities Fund      Fund
                                                              (Class 1)       (Class 1)       (Class 1)
                                                             -------------------------------------------
Investment income:
       Dividends                                             $   134,866     $ 1,006,611     $    21,083
                                                             -------------------------------------------
           Total investment income                               134,866       1,006,611          21,083
                                                             -------------------------------------------

Expenses:
       Mortality and expense risk charge                        (131,613)       (257,954)       (101,654)
       Distribution expense charge                               (14,200)        (29,015)        (11,245)
                                                             -------------------------------------------
           Total expenses                                       (145,813)       (286,969)       (112,899)
                                                             -------------------------------------------

Net investment income (loss)                                     (10,947)        719,642         (91,816)
                                                             -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                               1,368,173       6,059,483         969,256
       Cost of shares sold                                    (1,387,976)     (6,151,274)       (934,441)
                                                             -------------------------------------------

Net realized gains (losses) from securities transactions         (19,803)        (91,791)         34,815
Realized gain distributions                                            0               0               0
                                                             -------------------------------------------

Net realized gains (losses)                                      (19,803)        (91,791)         34,815
                                                             -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                      (837,747)        345,852        (630,341)
       End of period                                           1,949,228        (191,194)      2,183,204
                                                             -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                              2,786,975        (537,046)      2,813,545
                                                             -------------------------------------------

Increase (decrease) in net assets from operations            $ 2,756,225     $    90,805     $ 2,756,544
                                                             ===========================================

(1) For the period from October 1, 2003 (inception) to December 31, 2003.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                            Conservative   Conservative
                                                               Balanced       Balanced        Growth
                                                              Portfolio       Portfolio      Portfolio
                                                              (Class 2)       (Class 2)      (Class 2)
-------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $ 1,037,724    $    69,977    $   397,753
                                                             -----------------------------------------
      Total investment income                                  1,037,724         69,977        397,753
                                                             -----------------------------------------
Expenses:
   Mortality and expense risk charge                            (717,616)       (56,919)      (300,222)
   Distribution expense charge                                   (72,465)        (5,737)       (29,633)
                                                             -----------------------------------------
      Total expenses                                            (790,081)       (62,656)      (329,855)
                                                             -----------------------------------------
Net investment income (loss)                                     247,643          7,321         67,898
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                   4,756,178        451,175      3,233,886
   Cost of shares sold                                        (4,620,301)      (426,885)    (3,148,152)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions         135,877         24,290         85,734
Realized gain distributions                                            0              0              0
                                                             -----------------------------------------
Net realized gains (losses)                                      135,877         24,290         85,734
                                                             -----------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        (1,404,784)          (709)    (1,324,462)
   End of period                                               7,976,396        530,418      3,487,058
                                                             -----------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                               9,381,180        531,127      4,811,520
                                                             -----------------------------------------
Increase (decrease) in net assets from operations            $ 9,764,700    $   562,738    $ 4,965,152
                                                             =========================================

                                                             Equity Income   Flexible Income     Growth
                                                                  Fund          Portfolio         Fund
                                                               (Class 2)        (Class 2)       (Class 2)
-----------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                  $   164,781      $   414,233     $         0
                                                              --------------------------------------------
      Total investment income                                     164,781          414,233               0
                                                              --------------------------------------------
Expenses:
   Mortality and expense risk charge                             (106,332)        (268,178)        (13,210)
   Distribution expense charge                                    (10,629)         (27,764)         (1,316)
                                                              --------------------------------------------
      Total expenses                                             (116,961)        (295,942)        (14,526)
                                                              --------------------------------------------
Net investment income (loss)                                       47,820          118,291         (14,526)
                                                              --------------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                      527,420        1,465,944          82,660
   Cost of shares sold                                           (541,889)      (1,409,504)        (87,590)
                                                              --------------------------------------------
Net realized gains (losses) from securities transactions          (14,469)          56,440          (4,930)
Realized gain distributions                                        31,308                0               0
                                                              --------------------------------------------
Net realized gains (losses)                                        16,839           56,440          (4,930)
                                                              --------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           (458,448)         193,125        (129,385)
   End of period                                                1,360,440        2,152,950         109,981
                                                              --------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                1,818,888        1,959,825         239,366
                                                              --------------------------------------------
Increase (decrease) in net assets from operations             $ 1,883,547      $ 2,134,556     $   219,910
                                                              ============================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                             International
                                                             Growth & Income      Income         Growth
                                                                  Fund             Fund           Fund
                                                                (Class 2)       (Class 2)      (Class 2)
----------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                   $    19,928     $   924,974    $     1,184
                                                               ------------------------------------------
      Total investment income                                       19,928         924,974          1,184
                                                               ------------------------------------------
Expenses:
   Mortality and expense risk charge                               (27,661)       (224,155)        (1,738)
   Distribution expense charge                                      (2,724)        (22,870)          (173)
                                                               ------------------------------------------
      Total expenses                                               (30,385)       (247,025)        (1,911)
                                                               ------------------------------------------
Net investment income (loss)                                       (10,457)        677,949           (727)
                                                               ------------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                       145,573       4,834,872         13,778
   Cost of shares sold                                            (142,378)     (4,788,343)       (15,628)
                                                               ------------------------------------------
Net realized gains (losses) from securities transactions             3,195          46,529         (1,850)
Realized gain distributions                                              0               0              0
                                                               ------------------------------------------
Net realized gains (losses)                                          3,195          46,529         (1,850)
                                                               ------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                            (163,662)        277,394        (14,070)
   End of period                                                   281,111         596,783         23,946
                                                               ------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                   444,773         319,389         38,016
                                                               ------------------------------------------
Increase (decrease) in net assets from operations              $   437,511     $ 1,043,867    $    35,439
                                                               ==========================================

                                                                Mid Cap        Money
                                                                 Stock         Market         REIT
                                                                  Fund          Fund          Fund
                                                               (Class 2)     (Class 2)    (Class 2) (1)
-------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $     1,532    $    15,255    $         0
                                                             -----------------------------------------
      Total investment income                                      1,532         15,255              0
                                                             -----------------------------------------
Expenses:
   Mortality and expense risk charge                             (14,661)       (54,003)            (2)
   Distribution expense charge                                    (1,441)        (5,567)             0
                                                             -----------------------------------------
      Total expenses                                             (16,102)       (59,570)            (2)
                                                             -----------------------------------------
Net investment income (loss)                                     (14,570)       (44,315)            (2)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                      68,501      5,005,299             60
   Cost of shares sold                                           (69,898)    (5,005,299)           (56)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions          (1,397)             0              4
Realized gain distributions                                            0              0              0
                                                             -----------------------------------------
Net realized gains (losses)                                       (1,397)             0              4
                                                             -----------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           (51,444)             0              0
   End of period                                                 208,382              0             42
                                                             -----------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                 259,826              0             42
                                                             -----------------------------------------
Increase (decrease) in net assets from operations            $   243,859    $   (44,315)   $        44
                                                             =========================================

(1) For the period from October 1, 2003 (inception) to December 31, 2003.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                              Short Term        Small       Strategic
                                                                Income        Cap Stock       Growth
                                                                 Fund            Fund       Portfolio
                                                               (Class 2)      (Class 2)     (Class 2)
--------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $   129,154    $         0    $    47,057
                                                             -----------------------------------------
      Total investment income                                    129,154              0         47,057
                                                             -----------------------------------------
Expenses:
   Mortality and expense risk charge                             (42,514)        (7,392)       (56,971)
   Distribution expense charge                                    (4,378)          (742)        (5,901)
                                                             -----------------------------------------
      Total expenses                                             (46,892)        (8,134)       (62,872)
                                                             -----------------------------------------
Net investment income (loss)                                      82,262         (8,134)       (15,815)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     838,546         64,529        836,765
   Cost of shares sold                                          (839,254)       (63,498)      (787,607)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions            (708)         1,031         49,158
Realized gain distributions                                            0              0              0
                                                             -----------------------------------------
Net realized gains (losses)                                         (708)         1,031         49,158
                                                             -----------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                            18,186       (128,338)      (271,078)
   End of period                                                  23,821        137,641        891,184
                                                             -----------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                   5,635        265,979      1,162,262
                                                             -----------------------------------------
Increase (decrease) in net assets from operations            $    87,189    $   258,876    $ 1,195,605
                                                             =========================================

                                                                                               Nations
                                                                   U.S.        West Coast       Asset
                                                                Government       Equity       Allocation
                                                             Securities Fund      Fund        Portfolio
                                                                (Class 2)      (Class 2)      (Class B)
---------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                   $   849,540    $     4,648    $    13,691
                                                               -----------------------------------------
      Total investment income                                      849,540          4,648         13,691
                                                               -----------------------------------------
Expenses:
   Mortality and expense risk charge                              (230,524)       (47,868)       (10,737)
   Distribution expense charge                                     (23,865)        (4,788)        (1,144)
                                                               -----------------------------------------
      Total expenses                                              (254,389)       (52,656)       (11,881)
                                                               -----------------------------------------
Net investment income (loss)                                       595,151        (48,008)         1,810
                                                               -----------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     7,023,817        453,234        190,601
   Cost of shares sold                                          (7,166,440)      (465,154)      (186,773)
                                                               -----------------------------------------
Net realized gains (losses) from securities transactions          (142,623)       (11,920)         3,828
Realized gain distributions                                              0              0              0
                                                               -----------------------------------------
Net realized gains (losses)                                       (142,623)       (11,920)         3,828
                                                               -----------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                             265,933       (327,373)       (35,098)
   End of period                                                  (185,432)       883,685         96,002
                                                               -----------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                  (451,365)     1,211,058        131,100
                                                               -----------------------------------------
Increase (decrease) in net assets from operations              $     1,163    $ 1,151,130    $   136,738
                                                               =========================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                               Nations         Nations        Nations
                                                               Capital       High Yield    International
                                                                Growth          Bond           Value
                                                              Portfolio       Portfolio      Portfolio
                                                              (Class B)       (Class B)      (Class B)
--------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $       161    $   970,890    $    77,145
                                                             -----------------------------------------
      Total investment income                                        161        970,890         77,145
                                                             -----------------------------------------
Expenses:
   Mortality and expense risk charge                              (7,268)      (151,950)       (90,285)
   Distribution expense charge                                      (756)       (15,337)        (8,883)
                                                             -----------------------------------------
      Total expenses                                              (8,024)      (167,287)       (99,168)
                                                             -----------------------------------------
Net investment income (loss)                                      (7,863)       803,603        (22,023)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     302,668      2,170,897        991,121
   Cost of shares sold                                          (308,005)    (2,005,475)      (995,163)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions          (5,337)       165,422         (4,042)
Realized gain distributions                                            0         16,059            939
                                                             -----------------------------------------
Net realized gains (losses)                                       (5,337)       181,481         (3,103)
                                                             -----------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           (68,829)      (298,171)      (984,180)
   End of period                                                  46,659      1,228,851      1,518,940
                                                             -----------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                 115,488      1,527,022      2,503,120
                                                             -----------------------------------------
Increase (decrease) in net assets from operations            $   102,288    $ 2,512,106    $ 2,477,994
                                                             =========================================

                                                                Nations
                                                                Marsico        Nations        Nations
                                                                Focused        Marsico        Marsico
                                                               Equities        Growth      21st Century
                                                               Portfolio      Portfolio      Portfolio
                                                               (Class B)      (Class B)      (Class B)
-------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $         0    $         0    $         0
                                                             -----------------------------------------
      Total investment income                                          0              0              0
                                                             -----------------------------------------
Expenses:
   Mortality and expense risk charge                            (205,524)       (31,646)        (8,086)
   Distribution expense charge                                   (20,742)        (3,322)          (841)
                                                             -----------------------------------------
      Total expenses                                            (226,266)       (34,968)        (8,927)
                                                             -----------------------------------------
Net investment income (loss)                                    (226,266)       (34,968)        (8,927)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                   2,044,051        383,602        311,220
   Cost of shares sold                                        (2,048,671)      (381,463)      (279,919)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions          (4,620)         2,139         31,301
Realized gain distributions                                            0              0              0
                                                             -----------------------------------------
Net realized gains (losses)                                       (4,620)         2,139         31,301
                                                             -----------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          (867,970)      (234,493)       (18,598)
   End of period                                               3,235,729        362,938        172,605
                                                             -----------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                               4,103,699        597,431        191,203
                                                             -----------------------------------------
Increase (decrease) in net assets from operations            $ 3,872,813    $   564,602    $   213,577
                                                             =========================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                Nations
                                                                Marsico      Nations      Nations
                                                             International    MidCap       Small
                                                             Opportunities    Growth      Company
                                                               Portfolio    Portfolio    Portfolio
                                                               (Class B)    (Class B)    (Class B)
---------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                   $     162    $       0    $       0
                                                               -----------------------------------
      Total investment income                                        162            0            0
                                                               -----------------------------------
Expenses:
   Mortality and expense risk charge                             (11,587)     (17,521)     (33,939)
   Distribution expense charge                                    (1,242)      (1,843)      (3,579)
                                                               -----------------------------------
      Total expenses                                             (12,829)     (19,364)     (37,518)
                                                               -----------------------------------
Net investment income (loss)                                     (12,667)     (19,364)     (37,518)
                                                               -----------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                      70,811       97,442      590,418
   Cost of shares sold                                           (62,930)     (96,269)    (636,362)
                                                               -----------------------------------
Net realized gains (losses) from securities transactions           7,881        1,173      (45,944)
Realized gain distributions                                            0            0            0
                                                               -----------------------------------
Net realized gains (losses)                                        7,881        1,173      (45,944)
                                                               -----------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                            (4,846)    (165,215)    (300,223)
   End of period                                                 357,221      148,526      508,048
                                                               -----------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                 362,067      313,741      808,271
                                                               -----------------------------------
Increase (decrease) in net assets from operations              $ 357,281    $ 295,550    $ 724,809
                                                               ===================================

                                                                Nations          Asset           Cash
                                                                 Value        Allocation      Management
                                                               Portfolio        Series          Series
                                                               (Class B)       (Class A)       (Class A)
----------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $     34,274    $  2,801,150    $    390,557
                                                             --------------------------------------------
      Total investment income                                      34,274       2,801,150         390,557
                                                             --------------------------------------------
Expenses:
   Mortality and expense risk charge                              (30,977)       (903,000)       (380,146)
   Distribution expense charge                                     (3,244)       (117,444)        (49,529)
                                                             --------------------------------------------
      Total expenses                                              (34,221)     (1,020,444)       (429,675)
                                                             --------------------------------------------
Net investment income (loss)                                           53       1,780,706         (39,118)
                                                             --------------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                      558,809      11,829,667      34,165,405
   Cost of shares sold                                           (573,355)    (15,072,615)    (35,204,987)
                                                             --------------------------------------------
Net realized gains (losses) from securities transactions          (14,546)     (3,242,948)     (1,039,582)
Realized gain distributions                                             0               0               0
                                                             --------------------------------------------
Net realized gains (losses)                                       (14,546)     (3,242,948)     (1,039,582)
                                                             --------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           (266,127)    (28,774,926)     (1,592,852)
   End of period                                                  368,574     (11,930,551)       (831,179)
                                                             --------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                  634,701      16,844,375         761,673
                                                             --------------------------------------------
Increase (decrease) in net assets from operations            $    620,208    $ 15,382,133    $   (317,027)
                                                             ============================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                 Growth-        High-Yield
                                                                 Growth          Income            Bond
                                                                 Series          Series           Series
                                                               (Class A)        (Class A)        (Class A)
-------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $     686,453    $   8,822,820    $   4,141,233
                                                             -----------------------------------------------
      Total investment income                                      686,453        8,822,820        4,141,233
                                                             -----------------------------------------------
Expenses:
   Mortality and expense risk charge                            (5,829,763)      (6,025,130)        (589,178)
   Distribution expense charge                                    (758,073)        (783,513)         (76,674)
                                                             -----------------------------------------------
      Total expenses                                            (6,587,836)      (6,808,643)        (665,852)
                                                             -----------------------------------------------
Net investment income (loss)                                    (5,901,383)       2,014,177        3,475,381
                                                             -----------------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                    63,648,981       67,273,551       12,005,779
   Cost of shares sold                                         (99,328,719)     (94,135,444)     (14,351,990)
                                                             -----------------------------------------------
Net realized gains (losses) from securities transactions       (35,679,738)     (26,861,893)      (2,346,211)
Realized gain distributions                                              0       21,911,021                0
                                                             -----------------------------------------------
Net realized gains (losses)                                    (35,679,738)      (4,950,872)      (2,346,211)
                                                             -----------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        (358,314,504)    (266,464,935)     (16,920,857)
   End of period                                              (167,157,131)    (116,993,696)      (7,868,850)
                                                             -----------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                               191,157,373      149,471,239        9,052,007
                                                             -----------------------------------------------
Increase (decrease) in net assets from operations            $ 149,576,252    $ 146,534,544    $  10,181,177
                                                             ===============================================

                                                                                 U.S.
                                                                              Government/
                                                                               AAA-Rated         Asset
                                                             International    Securities      Allocation
                                                                Series          Series           Fund
                                                               (Class A)       (Class A)       (Class 2)
----------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $    839,182    $  3,275,933    $  1,191,281
                                                             --------------------------------------------
      Total investment income                                     839,182       3,275,933       1,191,281
                                                             --------------------------------------------
Expenses:
   Mortality and expense risk charge                           (1,182,243)       (768,429)       (461,822)
   Distribution expense charge                                   (153,701)       (100,025)        (50,188)
                                                             --------------------------------------------
      Total expenses                                           (1,335,944)       (868,454)       (512,010)
                                                             --------------------------------------------
Net investment income (loss)                                     (496,762)      2,407,479         679,271
                                                             --------------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                   18,850,753      23,147,290         386,997
   Cost of shares sold                                        (30,153,710)    (23,039,961)       (363,751)
                                                             --------------------------------------------
Net realized gains (losses) from securities transactions      (11,302,957)        107,329          23,246
Realized gain distributions                                             0               0               0
                                                             --------------------------------------------
Net realized gains (losses)                                   (11,302,957)        107,329          23,246
                                                             --------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        (74,634,130)       (149,497)        (76,058)
   End of period                                              (35,855,629)     (2,056,033)      6,467,101
                                                             --------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                               38,778,501      (1,906,536)      6,543,159
                                                             --------------------------------------------
Increase (decrease) in net assets from operations            $ 26,978,782    $    608,272    $  7,245,676
                                                             ============================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                Global                          Growth-
                                                                Growth          Growth          Income
                                                                 Fund            Fund            Fund
                                                               (Class 2)      (Class 2)        (Class 2)
----------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $     69,880    $    152,401    $  1,616,433
                                                             --------------------------------------------
      Total investment income                                      69,880         152,401       1,616,433
                                                             --------------------------------------------
Expenses:
   Mortality and expense risk charge                             (312,834)       (924,067)     (1,266,844)
   Distribution expense charge                                    (32,527)        (97,049)       (133,270)
                                                             --------------------------------------------
      Total expenses                                             (345,361)     (1,021,116)     (1,400,114)
                                                             --------------------------------------------
Net investment income (loss)                                     (275,481)       (868,715)        216,319
                                                             --------------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                    2,448,538       4,288,724       2,641,096
   Cost of shares sold                                         (2,250,182)     (3,969,922)     (2,403,424)
                                                             --------------------------------------------
Net realized gains (losses) from securities transactions          198,356         318,802         237,672
Realized gain distributions                                             0               0               0
                                                             --------------------------------------------
Net realized gains (losses)                                       198,356         318,802         237,672
                                                             --------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                             44,683        (376,685)        (16,079)
   End of period                                                8,372,851      20,653,521      27,930,714
                                                             --------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                8,328,168      21,030,206      27,946,793
                                                             --------------------------------------------
Increase (decrease) in net assets from operations            $  8,251,043    $ 20,480,293    $ 28,400,784
                                                             ============================================

                                                                Growth          Mid Cap
                                                              and Income         Value
                                                              Portfolio        Portfolio
                                                              (Class VC)      (Class VC)
------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $    430,755    $    180,151
                                                             ----------------------------
      Total investment income                                     430,755         180,151
                                                             ----------------------------
Expenses:
   Mortality and expense risk charge                             (572,799)       (325,110)
   Distribution expense charge                                    (61,766)        (35,341)
                                                             ----------------------------
      Total expenses                                             (634,565)       (360,451)
                                                             ----------------------------
Net investment income (loss)                                     (203,810)       (180,300)
                                                             ----------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                    1,454,913       2,073,110
   Cost of shares sold                                         (1,392,711)     (2,009,426)
                                                             ----------------------------
Net realized gains (losses) from securities transactions           62,202          63,684
Realized gain distributions                                             0         372,447
                                                             ----------------------------
Net realized gains (losses)                                        62,202         436,131
                                                             ----------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           (852,258)       (553,373)
   End of period                                               11,639,861       5,269,202
                                                             ----------------------------
Change in net unrealized appreciation
   (depreciation) of investments                               12,492,119       5,822,575
                                                             ----------------------------
Increase (decrease) in net assets from operations            $ 12,350,511    $  6,078,406
                                                             ============================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003

                                                                                                              Government
                                                                              Asset          Capital              and
                                                                            Allocation     Appreciation       Quality Bond
                                                                            Portfolio       Portfolio          Portfolio
                                                                            (Class 1)       (Class 1)          (Class 1)
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                                      $   7,776,928    $ (12,511,840)   $  12,905,734
        Net realized gains (losses) from
            securities transactions                                          (7,554,395)     (74,572,649)      13,925,575
        Change in net unrealized appreciation
            (depreciation) of investments                                    73,331,039      304,059,180      (21,527,117)
                                                                          -----------------------------------------------
            Increase (decrease) in net assets from operations                73,553,572      216,974,691        5,304,192
                                                                          -----------------------------------------------
From capital transactions:
        Net proceeds from units sold                                          1,648,028        6,452,014        5,231,442
        Cost of units redeemed                                              (45,503,445)     (80,524,067)     (80,009,295)
        Annuity benefit payments                                               (655,345)        (740,880)        (643,905)
        Net transfers                                                        (5,549,243)     (18,316,617)     (91,250,177)
        Contract maintenance charge                                            (178,146)        (427,855)        (198,159)
                                                                          -----------------------------------------------
            Increase (decrease) in net assets from capital transactions     (50,238,151)     (93,557,405)    (166,870,094)
                                                                          -----------------------------------------------
Increase (decrease) in net assets                                            23,315,421      123,417,286     (161,565,902)
Net assets at beginning of period                                           383,026,126      788,499,972      630,595,043
                                                                          -----------------------------------------------
Net assets at end of period                                               $ 406,341,547    $ 911,917,258    $ 469,029,141
                                                                          ===============================================

                                                                                              Natural            Asset
                                                                               Growth        Resources         Allocation
                                                                             Portfolio       Portfolio         Portfolio
                                                                             (Class 1)       (Class 1)         (Class 2)
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                                      $  (3,283,850)   $    (562,723)   $     219,357
        Net realized gains (losses) from
            securities transactions                                         (23,475,085)       1,275,619          156,506
        Change in net unrealized appreciation
            (depreciation) of investments                                   110,698,338       26,740,924        1,526,360
                                                                          -----------------------------------------------
            Increase (decrease) in net assets from operations                83,939,403       27,453,820        1,902,223
                                                                          -----------------------------------------------
From capital transactions:
        Net proceeds from units sold                                          2,647,950          446,488        3,289,166
        Cost of units redeemed                                              (33,431,210)      (7,780,594)        (671,881)
        Annuity benefit payments                                               (367,865)         (59,561)               0
        Net transfers                                                          (865,977)         299,011        2,162,137
        Contract maintenance charge                                            (164,631)         (30,739)          (1,852)
                                                                          -----------------------------------------------
            Increase (decrease) in net assets from capital transactions     (32,181,733)      (7,125,395)       4,777,570
                                                                          -----------------------------------------------
Increase (decrease) in net assets                                            51,757,670       20,328,425        6,679,793
Net assets at beginning of period                                           327,038,132       69,713,852        6,038,100
                                                                          -----------------------------------------------
Net assets at end of period                                               $ 378,795,802    $  90,042,277    $  12,717,893
                                                                          ===============================================

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (continued)

                                                                                     Government
                                                                      Capital            and
                                                                    Appreciation    Quality Bond        Growth
                                                                     Portfolio        Portfolio        Portfolio
                                                                     (Class 2)        (Class 2)        (Class 2)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $  (1,198,391)   $   3,246,200    $    (469,787)
   Net realized gains (losses) from
     securities transactions                                             (56,445)       1,091,296         (108,350)
   Change in net unrealized appreciation
     (depreciation) of investments                                    21,918,715       (3,635,961)      11,714,842
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from operations                20,663,879          701,535       11,136,705
                                                                   -----------------------------------------------
From capital transactions:
   Net proceeds from units sold                                       14,606,890       23,506,935       11,522,693
   Cost of units redeemed                                             (3,917,574)      (9,548,147)      (1,724,052)
   Annuity benefit payments                                                    0                0                0
   Net transfers                                                      12,887,844       16,195,040        8,779,005
   Contract maintenance charge                                           (17,477)         (21,111)          (7,617)
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from capital transactions      23,559,683       30,132,717       18,570,029
                                                                   -----------------------------------------------
Increase (decrease) in net assets                                     44,223,562       30,834,252       29,706,734
Net assets at beginning of period                                     56,271,844       96,976,031       29,117,918
                                                                   -----------------------------------------------
Net assets at end of period                                        $ 100,495,406    $ 127,810,283    $  58,824,652
                                                                   ===============================================

                                                                      Natural          Asset          Capital
                                                                     Resources      Allocation      Appreciation
                                                                     Portfolio       Portfolio       Portfolio
                                                                     (Class 2)       (Class 3)       (Class 3)
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $    (80,062)   $     37,558    $   (386,062)
   Net realized gains (losses) from
     securities transactions                                            291,136          20,152         168,384
   Change in net unrealized appreciation
     (depreciation) of investments                                    3,413,483         218,970       7,363,548
                                                                   --------------------------------------------
     Increase (decrease) in net assets from operations                3,624,557         276,680       7,145,870
                                                                   --------------------------------------------
From capital transactions:
   Net proceeds from units sold                                       1,342,336       1,933,188      33,128,587
   Cost of units redeemed                                              (346,973)        (49,509)     (1,345,461)
   Annuity benefit payments                                                   0               0               0
   Net transfers                                                      1,613,793         456,787      14,740,426
   Contract maintenance charge                                           (1,943)            (47)         (1,293)
                                                                   --------------------------------------------
     Increase (decrease) in net assets from capital transactions      2,607,213       2,340,419      46,522,259
                                                                   --------------------------------------------
Increase (decrease) in net assets                                     6,231,770       2,617,099      53,668,129
Net assets at beginning of period                                     6,317,702         255,785       4,663,663
                                                                   --------------------------------------------
Net assets at end of period                                        $ 12,549,472    $  2,872,884    $ 58,331,792
                                                                   ============================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                     Government
                                                                         and                            Natural
                                                                    Quality Bond        Growth         Resources
                                                                      Portfolio        Portfolio       Portfolio
                                                                      (Class 3)        (Class 3)       (Class 3)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $   2,222,231    $    (165,304)   $     (18,012)
   Net realized gains (losses) from
     securities transactions                                             499,219           91,861           60,262
   Change in net unrealized appreciation
     (depreciation) of investments                                    (2,381,018)       4,680,109        1,177,107
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from operations                   340,432        4,606,666        1,219,357
                                                                   -----------------------------------------------
From capital transactions:
   Net proceeds from units sold                                       75,417,152       21,031,401        2,832,985
   Cost of units redeemed                                             (5,023,896)        (875,675)        (102,232)
   Annuity benefit payments                                                    0                0                0
   Net transfers                                                      33,817,745        8,818,246        1,851,937
   Contract maintenance charge                                            (2,528)            (936)            (134)
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from capital transactions     104,208,473       28,973,036        4,582,556
                                                                   -----------------------------------------------
Increase (decrease) in net assets                                    104,548,905       33,579,702        5,801,913
Net assets at beginning of period                                      7,630,720        2,219,418          176,176
                                                                   -----------------------------------------------
Net assets at end of period                                        $ 112,179,625    $  35,799,120    $   5,978,089
                                                                   ===============================================

                                                                     Aggressive        Alliance         Blue Chip
                                                                       Growth           Growth           Growth
                                                                     Portfolio        Portfolio         Portfolio
                                                                     (Class 1)        (Class 1)         (Class 1)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $  (2,055,056)   $ (11,095,333)   $    (287,838)
   Net realized gains (losses) from
     securities transactions                                         (25,660,456)    (155,178,924)      (1,627,467)
   Change in net unrealized appreciation
     (depreciation) of investments                                    58,609,158      351,060,696        6,548,737
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from operations                30,893,646      184,786,439        4,633,432
                                                                   -----------------------------------------------
From capital transactions:
   Net proceeds from units sold                                        1,317,666        6,444,451          359,838
   Cost of units redeemed                                            (14,467,969)     (94,160,195)      (2,772,953)
   Annuity benefit payments                                             (112,090)        (872,967)          (2,442)
   Net transfers                                                       5,469,806      (75,335,401)       6,558,020
   Contract maintenance charge                                           (95,650)        (574,986)         (11,211)
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from capital transactions      (7,888,237)    (164,499,098)       4,131,252
                                                                   -----------------------------------------------
Increase (decrease) in net assets                                     23,005,409       20,287,341        8,764,684
Net assets at beginning of period                                    127,477,665      870,617,516       18,110,737
                                                                   -----------------------------------------------
Net assets at end of period                                        $ 150,483,074    $ 890,904,857    $  26,875,421
                                                                   ===============================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                              Davis
                                                                         Cash             Corporate          Venture
                                                                      Management            Bond              Value
                                                                       Portfolio          Portfolio         Portfolio
                                                                       (Class 1)          (Class 1)         (Class 1)
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $       734,562    $     9,563,163    $    (9,913,654)
   Net realized gains (losses) from
     securities transactions                                            (4,702,215)         1,798,159        (30,425,991)
   Change in net unrealized appreciation
     (depreciation) of investments                                       1,908,217         10,159,685        452,075,145
                                                                   -----------------------------------------------------
     Increase (decrease) in net assets from operations                  (2,059,436)        21,521,007        411,735,500
                                                                   -----------------------------------------------------
From capital transactions:
   Net proceeds from units sold                                          7,335,432          2,537,363          9,314,708
   Cost of units redeemed                                              (95,889,525)       (26,796,465)      (156,271,295)
   Annuity benefit payments                                               (733,044)          (216,682)        (1,473,929)
   Net transfers                                                       (38,840,159)        11,262,334        (21,768,979)
   Contract maintenance charge                                             (98,018)           (72,205)          (786,967)
                                                                   -----------------------------------------------------
     Increase (decrease) in net assets from capital transactions      (128,225,314)       (13,285,655)      (170,986,462)
                                                                   -----------------------------------------------------
Increase (decrease) in net assets                                     (130,284,750)         8,235,352        240,749,038
Net assets at beginning of period                                      307,141,194        210,330,249      1,458,372,495
                                                                   -----------------------------------------------------
Net assets at end of period                                        $   176,856,444    $   218,565,601    $ 1,699,121,533
                                                                   =====================================================

                                                                                                       Federated
                                                                     "Dogs" of         Emerging        American
                                                                    Wall Street        Markets          Leaders
                                                                     Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $     869,466    $    (940,061)   $      53,215
   Net realized gains (losses) from
     securities transactions                                          (2,322,523)      (1,401,196)      (7,940,107)
   Change in net unrealized appreciation
     (depreciation) of investments                                    14,196,036       28,212,219       43,380,659
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from operations                12,742,979       25,870,962       35,493,767
                                                                   -----------------------------------------------
From capital transactions:
   Net proceeds from units sold                                          518,948          336,544        1,319,228
   Cost of units redeemed                                             (7,494,469)      (5,287,895)     (16,220,661)
   Annuity benefit payments                                              (38,203)         (36,326)        (142,361)
   Net transfers                                                      (9,827,750)       3,432,354      (12,237,387)
   Contract maintenance charge                                           (41,982)         (35,135)         (76,960)
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from capital transactions     (16,883,456)      (1,590,458)     (27,358,141)
                                                                   -----------------------------------------------
Increase (decrease) in net assets                                     (4,140,477)      24,280,504        8,135,626
Net assets at beginning of period                                     90,030,864       57,748,534      163,949,976
                                                                   -----------------------------------------------
Net assets at end of period                                        $  85,890,387    $  82,029,038    $ 172,085,602
                                                                   ===============================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                           Goldman
                                             Global         Global          Sachs         Growth-         Growth       High-Yield
                                              Bond         Equities       Research         Income     Opportunities      Bond
                                            Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                            (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                          ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $ (1,594,753)  $ (2,481,866)  $   (316,538)  $ (4,162,407)  $   (314,258)  $ 13,229,403
  Net realized gains (losses) from
      securities transactions                  506,939    (20,546,738)    (3,374,836)   (41,675,186)    (2,881,173)   (12,334,609)
  Change in net unrealized appreciation
      (depreciation) of investments          3,244,037     66,282,328      7,772,518    203,205,617      8,455,246     57,859,954
                                          ---------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        from operations                      2,156,223     43,253,724      4,081,144    157,368,024      5,259,815     58,754,748
                                          ---------------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                 532,322      1,138,952        424,530      4,688,058        209,621      1,834,003
  Cost of units redeemed                   (12,285,400)   (21,397,118)    (1,893,751)   (78,776,874)    (1,733,733)   (28,378,981)
  Annuity benefit payments                     (75,990)      (217,297)       (38,413)      (976,700)        (3,290)      (256,380)
  Net transfers                             (3,973,214)   (16,517,022)    (4,989,321)   (57,916,999)    11,878,017     38,726,118
  Contract maintenance charge                  (33,476)      (108,714)        (7,180)      (394,167)       (11,601)       (82,618)
                                          ---------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from capital transactions   (15,835,758)   (37,101,199)    (6,504,135)  (133,376,682)    10,339,014     11,842,142
                                          ---------------------------------------------------------------------------------------

Increase (decrease) in net assets          (13,679,535)     6,152,525     (2,422,991)    23,991,342     15,598,829     70,596,890
Net assets at beginning of period          109,483,943    203,550,069     24,126,826    753,004,518     12,720,943    193,154,934
                                          ---------------------------------------------------------------------------------------
Net assets at end of period               $ 95,804,408   $209,702,594   $ 21,703,835   $776,995,860   $ 28,319,772   $263,751,824
                                          =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                              MFS
                                             International  International                Massachusetts       MFS
                                              Diversified       Growth       Marsico       Investors       Mid-Cap          MFS
                                                Equities       & Income       Growth         Trust          Growth     Total Return
                                               Portfolio      Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                               (Class 1)      (Class 1)      (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $  4,165,427   $   (103,279)  $  (865,944)  $ (1,353,687)  $ (1,965,116)  $ 13,987,349
      Net realized gains (losses) from
          securities transactions             (17,915,530)   (13,223,393)     (466,689)   (14,383,882)   (31,778,416)      (254,281)
      Change in net unrealized appreciation
          (depreciation) of investments        49,851,564     65,001,104    15,274,817     52,751,583     71,125,200     58,015,416
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net
            assets from operations             36,101,461     51,674,432    13,942,184     37,014,014     37,381,668     71,748,484
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold                872,866        931,822       508,976      1,284,930      1,376,893      5,058,943
      Cost of units redeemed                  (15,820,416)   (15,104,171)   (4,111,719)   (21,682,126)   (11,879,197)   (50,750,646)
      Annuity benefit payments                   (112,612)      (151,585)       (1,145)      (162,887)       (63,423)      (365,894)
      Net transfers                             8,324,832     (7,019,856)   18,954,099     (4,982,186)    24,430,629     39,924,312
      Contract maintenance charge                 (61,855)       (79,815)      (20,270)      (105,798)       (75,255)      (204,066)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          (6,797,185)   (21,423,605)   15,329,941    (25,648,067)    13,789,647     (6,337,351)
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets              29,304,276     30,250,827    29,272,125     11,365,947     51,171,315     65,411,133
Net assets at beginning of period             128,306,550    162,880,210    45,471,818    199,506,403    110,093,400    479,330,975
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $157,610,826   $193,131,037   $74,743,943   $210,872,350   $161,264,715   $544,742,108
                                             =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                              Putnam
                                              Growth:          Real        SunAmerica                     Telecom      Worldwide
                                              Voyager         Estate        Balanced     Technology       Utility     High Income
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                             (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                           ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $ (2,995,795)  $  1,326,007   $  1,456,864   $   (429,090)  $  1,726,133   $ 4,959,960
  Net realized gains (losses) from
      securities transactions               (33,888,059)     2,885,509    (12,817,393)   (12,718,649)   (10,058,340)   (5,672,313)
  Change in net unrealized appreciation
      (depreciation) of investments          84,069,337     27,645,596     36,744,586     23,693,646     13,926,143    16,784,719
                                           ---------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        from operations                      47,185,483     31,857,112     25,384,057     10,545,907      5,593,936    16,072,366
                                           ---------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                1,656,598        573,499      1,212,780        356,621        213,358       487,294
  Cost of units redeemed                    (22,857,769)   (11,815,763)   (21,070,773)    (3,265,497)    (3,510,058)   (9,778,529)
  Annuity benefit payments                     (255,774)       (70,803)      (161,108)       (22,003)       (39,064)      (50,730)
  Net transfers                             (28,089,909)     9,919,169    (12,869,074)    18,628,839     (7,561,462)    4,762,322
  Contract maintenance charge                  (160,878)       (41,755)      (134,706)       (15,204)       (22,110)      (32,205)
                                           ---------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        from capital transactions           (49,707,732)    (1,435,653)   (33,022,881)    15,682,756    (10,919,336)   (4,611,848)
                                           ---------------------------------------------------------------------------------------

Increase (decrease) in net assets            (2,522,249)    30,421,459     (7,638,824)    26,228,663     (5,325,400)   11,460,518
Net assets at beginning of period           240,404,541     91,995,250    215,613,157     17,208,681     45,179,776    65,426,237
                                           ---------------------------------------------------------------------------------------
Net assets at end of period                $237,882,292   $122,416,709   $207,974,333   $ 43,437,344   $ 39,854,376   $76,886,755
                                           =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                                        Davis
                                              Aggressive     Alliance      Blue Chip       Cash         Corporate      Venture
                                                Growth        Growth        Growth       Management       Bond          Value
                                               Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                               (Class 2)     (Class 2)     (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                             ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $  (138,816)  $  (696,387)  $  (139,407)  $    190,082   $ 1,913,777   $   (848,705)
      Net realized gains (losses) from
          securities transactions                (15,876)     (774,584)      (97,612)      (388,696)      457,914        131,204
      Change in net unrealized appreciation
          (depreciation) of investments        2,194,939    11,695,461     2,258,185       (313,213)    1,525,980     33,416,598
                                             ------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                    2,040,247    10,224,490     2,021,166       (511,827)    3,897,671     32,699,097
                                             ------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold             1,792,153     8,966,757     2,142,156     25,294,406     5,454,869     21,019,861
      Cost of units redeemed                    (592,637)   (2,797,329)     (542,261)    (9,636,836)   (2,701,542)    (6,137,806)
      Annuity benefit payments                         0             0             0              0             0              0
      Net transfers                            2,289,611     5,780,226     1,639,572    (11,034,522)    8,527,953     21,673,728
      Contract maintenance charge                 (2,240)      (14,171)       (2,514)        (9,584)       (7,080)       (25,412)
                                             ------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          3,486,887    11,935,483     3,236,953      4,613,464    11,274,200     36,530,371
                                             ------------------------------------------------------------------------------------

Increase (decrease) in net assets              5,527,134    22,159,973     5,258,119      4,101,637    15,171,871     69,229,468
Net assets at beginning of period              6,262,412    36,882,888     6,512,851     43,487,340    31,739,857     82,379,784
                                             ------------------------------------------------------------------------------------
Net assets at end of period                  $11,789,546   $59,042,861   $11,770,970   $ 47,588,977   $46,911,728   $151,609,252
                                             ====================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                            Federated
                                              "Dogs" of      Emerging       American        Foreign        Global         Global
                                             Wall Street      Markets        Leaders         Value          Bond         Equities
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                              (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   155,466   $    (72,293)  $    (22,867)  $   (155,249)  $   (171,504)  $   (147,261)
      Net realized gains (losses) from
          securities transactions               (110,699)       176,054       (176,312)       255,939        110,852        (84,866)
      Change in net unrealized appreciation
          (depreciation) of investments        2,607,291      1,935,229      3,949,806      4,738,085        236,179      2,562,361
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                    2,652,058      2,038,990      3,750,627      4,838,775        175,527      2,330,234
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold             3,873,274      1,406,607      1,777,541     12,755,229      2,261,822      1,039,654
      Cost of units redeemed                    (463,447)      (379,486)    (1,039,958)      (396,641)      (520,509)      (486,491)
      Annuity benefit payments                         0              0              0              0              0              0
      Net transfers                            1,586,639      1,156,357       (377,062)     7,822,058      1,538,375        760,046
      Contract maintenance charge                 (2,736)        (1,718)        (3,886)          (728)        (2,144)        (2,433)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          4,993,730      2,181,760        356,635     20,179,918      3,277,544      1,310,776
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets              7,645,788      4,220,750      4,107,262     25,018,693      3,453,071      3,641,010
Net assets at beginning of period              9,561,045      3,017,366     14,085,458      2,378,321      8,931,942      8,490,769
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $17,206,833   $  7,238,116   $ 18,192,720   $ 27,397,014   $ 12,385,013   $ 12,131,779
                                             =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                Goldman                                                 International  International
                                                 Sachs         Growth-        Growth      High-Yield     Diversified      Growth
                                               Research        Income     Opportunities      Bond         Equities       & Income
                                               Portfolio      Portfolio     Portfolio     Portfolio       Portfolio     Portfolio
                                               (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                             --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    (69,586)  $  (252,342)  $   (70,392)   $ 1,825,588   $    566,014    $   (20,871)
      Net realized gains (losses) from
          securities transactions                  10,114      (371,002)       53,387        438,636         (5,525)       293,780
      Change in net unrealized appreciation
          (depreciation) of investments         1,035,113     8,344,989     1,205,512      4,540,962      4,001,791      5,661,034
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                       975,641     7,721,645     1,188,507      6,805,186      4,562,280      5,933,943
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold                847,833     2,446,144       923,985      6,001,671      8,472,135      2,699,828
      Cost of units redeemed                     (224,906)   (1,998,392)     (173,817)    (1,953,032)      (597,140)      (742,913)
      Annuity benefit payments                          0             0             0              0              0              0
      Net transfers                               631,918     1,685,178     1,561,555     11,640,748      5,577,610      3,846,296
      Contract maintenance charge                  (1,158)       (9,171)       (1,601)        (4,039)        (2,239)        (3,524)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions           1,253,687     2,123,759     2,310,122     15,685,348     13,450,366      5,799,687
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets               2,229,328     9,845,404     3,498,629     22,490,534     18,012,646     11,733,630
Net assets at beginning of period               3,391,016    31,264,685     2,869,011     15,518,738      6,307,073     12,225,720
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $  5,620,344   $41,110,089   $ 6,367,640    $38,009,272   $ 24,319,719    $23,959,350
                                             =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                MFS
                                                           Massachusetts        MFS                        Putnam
                                                Marsico      Investors        Mid-Cap      MFS Total       Growth:         Real
                                                Growth         Trust          Growth         Return        Voyager        Estate
                                               Portfolio     Portfolio       Portfolio     Portfolio      Portfolio     Portfolio
                                               (Class 2)     (Class 2)       (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $  (441,895)  $    (153,965)  $  (517,635)  $  3,238,252   $  (145,947)  $     217,818
      Net realized gains (losses) from
          securities transactions                161,946        (126,816)     (628,310)       111,936      (109,868)        540,884
      Change in net unrealized appreciation
          (depreciation) of investments        7,393,747       4,073,553    10,900,266     13,422,263     2,307,280       4,282,599
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                    7,113,798       3,792,772     9,754,321     16,772,451     2,051,465       5,041,301
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold             8,920,498       3,385,202     7,448,049     13,265,369     1,495,210       2,464,886
      Cost of units redeemed                  (1,537,640)       (907,505)   (1,847,393)    (6,096,658)     (552,341)       (939,951)
      Annuity benefit payments                         0               0             0              0             0               0
      Net transfers                            7,632,741       3,831,917     8,314,266     24,228,006      (587,226)      4,451,477
      Contract maintenance charge                 (5,680)         (4,224)       (8,205)       (25,142)       (2,330)         (3,604)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions         15,009,919       6,305,390    13,906,717     31,371,575       353,313       5,972,808
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets             22,123,717      10,098,162    23,661,038     48,144,026     2,404,778      11,014,109
Net assets at beginning of period             17,649,384      14,879,604    22,343,790     90,425,269     8,426,746      11,040,704
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $39,773,101   $  24,977,766   $46,004,828   $138,569,295   $10,831,524   $  22,054,813
                                             =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                              Small & Mid    SunAmerica                      Telecom       Worldwide     Aggressive
                                               Cap Value      Balanced      Technology       Utility      High Income      Growth
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                               (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 3)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (149,046)  $    130,839   $   (104,568)  $     90,429   $    342,010   $   (16,364)
      Net realized gains (losses) from
          securities transactions                 184,683       (191,742)       (55,151)      (103,164)       296,157        12,528
      Change in net unrealized appreciation
          (depreciation) of investments         3,823,339      2,379,581      2,545,189        315,713        442,670       225,833
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                     3,858,976      2,318,678      2,385,470        302,978      1,080,837       221,997
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold              8,562,689      1,730,320      1,381,600        300,233      1,247,666     1,555,095
      Cost of units redeemed                     (229,449)    (1,096,829)      (324,907)       (85,278)      (326,861)     (117,375)
      Annuity benefit payments                          0              0              0              0              0             0
      Net transfers                             5,998,747      3,488,820      4,108,351       (357,953)     1,433,208       996,819
      Contract maintenance charge                    (870)        (4,860)        (2,102)          (582)          (710)         (116)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          14,331,117      4,117,451      5,162,942       (143,580)     2,353,303     2,434,423
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets              18,190,093      6,436,129      7,548,412        159,398      3,434,140     2,656,420
Net assets at beginning of period               2,903,981     15,237,993      3,544,791      2,154,956      2,601,584       143,649
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $ 21,094,074   $ 21,674,122   $ 11,093,203   $  2,314,354   $  6,035,724   $ 2,800,069
                                             =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                            Davis
                                               Alliance      Blue Chip        Cash         Corporate       Venture       "Dogs" of
                                                Growth         Growth      Management        Bond           Value       Wall Street
                                               Portfolio     Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                               (Class 3)     (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (147,829)  $   (23,022)  $    473,373   $    911,062   $   (154,021)  $     65,459
      Net realized gains (losses) from
          securities transactions                  44,059        29,385       (238,766)        29,715        166,365         20,739
      Change in net unrealized appreciation
          (depreciation) of investments         2,281,271       342,658       (679,542)       150,645     11,036,267        647,304
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                     2,177,501       349,021       (444,935)     1,091,422     11,048,611        733,502
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold             14,354,725     2,462,952     89,514,022     17,821,820     40,028,104      3,634,445
      Cost of units redeemed                     (670,629)     (152,180)   (25,356,466)      (841,149)    (1,622,196)      (137,815)
      Annuity benefit payments                          0             0              0              0              0              0
      Net transfers                             6,323,520       647,293    (10,535,051)     7,003,919     21,762,508      1,441,222
      Contract maintenance charge                    (733)         (129)          (866)          (405)        (1,826)           (90)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          20,006,883     2,957,936     53,621,639     23,984,185     60,166,590      4,937,762
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets              22,184,384     3,306,957     53,176,704     25,075,607     71,215,201      5,671,264
Net assets at beginning of period               1,623,657       151,984      5,890,439      1,965,978      4,232,590        270,372
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $ 23,808,041   $ 3,458,941   $ 59,067,143   $ 27,041,585   $ 75,447,791   $  5,941,636
                                             =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                              Federated                                                  Goldman
                                               Emerging       American        Foreign        Global         Global        Sachs
                                                Markets        Leaders         Value          Bond         Equities      Research
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio    Portfolio
                                               (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)    (Class 3)
                                             ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    (19,904)  $     14,692   $   (288,839)  $    (58,648)  $    (16,213)  $  (1,242)
      Net realized gains (losses) from
          securities transactions                 278,839         32,822        720,008         15,418         64,028       2,467
      Change in net unrealized appreciation
          (depreciation) of investments           447,681        890,759      7,541,855         52,237        261,219      17,637
                                             ------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                       706,616        938,273      7,973,024          9,007        309,034      18,862
                                             ------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold              2,134,768      4,300,466     27,266,674      5,418,724      1,596,331     156,163
      Cost of units redeemed                     (671,272)      (283,925)    (1,103,469)      (487,634)       (87,491)        (95)
      Annuity benefit payments                          0              0              0              0              0           0
      Net transfers                               196,102      1,906,862     14,995,704      2,033,056        848,843      (1,564)
      Contract maintenance charge                    (101)          (182)        (1,112)          (105)           (52)         (7)
                                             ------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions           1,659,497      5,923,221     41,157,797      6,964,041      2,357,631     154,497
                                             ------------------------------------------------------------------------------------

Increase (decrease) in net assets               2,366,113      6,861,494     49,130,821      6,973,048      2,666,665     173,359
Net assets at beginning of period                 127,859        883,424      2,690,488        288,310        115,958      13,727
                                             ------------------------------------------------------------------------------------
Net assets at end of period                  $  2,493,972   $  7,744,918   $ 51,821,309   $  7,261,358   $  2,782,623   $ 187,086
                                             ====================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                         International  International
                                                Growth-       Growth       High-Yield     Diversified      Growth         Marsico
                                                Income     Opportunities      Bond         Equities       & Income        Growth
                                               Portfolio     Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                               (Class 3)     (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (24,484)  $    (12,141)  $  1,100,410   $    765,269   $     12,581   $    (79,711)
      Net realized gains (losses) from
          securities transactions                 96,931         26,726      1,549,798        548,388        952,238         33,643
      Change in net unrealized appreciation
          (depreciation) of investments        1,114,081        180,412      1,410,886      4,217,369      1,984,208      1,358,735
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                    1,186,528        194,997      4,061,094      5,531,026      2,949,027      1,312,667
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold             4,661,708        941,388     22,531,331     18,296,446      7,693,514      6,360,201
      Cost of units redeemed                    (245,664)       (51,041)    (1,791,680)      (893,197)    (2,347,270)      (357,498)
      Annuity benefit payments                         0              0              0              0              0              0
      Net transfers                            2,233,143        607,545         57,780      9,755,898      3,838,020      4,280,112
      Contract maintenance charge                   (204)           (94)          (318)          (784)          (230)          (349)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          6,648,983      1,497,798     20,797,113     27,158,363      9,184,034     10,282,466
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets              7,835,511      1,692,795     24,858,207     32,689,389     12,133,061     11,595,133
Net assets at beginning of period              1,415,931        195,143      1,339,542      1,506,305        960,599        757,390
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $ 9,251,442   $  1,887,938   $ 26,197,749   $ 34,195,694   $ 13,093,660   $ 12,352,523
                                             ======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                  MFS
                                             Massachusetts       MFS                         Putnam
                                               Investors       Mid-Cap       MFS Total       Growth:        Real        Small & Mid
                                                 Trust         Growth         Return         Voyager       Estate        Cap Value
                                               Portfolio      Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                               (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)      (Class 3)
                                             --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    (29,661)  $   (175,051)  $  1,218,862   $   (17,352)  $     89,244   $   (195,420)
      Net realized gains (losses) from
          securities transactions                  31,138        240,526         96,318        20,005         85,445        302,506
      Change in net unrealized appreciation
          (depreciation) of investments         1,519,670      3,179,195      3,031,631       250,731      1,103,322      4,961,951
                                             --------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                     1,521,147      3,244,670      4,346,811       253,384      1,278,011      5,069,037
                                             --------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold              8,539,800     16,793,458     26,082,150     1,370,274      4,712,170     18,300,375
      Cost of units redeemed                     (368,955)    (1,586,465)    (1,981,368)      (66,921)      (270,672)      (774,510)
      Annuity benefit payments                          0              0              0             0              0              0
      Net transfers                             4,428,095      6,698,974     19,382,023       377,840      3,389,622     10,247,170
      Contract maintenance charge                    (288)          (662)        (1,669)          (88)          (274)          (664)
                                             --------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          12,598,652     21,905,305     43,481,136     1,681,105      7,830,846     27,772,371
                                             --------------------------------------------------------------------------------------

Increase (decrease) in net assets              14,119,799     25,149,975     47,827,947     1,934,489      9,108,857     32,841,408
Net assets at beginning of period                 799,034      1,484,978      3,598,858       437,384        426,417      1,774,785
                                             --------------------------------------------------------------------------------------
Net assets at end of period                  $ 14,918,833   $ 26,634,953   $ 51,426,805   $ 2,371,873   $  9,535,274   $ 34,616,193
                                             ======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                              SunAmerica                   Telecom    Worldwide                     Emerging
                                               Balanced      Technology    Utility   High Income     Comstock        Growth
                                               Portfolio     Portfolio    Portfolio   Portfolio     Portfolio       Portfolio
                                               (Class 3)     (Class 3)    (Class 3)   (Class 3)     (Class II)      (Class II)
                                             ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    42,804   $    (32,883)  $  2,643   $  35,913    $    (901,791)  $   (272,215)
      Net realized gains (losses) from
          securities transactions                 13,990        169,467        865      (6,298)         (65,570)      (163,147)
      Change in net unrealized appreciation
          (depreciation) of investments          289,529        563,191      1,959       2,744       29,450,249      4,276,007
                                             ---------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                      346,323        699,775      5,467      32,359       28,482,888      3,840,645
                                             ---------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold             2,714,527      2,511,985     58,197     268,442       21,397,565      5,029,202
      Cost of units redeemed                    (149,327)      (259,195)   (19,330)   (485,609)      (5,272,164)      (961,061)
      Annuity benefit payments                         0              0          0           0             (177)             0
      Net transfers                            2,389,821      1,925,718        (10)    637,797       42,326,254      6,681,415
      Contract maintenance charge                   (265)          (144)         0           0          (35,016)        (5,367)
                                             ---------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          4,954,756      4,178,364     38,857     420,630       58,416,462     10,744,189
                                             ---------------------------------------------------------------------------------

Increase (decrease) in net assets              5,301,079      4,878,139     44,324     452,989       86,899,350     14,584,834
Net assets at beginning of period                313,544        252,890        322         310       69,071,417     10,675,131
                                             ---------------------------------------------------------------------------------
Net assets at end of period                  $ 5,614,623   $  5,131,029   $ 44,646   $ 453,299    $ 155,970,767   $ 25,259,965
                                             =================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                           Growth and                  Conservative  Conservative
                                            Income         Balanced      Balanced       Growth     Equity Income  Flexible Income
                                           Portfolio      Portfolio      Portfolio     Portfolio        Fund         Portfolio
                                           (Class II)     (Class 1)      (Class 1)     (Class 1)     (Class 1)       (Class 1)
                                         ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (865,790)  $    708,751   $    46,055   $   270,088   $   138,688      $   203,159
  Net realized gains (losses) from
      securities transactions                (154,614)       177,081        24,244        21,453        31,801          127,048
  Change in net unrealized appreciation
      (depreciation) of investments        24,732,770     15,635,079     1,086,642    11,008,693     3,219,226        1,993,484
                                         ----------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        from operations                    23,712,366     16,520,911     1,156,941    11,300,234     3,389,715        2,323,691
                                         ----------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold             38,300,785     10,928,945       977,987     5,008,567       673,497        2,098,786
  Cost of units redeemed                   (5,375,352)    (6,949,286)     (372,380)   (3,364,558)     (849,469)      (2,103,589)
  Annuity benefit payments                          0              0             0             0             0                0
  Net transfers                            32,593,981     36,612,049     4,008,078    17,701,549     4,271,905       11,848,695
  Contract maintenance charge                 (28,576)       (19,697)       (1,349)      (12,366)       (3,339)          (4,795)
                                         ----------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        from capital transactions          65,490,838     40,572,011     4,612,336    19,333,192     4,092,594       11,839,097
                                         ----------------------------------------------------------------------------------------

Increase (decrease) in net assets          89,203,204     57,092,922     5,769,277    30,633,426     7,482,309       14,162,788
Net assets at beginning of period          54,671,463     56,256,951     5,293,412    30,829,627     9,177,433       13,683,644
                                         ----------------------------------------------------------------------------------------
Net assets at end of period              $143,874,667   $113,349,873   $11,062,689   $61,463,053   $16,659,742      $27,846,432
                                         ========================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                         International     Mid Cap       Money
                                                Growth     Growth & Income    Income        Growth          Stock        Market
                                                 Fund           Fund           Fund          Fund           Fund         Fund
                                               (Class 1)      (Class 1)      (Class 1)     (Class 1)      (Class 1)    (Class 1)
                                             -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (18,426)    $   (13,990)   $  408,635    $    (271)    $   (27,409)  $   (37,731)
      Net realized gains (losses) from
          securities transactions                (18,139)        (47,811)       34,610         (538)         24,352             0
      Change in net unrealized appreciation
          (depreciation) of investments          340,462       1,355,322       151,506       39,388         591,324             0
                                             -------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                      303,897       1,293,521       594,751       38,579         588,267       (37,731)
                                             -------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold                31,502         520,930       951,755       13,968          48,063       166,381
      Cost of units redeemed                     (31,034)       (319,742)     (980,617)      (3,655)       (176,625)     (684,861)
      Annuity benefit payments                         0               0             0            0               0             0
      Net transfers                              316,540       2,313,540     4,133,723       39,236       1,158,201       804,031
      Contract maintenance charge                   (487)         (1,681)       (1,651)        (108)           (702)       (3,042)
                                             -------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions            316,521       2,513,047     4,103,210       49,441       1,028,937       282,509
                                             -------------------------------------------------------------------------------------

Increase (decrease) in net assets                620,418       3,806,568     4,697,961       88,020       1,617,204       244,778
Net assets at beginning of period                960,165       3,397,213     5,296,791       96,349       1,545,047     4,192,292
                                             -------------------------------------------------------------------------------------
Net assets at end of period                  $ 1,580,583     $ 7,203,781    $9,994,752    $ 184,369     $ 3,162,251   $ 4,437,070
                                             =====================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                              Short Term      Small        Strategic        U.S.         West Coast
                                                 REIT           Income      Cap Stock       Growth       Government        Equity
                                                 Fund            Fund         Fund         Portfolio   Securities Fund      Fund
                                            (Class 1) (1) *    (Class 1)    (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $       (150)   $   168,044   $   (13,252)  $   (10,947)  $    719,642     $   (91,816)
     Net realized gains (losses) from
         securities transactions                    3,848        (14,053)        2,511       (19,803)       (91,791)         34,815
     Change in net unrealized appreciation
         (depreciation) of investments                 63        (34,368)      488,822     2,786,975       (537,046)      2,813,545
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                          3,761        119,623       478,081     2,756,225         90,805       2,756,544
                                            ---------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                       0        521,478        38,877     1,831,983      1,398,115         499,766
     Cost of units redeemed                             0     (1,070,850)      (72,189)     (471,548)    (2,120,770)       (677,641)
     Annuity benefit payments                           0              0             0             0              0               0
     Net transfers                                 (3,309)     2,850,182       670,683     3,289,097      6,725,915       3,021,139
     Contract maintenance charge                        0           (705)         (252)       (4,188)        (4,823)         (2,657)
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions               (3,309)     2,300,105       637,119     4,645,344      5,998,437       2,840,607
                                            ---------------------------------------------------------------------------------------

Increase (decrease) in net assets                     452      2,419,728     1,115,200     7,401,569      6,089,242       5,597,151
Net assets at beginning of period                       0      2,038,212       482,497     6,316,415     13,912,635       5,088,442
                                            ---------------------------------------------------------------------------------------
Net assets at end of period                  $        452    $ 4,457,940   $ 1,597,697   $13,717,984   $ 20,001,877     $10,685,593
                                            =======================================================================================

      (1) For the period from October 1, 2003 (inception) to December 31, 2003.

      * Increase (decrease) relates to net assets retained in Variable Separate Account by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                           Conservative  Conservative
                                               Balanced      Balanced       Growth     Equity Income  Flexible Income      Growth
                                              Portfolio     Portfolio      Portfolio        Fund         Portfolio          Fund
                                              (Class 2)     (Class 2)      (Class 2)     (Class 2)       (Class 2)       (Class 2)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   247,643   $     7,321   $    67,898   $     47,820    $    118,291    $    (14,526)
     Net realized gains (losses) from
         securities transactions                 135,877        24,290        85,734         16,839          56,440          (4,930)
     Change in net unrealized appreciation
         (depreciation) of investments         9,381,180       531,127     4,811,520      1,818,888       1,959,825         239,366
                                             --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                     9,764,700       562,738     4,965,152      1,883,547       2,134,556         219,910
                                             --------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold             14,654,869     1,072,607     6,884,523        689,500       2,652,527          85,942
     Cost of units redeemed                   (3,650,256)     (107,343)   (1,483,043)      (254,477)       (788,917)        (39,563)
     Annuity benefit payments                          0             0             0              0               0               0
     Net transfers                            26,401,100     3,177,247     5,455,922      2,481,107      19,493,520         322,611
     Contract maintenance charge                 (11,747)         (865)       (5,526)        (2,077)         (4,544)           (250)
                                             --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions          37,393,966     4,141,646    10,851,876      2,914,053      21,352,586         368,740
                                             --------------------------------------------------------------------------------------

Increase (decrease) in net assets             47,158,666     4,704,384    15,817,028      4,797,600      23,487,142         588,650
Net assets at beginning of period             30,039,868     2,096,260    13,916,380      5,420,503       9,135,987         621,532
                                             --------------------------------------------------------------------------------------
Net assets at end of period                  $77,198,534   $ 6,800,644   $29,733,408   $ 10,218,103    $ 32,623,129    $  1,210,182
                                             ======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                           International    Mid Cap       Money
                                            Growth & Income     Income        Growth         Stock        Market          REIT
                                                 Fund            Fund          Fund          Fund          Fund           Fund
                                               (Class 2)       (Class 2)     (Class 2)     (Class 2)     (Class 2)   (Class 2) (1) *
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $     (10,457)   $   677,949   $       (727)  $  (14,570)  $   (44,315)   $         (2)
     Net realized gains (losses) from
         securities transactions                    3,195         46,529         (1,850)      (1,397)            0               4
     Change in net unrealized appreciation
         (depreciation) of investments            444,773        319,389         38,016      259,826             0              42
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                        437,511      1,043,867         35,439      243,859       (44,315)             44
                                            --------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                 119,098      3,014,062         10,456      129,561        35,989               0
     Cost of units redeemed                       (94,210)    (1,001,487)          (513)     (35,308)     (461,789)              0
     Annuity benefit payments                           0              0              0            0             0               0
     Net transfers                                922,855      9,787,430         22,751      499,174    (1,138,453)            315
     Contract maintenance charge                     (628)        (2,527)           (42)        (227)       (1,578)            (57)
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions              947,115     11,797,478         32,652      593,200    (1,565,831)            258
                                            --------------------------------------------------------------------------------------

Increase (decrease) in net assets               1,384,626     12,841,345         68,091      837,059    (1,610,146)            302
Net assets at beginning of period               1,300,502      8,189,881         93,445      676,899     4,680,826               0
                                            --------------------------------------------------------------------------------------
Net assets at end of period                 $   2,685,128    $21,031,226   $    161,536   $1,513,958   $ 3,070,680    $        302
                                            ======================================================================================

      (1) For the period from October 1, 2003 (inception) to December 31, 2003.

      * Increase (decrease) relates to net assets retained in Variable Separate Account by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                                     Nations
                                             Short Term      Small      Strategic         U.S.        West Coast      Asset
                                               Income      Cap Stock     Growth        Government       Equity      Allocation
                                                Fund          Fund      Portfolio   Securities Fund      Fund       Portfolio
                                              (Class 2)    (Class 2)    (Class 2)      (Class 2)       (Class 2)    (Class B)
                                            -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $    82,262   $   (8,134)  $  (15,815)   $    595,151    $   (48,008)  $     1,810
     Net realized gains (losses) from
         securities transactions                   (708)       1,031       49,158        (142,623)       (11,920)        3,828
     Change in net unrealized appreciation
         (depreciation) of investments            5,635      265,979    1,162,262        (451,365)     1,211,058       131,100
                                            ----------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                       87,189      258,876    1,195,605           1,163      1,151,130       136,738
                                            ----------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold             1,250,580      109,434    2,533,875       1,528,053        452,096       409,257
     Cost of units redeemed                    (135,376)     (40,064)     (85,271)       (683,409)      (218,675)      (45,574)
     Annuity benefit payments                         0            0            0               0              0             0
     Net transfers                            3,755,111      469,337    1,698,703       3,074,443      1,474,196       462,888
     Contract maintenance charge                   (382)        (120)      (1,115)         (5,482)        (1,080)          (84)
                                            ----------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions          4,869,933      538,587    4,146,192       3,913,605      1,706,537       826,487
                                            ----------------------------------------------------------------------------------

Increase (decrease) in net assets             4,957,122      797,463    5,341,797       3,914,768      2,857,667       963,225
Net assets at beginning of period             1,186,149      233,628    2,319,061      12,261,264      2,313,911       320,275
                                            ----------------------------------------------------------------------------------
Net assets at end of period                 $ 6,143,271   $1,031,091   $7,660,858    $ 16,176,032    $ 5,171,578   $ 1,283,500
                                            ==================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                       Nations
                                              Nations     Nations        Nations       Marsico       Nations      Nations
                                              Capital    High Yield   International    Focused       Marsico      Marsico
                                              Growth        Bond          Value        Equities      Growth     21st Century
                                             Portfolio   Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                             (Class B)   (Class B)      (Class B)     (Class B)     (Class B)    (Class B)
                                             -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $  (7,863)  $   803,603   $    (22,023)  $  (226,266)  $  (34,968)  $    (8,927)
     Net realized gains (losses) from
         securities transactions               (5,337)      181,481         (3,103)       (4,620)       2,139        31,301
     Change in net unrealized appreciation
         (depreciation) of investments        115,488     1,527,022      2,503,120     4,103,699      597,431       191,203
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                    102,288     2,512,106      2,477,994     3,872,813      564,602       213,577
                                            -------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold             381,814     5,389,644          8,654     7,165,869      612,075        83,988
     Cost of units redeemed                   (92,630)     (654,001)      (355,235)     (730,760)    (175,501)      (37,132)
     Annuity benefit payments                       0             0              0             0            0             0
     Net transfers                             21,767     3,692,512       (251,117)    5,717,105      620,297       303,293
     Contract maintenance charge                  (81)         (914)        (1,227)       (2,023)        (270)         (165)
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions          310,870     8,427,241       (598,925)   12,150,191    1,056,601       349,984
                                            -------------------------------------------------------------------------------

Increase (decrease) in net assets             413,158    10,939,347      1,879,069    16,023,004    1,621,203       563,561
Net assets at beginning of period             474,292     5,347,918      5,350,084     7,318,854    1,553,431       357,174
                                            -------------------------------------------------------------------------------
Net assets at end of period                 $ 887,450   $16,287,265   $  7,229,153   $23,341,858   $3,174,634   $   920,735
                                            ===============================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                               Nations
                                               Marsico       Nations      Nations
                                            International     MidCap       Small       Nations        Asset          Cash
                                            Opportunities     Growth      Company       Value       Allocation    Management
                                              Portfolio     Portfolio    Portfolio    Portfolio      Series         Series
                                              (Class B)     (Class B)    (Class B)    (Class B)     (Class A)      (Class A)
                                            ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $    (12,667)  $  (19,364)  $  (37,518)  $       53   $  1,780,706   $    (39,118)
     Net realized gains (losses) from
         securities transactions                   7,881        1,173      (45,944)     (14,546)    (3,242,948)    (1,039,582)
     Change in net unrealized appreciation
         (depreciation) of investments           362,067      313,741      808,271      634,701     16,844,375        761,673
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                       357,281      295,550      724,809      620,208     15,382,133       (317,027)
                                            ---------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                885,893      190,127      660,862      908,801        561,754        292,952
     Cost of units redeemed                      (33,982)     (58,607)     (95,632)    (213,086)   (10,977,109)   (17,252,868)
     Annuity benefit payments                          0            0            0            0       (352,213)      (229,049)
     Net transfers                               911,277      774,469      488,124      860,745      2,285,292     (1,043,474)
     Contract maintenance charge                    (120)        (203)        (313)        (277)       (35,327)       (17,197)
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions           1,763,068      905,786    1,053,041    1,556,183     (8,517,603)   (18,249,636)
                                            ---------------------------------------------------------------------------------

Increase (decrease) in net assets              2,120,349    1,201,336    1,777,850    2,176,391      6,864,530    (18,566,663)
Net assets at beginning of period                162,764      825,185    1,653,094    1,514,847     77,262,301     42,259,574
                                            ---------------------------------------------------------------------------------
Net assets at end of period                 $  2,283,113   $2,026,521   $3,430,944   $3,691,238   $ 84,126,831   $ 23,692,911
                                            =================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                            U.S.
                                                                                                        Government/
                                                              Growth-      High-Yield                    AAA-Rated       Asset
                                               Growth         Income          Bond      International   Securities     Allocation
                                               Series         Series         Series         Series        Series          Fund
                                              (Class A)      (Class A)      (Class A)     (Class A)      (Class A)      (Class 2)
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $ (5,901,383)  $  2,014,177   $ 3,475,381   $   (496,762)  $  2,407,479   $    679,271
     Net realized gains (losses) from
         securities transactions             (35,679,738)    (4,950,872)   (2,346,211)   (11,302,957)       107,329         23,246
     Change in net unrealized appreciation
         (depreciation) of investments       191,157,373    149,471,239     9,052,007     38,778,501     (1,906,536)     6,543,159
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                   149,576,252    146,534,544    10,181,177     26,978,782        608,272      7,245,676
                                            --------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold              3,731,056      4,278,136       449,290        978,499        336,598      4,184,949
     Cost of units redeemed                  (54,113,636)   (61,677,017)   (6,432,675)   (12,911,872)   (10,083,353)    (2,136,441)
     Annuity benefit payments                 (2,246,559)    (2,765,355)     (304,996)      (333,939)      (392,237)             0
     Net transfers                             1,226,682      2,407,781     1,489,879     (4,170,313)    (8,830,326)    42,621,919
     Contract maintenance charge                (220,292)      (240,766)      (23,498)       (44,976)       (27,349)       (14,462)
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions         (51,622,749)   (57,997,221)   (4,822,000)   (16,482,601)   (18,996,667)    44,655,965
                                            --------------------------------------------------------------------------------------

Increase (decrease) in net assets             97,953,503     88,537,323     5,359,177     10,496,181    (18,388,395)    51,901,641
Net assets at beginning of period            461,949,416    499,046,074    47,100,049    103,399,320     73,975,247     11,255,126
                                            --------------------------------------------------------------------------------------
Net assets at end of period                 $559,902,919   $587,583,397   $52,459,226   $113,895,501   $ 55,586,852   $ 63,156,767
                                            ======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                               Global                        Growth-          Growth        Mid Cap
                                               Growth          Growth        Income         and Income       Value
                                                Fund            Fund          Fund          Portfolio      Portfolio
                                              (Class 2)      (Class 2)      (Class 2)       (Class VC)    (Class VC)
                                            --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $   (275,481)  $   (868,715)  $     216,319   $   (203,810)  $   (180,300)
     Net realized gains (losses) from
         securities transactions                 198,356        318,802         237,672         62,202        436,131
     Change in net unrealized appreciation
         (depreciation) of investments         8,328,168     21,030,206      27,946,793     12,492,119      5,822,575
                                            -------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                     8,251,043     20,480,293      28,400,784     12,350,511      6,078,406
                                            -------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold             17,682,071     43,117,704      54,351,984     16,285,765      2,128,241
     Cost of units redeemed                   (1,334,894)    (3,996,919)     (4,507,905)    (1,997,918)    (1,961,900)
     Annuity benefit payments                          0         (1,670)         (1,441)             0           (655)
     Net transfers                            31,398,074    100,608,848     106,171,825     28,354,994     18,408,894
     Contract maintenance charge                  (4,791)       (18,150)        (27,469)       (14,787)        (9,900)
                                            -------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions          47,740,460    139,709,813     155,986,994     42,628,054     18,564,680
                                            -------------------------------------------------------------------------

Increase (decrease) in net assets             55,991,503    160,190,106     184,387,778     54,978,565     24,643,086
Net assets at beginning of period              5,341,576     12,902,924      21,685,563     19,890,469     14,682,783
                                            -------------------------------------------------------------------------
Net assets at end of period                 $ 61,333,079   $173,093,030   $ 206,073,341   $ 74,869,034   $ 39,325,869
                                            =========================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003

                                                                              Government
                                                 Asset         Capital            and                         Natural       Asset
                                              Allocation     Appreciation    Quality Bond      Growth        Resources   Allocation
                                               Portfolio      Portfolio        Portfolio     Portfolio       Portfolio    Portfolio
                                               (Class 1)      (Class 1)        (Class 1)     (Class 1)       (Class 1)    (Class 2)
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $   8,719,064  $  (15,129,916)  $ 13,168,969   $  (4,759,823)  $  (458,484)  $  122,895
     Net realized gains (losses) from
         securities transactions              (12,140,281)   (168,980,114)     4,857,513     (52,536,417)    3,471,568        8,673
     Change in net unrealized appreciation
         (depreciation) of investments        (39,308,729)   (106,649,186)    22,469,339     (58,068,768)   (1,165,393)    (389,583)
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                    (42,729,946)   (290,759,216)    40,495,821    (115,365,008)    1,847,691     (258,015)
                                            ---------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold               2,588,839       9,879,736      5,299,062       4,455,782       539,628    3,253,770
     Cost of units redeemed                   (45,721,660)   (102,091,997)   (70,557,518)    (39,285,213)   (7,433,071)     (52,499)
     Annuity benefit payments                    (358,696)       (444,849)      (263,333)       (155,766)      (22,332)           0
     Net transfers                            (23,668,299)   (109,702,160)   165,641,441     (28,673,144)   18,192,373    2,510,316
     Contract maintenance charge                 (188,032)       (470,906)      (168,300)       (184,785)      (29,715)        (254)
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions          (67,347,848)   (202,830,176)    99,951,352     (63,843,126)   11,246,883    5,711,333
                                            ---------------------------------------------------------------------------------------

Increase (decrease) in net assets            (110,077,794)   (493,589,392)   140,447,173    (179,208,133)   13,094,574    5,453,318
Net assets at beginning of period             493,103,920   1,282,089,364    490,147,870     506,246,265    56,619,278      584,782
                                            ---------------------------------------------------------------------------------------
Net assets at end of period                 $ 383,026,126  $  788,499,972   $630,595,043   $ 327,038,132   $69,713,852   $6,038,100
                                            =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                            Government
                                               Capital         and                         Natural         Asset         Capital
                                             Appreciation  Quality Bond      Growth       Resources     Allocation     Appreciation
                                              Portfolio      Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                              (Class 2)      (Class 2)      (Class 2)     (Class 2)    (Class 3) (1)  (Class 3) (1)
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $   (599,024)  $  1,598,943   $   (245,431)  $   (20,576)  $       (445)  $     (5,709)
     Net realized gains (losses) from
         securities transactions                (752,924)        74,109       (571,124)      114,920             17            515
     Change in net unrealized appreciation
         (depreciation) of investments        (8,461,287)     2,303,092     (4,322,660)     (151,000)          (232)       (74,900)
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                    (9,813,235)     3,976,144     (5,139,215)      (56,656)          (660)       (80,094)
                                            --------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold             27,092,830     31,007,893     14,354,470     2,383,484        256,839      4,144,976
     Cost of units redeemed                   (1,750,895)    (2,890,210)    (1,626,306)     (140,245)           (10)        (5,131)
     Annuity benefit payments                          0              0              0             0              0              0
     Net transfers                            26,928,381     49,301,549     13,957,555     3,386,080           (384)       603,912
     Contract maintenance charge                  (5,122)        (5,610)        (2,245)         (662)             0              0
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions          52,265,194     77,413,622     26,683,474     5,628,657        256,445      4,743,757
                                            --------------------------------------------------------------------------------------

Increase (decrease) in net assets             42,451,959     81,389,766     21,544,259     5,572,001        255,785      4,663,663
Net assets at beginning of period             13,819,885     15,586,265      7,573,659       745,701              0              0
                                            --------------------------------------------------------------------------------------
Net assets at end of period                 $ 56,271,844   $ 96,976,031   $ 29,117,918   $ 6,317,702   $    255,785   $  4,663,663
                                            ======================================================================================

      (1) For the period from September 30, 2002 (inception) to December 31,
          2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                           Government
                                                                              and                                  Natural
                                                                          Quality Bond          Growth            Resources
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       (10,439)   $        (3,690)   $          (171)
     Net realized gains (losses) from
         securities transactions                                                      81                916                 96
     Change in net unrealized appreciation
         (depreciation) of investments                                            99,282             (4,153)             5,300
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                        88,924             (6,927)             5,225
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              6,638,377          2,035,587            110,040
     Cost of units redeemed                                                       (7,297)            (1,163)              (305)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                               910,716            191,921             61,216
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           7,541,796          2,226,345            170,951
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                              7,630,720          2,219,418            176,176
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     7,630,720    $     2,219,418    $       176,176
                                                                         =====================================================

                                                                           Aggressive          Alliance           Blue Chip
                                                                             Growth             Growth             Growth
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $    (2,199,872)   $   (15,848,784)   $      (283,584)
     Net realized gains (losses) from
         securities transactions                                             (75,609,893)      (289,897,752)        (3,942,039)
     Change in net unrealized appreciation
         (depreciation) of investments                                        22,849,423       (202,499,334)        (4,171,910)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                   (54,960,342)      (508,245,870)        (8,397,533)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              2,015,448         10,297,922            675,962
     Cost of units redeemed                                                  (17,531,034)      (120,424,133)        (1,778,206)
     Annuity benefit payments                                                    (57,258)          (653,762)            (1,542)
     Net transfers                                                           (43,499,649)      (221,313,177)           656,233
     Contract maintenance charge                                                (110,312)          (702,551)           (10,369)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions         (59,182,805)      (332,795,701)          (457,922)
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                           (114,143,147)      (841,041,571)        (8,855,455)
Net assets at beginning of period                                            241,620,812      1,711,659,087         26,966,192
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   127,477,665    $   870,617,516    $    18,110,737
                                                                         =====================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                                    Davis
                                                                              Cash             Corporate           Venture
                                                                            Management           Bond               Value
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $     5,970,325    $     9,733,063    $   (16,772,942)
     Net realized gains (losses) from
         securities transactions                                              (6,240,171)        (1,497,814)       (65,103,153)
     Change in net unrealized appreciation
         (depreciation) of investments                                          (372,363)         3,192,678       (290,011,168)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                      (642,209)        11,427,927       (371,887,263)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              6,810,402          1,717,010         14,346,003
     Cost of units redeemed                                                 (144,209,688)       (25,523,831)      (172,525,248)
     Annuity benefit payments                                                   (286,088)           (95,730)          (682,370)
     Net transfers                                                            23,677,933          6,309,244       (139,342,784)
     Contract maintenance charge                                                (108,513)           (65,123)          (829,006)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions        (114,115,954)       (17,658,430)      (299,033,405)
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                           (114,758,163)        (6,230,503)      (670,920,668)
Net assets at beginning of period                                            421,899,357        216,560,752      2,129,293,163
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   307,141,194    $   210,330,249    $ 1,458,372,495
                                                                         =====================================================

                                                                                                                  Federated
                                                                            "Dogs" of          Emerging            American
                                                                           Wall Street          Markets            Leaders
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       271,771    $      (903,205)   $      (908,852)
     Net realized gains (losses) from
         securities transactions                                              (2,586,493)        (6,189,051)       (11,524,991)
     Change in net unrealized appreciation
         (depreciation) of investments                                        (8,537,645)            14,226        (34,337,720)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                   (10,852,367)        (7,078,030)       (46,771,563)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                788,377            507,299          1,715,655
     Cost of units redeemed                                                  (10,298,641)        (7,092,990)       (19,718,193)
     Annuity benefit payments                                                     (8,718)           (20,579)           (62,332)
     Net transfers                                                            14,236,623          5,278,518          6,023,025
     Contract maintenance charge                                                 (47,472)           (38,389)           (84,066)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           4,670,169         (1,366,141)       (12,125,911)
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                             (6,182,198)        (8,444,171)       (58,897,474)
Net assets at beginning of period                                             96,213,062         66,192,705        222,847,450
                                                                         -----------------------------------------------------
Net assets at end of period                                              $    90,030,864    $    57,748,534    $   163,949,976
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                                  Goldman
                                                                             Global             Global             Sachs
                                                                              Bond             Equities           Research
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       112,377    $    (4,243,185)   $      (370,835)
     Net realized gains (losses) from
         securities transactions                                                 435,770        (89,375,323)        (8,043,924)
     Change in net unrealized appreciation
         (depreciation) of investments                                         4,185,693         (1,883,455)          (688,833)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                     4,733,840        (95,501,963)        (9,103,592)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                719,495          2,141,333            330,594
     Cost of units redeemed                                                  (13,664,912)       (28,183,196)        (1,730,255)
     Annuity benefit payments                                                    (39,985)          (161,525)            (2,441)
     Net transfers                                                            (6,135,082)       (45,240,264)         7,092,185
     Contract maintenance charge                                                 (33,565)          (133,352)            (8,691)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions         (19,154,049)       (71,577,004)         5,681,392
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                            (14,420,209)      (167,078,968)        (3,422,200)
Net assets at beginning of period                                            123,904,152        370,629,037         27,549,026
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   109,483,943    $   203,550,069    $    24,126,826
                                                                         =====================================================


                                                                             Growth-            Growth           High-Yield
                                                                             Income          Opportunities          Bond
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $    (7,162,755)   $      (316,553)   $    23,711,755
     Net realized gains (losses) from
         securities transactions                                             (63,414,569)       (10,755,689)       (40,409,708)
     Change in net unrealized appreciation
         (depreciation) of investments                                      (186,261,263)        (1,215,787)         3,063,571
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                  (256,838,587)       (12,288,029)       (13,634,382)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              8,017,444            379,290          1,519,565
     Cost of units redeemed                                                 (102,691,396)        (1,986,948)       (25,037,329)
     Annuity benefit payments                                                   (575,366)            (1,329)          (108,619)
     Net transfers                                                          (120,125,319)        (5,452,446)        12,057,816
     Contract maintenance charge                                                (460,296)           (13,047)           (71,389)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions        (215,834,933)        (7,074,480)       (11,639,956)
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                           (472,673,520)       (19,362,509)       (25,274,338)
Net assets at beginning of period                                          1,225,678,038         32,083,452        218,429,272
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   753,004,518    $    12,720,943    $   193,154,934
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                          International
                                                                           Diversified       International        Marsico
                                                                            Equities        Growth & Income        Growth
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $    (2,677,045)   $    (2,069,998)   $      (494,740)
     Net realized gains (losses) from
         securities transactions                                             (47,616,897)       (38,915,359)          (442,674)
     Change in net unrealized appreciation
         (depreciation) of investments                                        (6,180,772)        (9,800,857)        (5,714,450)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                   (56,474,714)       (50,786,214)        (6,651,864)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,414,692          1,633,779            447,476
     Cost of units redeemed                                                  (16,123,320)       (19,129,390)        (3,444,564)
     Annuity benefit payments                                                    (85,514)           (64,400)              (151)
     Net transfers                                                           (16,293,609)        (7,784,315)        42,241,156
     Contract maintenance charge                                                 (74,497)           (83,568)           (12,101)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions         (31,162,248)       (25,427,894)        39,231,816
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                            (87,636,962)       (76,214,108)        32,579,952
Net assets at beginning of period                                            215,943,512        239,094,318         12,891,866
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   128,306,550    $   162,880,210    $    45,471,818
                                                                         =====================================================

                                                                              MFS
                                                                          Massachusetts          MFS
                                                                            Investors           Mid-Cap             MFS
                                                                              Trust             Growth          Total Return
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $    (1,881,714)   $    (2,665,240)   $     2,222,265
     Net realized gains (losses) from
         securities transactions                                             (24,673,086)       (81,592,844)         4,595,234
     Change in net unrealized appreciation
         (depreciation) of investments                                       (37,581,154)       (46,522,481)       (38,445,895)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                   (64,135,954)      (130,780,565)       (31,628,396)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              2,384,551          2,613,349          7,234,316
     Cost of units redeemed                                                  (25,390,492)       (16,308,738)       (42,472,962)
     Annuity benefit payments                                                    (90,751)           (28,498)          (100,497)
     Net transfers                                                           (14,308,713)       (26,237,731)       125,264,490
     Contract maintenance charge                                                (117,452)           (90,261)          (172,242)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions         (37,522,857)       (40,051,879)        89,753,105
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                           (101,658,811)      (170,832,444)        58,124,709
Net assets at beginning of period                                            301,165,214        280,925,844        421,206,266
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   199,506,403    $   110,093,400    $   479,330,975
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)


                                                                             Putnam
                                                                             Growth:             Real            SunAmerica
                                                                             Voyager            Estate            Balanced
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $    (4,448,788)   $     1,065,858    $     2,368,412
     Net realized gains (losses) from
         securities transactions                                             (61,791,847)         1,209,095        (23,199,714)
     Change in net unrealized appreciation
         (depreciation) of investments                                       (43,523,689)          (306,358)       (30,374,100)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                  (109,764,324)         1,968,595        (51,205,402)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              2,516,543            741,231          2,318,761
     Cost of units redeemed                                                  (30,810,088)        (9,968,101)       (26,010,468)
     Annuity benefit payments                                                   (141,063)           (27,522)          (105,013)
     Net transfers                                                           (56,876,784)        17,982,989        (46,777,242)
     Contract maintenance charge                                                (173,618)           (35,103)          (156,174)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions         (85,485,010)         8,693,494        (70,730,136)
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                           (195,249,334)        10,662,089       (121,935,538)
Net assets at beginning of period                                            435,653,875         81,333,161        337,548,695
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   240,404,541    $    91,995,250    $   215,613,157
                                                                         =====================================================

                                                                                                Telecom           Worldwide
                                                                            Technology          Utility          High Income
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $      (368,153)   $     3,838,269    $     8,396,306
     Net realized gains (losses) from
         securities transactions                                             (22,194,130)       (14,270,258)       (10,438,916)
     Change in net unrealized appreciation
         (depreciation) of investments                                         3,591,611         (6,102,678)           119,823
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                   (18,970,672)       (16,534,667)        (1,922,787)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                576,676            236,498            373,082
     Cost of units redeemed                                                   (1,846,010)        (5,955,883)        (8,226,752)
     Annuity benefit payments                                                     (3,995)           (23,884)           (20,844)
     Net transfers                                                              (471,033)        (2,331,817)        (4,791,446)
     Contract maintenance charge                                                 (13,024)           (25,697)           (29,667)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions          (1,757,386)        (8,100,783)       (12,695,627)
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                            (20,728,058)       (24,635,450)       (14,618,414)
Net assets at beginning of period                                             37,936,739         69,815,226         80,044,651
                                                                         -----------------------------------------------------
Net assets at end of period                                              $    17,208,681    $    45,179,776    $    65,426,237
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                            Aggressive         Alliance           Blue Chip
                                                                             Growth             Growth             Growth
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       (62,543)   $      (385,245)   $       (58,808)
     Net realized gains (losses) from
         securities transactions                                                (241,026)        (1,277,665)          (227,241)
     Change in net unrealized appreciation
         (depreciation) of investments                                        (1,124,829)        (9,351,813)        (1,286,265)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                    (1,428,398)       (11,014,723)        (1,572,314)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              2,919,024         17,458,640          3,790,356
     Cost of units redeemed                                                     (237,389)        (1,304,855)          (234,995)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                             2,995,964         18,252,644          2,896,191
     Contract maintenance charge                                                    (809)            (5,295)              (708)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           5,676,790         34,401,134          6,450,844
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                              4,248,392         23,386,411          4,878,530
Net assets at beginning of period                                              2,014,020         13,496,477          1,634,321
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     6,262,412    $    36,882,888    $     6,512,851
                                                                         =====================================================

                                                                              Cash             Corporate           Davis
                                                                            Management           Bond           Venture Value
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       770,776    $     1,214,117    $      (483,992)
     Net realized gains (losses) from
         securities transactions                                                (476,285)          (197,233)          (681,234)
     Change in net unrealized appreciation
         (depreciation) of investments                                          (406,452)           273,060         (9,554,922)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                      (111,961)         1,289,944        (10,720,148)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                             33,284,125         11,179,636         35,397,607
     Cost of units redeemed                                                   (5,772,811)          (999,518)        (3,036,326)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                             4,711,832         13,982,415         41,651,479
     Contract maintenance charge                                                  (3,066)            (1,899)            (8,247)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions          32,220,080         24,160,634         74,004,513
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                             32,108,119         25,450,578         63,284,365
Net assets at beginning of period                                             11,379,221          6,289,279         19,095,419
                                                                         -----------------------------------------------------
Net assets at end of period                                              $    43,487,340    $    31,739,857    $    82,379,784
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                                  Federated
                                                                            "Dogs" of           Emerging          American
                                                                           Wall Street          Markets            Leaders
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        36,589    $       (29,049)   $       (29,043)
     Net realized gains (losses) from
         securities transactions                                                (230,198)          (138,735)          (377,607)
     Change in net unrealized appreciation
         (depreciation) of investments                                          (616,562)          (159,902)        (1,978,761)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                      (810,171)          (327,686)        (2,385,411)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              3,647,063          1,712,678          5,779,721
     Cost of units redeemed                                                     (340,369)          (147,510)          (495,718)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                             5,272,800          1,440,328          7,236,763
     Contract maintenance charge                                                    (756)              (326)            (1,602)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           8,578,738          3,005,170         12,519,164
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                              7,768,567          2,677,484         10,133,753
Net assets at beginning of period                                              1,792,478            339,882          3,951,705
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     9,561,045    $     3,017,366    $    14,085,458
                                                                         =====================================================

                                                                            Foreign             Global             Global
                                                                             Value              Bond              Equities
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 2) (2)        (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $         2,100    $        23,296    $       (95,871)
     Net realized gains (losses) from
         securities transactions                                                     200             93,900           (473,926)
     Change in net unrealized appreciation
         (depreciation) of investments                                           (32,987)           180,258         (1,343,814)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                       (30,687)           297,454         (1,913,611)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,755,995          3,281,794          3,580,207
     Cost of units redeemed                                                         (666)          (283,444)          (244,448)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                               653,704          4,019,700          5,121,534
     Contract maintenance charge                                                     (25)              (510)              (677)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           2,409,008          7,017,540          8,456,616
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                              2,378,321          7,314,994          6,543,005
Net assets at beginning of period                                                      0          1,616,948          1,947,764
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     2,378,321    $     8,931,942    $     8,490,769
                                                                         =====================================================

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)


                                                                          Goldman Sachs         Growth-            Growth
                                                                            Research            Income          Opportunities
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       (38,446)   $      (134,020)   $       (33,842)
     Net realized gains (losses) from
         securities transactions                                                (329,462)          (704,067)          (520,324)
     Change in net unrealized appreciation
         (depreciation) of investments                                          (345,989)        (5,378,801)          (551,597)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                      (713,897)        (6,216,888)        (1,105,763)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,538,798         13,318,924          1,635,407
     Cost of units redeemed                                                     (150,677)          (998,485)          (128,294)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                             1,421,847         16,378,298          1,749,482
     Contract maintenance charge                                                    (343)            (3,244)              (520)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           2,809,625         28,695,493          3,256,075
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                              2,095,728         22,478,605          2,150,312
Net assets at beginning of period                                              1,295,288          8,786,080            718,699
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     3,391,016    $    31,264,685    $     2,869,011
                                                                         =====================================================

                                                                                             International      International
                                                                           High-Yield         Diversified          Growth
                                                                              Bond             Equities            & Income
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $     1,512,091    $       (63,734)   $       (76,364)
     Net realized gains (losses) from
         securities transactions                                                (596,891)          (759,344)          (981,674)
     Change in net unrealized appreciation
         (depreciation) of investments                                        (1,382,948)          (468,858)          (934,963)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                      (467,748)        (1,291,936)        (1,993,001)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              6,745,630          3,129,343          6,029,865
     Cost of units redeemed                                                     (475,901)          (114,413)          (531,281)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                             6,774,786          3,396,246          6,120,782
     Contract maintenance charge                                                    (818)              (373)              (807)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions          13,043,697          6,410,803         11,618,559
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                             12,575,949          5,118,867          9,625,558
Net assets at beginning of period                                              2,942,789          1,188,206          2,600,162
                                                                         -----------------------------------------------------
Net assets at end of period                                              $    15,518,738    $     6,307,073    $    12,225,720
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                 MFS
                                                                                             Massachusetts
                                                                              Marsico          Investors         MFS Mid-Cap
                                                                              Growth             Trust             Growth
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $      (158,087)   $       (59,487)   $      (253,795)
     Net realized gains (losses) from
         securities transactions                                                 (75,391)          (225,459)        (1,299,048)
     Change in net unrealized appreciation
         (depreciation) of investments                                        (1,785,121)        (2,115,650)        (8,245,967)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                    (2,018,599)        (2,400,596)        (9,798,810)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              6,518,195          7,054,270         12,419,514
     Cost of units redeemed                                                     (511,389)          (429,769)          (589,657)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                            10,710,631          7,176,702         12,384,142
     Contract maintenance charge                                                  (1,704)            (1,313)            (2,700)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions          16,715,733         13,799,890         24,211,299
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                             14,697,134         11,399,294         14,412,489
Net assets at beginning of period                                              2,952,250          3,480,310          7,931,301
                                                                         -----------------------------------------------------
Net assets at end of period                                              $    17,649,384    $    14,879,604    $    22,343,790
                                                                         =======================================================

                                                                                                Putnam
                                                                            MFS Total           Growth:             Real
                                                                              Return            Voyager            Estate
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       445,603    $       (94,283)   $       108,782
     Net realized gains (losses) from
         securities transactions                                                 549,422           (294,485)          (105,152)
     Change in net unrealized appreciation
         (depreciation) of investments                                        (4,789,509)        (1,674,623)           (46,963)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                    (3,794,484)        (2,063,391)           (43,333)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                             38,352,630          4,514,579          4,217,956
     Cost of units redeemed                                                   (3,202,815)          (439,779)          (224,523)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                            44,562,778          3,756,257          5,901,627
     Contract maintenance charge                                                  (7,323)            (1,003)              (784)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions          79,705,270          7,830,054          9,894,276
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                             75,910,786          5,766,663          9,850,943
Net assets at beginning of period                                             14,514,483          2,660,083          1,189,761
                                                                         -----------------------------------------------------
Net assets at end of period                                              $    90,425,269    $     8,426,746    $    11,040,704
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                           Small & Mid        SunAmerica
                                                                            Cap Value          Balanced          Technology
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 2) (2)        (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        (6,194)   $       173,553    $       (44,291)
     Net realized gains (losses) from
         securities transactions                                                   3,171           (149,312)          (422,533)
     Change in net unrealized appreciation
         (depreciation) of investments                                           100,371         (1,699,167)        (1,504,041)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                        97,348         (1,674,926)        (1,970,865)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,825,597          5,886,645          2,255,084
     Cost of units redeemed                                                      (22,979)          (456,330)          (211,875)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                             1,004,044          8,441,235          2,014,016
     Contract maintenance charge                                                     (29)            (1,805)              (511)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           2,806,633         13,869,745          4,056,714
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                              2,903,981         12,194,819          2,085,849
Net assets at beginning of period                                                      0          3,043,174          1,458,942
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     2,903,981    $    15,237,993    $     3,544,791
                                                                         =====================================================

                                                                             Telecom           Worldwide         Aggressive
                                                                             Utility          High Income          Growth
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)        (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       150,245    $       203,155    $          (149)
     Net realized gains (losses) from
         securities transactions                                                (166,528)           (80,831)                (1)
     Change in net unrealized appreciation
         (depreciation) of investments                                          (354,170)          (123,779)            (2,452)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                      (370,453)            (1,455)            (2,602)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                962,010          1,068,886            142,423
     Cost of units redeemed                                                      (90,158)           (62,637)              (239)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                               791,799            913,591              4,067
     Contract maintenance charge                                                    (262)              (143)                 0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           1,663,389          1,919,697            146,251
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                              1,292,936          1,918,242            143,649
Net assets at beginning of period                                                862,020            683,342                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     2,154,956    $     2,601,584    $       143,649
                                                                         =====================================================



(1) For the period from September 30, 2002 (inception) to December 31, 2002.
(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                            Alliance           Blue Chip            Cash
                                                                             Growth             Growth           Management
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        (2,676)   $          (244)   $        (6,327)
     Net realized gains (losses) from
         securities transactions                                                   2,635                (34)               257
     Change in net unrealized appreciation
         (depreciation) of investments                                           (65,412)            (7,288)             3,761
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                       (65,453)            (7,566)            (2,309)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,545,618            137,604          6,416,631
     Cost of units redeemed                                                       (1,203)                (3)           (19,683)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                               144,695             21,949           (504,200)
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           1,689,110            159,550          5,892,748
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                              1,623,657            151,984          5,890,439
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     1,623,657    $       151,984    $     5,890,439
                                                                         =====================================================

                                                                           Corporate            Davis             "Dogs" of
                                                                             Bond            Venture Value       Wall Street
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        (2,274)   $        (6,418)   $          (310)
     Net realized gains (losses) from
         securities transactions                                                      51                230                495
     Change in net unrealized appreciation
         (depreciation) of investments                                            42,857             29,783               (958)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                        40,634             23,595               (773)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,756,249          3,816,146            211,241
     Cost of units redeemed                                                         (937)            (3,649)              (201)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                               170,032            396,498             60,105
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           1,925,344          4,208,995            271,145
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                              1,965,978          4,232,590            270,372
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     1,965,978    $     4,232,590    $       270,372
                                                                         =====================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                              Federated
                                                                            Emerging           American           Foreign
                                                                            Markets             Leaders            Value
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $          (146)   $        (1,195)   $         2,426
     Net realized gains (losses) from
         securities transactions                                                       5                 22              1,706
     Change in net unrealized appreciation
         (depreciation) of investments                                            (1,150)           (19,258)            (6,558)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                        (1,291)           (20,431)            (2,426)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                104,272            857,234          2,466,954
     Cost of units redeemed                                                         (283)              (469)            (2,164)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                                25,161             47,090            228,124
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions             129,150            903,855          2,692,914
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                                127,859            883,424          2,690,488
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $       127,859    $       883,424    $     2,690,488
                                                                         =====================================================

                                                                             Global             Global          Goldman Sachs
                                                                              Bond              Equities          Research
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $          (461)   $          (210)   $           (70)
     Net realized gains (losses) from
         securities transactions                                                     181              1,076               (584)
     Change in net unrealized appreciation
         (depreciation) of investments                                             3,781             (4,530)              (692)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                         3,501             (3,664)            (1,346)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                197,247             91,443             39,635
     Cost of units redeemed                                                          (97)               (26)                (5)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                                87,659             28,205            (24,557)
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions             284,809            119,622             15,073
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                                288,310            115,958             13,727
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $       288,310    $       115,958    $        13,727
                                                                         =====================================================


(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                             Growth-            Growth           High-Yield
                                                                             Income          Opportunities          Bond
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        (1,814)   $          (326)   $        (1,444)
     Net realized gains (losses) from
         securities transactions                                                       4                  7                617
     Change in net unrealized appreciation
         (depreciation) of investments                                           (53,830)            (9,002)            14,102
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                       (55,640)            (9,321)            13,275
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,361,873            194,294          1,274,408
     Cost of units redeemed                                                       (1,483)               (51)              (376)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                               111,181             10,221             52,235
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           1,471,571            204,464          1,326,267
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                              1,415,931            195,143          1,339,542
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     1,415,931    $       195,143    $     1,339,542
                                                                         =====================================================

                                                                          International      International
                                                                           Diversified          Growth            Marsico
                                                                             Equities          & Income            Growth
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        (2,616)   $        (1,273)   $        (1,092)
     Net realized gains (losses) from
         securities transactions                                                     102              1,423                410
     Change in net unrealized appreciation
         (depreciation) of investments                                            20,611             (8,950)           (31,377)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                        18,097             (8,800)           (32,059)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,396,436            924,329            675,409
     Cost of units redeemed                                                         (896)              (956)              (140)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                                92,668             46,026            114,180
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           1,488,208            969,399            789,449
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                              1,506,305            960,599            757,390
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     1,506,305    $       960,599    $       757,390
                                                                         =====================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                              MFS
                                                                          Massachusetts          MFS
                                                                            Investors           Mid-Cap           MFS Total
                                                                              Trust             Growth             Return
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        (1,315)   $        (2,466)   $        (4,810)
     Net realized gains (losses) from
         securities transactions                                                     422                165               (417)
     Change in net unrealized appreciation
         (depreciation) of investments                                               278             (4,693)            (4,021)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                          (615)            (6,994)            (9,248)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                730,880          1,369,548          2,774,563
     Cost of units redeemed                                                         (500)            (1,019)           (36,093)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                                69,269            123,443            869,636
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions             799,649          1,491,972          3,608,106
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                                799,034          1,484,978          3,598,858
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $       799,034    $     1,484,978    $     3,598,858
                                                                         =====================================================

                                                                             Putnam
                                                                             Growth:             Real            Small & Mid
                                                                             Voyager            Estate            Cap Value
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $          (594)   $          (592)   $        (2,171)
     Net realized gains (losses) from
         securities transactions                                                     (79)               138                938
     Change in net unrealized appreciation
         (depreciation) of investments                                           (22,516)            11,846             49,142
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                       (23,189)            11,392             47,909
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                442,455            377,308          1,586,920
     Cost of units redeemed                                                         (204)              (450)            (1,034)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                                18,322             38,167            140,990
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions             460,573            415,025          1,726,876
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                                437,384            426,417          1,774,785
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $       437,384    $       426,417    $     1,774,785
                                                                         =====================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                              SunAmerica                         Telecom
                                                Balanced        Technology       Utility
                                               Portfolio         Portfolio      Portfolio
                                             (Class 3) (1)     (Class 3) (1)   (Class 3) (3) **
                                             --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $       (368)     $       (404)   $         (2)
     Net realized gains (losses) from
         securities transactions                      (35)           (4,015)             95
     Change in net unrealized appreciation
         (depreciation) of investments             (4,852)          (23,365)             18
                                             ----------------------------------------------
         Increase (decrease) in net assets
          from operations                          (5,255)          (27,784)            111
                                             ----------------------------------------------

From capital transactions:
     Net proceeds from units sold                 297,508           216,244             201
     Cost of units redeemed                          (476)             (376)              0
     Annuity benefit payments                           0                 0               0
     Net transfers                                 21,767            64,806              10
     Contract maintenance charge                        0                 0               0
                                             ----------------------------------------------
         Increase (decrease) in net assets
          from capital transactions               318,799           280,674             211
                                             ----------------------------------------------

Increase (decrease) in net assets                 313,544           252,890             322
Net assets at beginning of period                       0                 0               0
                                             ----------------------------------------------
Net assets at end of period                  $    313,544      $    252,890    $        322
                                             ==============================================

                                              Worldwide                              Emerging
                                             High Income             Comstock         Growth
                                              Portfolio              Portfolio       Portfolio
                                              (Class 3) (3) **      (Class II)      (Class II)
                                             --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $         (2)         $   (546,240)   $   (106,777)
     Net realized gains (losses) from
         securities transactions                       59            (1,520,648)       (275,987)
     Change in net unrealized appreciation
         (depreciation) of investments                 14            (9,147,273)     (2,549,452)
                                             --------------------------------------------------
         Increase (decrease) in net assets
          from operations                              71           (11,214,161)     (2,932,216)
                                             --------------------------------------------------

From capital transactions:
     Net proceeds from units sold                     229            16,585,307       5,096,153
     Cost of units redeemed                             0            (3,051,795)       (392,826)
     Annuity benefit payments                           0                  (311)              0
     Net transfers                                     10            58,727,885       7,322,902
     Contract maintenance charge                        0               (14,920)         (1,481)
                                             --------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions                   239            72,246,166      12,024,748
                                             --------------------------------------------------

Increase (decrease) in net assets                     310            61,032,006       9,092,532
Net assets at beginning of period                       0             8,039,411       1,582,599
                                             --------------------------------------------------
Net assets at end of period                  $        310          $ 69,071,417    $ 10,675,131
                                             ==================================================


(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(3) For the period from November 11, 2002 (inception) to December 31, 2002.

** Increase (decrease) relates to net assets retained in Variable Separate
   Account by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                              Growth and                     Conservative
                                                Income         Balanced        Balanced
                                              Portfolio        Portfolio       Portfolio
                                              (Class II)       (Class 1)       (Class 1)
                                             --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   (359,527)   $    195,739    $    (24,368)
     Net realized gains (losses) from
         securities transactions                 (337,002)       (337,751)         (3,150)
     Change in net unrealized appreciation
         (depreciation) of investments         (4,261,044)     (2,743,020)        (31,312)
                                             --------------------------------------------
         Increase (decrease) in net assets
          from operations                      (4,957,573)     (2,885,032)        (58,830)
                                             --------------------------------------------

From capital transactions:
     Net proceeds from units sold              11,595,247      14,830,734         301,911
     Cost of units redeemed                    (2,196,560)     (3,679,297)       (101,836)
     Annuity benefit payments                           0               0               0
     Net transfers                             47,387,825      39,345,938       4,356,285
     Contract maintenance charge                  (11,597)         (5,142)           (575)
                                             --------------------------------------------
         Increase (decrease) in net assets
          from capital transactions            56,774,915      50,492,233       4,555,785
                                             --------------------------------------------

Increase (decrease) in net assets              51,817,342      47,607,201       4,496,955
Net assets at beginning of period               2,854,121       8,649,750         796,457
                                             --------------------------------------------
Net assets at end of period                  $ 54,671,463    $ 56,256,951    $  5,293,412
                                             ============================================

                                             Conservative
                                                Growth          Equity Income   Flexible Income
                                               Portfolio            Fund           Portfolio
                                               (Class 1)         (Class 1)         (Class 1)
                                             --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)             $    278,422      $     27,612      $    (73,084)
     Net realized gains (losses) from
         securities transactions                  (342,528)         (106,203)          (26,237)
     Change in net unrealized appreciation
         (depreciation) of investments          (2,917,874)         (654,644)          283,914
                                             -------------------------------------------------
         Increase (decrease) in net assets
          from operations                       (2,981,980)         (733,235)          184,593
                                             -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                6,714,813         1,911,504         1,592,878
     Cost of units redeemed                     (1,538,095)         (370,350)       (1,304,038)
     Annuity benefit payments                            0                 0                 0
     Net transfers                              23,115,060         7,117,811        10,838,073
     Contract maintenance charge                    (3,359)           (1,142)           (1,699)
                                             -------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             28,288,419         8,657,823        11,125,214
                                             -------------------------------------------------

Increase (decrease) in net assets               25,306,439         7,924,588        11,309,807
Net assets at beginning of period                5,523,188         1,252,845         2,373,837
                                             -------------------------------------------------
Net assets at end of period                   $ 30,829,627      $  9,177,433      $ 13,683,644
                                             =================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                Growth        Growth & Income      Income
                                                 Fund              Fund             Fund
                                               (Class 1)         (Class 1)        (Class 1)
                                             -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   (10,620)       $   (17,720)     $    65,452
     Net realized gains (losses) from
         securities transactions                 (38,826)           (60,294)          (1,916)
     Change in net unrealized appreciation
         (depreciation) of investments          (208,498)          (464,725)         192,988
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from operations                       (257,944)          (542,739)         256,524
                                             -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                248,730            488,073          473,845
     Cost of units redeemed                      (59,939)          (152,246)         (92,704)
     Annuity benefit payments                          0                  0                0
     Net transfers                               732,150          2,599,554        3,902,943
     Contract maintenance charge                    (329)              (533)            (547)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from capital transactions              920,612          2,934,848        4,283,537
                                             -----------------------------------------------

Increase (decrease) in net assets                662,668          2,392,109        4,540,061
Net assets at beginning of period                297,497          1,005,104          756,730
                                             -----------------------------------------------
Net assets at end of period                  $   960,165        $ 3,397,213      $ 5,296,791
                                             ===============================================

                                             International
                                                Growth          Mid Cap Stock    Money Market
                                                 Fund               Fund             Fund
                                               (Class 1)          (Class 1)        (Class 1)
                                             ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $       (334)       $   (13,270)     $    (2,324)
     Net realized gains (losses) from
         securities transactions                       69              5,080                0
     Change in net unrealized appreciation
         (depreciation) of investments            (10,407)          (104,826)               0
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from operations                         (10,672)          (113,016)          (2,324)
                                             ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                  32,697            329,305          344,382
     Cost of units redeemed                        (1,962)          (108,866)        (403,573)
     Annuity benefit payments                           0                  0                0
     Net transfers                                 51,399          1,043,364        3,799,510
     Contract maintenance charge                      (33)              (386)            (731)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions                82,101          1,263,417        3,739,588
                                             ------------------------------------------------

Increase (decrease) in net assets                  71,429          1,150,401        3,737,264
Net assets at beginning of period                  24,920            394,646          455,028
                                             ------------------------------------------------
Net assets at end of period                  $     96,349        $ 1,545,047      $ 4,192,292
                                             ================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                              Short Term                          Strategic
                                                Income       Small Cap Stock       Growth
                                                 Fund             Fund            Portfolio
                                              (Class 1)         (Class 1)         (Class 1)
                                             ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     11,635      $     (4,627)     $     97,813
     Net realized gains (losses) from
         securities transactions                     (414)            6,078          (104,751)
     Change in net unrealized appreciation
         (depreciation) of investments             46,197          (170,624)         (866,332)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from operations                          57,418          (169,173)         (873,270)
                                             ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                 258,832           149,143         2,193,967
     Cost of units redeemed                      (164,821)          (25,544)         (127,911)
     Annuity benefit payments                           0                 0                 0
     Net transfers                              1,765,320           387,461         3,908,093
     Contract maintenance charge                     (156)              (38)           (1,374)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             1,859,175           511,022         5,972,775
                                             ------------------------------------------------

Increase (decrease) in net assets               1,916,593           341,849         5,099,505
Net assets at beginning of period                 121,619           140,648         1,216,910
                                             ------------------------------------------------
Net assets at end of period                  $  2,038,212      $    482,497      $  6,316,415
                                             ================================================

                                                                  West Coast
                                             U.S. Government        Equity        Balanced
                                             Securities Fund         Fund         Portfolio
                                                (Class 1)          (Class 1)      (Class 2)
                                             ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $      114,646      $    (28,353)   $     96,233
     Net realized gains (losses) from
         securities transactions                     17,167           (30,651)       (144,311)
     Change in net unrealized appreciation
         (depreciation) of investments              351,062          (664,918)     (1,415,679)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from operations                           482,875          (723,922)     (1,463,757)
                                             ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                 1,459,695         1,520,761       8,476,343
     Cost of units redeemed                        (939,865)         (185,596)     (1,206,730)
     Annuity benefit payments                             0                 0               0
     Net transfers                               11,272,460         3,679,185      22,783,157
     Contract maintenance charge                     (1,438)             (647)         (1,832)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions              11,790,852         5,013,703      30,050,938
                                             ------------------------------------------------

Increase (decrease) in net assets                12,273,727         4,289,781      28,587,181
Net assets at beginning of period                 1,638,908           798,661       1,452,687
                                             ------------------------------------------------
Net assets at end of period                  $   13,912,635      $  5,088,442    $ 30,039,868
                                             ================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                             Conservative      Conservative
                                               Balanced           Growth        Equity Income
                                               Portfolio         Portfolio           Fund
                                               (Class 2)         (Class 2)        (Class 2)
                                             ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (10,964)     $    129,870      $     17,306
     Net realized gains (losses) from
         securities transactions                  (23,793)         (156,758)          (66,381)
     Change in net unrealized appreciation
         (depreciation) of investments             (1,159)       (1,331,377)         (461,812)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from operations                         (35,916)       (1,358,265)         (510,887)
                                             ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                 356,650         4,897,584         1,673,374
     Cost of units redeemed                       (42,642)         (333,541)         (121,848)
     Annuity benefit payments                           0                 0                 0
     Net transfers                              1,613,773         9,583,862         4,016,086
     Contract maintenance charge                     (823)             (176)             (279)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             1,926,958        14,147,729         5,567,333
                                             ------------------------------------------------

Increase (decrease) in net assets               1,891,042        12,789,464         5,056,446
Net assets at beginning of period                 205,218         1,126,916           364,057
                                             ------------------------------------------------
Net assets at end of period                  $  2,096,260      $ 13,916,380      $  5,420,503
                                             ================================================

                                             Flexible Income       Growth       Growth & Income
                                                Portfolio           Fund             Fund
                                                (Class 2)         (Class 2)        (Class 2)
                                             --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     (40,313)     $     (7,408)     $     (7,401)
     Net realized gains (losses) from
         securities transactions                    (2,089)          (23,661)          (26,308)
     Change in net unrealized appreciation
         (depreciation) of investments             191,908          (129,523)         (163,820)
                                             -------------------------------------------------
         Increase (decrease) in net assets
          from operations                          149,506          (160,592)         (197,529)
                                             -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                  942,880           174,816           195,695
     Cost of units redeemed                       (263,163)          (33,443)          (60,107)
     Annuity benefit payments                            0                 0                 0
     Net transfers                               8,125,550           609,341         1,251,000
     Contract maintenance charge                      (495)              (45)              (76)
                                             -------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions              8,804,772           750,669         1,386,512
                                             -------------------------------------------------

Increase (decrease) in net assets                8,954,278           590,077         1,188,983
Net assets at beginning of period                  181,709            31,455           111,519
                                             -------------------------------------------------
Net assets at end of period                  $   9,135,987      $    621,532      $  1,300,502
                                             =================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                           International                                 Short Term       Small
                                               Income         Growth      Mid Cap Stock   Money Market     Income       Cap Stock
                                                Fund           Fund           Fund            Fund          Fund           Fund
                                              (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                             -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    53,276    $       (80)   $    (6,112)   $   (16,685)   $    12,758   $    (3,369)
     Net realized gains (losses) from
         securities transactions                  (1,924)        (3,787)         6,061              0         (1,629)        2,262
     Change in net unrealized appreciation
         (depreciation) of investments           276,815        (14,071)       (52,141)             0         18,147      (129,534)
                                             -------------------------------------------------------------------------------------
         Increase (decrease) in net assets
          from operations                        328,167        (17,938)       (52,192)       (16,685)        29,276      (130,641)
                                             -------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold              1,198,453         71,135        210,229         89,168        429,912        82,773
     Cost of units redeemed                     (201,364)          (822)       (17,903)      (271,769)       (17,276)      (14,362)
     Annuity benefit payments                          0              0              0              0              0             0
     Net transfers                             6,503,183         41,046        500,111      4,691,590        724,335       262,610
     Contract maintenance charge                    (396)            (7)           (52)          (710)          (126)          (32)
                                             -------------------------------------------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions            7,499,876        111,352        692,385      4,508,279      1,136,845       330,989
                                             -------------------------------------------------------------------------------------

Increase (decrease) in net assets              7,828,043         93,414        640,193      4,491,594      1,166,121       200,348
Net assets at beginning of period                361,838             31         36,706        189,232         20,028        33,280
                                             -------------------------------------------------------------------------------------
Net assets at end of period                  $ 8,189,881    $    93,445    $   676,899    $ 4,680,826    $ 1,186,149   $   233,628
                                             =====================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                               Strategic                          West Coast
                                                Growth       U.S. Government        Equity
                                               Portfolio     Securities Fund         Fund
                                               (Class 2)        (Class 2)          (Class 2)
                                             ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     28,195      $     77,614      $    (13,200)
     Net realized gains (losses) from
         securities transactions                  (55,487)           12,985           (58,832)
     Change in net unrealized appreciation
         (depreciation) of investments           (272,895)          264,244          (327,812)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from operations                        (300,187)          354,843          (399,844)
                                             ------------------------------------------------

From capital transactions:
     Net proceeds from units sold               1,082,196         1,062,291         1,052,859
     Cost of units redeemed                       (51,862)         (241,544)          (44,989)
     Annuity benefit payments                           0                 0                 0
     Net transfers                              1,270,045        10,333,082         1,647,687
     Contract maintenance charge                     (109)           (1,108)             (129)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             2,300,270        11,152,721         2,655,428
                                             ------------------------------------------------

Increase (decrease) in net assets               2,000,083        11,507,564         2,255,584
Net assets at beginning of period                 318,978           753,700            58,327
                                             ------------------------------------------------
Net assets at end of period                  $  2,319,061      $ 12,261,264      $  2,313,911
                                             ================================================

                                               Nations        Nations           Nations
                                                Asset         Capital         High Yield
                                              Allocation       Growth            Bond
                                              Portfolio       Portfolio        Portfolio
                                              (Class B)       (Class B)        (Class B)
                                             --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $      1,100    $     (6,183)   $    313,359
     Net realized gains (losses) from
         securities transactions                  (12,337)        (74,321)        (39,154)
     Change in net unrealized appreciation
         (depreciation) of investments            (34,600)        (73,906)       (219,016)
                                             --------------------------------------------
         Increase (decrease) in net assets
          from operations                         (45,837)       (154,410)         55,189
                                             --------------------------------------------

From capital transactions:
     Net proceeds from units sold                  91,862           9,582       2,397,080
     Cost of units redeemed                       (14,101)        (15,262)       (156,305)
     Annuity benefit payments                           0               0               0
     Net transfers                                223,612         239,885       1,835,930
     Contract maintenance charge                      (32)            (70)           (246)
                                             --------------------------------------------
         Increase (decrease) in net assets
          from capital transactions               301,341         234,135       4,076,459
                                             --------------------------------------------

Increase (decrease) in net assets                 255,504          79,725       4,131,648
Net assets at beginning of period                  64,771         394,567       1,216,270
                                             --------------------------------------------
Net assets at end of period                  $    320,275    $    474,292    $  5,347,918
                                             ============================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                              Nations                                       Nations
                                                Nations       Marsico        Nations        Nations         Marsico       Nations
                                             International    Focused        Marsico        Marsico      International    MidCap
                                                 Value       Equities        Growth       21st Century   Opportunities    Growth
                                               Portfolio     Portfolio      Portfolio      Portfolio       Portfolio     Portfolio
                                               (Class B)     (Class B)      (Class B)      (Class B)       (Class B)     (Class B)
                                             --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    17,280    $   (65,772)   $   (21,608)   $    (5,407)    $      (877)  $    (8,921)
     Net realized gains (losses) from
         securities transactions                 (13,899)       (45,991)       (17,006)           767             (73)      (36,929)
     Change in net unrealized appreciation
         (depreciation) of investments          (967,356)      (874,999)      (240,260)       (26,386)         (5,269)     (173,091)
                                             --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
          from operations                       (963,975)      (986,762)      (278,874)       (31,026)         (6,219)     (218,941)
                                             --------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold              3,173,103      4,210,583        142,098         27,540          81,904       262,537
     Cost of units redeemed                     (143,534)      (184,730)      (115,510)       (14,085)           (316)      (34,134)
     Annuity benefit payments                          0              0              0              0               0             0
     Net transfers                             1,927,581      2,922,076        840,210         74,949          76,802       509,584
     Contract maintenance charge                    (257)          (411)          (175)           (56)            (39)          (97)
                                             --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions            4,956,893      6,947,518        866,623         88,348         158,351       737,890
                                             --------------------------------------------------------------------------------------

Increase (decrease) in net assets              3,992,918      5,960,756        587,749         57,322         152,132       518,949
Net assets at beginning of period              1,357,166      1,358,098        965,682        299,852          10,632       306,236
                                             --------------------------------------------------------------------------------------
Net assets at end of period                  $ 5,350,084    $ 7,318,854    $ 1,553,431    $   357,174     $   162,764   $   825,185
                                             ======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                Nations
                                                 Small           Nations           Asset
                                                Company           Value          Allocation
                                               Portfolio        Portfolio          Series
                                               (Class B)        (Class B)        (Class A)
                                             -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     (16,514)   $      (8,984)   $   2,018,674
     Net realized gains (losses) from
         securities transactions                   (31,981)         (87,266)      (3,765,085)
     Change in net unrealized appreciation
         (depreciation) of investments            (330,592)        (270,920)     (10,613,737)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from operations                         (379,087)        (367,170)     (12,360,148)
                                             -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                  426,876          217,815        1,100,862
     Cost of units redeemed                        (40,132)        (108,377)     (10,800,877)
     Annuity benefit payments                            0                0         (405,304)
     Net transfers                               1,151,280          546,215        1,662,472
     Contract maintenance charge                       (93)            (242)         (38,724)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from capital transactions              1,537,931          655,411       (8,481,571)
                                             -----------------------------------------------

Increase (decrease) in net assets                1,158,844          288,241      (20,841,719)
Net assets at beginning of period                  494,250        1,226,606       98,104,020
                                             -----------------------------------------------
Net assets at end of period                  $   1,653,094    $   1,514,847    $  77,262,301
                                             ===============================================

                                                 Cash                             Growth-
                                               Management         Growth          Income
                                                 Series           Series          Series
                                               (Class A)        (Class A)        (Class A)
                                             -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     742,780    $  (6,668,519)   $   1,869,726
     Net realized gains (losses) from
         securities transactions                (1,290,185)     (73,006,380)     (20,672,333)
     Change in net unrealized appreciation
         (depreciation) of investments             380,791      (90,988,505)    (114,184,865)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from operations                         (166,614)    (170,663,404)    (132,987,472)
                                             -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                  590,186        4,633,381        5,406,694
     Cost of units redeemed                    (20,470,744)     (65,612,057)     (68,445,739)
     Annuity benefit payments                     (229,443)      (2,642,995)      (3,124,750)
     Net transfers                              15,284,194      (35,068,047)     (13,962,883)
     Contract maintenance charge                   (19,213)        (252,100)        (271,108)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             (4,845,020)     (98,941,818)     (80,397,786)
                                             -----------------------------------------------

Increase (decrease) in net assets               (5,011,634)    (269,605,222)    (213,385,258)
Net assets at beginning of period               47,271,208      731,554,638      712,431,332
                                             -----------------------------------------------
Net assets at end of period                  $  42,259,574    $ 461,949,416    $ 499,046,074
                                             ===============================================

                 See accompanying notes to financial statements

]
                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                   U.S.
                                                                                Government/
                                              High-Yield                         AAA-Rated
                                                 Bond         International      Securities
                                                Series           Series           Series
                                               (Class A)        (Class A)        (Class A)
                                             -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   4,026,396    $      24,943    $   2,400,978
     Net realized gains (losses) from
         securities transactions                (4,131,519)     (16,851,331)        (116,770)
     Change in net unrealized appreciation
         (depreciation) of investments            (940,419)      (2,148,332)       2,179,508
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from operations                       (1,045,542)     (18,974,720)       4,463,716
                                             -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                  405,991        1,086,432          551,598
     Cost of units redeemed                     (5,953,128)     (17,001,813)     (10,097,946)
     Annuity benefit payments                     (312,820)        (398,208)        (415,008)
     Net transfers                                (243,482)      (7,404,217)      21,466,254
     Contract maintenance charge                   (23,321)         (52,844)         (25,860)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             (6,126,760)     (23,770,650)      11,479,038
                                             -----------------------------------------------

Increase (decrease) in net assets               (7,172,302)     (42,745,370)      15,942,754
Net assets at beginning of period               54,272,351      146,144,690       58,032,493
                                             -----------------------------------------------
Net assets at end of period                  $  47,100,049    $ 103,399,320    $  73,975,247
                                             ===============================================

                                                 Asset           Global
                                              Allocation         Growth            Growth
                                                 Fund             Fund              Fund
                                              (Class 2) (1)   (Class 2) (1)     (Class 2) (1)
                                             -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     230,834    $      (9,844)   $     (20,951)
     Net realized gains (losses) from
         securities transactions                       (58)             352              (87)
     Change in net unrealized appreciation
         (depreciation) of investments             (76,058)          44,683         (376,685)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from operations                          154,718           35,191         (397,723)
                                             -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                  478,005        1,427,457        4,012,521
     Cost of units redeemed                       (127,592)         (43,329)         (80,209)
     Annuity benefit payments                            0                0                0
     Net transfers                              10,750,656        3,922,507        9,368,968
     Contract maintenance charge                      (661)            (250)            (633)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             11,100,408        5,306,385       13,300,647
                                             -----------------------------------------------

Increase (decrease) in net assets               11,255,126        5,341,576       12,902,924
Net assets at beginning of period                        0                0                0
                                             -----------------------------------------------
Net assets at end of period                  $  11,255,126    $   5,341,576    $  12,902,924
                                             ===============================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                Growth-          Growth         Mid Cap
                                                Income         and Income        Value
                                                 Fund          Portfolio       Portfolio
                                             (Class 2) (1)   (Class VC) (4)  (Class VC) (4)
                                             ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    163,797    $     12,272    $     (5,369)
     Net realized gains (losses) from
         securities transactions                    2,638         (49,789)        (43,827)
     Change in net unrealized appreciation
         (depreciation) of investments            (16,079)       (852,258)       (553,373)
                                             --------------------------------------------
         Increase (decrease) in net assets
          from operations                         150,356        (889,775)       (602,569)
                                             --------------------------------------------

From capital transactions:
     Net proceeds from units sold               5,090,325       2,871,139         642,391
     Cost of units redeemed                      (138,071)       (333,240)       (246,364)
     Annuity benefit payments                           0               0               0
     Net transfers                             16,583,915      18,245,991      14,891,769
     Contract maintenance charge                     (962)         (3,645)         (2,444)
                                             --------------------------------------------
         Increase (decrease) in net assets
          from capital transactions            21,535,207      20,780,245      15,285,352
                                             --------------------------------------------

Increase (decrease) in net assets              21,685,563      19,890,469      14,682,783
Net assets at beginning of period                       0               0               0
                                             --------------------------------------------
Net assets at end of period                  $ 21,685,563    $ 19,890,469    $ 14,682,783
                                             ============================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(4) For the period from May 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: Pathway, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II and Polaris Advisor. Polaris Advisor was launched on November 11, 2002. Polaris Platinum II and Polaris Choice II were launched on September 30, 2002. Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III were launched in the prior fiscal year on the following dates: July 9, 2001 for Polaris Platinum and WM Diversified Strategies, July 23, 2001 for Polaris Protector, and November 5, 2001 for Polaris Choice and WM Diversified Strategies III. The products offer investments in different classes of shares of the portfolios of the Anchor Series Trust (the "Anchor Trust"), SunAmerica Series Trust (the "SunAmerica Trust") and WM Variable Trust (the "WM Trust"). The primary difference between the classes is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, and the Class 2 shares in the WM Trust and the Class 3 shares of the Anchor Series Trust and SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION (continued)

         The Separate Account is composed of a total of 161 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the eighty-five currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the thirty-four currently available Class 1 and Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), (5) the eleven currently available Class B investment portfolios of the Nations Separate Account Trust ("Nations Trust"), (6) the seven investment portfolios of the Anchor Pathway Fund (the "Pathway Fund"), (7) the four currently available Class 2 investment portfolios of the American Funds Insurance Series (the "American Series"), or (8) the two currently available funds of the Lord Abbett Series Fund, Inc (the "Lord Abbett Fund"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, the Nations Trust, the Pathway Fund, the American Series, and the Lord Abbett Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, SunAmerica Trust and Pathway Fund are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

         On November 24, 2003, the Asset Allocation Portfolio of the SunAmerica Trust was reorganized into the Anchor Trust. On that date the Asset Allocation Portfolio Variable Account exchanged its shares in the former Asset Allocation Portfolio of the SunAmerica Trust, for shares with an equal value in the new Asset Allocation Portfolio of the Anchor Trust. Prior to May 1, 2003 the Federated American Leaders Portfolio was named Federated Value Portfolio, the MFS Massachusetts Investors Trust Portfolio was named MFS Growth and Income Portfolio and the Putnam Growth: Voyager Portfolio was named Putnam Growth Portfolio.

         Effective January 16, 2004, the portfolios of the Pathway Fund were reorganized into the American Series. On that date, the Variable Accounts that invested in portfolios of the Pathway Fund, exchanged their shares in the portfolios of the Pathway Fund, for shares with an equal value in similar portfolios of the American Series.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net assets value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

         RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

         At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AIG SunAmerica Life Assurance Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to AIG SunAmerica Life Assurance Company.

         Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

         CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. There are not any contract maintenance charges under the Polaris Advisor contract.

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: Pathway, 1.15% or 1.25%; Polaris, 1.37%; Polaris II, 1.37% or 1.62%; PolarisAmerica, 1.37% or 1.62%; Polaris Platinum, 1.37% or 1.62%; WM Diversified Strategies, 1.25%, 1.40% or 1.65%; Polaris Protector, 1.37% or 1.62%; Polaris Choice, 1.37%, 1.57% or 1.82%; WM Diversified Strategies III, 1.40%, 1.55% or 1.80%; Polaris Platinum II, 1.37% or 1.62%; Polaris
         Choice II, 1.37%, 1.57% or 1.82%; Polaris Advisor, 1.37%, 1.57% or
         1.82%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS (continued)

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

         INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Platinum II, Polaris II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is from 0% to 0.45% of the Income Benefit Base, deducted annually from the contract value, and is recorded as redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

         CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.10% to 0.65% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2003 consist of the following:

                                                 Cost of Shares  Proceeds from
Variable Accounts                                   Acquired      Shares Sold
-----------------                                   --------      -----------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)              $ 18,317,690   $ 60,778,913
Capital Appreciation Portfolio (Class 1)            35,970,262    142,039,507
Government and Quality Bond Portfolio (Class 1)     70,097,187    220,086,659
Growth Portfolio (Class 1)                          17,535,272     53,000,855
Natural Resources Portfolio (Class 1)               13,316,012     20,467,120
Asset Allocation Portfolio (Class 2)                 6,798,398      1,801,471
Capital Appreciation Portfolio (Class 2)            29,544,874      7,183,582
Government and Quality Bond Portfolio (Class 2)     74,947,440     40,583,818
Growth Portfolio (Class 2)                          21,201,810      3,101,568
Natural Resources Portfolio (Class 2)                5,358,342      2,760,687
Asset Allocation Portfolio (Class 3)                 2,865,388        487,411
Capital Appreciation Portfolio (Class 3)            47,993,207      1,857,010
Government and Quality Bond Portfolio (Class 3)    114,551,385      7,522,551
Growth Portfolio (Class 3)                          29,862,327      1,054,595
Natural Resources Portfolio (Class 3)                5,246,310        659,156

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)             $ 21,108,163   $ 31,051,456
Alliance Growth Portfolio (Class 1)                 38,815,887    214,410,318
Blue Chip Growth Portfolio (Class 1)                 9,134,483      5,291,069
Cash Management Portfolio (Class 1)                206,317,585    333,808,337
Corporate Bond Portfolio (Class 1)                  44,047,898     47,770,390
Davis Venture Value Portfolio (Class 1)             31,703,905    212,604,021
"Dogs" of Wall Street Portfolio (Class 1)            9,852,459     25,866,449
Emerging Markets Portfolio (Class 1)                21,442,251     23,972,770
Federated American Leaders Portfolio (Class 1)      10,788,018     38,092,944
Global Bond Portfolio (Class 1)                      7,471,132     24,901,643
Global Equities Portfolio (Class 1)                  4,415,398     43,998,463
Goldman Sachs Research Portfolio (Class 1)           3,376,838     10,197,511
Growth-Income Portfolio (Class 1)                   20,575,134    158,114,223
Growth Opportunities Portfolio (Class 1)            20,181,528     10,156,772
High-Yield Bond Portfolio (Class 1)                121,586,577     96,515,032

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)


                                                        Cost of Shares  Proceeds from
Variable Accounts                                          Acquired      Shares Sold
-----------------                                          --------      -----------
SUNAMERICA TRUST (continued):
International Diversified Equities Portfolio (Class 1)   $53,433,663     $56,065,421
International Growth & Income Portfolio (Class 1)         41,828,995      63,355,879
Marsico Growth Portfolio (Class 1)                        24,310,154       9,846,157
MFS Massachusetts Investors Trust Portfolio (Class 1)      8,485,967      35,487,721
MFS Mid-Cap Growth Portfolio (Class 1)                    41,553,144      29,728,613
MFS Total Return Portfolio (Class 1)                      51,842,246      44,192,248
Putnam Growth: Voyager Portfolio (Class 1)                 3,586,413      56,289,940
Real Estate Portfolio (Class 1)                           23,631,328      23,740,974
SunAmerica Balanced Portfolio (Class 1)                    9,385,308      40,951,325
Technology Portfolio (Class 1)                            42,205,545      26,951,879
Telecom Utility Portfolio (Class 1)                       11,500,312      20,693,515
Worldwide High Income Portfolio (Class 1)                 24,370,757      24,022,645
Aggressive Growth Portfolio (Class 2)                      5,440,080       2,092,009
Alliance Growth Portfolio (Class 2)                       19,470,308       8,231,212
Blue Chip Growth Portfolio (Class 2)                       4,823,238       1,725,692
Cash Management Portfolio (Class 2)                       63,161,781      58,358,235
Corporate Bond Portfolio (Class 2)                        23,370,995      10,183,018
Davis Venture Value Portfolio (Class 2)                   45,691,493      10,009,827
"Dogs" of Wall Street Portfolio (Class 2)                  8,658,078       3,508,882
Emerging Markets Portfolio (Class 2)                       3,742,493       1,633,026
Federated American Leaders Portfolio (Class 2)             5,085,177       4,751,409
Foreign Value Portfolio (Class 2)                         20,893,929         667,794
Global Bond Portfolio (Class 2)                            6,258,857       3,152,817
Global Equities Portfolio (Class 2)                        3,059,600       1,896,085
Goldman Sachs Research Portfolio (Class 2)                 1,983,028         798,927
Growth-Income Portfolio (Class 2)                          9,403,784       7,532,367
Growth Opportunities Portfolio (Class 2)                   3,783,571       1,543,841
High-Yield Bond Portfolio (Class 2)                       31,619,270      14,108,334
International Diversified Equities Portfolio (Class 2)    21,930,898       7,914,518
International Growth & Income Portfolio (Class 2)         15,047,077       9,268,261
Marsico Growth Portfolio (Class 2)                        18,468,003       3,899,979
MFS Massachusetts Investors Trust Portfolio (Class 2)      9,040,560       2,889,135
MFS Mid-Cap Growth Portfolio (Class 2)                    19,302,376       5,913,294
MFS Total Return Portfolio (Class 2)                      46,005,445      11,395,619
Putnam Growth: Voyager Portfolio (Class 2)                 3,043,813       2,836,447

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                        Cost of Shares  Proceeds from
Variable Accounts                                          Acquired      Shares Sold
-----------------                                          --------      -----------
SUNAMERICA TRUST (continued):
Real Estate Portfolio (Class 2)                          $ 11,308,921   $  5,118,295
Small & Mid Cap Value Portfolio (Class 2)                  14,885,559        601,129
SunAmerica Balanced Portfolio (Class 2)                     7,920,645      3,672,354
Technology Portfolio (Class 2)                              7,530,943      2,472,569
Telecom Utility Portfolio (Class 2)                         1,057,506      1,110,657
Worldwide High Income Portfolio (Class 2)                   6,501,280      3,805,967
Aggressive Growth Portfolio (Class 3)                       2,647,265        229,206
Alliance Growth Portfolio (Class 3)                        20,693,278        834,224
Blue Chip Growth Portfolio (Class 3)                        3,513,452        578,538
Cash Management Portfolio (Class 3)                       196,521,443    142,426,431
Corporate Bond Portfolio (Class 3)                         27,795,513      2,900,266
Davis Venture Value Portfolio (Class 3)                    61,645,731      1,633,162
"Dogs" of Wall Street Portfolio (Class 3)                   5,574,961        571,740
Emerging Markets Portfolio (Class 3)                       18,221,304     16,581,711
Federated American Leaders Portfolio (Class 3)              6,621,800        683,887
Foreign Value Portfolio (Class 3)                          47,653,288      6,420,818
Global Bond Portfolio (Class 3)                             8,909,619      2,004,226
Global Equities Portfolio (Class 3)                         4,299,873      1,958,455
Goldman Sachs Research Portfolio (Class 3)                    237,536         84,281
Growth-Income Portfolio (Class 3)                           7,992,398      1,367,899
Growth Opportunities Portfolio (Class 3)                    1,864,824        379,167
High-Yield Bond Portfolio (Class 3)                        65,562,457     43,664,934
International Diversified Equities Portfolio (Class 3)     55,286,105     27,362,473
International Growth & Income Portfolio (Class 3)          49,586,018     40,389,403
Marsico Growth Portfolio (Class 3)                         10,769,529        566,774
MFS Massachusetts Investors Trust Portfolio (Class 3)      13,066,194        497,203
MFS Mid-Cap Growth Portfolio (Class 3)                     24,804,912      3,074,658
MFS Total Return Portfolio (Class 3)                       47,185,736      2,485,738
Putnam Growth: Voyager Portfolio (Class 3)                  2,080,574        416,821
Real Estate Portfolio (Class 3)                            10,700,469      2,780,379
Small & Mid Cap Value Portfolio (Class 3)                  29,097,154      1,355,431
SunAmerica Balanced Portfolio (Class 3)                     5,396,616        399,056
Technology Portfolio (Class 3)                              6,062,177      1,916,696
Telecom Utility Portfolio (Class 3)                            61,290         19,790
Worldwide High Income Portfolio (Class 3)                   1,104,225        647,682

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                            Cost of Shares   Proceeds from
Variable Accounts                              Acquired       Shares Sold
-----------------                              --------       -----------
VAN KAMPEN TRUST (Class II):
Comstock Portfolio                          $68,209,108       $10,694,437
Emerging Growth Portfolio                    15,496,966         5,024,992
Growth and Income Portfolio                  76,565,056        11,940,008

WM TRUST:
Balanced Portfolio (Class 1)                $50,210,832       $ 8,930,070
Conservative Balanced Portfolio (Class 1)     5,146,598           488,207
Conservative Growth Portfolio (Class 1)      24,857,285         5,254,005
Equity Income Fund (Class 1)                  5,996,505         1,705,596
Flexible Income Portfolio (Class 1)          15,135,168         3,092,912
Growth Fund (Class 1)                           450,105           152,010
Growth & Income Fund (Class 1)                3,132,669           633,612
Income Fund (Class 1)                         7,432,997         2,921,152
International Growth Fund (Class 1)              74,879            25,709
Mid Cap Stock Fund (Class 1)                  1,330,160           328,632
Money Market Fund (Class 1)                   4,799,855         4,555,077
REIT Fund (Class 1) (1)                          37,097            40,556
Short Term Income Fund (Class 1)              4,157,675         1,689,526
Small Cap Stock Fund (Class 1)                  754,646           130,779
Strategic Growth Portfolio (Class 1)          6,002,570         1,368,173
U.S. Government Securities Fund (Class 1)    12,777,562         6,059,483
West Coast Equity Fund (Class 1)              3,718,047           969,256
Balanced Portfolio (Class 2)                 42,397,787         4,756,178
Conservative Balanced Portfolio (Class 2)     4,600,142           451,175
Conservative Growth Portfolio (Class 2)      14,153,660         3,233,886
Equity Income Fund (Class 2)                  3,520,601           527,420
Flexible Income Portfolio (Class 2)          22,936,821         1,465,944
Growth Fund (Class 2)                           436,874            82,660
Growth & Income Fund (Class 2)                1,082,231           145,573
Income Fund (Class 2)                        17,310,299         4,834,872
International Growth Fund (Class 2)              45,703            13,778
Mid Cap Stock Fund  (Class 2)                   647,131            68,501
Money Market Fund (Class 2)                   3,395,153         5,005,299
REIT Fund (Class 2) (1)                             316                60

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                       Cost of Shares  Proceeds from
Variable Accounts                                         Acquired      Shares Sold
-----------------                                         --------      -----------
WM TRUST (continued):
Short Term Income Fund (Class 2)                        $  5,790,741   $    838,546
Small Cap Stock Fund (Class 2)                               594,982         64,529
Strategic Growth Portfolio (Class 2)                       4,967,142        836,765
U.S. Government Securities Fund (Class 2)                 11,532,573      7,023,817
West Coast Equity Fund (Class 2)                           2,111,763        453,234

NATIONS TRUST (Class B):
Nations Asset Allocation Portfolio                      $  1,108,898   $    190,601
Nations Capital Growth Portfolio                             605,675        302,668
Nations High Yield Bond Portfolio                         11,417,818      2,170,897
Nations International Value Portfolio                        371,112        991,121
Nations Marsico Focused Equities Portfolio                13,967,976      2,044,051
Nations Marsico Growth & Income Portfolio                  1,405,235        383,602
Nations Marsico 21st Century Portfolio                       652,277        311,220
Nations Marsico International Opportunities Portfolio      1,821,212         70,811
Nations MidCap Growth Portfolio                              983,864         97,442
Nations Small Company Portfolio                            1,605,941        590,418
Nations Value Portfolio                                    2,115,045        558,809

PATHWAY FUND (Class A):
Asset Allocation Series                                 $  5,092,770   $ 11,829,667
Cash Management Series                                    15,876,651     34,165,405
Growth Series                                              6,124,849     63,648,981
Growth-Income Series                                      33,201,528     67,273,551
High-Yield Bond Series                                    10,659,160     12,005,779
International Series                                       1,871,390     18,850,753
U.S. Government/AAA-Rated Securities Series                6,558,102     23,147,290

AMERICAN SERIES (Class 2):
Asset Allocation Fund                                   $ 45,725,355   $    386,997
Global Growth Fund                                        49,929,191      2,448,538
Growth Fund                                              143,153,712      4,288,724
Growth-Income Fund                                       158,864,608      2,641,096

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                       Cost of Shares  Proceeds from
Variable Accounts                                         Acquired      Shares Sold
-----------------                                         --------      -----------
LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                             $ 43,879,157   $  1,454,913
Mid Cap Value Portfolio                                   20,829,937      2,073,110

(1) For the period from October 1, 2003 (inception) to December 31, 2003.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                                          Government
                                                Asset         Capital        and                     Natural       Asset
                                              Allocation   Appreciation  Quality Bond   Growth      Resources   Allocation
                                               Portfolio     Portfolio     Portfolio   Portfolio    Portfolio    Portfolio
                                               (Class 1)     (Class 1)     (Class 1)   (Class 1)    (Class 1)    (Class 2)
                                              ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0             0             0           0            0           0
     Units redeemed                                    0             0             0           0            0           0
     Units transferred                                 0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0           0            0           0
Beginning units                                        0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Ending units                                           0             0             0           0            0           0
                                              ============================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                        0             0             0           0            0           0
     Units redeemed                                    0             0             0           0            0           0
     Units transferred                                 0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0           0            0           0
Beginning units                                        0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Ending units                                           0             0             0           0            0           0
                                              ============================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                   50,632        63,017        96,045      34,734       10,815     146,888
     Units redeemed                           (1,647,404)   (1,591,287)   (2,262,092)   (752,815)    (254,437)    (14,727)
     Units transferred                           (57,439)     (329,555)   (1,822,767)    142,314      (30,847)     57,471
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding      (1,654,211)   (1,857,825)   (3,988,814)   (575,767)    (274,469)    189,632
Beginning units                               12,367,191    12,967,020    12,506,349   5,930,401    1,786,931     139,638
                                              ----------------------------------------------------------------------------
Ending units                                  10,712,980    11,109,195     8,517,535   5,354,634    1,512,462     329,270
                                              ============================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                   36,629       137,698       191,567      72,022       11,009           0
     Units redeemed                             (887,174)   (1,205,438)   (2,534,755)   (718,621)    (201,684)          0
     Units transferred                          (303,398)     (505,622)   (3,630,578)   (256,064)     (54,766)          0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding      (1,153,943)   (1,573,362)   (5,973,766)   (902,663)    (245,441)          0
Beginning units                               10,122,684    17,045,204    24,546,091   9,536,437    2,662,400           0
                                              ----------------------------------------------------------------------------
Ending units                                   8,968,741    15,471,842    18,572,325   8,633,774    2,416,959           0
                                              ============================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0         9,504        15,336           0            0           0
     Units redeemed                                    0       (14,192)      (32,869)          0            0           0
     Units transferred                                 0        82,794        96,980           0            0           0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0        78,106        79,447           0            0           0
Beginning units                                        0       392,061       455,474           0            0           0
                                              ----------------------------------------------------------------------------
Ending units                                           0       470,167       534,921           0            0           0
                                              ============================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0             0             0           0            0       1,320
     Units redeemed                                    0             0             0           0            0      (3,790)
     Units transferred                                 0             0             0           0            0      23,315
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0           0            0      20,845
Beginning units                                        0             0             0           0            0      25,718
                                              ----------------------------------------------------------------------------
Ending units                                           0             0             0           0            0      46,563
                                              ============================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0             0             0           0            0           0
     Units redeemed                                    0             0             0           0            0           0
     Units transferred                                 0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0           0            0           0
Beginning units                                        0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Ending units                                           0             0             0           0            0           0
                                              ============================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0             0             0           0            0           0
     Units redeemed                                    0             0             0           0            0           0
     Units transferred                                 0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0           0            0           0
Beginning units                                        0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Ending units                                           0             0             0           0            0           0
                                              ============================================================================

                                                               Government
                                                  Capital         and                    Natural     Asset        Capital
                                                Appreciation  Quality Bond    Growth    Resources  Allocation  Appreciation
                                                 Portfolio      Portfolio   Portfolio   Portfolio  Portfolio     Portfolio
                                                 (Class 2)      (Class 2)   (Class 2)   (Class 2)  (Class 3)     (Class 3)
                                              -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                          0              0           0          0          0              0
     Units redeemed                                      0              0           0          0          0              0
     Units transferred                                   0              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0           0          0          0              0
Beginning units                                          0              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Ending units                                             0              0           0          0          0              0
                                              =============================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                      1,020              0           0          0          0              0
     Units redeemed                                 (1,900)             0           0          0          0              0
     Units transferred                              18,584              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding            17,704              0           0          0          0              0
Beginning units                                     22,572              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Ending units                                        40,276              0           0          0          0              0
                                              =============================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                    428,489      1,306,969     448,995     67,789          0        693,285
     Units redeemed                                (82,696)      (437,518)    (57,284)   (15,327)         0        (31,877)
     Units transferred                             298,591        955,463     320,073    102,855          0        360,422
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding           644,384      1,824,914     711,784    155,317          0      1,021,830
Beginning units                                  1,475,918      3,915,388   1,010,216    245,965          0        137,718
                                              -----------------------------------------------------------------------------
Ending units                                     2,120,302      5,740,302   1,722,000    401,282          0      1,159,548
                                              =============================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                          0              0           0          0          0              0
     Units redeemed                                      0              0           0          0          0              0
     Units transferred                                   0              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0           0          0          0              0
Beginning units                                          0              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Ending units                                             0              0           0          0          0              0
                                              =============================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                          0              0           0          0          0              0
     Units redeemed                                      0              0           0          0          0              0
     Units transferred                                   0              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0           0          0          0              0
Beginning units                                          0              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Ending units                                             0              0           0          0          0              0
                                              =============================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      5,398         15,722       4,324        241     18,642         95,103
     Units redeemed                                 (3,373)       (13,615)     (3,407)      (451)       (91)        (2,091)
     Units transferred                              30,134         44,778      12,296     (6,585)     5,968         23,626
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding            32,159         46,885      13,213     (6,795)    24,519        116,638
Beginning units                                     63,160        277,287      41,925     26,238      1,003          5,223
                                              -----------------------------------------------------------------------------
Ending units                                        95,319        324,172      55,138     19,443     25,522        121,861
                                              =============================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        789              0           0          0          0              0
     Units redeemed                                   (877)             0           0          0          0              0
     Units transferred                               5,569              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding             5,481              0           0          0          0              0
Beginning units                                     25,519              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Ending units                                        31,000              0           0          0          0              0
                                              =============================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      3,932              0           0          0          0              0
     Units redeemed                                 (1,022)             0           0          0          0              0
     Units transferred                              16,459              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding            19,369              0           0          0          0              0
Beginning units                                     15,211              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Ending units                                        34,580              0           0          0          0              0
                                              =============================================================================

                                               Government
                                                   and                   Natural   Aggressive    Alliance    Blue Chip      Cash
                                              Quality Bond   Growth     Resources    Growth       Growth      Growth     Management
                                                Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                                                (Class 3)   (Class 3)   (Class 3)   (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0          0           0            0            0           0            0
     Units redeemed                                     0          0           0            0            0           0            0
     Units transferred                                  0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0           0            0            0           0            0
Beginning units                                         0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Ending units                                            0          0           0            0            0           0            0
                                             ======================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                         0          0           0            0            0           0            0
     Units redeemed                                     0          0           0            0            0           0            0
     Units transferred                                  0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0           0            0            0           0            0
Beginning units                                         0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Ending units                                            0          0           0            0            0           0            0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 2,744,798    573,905      80,516       29,108       83,009      15,153      135,838
     Units redeemed                              (220,736)   (26,636)     (3,640)    (590,739)  (2,027,235)   (184,616)  (3,949,596)
     Units transferred                          1,169,683    277,774      86,520       67,822     (784,424)    831,068     (290,044)
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        3,693,745    825,043     163,396     (493,809)  (2,728,650)    661,605   (4,103,802)
Beginning units                                   290,386     65,224       3,370    3,859,066   13,964,463     623,099    8,636,103
                                             --------------------------------------------------------------------------------------
Ending units                                    3,984,131    890,267     166,766    3,365,257   11,235,813   1,284,704    4,532,301
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                         0          0           0       77,888      157,059      48,933      415,823
     Units redeemed                                     0          0           0     (672,112)  (1,854,376)   (334,608)  (3,417,925)
     Units transferred                                  0          0           0      270,827   (2,395,325)    394,192   (2,646,815)
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0           0     (323,397)  (4,092,642)    108,517   (5,648,917)
Beginning units                                         0          0           0    8,530,678   25,011,645   2,893,851   14,513,235
                                             --------------------------------------------------------------------------------------
Ending units                                            0          0           0    8,207,281   20,919,003   3,002,368    8,864,318
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0          0           0            0        3,296           0          154
     Units redeemed                                     0          0           0         (607)      (2,479)     (3,968)      (3,404)
     Units transferred                                  0          0           0      (17,049)      16,333      10,701      (28,134)
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0           0      (17,656)      17,150       6,733      (31,384)
Beginning units                                         0          0           0       60,777      165,464     112,592       99,745
                                             --------------------------------------------------------------------------------------
Ending units                                            0          0           0       43,121      182,614     119,325       68,361
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                   438,609     74,654       7,847            0            0           0            0
     Units redeemed                               (21,299)    (3,777)        (53)           0            0           0            0
     Units transferred                            165,981     12,994       1,117            0            0           0            0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          583,291     83,871       8,911            0            0           0            0
Beginning units                                    26,130      5,529         666            0            0           0            0
                                             --------------------------------------------------------------------------------------
Ending units                                      609,421     89,400       9,577            0            0           0            0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0          0           0            0            0           0            0
     Units redeemed                                     0          0           0            0            0           0            0
     Units transferred                                  0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0           0            0            0           0            0
Beginning units                                         0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Ending units                                            0          0           0            0            0           0            0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                         0          0           0            0            0           0            0
     Units redeemed                                     0          0           0            0            0           0            0
     Units transferred                                  0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0           0            0            0           0            0
Beginning units                                         0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Ending units                                            0          0           0            0            0           0            0
                                             ======================================================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2003.

                                                                        Government
                                                Asset       Capital        and                   Natural      Asset        Capital
                                             Allocation  Appreciation  Quality Bond    Growth   Resources   Allocation  Appreciation
                                              Portfolio    Portfolio     Portfolio   Portfolio  Portfolio   Portfolio     Portfolio
                                              (Class 1)    (Class 1)     (Class 1)   (Class 1)  (Class 1)   (Class 2)     (Class 2)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0            0             0           0          0           0         2,243
     Units redeemed                                  0            0             0           0          0           0        (1,024)
     Units transferred                               0            0             0           0          0           0           964
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0          0           0         2,183
Beginning units                                      0            0             0           0          0           0        14,044
                                               -------------------------------------------------------------------------------------
Ending units                                         0            0             0           0          0           0        16,227
                                               =====================================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      0            0             0           0          0         153         3,206
     Units redeemed                                  0            0             0           0          0      (3,835)       (7,220)
     Units transferred                               0            0             0           0          0      23,828        19,712
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0          0      20,146        15,698
Beginning units                                      0            0             0           0          0      61,986       156,111
                                               -------------------------------------------------------------------------------------
Ending units                                         0            0             0           0          0      82,132       171,809
                                               =====================================================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      0            0             0           0          0      24,940        52,790
     Units redeemed                                  0            0             0           0          0     (11,465)      (33,516)
     Units transferred                               0            0             0           0          0       7,775        54,100
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0          0      21,250        73,374
Beginning units                                      0            0             0           0          0      93,143       332,720
                                               -------------------------------------------------------------------------------------
Ending units                                         0            0             0           0          0     114,393       406,094
                                               =====================================================================================
Contracts With Total Expenses of 1.77% (2):
     Units sold                                  1,046        8,468        12,070       4,440      3,415           0             0
     Units redeemed                             (3,173)     (19,866)      (37,184)    (10,704)    (4,294)          0             0
     Units transferred                          (8,248)      (2,658)      (92,567)     (1,823)     9,333           0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (10,375)     (14,056)     (117,681)     (8,087)     8,454           0             0
Beginning units                                106,752      407,431       646,465     212,667    109,835           0             0
                                               -------------------------------------------------------------------------------------
Ending units                                    96,377      393,375       528,784     204,580    118,289           0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0          493           654           0          0           0             0
     Units redeemed                                  0      (10,666)      (21,211)          0          0           0             0
     Units transferred                               0        6,427       (32,926)          0          0           0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0       (3,746)      (53,483)          0          0           0             0
Beginning units                                      0      184,973       298,234           0          0           0             0
                                               -------------------------------------------------------------------------------------
Ending units                                         0      181,227       244,751           0          0           0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                      0            0             0           0          0           0           460
     Units redeemed                                  0            0             0           0          0           0        (1,621)
     Units transferred                               0            0             0           0          0           0         5,315
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0          0           0         4,154
Beginning units                                      0            0             0           0          0           0        15,556
                                               -------------------------------------------------------------------------------------
Ending units                                         0            0             0           0          0           0        19,710
                                               =====================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                      0            0             0           0          0           0             0
     Units redeemed                                  0            0             0           0          0           0          (413)
     Units transferred                               0            0             0           0          0           0           381
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0          0           0           (32)
Beginning units                                      0            0             0           0          0           0         9,564
                                               -------------------------------------------------------------------------------------
Ending units                                         0            0             0           0          0           0         9,532
                                               =====================================================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      0            0             0           0          0       6,478           632
     Units redeemed                                  0            0             0           0          0      (1,295)       (1,449)
     Units transferred                               0            0             0           0          0       7,903         1,230
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0          0      13,086           413
Beginning units                                      0            0             0           0          0      36,786        49,438
                                               -------------------------------------------------------------------------------------
Ending units                                         0            0             0           0          0      49,872        49,851
                                               =====================================================================================

                                                Government                                                    Government
                                                    and                  Natural     Asset        Capital        and
                                               Quality Bond   Growth    Resources  Allocation  Appreciation  Quality Bond   Growth
                                                 Portfolio   Portfolio  Portfolio  Portfolio     Portfolio     Portfolio   Portfolio
                                                 (Class 2)   (Class 2)  (Class 2)  (Class 3)     (Class 3)     (Class 3)   (Class 3)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0          0          0          0             0              0          0
     Units redeemed                                      0          0          0          0             0              0          0
     Units transferred                                   0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0          0             0              0          0
Beginning units                                          0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                             0          0          0          0             0              0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      8,572      5,022      5,586     74,213       209,731        913,204    170,674
     Units redeemed                                (30,872)    (2,425)      (633)    (2,510)       (8,524)       (39,690)    (2,383)
     Units transferred                              25,603      4,442     (8,199)    26,841        58,041        593,362     38,806
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             3,303      7,039     (3,246)    98,544       259,248      1,466,876    207,097
Beginning units                                    367,924     73,715     37,760     10,794        23,751         78,830     23,767
                                             ---------------------------------------------------------------------------------------
Ending units                                       371,227     80,754     34,514    109,338       282,999      1,545,706    230,864
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                     88,629     41,232      3,149          0        85,048        379,394     58,227
     Units redeemed                                (88,429)   (11,217)    (3,968)         0          (752)       (26,486)    (2,244)
     Units transferred                             (74,378)    49,124      8,652          0        45,323         94,232     40,915
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           (74,178)    79,139      7,833          0       129,619        447,140     96,898
Beginning units                                  1,221,158    256,519     96,807          0         7,742         50,620      7,793
                                             ---------------------------------------------------------------------------------------
Ending units                                     1,146,980    335,658    104,640          0       137,361        497,760    104,691
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (2):
     Units sold                                          0          0          0          0             0              0          0
     Units redeemed                                      0          0          0          0             0              0          0
     Units transferred                                   0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0          0             0              0          0
Beginning units                                          0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                             0          0          0          0             0              0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (3):
     Units sold                                          0          0          0          0             0              0          0
     Units redeemed                                      0          0          0          0             0              0          0
     Units transferred                                   0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0          0             0              0          0
Beginning units                                          0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                             0          0          0          0             0              0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                          0          0          0          0             0              0          0
     Units redeemed                                      0          0          0          0             0              0          0
     Units transferred                                   0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0          0             0              0          0
Beginning units                                          0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                             0          0          0          0             0              0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                          0          0          0          0             0              0          0
     Units redeemed                                      0          0          0          0             0              0          0
     Units transferred                                   0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0          0             0              0          0
Beginning units                                          0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                             0          0          0          0             0              0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      1,364        602         18     11,678        26,177         98,047     21,110
     Units redeemed                                 (9,097)    (1,222)      (161)        (1)         (283)        (1,815)      (272)
     Units transferred                              19,405      2,442       (806)    (9,004)        6,982         18,406      6,078
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            11,672      1,822       (949)     2,673        32,876        114,638     26,916
Beginning units                                    109,725     15,258      6,787      3,344         6,392         17,464      4,179
                                             ---------------------------------------------------------------------------------------
Ending units                                       121,397     17,080      5,838      6,017        39,268        132,102     31,095
                                             =======================================================================================

                                                  Natural    Aggressive   Alliance   Blue Chip     Cash
                                                 Resources     Growth      Growth     Growth    Management
                                                 Portfolio    Portfolio   Portfolio  Portfolio   Portfolio
                                                 (Class 3)    (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                              ------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0            0           0          0           0
     Units redeemed                                     0            0           0          0           0
     Units transferred                                  0            0           0          0           0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                0            0           0          0           0
Beginning units                                         0            0           0          0           0
                                              -----------------------------------------------------------
Ending units                                            0            0           0          0           0
                                              ===========================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                    52,256            0           0          0           0
     Units redeemed                                  (359)           0           0          0           0
     Units transferred                              4,054            0           0          0           0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding           55,951            0           0          0           0
Beginning units                                     4,196            0           0          0           0
                                              -----------------------------------------------------------
Ending units                                       60,147            0           0          0           0
                                              ===========================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                    18,136            0           0          0           0
     Units redeemed                                (1,389)           0           0          0           0
     Units transferred                             13,208            0           0          0           0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding           29,955            0           0          0           0
Beginning units                                     3,108            0           0          0           0
                                              -----------------------------------------------------------
Ending units                                       33,063            0           0          0           0
                                              ===========================================================
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0        3,198       3,088      1,966       1,170
     Units redeemed                                     0      (12,373)    (16,606)    (9,887)    (74,034)
     Units transferred                                  0       (7,319)    (36,744)    (8,819)      2,292
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                0      (16,494)    (50,262)   (16,740)    (70,572)
Beginning units                                         0      162,350     386,767    201,537     270,474
                                              -----------------------------------------------------------
Ending units                                            0      145,856     336,505    184,797     199,902
                                              ===========================================================
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0            0         255      2,261      10,130
     Units redeemed                                     0       (1,779)    (10,033)    (3,105)     (1,481)
     Units transferred                                  0        1,538       1,408         40     (44,057)
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                0         (241)     (8,370)      (804)    (35,408)
Beginning units                                         0       19,713     113,020     26,066      76,576
                                              -----------------------------------------------------------
Ending units                                            0       19,472     104,650     25,262      41,168
                                              ===========================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                         0            0           0          0           0
     Units redeemed                                     0            0           0          0           0
     Units transferred                                  0            0           0          0           0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                0            0           0          0           0
Beginning units                                         0            0           0          0           0
                                              -----------------------------------------------------------
Ending units                                            0            0           0          0           0
                                              ===========================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                         0            0           0          0           0
     Units redeemed                                     0            0           0          0           0
     Units transferred                                  0            0           0          0           0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                0            0           0          0           0
Beginning units                                         0            0           0          0           0
                                              -----------------------------------------------------------
Ending units                                            0            0           0          0           0
                                              ===========================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                        92            0           0          0           0
     Units redeemed                                     0            0           0          0           0
     Units transferred                                250            0           0          0           0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding              342            0           0          0           0
Beginning units                                       206            0           0          0           0
                                              -----------------------------------------------------------
Ending units                                          548            0           0          0           0
                                              ===========================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                            Davis                                Federated
                                             Corporate     Venture     "Dogs" of    Emerging     American     Global       Global
                                                Bond        Value     Wall Street    Markets      Leaders      Bond       Equities
                                             Portfolio    Portfolio    Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                             (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0            0             0           0            0           0            0
     Units redeemed                                  0            0             0           0            0           0            0
     Units transferred                               0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0            0           0            0
Beginning units                                      0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                         0            0             0           0            0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                      0            0             0           0            0           0            0
     Units redeemed                                  0            0             0           0            0           0            0
     Units transferred                               0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0            0           0            0
Beginning units                                      0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                         0            0             0           0            0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 26,214      132,737         5,945      11,919       33,052      14,451       42,789
     Units redeemed                           (781,110)  (3,723,067)     (238,242)   (236,876)    (552,154)   (457,682)  (1,056,703)
     Units transferred                         218,891     (332,025)     (306,489)    320,644      (21,166)    (81,133)    (530,244)
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding      (536,005)  (3,922,355)     (538,786)     95,687     (540,268)   (524,364)  (1,544,158)
Beginning units                              4,120,549   27,710,437     1,725,057   1,842,788    4,111,291   3,050,578    8,408,886
                                             ---------------------------------------------------------------------------------------
Ending units                                 3,584,544   23,788,082     1,186,271   1,938,475    3,571,023   2,526,214    6,864,728
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                127,202      227,842        49,376      37,330       58,704      16,368       34,289
     Units redeemed                           (935,705)  (2,883,093)     (589,568)   (517,422)    (627,927)   (279,922)    (516,659)
     Units transferred                         520,387     (947,126)     (846,363)   (186,328)    (966,798)   (160,741)    (765,047)
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding      (288,116)  (3,602,377)   (1,386,555)   (666,420)  (1,536,021)   (424,295)  (1,247,417)
Beginning units                              9,793,558   38,952,303     8,137,931   7,672,975    8,394,495   3,474,173    7,631,561
                                             ---------------------------------------------------------------------------------------
Ending units                                 9,505,442   35,349,926     6,751,376   7,006,555    6,858,474   3,049,878    6,384,144
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0       14,698             0          33            0         166          113
     Units redeemed                                  0      (13,170)            0        (814)           0      (5,679)        (850)
     Units transferred                               0       66,692             0       9,685            0      14,138        3,262
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0       68,220             0       8,904            0       8,625        2,525
Beginning units                                      0      397,407             0      15,250            0      30,886       13,352
                                             ---------------------------------------------------------------------------------------
Ending units                                         0      465,627             0      24,154            0      39,511       15,877
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0            0             0           0            0           0            0
     Units redeemed                                  0            0             0           0            0           0            0
     Units transferred                               0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0            0           0            0
Beginning units                                      0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                         0            0             0           0            0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0            0             0           0            0           0            0
     Units redeemed                                  0            0             0           0            0           0            0
     Units transferred                               0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0            0           0            0
Beginning units                                      0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                         0            0             0           0            0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0            0             0           0            0           0            0
     Units redeemed                                  0            0             0           0            0           0            0
     Units transferred                               0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0            0           0            0
Beginning units                                      0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                         0            0             0           0            0           0            0
                                             =======================================================================================

                                              Goldman                                              International  International
                                               Sachs        Growth-       Growth      High-Yield    Diversified       Growth
                                              Research      Income     Opportunities     Bond         Equities       & Income
                                             Portfolio     Portfolio     Portfolio     Portfolio     Portfolio       Portfolio
                                             (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)       (Class 1)
                                             -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0            0             0             0              0              0
     Units redeemed                                   0            0             0             0              0              0
     Units transferred                                0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0             0             0              0              0
Beginning units                                       0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Ending units                                          0            0             0             0              0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                       0            0             0             0              0              0
     Units redeemed                                   0            0             0             0              0              0
     Units transferred                                0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0             0             0              0              0
Beginning units                                       0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Ending units                                          0            0             0             0              0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                   7,151       68,901        19,662        30,304         50,989         17,661
     Units redeemed                            (117,178)  (1,920,633)     (139,890)   (1,201,007)    (1,341,464)      (586,024)
     Units transferred                         (123,506)    (602,571)    1,125,767     1,001,338        245,644        397,648
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (233,533)  (2,454,303)    1,005,539      (169,365)    (1,044,831)      (170,715)
Beginning units                                 766,129   15,286,743       688,859     6,642,631      9,350,017      3,572,948
                                             -----------------------------------------------------------------------------------
Ending units                                    532,596   12,832,440     1,694,398     6,473,266      8,305,186      3,402,233
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                  71,704      126,007        37,324        99,247         56,963         78,805
     Units redeemed                            (229,857)  (1,552,617)     (274,611)     (932,087)      (733,989)    (1,058,398)
     Units transferred                         (871,577)  (2,066,959)    1,736,895     1,953,068        755,818     (1,188,046)
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding     (1,029,730)  (3,493,569)    1,499,608     1,120,228         78,792     (2,167,639)
Beginning units                               3,781,616   20,340,353     2,821,168     9,721,045      8,373,221     15,524,444
                                             -----------------------------------------------------------------------------------
Ending units                                  2,751,886   16,846,784     4,320,776    10,841,273      8,452,013     13,356,805
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0        2,383             0             0              0          4,057
     Units redeemed                                   0       (7,491)            0             0              0         (2,215)
     Units transferred                                0          (39)            0             0              0         29,808
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0       (5,147)            0             0              0         31,650
Beginning units                                       0      330,121             0             0              0         29,726
                                             -----------------------------------------------------------------------------------
Ending units                                          0      324,974             0             0              0         61,376
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0            0             0             0              0              0
     Units redeemed                                   0            0             0             0              0              0
     Units transferred                                0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0             0             0              0              0
Beginning units                                       0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Ending units                                          0            0             0             0              0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0            0             0             0              0              0
     Units redeemed                                   0            0             0             0              0              0
     Units transferred                                0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0             0             0              0              0
Beginning units                                       0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Ending units                                          0            0             0             0              0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0            0             0             0              0              0
     Units redeemed                                   0            0             0             0              0              0
     Units transferred                                0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0             0             0              0              0
Beginning units                                       0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Ending units                                          0            0             0             0              0              0
                                             ===================================================================================

                                                              MFS
                                                         Massachusetts     MFS                       Putnam
                                              Marsico      Investors      Mid-Cap        MFS         Growth:      Real
                                              Growth         Trust        Growth     Total Return    Voyager     Estate
                                             Portfolio     Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                             (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                             ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0             0             0             0            0           0
     Units redeemed                                  0             0             0             0            0           0
     Units transferred                               0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                             ============================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                      0             0             0             0            0           0
     Units redeemed                                  0             0             0             0            0           0
     Units transferred                               0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                             ============================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0        38,196        33,714        57,316       38,715      17,607
     Units redeemed                                  0      (859,557)     (529,707)   (1,143,749)    (718,713)   (357,862)
     Units transferred                               0         4,540     1,130,609       822,479     (482,155)    321,831
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0      (816,821)      634,616      (263,954)  (1,162,153)    (18,424)
Beginning units                                      0     6,211,054     2,450,117     7,303,764    6,135,245   2,120,452
                                             ----------------------------------------------------------------------------
Ending units                                         0     5,394,233     3,084,733     7,039,810    4,973,092   2,102,028
                                             ============================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                 59,412        31,609       118,512       157,663       56,518      24,606
     Units redeemed                           (470,865)     (492,144)     (892,637)   (1,262,342)    (808,031)   (509,133)
     Units transferred                       2,024,623      (373,073)    1,434,111       980,321   (1,365,492)    338,574
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding     1,613,170      (833,608)      659,986      (124,358)  (2,117,005)   (145,953)
Beginning units                              5,737,494     6,869,791    12,529,321    15,844,679   11,061,667   5,553,559
                                             ----------------------------------------------------------------------------
Ending units                                 7,350,664     6,036,183    13,189,307    15,720,321    8,944,662   5,407,606
                                             ============================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0           279         6,365         5,866        2,647           0
     Units redeemed                                  0        (1,196)       (3,151)      (15,595)      (4,422)          0
     Units transferred                               0        16,813        42,406        74,975       (9,157)          0
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0        15,896        45,620        65,246      (10,932)          0
Beginning units                                      0        34,972       166,246       266,905       65,949           0
                                             ----------------------------------------------------------------------------
Ending units                                         0        50,868       211,866       332,151       55,017           0
                                             ============================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0             0             0             0            0           0
     Units redeemed                                  0             0             0             0            0           0
     Units transferred                               0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                             ============================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0             0             0             0            0           0
     Units redeemed                                  0             0             0             0            0           0
     Units transferred                               0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                             ============================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0             0             0             0            0           0
     Units redeemed                                  0             0             0             0            0           0
     Units transferred                               0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                             ============================================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

         5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                         Davis                            Federated                         Goldman
                                            Corporate   Venture    "Dogs" of   Emerging   American     Global    Global      Sachs
                                              Bond       Value    Wall Street   Markets    Leaders     Bond     Equities   Research
                                            Portfolio  Portfolio   Portfolio   Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
                                            (Class 1)  (Class 1)   (Class 1)   (Class 1)  (Class 1)  (Class 1)  (Class 1)  (Class 1)
                                            ----------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    0          0           0           0          0          0          0          0
     Units redeemed                                0          0           0           0          0          0          0          0
     Units transferred                             0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0           0           0          0          0          0          0
Beginning units                                    0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0          0           0           0          0          0          0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                    0          0           0           0          0          0          0          0
     Units redeemed                                0          0           0           0          0          0          0          0
     Units transferred                             0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0           0           0          0          0          0          0
Beginning units                                    0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0          0           0           0          0          0          0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                    0          0           0           0          0          0          0          0
     Units redeemed                                0          0           0           0          0          0          0          0
     Units transferred                             0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0           0           0          0          0          0          0
Beginning units                                    0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0          0           0           0          0          0          0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (2)
     Units sold                                6,913      9,435         428       1,082      1,626        322      1,756         34
     Units redeemed                          (20,539)   (47,286)     (6,446)     (9,033)    (8,553)    (1,473)    (7,435)    (8,852)
     Units transferred                        21,008     (6,070)    (16,054)     31,306     (2,241)    (7,757)    (6,473)   (12,917)
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       7,382    (43,921)    (22,072)     23,355     (9,168)    (8,908)   (12,152)   (21,735)
Beginning units                              310,775    895,679     231,993     111,240    161,493    122,154     97,379    202,239
                                             ---------------------------------------------------------------------------------------
Ending units                                 318,157    851,758     209,921     134,595    152,325    113,246     85,227    180,504
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (3)
     Units sold                                    0        209           0           0          0          0        335          0
     Units redeemed                                0    (13,038)          0        (610)         0     (2,484)      (314)         0
     Units transferred                             0     12,512           0       3,788          0      4,954        705          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0       (317)          0       3,178          0      2,470        726          0
Beginning units                                    0    201,916           0       4,587          0     38,656     57,980          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0    201,599           0       7,765          0     41,126     58,706          0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                    0          0           0           0          0          0          0          0
     Units redeemed                                0          0           0           0          0          0          0          0
     Units transferred                             0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0           0           0          0          0          0          0
Beginning units                                    0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0          0           0           0          0          0          0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                    0          0           0           0          0          0          0          0
     Units redeemed                                0          0           0           0          0          0          0          0
     Units transferred                             0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0           0           0          0          0          0          0
Beginning units                                    0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0          0           0           0          0          0          0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                    0          0           0           0          0          0          0          0
     Units redeemed                                0          0           0           0          0          0          0          0
     Units transferred                             0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0           0           0          0          0          0          0
Beginning units                                    0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0          0           0           0          0          0          0          0
                                             =======================================================================================

                                                                                   International  International
                                              Growth-      Growth      High-Yield   Diversified      Growth       Marsico
                                              Income    Opportunities     Bond       Equities       & Income       Growth
                                             Portfolio    Portfolio     Portfolio    Portfolio      Portfolio    Portfolio
                                             (Class 1)    (Class 1)     (Class 1)    (Class 1)      (Class 1)    (Class 1)
                                             -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0            0             0            0              0            0
     Units redeemed                                 0            0             0            0              0            0
     Units transferred                              0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0              0            0
Beginning units                                     0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Ending units                                        0            0             0            0              0            0
                                             ===============================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                     0            0             0            0              0            0
     Units redeemed                                 0            0             0            0              0            0
     Units transferred                              0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0              0            0
Beginning units                                     0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Ending units                                        0            0             0            0              0            0
                                             ===============================================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                     0            0             0            0              0            0
     Units redeemed                                 0            0             0            0              0            0
     Units transferred                              0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0              0            0
Beginning units                                     0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Ending units                                        0            0             0            0              0            0
                                             ===============================================================================
Contracts With Total Expenses of 1.77% (2)
     Units sold                                 1,010           71         3,635        3,840          1,573          421
     Units redeemed                           (14,635)     (10,214)      (18,361)      (1,977)       (18,764)     (14,963)
     Units transferred                        (36,099)      (1,977)      (40,878)       3,803        (24,622)     122,483
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding      (49,724)     (12,120)      (55,604)       5,666        (41,813)     107,941
Beginning units                               360,087      185,337       277,747      161,711        345,080      370,133
                                             -------------------------------------------------------------------------------
Ending units                                  310,363      173,217       222,143      167,377        303,267      478,074
                                             ===============================================================================
Contracts With Total Expenses of 1.77% (3)
     Units sold                                     1            0             0            0              0            0
     Units redeemed                            (6,245)           0             0            0           (747)           0
     Units transferred                          4,557            0             0            0         10,416            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (1,687)           0             0            0          9,669            0
Beginning units                                81,510            0             0            0          7,425            0
                                             -------------------------------------------------------------------------------
Ending units                                   79,823            0             0            0         17,094            0
                                             ===============================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                     0            0             0            0              0            0
     Units redeemed                                 0            0             0            0              0            0
     Units transferred                              0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0              0            0
Beginning units                                     0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Ending units                                        0            0             0            0              0            0
                                             ===============================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                     0            0             0            0              0            0
     Units redeemed                                 0            0             0            0              0            0
     Units transferred                              0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0              0            0
Beginning units                                     0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Ending units                                        0            0             0            0              0            0
                                             ===============================================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                     0            0             0            0              0            0
     Units redeemed                                 0            0             0            0              0            0
     Units transferred                              0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0              0            0
Beginning units                                     0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Ending units                                        0            0             0            0              0            0
                                             ===============================================================================

                                                  MFS
                                             Massachusetts     MFS                    Putnam
                                               Investors     Mid-Cap        MFS       Growth       Real
                                                 Trust       Growth    Total Return   Voyager     Estate
                                               Portfolio    Portfolio    Portfolio   Portfolio  Portfolio
                                               (Class 1)    (Class 1)    (Class 1)   (Class 1)  (Class 1)
                                             ------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0            0            0           0          0
     Units redeemed                                   0            0            0           0          0
     Units transferred                                0            0            0           0          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding              0            0            0           0          0
Beginning units                                       0            0            0           0          0
                                             -----------------------------------------------------------
Ending units                                          0            0            0           0          0
                                             ===========================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                       0            0            0           0          0
     Units redeemed                                   0            0            0           0          0
     Units transferred                                0            0            0           0          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding              0            0            0           0          0
Beginning units                                       0            0            0           0          0
                                             -----------------------------------------------------------
Ending units                                          0            0            0           0          0
                                             ===========================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                       0            0            0           0          0
     Units redeemed                                   0            0            0           0          0
     Units transferred                                0            0            0           0          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding              0            0            0           0          0
Beginning units                                       0            0            0           0          0
                                             -----------------------------------------------------------
Ending units                                          0            0            0           0          0
                                             ===========================================================
Contracts With Total Expenses of 1.77% (2)
     Units sold                                   6,028        2,749       20,118         663         13
     Units redeemed                             (11,940)     (27,939)     (30,586)     (3,914)    (4,178)
     Units transferred                             (642)      25,007       69,324     (14,007)     6,323
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding         (6,554)        (183)      58,856     (17,258)     2,158
Beginning units                                 243,337      649,185      789,355     137,282     82,996
                                             -----------------------------------------------------------
Ending units                                    236,783      649,002      848,211     120,024     85,154
                                             ===========================================================
Contracts With Total Expenses of 1.77% (3)
     Units sold                                     375          798        1,712           0          0
     Units redeemed                              (1,872)      (6,696)     (14,548)       (745)         0
     Units transferred                           (6,346)       5,638        7,053       2,802          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding         (7,843)        (260)      (5,783)      2,057          0
Beginning units                                  22,096       72,492       84,612      46,494          0
                                             -----------------------------------------------------------
Ending units                                     14,253       72,232       78,829      48,551          0
                                             ===========================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                       0            0            0           0          0
     Units redeemed                                   0            0            0           0          0
     Units transferred                                0            0            0           0          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding              0            0            0           0          0
Beginning units                                       0            0            0           0          0
                                             -----------------------------------------------------------
Ending units                                          0            0            0           0          0
                                             ===========================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                       0            0            0           0          0
     Units redeemed                                   0            0            0           0          0
     Units transferred                                0            0            0           0          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding              0            0            0           0          0
Beginning units                                       0            0            0           0          0
                                             -----------------------------------------------------------
Ending units                                          0            0            0           0          0
                                             ===========================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       0            0            0           0          0
     Units redeemed                                   0            0            0           0          0
     Units transferred                                0            0            0           0          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding              0            0            0           0          0
Beginning units                                       0            0            0           0          0
                                             -----------------------------------------------------------
Ending units                                          0            0            0           0          0
                                             ===========================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

  5.  CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.


                                              SunAmerica                       Telecom        Worldwide     Aggressive   Alliance
                                               Balanced       Technology       Utility       High Income      Growth      Growth
                                              Portfolio        Portfolio      Portfolio       Portfolio     Portfolio    Portfolio
                                              (Class 1)        (Class 1)      (Class 1)       (Class 1)     (Class 2)    (Class 2)
                                              ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                     0              0              0              0              0            0
         Units redeemed                                 0              0              0              0              0            0
         Units transferred                              0              0              0              0              0            0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0            0
Beginning units                                         0              0              0              0              0            0
                                              ------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0            0
                                              ====================================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                     0              0              0              0              0        1,107
         Units redeemed                                 0              0              0              0              0         (116)
         Units transferred                              0              0              0              0              0        4,449
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0        5,440
Beginning units                                         0              0              0              0              0        7,147
                                              ------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0       12,587
                                              ====================================================================================
Contracts With Total Expenses of 1.52% (1):
         Units sold                                21,525         55,667          5,330         10,853        153,025      330,705
         Units redeemed                          (467,426)      (519,140)      (126,564)      (380,293)       (43,971)     (75,253)
         Units transferred                        (63,475)     2,419,175       (260,656)        78,285        150,180      171,800
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         (509,376)     1,955,702       (381,890)      (291,155)       259,234      427,252
Beginning units                                 3,097,121      1,580,445      1,188,432      2,261,171        472,593    1,210,486
                                              ------------------------------------------------------------------------------------
Ending units                                    2,587,745      3,536,147        806,542      1,970,016        731,827    1,637,738
                                              ====================================================================================
Contracts With Total Expenses of 1.52% (2):
         Units sold                                60,415        124,819         17,379         18,149              0            0
         Units redeemed                        (1,141,698)      (965,961)      (266,804)      (239,578)             0            0
         Units transferred                       (961,811)     5,847,591       (650,395)       254,066              0            0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (2,043,094)     5,006,449       (899,820)        32,637              0            0
Beginning units                                13,838,869      7,906,530      3,982,390      2,384,608              0            0
                                              ------------------------------------------------------------------------------------
Ending units                                   11,795,775     12,912,979      3,082,570      2,417,245              0            0
                                              ====================================================================================
Contracts With Total Expenses of 1.52% (3):
         Units sold                                   852              0              0              0              0            0
         Units redeemed                            (6,417)             0              0              0              0            0
         Units transferred                          8,130              0              0              0              0            0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            2,565              0              0              0              0            0
Beginning units                                    81,351              0              0              0              0            0
                                              ------------------------------------------------------------------------------------
Ending units                                       83,916              0              0              0              0            0
                                              ====================================================================================
Contracts With Total Expenses of 1.52% (4):
         Units sold                                     0              0              0              0          1,462        1,952
         Units redeemed                                 0              0              0              0           (573)        (919)
         Units transferred                              0              0              0              0          4,437        4,569
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0          5,326        5,602
Beginning units                                         0              0              0              0         13,285       41,032
                                              ------------------------------------------------------------------------------------
Ending units                                            0              0              0              0         18,611       46,634
                                              ====================================================================================
Contracts With Total Expenses of 1.55% (5):
         Units sold                                     0              0              0              0              0          118
         Units redeemed                                 0              0              0              0              0         (429)
         Units transferred                              0              0              0              0              0          974
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0          663
Beginning units                                         0              0              0              0              0       11,120
                                              ------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0       11,783
                                              ====================================================================================
Contracts With Total Expenses of 1.55% (6):
         Units sold                                     0              0              0              0              0        2,759
         Units redeemed                                 0              0              0              0              0       (2,210)
         Units transferred                              0              0              0              0              0        4,111
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0        4,660
Beginning units                                         0              0              0              0              0        7,424
                                              ------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0       12,084
                                              ====================================================================================

                                                                                                  Davis
                                                   Blue Chip        Cash         Corporate       Venture        "Dogs" of
                                                    Growth        Management       Bond           Value        Wall Street
                                                   Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                                   (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                              ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                        0              0              0              0              0
         Units redeemed                                    0              0              0              0              0
         Units transferred                                 0              0              0              0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0              0              0              0
Beginning units                                            0              0              0              0              0
                                              --------------------------------------------------------------------------
Ending units                                               0              0              0              0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                        0              0              0            335              0
         Units redeemed                                    0              0              0         (2,656)             0
         Units transferred                                 0              0              0          8,869              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0              0          6,548              0
Beginning units                                            0              0              0         28,675              0
                                              --------------------------------------------------------------------------
Ending units                                               0              0              0         35,223              0
                                              ==========================================================================
Contracts With Total Expenses of 1.52% (1):
         Units sold                                  352,732      1,562,387        289,148        802,504        387,185
         Units redeemed                              (77,435)      (560,603)      (129,297)      (183,589)       (41,462)
         Units transferred                           242,608       (705,339)       430,477        731,785        208,186
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             517,905        296,445        590,328      1,350,700        553,909
Beginning units                                    1,010,759      2,341,376      1,527,011      2,743,042        640,160
                                              --------------------------------------------------------------------------
Ending units                                       1,528,664      2,637,821      2,117,339      4,093,742      1,194,069
                                              ==========================================================================
Contracts With Total Expenses of 1.52% (2):
         Units sold                                        0              0              0              0              0
         Units redeemed                                    0              0              0              0              0
         Units transferred                                 0              0              0              0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0              0              0              0
Beginning units                                            0              0              0              0              0
                                              --------------------------------------------------------------------------
Ending units                                               0              0              0              0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.52% (3):
         Units sold                                        0              0              0              0              0
         Units redeemed                                    0              0              0              0              0
         Units transferred                                 0              0              0              0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0              0              0              0
Beginning units                                            0              0              0              0              0
                                              --------------------------------------------------------------------------
Ending units                                               0              0              0              0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.52% (4):
         Units sold                                   14,134         86,122          8,061          5,150            832
         Units redeemed                               (1,817)       (24,308)        (2,659)        (6,081)        (3,268)
         Units transferred                            15,798         (8,055)        14,344         23,125          5,505
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding              28,115         53,759         19,746         22,194          3,069
Beginning units                                       47,770        178,024         95,175        103,326         26,346
                                              --------------------------------------------------------------------------
Ending units                                          75,885        231,783        114,921        125,520         29,415
                                              ==========================================================================
Contracts With Total Expenses of 1.55% (5):
         Units sold                                        0              0              0            849              0
         Units redeemed                                    0              0              0           (654)             0
         Units transferred                                 0              0              0          2,280              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0              0          2,475              0
Beginning units                                            0              0              0          5,478              0
                                              --------------------------------------------------------------------------
Ending units                                               0              0              0          7,953              0
                                              ==========================================================================
Contracts With Total Expenses of 1.55% (6):
         Units sold                                        0              0              0              0              0
         Units redeemed                                    0              0              0              0              0
         Units transferred                                 0              0              0              0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0              0              0              0
Beginning units                                            0              0              0              0              0
                                              --------------------------------------------------------------------------
Ending units                                               0              0              0              0              0
                                              ==========================================================================

                                                              Federated
                                               Emerging       American     Foreign           Global         Global
                                               Markets         Leaders      Value             Bond         Equities
                                              Portfolio       Portfolio    Portfolio        Portfolio     Portfolio
                                               (Class 2)      (Class 2)    (Class 2)        (Class 2)      (Class 2)
                                              ---------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                  0              0              0              0              0
         Units redeemed                              0              0              0              0              0
         Units transferred                           0              0              0              0              0
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0              0              0
Beginning units                                      0              0              0              0              0
                                              --------------------------------------------------------------------
Ending units                                         0              0              0              0              0
                                              ====================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                  0              0              0              0            145
         Units redeemed                              0              0              0              0           (122)
         Units transferred                           0              0              0              0          3,124
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0              0          3,147
Beginning units                                      0              0              0              0          9,707
                                              --------------------------------------------------------------------
Ending units                                         0              0              0              0         12,854
                                              ====================================================================
Contracts With Total Expenses of 1.52% (1):
         Units sold                            135,714        111,900      1,165,017        121,849         70,241
         Units redeemed                        (19,157)       (48,353)       (28,553)       (22,292)       (28,136)
         Units transferred                     101,190        (28,341)       601,469         57,436         38,903
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding       217,747         35,206      1,737,933        156,993         81,008
Beginning units                                355,869        713,960        168,357        396,972        455,525
                                              --------------------------------------------------------------------
Ending units                                   573,616        749,166      1,906,290        553,965        536,533
                                              ====================================================================
Contracts With Total Expenses of 1.52% (2):
         Units sold                                  0              0              0              0              0
         Units redeemed                              0              0              0              0              0
         Units transferred                           0              0              0              0              0
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0              0              0
Beginning units                                      0              0              0              0              0
                                              --------------------------------------------------------------------
Ending units                                         0              0              0              0              0
                                              ====================================================================
Contracts With Total Expenses of 1.52% (3):
         Units sold                                  0              0              0              0              0
         Units redeemed                              0              0              0              0              0
         Units transferred                           0              0              0              0              0
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0              0              0
Beginning units                                      0              0              0              0              0
                                              --------------------------------------------------------------------
Ending units                                         0              0              0              0              0
                                              ====================================================================
Contracts With Total Expenses of 1.52% (4):
         Units sold                              1,666          1,875          3,941          2,063          1,353
         Units redeemed                           (677)        (1,048)          (362)        (1,942)          (322)
         Units transferred                       6,013           (829)        24,046          8,601          1,494
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding         7,002             (2)        27,625          8,722          2,525
Beginning units                                 18,227         47,625         19,415         24,641         30,066
                                              --------------------------------------------------------------------
Ending units                                    25,229         47,623         47,040         33,363         32,591
                                              ====================================================================
Contracts With Total Expenses of 1.55% (5):
         Units sold                                  0              0              0              0              0
         Units redeemed                              0              0              0              0            (38)
         Units transferred                           0              0              0              0              0
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0              0            (38)
Beginning units                                      0              0              0              0          1,066
                                              --------------------------------------------------------------------
Ending units                                         0              0              0              0          1,028
                                              ====================================================================
Contracts With Total Expenses of 1.55% (6):
         Units sold                                  0              0              0              0              0
         Units redeemed                              0              0              0              0            (67)
         Units transferred                           0              0              0              0          2,876
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0              0          2,809
Beginning units                                      0              0              0              0          2,002
                                              --------------------------------------------------------------------
Ending units                                         0              0              0              0          4,811
                                              ====================================================================


                                              Goldman
                                               Sachs        Growth-       Growth
                                              Research      Income     Opportunities
                                              Portfolio    Portfolio     Portfolio
                                              (Class 2)    (Class 2)    (Class 2)
                                             ----------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                 0              0              0
         Units redeemed                             0              0              0
         Units transferred                          0              0              0
                                             --------------------------------------
Increase (decrease) in units outstanding            0              0              0
Beginning units                                     0              0              0
                                             --------------------------------------
Ending units                                        0              0              0
                                             ======================================
Contracts With Total Expenses of 1.40%:
         Units sold                                 0              0              0
         Units redeemed                             0              0              0
         Units transferred                          0              0              0
                                             --------------------------------------
Increase (decrease) in units outstanding            0              0              0
Beginning units                                     0              0              0
                                             --------------------------------------
Ending units                                        0              0              0
                                             ======================================
Contracts With Total Expenses of 1.52% (1):
         Units sold                           129,252         94,313        213,177
         Units redeemed                       (35,373)       (69,934)       (36,611)
         Units transferred                     87,493         19,310        271,894
                                             --------------------------------------
Increase (decrease) in units outstanding      181,372         43,689        448,460
Beginning units                               466,347      1,079,049        613,473
                                             --------------------------------------
Ending units                                  647,719      1,122,738      1,061,933
                                             ======================================
Contracts With Total Expenses of 1.52% (2):
         Units sold                                 0              0              0
         Units redeemed                             0              0              0
         Units transferred                          0              0              0
                                             --------------------------------------
Increase (decrease) in units outstanding            0              0              0
Beginning units                                     0              0              0
                                             --------------------------------------
Ending units                                        0              0              0
                                             ======================================
Contracts With Total Expenses of 1.52% (3):
         Units sold                                 0              0              0
         Units redeemed                             0              0              0
         Units transferred                          0              0              0
                                             --------------------------------------
Increase (decrease) in units outstanding            0              0              0
Beginning units                                     0              0              0
                                             --------------------------------------
Ending units                                        0              0              0
                                             ======================================
Contracts With Total Expenses of 1.52% (4):
         Units sold                               526            508          7,454
         Units redeemed                        (1,120)        (2,685)          (233)
         Units transferred                      1,079          9,039         16,134
                                             --------------------------------------
Increase (decrease) in units outstanding          485          6,862         23,355
Beginning units                                33,542         43,524         16,216
                                             --------------------------------------
Ending units                                   34,027         50,386         39,571
                                             ======================================
Contracts With Total Expenses of 1.55% (5):
         Units sold                                 0              0              0
         Units redeemed                             0              0              0
         Units transferred                          0              0              0
                                             --------------------------------------
Increase (decrease) in units outstanding            0              0              0
Beginning units                                     0              0              0
                                             --------------------------------------
Ending units                                        0              0              0
                                             ======================================
Contracts With Total Expenses of 1.55% (6):
         Units sold                                 0              0              0
         Units redeemed                             0              0              0
         Units transferred                          0              0              0
                                             --------------------------------------
Increase (decrease) in units outstanding            0              0              0
Beginning units                                     0              0              0
                                             --------------------------------------
Ending units                                        0              0              0
                                             ======================================


(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)      Offered in Polaris II product.

(3)      Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)      Offered in Diversified Strategies product.

(6)      Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

         5.  CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.


                                                SunAmerica                    Telecom        Worldwide     Aggressive     Alliance
                                                 Balanced      Technology     Utility       High Income      Growth        Growth
                                                Portfolio      Portfolio     Portfolio       Portfolio     Portfolio      Portfolio
                                                (Class 1)      (Class 1)     (Class 1)       (Class 1)     (Class 2)      (Class 2)
                                                -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                    0             0             0             0             0                0
         Units redeemed                                0             0             0             0             0                0
         Units transferred                             0             0             0             0             0           (2,575)
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0           (2,575)
Beginning units                                        0             0             0             0             0            6,024
                                                ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0            3,449
                                                =================================================================================
Contracts With Total Expenses of 1.72% (4):
         Units sold                                    0             0             0             0         3,413            1,376
         Units redeemed                                0             0             0             0          (731)          (3,064)
         Units transferred                             0             0             0             0        11,568            8,791
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0        14,250            7,103
Beginning units                                        0             0             0             0        25,664           75,534
                                                ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0        39,914           82,637
                                                =================================================================================
Contracts With Total Expenses of 1.77% (7):
         Units sold                                    0             0             0             0         3,233           27,225
         Units redeemed                                0             0             0             0        (4,279)         (26,206)
         Units transferred                             0             0             0             0        27,021           46,066
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0        25,975           47,085
Beginning units                                        0             0             0             0       105,722          291,777
                                                ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0       131,697          338,862
                                                =================================================================================
Contracts With Total Expenses of 1.77% (2):
         Units sold                                2,221         4,781            59           186             0                0
         Units redeemed                           (8,004)      (29,410)       (2,775)         (615)            0                0
         Units transferred                        (3,696)       58,343        (1,584)       13,803             0                0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding          (9,479)       33,714        (4,300)       13,374             0                0
Beginning units                                  176,634       508,691        59,762        17,768             0                0
                                                ---------------------------------------------------------------------------------
Ending units                                     167,155       542,405        55,462        31,142             0                0
                                                =================================================================================
Contracts With Total Expenses of 1.77% (3):
         Units sold                                  239             0             0             0             0                0
         Units redeemed                           (5,018)            0             0             0             0                0
         Units transferred                          (981)            0             0             0             0                0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding          (5,760)            0             0             0             0                0
Beginning units                                   39,237             0             0             0             0                0
                                                ---------------------------------------------------------------------------------
Ending units                                      33,477             0             0             0             0                0
                                                =================================================================================
Contracts With Total Expenses of 1.80%:
         Units sold                                    0             0             0             0             0              819
         Units redeemed                                0             0             0             0             0           (2,293)
         Units transferred                             0             0             0             0             0            4,564
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0            3,090
Beginning units                                        0             0             0             0             0            8,861
                                                ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0           11,951
                                                =================================================================================
Contracts With Total Expenses of 1.95%:
         Units sold                                    0             0             0             0             0                0
         Units redeemed                                0             0             0             0             0              (40)
         Units transferred                             0             0             0             0             0              571
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0              531
Beginning units                                        0             0             0             0             0            2,753
                                                ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0            3,284
                                                =================================================================================
Contracts With Total Expenses of 1.97% (4):
         Units sold                                    0             0             0             0           319              414
         Units redeemed                                0             0             0             0        (1,142)          (2,182)
         Units transferred                             0             0             0             0           645           (1,793)
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0          (178)          (3,561)
Beginning units                                        0             0             0             0         3,536           20,475
                                                ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0         3,358           16,914
                                                =================================================================================

                                                                                              Davis
                                                     Blue Chip      Cash         Corporate   Venture        "Dogs" of       Emerging
                                                      Growth      Management       Bond       Value        Wall Street      Markets
                                                     Portfolio    Portfolio      Portfolio  Portfolio       Portfolio      Portfolio
                                                     (Class 2)    (Class 2)      (Class 2)  (Class 2)      (Class 2)       (Class 2)
                                                ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                       0             0             0             0             0             0
         Units redeemed                                   0             0             0             0             0             0
         Units transferred                                0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0             0             0
Beginning units                                           0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Ending units                                              0             0             0             0             0             0
                                                =================================================================================
Contracts With Total Expenses of 1.72% (4):
         Units sold                                   3,028         3,166         5,881        17,109         3,533           867
         Units redeemed                              (5,360)      (38,368)       (2,931)       (4,326)         (459)         (632)
         Units transferred                           31,086        53,494        54,905        34,899       (12,678)       11,997
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding             28,754        18,292        57,855        47,682        (9,604)       12,232
Beginning units                                      58,924       206,454       108,842       186,111        61,366        21,638
                                                ---------------------------------------------------------------------------------
Ending units                                         87,678       224,746       166,697       233,793        51,762        33,870
                                                =================================================================================
Contracts With Total Expenses of 1.77% (7):
         Units sold                                  52,512       306,674        48,982        53,042        48,424        65,152
         Units redeemed                             (17,121)     (113,016)      (32,199)      (48,800)       (2,891)      (31,912)
         Units transferred                           26,564      (200,977)       52,963       133,954       (29,338)       36,537
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding             61,955        (7,319)       69,746       138,196        16,195        69,777
Beginning units                                     273,790       566,480       379,191       714,556       324,446        88,428
                                                ---------------------------------------------------------------------------------
Ending units                                        335,745       559,161       448,937       852,752       340,641       158,205
                                                =================================================================================
Contracts With Total Expenses of 1.77% (2):
         Units sold                                       0             0             0             0             0             0
         Units redeemed                                   0             0             0             0             0             0
         Units transferred                                0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0             0             0
Beginning units                                           0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Ending units                                              0             0             0             0             0             0
                                                =================================================================================
Contracts With Total Expenses of 1.77% (3):
         Units sold                                       0             0             0             0             0             0
         Units redeemed                                   0             0             0             0             0             0
         Units transferred                                0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0             0             0
Beginning units                                           0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Ending units                                              0             0             0             0             0             0
                                                =================================================================================
Contracts With Total Expenses of 1.80%:
         Units sold                                       0             0             0         1,250             0             0
         Units redeemed                                   0             0             0        (1,930)            0             0
         Units transferred                                0             0             0           469             0             0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0          (211)            0             0
Beginning units                                           0             0             0        10,380             0             0
                                                ---------------------------------------------------------------------------------
Ending units                                              0             0             0        10,169             0             0
                                                =================================================================================
Contracts With Total Expenses of 1.95%:
         Units sold                                       0             0             0             0             0             0
         Units redeemed                                   0             0             0             0             0             0
         Units transferred                                0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0             0             0
Beginning units                                           0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Ending units                                              0             0             0             0             0             0
                                                =================================================================================
Contracts With Total Expenses of 1.97% (4):
         Units sold                                     436           467           421         1,204             0            74
         Units redeemed                              (1,362)      (11,976)       (7,431)       (6,921)       (2,301)       (1,703)
         Units transferred                            5,782         3,979         7,664          (865)        2,367        (1,899)
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding              4,856        (7,530)          654        (6,582)           66        (3,528)
Beginning units                                       6,696        50,227        41,167        50,575        21,475        21,840
                                                ---------------------------------------------------------------------------------
Ending units                                         11,552        42,697        41,821        43,993        21,541        18,312
                                                =================================================================================
                                                 Federated
                                                 American      Foreign     Global         Global
                                                  Leaders       Value       Bond         Equities
                                                 Portfolio    Portfolio   Portfolio     Portfolio
                                                 (Class 2)    (Class 2)   (Class 2)      (Class 2)
                                              -----------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                   0             0             0             0
         Units redeemed                               0             0             0             6
         Units transferred                            0             0             0             0
                                              ---------------------------------------------------
Increase (decrease) in units outstanding              0             0             0             6
Beginning units                                       0             0             0             0
                                              ---------------------------------------------------
Ending units                                          0             0             0             6
                                              ===================================================
Contracts With Total Expenses of 1.72% (4):
         Units sold                               3,117           479         4,953         3,067
         Units redeemed                          (2,350)       (9,277)       (1,132)         (865)
         Units transferred                       15,739        21,748         7,939         3,744
                                              ---------------------------------------------------
Increase (decrease) in units outstanding         16,506        12,950        11,760         5,946
Beginning units                                  43,612        28,282        39,465        36,674
                                              ---------------------------------------------------
Ending units                                     60,118        41,232        51,225        42,620
                                              ===================================================
Contracts With Total Expenses of 1.77% (7):
         Units sold                              14,852        77,195         6,651         4,469
         Units redeemed                         (22,841)       (5,793)       (6,146)       (6,379)
         Units transferred                      (11,010)       94,624        19,057         5,419
                                              ---------------------------------------------------
Increase (decrease) in units outstanding        (18,999)      166,026        19,562         3,509
Beginning units                                 270,038        36,907        73,757       131,042
                                              ---------------------------------------------------
Ending units                                    251,039       202,933        93,319       134,551
                                              ===================================================
Contracts With Total Expenses of 1.77% (2):
         Units sold                                   0             0             0             0
         Units redeemed                               0             0             0             0
         Units transferred                            0             0             0             0
                                              ---------------------------------------------------
Increase (decrease) in units outstanding              0             0             0             0
Beginning units                                       0             0             0             0
                                              ---------------------------------------------------
Ending units                                          0             0             0             0
                                              ===================================================
Contracts With Total Expenses of 1.77% (3):
         Units sold                                   0             0             0             0
         Units redeemed                               0             0             0             0
         Units transferred                            0             0             0             0
                                              ---------------------------------------------------
Increase (decrease) in units outstanding              0             0             0             0
Beginning units                                       0             0             0             0
                                              ---------------------------------------------------
Ending units                                          0             0             0             0
                                              ===================================================
Contracts With Total Expenses of 1.80%:
         Units sold                                   0             0             0             0
         Units redeemed                               0             0             0           (56)
         Units transferred                            0             0             0         2,671
                                              ---------------------------------------------------
Increase (decrease) in units outstanding              0             0             0         2,615
Beginning units                                       0             0             0         3,172
                                              ---------------------------------------------------
Ending units                                          0             0             0         5,787
                                              ===================================================
Contracts With Total Expenses of 1.95%:
         Units sold                                   0             0             0             0
         Units redeemed                               0             0             0           (74)
         Units transferred                            0             0             0           108
                                              ---------------------------------------------------
Increase (decrease) in units outstanding              0             0             0            34
Beginning units                                       0             0             0           730
                                              ---------------------------------------------------
Ending units                                          0             0             0           764
                                              ===================================================
Contracts With Total Expenses of 1.97% (4):
         Units sold                                 769             0           585           108
         Units redeemed                            (955)           (1)          (23)           (2)
         Units transferred                          285           651           695          (936)
                                              ---------------------------------------------------
Increase (decrease) in units outstanding             99           650         1,257          (830)
Beginning units                                  15,411            14        12,671         5,870
                                              ---------------------------------------------------
Ending units                                     15,510           664        13,928         5,040
                                              ===================================================

                                                Goldman
                                                  Sachs       Growth-       Growth
                                                Research      Income     Opportunities
                                                Portfolio    Portfolio     Portfolio
                                                (Class 2)    (Class 2)    (Class 2)
                                              ----------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                   0             0             0
         Units redeemed                               0             0             0
         Units transferred                            0             0             0
                                              -------------------------------------
Increase (decrease) in units outstanding              0             0             0
Beginning units                                       0             0             0
                                              -------------------------------------
Ending units                                          0             0             0
                                              =====================================
Contracts With Total Expenses of 1.72% (4):
         Units sold                               5,704         9,366         2,976
         Units redeemed                            (395)       (3,989)         (710)
         Units transferred                        2,520        10,333        36,682
                                              -------------------------------------
Increase (decrease) in units outstanding          7,829        15,710        38,948
Beginning units                                  43,169       110,540        36,711
                                              -------------------------------------
Ending units                                     50,998       126,250        75,659
                                              =====================================
Contracts With Total Expenses of 1.77% (7):
         Units sold                              18,849         2,898         4,985
         Units redeemed                          (4,057)       (9,830)       (6,272)
         Units transferred                       27,096        37,007        47,109
                                              -------------------------------------
Increase (decrease) in units outstanding         41,888        30,075        45,822
Beginning units                                 109,955       245,508       159,512
                                              -------------------------------------
Ending units                                    151,843       275,583       205,334
                                              =====================================
Contracts With Total Expenses of 1.77% (2):
         Units sold                                   0             0             0
         Units redeemed                               0             0             0
         Units transferred                            0             0             0
                                              -------------------------------------
Increase (decrease) in units outstanding              0             0             0
Beginning units                                       0             0             0
                                              -------------------------------------
Ending units                                          0             0             0
                                              =====================================
Contracts With Total Expenses of 1.77% (3):
         Units sold                                   0             0             0
         Units redeemed                               0             0             0
         Units transferred                            0             0             0
                                              -------------------------------------
Increase (decrease) in units outstanding              0             0             0
Beginning units                                       0             0             0
                                              -------------------------------------
Ending units                                          0             0             0
                                              =====================================
Contracts With Total Expenses of 1.80%:
         Units sold                                   0             0             0
         Units redeemed                               0             0             0
         Units transferred                            0             0             0
                                              -------------------------------------
Increase (decrease) in units outstanding              0             0             0
Beginning units                                       0             0             0
                                              -------------------------------------
Ending units                                          0             0             0
                                              =====================================
Contracts With Total Expenses of 1.95%:
         Units sold                                   0             0             0
         Units redeemed                               0             0             0
         Units transferred                            0             0             0
                                              -------------------------------------
Increase (decrease) in units outstanding              0             0             0
Beginning units                                       0             0             0
                                              -------------------------------------
Ending units                                          0             0             0
                                              =====================================
Contracts With Total Expenses of 1.97% (4):
         Units sold                                 121           104           797
         Units redeemed                            (801)       (1,020)         (201)
         Units transferred                          980         2,286         3,792
                                              -------------------------------------
Increase (decrease) in units outstanding            300         1,370         4,388
Beginning units                                  15,810        26,404         8,346
                                              -------------------------------------
Ending units                                     16,110        27,774        12,734
                                              =====================================


(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)      Offered in Polaris II product.

(3)      Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)      Offered in Diversified Strategies product.

(6)      Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING(continued)

For the year ended December 31, 2003.

                                                                                                       MFS
                                                         International  International             Massachusetts     MFS
                                             High-Yield   Diversified      Growth       Marsico     Investors     Mid-Cap
                                                Bond       Equities       & Income      Growth        Trust       Growth
                                             Portfolio     Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                             (Class 2)     (Class 2)      (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                             ----------  -------------  -------------  ---------  -------------  ---------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                   0              0              0          0              0          0
         Units redeemed                               0              0              0          0              0          0
         Units transferred                            0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0          0
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.40%:
         Units sold                                   0              0              0          0              0        591
         Units redeemed                               0              0              0          0              0     (5,646)
         Units transferred                            0              0              0          0              0     24,451
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0     19,396
Beginning units                                       0              0              0          0              0     38,564
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0     57,960
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.52% (1):
         Units sold                             385,302        990,835        278,348    982,554        197,693    807,594
         Units redeemed                         (84,001)       (58,272)       (66,120)  (115,760)       (36,377)  (154,397)
         Units transferred                      736,091        621,455        353,121    639,930        156,878    734,642
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding      1,037,392      1,554,018        565,349  1,506,724        318,194  1,387,839
Beginning units                                 885,184        587,855      1,013,112  1,867,884        732,862  2,115,113
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                  1,922,576      2,141,873      1,578,461  3,374,608      1,051,056  3,502,952
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.52% (2):
         Units sold                                   0              0              0          0              0          0
         Units redeemed                               0              0              0          0              0          0
         Units transferred                            0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0          0
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.52% (3):
         Units sold                                   0              0              0          0              0          0
         Units redeemed                               0              0              0          0              0          0
         Units transferred                            0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0          0
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.52% (4):
         Units sold                               1,238          2,373          5,846          0            479      9,256
         Units redeemed                            (963)        (1,416)          (864)         0         (1,770)    (9,377)
         Units transferred                          255         11,147         29,809          0          5,683     42,111
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding            530         12,104         34,791          0          4,392     41,990
Beginning units                                  58,767         34,524         55,112          0         18,392    132,603
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                     59,297         46,628         89,903          0         22,784    174,593
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.55% (5):
         Units sold                                   0              0              0          0              0      1,805
         Units redeemed                               0              0              0          0              0       (208)
         Units transferred                            0              0              0          0              0      2,442
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0      4,039
Beginning units                                       0              0              0          0              0     11,512
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0     15,551
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.55% (6):
         Units sold                                   0              0              0          0              0      3,591
         Units redeemed                               0              0              0          0              0     (2,109)
         Units transferred                            0              0              0          0              0     23,221
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0     24,703
Beginning units                                       0              0              0          0              0      7,702
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0     32,405
                                             ==========  =============  =============  =========  =============  =========


                                                         Putnam
                                             MFS Total   Growth:      Real    Small & Mid  SunAmerica               Telecom
                                              Return     Voyager     Estate    Cap Value    Balanced   Technology   Utility
                                             Portfolio  Portfolio  Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class 2)  (Class 2)  (Class 2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                  0          0          0            0           0           0          0
         Units redeemed                              0          0          0            0           0           0          0
         Units transferred                           0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0           0          0
Beginning units                                      0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0           0          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.40%:
         Units sold                                  0          0          0            0           0       2,381          0
         Units redeemed                              0          0          0            0           0     (15,570)         0
         Units transferred                           0          0          0            0           0      13,610          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0         421          0
Beginning units                                      0          0          0            0           0      72,091          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0      72,512          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (1):
         Units sold                            586,181     95,510    152,625      692,458     112,782     592,040     24,370
         Units redeemed                       (230,851)   (26,516)   (45,187)     (15,376)    (65,370)    (90,906)    (7,586)
         Units transferred                     973,783    (41,914)   256,400      392,520     181,015   1,088,485    (37,188)
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding     1,329,113     27,080    363,838    1,069,602     228,427   1,589,619    (20,404)
Beginning units                              3,252,384    473,461    577,307      185,477     892,920   1,330,549    186,747
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                 4,581,497    500,541    941,145    1,255,079   1,121,347   2,920,168    166,343
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (2):
         Units sold                                  0          0          0            0           0           0          0
         Units redeemed                              0          0          0            0           0           0          0
         Units transferred                           0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0           0          0
Beginning units                                      0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0           0          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (3):
         Units sold                                  0          0          0            0           0           0          0
         Units redeemed                              0          0          0            0           0           0          0
         Units transferred                           0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0           0          0
Beginning units                                      0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0           0          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (4):
         Units sold                              2,579         11        257        5,893       2,870      11,635          0
         Units redeemed                         (7,415)      (661)    (1,267)        (595)       (431)       (872)         0
         Units transferred                      43,160        324     11,395       30,481       7,048         (40)         0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding        38,324       (326)    10,385       35,779       9,487      10,723          0
Beginning units                                157,265     12,720     44,342       39,021      18,398      42,919          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                   195,589     12,394     54,727       74,800      27,885      53,642          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.55% (5):
         Units sold                                  0          0          0            0           0       1,027          0
         Units redeemed                              0          0          0            0           0          (6)         0
         Units transferred                           0          0          0            0           0          (2)         0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0       1,019          0
Beginning units                                      0          0          0            0           0       9,802          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0      10,821          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.55% (6):
         Units sold                                  0          0          0            0           0      19,788          0
         Units redeemed                              0          0          0            0           0      (7,927)         0
         Units transferred                           0          0          0            0           0      66,007          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0      77,868          0
Beginning units                                      0          0          0            0           0      30,946          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0     108,814          0
                                             =========  =========  =========  ===========  ==========  ==========  =========

                                              Worldwide   Aggressive  Alliance   Blue Chip     Cash     Corporate
                                             High Income    Growth     Growth     Growth    Management    Bond
                                              Portfolio   Portfolio   Portfolio  Portfolio  Portfolio   Portfolio
                                              (Class 2)    (Class 3)  (Class 3)  (Class 3)  (Class 3)   (Class 3)
                                             -----------  ----------  ---------  ---------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                    0           0          0          0           0          0
         Units redeemed                                0           0          0          0           0          0
         Units transferred                             0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0           0          0          0           0          0
Beginning units                                        0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0           0          0          0           0          0
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.40%:
         Units sold                                    0           0          0          0           0          0
         Units redeemed                                0           0          0          0           0          0
         Units transferred                             0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0           0          0          0           0          0
Beginning units                                        0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0           0          0          0           0          0
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.52% (1):
         Units sold                               76,711      78,074    377,672    300,317   3,343,716    571,605
         Units redeemed                          (16,422)     (7,056)   (18,572)   (26,483)   (564,711)   (15,194)
         Units transferred                        92,157      62,634    190,257    114,787    (545,943)   274,139
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding         152,446     133,652    549,357    388,621   2,233,062    830,550
Beginning units                                  144,908       9,218     45,028     25,770     281,452    115,713
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                     297,354     142,870    594,385    414,391   2,514,514    946,263
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.52% (2):
         Units sold                                    0           0          0          0           0          0
         Units redeemed                                0           0          0          0           0          0
         Units transferred                             0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0           0          0          0           0          0
Beginning units                                        0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0           0          0          0           0          0
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.52% (3):
         Units sold                                    0           0          0          0           0          0
         Units redeemed                                0           0          0          0           0          0
         Units transferred                             0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0           0          0          0           0          0
Beginning units                                        0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0           0          0          0           0          0
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.52% (4):
         Units sold                                    0      13,819     42,259     30,900     807,586    155,137
         Units redeemed                                0      (1,187)    (1,292)      (743)   (987,699)    (4,411)
         Units transferred                             0       5,028      7,072     (3,188)    602,454     40,695
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0      17,660     48,039     26,969     422,341    191,421
Beginning units                                        0          15      2,961      2,553      10,725      3,690
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0      17,675     51,000     29,522     433,066    195,111
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.55% (5):
         Units sold                                    0           0          0          0           0          0
         Units redeemed                                0           0          0          0           0          0
         Units transferred                             0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0           0          0          0           0          0
Beginning units                                        0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0           0          0          0           0          0
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.55% (6):
         Units sold                                    0           0          0          0           0          0
         Units redeemed                                0           0          0          0           0          0
         Units transferred                             0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0           0          0          0           0          0
Beginning units                                        0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0           0          0          0           0          0
                                             ===========  ==========  =========  =========  ==========  =========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

    5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                                                                    MFS
                                                        International International            Massachusetts     MFS
                                             High-Yield  Diversified     Growth      Marsico     Investors     Mid-Cap     MFS Total
                                                Bond       Equities     & Income      Growth       Trust        Growth       Return
                                             Portfolio    Portfolio    Portfolio     Portfolio   Portfolio     Portfolio   Portfolio
                                             (Class 2)    (Class 2)    (Class 2)     (Class 2)   (Class 2)     (Class 2)   (Class 2)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0            0            0            0            0          687            0
     Units redeemed                                 0            0            0            0            0       (6,138)           0
     Units transferred                              0            0            0            0            0        7,317            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0            0        1,866            0
Beginning units                                     0            0            0            0            0       12,214            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0            0       14,080            0
                                             =======================================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 4,349       11,103        5,042            0          349       12,860       15,449
     Units redeemed                            (4,300)      (1,748)      (1,627)           0         (798)      (4,270)     (10,495)
     Units transferred                         28,753       26,160        7,795            0       12,546       55,963       39,438
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       28,802       35,515       11,210            0       12,097       64,553       44,392
Beginning units                                70,818       79,959       84,890            0       37,899      198,770      289,817
                                             ---------------------------------------------------------------------------------------
Ending units                                   99,620      115,474       96,100            0       49,996      263,323      334,209
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                53,878       83,596       12,095       81,581       11,756       79,774       27,995
     Units redeemed                           (42,885)     (11,673)      (8,433)     (66,488)     (13,522)     (27,442)     (41,521)
     Units transferred                        121,556       67,317       49,628      285,129       62,528       83,464      117,761
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding      132,549      139,240       53,290      300,222       60,762      135,796      104,235
Beginning units                               228,236      160,078      286,477      508,425      198,873      574,291      771,538
                                             ---------------------------------------------------------------------------------------
Ending units                                  360,785      299,318      339,767      808,647      259,635      710,087      875,773
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (2):
     Units sold                                     0            0            0            0            0            0            0
     Units redeemed                                 0            0            0            0            0            0            0
     Units transferred                              0            0            0            0            0            0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0            0            0            0
Beginning units                                     0            0            0            0            0            0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0            0            0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (3):
     Units sold                                     0            0            0            0            0            0            0
     Units redeemed                                 0            0            0            0            0            0            0
     Units transferred                              0            0            0            0            0            0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0            0            0            0
Beginning units                                     0            0            0            0            0            0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0            0            0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                     0            0            0            0            0        1,635            0
     Units redeemed                                 0            0            0            0            0       (6,855)           0
     Units transferred                              0            0            0            0            0       16,794            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0            0       11,574            0
Beginning units                                     0            0            0            0            0       48,552            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0            0       60,126            0
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                     0            0            0            0            0          186            0
     Units redeemed                                 0            0            0            0            0          (16)           0
     Units transferred                              0            0            0            0            0        1,168            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0            0        1,338            0
Beginning units                                     0            0            0            0            0        8,548            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0            0        9,886            0
                                             =======================================================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                 6,252        1,401          216            0          255        1,032        1,794
     Units redeemed                           (12,368)      (1,715)      (4,195)           0       (4,372)      (7,142)      (3,006)
     Units transferred                          5,001       (1,052)       6,232            0        1,776        1,785        6,820
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (1,115)      (1,366)       2,253            0       (2,341)      (4,325)       5,608
Beginning units                                97,408       17,354       22,712            0        9,090       62,119       85,621
                                             ---------------------------------------------------------------------------------------
Ending units                                   96,293       15,988       24,965            0        6,749       57,794       91,229
                                             =======================================================================================

                                              Putnam
                                               Growth:       Real     Small & Mid   SunAmerica                 Telecom    Worldwide
                                              Voyager       Estate     Cap Value     Balanced    Technology    Utility   High Income
                                             Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 2)   (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)   (Class 2)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0            0            0            0          7,031          0            0
     Units redeemed                                 0            0            0            0             (6)         0            0
     Units transferred                              0            0            0            0         12,619          0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0         19,644          0            0
Beginning units                                     0            0            0            0         10,137          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0         29,781          0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 2,342        7,605        5,504          362          2,551          0            0
     Units redeemed                              (504)      (1,352)        (302)      (1,403)        (1,290)         0            0
     Units transferred                          2,371       26,526       17,882       18,194         17,311          0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        4,209       32,779       23,084       17,153         18,572          0            0
Beginning units                                31,268       65,279       10,379       44,382         38,455          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                   35,477       98,058       33,463       61,535         57,027          0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                 4,004       15,783       53,641       14,893         32,908      8,621        1,497
     Units redeemed                            (7,512)     (20,284)      (2,508)     (15,344)       (26,636)    (2,055)      (4,775)
     Units transferred                          7,145       38,322       82,709       59,156        526,927     (6,120)      13,253
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        3,637       33,821      133,842       58,705        533,199        446        9,975
Beginning units                                84,352      228,078       47,918      231,226        487,500     63,140       41,077
                                             ---------------------------------------------------------------------------------------
Ending units                                   87,989      261,899      181,760      289,931      1,020,699     63,586       51,052
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (2):
     Units sold                                     0            0            0            0              0          0            0
     Units redeemed                                 0            0            0            0              0          0            0
     Units transferred                              0            0            0            0              0          0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0              0          0            0
Beginning units                                     0            0            0            0              0          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0              0          0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (3):
     Units sold                                     0            0            0            0              0          0            0
     Units redeemed                                 0            0            0            0              0          0            0
     Units transferred                              0            0            0            0              0          0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0              0          0            0
Beginning units                                     0            0            0            0              0          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0              0          0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                     0            0            0            0              0          0            0
     Units redeemed                                 0            0            0            0         (1,183)         0            0
     Units transferred                              0            0            0            0         43,320          0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0         42,137          0            0
Beginning units                                     0            0            0            0         20,382          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0         62,519          0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                     0            0            0            0              0          0            0
     Units redeemed                                 0            0            0            0              0          0            0
     Units transferred                              0            0            0            0             (2)         0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0             (2)         0            0
Beginning units                                     0            0            0            0          4,971          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0          4,969          0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                    69          592          415          173          2,882          0            0
     Units redeemed                            (2,103)        (764)        (133)      (1,676)           (10)         0            0
     Units transferred                            665          328        2,318          955         (1,433)         0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (1,369)         156        2,600         (548)         1,439          0            0
Beginning units                                 9,390       18,194        4,262       31,048         16,457          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                    8,021       18,350        6,862       30,500         17,896          0            0
                                             =======================================================================================

                                             Aggressive    Alliance    Blue Chip       Cash      Corporate
                                               Growth       Growth       Growth     Management      Bond
                                             Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                              (Class 3)    (Class 3)   (Class 3)    (Class 3)    (Class 3)
                                             -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0            0            0              0          0
     Units redeemed                                 0            0            0              0          0
     Units transferred                              0            0            0              0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0              0          0
Beginning units                                     0            0            0              0          0
                                             -------------------------------------------------------------
Ending units                                        0            0            0              0          0
                                             =============================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                20,563       91,757      114,343      2,278,202    298,820
     Units redeemed                              (747)      (4,568)        (760)      (334,420)   (24,706)
     Units transferred                          6,971       29,782       (3,189)      (801,371)    67,238
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding       26,787      116,971      110,394      1,142,411    341,352
Beginning units                                 1,559       19,379        3,101         51,237      8,272
                                             -------------------------------------------------------------
Ending units                                   28,346      136,350      113,495      1,193,648    349,624
                                             =============================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                20,711       43,781       27,825        436,148     95,614
     Units redeemed                              (395)      (1,444)        (589)       (75,351)    (8,685)
     Units transferred                          7,184       21,696       12,669       (193,902)    60,336
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding       27,500       64,033       39,905        166,895    147,265
Beginning units                                   527        5,469          369         94,850      2,563
                                             -------------------------------------------------------------
Ending units                                   28,027       69,502       40,274        261,745    149,828
                                             =============================================================
Contracts With Total Expenses of 1.77% (2):
     Units sold                                     0            0            0              0          0
     Units redeemed                                 0            0            0              0          0
     Units transferred                              0            0            0              0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0              0          0
Beginning units                                     0            0            0              0          0
                                             -------------------------------------------------------------
Ending units                                        0            0            0              0          0
                                             =============================================================
Contracts With Total Expenses of 1.77% (3):
     Units sold                                     0            0            0              0          0
     Units redeemed                                 0            0            0              0          0
     Units transferred                              0            0            0              0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0              0          0
Beginning units                                     0            0            0              0          0
                                             -------------------------------------------------------------
Ending units                                        0            0            0              0          0
                                             =============================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                     0            0            0              0          0
     Units redeemed                                 0            0            0              0          0
     Units transferred                              0            0            0              0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0              0          0
Beginning units                                     0            0            0              0          0
                                             -------------------------------------------------------------
Ending units                                        0            0            0              0          0
                                             =============================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                     0            0            0              0          0
     Units redeemed                                 0            0            0              0          0
     Units transferred                              0            0            0              0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0              0          0
Beginning units                                     0            0            0              0          0
                                             -------------------------------------------------------------
Ending units                                        0            0            0              0          0
                                             =============================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                     0       21,914          534         51,434     25,642
     Units redeemed                                 0         (208)         (18)          (756)      (163)
     Units transferred                            525        4,522        1,306        124,329      2,440
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding          525       26,228        1,822        175,007     27,919
Beginning units                                 2,951        1,192          840         14,522      3,437
                                             -------------------------------------------------------------
Ending units                                    3,476       27,420        2,662        189,529     31,356
                                             =============================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

    5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.


                                               Davis                                Federated
                                              Venture      "Dogs" of    Emerging    American      Foreign       Global      Global
                                               Value      Wall Street    Markets     Leaders       Value         Bond      Equities
                                             Portfolio     Portfolio   Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                             (Class 3)     (Class 3)    (Class 3)   (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0          0            0            0            0            0           0
     Units redeemed                                   0          0            0            0            0            0           0
     Units transferred                                0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0            0            0            0            0           0
Beginning units                                       0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0          0            0            0            0            0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                       0          0            0            0            0            0           0
     Units redeemed                                   0          0            0            0            0            0           0
     Units transferred                                0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0            0            0            0            0           0
Beginning units                                       0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0          0            0            0            0            0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                               1,008,453    162,309       90,470      109,966    1,591,682      163,644      33,102
     Units redeemed                             (46,600)   (12,136)      (6,833)      (8,541)     (69,692)      (3,997)     (1,739)
     Units transferred                          648,202     97,813       91,840       65,130      772,265       81,260      34,394
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding      1,610,055    247,986      175,477      166,555    2,294,255      240,907      65,757
Beginning units                                 115,086     15,054       11,001       60,296      163,233       14,627       7,749
                                             ---------------------------------------------------------------------------------------
Ending units                                  1,725,141    263,040      186,478      226,851    2,457,488      255,534      73,506
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0          0            0            0        5,721            0           0
     Units redeemed                                   0          0            0            0       (1,327)           0           0
     Units transferred                                0          0            0            0      351,695            0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0            0            0      356,089            0           0
Beginning units                                       0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0          0            0            0      356,089            0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0          0            0            0            0            0           0
     Units redeemed                                   0          0            0            0            0            0           0
     Units transferred                                0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0            0            0            0            0           0
Beginning units                                       0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0          0            0            0            0            0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                 131,369    108,859      147,041       50,722      204,572       39,657      18,361
     Units redeemed                              (4,301)      (314)     (69,976)        (603)     (10,484)      (1,517)       (577)
     Units transferred                           27,397      8,613      (62,584)      20,470       51,917       27,392       4,805
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        154,465    117,158       14,481       70,589      246,005       65,532      22,589
Beginning units                                  16,558      3,780        1,620           80       22,862          400         221
                                             ---------------------------------------------------------------------------------------
Ending units                                    171,023    120,938       16,101       70,669      268,867       65,932      22,810
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0          0            0            0            0            0           0
     Units redeemed                                   0          0            0            0            0            0           0
     Units transferred                                0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0            0            0            0            0           0
Beginning units                                       0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0          0            0            0            0            0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0          0            0            0            0            0           0
     Units redeemed                                   0          0            0            0            0            0           0
     Units transferred                                0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0            0            0            0            0           0
Beginning units                                       0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0          0            0            0            0            0           0
                                             =======================================================================================

                                              Goldman                                         International International
                                               Sachs      Growth-       Growth     High-Yield  Diversified     Growth      Marsico
                                              Research     Income   Opportunities     Bond       Equities     & Income      Growth
                                             Portfolio   Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                             (Class 3)   (Class 3)     (Class 3)   (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                     0           0            0            0              0           0            0
     Units redeemed                                 0           0            0            0              0           0            0
     Units transferred                              0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0            0            0              0           0            0
Beginning units                                     0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0           0            0            0              0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                     0           0            0            0              0           0            0
     Units redeemed                                 0           0            0            0              0           0            0
     Units transferred                              0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0            0            0              0           0            0
Beginning units                                     0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0           0            0            0              0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                     0     113,214      142,996      403,167      1,509,072     333,185      496,240
     Units redeemed                                 0      (5,334)     (10,668)     (17,812)       (62,748)    (26,254)     (25,664)
     Units transferred                              0      70,511      101,991      302,126        649,884     240,348      372,524
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0     178,391      234,319      687,481      2,096,208     547,279      843,100
Beginning units                                     0      52,756       35,308       23,585        111,291     103,101       75,346
                                             ---------------------------------------------------------------------------------------
Ending units                                        0     231,147      269,627      711,066      2,207,499     650,380      918,446
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                     0           0            0            0              0           0            0
     Units redeemed                                 0           0            0            0              0           0            0
     Units transferred                              0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0            0            0              0           0            0
Beginning units                                     0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0           0            0            0              0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                     0           0            0            0              0           0            0
     Units redeemed                                 0           0            0            0              0           0            0
     Units transferred                              0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0            0            0              0           0            0
Beginning units                                     0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0           0            0            0              0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                 4,345      11,263       17,141      839,289        159,689     182,118       15,548
     Units redeemed                                (1)       (431)        (680)     (46,546)       (21,890)   (116,386)      (2,234)
     Units transferred                          2,606       2,933         (507)    (623,864)        53,119      24,757        4,829
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        6,950      13,765       15,954      168,879        190,918      90,489       18,143
Beginning units                                 2,153       5,804        3,018          714          6,735       3,894        1,287
                                             ---------------------------------------------------------------------------------------
Ending units                                    9,103      19,569       18,972      169,593        197,653      94,383       19,430
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                     0           0            0            0              0           0            0
     Units redeemed                                 0           0            0            0              0           0            0
     Units transferred                              0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0            0            0              0           0            0
Beginning units                                     0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0           0            0            0              0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                     0           0            0            0              0           0            0
     Units redeemed                                 0           0            0            0              0           0            0
     Units transferred                              0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0            0            0              0           0            0
Beginning units                                     0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0           0            0            0              0           0            0
                                             =======================================================================================
                                                  MFS
                                             Massachusetts     MFS                     Putnam
                                               Investors     Mid-Cap     MFS Total      Growth:       Real
                                                 Trust        Growth      Return       Voyager       Estate
                                               Portfolio     Portfolio   Portfolio    Portfolio     Portfolio
                                               (Class 3)     (Class 3)   (Class 3)    (Class 3)     (Class 3)
                                             ----------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0            0            0            0           0
     Units redeemed                                    0            0            0            0           0
     Units transferred                                 0            0            0            0           0
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding               0            0            0            0           0
Beginning units                                        0            0            0            0           0
                                             ----------------------------------------------------------------
Ending units                                           0            0            0            0           0
                                             ================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                        0            0            0            0           0
     Units redeemed                                    0            0            0            0           0
     Units transferred                                 0            0            0            0           0
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding               0            0            0            0           0
Beginning units                                        0            0            0            0           0
                                             ----------------------------------------------------------------
Ending units                                           0            0            0            0           0
                                             ================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                  329,231    1,076,405      776,085       51,419     177,573
     Units redeemed                              (15,734)     (45,692)     (55,637)      (1,465)    (16,674)
     Units transferred                           202,087      576,010      669,537       14,429     155,339
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding         515,584    1,606,723    1,389,985       64,383     316,238
Beginning units                                   30,003      127,090      114,386       26,714      21,458
                                             ----------------------------------------------------------------
Ending units                                     545,587    1,733,813    1,504,371       91,097     337,696
                                             ================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0            0            0            0           0
     Units redeemed                                    0            0            0            0           0
     Units transferred                                 0            0            0            0           0
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding               0            0            0            0           0
Beginning units                                        0            0            0            0           0
                                             ----------------------------------------------------------------
Ending units                                           0            0            0            0           0
                                             ================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0            0            0            0           0
     Units redeemed                                    0            0            0            0           0
     Units transferred                                 0            0            0            0           0
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding               0            0            0            0           0
Beginning units                                        0            0            0            0           0
                                             ----------------------------------------------------------------
Ending units                                           0            0            0            0           0
                                             ================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                   29,856      271,393       89,847        7,592      23,311
     Units redeemed                               (1,682)    (132,672)      (3,689)        (117)       (187)
     Units transferred                             9,614       31,791       21,510        4,213      21,257
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding          37,788      170,512      107,668       11,688      44,381
Beginning units                                    4,255       11,688        9,719          930       1,824
                                             ----------------------------------------------------------------
Ending units                                      42,043      182,200      117,387       12,618      46,205
                                             ================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0            0            0            0           0
     Units redeemed                                    0            0            0            0           0
     Units transferred                                 0            0            0            0           0
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding               0            0            0            0           0
Beginning units                                        0            0            0            0           0
                                             ----------------------------------------------------------------
Ending units                                           0            0            0            0           0
                                             ================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0            0            0            0           0
     Units redeemed                                    0            0            0            0           0
     Units transferred                                 0            0            0            0           0
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding               0            0            0            0          0
Beginning units                                        0            0            0            0          0
                                             ----------------------------------------------------------------
Ending units                                           0            0            0            0          0
                                             ================================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5.   CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                               Davis                             Federated
                                              Venture    "Dogs" of    Emerging    American     Foreign     Global     Global
                                               Value    Wall Street   Markets     Leaders       Value       Bond     Equities
                                             Portfolio   Portfolio    Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                                             (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0            0           0           0           0           0          0
     Units redeemed                                  0            0           0           0           0           0          0
     Units transferred                               0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0            0           0           0           0           0          0
Beginning units                                      0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                         0            0           0           0           0           0          0
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                321,619       97,184      13,850     116,025     434,319      75,505     53,710
     Units redeemed                             (6,125)        (148)       (733)     (9,119)     (5,489)     (3,493)    (3,533)
     Units transferred                         126,573       12,786      13,559      39,657     104,448        (595)    18,392
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding       442,067      109,822      26,676     146,563     533,278      71,417     68,569
Beginning units                                 35,260        2,603       6,341         719      81,158       2,299      1,133
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                   477,327      112,425      33,017     147,282     614,436      73,716     69,702
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                148,913       26,399      35,178      13,964     266,471      44,449      6,848
     Units redeemed                             (5,335)      (1,831)       (558)        (59)     (9,216)    (20,676)       (48)
     Units transferred                          93,305       34,363       6,104       5,851      92,438      13,139      4,013
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding       236,883       58,931      40,724      19,756     349,693      36,912     10,813
Beginning units                                 25,333        7,757       1,832       7,324      12,214          90         13
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                   262,216       66,688      42,556      27,080     361,907      37,002     10,826
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0            0           0           0           0           0          0
     Units redeemed                                  0            0           0           0           0           0          0
     Units transferred                               0            0           0           0       2,169           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0            0           0           0       2,169           0          0
Beginning units                                      0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                         0            0           0           0       2,169           0          0
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0            0           0           0           0           0          0
     Units redeemed                                  0            0           0           0           0           0          0
     Units transferred                               0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0            0           0           0           0           0          0
Beginning units                                      0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                         0            0           0           0           0           0          0
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                      0            0           0           0           0           0          0
     Units redeemed                                  0            0           0           0           0           0          0
     Units transferred                               0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0            0           0           0           0           0          0
Beginning units                                      0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                         0            0           0           0           0           0          0
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                      0            0           0           0           0           0          0
     Units redeemed                                  0            0           0           0           0           0          0
     Units transferred                               0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0            0           0           0           0           0          0
Beginning units                                      0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                         0            0           0           0           0           0          0
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                 41,909        2,528          39       6,954      74,942       4,349      1,650
     Units redeemed                               (371)          (1)         (1)       (148)       (987)          0        (31)
     Units transferred                           8,221         (390)        610         578      20,252       1,052        204
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding        49,759        2,137         648       7,384      94,207       5,401      1,823
Beginning units                                  5,061        1,182         676          13       6,640         254        127
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                    54,820        3,319       1,324       7,397     100,847       5,655      1,950
                                             =========  ===========  ==========  ==========  ==========  ==========  =========

                                              Goldman                                         International  International
                                               Sachs     Growth-      Growth      High-Yield   Diversified      Growth
                                             Research    Income    Opportunities     Bond       Equities       & Income
                                             Portfolio  Portfolio    Portfolio     Portfolio    Portfolio      Portfolio
                                             (Class 3)  (Class 3)    (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                             ---------  ---------  -------------  ----------  -------------  -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0          0              0           0              0              0
     Units redeemed                                  0          0              0           0              0              0
     Units transferred                               0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding             0          0              0           0              0              0
Beginning units                                      0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                         0          0              0           0              0              0
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 22,923     52,101         39,841     355,683        391,421        216,719
     Units redeemed                                (17)    (4,236)           (22)    (51,001)       (16,154)      (107,481)
     Units transferred                          (2,593)    11,358         11,656     287,251        465,179        172,351
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding        20,313     59,223         51,475     591,933        840,446        281,589
Beginning units                                    242      3,635          1,638      84,280         68,413          2,884
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                    20,555     62,858         53,113     676,213        908,859        284,473
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      0     26,222         24,755     109,022        177,933         79,897
     Units redeemed                                  0       (157)          (240)    (10,546)        (4,638)        (4,634)
     Units transferred                               0     13,149         30,407      43,778         84,262         35,465
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding             0     39,214         54,922     142,254        257,557        110,728
Beginning units                                      0        877         16,803       5,755         13,612          1,722
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                         0     40,091         71,725     148,009        271,169        112,450
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0          0              0           0              0              0
     Units redeemed                                  0          0              0           0              0              0
     Units transferred                               0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding             0          0              0           0              0              0
Beginning units                                      0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                         0          0              0           0              0              0
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0          0              0           0              0              0
     Units redeemed                                  0          0              0           0              0              0
     Units transferred                               0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding             0          0              0           0              0              0
Beginning units                                      0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                         0          0              0           0              0              0
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.80%:
     Units sold                                      0          0              0           0              0              0
     Units redeemed                                  0          0              0           0              0              0
     Units transferred                               0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding             0          0              0           0              0              0
Beginning units                                      0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                         0          0              0           0              0              0
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.95%:
     Units sold                                      0          0              0           0              0              0
     Units redeemed                                  0          0              0           0              0              0
     Units transferred                               0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding             0          0              0           0              0              0
Beginning units                                      0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                         0          0              0           0              0              0
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                    609        968              0      27,047         70,422         24,065
     Units redeemed                                  0        (17)             0        (107)        (1,041)           (69)
     Units transferred                            (468)     1,335          1,282      19,439         22,287           (405)
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding           141      2,286          1,282      46,379         91,668         23,591
Beginning units                                    319      5,060             46       1,431         10,117          3,716
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                       460      7,346          1,328      47,810        101,785         27,307
                                             =========  =========  =============  ==========  =============  =============

                                                             MFS
                                                        Massachusetts     MFS                  Putnam
                                              Marsico     Investors     Mid-Cap   MFS Total    Growth:     Real
                                              Growth        Trust       Growth      Return     Voyager    Estate
                                             Portfolio    Portfolio    Portfolio  Portfolio   Portfolio  Portfolio
                                             (Class 3)    (Class 3)    (Class 3)   (Class 3)  (Class 3)  (Class 3)
                                             ---------  -------------  ---------  ----------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0              0          0           0          0          0
     Units redeemed                                  0              0          0           0          0          0
     Units transferred                               0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0              0          0           0          0          0
Beginning units                                      0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                         0              0          0           0          0          0
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 54,635         93,274    409,003     214,695     18,527     67,349
     Units redeemed                             (1,116)        (3,668)    (4,079)    (13,259)       (50)    (1,197)
     Units transferred                           9,472         42,486     78,477     154,497      1,586     45,969
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding        62,991        132,092    483,401     355,933     20,063    112,121
Beginning units                                     13         15,843     55,892      36,356        446      5,030
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                    63,004        147,935    539,293     392,289     20,509    117,151
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                169,601         65,179    225,687     131,763      9,435     64,822
     Units redeemed                             (9,548)          (794)    (8,266)    (18,745)    (2,554)      (672)
     Units transferred                         108,079         14,777     97,220      68,182      4,284     16,770
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding       268,132         79,162    314,641     181,200     11,165     80,920
Beginning units                                 22,137          2,373     14,748      17,494      3,638      5,369
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                   290,269         81,535    329,389     198,694     14,803     86,289
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0              0          0           0          0          0
     Units redeemed                                  0              0          0           0          0          0
     Units transferred                               0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0              0          0           0          0          0
Beginning units                                      0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                         0              0          0           0          0          0
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0              0          0           0          0          0
     Units redeemed                                  0              0          0           0          0          0
     Units transferred                               0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0              0          0           0          0          0
Beginning units                                      0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                         0              0          0           0          0          0
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                      0              0          0           0          0          0
     Units redeemed                                  0              0          0           0          0          0
     Units transferred                               0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0              0          0           0          0          0
Beginning units                                      0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                         0              0          0           0          0          0
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                      0              0          0           0          0          0
     Units redeemed                                  0              0          0           0          0          0
     Units transferred                               0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0              0          0           0          0          0
Beginning units                                      0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                         0              0          0           0          0          0
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  3,863         10,202     40,690      34,629      2,553      4,837
     Units redeemed                                  0           (175)      (420)       (111)         0         (1)
     Units transferred                           2,456          2,822     10,353       7,698       (149)       305
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding         6,319         12,849     50,623      42,216      2,404      5,141
Beginning units                                  3,197          1,058      3,867       3,411         11      2,360
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                     9,516         13,907     54,490      45,627      2,415      7,501
                                             =========  =============  =========  ==========  =========  =========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector,     (5) Offered in Diversified Strategies product.
    and Polaris Platinum II products.                            (6) Offered in Diversified Strategies III product.
(2) Offered in Polaris II product.                               (7) Offered in Polaris Platinum, Polaris Protector, and Polaris
(3) Offered in PolarisAmerica product.                               Platinum II products.
(4) Offered in Polaris Choice, Polaris Choice II,
    and Polaris Advisor products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5.   CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                             Small & Mid  SunAmerica               Telecom    Worldwide                Emerging
                                              Cap Value    Balanced   Technology   Utility   High Income   Comstock     Growth
                                              Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                              (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class II)  (Class II)
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                  920,429      99,986     769,000          0            0   1,468,471     459,664
     Units redeemed                              (43,015)     (4,882)    (78,471)         0            0    (129,318)    (36,068)
     Units transferred                           449,898     129,947     698,356          0            0   1,157,147     288,067
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding       1,327,312     225,051   1,388,885          0            0   2,496,300     711,663
Beginning units                                  107,425       8,447      79,837          0            0   1,675,078     484,148
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                   1,434,737     233,498   1,468,722          0            0   4,171,378   1,195,811
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                    4,965           0           0          0            0     249,916      38,507
     Units redeemed                                 (344)          0           0          0            0    (382,852)    (64,006)
     Units transferred                           188,206           0           0          0            0   2,674,128     439,981
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding         192,827           0           0          0            0   2,541,192     414,482
Beginning units                                        0           0           0          0            0   5,538,887     714,688
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                     192,827           0           0          0            0   8,080,079   1,129,170
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  150,483      20,434      39,378      2,758        2,662     169,970      27,593
     Units redeemed                               (3,692)       (860)     (9,324)      (907)     (28,687)    (14,578)     (5,876)
     Units transferred                            46,425       4,415      18,191         (1)      35,555     101,338      17,463
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding         193,216      23,989      48,245      1,850        9,530     256,730      39,180
Beginning units                                   10,970       1,187      41,215         13            8     193,438      60,272
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                     204,186      25,176      89,460      1,863        9,538     450,168      99,452
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0           0           0          0            0       1,315           0
     Units redeemed                                    0           0           0          0            0        (770)          0
     Units transferred                                 0           0           0          0            0      41,786           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0      42,331           0
Beginning units                                        0           0           0          0            0      46,801           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0      89,132           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========

                                             Growth and             Conservative  Conservative
                                               Income    Balanced     Balanced       Growth     Equity Income  Flexible Income
                                              Portfolio  Portfolio    Portfolio     Portfolio        Fund         Portfolio
                                             (Class II)  (Class 1)    (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                             ----------  ---------  ------------  ------------  -------------  ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0          0             0             0              0                0
     Units redeemed                                   0          0             0             0              0                0
     Units transferred                                0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0          0             0             0              0                0
Beginning units                                       0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.40%:
     Units sold                                       0    913,180       112,767       488,117         62,323          222,441
     Units redeemed                                   0   (403,391)      (36,391)     (199,076)       (70,435)        (181,033)
     Units transferred                                0  2,829,679       454,704     1,238,307        551,952        1,078,138
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0  3,339,468       531,080     1,527,348        543,840        1,119,546
Beginning units                                       0  3,452,275       578,767     1,574,812      1,067,980        1,143,068
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0  6,791,743     1,109,847     3,102,160      1,611,820        2,262,614
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (1):
     Units sold                               2,692,870     59,051             0        16,755              0                0
     Units redeemed                            (159,983)   (72,351)            0      (100,912)             0                0
     Units transferred                        1,609,385    201,131             0       238,261              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding      4,142,272    187,831             0       154,104              0                0
Beginning units                                 995,982  1,157,930             0       880,230              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                  5,138,254  1,345,761             0     1,034,334              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                 238,821          0             0             0              0                0
     Units redeemed                            (340,461)         0             0             0              0                0
     Units transferred                        1,153,165          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding      1,051,525          0             0             0              0                0
Beginning units                               4,541,821          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                  5,593,346          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0          0             0             0              0                0
     Units redeemed                                   0          0             0             0              0                0
     Units transferred                                0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0          0             0             0              0                0
Beginning units                                       0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                 204,486          0             0             0              0                0
     Units redeemed                             (11,199)         0             0             0              0                0
     Units transferred                           76,619          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding        269,906          0             0             0              0                0
Beginning units                                  81,395          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                    351,301          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0    279,996         7,330       138,263         22,411           61,525
     Units redeemed                                   0   (126,435)      (11,525)      (80,776)       (20,955)         (29,584)
     Units transferred                                0    928,083       160,723       779,500         93,816          250,415
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0  1,081,644       156,528       836,987         95,272          282,356
Beginning units                                       0  1,512,872       200,637       979,966        217,921          446,120
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0  2,594,516       357,165     1,816,953        313,193          728,476
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0          0             0             0              0                0
     Units redeemed                                   0          0             0             0              0                0
     Units transferred                                0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0          0             0             0              0                0
Beginning units                                       0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============

                                                                                    International   Mid Cap     Money
                                               Growth   Growth & Income   Income       Growth        Stock      Market
                                                Fund          Fund          Fund        Fund          Fund      Fund
                                             (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)  (Class 1)
                                             ---------  ---------------  ---------  -------------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0                0          0             0           0          0
     Units redeemed                                  0                0          0             0           0          0
     Units transferred                               0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0             0           0          0
Beginning units                                      0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0             0           0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                  4,377           63,605     92,925         2,927       3,062     21,173
     Units redeemed                             (3,643)         (21,731)  (110,779)         (767)    (13,218)   (81,987)
     Units transferred                          30,406          174,977    573,274         6,721     151,033     50,892
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding        31,140          216,851    555,420         8,881     140,877     (9,922)
Beginning units                                119,082          357,413    508,450        10,524     142,437    569,371
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                   150,222          574,264  1,063,870        19,405     283,314    559,449
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0                0          0             0           0          0
     Units redeemed                                  0                0          0             0           0          0
     Units transferred                               0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0             0           0          0
Beginning units                                      0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0             0           0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0                0          0             0           0          0
     Units redeemed                                  0                0          0             0           0          0
     Units transferred                               0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0             0           0          0
Beginning units                                      0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0             0           0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0                0          0             0           0          0
     Units redeemed                                  0                0          0             0           0          0
     Units transferred                               0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0             0           0          0
Beginning units                                      0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0             0           0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0                0          0             0           0          0
     Units redeemed                                  0                0          0             0           0          0
     Units transferred                               0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0             0           0          0
Beginning units                                      0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0             0           0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                  1,380           28,187     52,684           271       4,429      7,583
     Units redeemed                             (1,228)         (12,211)   (10,380)          (50)     (3,236)    (9,830)
     Units transferred                          25,434          238,513     44,296         1,978      15,138      8,767
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding        25,586          254,489     86,600         2,199      16,331      6,520
Beginning units                                 40,415          178,110    124,632         5,880      40,760    105,085
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                    66,001          432,599    211,232         8,079      57,091    111,605
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0                0          0             0           0          0
     Units redeemed                                  0                0          0             0           0          0
     Units transferred                               0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0             0           0          0
Beginning units                                      0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0             0           0          0
                                             =========  ===============  =========  =============  =========  =========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector,       (5) Offered in Diversified Strategies product.
    and Polaris Platinum II products.                              (6) Offered in Diversified Strategies III product.
(2) Offered in Polaris II product.                                 (7) Offered in Polaris Platinum, Polaris Protector, and Polaris
(3) Offered in PolarisAmerica product.                                 Platinum II products.
(4) Offered in Polaris Choice, Polaris Choice II,
    and Polaris Advisor products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5.   CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                             Small & Mid  SunAmerica               Telecom    Worldwide                Emerging
                                              Cap Value    Balanced   Technology   Utility   High Income   Comstock     Growth
                                              Portfolio    Portfolio   Portfolio  Portfolio   Portfolio    Portfolio  Portfolio
                                              (Class 3)    (Class 3)   (Class 3)  (Class 3)   (Class 3)   (Class II)  (Class II)
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0           0           0          0            0       2,046           0
     Units redeemed                                    0           0           0          0            0        (465)          0
     Units transferred                                 0           0           0          0            0      11,326           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0      12,907           0
Beginning units                                        0           0           0          0            0      22,936           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0      35,843           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                  271,476      53,496     185,860      3,000       13,603     222,789      41,740
     Units redeemed                               (9,039)     (4,501)     (5,067)    (1,020)         (29)    (10,412)     (4,937)
     Units transferred                            70,553      39,052      33,444         (1)       2,685     151,180      21,649
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding         332,990      88,047     214,237      1,979       16,259     363,557      58,452
Beginning units                                   35,379       2,147       1,355         12            7     250,854     101,213
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                     368,369      90,194     215,592      1,991       16,266     614,411     159,665
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  191,657      23,386     129,126          0            0     166,355      73,590
     Units redeemed                               (5,022)     (1,007)    (11,756)         0            0     (27,399)     (5,859)
     Units transferred                            85,431      11,854      85,731          0            0     193,964      49,697
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding         272,066      34,233     203,101          0            0     332,920     117,428
Beginning units                                   10,354      12,402      20,700          0            0     443,518     120,845
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                     282,420      46,635     223,801          0            0     776,438     238,273
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                        0           0           0          0            0      29,599      11,764
     Units redeemed                                    0           0           0          0            0     (15,622)     (7,231)
     Units transferred                             2,048           0           0          0            0     306,465      27,857
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding           2,048           0           0          0            0     320,442      32,390
Beginning units                                        0           0           0          0            0     162,364      43,328
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                       2,048           0           0          0            0     482,806      75,718
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                        0           0           0          0            0       6,411           0
     Units redeemed                                    0           0           0          0            0        (373)          0
     Units transferred                                 0           0           0          0            0       6,288           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0      12,326           0
Beginning units                                        0           0           0          0            0      88,739           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0     101,065           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                   39,839       7,980       6,510        598           97      39,218       1,698
     Units redeemed                                 (368)         (3)         (3)         0            0      (1,762)       (201)
     Units transferred                            15,018      (7,035)     10,290          0          289       8,219       2,933
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding          54,489         942      16,797        598          386      45,675       4,430
Beginning units                                   11,296         904       4,246         12            7     103,273      21,021
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                      65,785       1,846      21,043        610          393     148,948      25,451
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========

                                             Growth and              Conservative  Conservative
                                               Income     Balanced     Balanced      Growth      Equity Income  Flexible Income
                                             Portfolio    Portfolio   Portfolio     Portfolio        Fund          Portfolio
                                             (Class II)   (Class 1)    (Class 1)    (Class 1)      (Class 1)       (Class 1)
                                             ----------  ----------  ------------  ------------  -------------  ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0           0             0             0              0                0
     Units redeemed                                   0           0             0             0              0                0
     Units transferred                                0           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0           0             0             0              0                0
Beginning units                                       0           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                          0           0             0             0              0                0
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 411,890           0             0             0              0                0
     Units redeemed                             (12,961)          0             0             0              0                0
     Units transferred                          186,353           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding        585,282           0             0             0              0                0
Beginning units                                 188,600           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                    773,882           0             0             0              0                0
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                 312,777       2,955             0         1,300              0                0
     Units redeemed                             (22,756)    (20,877)            0        (9,979)             0                0
     Units transferred                          239,493      74,357             0        12,834              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding        529,514      56,435             0         4,155              0                0
Beginning units                                 217,837     217,417             0       152,520              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                    747,351     273,852             0       156,675              0                0
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                  29,110           0             0             0              0                0
     Units redeemed                              (6,913)          0             0             0              0                0
     Units transferred                           79,615           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding        101,812           0             0             0              0                0
Beginning units                                 107,418           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                    209,230           0             0             0              0                0
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0           0             0             0              0                0
     Units redeemed                                   0           0             0             0              0                0
     Units transferred                                0           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0           0             0             0              0                0
Beginning units                                       0           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                          0           0             0             0              0                0
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.80%:
     Units sold                                       0     218,223        47,010        37,931         26,000           22,585
     Units redeemed                                   0    (325,953)      (17,256)      (61,991)       (48,468)         (95,621)
     Units transferred                                0     977,152        87,640       163,762         76,393          386,472
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0     869,422       117,394       139,702         53,925          313,436
Beginning units                                       0   1,966,924       212,458     1,071,253        380,505          494,722
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                          0   2,836,346       329,852     1,210,955        434,430          808,158
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.95%:
     Units sold                                       0           0             0             0              0                0
     Units redeemed                                   0           0             0             0              0                0
     Units transferred                                0           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0           0             0             0              0                0
Beginning units                                       0           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                          0           0             0             0              0                0
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  69,236           0             0             0              0                0
     Units redeemed                              (1,935)          0             0             0              0                0
     Units transferred                           24,979           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding         92,280           0             0             0              0                0
Beginning units                                  46,350           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                    138,630           0             0             0              0                0
                                             ==========  ==========  ============  ============  =============  ===============

                                                                                    International   Mid Cap     Money
                                               Growth   Growth & Income   Income       Growth        Stock     Market
                                                Fund         Fund          Fund         Fund         Fund       Fund
                                             (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)  (Class 1)
                                             ---------  ---------------  ---------  -------------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                      0            9,658      2,440            162          0          0
     Units redeemed                               (995)         (28,220)   (28,995)           (52)   (10,983)   (27,766)
     Units transferred                           2,286           52,196     21,765           (132)    17,875     80,245
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding         1,291           33,634     (4,790)           (22)     6,892     52,479
Beginning units                                 38,297          188,611    224,362          9,073     79,108     49,257
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                    39,588          222,245    219,572          9,051     86,000    101,736
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector,        (5) Offered in Diversified Strategies product.
    and Polaris Platinum II products.                               (6) Offered in Diversified Strategies III product.
(2) Offered in Polaris II product.                                  (7) Offered in Polaris Platinum, Polaris Protector, and Polaris
(3) Offered in PolarisAmerica product.                                  Platinum II products.
(4) Offered in Polaris Choice, Polaris Choice II,
    and Polaris Advisor products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5.   CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                           Short Term    Small    Strategic        U.S.       West Coast
                                                 REIT        Income    Cap Stock   Growth       Government      Equity     Balanced
                                                 Fund         Fund       Fund     Portfolio  Securities Fund     Fund     Portfolio
                                             (Class 1) **  (Class 1)   (Class 1)  (Class 1)     (Class 1)      (Class 1)  (Class 2)
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                         0      72,912      3,466    178,671          203,574      37,219          0
     Units redeemed                                     0    (140,435)    (8,400)   (29,071)        (285,030)    (57,159)         0
     Units transferred                                 13     387,717     74,745    206,764        1,014,661     303,642          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding               13     320,194     69,811    356,364          933,205     283,702          0
Beginning units                                         0     170,505     85,682    294,264        1,428,375     465,406          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                           13     490,699    155,493    650,628        2,361,580     749,108          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                         0           0          0      5,675                0           0    422,080
     Units redeemed                                     0           0          0    (13,118)               0           0    (23,748)
     Units transferred                                  0           0          0     28,628                0           0    386,964
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0     21,185                0           0    785,296
Beginning units                                         0           0          0    219,273                0           0     96,311
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0    240,458                0           0    881,607
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0       9,132      3,715     40,734           13,565      22,862          0
     Units redeemed                                     0      (2,695)        (7)    (4,313)         (21,166)     (9,286)         0
     Units transferred                                 13      40,070      9,895    140,517           55,655      46,967          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding               13      46,507     13,603    176,938           48,054      60,543          0
Beginning units                                         0      33,749      6,242    156,413          343,958     110,242          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                           13      80,256     19,845    333,351          392,012     170,785          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                         0           0          0          0                0           0    975,506
     Units redeemed                                     0           0          0          0                0           0   (242,030)
     Units transferred                                  0           0          0          0                0           0  2,341,998
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0  3,075,474
Beginning units                                         0           0          0          0                0           0  2,232,623
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0  5,308,097
                                             ============  ==========  =========  =========  ===============  ==========  =========

                                             Conservative  Conservative
                                               Balanced      Growth      Equity Income  Flexible Income   Growth    Growth & Income
                                              Portfolio     Portfolio        Fund         Portfolio        Fund          Fund
                                              (Class 2)     (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.40%:
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                         0       358,091              0                0          0                0
     Units redeemed                                     0       (43,897)             0                0          0                0
     Units transferred                                  0       125,689              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0       439,883              0                0          0                0
Beginning units                                         0        26,095              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0       465,978              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                   148,225       346,718         89,581          280,791      9,202           20,503
     Units redeemed                               (12,624)      (49,019)       (36,322)        (100,318)    (5,248)         (14,874)
     Units transferred                            374,033       383,365        352,661        2,447,625     35,074          128,631
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding          509,634       681,064        405,920        2,628,098     39,028          134,260
Beginning units                                   219,214       958,772        652,304        1,115,544     64,109          150,973
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                      728,848     1,639,836      1,058,224        3,743,642    103,137          285,233
                                             ============  ============  =============  ===============  =========  ===============

                                                        International   Mid Cap     Money                  Short Term
                                              Income       Growth        Stock     Market        REIT        Income
                                               Fund         Fund         Fund       Fund         Fund         Fund
                                             (Class 2)    (Class 2)    (Class 2)  (Class 2)  (Class 2) **   (Class 2)
                                             ---------  -------------  ---------  ---------  ------------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                449,090          2,282      8,289      6,305             0     119,783
     Units redeemed                           (110,997)           (49)    (3,339)   (77,130)           (2)    (11,852)
     Units transferred                       1,373,747          3,654     60,542   (194,182)           10     541,539
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding     1,711,840          5,887     65,492   (265,007)            8     649,470
Beginning units                                877,757         15,526     64,864    611,656             0     163,898
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                 2,589,597         21,413    130,356    346,649             8     813,368
                                             =========  =============  =========  =========  ============  ==========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector,     (5) Offered in Diversified Strategies product.
    and Polaris Platinum II products.                            (6) Offered in Diversified Strategies III product.
(2) Offered in Polaris II product.                               (7) Offered in Polaris Platinum, Polaris Protector, and Polaris
(3) Offered in PolarisAmerica product.                               Platinum II products.
(4) Offered in Polaris Choice, Polaris Choice II,
    and Polaris Advisor products.

** For the period from October 1, 2003 (inception) to December 31, 2003.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5.   CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                           Short Term     Small   Strategic        U.S.        West Coast
                                                 REIT        Income     Cap Stock  Growth      Government       Equity     Balanced
                                                 Fund         Fund        Fund    Portfolio  Securities Fund     Fund     Portfolio
                                             (Class 1) **  (Class 1)    (Class 1) (Class 1)     (Class 1)      (Class 1)  (Class 2)
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0           0          0          0                0           0    494,282
     Units redeemed                                     0           0          0          0                0           0   (172,079)
     Units transferred                                  0           0          0          0                0           0    503,877
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0    826,080
Beginning units                                         0           0          0          0                0           0  1,570,518
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0  2,396,598
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                         0           0          0         13                0           0     49,293
     Units redeemed                                     0           0          0     (6,443)               0           0     (3,206)
     Units transferred                                  0           0          0      2,260                0           0     40,119
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0     (4,170)               0           0     86,206
Beginning units                                         0           0          0    118,833                0           0     13,638
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0    114,663                0           0     99,844
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                         0           0        104     20,391            5,100       1,819          0
     Units redeemed                                     0     (24,720)    (6,049)    (7,647)         (31,866)    (19,701)         0
     Units transferred                                 13      21,259     42,559     39,452           (5,007)     40,091          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding               13      (3,461)    36,614     52,196          (31,773)     22,209          0
Beginning units                                         0     125,668     32,891    129,262          446,911     177,710          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                           13     122,207     69,505    181,458          415,138     199,919          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                         0           0          0          0                0           0     58,571
     Units redeemed                                     0           0          0          0                0           0    (75,430)
     Units transferred                                  0           0          0          0                0           0    276,493
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0    259,634
Beginning units                                         0           0          0          0                0           0    531,637
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0    791,271
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========

                                             Conservative  Conservative
                                               Balanced       Growth     Equity Income  Flexible Income   Growth    Growth & Income
                                              Portfolio     Portfolio        Fund          Portfolio       Fund          Fund
                                              (Class 2)     (Class 2)      (Class 2)       (Class 2)     (Class 2)     (Class 2)
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    37,672       162,832         15,789           84,463      7,313            1,612
     Units redeemed                                (6,121)      (55,904)          (751)          (5,395)    (1,951)          (1,945)
     Units transferred                            145,893       157,304         32,945          271,932     23,257           43,931
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding          177,444       264,232         47,983          351,000     28,619           43,598
Beginning units                                   123,663       612,299         74,386          112,113     43,432           41,147
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                      301,107       876,531        122,369          463,113     72,051           84,745
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                         0        20,370              0                0          0                0
     Units redeemed                                     0          (868)             0                0          0                0
     Units transferred                                  0        37,326              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0        56,828              0                0          0                0
Beginning units                                         0         4,569              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0        61,397              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.80%:
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.95%:
     Units sold                                         0        45,025          7,245           22,964          0              446
     Units redeemed                                  (143)      (54,084)        (4,889)          (7,567)      (275)          (1,146)
     Units transferred                             28,765        28,146         15,989           89,883      1,484            6,871
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding           28,622        19,087         18,345          105,280      1,209            6,171
Beginning units                                    50,067       510,781        264,269          168,170     20,860           87,324
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                       78,689       529,868        282,614          273,450     22,069           93,495
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============

                                                        International   Mid Cap     Money                  Short Term
                                              Income       Growth        Stock      Market       REIT        Income
                                               Fund         Fund         Fund       Fund         Fund        Fund
                                             (Class 2)    (Class 2)    (Class 2)  (Class 2)  (Class 2) **   (Class 2)
                                             ---------  -------------  ---------  ---------  ------------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                  3,187              0     11,456          0             0       1,520
     Units redeemed                            (29,946)             0       (111)    (3,030)           (1)       (320)
     Units transferred                         160,084          4,367     13,109    (10,586)           10      83,030
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding       133,325          4,367     24,454    (13,616)            9      84,230
Beginning units                                172,092          1,011      8,491    173,621             0       4,162
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                   305,417          5,378     32,945    160,005             9      88,392
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                 12,924            281          0          0             0      76,730
     Units redeemed                            (13,784)          (106)    (2,104)      (498)           (2)     (9,327)
     Units transferred                         (13,946)        (2,958)     2,781      6,590            11     (33,939)
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding       (14,806)        (2,783)       677      6,092             9      33,464
Beginning units                                274,470          8,188     42,438     26,588             0      24,307
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                   259,664          5,405     43,115     32,680             9      57,771
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector,     (5) Offered in Diversified Strategies product.
    and Polaris Platinum II products.                            (6) Offered in Diversified Strategies III product.
(2) Offered in Polaris II product.                               (7) Offered in Polaris Platinum, Polaris Protector, and Polaris
(3) Offered in PolarisAmerica product.                               Platinum II products.
(4) Offered in Polaris Choice, Polaris Choice II,
    and Polaris Advisor products.

** For the period from October 1, 2003 (inception) to December 31, 2003.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5.   CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                                                                 Nations     Nations    Nations
                                               Small    Strategic       U.S.        West Coast    Asset      Capital   High Yield
                                             Cap Stock   Growth      Government       Equity    Allocation    Growth      Bond
                                                Fund    Portfolio  Securities Fund     Fund     Portfolio   Portfolio  Portfolio
                                             (Class 2)  (Class 2)     (Class 2)     (Class 2)   (Class B)   (Class B)  (Class B)
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0          0                0           0           0          0           0
     Units redeemed                                  0          0                0           0           0          0           0
     Units transferred                               0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0          0                0           0           0          0           0
Beginning units                                      0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0          0                0           0           0          0           0
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                      0          0                0           0           0          0           0
     Units redeemed                                  0          0                0           0           0          0           0
     Units transferred                               0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0          0                0           0           0          0           0
Beginning units                                      0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0          0                0           0           0          0           0
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0    107,429                0           0      38,363     45,593      69,296
     Units redeemed                                  0     (3,965)               0           0        (215)      (149)     (3,881)
     Units transferred                               0     58,872                0           0      11,934     22,733      88,655
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0    162,336                0           0      50,082     68,177     154,070
Beginning units                                      0     34,327                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0    196,663                0           0      50,082     68,177     154,070
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0          0                0           0           0          0           0
     Units redeemed                                  0          0                0           0           0          0           0
     Units transferred                               0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0          0                0           0           0          0           0
Beginning units                                      0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0          0                0           0           0          0           0
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0          0                0           0       9,609         55      13,920
     Units redeemed                                  0          0                0           0      (4,318)      (684)    (12,205)
     Units transferred                               0          0                0           0      38,462     (2,423)     81,066
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0          0                0           0      43,753     (3,052)     82,781
Beginning units                                      0          0                0           0      25,576     31,689     175,151
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0          0                0           0      69,329     28,637     257,932
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0          0                0           0           0          0     185,529
     Units redeemed                                  0          0                0           0           0          0     (10,301)
     Units transferred                               0          0                0           0           0          0      58,546
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0          0                0           0           0          0     233,774
Beginning units                                      0          0                0           0           0          0      60,626
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0          0                0           0           0          0     294,400
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0          0                0           0           0          0           0
     Units redeemed                                  0          0                0           0           0          0           0
     Units transferred                               0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0          0                0           0           0          0           0
Beginning units                                      0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0          0                0           0           0          0           0
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                  9,721    147,250          173,071      38,241           0          0           0
     Units redeemed                             (3,141)    (5,746)         (67,833)    (17,144)          0          0           0
     Units transferred                          65,682    138,927          457,790     146,351           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding        72,262    280,431          563,028     167,448           0          0           0
Beginning units                                 31,973    197,031        1,433,815     217,183           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                   104,235    477,462        1,996,843     384,631           0          0           0
                                             =========  =========  ===============  ==========  ==========  =========  ==========

                                                             Nations                               Nations
                                                Nations      Marsico    Nations      Nations       Marsico      Nations   Nations
                                             International   Focused    Marsico      Marsico    International    MidCap     Small
                                                 Value       Equities   Growth    21st Century  Opportunities    Growth    Company
                                               Portfolio    Portfolio  Portfolio    Portfolio     Portfolio    Portfolio  Portfolio
                                               (Class B)    (Class B)  (Class B)    (Class B)     (Class B)    (Class B)  (Class B)
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                          0          0          0             0              0          0          0
     Units redeemed                                      0          0          0             0              0          0          0
     Units transferred                                   0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0             0              0          0          0
Beginning units                                          0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                             0          0          0             0              0          0          0
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                          0          0          0             0              0          0          0
     Units redeemed                                      0          0          0             0              0          0          0
     Units transferred                                   0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0             0              0          0          0
Beginning units                                          0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                             0          0          0             0              0          0          0
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                          0    199,279     67,938         9,506         80,846     23,611     34,776
     Units redeemed                                      0    (12,368)      (933)         (144)        (1,055)    (1,070)    (1,612)
     Units transferred                                   0    184,770     22,752         4,206         39,336     37,232     33,763
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding                 0    371,681     89,757        13,568        119,127     59,773     66,927
Beginning units                                          0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                             0    371,681     89,757        13,568        119,127     59,773     66,927
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                          0          0          0             0              0          0          0
     Units redeemed                                      0          0          0             0              0          0          0
     Units transferred                                   0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0             0              0          0          0
Beginning units                                          0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                             0          0          0             0              0          0          0
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                          0     14,785      4,760             0            605      5,739     50,387
     Units redeemed                                 (9,205)   (24,838)   (13,558)       (2,000)        (1,880)    (7,747)    (8,245)
     Units transferred                             (10,384)   129,283     53,716        27,011         38,892     43,171      2,382
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding           (19,589)   119,230     44,918        25,011         37,617     41,163     44,524
Beginning units                                    223,364    315,502    162,808        27,450         14,942    108,625    173,985
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                       203,775    434,732    207,726        52,461         52,559    149,788    218,509
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                          0    218,427          0             0              0          0          0
     Units redeemed                                 (8,215)   (11,784)         0             0              0          0          0
     Units transferred                               2,115    152,440          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding            (6,100)   359,083          0             0              0          0          0
Beginning units                                     87,704    208,088          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                        81,604    567,171          0             0              0          0          0
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                          0          0          0             0              0          0          0
     Units redeemed                                      0          0          0             0              0          0          0
     Units transferred                                   0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0             0              0          0          0
Beginning units                                          0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                             0          0          0             0              0          0          0
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                          0          0          0             0              0          0          0
     Units redeemed                                      0          0          0             0              0          0          0
     Units transferred                                   0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0             0              0          0          0
Beginning units                                          0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                             0          0          0             0              0          0          0
                                             =============  =========  =========  ============  =============  =========  ==========

                                              Nations      Asset       Cash                 Growth-
                                               Value    Allocation  Management    Growth    Income
                                             Portfolio    Series      Series      Series    Series
                                             (Class B)   (Class A)   (Class A)  (Class A)  (Class A)
                                             ---------  ----------  ----------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0      17,904      13,678     32,085     47,764
     Units redeemed                                  0    (348,376)   (817,608)  (480,736)  (722,456)
     Units transferred                               0      62,741     (51,716)    (2,660)    16,931
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0    (267,731)   (855,646)  (451,311)  (657,761)
Beginning units                                      0   2,502,208   1,981,652  4,505,767  6,159,762
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                         0   2,234,477   1,126,006  4,054,456  5,502,001
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                      0          38         273        512      1,308
     Units redeemed                                  0      (3,432)    (16,309)   (15,035)   (21,093)
     Units transferred                               0       5,091       2,103      3,665       (165)
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0       1,697     (13,933)   (10,858)   (19,950)
Beginning units                                      0      81,262      23,102    163,552    219,849
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                         0      82,959       9,169    152,694    199,899
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                101,792           0           0          0          0
     Units redeemed                             (1,778)          0           0          0          0
     Units transferred                          71,327           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding       171,341           0           0          0          0
Beginning units                                      0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                   171,341           0           0          0          0
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0           0           0          0          0
     Units redeemed                                  0           0           0          0          0
     Units transferred                               0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0           0           0          0          0
Beginning units                                      0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                         0           0           0          0          0
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                  1,375           0           0          0          0
     Units redeemed                            (11,950)          0           0          0          0
     Units transferred                          41,862           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding        31,287           0           0          0          0
Beginning units                                124,698           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                   155,985           0           0          0          0
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0           0           0          0          0
     Units redeemed                                  0           0           0          0          0
     Units transferred                               0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0           0           0          0          0
Beginning units                                      0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                         0           0           0          0          0
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0           0           0          0          0
     Units redeemed                                  0           0           0          0          0
     Units transferred                               0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0           0           0          0          0
Beginning units                                      0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                         0           0           0          0          0
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0           0           0          0          0
     Units redeemed                                  0           0           0          0          0
     Units transferred                               0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0           0           0          0          0
Beginning units                                      0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                         0           0           0          0          0
                                             =========  ==========  ==========  =========  =========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector,     (5) Offered in Diversified Strategies product.
    and Polaris Platinum II products.                            (6) Offered in Diversified Strategies III product.
(2) Offered in Polaris II product.                               (7) Offered in Polaris Platinum, Polaris Protector, and Polaris
(3) Offered in PolarisAmerica product.                               Platinum II products.
(4) Offered in Polaris Choice, Polaris Choice II,
    and Polaris Advisor products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

         5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                                                                 Nations     Nations    Nations
                                               Small    Strategic       U.S.        West Coast    Asset      Capital   High Yield
                                             Cap Stock   Growth      Government       Equity    Allocation   Growth      Bond
                                               Fund     Portfolio  Securities Fund    Fund       Portfolio  Portfolio  Portfolio
                                             (Class 2)  (Class 2)     (Class 2)     (Class 2)   (Class B)   (Class B)  (Class B)
                                             ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                10,820     32,002        65,784         15,494           0          0           0
      Units redeemed                            (3,560)      (143)      (31,544)        (7,089)          0          0           0
      Units transferred                          7,484      6,067       (19,062)        15,395           0          0           0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        14,744     37,926        15,178         23,800           0          0           0
Beginning units                                 21,196     78,819       438,059         47,060           0          0           0
                                             ------------------------------------------------------------------------------------
Ending units                                    35,940    116,745       453,237         70,860           0          0           0
                                             ====================================================================================
Contracts With Total Expenses of 1.72% (4):
      Units sold                                     0          0             0              0           0          0     171,125
      Units redeemed                                 0          0             0              0           0          0     (16,793)
      Units transferred                              0          0             0              0           0          0      37,883
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0             0              0           0          0     192,215
Beginning units                                      0          0             0              0           0          0     131,609
                                             ------------------------------------------------------------------------------------
Ending units                                         0          0             0              0           0          0     323,824
                                             ====================================================================================
Contracts With Total Expenses of 1.77% (7):
      Units sold                                     0     22,533             0              0           0      3,071       8,122
      Units redeemed                                 0        (87)            0              0           0        (12)         (5)
      Units transferred                              0      3,709             0              0          51      1,186       3,053
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0     26,155             0              0          51      4,245      11,170
Beginning units                                      0         24             0              0           0          0           0
                                             ------------------------------------------------------------------------------------
Ending units                                         0     26,179             0              0          51      4,245      11,170
                                             ====================================================================================
Contracts With Total Expenses of 1.77% (2):
      Units sold                                     0          0             0              0           0          0           0
      Units redeemed                                 0          0             0              0           0          0           0
      Units transferred                              0          0             0              0           0          0           0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0             0              0           0          0           0
Beginning units                                      0          0             0              0           0          0           0
                                             ------------------------------------------------------------------------------------
Ending units                                         0          0             0              0           0          0           0
                                             ====================================================================================
Contracts With Total Expenses of 1.77% (3):
      Units sold                                     0          0             0              0           0          0         330
      Units redeemed                                 0          0             0              0        (864)   (11,679)    (10,561)
      Units transferred                              0          0             0              0       1,503    (21,233)     41,166
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0             0              0         639    (32,912)     30,935
Beginning units                                      0          0             0              0      13,565     38,216      91,139
                                             ------------------------------------------------------------------------------------
Ending units                                         0          0             0              0      14,204      5,304     122,074
                                             ====================================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                     0          0             0              0           0          0           0
      Units redeemed                                 0          0             0              0           0          0           0
      Units transferred                              0          0             0              0           0          0           0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0             0              0           0          0           0
Beginning units                                      0          0             0              0           0          0           0
                                             ------------------------------------------------------------------------------------
Ending units                                         0          0             0              0           0          0           0
                                             ====================================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                     0          0         5,561          1,240           0          0           0
      Units redeemed                               (60)    (1,070)      (11,568)        (2,690)          0          0           0
      Units transferred                         11,747     10,902        50,763         13,664           0          0           0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        11,687      9,832        44,756         12,214           0          0           0
Beginning units                                  7,619     28,279       100,117         81,228           0          0           0
                                             ------------------------------------------------------------------------------------
Ending units                                    19,306     38,111       144,873         93,442           0          0           0
                                             ====================================================================================
Contracts With Total Expenses of 1.97% (4):
      Units sold                                     0          0             0              0           0          0       6,351
      Units redeemed                                 0          0             0              0           0          0      (1,381)
      Units transferred                              0          0             0              0           0          0       4,585
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0             0              0           0          0       9,555
Beginning units                                      0          0             0              0           0          0      67,341
                                             ------------------------------------------------------------------------------------
Ending units                                         0          0             0              0           0          0      76,896
                                             ====================================================================================

                                                             Nations                              Nations
                                                Nations      Marsico    Nations     Nations        Marsico      Nations
                                             International   Focused    Marsico     Marsico     International   MidCap
                                                 Value       Equities   Growth    21st Century  Opportunities   Growth
                                               Portfolio    Portfolio  Portfolio   Portfolio      Portfolio    Portfolio
                                               (Class B)    (Class B)  (Class B)    (Class B)     (Class B)    (Class B)
                                             ---------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                         0          0          0            0              0           0
      Units redeemed                                     0          0          0            0              0           0
      Units transferred                                  0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0            0              0           0
Beginning units                                          0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                             0          0          0            0              0           0
                                             ===========================================================================
Contracts With Total Expenses of 1.72% (4):
      Units sold                                       647    384,632          0            0              0           0
      Units redeemed                               (11,012)   (20,557)         0            0              0           0
      Units transferred                            (11,008)   185,732          0            0              0           0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding           (21,373)   549,807          0            0              0           0
Beginning units                                    233,560    262,314          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                       212,187    812,121          0            0              0           0
                                             ===========================================================================
Contracts With Total Expenses of 1.77% (7):
      Units sold                                         0      3,428      4,853            0          3,390           0
      Units redeemed                                     0        (14)      (307)           0           (238)          0
      Units transferred                                  0      7,837      2,198          916          3,919       4,127
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0     11,251      6,744          916          7,071       4,127
Beginning units                                          0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                             0     11,251      6,744          916          7,071       4,127
                                             ===========================================================================
Contracts With Total Expenses of 1.77% (2):
      Units sold                                         0          0          0            0              0           0
      Units redeemed                                     0          0          0            0              0           0
      Units transferred                                  0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0            0              0           0
Beginning units                                          0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                             0          0          0            0              0           0
                                             ===========================================================================
Contracts With Total Expenses of 1.77% (3):
      Units sold                                         0        735        228            0            202           0
      Units redeemed                                (6,249)    (8,941)    (9,533)      (2,418)            (3)       (550)
      Units transferred                             (6,067)    20,174      4,855           55          9,234      34,125
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding           (12,316)    11,968     (4,450)      (2,363)         9,433      33,575
Beginning units                                     88,168    108,714     69,742       21,557          3,984      35,962
                                             ---------------------------------------------------------------------------
Ending units                                        75,852    120,682     65,292       19,194         13,417      69,537
                                             ===========================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                         0          0          0            0              0           0
      Units redeemed                                     0          0          0            0              0           0
      Units transferred                                  0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0            0              0           0
Beginning units                                          0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                             0          0          0            0              0           0
                                             ===========================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                         0          0          0            0              0           0
      Units redeemed                                     0          0          0            0              0           0
      Units transferred                                  0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0            0              0           0
Beginning units                                          0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                             0          0          0            0              0           0
                                             ===========================================================================
Contracts With Total Expenses of 1.97% (4):
      Units sold                                       549     37,631          0            0              0           0
      Units redeemed                                (7,786)    (7,260)         0            0              0           0
      Units transferred                               (477)    10,970          0            0              0           0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding            (7,714)    41,341          0            0              0           0
Beginning units                                     98,283    126,482          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                        90,569    167,823          0            0              0           0
                                             ===========================================================================

                                              Nations
                                               Small      Nations     Asset       Cash                  Growth-
                                              Company      Value    Allocation  Management   Growth     Income
                                              Portfolio  Portfolio    Series     Series      Series     Series
                                              (Class B)  (Class B)  (Class A)   (Class A)   (Class A)  (Class A)
                                              ------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0          0        0          0          0             0
      Units redeemed                                  0          0        0          0          0             0
      Units transferred                               0          0        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                          0          0        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.72% (4):
      Units sold                                      0          0        0          0          0             0
      Units redeemed                                  0          0        0          0          0             0
      Units transferred                               0          0        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                          0          0        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.77% (7):
      Units sold                                  1,839      4,924        0          0          0             0
      Units redeemed                                 (5)       (16)       0          0          0             0
      Units transferred                           2,891      4,182        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding          4,725      9,090        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                      4,725      9,090        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.77% (2):
      Units sold                                      0          0        0          0          0             0
      Units redeemed                                  0          0        0          0          0             0
      Units transferred                               0          0        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                          0          0        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.77% (3):
      Units sold                                    123        372        0          0          0             0
      Units redeemed                             (2,021)   (12,793)       0          0          0             0
      Units transferred                          14,389    (13,771)       0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding         12,491    (26,192)       0          0          0             0
Beginning units                                  55,064     81,674        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                     67,555     55,482        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                      0          0        0          0          0             0
      Units redeemed                                  0          0        0          0          0             0
      Units transferred                               0          0        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                          0          0        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                      0          0        0          0          0             0
      Units redeemed                                  0          0        0          0          0             0
      Units transferred                               0          0        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                          0          0        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.97% (4):
      Units sold                                      0          0        0          0          0             0
      Units redeemed                                  0          0        0          0          0             0
      Units transferred                               0          0        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                          0          0        0          0          0             0
                                             ===================================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

         5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003

                                                                           U.S.
                                                                        Government/
                                             High-Yield                 AAA-Rated      Asset      Global
                                               Bond      International  Securities   Allocation   Growth
                                              Series        Series        Series       Fund        Fund
                                             (Class A)    (Class A)     (Class A)     (Class 2)  (Class 2)
                                             -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                  8,631       38,959         11,180           0          0
      Units redeemed                           (125,516)    (511,362)      (341,389)          0          0
      Units transferred                          28,236     (157,426)      (288,181)          0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding        (88,649)    (629,829)      (618,390)          0          0
Beginning units                                 976,734    4,222,578      2,402,647           0          0
                                             -------------------------------------------------------------
Ending units                                    888,085    3,592,749      1,784,257           0          0
                                             =============================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                     39            4              7           0          0
      Units redeemed                             (3,543)     (11,695)        (5,836)          0          0
      Units transferred                           3,552      (14,111)        (3,052)          0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding             48      (25,802)        (8,881)          0          0
Beginning units                                  24,900      166,008         56,738           0          0
                                             -------------------------------------------------------------
Ending units                                     24,948      140,206         47,857           0          0
                                             =============================================================
Contracts With Total Expenses of 1.52% (1):
      Units sold                                      0            0              0           0    791,750
      Units redeemed                                  0            0              0           0    (32,332)
      Units transferred                               0            0              0           0    480,873
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0           0  1,240,291
Beginning units                                       0            0              0           0     93,050
                                             -------------------------------------------------------------
Ending units                                          0            0              0           0  1,333,341
                                             =============================================================
Contracts With Total Expenses of 1.52% (2):
      Units sold                                      0            0              0     336,578    120,777
      Units redeemed                                  0            0              0    (185,775)   (57,514)
      Units transferred                               0            0              0   3,690,619  1,727,132
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0   3,841,422  1,790,395
Beginning units                                       0            0              0   1,032,250    353,304
                                             -------------------------------------------------------------
Ending units                                          0            0              0   4,873,672  2,143,699
                                             =============================================================
Contracts With Total Expenses of 1.52% (3):
      Units sold                                      0            0              0           0          0
      Units redeemed                                  0            0              0           0          0
      Units transferred                               0            0              0           0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0           0          0
Beginning units                                       0            0              0           0          0
                                             -------------------------------------------------------------
Ending units                                          0            0              0           0          0
                                             =============================================================
Contracts With Total Expenses of 1.52% (4):
      Units sold                                      0            0              0           0    124,848
      Units redeemed                                  0            0              0           0     (1,704)
      Units transferred                               0            0              0           0     10,710
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0           0    133,854
Beginning units                                       0            0              0           0      4,842
                                             -------------------------------------------------------------
Ending units                                          0            0              0           0    138,696
                                             =============================================================
Contracts With Total Expenses of 1.55% (5):
      Units sold                                      0            0              0           0          0
      Units redeemed                                  0            0              0           0          0
      Units transferred                               0            0              0           0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0           0          0
Beginning units                                       0            0              0           0          0
                                             -------------------------------------------------------------
Ending units                                          0            0              0           0          0
                                             =============================================================
Contracts With Total Expenses of 1.55% (6):
      Units sold                                      0            0              0           0          0
      Units redeemed                                  0            0              0           0          0
      Units transferred                               0            0              0           0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0           0          0
Beginning units                                       0            0              0           0          0
                                             -------------------------------------------------------------
Ending units                                          0            0              0           0          0
                                             =============================================================

                                                         Growth-     Growth      Mid Cap
                                              Growth     Income     and Income    Value
                                               Fund       Fund      Portfolio   Portfolio
                                             (Class 2)  (Class 2)   (Class VC)  (Class VC)
                                             ---------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                     0           0           0           0
      Units redeemed                                 0           0           0           0
      Units transferred                              0           0           0           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding             0           0           0           0
Beginning units                                      0           0           0           0
                                             ---------------------------------------------
Ending units                                         0           0           0           0
                                             =============================================
Contracts With Total Expenses of 1.40%:
      Units sold                                     0           0           0           0
      Units redeemed                                 0           0           0           0
      Units transferred                              0           0           0           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding             0           0           0           0
Beginning units                                      0           0           0           0
                                             ---------------------------------------------
Ending units                                         0           0           0           0
                                             =============================================
Contracts With Total Expenses of 1.52% (1):
      Units sold                             1,889,036   2,258,459   1,081,842           0
      Units redeemed                           (83,994)    (89,875)    (27,383)          0
      Units transferred                      1,483,866   1,411,900     611,411           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding     3,288,908   3,580,484   1,665,870           0
Beginning units                                180,148     264,967     232,041           0
                                             ---------------------------------------------
Ending units                                 3,469,056   3,845,451   1,897,911           0
                                             =============================================
Contracts With Total Expenses of 1.52% (2):
      Units sold                               326,171     627,674     327,790     200,270
      Units redeemed                          (178,348)   (217,065)   (182,613)   (213,242)
      Units transferred                      5,503,290   6,313,745   2,148,213   1,920,573
                                             ---------------------------------------------
Increase (decrease) in units outstanding     5,651,113   6,724,354   2,293,390   1,907,601
Beginning units                                877,642   1,554,611   2,080,159   1,675,350
                                             ---------------------------------------------
Ending units                                 6,528,755   8,278,965   4,373,549   3,582,951
                                             =============================================
Contracts With Total Expenses of 1.52% (3):
      Units sold                                     0           0           0           0
      Units redeemed                                 0           0           0           0
      Units transferred                              0           0           0           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding             0           0           0           0
Beginning units                                      0           0           0           0
                                             ---------------------------------------------
Ending units                                         0           0           0           0
                                             =============================================
Contracts With Total Expenses of 1.52% (4):
      Units sold                               247,422     335,330      79,361           0
      Units redeemed                            (4,970)    (13,007)     (3,164)          0
      Units transferred                         51,420      72,905      23,821           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding       293,872     395,228     100,018           0
Beginning units                                 21,650      22,371       3,524           0
                                             ---------------------------------------------
Ending units                                   315,522     417,599     103,542           0
                                             =============================================
Contracts With Total Expenses of 1.55% (5):
      Units sold                                     0           0           0           0
      Units redeemed                                 0           0           0           0
      Units transferred                              0           0           0           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding             0           0           0           0
Beginning units                                      0           0           0           0
                                             ---------------------------------------------
Ending units                                         0           0           0           0
                                             =============================================
Contracts With Total Expenses of 1.55% (6):
      Units sold                                     0           0           0           0
      Units redeemed                                 0           0           0           0
      Units transferred                              0           0           0           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding             0           0           0           0
Beginning units                                      0           0           0           0
                                             ---------------------------------------------
Ending units                                         0           0           0           0
                                             =============================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

         5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                                              U.S.
                                                                           Government/
                                              High-Yield                   AAA-Rated       Asset       Global
                                                    Bond   International   Securities    Allocation    Growth
                                                  Series      Series         Series        Fund         Fund
                                                (Class A)    (Class A)      (Class A)     (Class 2)   (Class 2)
                                              -----------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                       0               0             0            0           0
      Units redeemed                                   0               0             0            0           0
      Units transferred                                0               0             0            0           0
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0           0
Beginning units                                        0               0             0            0           0
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0           0
                                              =================================================================
Contracts With Total Expenses of 1.72% (4):
      Units sold                                       0               0             0            0     199,978
      Units redeemed                                   0               0             0            0      (3,159)
      Units transferred                                0               0             0            0      45,278
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0     242,097
Beginning units                                        0               0             0            0      12,130
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0     254,227
                                              =================================================================
Contracts With Total Expenses of 1.77% (7):
      Units sold                                       0               0             0            0     101,403
      Units redeemed                                   0               0             0            0      (7,943)
      Units transferred                                0               0             0            0     105,015
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0     198,475
Beginning units                                        0               0             0            0      12,106
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0     210,581
                                              =================================================================
Contracts With Total Expenses of 1.77% (2):
      Units sold                                       0               0             0       32,377       9,271
      Units redeemed                                   0               0             0       (1,601)     (1,766)
      Units transferred                                0               0             0      125,909      65,216
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0      156,685      72,721
Beginning units                                        0               0             0       54,240       6,505
                                              -----------------------------------------------------------------
Ending units                                           0               0             0      210,925      79,226
                                              =================================================================
Contracts With Total Expenses of 1.77% (3):
      Units sold                                       0               0             0            0           0
      Units redeemed                                   0               0             0            0           0
      Units transferred                                0               0             0            0           0
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0           0
Beginning units                                        0               0             0            0           0
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0           0
                                              =================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                       0               0             0            0           0
      Units redeemed                                   0               0             0            0           0
      Units transferred                                0               0             0            0           0
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0           0
Beginning units                                        0               0             0            0           0
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0           0
                                              =================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                       0               0             0            0           0
      Units redeemed                                   0               0             0            0           0
      Units transferred                                0               0             0            0           0
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0           0
Beginning units                                        0               0             0            0           0
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0           0
                                              =================================================================
Contracts With Total Expenses of 1.97% (4):
      Units sold                                       0               0             0            0      31,646
      Units redeemed                                   0               0             0            0        (135)
      Units transferred                                0               0             0            0       8,407
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0      39,918
Beginning units                                        0               0             0            0       5,946
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0      45,864
                                              =================================================================

                                                           Growth-     Growth       Mid Cap
                                               Growth      Income     and Income     Value
                                                Fund        Fund      Portfolio    Portfolio
                                              (Class 2)   (Class 2)   (Class VC)   (Class VC)
                                              -----------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0           0            0            0
      Units redeemed                                  0           0            0            0
      Units transferred                               0           0            0            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding              0           0            0            0
Beginning units                                       0           0            0            0
                                              -----------------------------------------------
Ending units                                          0           0            0            0
                                              ===============================================
Contracts With Total Expenses of 1.72% (4):
      Units sold                                483,811     576,707      139,062            0
      Units redeemed                             (7,340)    (14,658)        (892)           0
      Units transferred                         188,285     256,607       52,380            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding        664,756     818,656      190,550            0
Beginning units                                  33,886      62,011       14,143            0
                                              -----------------------------------------------
Ending units                                    698,642     880,667      204,693            0
                                              ===============================================
Contracts With Total Expenses of 1.77% (7):
      Units sold                                261,570     396,866       91,054            0
      Units redeemed                            (21,213)    (15,419)      (5,924)           0
      Units transferred                         209,930     186,114       90,798            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding        450,287     567,561      175,928            0
Beginning units                                  40,944      30,474       59,192            0
                                              -----------------------------------------------
Ending units                                    491,231     598,035      235,120            0
                                              ===============================================
Contracts With Total Expenses of 1.77% (2):
      Units sold                                 29,608      66,389       39,015       31,310
      Units redeemed                             (3,288)     (4,436)      (2,464)      (4,794)
      Units transferred                         167,209     259,855      171,256       98,433
                                              -----------------------------------------------
Increase (decrease) in units outstanding        193,529     321,808      207,807      124,949
Beginning units                                  13,558      36,723       41,556       47,183
                                              -----------------------------------------------
Ending units                                    207,087     358,531      249,363      172,132
                                              ===============================================
Contracts With Total Expenses of 1.77% (3):
      Units sold                                      0           0            0            0
      Units redeemed                                  0           0            0            0
      Units transferred                               0           0            0            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding              0           0            0            0
Beginning units                                       0           0            0            0
                                              -----------------------------------------------
Ending units                                          0           0            0            0
                                              ===============================================
Contracts With Total Expenses of 1.80%:
      Units sold                                      0           0            0            0
      Units redeemed                                  0           0            0            0
      Units transferred                               0           0            0            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding              0           0            0            0
Beginning units                                       0           0            0            0
                                              -----------------------------------------------
Ending units                                          0           0            0            0
                                              ===============================================
Contracts With Total Expenses of 1.95%:
      Units sold                                      0           0            0            0
      Units redeemed                                  0           0            0            0
      Units transferred                               0           0            0            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding              0           0            0            0
Beginning units                                       0           0            0            0
                                              -----------------------------------------------
Ending units                                          0           0            0            0
                                              ===============================================
Contracts With Total Expenses of 1.97% (4):
      Units sold                                 71,031      91,856       18,223            0
      Units redeemed                               (120)       (679)        (104)           0
      Units transferred                           6,792      30,213       13,061            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding         77,703     121,390       31,180            0
Beginning units                                  17,765      21,504        1,241            0
                                              -----------------------------------------------
Ending units                                     95,468     142,894       32,421            0
                                              ===============================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                                                         Government
                                                Asset        Capital        and                   Natural     Asset        Capital
                                             Allocation   Appreciation  Quality Bond   Growth    Resources  Allocation  Appreciation
                                              Portfolio     Portfolio    Portfolio    Portfolio  Portfolio  Portfolio     Portfolio
                                              (Class 1)     (Class 1)    (Class 1)    (Class 1)  (Class 1)  (Class 2)     (Class 2)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
          Units sold                                  0             0             0           0          0         0             0
          Units redeemed                              0             0             0           0          0         0             0
          Units transferred                           0             0             0           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0         0             0
Beginning units                                       0             0             0           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0         0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.40%:
          Units sold                                  0             0             0           0          0         0         2,578
          Units redeemed                              0             0             0           0          0         0        (1,318)
          Units transferred                           0             0             0           0          0         0        16,531
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0         0        17,791
Beginning units                                       0             0             0           0          0         0         4,781
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0         0        22,572
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (A):
          Units sold                            142,343       285,296       274,505     180,851     32,494    81,814       572,162
          Units redeemed                     (2,639,476)   (3,521,071)   (4,361,308) (1,679,503)  (490,101)   (1,175)      (43,773)
          Units transferred                  (1,410,301)   (4,154,115)    9,864,916  (1,391,670) 1,019,947    46,919       673,264
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding     (3,907,434)   (7,389,890)    5,778,113  (2,890,322)   562,340   127,558     1,201,653
Beginning units                              26,397,309    37,402,114    31,274,327  18,357,160  3,886,991    12,080       274,265
                                             ---------------------------------------------------------------------------------------
Ending units                                 22,489,875    30,012,224    37,052,440  15,466,838  4,449,331   139,638     1,475,918
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (B):
          Units sold                                  0       103,071        58,889           0          0         0             0
          Units redeemed                              0       (19,481)      (17,744)          0          0         0             0
          Units transferred                           0       199,805       190,690           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0       283,395       231,835           0          0         0             0
Beginning units                                       0       108,666       223,639           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0       392,061       455,474           0          0         0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (C):
          Units sold                                  0             0             0           0          0    24,431        39,005
          Units redeemed                              0             0             0           0          0      (992)         (928)
          Units transferred                           0             0             0           0          0     2,278        23,683
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0    25,717        61,760
Beginning units                                       0             0             0           0          0         1         1,400
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0    25,718        63,160
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (G):
          Units sold                                  0             0             0           0          0         0             0
          Units redeemed                              0             0             0           0          0         0             0
          Units transferred                           0             0             0           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0         0             0
Beginning units                                       0             0             0           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0         0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (H):
          Units sold                                  0             0             0           0          0         0             0
          Units redeemed                              0             0             0           0          0         0             0
          Units transferred                           0             0             0           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0         0             0
Beginning units                                       0             0             0           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0         0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (D):
          Units sold                                  0             0             0           0          0         0         1,727
          Units redeemed                              0             0             0           0          0         0          (542)
          Units transferred                           0             0             0           0          0         0         8,986
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0         0        10,171
Beginning units                                       0             0             0           0          0         0        15,348
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0         0        25,519
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (E):
          Units sold                                  0             0             0           0          0         0        13,175
          Units redeemed                              0             0             0           0          0         0          (708)
          Units transferred                           0             0             0           0          0         0         2,358
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0         0        14,825
Beginning units                                       0             0             0           0          0         0           386
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0         0        15,211
                                             =======================================================================================

                                                Government                                                               Government
                                                    and                     Natural        Asset          Capital           and
                                               Quality Bond    Growth      Resources    Allocation     Appreciation     Quality Bond
                                                 Portfolio    Portfolio    Portfolio     Portfolio       Portfolio       Portfolio
                                                 (Class 2)    (Class 2)    (Class 2)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                               -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.40%:
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (A):
          Units sold                            1,217,224       402,010      94,761        1,003         123,200         270,891
          Units redeemed                         (134,933)      (45,773)     (4,122)           0            (163)           (365)
          Units transferred                     2,046,312       444,046     123,218            0          19,904          45,990
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        3,128,603       800,283     213,857        1,003         142,941         316,516
Beginning units                                   786,785       209,933      32,108            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                    3,915,388     1,010,216     245,965        1,003         142,941         316,516
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (B):
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (C):
          Units sold                              198,040        31,468      11,037            0               0               0
          Units redeemed                           (3,036)         (844)        (20)           0               0               0
          Units transferred                        82,125        10,119      15,220            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          277,129        40,743      26,237            0               0               0
Beginning units                                       158         1,182           1            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                      277,287        41,925      26,238            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (G):
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (H):
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.55% (D):
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.55% (E):
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================


                                                                  Natural       Aggressive    Alliance      Blue Chip       Cash
                                                  Growth         Resources        Growth       Growth        Growth      Management
                                                 Portfolio       Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                               (Class 3) (1)   (Class 3) (1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.40%:
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (A):
          Units sold                              63,178           2,672          162,019        344,640       93,437       340,893
          Units redeemed                             (25)             (3)      (1,524,507)    (4,546,628)    (308,329)  (10,815,544)
          Units transferred                        7,600           1,367       (3,753,689)    (8,842,100)     (27,914)    1,912,697
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          70,753           4,036       (5,116,177)   (13,044,088)    (242,806)   (8,561,954)
Beginning units                                        0               0       17,505,921     52,020,196    3,759,756    31,711,292
                                               -------------------------------------------------------------------------------------
Ending units                                      70,753           4,036       12,389,744     38,976,108    3,516,950    23,149,338
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (B):
          Units sold                                   0               0            4,428         56,430        8,336         7,522
          Units redeemed                               0               0           (2,487)        (7,714)      (3,055)      (10,535)
          Units transferred                            0               0           15,002         52,052       42,336        71,929
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0           16,943        100,768       47,617        68,916
Beginning units                                        0               0           43,834         64,696       64,975        30,829
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0           60,777        165,464      112,592        99,745
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (C):
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (G):
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (H):
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.55% (D):
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.55% (E):
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================


(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

     For the year ended December 31, 2002.

                                                                        Government
                                                Asset       Capital        and                   Natural      Asset        Capital
                                             Allocation  Appreciation  Quality Bond   Growth    Resources   Allocation  Appreciation
                                              Portfolio    Portfolio    Portfolio    Portfolio  Portfolio   Portfolio     Portfolio
                                              (Class 1)    (Class 1)    (Class 1)    (Class 1)  (Class 1)   (Class 2)     (Class 2)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
          Units sold                                0            0             0            0          0           0        1,905
          Units redeemed                            0            0             0            0          0           0          (13)
          Units transferred                         0            0             0            0          0           0        8,732
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0          0           0       10,624
Beginning units                                     0            0             0            0          0           0        3,420
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0             0            0          0           0       14,044
                                             =======================================================================================
Contracts With Total Expenses of 1.72%:
          Units sold                                0            0             0            0          0      40,730      113,621
          Units redeemed                            0            0             0            0          0        (217)      (3,925)
          Units transferred                         0            0             0            0          0      20,285       45,912
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0          0      60,798      155,608
Beginning units                                     0            0             0            0          0       1,188          503
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0             0            0          0      61,986      156,111
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (F)
          Units sold                            1,045       13,158         3,624        6,127         49      10,628      116,950
          Units redeemed                       (3,844)     (28,240)      (72,541)     (10,794)    (1,988)       (131)     (10,193)
          Units transferred                    16,039        2,997       235,962      (32,378)    46,429      65,018      124,484
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       13,240      (12,085)      167,045      (37,045)    44,490      75,515      231,241
Beginning units                                93,512      419,516       479,420      249,712     65,345      17,628      101,479
                                             ---------------------------------------------------------------------------------------
Ending units                                  106,752      407,431       646,465      212,667    109,835      93,143      332,720
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (B)
          Units sold                                0        1,674        18,126            0          0           0            0
          Units redeemed                            0       (5,581)      (14,758)           0          0           0            0
          Units transferred                         0      147,418       195,818            0          0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0      143,511       199,186            0          0           0            0
Beginning units                                     0       41,462        99,048            0          0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0      184,973       298,234            0          0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (G)
          Units sold                                0            0             0            0          0           0            0
          Units redeemed                            0            0             0            0          0           0            0
          Units transferred                         0            0             0            0          0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0          0           0            0
Beginning units                                     0            0             0            0          0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0             0            0          0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
          Units sold                                0            0             0            0          0           0        2,496
          Units redeemed                            0            0             0            0          0           0       (1,014)
          Units transferred                         0            0             0            0          0           0       10,178
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0          0           0       11,660
Beginning units                                     0            0             0            0          0           0        3,896
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0             0            0          0           0       15,556
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
          Units sold                                0            0             0            0          0           0        6,017
          Units redeemed                            0            0             0            0          0           0         (262)
          Units transferred                         0            0             0            0          0           0        2,014
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0          0           0        7,769
Beginning units                                     0            0             0            0          0           0        1,795
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0             0            0          0           0        9,564
                                             =======================================================================================
Contracts With Total Expenses of 1.97%:
          Units sold                                0            0             0            0          0      28,631       36,311
          Units redeemed                            0            0             0            0          0        (580)      (1,582)
          Units transferred                         0            0             0            0          0       8,209       14,439
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0          0      36,260       49,168
Beginning units                                     0            0             0            0          0         526          270
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0             0            0          0      36,786       49,438
                                             =======================================================================================

                                                Government                                                             Government
                                                    and                    Natural        Asset          Capital          and
                                               Quality Bond    Growth     Resources    Allocation     Appreciation    Quality Bond
                                                 Portfolio    Portfolio   Portfolio     Portfolio       Portfolio      Portfolio
                                                 (Class 2)    (Class 2)   (Class 2)   (Class 3) (1)   (Class 3) (1)  (Class 3) (1)
                                               -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
          Units sold                                    0            0          0             0               0              0
          Units redeemed                                0            0          0             0               0              0
          Units transferred                             0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0          0             0               0              0
Beginning units                                         0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                            0            0          0             0               0              0
                                               =====================================================================================
Contracts With Total Expenses of 1.72%:
          Units sold                              217,951       57,494     16,827        10,755          21,542         72,452
          Units redeemed                          (20,632)      (2,233)      (582)           (1)            (35)           (71)
          Units transferred                       168,752       18,016     21,505            40           2,244          6,449
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          366,071       73,277     37,750        10,794          23,751         78,830
Beginning units                                     1,853          438         10             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                      367,924       73,715     37,760        10,794          23,751         78,830
                                               =====================================================================================
Contracts With Total Expenses of 1.77% (F)
          Units sold                              243,092      103,277     23,667             0           7,120         47,218
          Units redeemed                          (17,834)     (22,899)    (3,641)            0              (2)           (11)
          Units transferred                       767,445      109,545     56,881             0             624          3,413
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          992,703      189,923     76,907             0           7,742         50,620
Beginning units                                   228,455       66,596     19,900             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                    1,221,158      256,519     96,807             0           7,742         50,620
                                               =====================================================================================
Contracts With Total Expenses of 1.77% (B)
          Units sold                                    0            0          0             0               0              0
          Units redeemed                                0            0          0             0               0              0
          Units transferred                             0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0          0             0               0              0
Beginning units                                         0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                            0            0          0             0               0              0
                                               =====================================================================================
Contracts With Total Expenses of 1.77% (G)
          Units sold                                    0            0          0             0               0              0
          Units redeemed                                0            0          0             0               0              0
          Units transferred                             0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0          0             0               0              0
Beginning units                                         0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                            0            0          0             0               0              0
                                               =====================================================================================
Contracts With Total Expenses of 1.80%:
          Units sold                                    0            0          0             0               0              0
          Units redeemed                                0            0          0             0               0              0
          Units transferred                             0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0          0             0               0              0
Beginning units                                         0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                            0            0          0             0               0              0
                                               =====================================================================================
Contracts With Total Expenses of 1.95%:
          Units sold                                    0            0          0             0               0              0
          Units redeemed                                0            0          0             0               0              0
          Units transferred                             0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0          0             0               0              0
Beginning units                                         0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                            0            0          0             0               0              0
                                               =====================================================================================
Contracts With Total Expenses of 1.97%:
          Units sold                               84,357       11,894      5,436         3,398           6,354         17,485
          Units redeemed                           (4,346)      (1,951)    (1,070)            0               0              0
          Units transferred                        29,713        5,314      2,420           (54)             38            (21)
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          109,724       15,257      6,786         3,344           6,392         17,464
Beginning units                                         1            1          1             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                      109,725       15,258      6,787         3,344           6,392         17,464
                                               =====================================================================================

                                                                 Natural     Aggressive    Alliance   Blue Chip     Cash
                                                  Growth        Resources      Growth       Growth     Growth    Management
                                                 Portfolio      Portfolio     Portfolio   Portfolio   Portfolio   Portfolio
                                               (Class 3) (1)  (Class 3) (1)   (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                               ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
          Units sold                                   0              0             0            0           0           0
          Units redeemed                               0              0             0            0           0           0
          Units transferred                            0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0            0           0           0
Beginning units                                        0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Ending units                                           0              0             0            0           0           0
                                               ============================================================================
Contracts With Total Expenses of 1.72%:
          Units sold                              22,836          2,678             0            0           0           0
          Units redeemed                             (28)           (17)            0            0           0           0
          Units transferred                          959          1,535             0            0           0           0
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding          23,767          4,196             0            0           0           0
Beginning units                                        0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Ending units                                      23,767          4,196             0            0           0           0
                                               ============================================================================
Contracts With Total Expenses of 1.77% (F)
          Units sold                               7,361          1,936         1,321        6,949       8,769       8,895
          Units redeemed                              (2)             0        (2,368)     (27,022)     (8,631)    (92,047)
          Units transferred                          434          1,172        (2,326)     (17,269)     23,009    (200,459)
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding           7,793          3,108        (3,373)     (37,342)     23,147    (283,611)
Beginning units                                        0              0       165,723      424,109     178,390     554,085
                                               ----------------------------------------------------------------------------
Ending units                                       7,793          3,108       162,350      386,767     201,537     270,474
                                               ============================================================================
Contracts With Total Expenses of 1.77% (B)
          Units sold                                   0              0             0          225         652         335
          Units redeemed                               0              0          (745)      (2,314)     (1,723)       (277)
          Units transferred                            0              0         2,655       78,744      16,208      60,076
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0              0         1,910       76,655      15,137      60,134
Beginning units                                        0              0        17,803       36,365      10,929      16,442
                                               ----------------------------------------------------------------------------
Ending units                                           0              0        19,713      113,020      26,066      76,576
                                               ============================================================================
Contracts With Total Expenses of 1.77% (G)
          Units sold                                   0              0             0            0           0           0
          Units redeemed                               0              0             0            0           0           0
          Units transferred                            0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0            0           0           0
Beginning units                                        0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Ending units                                           0              0             0            0           0           0
                                               ============================================================================
Contracts With Total Expenses of 1.80%:
          Units sold                                   0              0             0            0           0           0
          Units redeemed                               0              0             0            0           0           0
          Units transferred                            0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0            0           0           0
Beginning units                                        0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Ending units                                           0              0             0            0           0           0
                                               ============================================================================
Contracts With Total Expenses of 1.95%:
          Units sold                                   0              0             0            0           0           0
          Units redeemed                               0              0             0            0           0           0
          Units transferred                            0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0            0           0           0
Beginning units                                        0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Ending units                                           0              0             0            0           0           0
                                               ============================================================================
Contracts With Total Expenses of 1.97%:
          Units sold                               4,160            206             0            0           0           0
          Units redeemed                               0              0             0            0           0           0
          Units transferred                           19              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding           4,179            206             0            0           0           0
Beginning units                                        0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Ending units                                       4,179            206             0            0           0           0
                                               ============================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

      For the year ended December 31, 2002.


                                                              Davis                                   Federated
                                               Corporate     Venture      "Dogs" of     Emerging      American       Global
                                                 Bond         Value      Wall Street     Markets       Leaders        Bond
                                               Portfolio    Portfolio      Portfolio    Portfolio     Portfolio     Portfolio
                                               (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                              -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                 102,550       536,286       83,441        66,904       112,512        34,881
      Units redeemed                          (1,800,712)   (7,342,390)  (1,091,871)   (1,090,015)   (1,363,810)     (861,745)
      Units transferred                          362,318    (6,668,034)   1,076,293       514,472       301,167      (394,925)
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding      (1,335,844)  (13,474,138)      67,863      (508,639)     (950,131)   (1,221,789)
Beginning units                               15,249,951    80,136,878    9,795,125    10,024,402    13,455,917     7,746,540
                                              -------------------------------------------------------------------------------
Ending units                                  13,914,107    66,662,740    9,862,988     9,515,763    12,505,786     6,524,751
                                              ===============================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                       0        96,467            0         2,636             0         1,088
      Units redeemed                                   0       (12,162)           0          (743)            0        (1,015)
      Units transferred                                0       205,649            0         7,018             0        11,633
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0       289,954            0         8,911             0        11,706
Beginning units                                        0       107,453            0         6,339             0        19,180
                                              -------------------------------------------------------------------------------
Ending units                                           0       397,407            0        15,250             0        30,886
                                              ===============================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================


                                                               Goldman                                               International
                                                  Global        Sachs      Growth-         Growth       High-Yield    Diversified
                                                 Equities      Research    Income      Opportunities       Bond         Equities
                                                Portfolio     Portfolio   Portfolio      Portfolio       Portfolio     Portfolio
                                                (Class 1)     (Class 1)   (Class 1)      (Class 1)       (Class 1)     (Class 1)
                                              ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                 133,870       48,872       295,361        73,241         123,222       135,072
      Units redeemed                          (1,940,587)    (305,919)   (4,362,986)     (427,764)     (2,123,280)   (1,854,887)
      Units transferred                       (3,274,724)   1,191,490    (5,553,673)   (1,510,044)      1,117,056    (1,592,320)
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding      (5,081,441)     934,443    (9,621,298)   (1,864,567)       (883,002)   (3,312,135)
Beginning units                               21,121,888    3,613,302    45,248,394     5,374,594      17,246,678    21,035,373
                                              ---------------------------------------------------------------------------------
Ending units                                  16,040,447    4,547,745    35,627,096     3,510,027      16,363,676    17,723,238
                                              =================================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                     544            0        74,268             0               0             0
      Units redeemed                              (1,253)           0       (14,876)            0               0             0
      Units transferred                            4,180            0       117,424             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding           3,471            0       176,816             0               0             0
Beginning units                                    9,881            0       153,305             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                      13,352            0       330,121             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================

                                                                               MFS
                                              International                Massachusetts       MFS
                                                 Growth        Marsico       Investors       Mid-Cap
                                                & Income        Growth         Trust         Growth
                                                Portfolio     Portfolio      Portfolio      Portfolio
                                                (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                              --------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                 149,261         50,043       120,567         229,266
      Units redeemed                          (1,961,563)      (393,363)   (1,513,556)     (1,742,311)
      Units transferred                         (991,976)     4,844,252      (944,795)     (3,758,396)
                                              -------------------------------------------------------
Increase (decrease) in units outstanding      (2,804,278)     4,500,932    (2,337,784)     (5,271,441)
Beginning units                               21,901,670      1,236,562    15,418,629      20,250,879
                                              -------------------------------------------------------
Ending units                                  19,097,392      5,737,494    13,080,845      14,979,438
                                              =======================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                   5,247              0        13,617          38,344
      Units redeemed                                (826)             0        (5,014)         (5,144)
      Units transferred                           14,946              0        20,652         104,688
                                              -------------------------------------------------------
Increase (decrease) in units outstanding          19,367              0        29,255         137,888
Beginning units                                   10,359              0         5,717          28,358
                                              -------------------------------------------------------
Ending units                                      29,726              0        34,972         166,246
                                              =======================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================

                                                                     Putnam
                                                   MFS               Growth                 Real
                                              Total Return           Voyager               Estate
                                                Portfolio          Portfolio              Portfolio
                                                (Class 1)           (Class 1)             (Class 1)
                                              -----------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                 305,603              139,495               59,188
      Units redeemed                          (2,036,717)          (1,928,467)            (851,665)
      Units transferred                        5,765,459           (3,666,588)           1,340,485
                                              ----------------------------------------------------
Increase (decrease) in units outstanding       4,034,345           (5,455,560)             548,008
Beginning units                               19,114,098           22,652,472            7,126,003
                                              ----------------------------------------------------
Ending units                                  23,148,443           17,196,912            7,674,011
                                              ====================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                  48,545                7,774                    0
      Units redeemed                             (11,288)              (2,624)                   0
      Units transferred                          146,408                8,249                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding         183,665               13,399                    0
Beginning units                                   83,240               52,550                    0
                                              ----------------------------------------------------
Ending units                                     266,905               65,949                    0
                                              ====================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5. CHANGES IN UNITS OUTSTANDING (continued)

      For the year ended December 31, 2002.


                                                             Davis                               Federated
                                               Corporate    Venture     "Dogs" of    Emerging     American      Global     Global
                                                  Bond       Value     Wall Street    Markets      Leaders       Bond     Equities
                                               Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                               (Class 1)   (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                               ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                     0           0            0            0            0           0           0
      Units redeemed                                 0           0            0            0            0           0           0
      Units transferred                              0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0            0           0           0
Beginning units                                      0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Ending units                                         0           0            0            0            0           0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.72%:
      Units sold                                     0           0            0            0            0           0           0
      Units redeemed                                 0           0            0            0            0           0           0
      Units transferred                              0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0            0           0           0
Beginning units                                      0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Ending units                                         0           0            0            0            0           0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.77% (F):
      Units sold                                18,381      18,585        1,516          558        5,876          77       1,773
      Units redeemed                            (9,237)    (73,998)      (2,270)      (1,569)      (7,699)     (4,933)     (4,419)
      Units transferred                         51,770      17,221      100,003       27,515       14,580     (11,998)     14,136
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding        60,914     (38,192)      99,249       26,504       12,757     (16,854)     11,490
Beginning units                                249,861     933,871      132,744       84,736      148,736     139,008      85,889
                                               ----------------------------------------------------------------------------------
Ending units                                   310,775     895,679      231,993      111,240      161,493     122,154      97,379
                                               ==================================================================================
Contracts With Total Expenses of 1.77% (B):
      Units sold                                     0       3,161            0           68            0      14,438           0
      Units redeemed                                 0     (11,621)           0            0            0        (852)        (75)
      Units transferred                              0     136,441            0        2,113            0      16,887      56,674
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0     127,981            0        2,181            0      30,473      56,599
Beginning units                                      0      73,935            0        2,406            0       8,183       1,381
                                               ----------------------------------------------------------------------------------
Ending units                                         0     201,916            0        4,587            0      38,656      57,980
                                               ==================================================================================
Contracts With Total Expenses of 1.77% (G):
      Units sold                                     0           0            0            0            0           0           0
      Units redeemed                                 0           0            0            0            0           0           0
      Units transferred                              0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0            0           0           0
Beginning units                                      0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Ending units                                         0           0            0            0            0           0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                     0           0            0            0            0           0           0
      Units redeemed                                 0           0            0            0            0           0           0
      Units transferred                              0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0            0           0           0
Beginning units                                      0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Ending units                                         0           0            0            0            0           0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                     0           0            0            0            0           0           0
      Units redeemed                                 0           0            0            0            0           0           0
      Units transferred                              0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0            0           0           0
Beginning units                                      0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Ending units                                         0           0            0            0            0           0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.97%:
      Units sold                                     0           0            0            0            0           0           0
      Units redeemed                                 0           0            0            0            0           0           0
      Units transferred                              0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0            0           0           0
Beginning units                                      0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Ending units                                         0           0            0            0            0           0           0
                                               ==================================================================================


                                                Goldman                                              International   International
                                                 Sachs      Growth-        Growth       High-Yield    Diversified       Growth
                                               Research     Income     Opportunities       Bond         Equities       & Income
                                               Portfolio   Portfolio     Portfolio       Portfolio     Portfolio       Portfolio
                                               (Class 1)   (Class 1)     (Class 1)       (Class 1)     (Class 1)       (Class 1)
                                               -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0           0             0               0             0               0
      Units transferred                              0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0             0               0             0               0
Beginning units                                      0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Ending units                                         0           0             0               0             0               0
                                               ===============================================================================
Contracts With Total Expenses of 1.72%:
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0           0             0               0             0               0
      Units transferred                              0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0             0               0             0               0
Beginning units                                      0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Ending units                                         0           0             0               0             0               0
                                               ===============================================================================
Contracts With Total Expenses of 1.77% (F):
      Units sold                                 3,870       4,074         1,091           1,544         2,699           3,010
      Units redeemed                            (3,913)    (11,512)       (3,846)         (6,753)       (1,212)        (21,557)
      Units transferred                        (25,622)     22,495        37,774          71,027        14,424          18,843
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (25,665)     15,057        35,019          65,818        15,911             296
Beginning units                                227,904     345,030       150,318         211,929       145,800         344,784
                                               -------------------------------------------------------------------------------
Ending units                                   202,239     360,087       185,337         277,747       161,711         345,080
                                               ===============================================================================
Contracts With Total Expenses of 1.77% (B):
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0      (2,265)            0               0             0               0
      Units transferred                              0      42,206             0               0             0           2,140
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0      39,941             0               0             0           2,140
Beginning units                                      0      41,569             0               0             0           5,285
                                               -------------------------------------------------------------------------------
Ending units                                         0      81,510             0               0             0           7,425
                                               ===============================================================================
Contracts With Total Expenses of 1.77% (G):
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0           0             0               0             0               0
      Units transferred                              0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0             0               0             0               0
Beginning units                                      0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Ending units                                         0           0             0               0             0               0
                                               ===============================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0           0             0               0             0               0
      Units transferred                              0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0             0               0             0               0
Beginning units                                      0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Ending units                                         0           0             0               0             0               0
                                               ===============================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0           0             0               0             0               0
      Units transferred                              0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0             0               0             0               0
Beginning units                                      0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Ending units                                         0           0             0               0             0               0
                                               ===============================================================================
Contracts With Total Expenses of 1.97%:
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0           0             0               0             0               0
      Units transferred                              0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0             0               0             0               0
Beginning units                                      0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Ending units                                         0           0             0               0             0               0
                                               ===============================================================================

                                                               MFS
                                                           Massachusetts      MFS                      Putnam
                                                Marsico      Investors      Mid-Cap         MFS        Growth       Real
                                                Growth         Trust        Growth     Total Return    Voyager     Estate
                                               Portfolio     Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                               (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                               ---------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                     0             0             0             0            0           0
      Units redeemed                                 0             0             0             0            0           0
      Units transferred                              0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                               ==========================================================================
Contracts With Total Expenses of 1.72%:
      Units sold                                     0             0             0             0            0           0
      Units redeemed                                 0             0             0             0            0           0
      Units transferred                              0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                               ==========================================================================
Contracts With Total Expenses of 1.77% (F):
      Units sold                                   824         6,064         6,189        17,037        2,739         851
      Units redeemed                           (29,908)      (10,696)      (23,036)      (40,995)      (4,971)     (1,970)
      Units transferred                        122,102        (7,294)       23,513       139,570        5,559      37,187
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding        93,018       (11,926)        6,666       115,612        3,327      36,068
Beginning units                                277,115       255,263       642,519       673,743      133,955      46,928
                                               --------------------------------------------------------------------------
Ending units                                   370,133       243,337       649,185       789,355      137,282      82,996
                                               ==========================================================================
Contracts With Total Expenses of 1.77% (B):
      Units sold                                     0             0         5,598         1,971        1,868           0
      Units redeemed                                 0            (2)       (7,431)       (3,262)      (2,367)          0
      Units transferred                              0         7,543        32,869        43,717       34,537           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0         7,541        31,036        42,426       34,038           0
Beginning units                                      0        14,555        41,456        42,186       12,456           0
                                               --------------------------------------------------------------------------
Ending units                                         0        22,096        72,492        84,612       46,494           0
                                               ==========================================================================
Contracts With Total Expenses of 1.77% (G):
      Units sold                                     0             0             0             0            0           0
      Units redeemed                                 0             0             0             0            0           0
      Units transferred                              0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                               ==========================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                     0             0             0             0            0           0
      Units redeemed                                 0             0             0             0            0           0
      Units transferred                              0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                               ==========================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                     0             0             0             0            0           0
      Units redeemed                                 0             0             0             0            0           0
      Units transferred                              0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                               ==========================================================================
Contracts With Total Expenses of 1.97%:
      Units sold                                     0             0             0             0            0           0
      Units redeemed                                 0             0             0             0            0           0
      Units transferred                              0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                               ==========================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

      For the year ended December 31, 2002.


                                             SunAmerica                 Telecom     Worldwide    Aggressive    Alliance   Blue Chip
                                              Balanced    Technology    Utility    High Income     Growth       Growth      Growth
                                              Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 2)    (Class 2)   (Class 2)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0            0           0            0            0            0           0
      Units redeemed                                  0            0           0            0            0            0           0
      Units transferred                               0            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0            0           0
Beginning units                                       0            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0            0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                      0            0           0            0            0        1,764           0
      Units redeemed                                  0            0           0            0            0          (35)          0
      Units transferred                               0            0           0            0            0        4,683           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0        6,412           0
Beginning units                                       0            0           0            0            0          735           0
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0        7,147           0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                158,650      218,456      21,792       26,431      170,537      460,050     476,244
      Units redeemed                         (1,906,726)    (801,962)   (620,585)    (596,207)     (13,517)     (38,229)    (26,014)
      Units transferred                      (3,555,498)    (371,775)   (243,765)    (349,264)     216,784      490,012     378,786
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding     (5,303,574)    (955,281)   (842,558)    (919,040)     373,804      911,833     829,016
Beginning units                              22,239,564   10,442,256   6,013,380    5,564,819       98,789      298,653     181,743
                                             --------------------------------------------------------------------------------------
Ending units                                 16,935,990    9,486,975   5,170,822    4,645,779      472,593    1,210,486   1,010,759
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                  1,949            0           0            0            0            0           0
      Units redeemed                            (27,553)           0           0            0            0            0           0
      Units transferred                          13,597            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        (12,007)           0           0            0            0            0           0
Beginning units                                  93,358            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Ending units                                     81,351            0           0            0            0            0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                      0            0           0            0       12,656       34,287      27,114
      Units redeemed                                  0            0           0            0            0          (62)       (807
      Units transferred                               0            0           0            0          628        5,435      21,462
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0       13,284       39,660      47,769
Beginning units                                       0            0           0            0            1        1,372           1
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0       13,285       41,032      47,770
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                      0            0           0            0            0            0           0
      Units redeemed                                  0            0           0            0            0            0           0
      Units transferred                               0            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0            0           0
Beginning units                                       0            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0            0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                      0            0           0            0            0            0           0
      Units redeemed                                  0            0           0            0            0            0           0
      Units transferred                               0            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0            0           0
Beginning units                                       0            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0            0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                      0            0           0            0            0           82           0
      Units redeemed                                  0            0           0            0            0         (299)          0
      Units transferred                               0            0           0            0            0        2,283           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0        2,066           0
Beginning units                                       0            0           0            0            0        9,054           0
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0       11,120           0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                      0            0           0            0            0        2,731           0
      Units redeemed                                  0            0           0            0            0           (8)          0
      Units transferred                               0            0           0            0            0        4,672           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0        7,395           0
Beginning units                                       0            0           0            0            0           29           0
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0        7,424           0
                                             ======================================================================================

                                                                                                                 Federated
                                                 Cash       Corporate      Davis         "Dogs" of    Emerging   American
                                               Management     Bond      Venture Value   Wall Street    Markets    Leaders
                                               Portfolio    Portfolio     Portfolio      Portfolio    Portfolio  Portfolio
                                               (Class 2)    (Class 2)     (Class 2)      (Class 2)    (Class 2)  (Class 2)
                                               ---------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0            0             0             0            0          0
      Units redeemed                                   0            0             0             0            0          0
      Units transferred                                0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0            0          0
Beginning units                                        0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0             0             0            0          0
                                               ==========================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0            0           985             0            0          0
      Units redeemed                                   0            0          (865)            0            0          0
      Units transferred                                0            0        26,026             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0        26,146             0            0          0
Beginning units                                        0            0         2,529             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0        28,675             0            0          0
                                               ==========================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                               1,907,404      533,626     1,003,120       252,314      199,360    270,686
      Units redeemed                            (391,227)     (52,242)      (83,626)      (30,671)     (17,896)   (21,009)
      Units transferred                          265,111      761,608     1,297,061       304,547      137,589    312,000
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding       1,781,288    1,242,992     2,216,555       526,190      319,053    561,677
Beginning units                                  560,088      284,019       526,487       113,970       36,816    152,283
                                               --------------------------------------------------------------------------
Ending units                                   2,341,376    1,527,011     2,743,042       640,160      355,869    713,960
                                               ==========================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                       0            0             0             0            0          0
      Units redeemed                                   0            0             0             0            0          0
      Units transferred                                0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0            0          0
Beginning units                                        0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0             0             0            0          0
                                               ==========================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                 134,527       68,055        70,045        21,058        8,235     35,020
      Units redeemed                                (835)        (339)       (2,529)         (107)         (70)      (435)
      Units transferred                           37,190       19,312        32,670         4,867       10,061      8,765
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding         170,882       87,028       100,186        25,818       18,226     43,350
Beginning units                                    7,142        8,147         3,140           528            1      4,275
                                               --------------------------------------------------------------------------
Ending units                                     178,024       95,175       103,326        26,346       18,227     47,625
                                               ==========================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0            0             0             0            0          0
      Units redeemed                                   0            0             0             0            0          0
      Units transferred                                0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0            0          0
Beginning units                                        0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0             0             0            0          0
                                               ==========================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0            0             0             0            0          0
      Units redeemed                                   0            0             0             0            0          0
      Units transferred                                0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0            0          0
Beginning units                                        0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0             0             0            0          0
                                               ==========================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0            0           216             0            0          0
      Units redeemed                                   0            0           (29)            0            0          0
      Units transferred                                0            0         4,271             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0         4,458             0            0          0
Beginning units                                        0            0         1,020             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0         5,478             0            0          0
                                               ==========================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0            0             0             0            0          0
      Units redeemed                                   0            0             0             0            0          0
      Units transferred                                0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0            0          0
Beginning units                                        0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0             0             0            0          0
                                               ==========================================================================

                                                                                       Goldman
                                                  Foreign       Global      Global       Sachs        Growth-        Growth
                                                   Value         Bond      Equities    Research       Income     Opportunities
                                                 Portfolio     Portfolio   Portfolio   Portfolio     Portfolio     Portfolio
                                               (Class 2) (2)   (Class 2)   (Class 2)   (Class 2)     (Class 2)     (Class 2)
                                               -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0             0           0           0             0               0
      Units redeemed                                   0             0           0           0             0               0
      Units transferred                                0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0           0           0             0               0
Beginning units                                        0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0           0           0             0               0
                                               =============================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0             0       3,186           0             0               0
      Units redeemed                                   0             0         (31)          0             0               0
      Units transferred                                0             0       5,211           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0       8,366           0             0               0
Beginning units                                        0             0       1,341           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0       9,707           0             0               0
                                               =============================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                 122,628       130,769     151,790     153,992       330,417         276,597
      Units redeemed                                 (19)      (16,530)    (13,630)    (20,267)      (33,370)        (24,700
      Units transferred                           45,748       221,656     241,183     195,006       538,189         274,017
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding         168,357       335,895     379,343     328,731       835,236         525,914
Beginning units                                        0        61,077      76,182     137,616       243,813          87,559
                                               -----------------------------------------------------------------------------
Ending units                                     168,357       396,972     455,525     466,347     1,079,049         613,473
                                               =============================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                       0             0           0           0             0               0
      Units redeemed                                   0             0           0           0             0               0
      Units transferred                                0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0           0           0             0               0
Beginning units                                        0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0           0           0             0               0
                                               =============================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                  18,242        20,598      29,386      15,393        35,432          11,394
      Units redeemed                                  (1)         (194)        (44)          0           (68)           (618)
      Units transferred                            1,174         1,352         723       6,207         8,159           5,438
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding          19,415        21,756      30,065      21,600        43,523          16,214
Beginning units                                        0         2,885           1      11,942             1               2
                                               -----------------------------------------------------------------------------
Ending units                                      19,415        24,641      30,066      33,542        43,524          16,216
                                               =============================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0             0           0           0             0               0
      Units redeemed                                   0             0           0           0             0               0
      Units transferred                                0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0           0           0             0               0
Beginning units                                        0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0           0           0             0               0
                                               =============================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0             0           0           0             0               0
      Units redeemed                                   0             0           0           0             0               0
      Units transferred                                0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0           0           0             0               0
Beginning units                                        0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0           0           0             0               0
                                               =============================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0             0         245           0             0               0
      Units redeemed                                   0             0         (12)          0             0               0
      Units transferred                                0             0         630           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0         863           0             0               0
Beginning units                                        0             0         203           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0       1,066           0             0               0
                                               =============================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0             0           0           0             0               0
      Units redeemed                                   0             0          (0)          0             0               0
      Units transferred                                0             0       1,987           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0       1,987           0             0               0
Beginning units                                        0             0          15           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0       2,002           0             0               0
                                               =============================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

      For the year ended December 31, 2002.

                                              SunAmerica                 Telecom     Worldwide    Aggressive    Alliance   Blue Chip
                                               Balanced    Technology    Utility    High Income     Growth       Growth      Growth
                                               Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                               (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 2)    (Class 2)   (Class 2)
                                              --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0            0           0            0            0          385           0
      Units redeemed                                  0            0           0            0            0            0           0
      Units transferred                               0            0           0            0            0        2,098           0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0        2,483           0
Beginning units                                       0            0           0            0            0        3,541           0
                                              -------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0        6,024           0
                                              =====================================================================================
Contracts With Total Expenses of 1.72%:
      Units sold                                      0            0           0            0       15,289       49,251      43,930
      Units redeemed                                  0            0           0            0         (399)        (857)       (328)
      Units transferred                               0            0           0            0       10,773       26,765      14,895
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0       25,663       75,159      58,497
Beginning units                                       0            0           0            0            1          375         427
                                              -------------------------------------------------------------------------------------
Ending units                                          0            0           0            0       25,664       75,534      58,924
                                              =====================================================================================
Contracts With Total Expenses of 1.77% (F):
      Units sold                                  4,545        2,976         374          178       43,698       71,739     116,189
      Units redeemed                             (7,094)     (14,130)     (1,341)      (1,990)      (7,207)     (12,542)    (15,789)
      Units transferred                           9,736      (28,078)      5,396      (13,401)      20,199      131,819     111,615
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          7,187      (39,232)      4,429      (15,213)      56,690      191,016     212,015
Beginning units                                 169,447      547,923      55,333       32,981       49,032      100,761      61,775
                                              -------------------------------------------------------------------------------------
Ending units                                    176,634      508,691      59,762       17,768      105,722      291,777     273,790
                                              =====================================================================================
Contracts With Total Expenses of 1.77% (B):
      Units sold                                      0            0           0            0            0            0           0
      Units redeemed                             (2,121)           0           0            0            0            0           0
      Units transferred                          24,978            0           0            0            0            0           0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         22,857            0           0            0            0            0           0
Beginning units                                  16,380            0           0            0            0            0           0
                                              -------------------------------------------------------------------------------------
Ending units                                     39,237            0           0            0            0            0           0
                                              =====================================================================================
Contracts With Total Expenses of 1.77% (G):
      Units sold                                      0            0           0            0            0            0           0
      Units redeemed                                  0            0           0            0            0            0           0
      Units transferred                               0            0           0            0            0            0           0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0            0           0
Beginning units                                       0            0           0            0            0            0           0
                                              -------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0            0           0
                                              =====================================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                      0            0           0            0            0          451           0
      Units redeemed                                  0            0           0            0            0         (277)          0
      Units transferred                               0            0           0            0            0        7,278           0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0        7,452           0
Beginning units                                       0            0           0            0            0        1,409           0
                                              -------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0        8,861           0
                                              =====================================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                      0            0           0            0            0          835           0
      Units redeemed                                  0            0           0            0            0            0           0
      Units transferred                               0            0           0            0            0        1,897           0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0        2,732           0
Beginning units                                       0            0           0            0            0           21           0
                                              -------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0        2,753           0
                                              =====================================================================================
Contracts With Total Expenses of 1.97%:
      Units sold                                      0            0           0            0        3,225       15,864       5,856
      Units redeemed                                  0            0           0            0          (39)        (155)     (2,095)
      Units transferred                               0            0           0            0          349        4,765       2,933
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0        3,535       20,474       6,694
Beginning units                                       0            0           0            0            1            1           2
                                              -------------------------------------------------------------------------------------
Ending units                                          0            0           0            0        3,536       20,475       6,696
                                              =====================================================================================

                                                                                                                 Federated
                                                 Cash      Corporate       Davis        "Dogs" of     Emerging    American
                                              Management     Bond      Venture Value   Wall Street    Markets     Leaders
                                              Portfolio    Portfolio     Portfolio      Portfolio    Portfolio   Portfolio
                                              (Class 2)    (Class 2)     (Class 2)      (Class 2)    (Class 2)   (Class 2)
                                              ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                     0            0             0              0            0           0
      Units redeemed                                 0            0             0              0            0           0
      Units transferred                              0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0              0            0           0
Beginning units                                      0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Ending units                                         0            0             0              0            0           0
                                              ===========================================================================
Contracts With Total Expenses of 1.72%:
      Units sold                               116,573       77,204       138,067         22,635       12,617      23,550
      Units redeemed                           (15,892)      (2,961)       (5,550)           (65)         (86)       (776)
      Units transferred                         76,967       33,810        52,727         38,652        9,105      20,769
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding       177,648      108,053       185,244         61,222       21,636      43,543
Beginning units                                 28,806          789           867            144            2          69
                                              ---------------------------------------------------------------------------
Ending units                                   206,454      108,842       186,111         61,366       21,638      43,612
                                              ===========================================================================
Contracts With Total Expenses of 1.77% (F):
      Units sold                               353,430       88,415       232,048         78,462       28,810      53,941
      Units redeemed                           (33,277)     (13,728)      (41,978)        (6,110)      (5,922)    (12,963)
      Units transferred                        (25,506)     147,110       332,593        181,835       50,339     145,016
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding       294,647      221,797       522,663        254,187       73,227     185,994
Beginning units                                271,833      157,394       191,893         70,259       15,201      84,044
                                              ---------------------------------------------------------------------------
Ending units                                   566,480      379,191       714,556        324,446       88,428     270,038
                                              ===========================================================================
Contracts With Total Expenses of 1.77% (B):
      Units sold                                     0            0             0              0            0           0
      Units redeemed                                 0            0             0              0            0           0
      Units transferred                              0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0              0            0           0
Beginning units                                      0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Ending units                                         0            0             0              0            0           0
                                              ===========================================================================
Contracts With Total Expenses of 1.77% (G):
      Units sold                                     0            0             0              0            0           0
      Units redeemed                                 0            0             0              0            0           0
      Units transferred                              0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0              0            0           0
Beginning units                                      0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Ending units                                         0            0             0              0            0           0
                                              ===========================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                     0            0           524              0            0           0
      Units redeemed                                 0            0           (79)             0            0           0
      Units transferred                              0            0         7,335              0            0           0
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0         7,780              0            0           0
Beginning units                                      0            0         2,600              0            0           0
                                              ---------------------------------------------------------------------------
Ending units                                         0            0        10,380              0            0           0
                                              ===========================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                     0            0             0              0            0           0
      Units redeemed                                 0            0             0              0            0           0
      Units transferred                              0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0              0            0           0
Beginning units                                      0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Ending units                                         0            0             0              0            0           0
                                              ===========================================================================
Contracts With Total Expenses of 1.97%:
      Units sold                                39,995       21,394        35,400         11,576       13,946      10,389
      Units redeemed                            (1,029)      (1,084)       (1,089)          (592)          (1)        (59)
      Units transferred                          7,875       20,856        15,913         10,490        7,893       4,482
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding        46,841       41,166        50,224         21,474       21,838      14,812
Beginning units                                  3,386            1           351              1            2         599
                                              ---------------------------------------------------------------------------
Ending units                                    50,227       41,167        50,575         21,475       21,840      15,411
                                              ===========================================================================

                                                                                       Goldman
                                                 Foreign       Global      Global       Sachs      Growth-       Growth
                                                  Value         Bond      Equities    Research     Income     Opportunities
                                                Portfolio     Portfolio   Portfolio   Portfolio   Portfolio     Portfolio
                                              (Class 2) (2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)     (Class 2)
                                              -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                     0              0           0           0           0              0
      Units redeemed                                 0              0          (1)          0           0              0
      Units transferred                              0              0           0           0           0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0          (1)          0           0              0
Beginning units                                      0              0           1           0           0              0
                                              --------------------------------------------------------------------------
Ending units                                         0              0           0           0           0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.72%:
      Units sold                                22,801         26,587      19,515      37,991      77,933         20,700
      Units redeemed                               (50)          (423)       (278)        (82)     (3,548)          (132
      Units transferred                          5,531         13,212      17,334       5,259      36,103         15,904
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding        28,282         39,376      36,571      43,168     110,488         36,472
Beginning units                                      0             89         103           1          52            239
                                              --------------------------------------------------------------------------
Ending units                                    28,282         39,465      36,674      43,169     110,540         36,711
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (F):
      Units sold                                21,035         26,473      28,968      45,251      75,794         33,095
      Units redeemed                                 0           (754)     (3,532)     (4,223)     (5,735)        (2,987)
      Units transferred                         15,872          8,817      71,980      37,847      92,163         93,518
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding        36,907         34,536      97,416      78,875     162,222        123,626
Beginning units                                      0         39,221      33,626      31,080      83,286         35,886
                                              --------------------------------------------------------------------------
Ending units                                    36,907         73,757     131,042     109,955     245,508        159,512
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (B):
      Units sold                                     0              0           0           0           0              0
      Units redeemed                                 0              0           0           0           0              0
      Units transferred                              0              0           0           0           0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0           0           0           0              0
Beginning units                                      0              0           0           0           0              0
                                              --------------------------------------------------------------------------
Ending units                                         0              0           0           0           0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (G):
      Units sold                                     0              0           0           0           0              0
      Units redeemed                                 0              0           0           0           0              0
      Units transferred                              0              0           0           0           0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0           0           0           0              0
Beginning units                                      0              0           0           0           0              0
                                              --------------------------------------------------------------------------
Ending units                                         0              0           0           0           0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                     0              0         736           0           0              0
      Units redeemed                                 0              0        (751)          0           0              0
      Units transferred                              0              0       3,168           0           0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0       3,153           0           0              0
Beginning units                                      0              0          19           0           0              0
                                              --------------------------------------------------------------------------
Ending units                                         0              0       3,172           0           0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                     0              0         321           0           0              0
      Units redeemed                                 0              0           0           0           0              0
      Units transferred                              0              0         408           0           0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0         729           0           0              0
Beginning units                                      0              0           1           0           0              0
                                              --------------------------------------------------------------------------
Ending units                                         0              0         730           0           0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.97%:
      Units sold                                    15          3,734       4,429      12,708      18,919          7,612
      Units redeemed                                (1)             0         (60)     (3,109)       (848)          (254)
      Units transferred                              0          8,936       1,500       6,210       7,634            986
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding            14         12,670       5,869      15,809      25,705          8,344
Beginning units                                      0              1           1           1         699              2
                                              --------------------------------------------------------------------------
Ending units                                        14         12,671       5,870      15,810      26,404          8,346
                                              ==========================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

    For the year ended December 31, 2002.

                                                                                                       MFS
                                                         International  International             Massachusetts     MFS
                                             High-Yield   Diversified      Growth       Marsico     Investors     Mid-Cap
                                                Bond       Equities       & Income      Growth        Trust       Growth
                                             Portfolio     Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                              Class 2)     (Class 2)      (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0              0              0          0              0          0
      Units redeemed                                  0              0              0          0              0          0
      Units transferred                               0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0          0
                                             =============================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                      0              0              0          0              0      3,072
      Units redeemed                                  0              0              0          0              0     (1,901)
      Units transferred                               0              0              0          0              0     29,829
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0     31,000
Beginning units                                       0              0              0          0              0      7,564
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0     38,564
                                             =============================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                338,889        209,089        368,647    675,967        308,429    811,895
      Units redeemed                            (32,193)        (9,305)       (25,609)   (56,704)       (21,173)   (53,187)
      Units transferred                         452,852        321,984        509,582  1,026,744        320,392    954,224
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding        759,548        521,768        852,620  1,646,007        607,648  1,712,932
Beginning units                                 125,636         66,087        160,492    221,877        125,214    402,181
                                             -----------------------------------------------------------------------------
Ending units                                    885,184        587,855      1,013,112  1,867,884        732,862  2,115,113
                                             =============================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                      0              0              0          0              0          0
      Units redeemed                                  0              0              0          0              0          0
      Units transferred                               0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0          0
                                             =============================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                 39,760         27,160         36,103          0         10,637     99,083
      Units redeemed                               (391)          (161)          (430)         0           (357)    (1,171)
      Units transferred                          19,397          6,822         10,881          0          8,111     31,383
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding         58,766         33,821         46,554          0         18,391    129,295
Beginning units                                       1            703          8,558          0              1      3,308
                                             -----------------------------------------------------------------------------
Ending units                                     58,767         34,524         55,112          0         18,392    132,603
                                             =============================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                      0              0              0          0              0          0
      Units redeemed                                  0              0              0          0              0          0
      Units transferred                               0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0          0
                                             =============================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                      0              0              0          0              0          0
      Units redeemed                                  0              0              0          0              0          0
      Units transferred                               0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0          0
                                             =============================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                      0              0              0          0              0        662
      Units redeemed                                  0              0              0          0              0       (549)
      Units transferred                               0              0              0          0              0      9,355
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0      9,468
Beginning units                                       0              0              0          0              0      2,044
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0     11,512
                                             =============================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                      0              0              0          0              0      4,694
      Units redeemed                                  0              0              0          0              0       (168)
      Units transferred                               0              0              0          0              0      3,108
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0      7,634
Beginning units                                       0              0              0          0              0         68
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0      7,702
                                             =============================================================================

                                                          Putnam
                                             MFS Total    Growth:     Real      Small & Mid   SunAmerica               Telecom
                                               Return     Voyager    Estate      Cap Value     Balanced   Technology   Utility
                                             Portfolio   Portfolio  Portfolio   Portfolio     Portfolio   Portfolio   Portfolio
                                             (Class 2)   (Class 2)  (Class 2)  (Class 2) (2)  (Class 2)   (Class 2)   (Class 2)
                                             ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0          0          0              0           0           0          0
      Units redeemed                                  0          0          0              0           0           0          0
      Units transferred                               0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0           0          0
Beginning units                                       0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0           0          0
                                             ==================================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                      0          0          0              0           0      10,292          0
      Units redeemed                                  0          0          0              0           0      (2,710)         0
      Units transferred                               0          0          0              0           0      45,434          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0      53,016          0
Beginning units                                       0          0          0              0           0      19,075          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0      72,091          0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                              1,233,422    194,011    208,349        124,655     308,393     591,775     86,050
      Units redeemed                            (99,819)   (20,134)   (12,469)        (2,413)    (28,417)    (29,549)    (9,227)
      Units transferred                       1,610,293    197,181    313,751         63,235     465,477     499,285     59,934
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding      2,743,896    371,058    509,631        185,477     745,453   1,061,511    136,757
Beginning units                                 508,488    102,403     67,676              0     147,467     269,038     49,990
                                             ----------------------------------------------------------------------------------
Ending units                                  3,252,384    473,461    577,307        185,477     892,920   1,330,549    186,747
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                      0          0          0              0           0           0          0
      Units redeemed                                  0          0          0              0           0           0          0
      Units transferred                               0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0           0          0
Beginning units                                       0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0           0          0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                122,059     15,778     33,081         37,610      14,543      20,341          0
      Units redeemed                             (1,694)       (92)      (452)           (10)     (1,095)          0          0
      Units transferred                          35,732     (2,967)    11,200          1,421       4,949      11,458          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding        156,097     12,719     43,829         39,021      18,397      31,799          0
Beginning units                                   1,168          1        513              0           1      11,120          0
                                             ----------------------------------------------------------------------------------
Ending units                                    157,265     12,720     44,342         39,021      18,398      42,919          0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                      0          0          0              0           0           0          0
      Units redeemed                                  0          0          0              0           0           0          0
      Units transferred                               0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0           0          0
Beginning units                                       0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0           0          0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                      0          0          0              0           0           0          0
      Units redeemed                                  0          0          0              0           0           0          0
      Units transferred                               0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0           0          0
Beginning units                                       0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0           0          0
                                             ==================================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                      0          0          0              0           0           0          0
      Units redeemed                                  0          0          0              0           0          (7)         0
      Units transferred                               0          0          0              0           0       4,898          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0       4,891          0
Beginning units                                       0          0          0              0           0       4,911          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0       9,802          0
                                             ==================================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                      0          0          0              0           0       9,298          0
      Units redeemed                                  0          0          0              0           0      (1,257)         0
      Units transferred                               0          0          0              0           0      22,688          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0      30,729          0
Beginning units                                       0          0          0              0           0         217          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0      30,946          0
                                             ==================================================================================

                                              Worldwide    Aggressive     Alliance     Blue Chip        Cash       Corporate
                                             High Income     Growth        Growth        Growth      Management       Bond
                                              Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                              (Class 2)   (Class 3)(1)  (Class 3)(1)  (Class 3)(1)  (Class 3)(1)  (Class 3)(1)
                                             ---------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                  58,141         8,864        42,905        24,529       336,774       111,394
      Units redeemed                              (2,886)          (24)          (38)           (1)          (71)           (8)
      Units transferred                           74,866           393         5,122         3,795       (44,526)        8,017
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding         130,121         9,233        47,989        28,323       292,177       119,403
Beginning units                                   14,787             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                     144,908         9,233        47,989        28,323       292,177       119,403
                                             =================================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II,   (E) Offered in Diversified Strategies III product.
    Polaris Choice II and Polaris Advisor products.         (F) Offered in Polaris Choice, Platinum, Protector,
(B) Offered in PolarisAmerica product.                          Platinum II, Polaris Choice II and Polaris Advisor products.
                                                            (G) Offered in Polaris II product.
(C) Offered in Polaris Choice Product.                      (H) Offered in Polaris Choice II and Polaris Advisor product.
(D) Offered in Diversified Strategies product.
(1) For the period from September 30, 2002 (inception) to
    December 31, 2002.
(2) For the period from August 1, 2002 (inception) to
    December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2002.

                                                                                                      MFS
                                                           International International            Massachusetts    MFS
                                               High-Yield   Diversified     Growth       Marsico    Investors    Mid-Cap
                                                  Bond       Equities      & Income      Growth       Trust      Growth
                                                Portfolio    Portfolio    Portfolio     Portfolio   Portfolio   Portfolio
                                                (Class 2)    (Class 2)    (Class 2)     (Class 2)   (Class 2)   (Class 2)
                                               -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                               0           0           0              0            0         350
              Units redeemed                           0           0           0              0            0        (195)
              Units transferred                        0           0           0              0            0      10,539
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0           0           0              0            0      10,694
Beginning units                                        0           0           0              0            0       1,520
                                               -----------------------------------------------------------------------------
Ending units                                           0           0           0              0            0      12,214
                                               =============================================================================
Contracts With Total Expenses of 1.72%:
              Units sold                          55,127      62,699      42,683              0       21,003     154,554
              Units redeemed                      (4,537)       (938)       (148)             0          (83)     (1,699)
              Units transferred                   20,227      18,197      42,314              0       16,157      44,981
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding          70,817      79,958      84,849              0       37,077     197,836
Beginning units                                        1           1          41              0          822         934
                                               -----------------------------------------------------------------------------
Ending units                                      70,818      79,959      84,890              0       37,899     198,770
                                               =============================================================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                          81,625      49,086     152,406        113,615       64,309     187,065
              Units redeemed                      (3,814)     (3,609)    (33,707)        (6,518)      (5,559)    (14,158)
              Units transferred                   40,642      64,801      94,993        276,551       85,020     232,921
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding         118,453     110,278     213,692        383,648      143,770     405,828
Beginning units                                  109,783      49,800      72,785        124,777       55,103     168,463
                                               -----------------------------------------------------------------------------
Ending units                                     228,236     160,078     286,477        508,425      198,873     574,291
                                               =============================================================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                               0           0           0              0            0           0
              Units redeemed                           0           0           0              0            0           0
              Units transferred                        0           0           0              0            0           0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0           0           0              0            0           0
Beginning units                                        0           0           0              0            0           0
                                               -----------------------------------------------------------------------------
Ending units                                           0           0           0              0            0           0
                                               =============================================================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                               0           0           0              0            0           0
              Units redeemed                           0           0           0              0            0           0
              Units transferred                        0           0           0              0            0           0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0           0           0              0            0           0
Beginning units                                        0           0           0              0            0           0
                                               -----------------------------------------------------------------------------
Ending units                                           0           0           0              0            0           0
                                               =============================================================================
Contracts With Total Expenses of 1.80%:
              Units sold                               0           0           0              0            0       1,984
              Units redeemed                           0           0           0              0            0      (2,460)
              Units transferred                        0           0           0              0            0      44,182
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0           0           0              0            0      43,706
Beginning units                                        0           0           0              0            0       4,846
                                               -----------------------------------------------------------------------------
Ending units                                           0           0           0              0            0      48,552
                                               =============================================================================
Contracts With Total Expenses of 1.95%:
              Units sold                               0           0           0              0            0       3,686
              Units redeemed                           0           0           0              0            0          (7)
              Units transferred                        0           0           0              0            0       4,817
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0           0           0              0            0       8,496
Beginning units                                        0           0           0              0            0          52
                                               -----------------------------------------------------------------------------
Ending units                                           0           0           0              0            0       8,548
                                               =============================================================================
Contracts With Total Expenses of 1.97%:
              Units sold                          54,184      14,021      19,202              0        8,859      46,676
              Units redeemed                         (32)       (149)          0              0            0        (132)
              Units transferred                   43,255       3,481       3,509              0          230      14,889
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding          97,407      17,353      22,711              0        9,089      61,433
Beginning units                                        1           1           1              0            1         686
                                               -----------------------------------------------------------------------------
Ending units                                      97,408      17,354      22,712              0        9,090      62,119
                                               =============================================================================

                                                             Putnam
                                               MFS Total     Growth:      Real    Small & Mid  SunAmerica                 Telecom
                                                Return       Voyager     Estate    Cap Value    Balanced    Technology    Utility
                                               Portfolio    Portfolio   Portfolio  Portfolio    Portfolio    Portfolio   Portfolio
                                               (Class 2)    (Class 2)   (Class 2) (Class 2)(2) (Class 2)    (Class 2)   (Class 2)
                                               ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                              0            0           0           0           0            0           0
              Units redeemed                          0            0           0           0           0           (7)          0
              Units transferred                       0            0           0           0           0        6,351           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0           0           0        6,344           0
Beginning units                                       0            0           0           0           0        3,793           0
                                               ------------------------------------------------------------------------------------
Ending units                                          0            0           0           0           0       10,137           0
                                               ====================================================================================
Contracts With Total Expenses of 1.72%:
              Units sold                        205,263       26,048      42,777       3,652      30,365       30,218           0
              Units redeemed                     (8,681)        (760)       (671)         (1)       (291)         (98)          0
              Units transferred                  92,574        5,979      23,172       6,728      14,021        7,930           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        289,156       31,267      65,278      10,379      44,095       38,050           0
Beginning units                                     661            1           1           0         287          405           0
                                               ------------------------------------------------------------------------------------
Ending units                                    289,817       31,268      65,279      10,379      44,382       38,455           0
                                               ====================================================================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                        236,598       31,638      61,798      20,980      51,623      216,019      17,443
              Units redeemed                    (46,106)      (7,735)     (5,771)         (3)     (4,105)     (71,591)     (1,284)
              Units transferred                 407,226       23,858     135,253      26,941     128,649      230,268      22,079
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        597,718       47,761     191,280      47,918     176,167      374,696      38,238
Beginning units                                 173,820       36,591      36,798           0      55,059      112,804      24,902
                                               ------------------------------------------------------------------------------------
Ending units                                    771,538       84,352     228,078      47,918     231,226      487,500      63,140
                                               ====================================================================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                              0            0           0           0           0            0           0
              Units redeemed                          0            0           0           0           0            0           0
              Units transferred                       0            0           0           0           0            0           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0           0           0            0           0
Beginning units                                       0            0           0           0           0            0           0
                                               ------------------------------------------------------------------------------------
Ending units                                          0            0           0           0           0            0           0
                                               ====================================================================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                              0            0           0           0           0            0           0
              Units redeemed                          0            0           0           0           0            0           0
              Units transferred                       0            0           0           0           0            0           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0           0           0            0           0
Beginning units                                       0            0           0           0           0            0           0
                                               ------------------------------------------------------------------------------------
Ending units                                          0            0           0           0           0            0           0
                                               ====================================================================================
Contracts With Total Expenses of 1.80%:
              Units sold                              0            0           0           0           0        1,815           0
              Units redeemed                          0            0           0           0           0       (2,979)          0
              Units transferred                       0            0           0           0           0       20,045           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0           0           0       18,881           0
Beginning units                                       0            0           0           0           0        1,501           0
                                               ------------------------------------------------------------------------------------
Ending units                                          0            0           0           0           0       20,382           0
                                               ====================================================================================
Contracts With Total Expenses of 1.95%:
              Units sold                              0            0           0           0           0        4,969           0
              Units redeemed                          0            0           0           0           0           (1)          0
              Units transferred                       0            0           0           0           0            0           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0           0           0        4,968           0
Beginning units                                       0            0           0           0           0            3           0
                                               ------------------------------------------------------------------------------------
Ending units                                          0            0           0           0           0        4,971           0
                                               ====================================================================================
Contracts With Total Expenses of 1.97%:
              Units sold                         63,412        6,428      12,268         509      21,709       10,458           0
              Units redeemed                     (3,555)         (76)        (42)         (1)       (945)           0           0
              Units transferred                  25,763        2,536       5,967       3,754      10,283        5,996           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         85,620        8,888      18,193       4,262      31,047       16,454           0
Beginning units                                       1          502           1           0           1            3           0
                                               ------------------------------------------------------------------------------------
Ending units                                     85,621        9,390      18,194       4,262      31,048       16,457           0
                                               ====================================================================================

                                                Worldwide   Aggressive       Alliance      Blue Chip        Cash        Corporate
                                               High Income    Growth          Growth        Growth       Management       Bond
                                                Portfolio    Portfolio       Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 2)   (Class 3)(1)   (Class 3)(1)  (Class 3) (1)  (Class 3)(1)   (Class 3)(1)
                                               ---------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                               0            0             0             0              0             0
              Units redeemed                           0            0             0             0              0             0
              Units transferred                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0              0             0
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0            0             0             0              0             0
                                               ===============================================================================
Contracts With Total Expenses of 1.72%:
              Units sold                               0        1,559        19,202        49,616          6,285             0
              Units redeemed                           0            0           (16)         (228)        (1,132)            0
              Units transferred                        0            0           193       (46,287)        46,084         8,272
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0        1,559        19,379         3,101         51,237         8,272
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0        1,559        19,379         3,101         51,237         8,272
                                               ===============================================================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                          18,006          527         4,466            33         90,453         2,521
              Units redeemed                      (1,671)           0             0             0              0             0
              Units transferred                   (8,286)           0         1,003           336          4,397            42
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding           8,049          527         5,469           369         94,850         2,563
Beginning units                                   33,028            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                      41,077          527         5,469           369         94,850         2,563
                                               ===============================================================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                               0            0             0             0              0             0
              Units redeemed                           0            0             0             0              0             0
              Units transferred                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0              0             0
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0            0             0             0              0             0
                                               ===============================================================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                               0            0             0             0              0             0
              Units redeemed                           0            0             0             0              0             0
              Units transferred                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0              0             0
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0            0             0             0              0             0
                                               ===============================================================================
Contracts With Total Expenses of 1.80%:
              Units sold                               0            0             0             0              0             0
              Units redeemed                           0            0             0             0              0             0
              Units transferred                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0              0             0
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0            0             0             0              0             0
                                               ===============================================================================
Contracts With Total Expenses of 1.95%:
              Units sold                               0            0             0             0              0             0
              Units redeemed                           0            0             0             0              0             0
              Units transferred                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0              0             0
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0            0             0             0              0             0
                                               ===============================================================================
Contracts With Total Expenses of 1.97%:
              Units sold                               0        2,951         1,183           840         14,548         3,437
              Units redeemed                           0            0             0             0           (138)            0
              Units transferred                        0            0             9             0            112             0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0        2,951         1,192           840         14,522         3,437
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0        2,951         1,192           840         14,522         3,437
                                               ===============================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2002.


                                                                                            Federated
                                                 Davis        "Dogs" of      Emerging       American        Foreign        Global
                                             Venture Value   Wall Street      Markets        Leaders         Value          Bond
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1) (Class 3) (1)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.40%:
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (A):
              Units sold                          117,616         14,538          8,294         57,540        166,845         9,561
              Units redeemed                          (88)           (12)             0            (32)           (69)           (4)
              Units transferred                    14,116          4,308          4,327          2,868         19,319         5,470
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          131,644         18,834         12,621         60,376        186,095        15,027
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                      131,644         18,834         12,621         60,376        186,095        15,027
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (B):
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (C):
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (G):
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (H):
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (D):
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (E):
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================

                                                               Goldman                                                 International
                                                 Global         Sachs         Growth-         Growth       High-Yield   Diversified
                                               Equities        Research       Income      Opportunities      Bond         Equities
                                               Portfolio      Portfolio       Portfolio     Portfolio     Portfolio      Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1) (Class 3) (1)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.40%:
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (A):
              Units sold                            5,802         2,152        53,309         37,529         20,905        108,483
              Units redeemed                            0             0           (69)             0            (13)           (62)
              Units transferred                     2,168             1         5,320            797          3,407          9,605
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            7,970         2,153        58,560         38,326         24,299        118,026
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                        7,970         2,153        58,560         38,326         24,299        118,026
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (B):
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (C):
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (G):
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (H):
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (D):
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (E):
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================

                                                                                 MFS
                                             International                 Massachusetts       MFS
                                                Growth         Marsico       Investors       Mid-Cap
                                             & Income           Growth        Trust          Growth
                                              Portfolio       Portfolio      Portfolio      Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                             ----------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.40%:
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.52% (A):
              Units sold                          102,856         66,201         30,619        124,358
              Units redeemed                          (16)             0            (10)          (108)
              Units transferred                     4,155         10,432          3,649         14,528
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding          106,995         76,633         34,258        138,778
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                      106,995         76,633         34,258        138,778
                                             ==========================================================
Contracts With Total Expenses of 1.52% (B):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.52% (C):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.52% (G):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.52% (H):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.55% (D):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.55% (E):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================

                                                             Putnam
                                              MFS Total      Growth:        Real
                                                Return      Voyager      Estate
                                             Portfolio    Portfolio      Portfolio
                                            (Class 3) (1) (Class 3) (1)  (Class 3) (1)
                                            -----------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.40%:
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.52% (A):
              Units sold                         106,753        26,968      21,660
              Units redeemed                      (1,722)          (10)         (7)
              Units transferred                   19,074           686       1,629
                                            ---------------------------------------
Increase (decrease) in units outstanding         124,105        27,644      23,282
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                     124,105        27,644      23,282
                                            =======================================
Contracts With Total Expenses of 1.52% (B):
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.52% (C):
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.52% (G):
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.52% (H):
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.55% (D):
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.55% (E):
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2002.

                                                                                            Federated
                                                 Davis        "Dogs" of      Emerging       American        Foreign       Global
                                             Venture Value   Wall Street      Markets        Leaders         Value         Bond
                                                Portfolio     Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1) (Class 3) (1)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                                0              0              0              0              0           0
              Units redeemed                            0              0              0              0              0           0
              Units transferred                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0           0
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.72%:
              Units sold                           33,412          2,617          6,458            407         77,713       2,340
              Units redeemed                          (80)             0            (47)             0           (161)         (2)
              Units transferred                     1,928            (14)           (70)           312          3,606         (39)
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           35,260          2,603          6,341            719         81,158       2,299
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                       35,260          2,603          6,341            719         81,158       2,299
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                           23,047          5,259          1,872          6,918         11,210          90
              Units redeemed                           (2)           (10)             0             (4)             0           0
              Units transferred                     2,288          2,508            (40)           410          1,004           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           25,333          7,757          1,832          7,324         12,214          90
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                       25,333          7,757          1,832          7,324         12,214          90
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                                0              0              0              0              0           0
              Units redeemed                            0              0              0              0              0           0
              Units transferred                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0           0
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                                0              0              0              0              0           0
              Units redeemed                            0              0              0              0              0           0
              Units transferred                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0           0
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
              Units sold                                0              0              0              0              0           0
              Units redeemed                            0              0              0              0              0           0
              Units transferred                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0           0
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
              Units sold                                0              0              0              0              0           0
              Units redeemed                            0              0              0              0              0           0
              Units transferred                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0           0
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.97%:
              Units sold                            5,060          1,182            676             13          6,650         254
              Units redeemed                            0              0              0              0              0           0
              Units transferred                         1              0              0              0            (10)          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            5,061          1,182            676             13          6,640         254
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                        5,061          1,182            676             13          6,640         254
                                             =======================================================================================

                                                               Goldman                                                 International
                                                Global          Sachs         Growth-        Growth       High-Yield    Diversified
                                               Equities       Research        Income      Opportunities      Bond        Equities
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio    Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1) (Class 3) (1)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                                0              0              0               0             0             0
              Units redeemed                            0              0              0               0             0             0
              Units transferred                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0               0             0             0
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0               0             0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.72%:
              Units sold                            1,094          5,098          4,079           1,606        83,204        66,662
              Units redeemed                           (2)            (1)            (2)              0           (20)          (65)
              Units transferred                        41         (4,855)          (442)             32         1,096         1,816
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            1,133            242          3,635           1,638        84,280        68,413
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                        1,133            242          3,635           1,638        84,280        68,413
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                               13              0            617          14,757         5,719        12,049
              Units redeemed                            0              0              0             (14)            0             0
              Units transferred                         0              0            260           2,060            36         1,563
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               13              0            877          16,803         5,755        13,612
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                           13              0            877          16,803         5,755        13,612
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                                0              0              0               0             0             0
              Units redeemed                            0              0              0               0             0             0
              Units transferred                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0               0             0             0
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0               0             0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                                0              0              0               0             0             0
              Units redeemed                            0              0              0               0             0             0
              Units transferred                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0               0             0             0
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0               0             0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
              Units sold                                0              0              0               0             0             0
              Units redeemed                            0              0              0               0             0             0
              Units transferred                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0               0             0             0
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0               0             0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
              Units sold                                0              0              0               0             0             0
              Units redeemed                            0              0              0               0             0             0
              Units transferred                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0               0             0             0
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0               0             0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.97%:
              Units sold                              127            319          4,968              46         1,431        10,147
              Units redeemed                            0              0              0               0             0             0
              Units transferred                         0              0             92               0             0           (30)
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              127            319          5,060              46         1,431        10,117
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                          127            319          5,060              46         1,431        10,117
                                             =======================================================================================

                                                                                MFS
                                             International                 Massachusetts       MFS
                                                 Growth        Marsico      Investors        Mid-Cap
                                               & Income         Growth        Trust          Growth
                                               Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                             ----------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.72%:
              Units sold                            2,045             13         15,045         54,756
              Units redeemed                         (100)             0            (23)           (36)
              Units transferred                       939              0            821          1,172
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding            2,884             13         15,843         55,892
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                        2,884             13         15,843         55,892
                                             ==========================================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                            1,312         17,819          2,270         13,175
              Units redeemed                            0            (18)             0              0
              Units transferred                       410          4,336            103          1,573
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding            1,722         22,137          2,373         14,748
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                        1,722         22,137          2,373         14,748
                                             ==========================================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.80%:
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.95%:
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.97%:
              Units sold                            3,716          3,197          1,053          3,851
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              5             16
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding            3,716          3,197          1,058          3,867
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                        3,716          3,197          1,058          3,867
                                             ==========================================================

                                                              Putnam
                                               MFS Total      Growth:         Real
                                                Return       Voyager         Estate
                                               Portfolio     Portfolio      Portfolio
                                             (Class 3) (1) (Class 3) (1)  (Class 3) (1)
                                             ------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                                0              0             0
              Units redeemed                            0              0             0
              Units transferred                         0              0             0
                                             ------------------------------------------
Increase (decrease) in units outstanding                0              0             0
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                            0              0             0
                                             ==========================================
Contracts With Total Expenses of 1.72%:
              Units sold                           16,073            388         4,328
              Units redeemed                          (62)             0           (24)
              Units transferred                    20,345             58           726
                                             ------------------------------------------
Increase (decrease) in units outstanding           36,356            446         5,030
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                       36,356            446         5,030
                                             ==========================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                           13,461          3,093         4,304
              Units redeemed                          (20)            (3)           (8)
              Units transferred                     4,053            548         1,073
                                             ------------------------------------------
Increase (decrease) in units outstanding           17,494          3,638         5,369
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                       17,494          3,638         5,369
                                             ==========================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                                0              0             0
              Units redeemed                            0              0             0
              Units transferred                         0              0             0
                                             ------------------------------------------
Increase (decrease) in units outstanding                0              0             0
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                            0              0             0
                                             ==========================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                                0              0             0
              Units redeemed                            0              0             0
              Units transferred                         0              0             0
                                             ------------------------------------------
Increase (decrease) in units outstanding                0              0             0
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                            0              0             0
                                             ==========================================
Contracts With Total Expenses of 1.80%:
              Units sold                                0              0             0
              Units redeemed                            0              0             0
              Units transferred                         0              0             0
                                             ------------------------------------------
Increase (decrease) in units outstanding                0              0             0
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                            0              0             0
                                             ==========================================
Contracts With Total Expenses of 1.95%:
              Units sold                                0              0             0
              Units redeemed                            0              0             0
              Units transferred                         0              0             0
                                             ------------------------------------------
Increase (decrease) in units outstanding                0              0             0
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                            0              0             0
                                             ==========================================
Contracts With Total Expenses of 1.97%:
              Units sold                            3,411             11         2,475
              Units redeemed                            0              0             0
              Units transferred                         0              0          (115)
                                             ------------------------------------------
Increase (decrease) in units outstanding            3,411             11         2,360
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                        3,411             11         2,360
                                             ==========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from September 30, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                              Small & Mid    SunAmerica                      Telecom       Worldwide
                                               Cap Value      Balanced      Technology       Utility      High Income    Comstock
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio    Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (3)  (Class 3) (3)  (Class II)
                                             -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                   0               0              0          0              0                0
         Units redeemed                               0               0              0          0              0                0
         Units transferred                            0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0                0
Beginning units                                       0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0                0
                                             =====================================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                   0               0              0          0              0                0
         Units redeemed                               0               0              0          0              0                0
         Units transferred                            0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0                0
Beginning units                                       0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0                0
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (A):
         Units sold                             107,050           8,927         86,564         12              7          775,217
         Units redeemed                             (20)            (10)          (209)         0              0          (32,155)
         Units transferred                       11,365             717         34,697          1              1          867,846
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        118,395           9,634        121,052         13              8        1,610,908
Beginning units                                       0               0              0          0              0           64,170
                                             -------------------------------------------------------------------------------------
Ending units                                    118,395           9,634        121,052         13              8        1,675,078
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (B):
         Units sold                                   0               0              0          0              0                0
         Units redeemed                               0               0              0          0              0                0
         Units transferred                            0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0                0
Beginning units                                       0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0                0
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (C):
         Units sold                                   0               0              0          0              0          123,623
         Units redeemed                               0               0              0          0              0             (887)
         Units transferred                            0               0              0          0              0           53,781
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0          176,517
Beginning units                                       0               0              0          0              0            1,687
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0          178,204
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (G):
         Units sold                                   0               0              0          0              0          315,947
         Units redeemed                               0               0              0          0              0         (257,755)
         Units transferred                            0               0              0          0              0        4,816,359
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0        4,874,551
Beginning units                                       0               0              0          0              0          664,336
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0        5,538,887
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (H):
         Units sold                                   0               0              0          0              0           15,115
         Units redeemed                               0               0              0          0              0                0
         Units transferred                            0               0              0          0              0              119
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0           15,234
Beginning units                                       0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0           15,234
                                             =====================================================================================
Contracts With Total Expenses of 1.55% (D):
         Units sold                                   0               0              0          0              0                0
         Units redeemed                               0               0              0          0              0                0
         Units transferred                            0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0                0
Beginning units                                       0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0                0
                                             =====================================================================================
Contracts With Total Expenses of 1.55% (E):
         Units sold                                   0               0              0          0              0           47,476
         Units redeemed                               0               0              0          0              0           (1,675)
         Units transferred                            0               0              0          0              0               83
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0           45,884
Beginning units                                       0               0              0          0              0              917
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0           46,801
                                             =====================================================================================

                                              Emerging   Growth and               Conservative  Conservative    Equity    Flexible
                                               Growth      Income      Balanced     Balanced      Growth        Income     Income
                                              Portfolio   Portfolio   Portfolio    Portfolio     Portfolio       Fund    Portfolio
                                             (Class II)  (Class II)   (Class 1)    (Class 1)     (Class 1)    (Class 1)  (Class 1)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                  0            0           0            0             0            0          0
         Units redeemed                              0            0           0            0             0            0          0
         Units transferred                           0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0           0            0             0            0          0
Beginning units                                      0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0            0           0            0             0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                  0            0     768,471       47,625       297,086      226,501    118,799
         Units redeemed                              0            0    (172,198)      (8,145)     (100,970)     (47,934)   (73,834)
         Units transferred                           0            0   2,462,124      439,889     1,160,793      780,163    911,286
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0   3,058,397      479,369     1,356,909      958,730    956,251
Beginning units                                      0            0     393,878       99,398       217,903      109,250    186,817
                                             --------------------------------------------------------------------------------------
Ending units                                         0            0   3,452,275      578,767     1,574,812    1,067,980  1,143,068
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (A):
         Units sold                            310,265      661,422     576,499            0       276,686            0          0
         Units redeemed                         (7,733)     (23,411)    (21,123)           0       (38,923)           0          0
         Units transferred                     162,208      345,460     476,903            0       534,573            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       464,740      983,471   1,032,279            0       772,336            0          0
Beginning units                                 19,408       12,511     125,651            0       107,894            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                   484,148      995,982   1,157,930            0       880,230            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (B):
         Units sold                                  0            0           0            0             0            0          0
         Units redeemed                              0            0           0            0             0            0          0
         Units transferred                           0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0           0            0             0            0          0
Beginning units                                      0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0            0           0            0             0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (C):
         Units sold                             35,416       36,486           0            0             0            0          0
         Units redeemed                           (128)        (626)          0            0             0            0          0
         Units transferred                      22,437       30,438           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        57,725       66,298           0            0             0            0          0
Beginning units                                    836            1           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                    58,561       66,299           0            0             0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (G):
         Units sold                             66,039      197,845           0            0             0            0          0
         Units redeemed                        (30,627)    (197,296)          0            0             0            0          0
         Units transferred                     553,720    4,298,540           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       589,132    4,299,089           0            0             0            0          0
Beginning units                                125,556      242,732           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                   714,688    4,541,821           0            0             0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (H):
         Units sold                              1,575       14,815           0            0             0            0          0
         Units redeemed                              0            0           0            0             0            0          0
         Units transferred                         136          281           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         1,711       15,096           0            0             0            0          0
Beginning units                                      0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                     1,711       15,096           0            0             0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (D):
         Units sold                                  0            0     229,976        6,538       110,837       37,788     68,457
         Units redeemed                              0            0     (88,050)      (3,861)      (29,769)      (4,029)   (12,984)
         Units transferred                           0            0   1,195,770      177,355       753,650      155,631    335,549
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0   1,337,696      180,032       834,718      189,390    391,022
Beginning units                                      0            0     175,176       20,605       145,248       28,531     55,098
                                             --------------------------------------------------------------------------------------
Ending units                                         0            0   1,512,872      200,637       979,966      217,921    446,120
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (E):
         Units sold                                  0            0           0            0             0            0          0
         Units redeemed                              0            0           0            0             0            0          0
         Units transferred                           0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0           0            0             0            0          0
Beginning units                                      0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0            0           0            0             0            0          0
                                             ======================================================================================

                                                          Growth              International   Mid Cap     Money
                                               Growth   & Income    Income       Growth        Stock     Market
                                                Fund      Fund       Fund         Fund          Fund      Fund
                                             (Class 1)  (Class 1)  (Class 1)    (Class 1)    (Class 1)  (Class 1)
                                             --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                            21,389     58,459     43,539       7,461        42,087     47,925
         Units redeemed                        (7,527)   (11,244)   (10,119)         (2)       (9,894)   (34,224)
         Units transferred                     77,919    226,923    402,940       2,156        83,035    509,163
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding       91,781    274,138    436,360       9,615       115,228    522,864
Beginning units                                27,301     83,275     72,090         909        27,209     46,507
                                             --------------------------------------------------------------------
Ending units                                  119,082    357,413    508,450      10,524       142,437    569,371
                                             ====================================================================
Contracts With Total Expenses of 1.52% (A):
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================
Contracts With Total Expenses of 1.52% (B):
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================
Contracts With Total Expenses of 1.52% (C):
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================
Contracts With Total Expenses of 1.52% (G):
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================
Contracts With Total Expenses of 1.52% (H):
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================
Contracts With Total Expenses of 1.55% (D):
         Units sold                            11,467     19,253     28,598           0         3,868        520
         Units redeemed                        (1,019)    (4,656)    (4,062)       (350)       (2,757)   (30,136)
         Units transferred                     21,292    137,497     86,268       1,840        30,117    113,354
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding       31,740    152,094    110,804       1,490        31,228     83,738
Beginning units                                 8,675     26,016     13,828       4,390         9,532     21,347
                                             --------------------------------------------------------------------
Ending units                                   40,415    178,110    124,632       5,880        40,760    105,085
                                             ====================================================================
Contracts With Total Expenses of 1.55% (E):
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from September 30, 2002 (inception) to December 31, 2002.

(3)  For the period from November 11, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                              Small & Mid    SunAmerica                      Telecom       Worldwide
                                               Cap Value      Balanced       Technology      Utility      High Income    Comstock
                                               Portfolio     Portfolio       Portfolio      Portfolio      Portfolio    Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (3)  (Class 3) (3)  (Class II)
                                             -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                  0              0              0             0            0            8,505
         Units redeemed                              0              0              0             0            0              (40)
         Units transferred                           0              0              0             0            0           13,808
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0             0            0           22,273
Beginning units                                      0              0              0             0            0              663
                                             -------------------------------------------------------------------------------------
Ending units                                         0              0              0             0            0           22,936
                                             =====================================================================================
Contracts With Total Expenses of 1.72%:
         Units sold                             34,862          1,125          3,322            12            7          186,649
         Units redeemed                            (83)           (20)            (3)            0            0          (13,230)
         Units transferred                         600          1,042         (1,964)            0            0           75,616
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        35,379          2,147          1,355            12            7          249,035
Beginning units                                      0              0              0             0            0            1,819
                                             -------------------------------------------------------------------------------------
Ending units                                    35,379          2,147          1,355            12            7          250,854
                                             =====================================================================================
Contracts With Total Expenses of 1.77% (F):
         Units sold                              8,295         12,449         20,700             0            0          182,074
         Units redeemed                              0             (7)             0             0            0           (5,812)
         Units transferred                       2,059            (40)             0             0            0          231,651
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        10,354         12,402         20,700             0            0          407,913
Beginning units                                      0              0              0             0            0           35,605
                                             -------------------------------------------------------------------------------------
Ending units                                    10,354         12,402         20,700             0            0          443,518
                                             =====================================================================================
Contracts With Total Expenses of 1.77% (B):
         Units sold                                  0              0              0             0            0                0
         Units redeemed                              0              0              0             0            0                0
         Units transferred                           0              0              0             0            0                0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0             0            0                0
Beginning units                                      0              0              0             0            0                0
                                             -------------------------------------------------------------------------------------
Ending units                                         0              0              0             0            0                0
                                             =====================================================================================
Contracts With Total Expenses of 1.77% (G):
         Units sold                                  0              0              0             0            0           28,195
         Units redeemed                              0              0              0             0            0          (25,752)
         Units transferred                           0              0              0             0            0          148,955
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0             0            0          151,398
Beginning units                                      0              0              0             0            0           10,966
                                             -------------------------------------------------------------------------------------
Ending units                                         0              0              0             0            0          162,364
                                             =====================================================================================
Contracts With Total Expenses of 1.80%:
         Units sold                                  0              0              0             0            0                0
         Units redeemed                              0              0              0             0            0                0
         Units transferred                           0              0              0             0            0                0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0             0            0                0
Beginning units                                      0              0              0             0            0                0
                                             -------------------------------------------------------------------------------------
Ending units                                         0              0              0             0            0                0
                                             =====================================================================================
Contracts With Total Expenses of 1.95%:
         Units sold                                  0              0              0             0            0           25,091
         Units redeemed                              0              0              0             0            0               (3)
         Units transferred                           0              0              0             0            0           56,914
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0             0            0           82,002
Beginning units                                      0              0              0             0            0            6,737
                                             -------------------------------------------------------------------------------------
Ending units                                         0              0              0             0            0           88,739
                                             =====================================================================================
Contracts With Total Expenses of 1.97%:
         Units sold                             11,431            904          4,246            12            7           93,375
         Units redeemed                              0              0              0             0            0           (6,943)
         Units transferred                        (135)             0              0             0            0           16,840
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        11,296            904          4,246            12            7          103,272
Beginning units                                      0              0              0             0            0                1
                                             -------------------------------------------------------------------------------------
Ending units                                    11,296            904          4,246            12            7          103,273
                                             =====================================================================================

                                              Emerging   Growth and               Conservative  Conservative   Equity      Flexible
                                               Growth      Income     Balanced      Balanced      Growth       Income       Income
                                             Portfolio   Portfolio    Portfolio    Portfolio     Portfolio      Fund      Portfolio
                                             (Class II)  (Class II)   (Class 1)    (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                 0           0             0           0               0          0           0
         Units redeemed                             0           0             0           0               0          0           0
         Units transferred                          0           0             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0             0           0               0          0           0
Beginning units                                     0           0             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                        0           0             0           0               0          0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.72%:
         Units sold                            78,976     148,274             0           0               0          0           0
         Units redeemed                        (6,115)     (2,244)            0           0               0          0           0
         Units transferred                     28,220      42,299             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding      101,081     188,329             0           0               0          0           0
Beginning units                                   132         271             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                  101,213     188,600             0           0               0          0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (F):
         Units sold                            69,746     109,734       133,069           0          67,288          0           0
         Units redeemed                        (2,136)    (17,532)      (53,175)          0         (22,997)         0           0
         Units transferred                     47,856     117,459       109,724           0          65,469          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding      115,466     209,661       189,618           0         109,760          0           0
Beginning units                                 5,379       8,176        27,799           0          42,760          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                  120,845     217,837       217,417           0         152,520          0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (B):
         Units sold                                 0           0             0           0               0          0           0
         Units redeemed                             0           0             0           0               0          0           0
         Units transferred                          0           0             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0             0           0               0          0           0
Beginning units                                     0           0             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                        0           0             0           0               0          0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (G):
         Units sold                            11,052      21,313             0           0               0          0           0
         Units redeemed                        (1,080)     (1,418)            0           0               0          0           0
         Units transferred                     32,291      80,790             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       42,263     100,685             0           0               0          0           0
Beginning units                                 1,065       6,733             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                   43,328     107,418             0           0               0          0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.80%:
         Units sold                                 0           0       383,707       1,689         166,988     51,257      60,798
         Units redeemed                             0           0      (201,553)     (7,378)        (30,606)   (13,683)   (117,167)
         Units transferred                          0           0     1,359,707     194,468         754,438    284,618     429,214
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0     1,541,861     188,779         890,820    322,192     372,845
Beginning units                                     0           0       425,063      23,679         180,433     58,313     121,877
                                             --------------------------------------------------------------------------------------
Ending units                                        0           0     1,966,924     212,458       1,071,253    380,505     494,722
                                             ======================================================================================
Contracts With Total Expenses of 1.95%:
         Units sold                                 0           0             0           0               0          0           0
         Units redeemed                             0           0             0           0               0          0           0
         Units transferred                          0           0             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0             0           0               0          0           0
Beginning units                                     0           0             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                        0           0             0           0               0          0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.97%:
         Units sold                            14,098      32,268             0           0               0          0           0
         Units redeemed                          (208)       (221)            0           0               0          0           0
         Units transferred                      7,130      14,302             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       21,020      46,349             0           0               0          0           0
Beginning units                                     1           1             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                   21,021      46,350             0           0               0          0           0
                                             ======================================================================================

                                                         Growth               International   Mid Cap     Money
                                              Growth    & Income    Income       Growth        Stock      Market
                                               Fund       Fund       Fund         Fund         Fund        Fund
                                             (Class 1)  (Class 1)  (Class 1)    (Class 1)    (Class 1)  (Class 1)
                                             --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================
Contracts With Total Expenses of 1.72%:
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================
Contracts With Total Expenses of 1.77% (F):
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================
Contracts With Total Expenses of 1.77% (B):
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================
Contracts With Total Expenses of 1.77% (G):
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================
Contracts With Total Expenses of 1.80%:
         Units sold                           10,360     15,181      8,534          516        5,619     11,000
         Units redeemed                       (2,116)   (13,811)    (1,559)         (99)      (5,356)    (5,281)
         Units transferred                    24,388    130,159    171,031        8,481       56,434     32,919
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding      32,632    131,529    178,006        8,898       56,697     38,638
Beginning units                                5,665     57,082     46,356          175       22,411     10,619
                                             -------------------------------------------------------------------
Ending units                                  38,297    188,611    224,362        9,073       79,108     49,257
                                             ===================================================================
Contracts With Total Expenses of 1.95%:
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================
Contracts With Total Expenses of 1.97%:
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from September 30, 2002 (inception) to December 31, 2002.

(3)  For the period from November 11, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                             Short Term  Small Cap  Strategic        U.S.       West Coast             Conservative
                                               Income      Stock     Growth       Government      Equity    Balanced     Balanced
                                              Portfolio  Portfolio  Portfolio  Securities Fund     Fund     Portfolio    Portfolio
                                              (Class 1)  (Class 1)  (Class 1)     (Class 1)     (Class 1)   (Class 2)    (Class 2)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                  0          0          0              0            0            0          0
         Units redeemed                              0          0          0              0            0            0          0
         Units transferred                           0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0          0              0            0            0          0
Beginning units                                      0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0          0              0            0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                             30,671     25,511    112,827        128,244      158,545            0          0
         Units redeemed                         (3,557)    (3,300)    (7,292)       (95,972)     (16,150)           0          0
         Units transferred                     138,786     48,755    145,720      1,272,369      293,807            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       165,900     70,966    251,255      1,304,641      436,202            0          0
Beginning units                                  4,605     14,716     43,009        123,734       29,204            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                   170,505     85,682    294,264      1,428,375      465,406            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (A):
         Units sold                                  0          0     86,824              0            0       94,804          0
         Units redeemed                              0          0     (4,230)             0            0          (47)         0
         Units transferred                           0          0    117,811              0            0        1,554          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0    200,405              0            0       96,311          0
Beginning units                                      0          0     18,868              0            0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0    219,273              0            0       96,311          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (B):
         Units sold                                  0          0          0              0            0            0          0
         Units redeemed                              0          0          0              0            0            0          0
         Units transferred                           0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0          0              0            0            0          0
Beginning units                                      0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0          0              0            0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (C):
         Units sold                                  0          0          0              0            0            0          0
         Units redeemed                              0          0          0              0            0            0          0
         Units transferred                           0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0          0              0            0            0          0
Beginning units                                      0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0          0              0            0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (G):
         Units sold                                  0          0          0              0            0            0          0
         Units redeemed                              0          0          0              0            0            0          0
         Units transferred                           0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0          0              0            0            0          0
Beginning units                                      0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0          0              0            0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (H):
         Units sold                                  0          0          0              0            0            0          0
         Units redeemed                              0          0          0              0            0            0          0
         Units transferred                           0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0          0              0            0            0          0
Beginning units                                      0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0          0              0            0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (D):
         Units sold                             11,951          0     29,060         62,019       15,058            0          0
         Units redeemed                        (20,757)       (59)    (2,491)       (35,513)      (2,226)           0          0
         Units transferred                      38,498      5,546    117,466        235,297       72,732            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        29,692      5,487    144,035        261,803       85,564            0          0
Beginning units                                  4,057        755     12,378         82,155       24,678            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                    33,749      6,242    156,413        343,958      110,242            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (E):
         Units sold                                  0          0          0              0            0      574,685     38,732
         Units redeemed                              0          0          0              0            0      (82,490)    (6,497)
         Units transferred                           0          0          0              0            0    1,646,569    150,874
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0          0              0            0    2,138,764    183,109
Beginning units                                      0          0          0              0            0       93,859     36,105
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0          0              0            0    2,232,623    219,214
                                             ======================================================================================

                                             Conservative   Equity    Flexible                 Growth               International
                                                 Growth     Income     Income      Growth    & Income     Income       Growth
                                               Portfolio     Fund     Portfolio     Fund        Fund       Fund         Fund
                                               (Class 2)   (Class 2)  (Class 2)   (Class 2)  (Class 2)   (Class 2)    (Class 2)
                                             ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.52% (A):
         Units sold                              22,989           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                        3,106           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         26,095           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                     26,095           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.52% (B):
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.52% (C):
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.52% (G):
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.52% (H):
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.55% (D):
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.55% (E):
         Units sold                             297,033     201,040      58,375     10,920     18,552     108,754        6,483
         Units redeemed                         (31,624)    (20,096)    (38,564)    (4,933)   (10,551)    (30,261)           0
         Units transferred                      635,984     431,066   1,072,641     54,728    138,421     782,890        9,041
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        901,393     612,010   1,092,452     60,715    146,422     861,383       15,524
Beginning units                                  57,379      40,294      23,092      3,394      4,551      16,374            2
                                             ------------------------------------------------------------------------------------
Ending units                                    958,772     652,304   1,115,544     64,109    150,973     877,757       15,526
                                             ====================================================================================

                                              Mid Cap    Money     Short Term  Small Cap   Strategic
                                               Stock     Market      Income      Stock       Growth
                                               Fund       Fund     Portfolio   Portfolio   Portfolio
                                             (Class 2)  (Class 2)  (Class 2)   (Class 2)   (Class 2)
                                             -------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.52% (A):
         Units sold                                 0          0           0           0      32,913
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0       1,414
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0      34,327
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0      34,327
                                             ========================================================
Contracts With Total Expenses of 1.52% (B):
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.52% (C):
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.52% (G):
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.52% (H):
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.55% (D):
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.55% (E):
         Units sold                            10,516     15,404      57,393       8,595      75,631
         Units redeemed                        (2,080)   (46,740)     (2,602)     (2,325)     (6,609)
         Units transferred                     51,846    621,633     106,686      22,416     118,761
                                             --------------------------------------------------------
Increase (decrease) in units outstanding       60,282    590,297     161,477      28,686     187,783
Beginning units                                 4,582     21,359       2,421       3,287       9,248
                                             --------------------------------------------------------
Ending units                                   64,864    611,656     163,898      31,973     197,031
                                             ========================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

    For the year ended December 31, 2002.

                                             Short Term  Small Cap  Strategic       U.S.        West Coast            Conservative
                                               Income      Stock     Growth      Government      Equity     Balanced    Balanced
                                              Portfolio  Portfolio  Portfolio  Securities Fund    Fund      Portfolio   Portfolio
                                              (Class 1)  (Class 1)  (Class 1)     (Class 1)     (Class 1)   (Class 2)   (Class 2)
                                             -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0          0          0                0           0    267,107       22,687
     Units redeemed                                   0          0          0                0           0    (18,627)      (1,602)
     Units transferred                                0          0          0                0           0  1,240,136      102,576
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0                0           0  1,488,616      123,661
Beginning units                                       0          0          0                0           0     81,902            2
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0          0                0           0  1,570,518      123,663
                                             =====================================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                       0          0          0                0           0          0            0
     Units redeemed                                   0          0          0                0           0          0            0
     Units transferred                                0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0                0           0          0            0
Beginning units                                       0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0          0                0           0          0            0
                                             =====================================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                       0          0     11,554                0           0     13,481            0
     Units redeemed                                   0          0     (1,990)               0           0          0            0
     Units transferred                                0          0     72,763                0           0        157            0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0     82,327                0           0     13,638            0
Beginning units                                       0          0     36,506                0           0          0            0
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0    118,833                0           0     13,638            0
                                             =====================================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                       0          0          0                0           0          0            0
     Units redeemed                                   0          0          0                0           0          0            0
     Units transferred                                0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0                0           0          0            0
Beginning units                                       0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0          0                0           0          0            0
                                             =====================================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                       0          0          0                0           0          0            0
     Units redeemed                                   0          0          0                0           0          0            0
     Units transferred                                0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0                0           0          0            0
Beginning units                                       0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0          0                0           0          0            0
                                             =====================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                     440      3,917     37,574           49,352      18,127          0            0
     Units redeemed                              (2,852)    (1,423)    (1,603)         (21,710)     (6,341)         0            0
     Units transferred                          116,140     26,926     65,649          344,705     129,562          0            0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        113,728     29,420    101,620          372,347     141,348          0            0
Beginning units                                  11,940      3,471     27,642           74,564      36,362          0            0
                                             -------------------------------------------------------------------------------------
Ending units                                    125,668     32,891    129,262          446,911     177,710          0            0
                                             =====================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                       0          0          0                0           0    235,544        3,722
     Units redeemed                                   0          0          0                0           0    (77,298)         (73)
     Units transferred                                0          0          0                0           0    356,731       45,600
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0                0           0    514,977       49,249
Beginning units                                       0          0          0                0           0     16,660          818
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0          0                0           0    531,637       50,067
                                             =====================================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                       0          0          0                0           0          0            0
     Units redeemed                                   0          0          0                0           0          0            0
     Units transferred                                0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0                0           0          0            0
Beginning units                                       0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0          0                0           0          0            0
                                             =====================================================================================

                                             Conservative   Equity     Flexible               Growth               International
                                                Growth      Income      Income    Growth     & Income    Income        Growth
                                              Portfolio      Fund     Portfolio    Fund        Fund       Fund          Fund
                                              (Class 2)    (Class 2)  (Class 2)  (Class 2)   (Class 2)  (Class 2)    (Class 2)
                                             -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                   150,695      4,138     51,810       7,134        418     17,805          1,305
     Units redeemed                               (10,900)      (312)      (591)     (1,687)    (2,368)    (1,449)             0
     Units transferred                            406,161     66,876     56,674      37,020     43,095    137,458           (296)
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding          545,956     70,702    107,893      42,467     41,145    153,814          1,009
Beginning units                                    66,343      3,684      4,220         965          2     18,278              2
                                             -----------------------------------------------------------------------------------
Ending units                                      612,299     74,386    112,113      43,432     41,147    172,092          1,011
                                             ===================================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                         0          0          0           0          0          0              0
     Units redeemed                                     0          0          0           0          0          0              0
     Units transferred                                  0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0          0           0          0          0              0
Beginning units                                         0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Ending units                                            0          0          0           0          0          0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                     4,569          0          0           0          0          0              0
     Units redeemed                                     0          0          0           0          0          0              0
     Units transferred                                  0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            4,569          0          0           0          0          0              0
Beginning units                                         0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Ending units                                        4,569          0          0           0          0          0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                         0          0          0           0          0          0              0
     Units redeemed                                     0          0          0           0          0          0              0
     Units transferred                                  0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0          0           0          0          0              0
Beginning units                                         0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Ending units                                            0          0          0           0          0          0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                         0          0          0           0          0          0              0
     Units redeemed                                     0          0          0           0          0          0              0
     Units transferred                                  0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0          0           0          0          0              0
Beginning units                                         0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Ending units                                            0          0          0           0          0          0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                         0          0          0           0          0          0              0
     Units redeemed                                     0          0          0           0          0          0              0
     Units transferred                                  0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0          0           0          0          0              0
Beginning units                                         0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Ending units                                            0          0          0           0          0          0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                   193,472     66,888     35,450       9,614     18,172     76,726          7,951
     Units redeemed                                (7,998)    (1,418)    (2,362)       (255)      (192)    (2,208)          (200)
     Units transferred                            307,267    185,607    134,546      11,460     55,353    171,630            435
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding          492,741    251,077    167,634      20,819     73,333    246,148          8,186
Beginning units                                    18,040     13,192        536          41     13,991     28,322              2
                                             -----------------------------------------------------------------------------------
Ending units                                      510,781    264,269    168,170      20,860     87,324    274,470          8,188
                                             ===================================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                         0          0          0           0          0          0              0
     Units redeemed                                     0          0          0           0          0          0              0
     Units transferred                                  0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0          0           0          0          0              0
Beginning units                                         0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Ending units                                            0          0          0           0          0          0              0
                                             ===================================================================================

                                              Mid Cap      Money      Short Term    Small Cap     Strategic
                                               Stock       Market       Income        Stock        Growth
                                               Fund         Fund      Portfolio     Portfolio     Portfolio
                                             (Class 2)   (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                             --------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                  2,300           0          2,280        1,932       22,571
     Units redeemed                                  0        (418)           (29)      (1,203)        (404)
     Units transferred                           6,189     167,904          1,061       19,263       30,632
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding         8,489     167,486          3,312       19,992       52,799
Beginning units                                      2       6,135            850        1,204       26,020
                                             --------------------------------------------------------------
Ending units                                     8,491     173,621          4,162       21,196       78,819
                                             ==============================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                      0           0              0            0            0
     Units redeemed                                  0           0              0            0            0
     Units transferred                               0           0              0            0            0
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding             0           0              0            0            0
Beginning units                                      0           0              0            0            0
                                             --------------------------------------------------------------
Ending units                                         0           0              0            0            0
                                             ==============================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                      0           0              0            0           24
     Units redeemed                                  0           0              0            0            0
     Units transferred                               0           0              0            0            0
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding             0           0              0            0           24
Beginning units                                      0           0              0            0            0
                                             --------------------------------------------------------------
Ending units                                         0           0              0            0           24
                                             ==============================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                      0           0              0            0            0
     Units redeemed                                  0           0              0            0            0
     Units transferred                               0           0              0            0            0
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding             0           0              0            0            0
Beginning units                                      0           0              0            0            0
                                             --------------------------------------------------------------
Ending units                                         0           0              0            0            0
                                             ==============================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                      0           0              0            0            0
     Units redeemed                                  0           0              0            0            0
     Units transferred                               0           0              0            0            0
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding             0           0              0            0            0
Beginning units                                      0           0              0            0            0
                                             --------------------------------------------------------------
Ending units                                         0           0              0            0            0
                                             ==============================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                      0           0              0            0            0
     Units redeemed                                  0           0              0            0            0
     Units transferred                               0           0              0            0            0
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding             0           0              0            0            0
Beginning units                                      0           0              0            0            0
                                             --------------------------------------------------------------
Ending units                                         0           0              0            0            0
                                             ==============================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                 19,365           0         12,277        3,622       10,474
     Units redeemed                             (1,046)         (3)          (240)          (1)        (311)
     Units transferred                          23,179      21,417         12,156        3,996       16,993
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding        41,498      21,414         24,193        7,617       27,156
Beginning units                                    940       5,174            114            2        1,123
                                             --------------------------------------------------------------
Ending units                                    42,438      26,588         24,307        7,619       28,279
                                             ==============================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                      0           0              0            0            0
     Units redeemed                                  0           0              0            0            0
     Units transferred                               0           0              0            0            0
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding             0           0              0            0            0
Beginning units                                      0           0              0            0            0
                                             --------------------------------------------------------------
Ending units                                         0           0              0            0            0
                                             ==============================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

     For the year ended December 31, 2002.

                                                                           Nations     Nations    Nations     Nations     Marsico
                                                  U.S.        West Coast    Asset      Capital  High Yield International  Focused
                                               Government      Equity     Allocation   Growth      Bond        Value     Equities
                                             Securities Fund    Fund      Portfolio   Portfolio Portfolio     Portfolio  Portfolio
                                                (Class 2)     (Class 2)   (Class B)   (Class B) (Class B)     (Class B)  (Class B)
                                             -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                            0           0           0          0          0             0         0
     Units redeemed                                        0           0           0          0          0             0         0
     Units transferred                                     0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0          0             0         0
Beginning units                                            0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0          0             0         0
                                             =====================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                            0           0           0          0          0             0         0
     Units redeemed                                        0           0           0          0          0             0         0
     Units transferred                                     0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0          0             0         0
Beginning units                                            0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0          0             0         0
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                            0           0           0          0      4,034             0    11,345
     Units redeemed                                        0           0           0          0          0             0         0
     Units transferred                                     0           0           0          0          0             0        (1)
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0      4,034             0    11,344
Beginning units                                            0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0      4,034             0    11,344
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                            0           0       8,780        761     27,020        37,044    82,482
     Units redeemed                                        0           0      (1,396)    (1,237)    (4,803)       (9,742)   (8,502)
     Units transferred                                     0           0      13,927     18,175     73,857        87,846   131,241
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0      21,311     17,699     96,074       115,148   205,221
Beginning units                                            0           0       4,265     13,990     79,077       108,216   110,281
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0      25,576     31,689    175,151       223,364   315,502
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                            0           0           0          0     35,730        62,210   139,916
     Units redeemed                                        0           0           0          0       (199)         (500)   (1,081)
     Units transferred                                     0           0           0          0     11,561        23,985    52,358
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0     47,092        85,695   191,193
Beginning units                                            0           0           0          0      9,500         2,009     5,551
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0     56,592        87,704   196,744
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                            0           0           0          0          0             0         0
     Units redeemed                                        0           0           0          0          0             0         0
     Units transferred                                     0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0          0             0         0
Beginning units                                            0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0          0             0         0
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                            0           0           0          0          0             0         0
     Units redeemed                                        0           0           0          0          0             0         0
     Units transferred                                     0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0          0             0         0
Beginning units                                            0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0          0             0         0
                                             =====================================================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                            0           0           0          0          0             0         0
     Units redeemed                                        0           0           0          0          0             0         0
     Units transferred                                     0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0          0             0         0
Beginning units                                            0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0          0             0         0
                                             =====================================================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                      137,808      78,053           0          0          0             0         0
     Units redeemed                                  (34,222)     (3,723)          0          0          0             0         0
     Units transferred                             1,239,908     138,832           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           1,343,494     213,162           0          0          0             0         0
Beginning units                                       90,321       4,021           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                       1,433,815     217,183           0          0          0             0         0
                                             =====================================================================================

                                              Nations      Nations      Marsico       Nations   Nations
                                              Marsico      Marsico    International    MidCap    Small     Nations     Asset
                                               Growth   21st Century  Opportunities   Growth    Company     Value    Allocation
                                             Portfolio    Portfolio    Portfolio     Portfolio Portfolio  Portfolio    Series
                                             (Class B)    (Class B)     (Class B)    (Class B) (Class B)  (Class B)   (Class A)
                                             ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0             0              0          0         0          0      34,505
     Units redeemed                                  0             0              0          0         0          0    (342,074)
     Units transferred                               0             0              0          0         0          0      44,781
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0    (262,788)
Beginning units                                      0             0              0          0         0          0   2,764,996
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0   2,502,208
                                             ==================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                      0             0              0          0         0          0         297
     Units redeemed                                  0             0              0          0         0          0     (12,736)
     Units transferred                               0             0              0          0         0          0         224
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0     (12,215)
Beginning units                                      0             0              0          0         0          0      93,477
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0      81,262
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                      0             0              0          0         0          0           0
     Units redeemed                                  0             0              0          0         0          0           0
     Units transferred                               0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0           0
Beginning units                                      0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0           0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                 16,192         3,436          8,587     33,109    47,126     24,474           0
     Units redeemed                            (13,809)       (1,386)           (36)    (4,429)   (3,671)   (11,755)          0
     Units transferred                          80,228         7,171          5,691     57,683    96,811     32,561           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding        82,611         9,221         14,242     86,363   140,266     45,280           0
Beginning units                                 80,197        18,229            700     22,262    33,719     79,418           0
                                             ----------------------------------------------------------------------------------
Ending units                                   162,808        27,450         14,942    108,625   173,985    124,698           0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                      0             0              0          0         0          0           0
     Units redeemed                                  0             0              0          0         0          0           0
     Units transferred                               0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0           0
Beginning units                                      0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0           0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                      0             0              0          0         0          0           0
     Units redeemed                                  0             0              0          0         0          0           0
     Units transferred                               0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0           0
Beginning units                                      0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0           0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                      0             0              0          0         0          0           0
     Units redeemed                                  0             0              0          0         0          0           0
     Units transferred                               0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0           0
Beginning units                                      0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0           0
                                             ==================================================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                      0             0              0          0         0          0           0
     Units redeemed                                  0             0              0          0         0          0           0
     Units transferred                               0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0           0
Beginning units                                      0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0           0
                                             ==================================================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                      0             0              0          0         0          0           0
     Units redeemed                                  0             0              0          0         0          0           0
     Units transferred                               0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0           0
Beginning units                                      0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0           0
                                             ==================================================================================

                                                Cash                      Growth-     High-Yield
                                             Management       Growth      Income         Bond        International
                                               Series         Series      Series        Series           Series
                                             (Class A)      (Class A)    (Class A)     (Class A)       (Class A)
                                             ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                   22,996        39,774       60,575         8,744            42,302
     Units redeemed                             (888,178)     (578,907)    (793,943)     (135,674)         (664,914)
     Units transferred                           647,444      (333,807)    (179,176)       (4,196)         (292,744)
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding        (217,738)     (872,940)    (912,544)     (131,126)         (915,356)
Beginning units                                2,199,390     5,378,707    7,072,306     1,107,860         5,137,934
                                             ----------------------------------------------------------------------
Ending units                                   1,981,652     4,505,767    6,159,762       976,734         4,222,578
                                             ======================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                    4,938           194          383            54                25
     Units redeemed                              (93,339)      (22,861)     (23,396)       (2,143)          (14,546)
     Units transferred                            76,702       (11,293)      (8,794)        1,265           (11,592)
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding         (11,699)      (33,960)     (31,807)         (824)          (26,113)
Beginning units                                   34,801       197,512      251,656        25,724           192,121
                                             ----------------------------------------------------------------------
Ending units                                      23,102       163,552      219,849        24,900           166,008
                                             ======================================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

     For the year ended December 31, 2002.

                                                                          Nations    Nations    Nations       Nations     Marsico
                                                 U.S.       West Coast    Asset      Capital   High Yield  International  Focused
                                              Government      Equity    Allocation   Growth       Bond         Value     Equities
                                            Securities Fund    Fund      Portfolio  Portfolio   Portfolio    Portfolio   Portfolio
                                               (Class 2)    (Class 2)    (Class B)  (Class B)   (Class B)    (Class B)   (Class B)
                                            --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      37,356     19,774           0          0           0              0         0
     Units redeemed                                  (5,410)    (1,837)          0          0           0              0         0
     Units transferred                              370,277     27,410           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            402,223     45,347           0          0           0              0         0
Beginning units                                      35,836      1,713           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Ending units                                        438,059     47,060           0          0           0              0         0
                                            ======================================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                           0          0           0          0      83,093        186,645   184,951
     Units redeemed                                       0          0           0          0      (1,256)        (1,478)   (1,166)
     Units transferred                                    0          0           0          0      49,634         47,643    77,865
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0          0           0          0     131,471        232,810   261,650
Beginning units                                           0          0           0          0         138            750       664
                                            --------------------------------------------------------------------------------------
Ending units                                              0          0           0          0     131,609        233,560   262,314
                                            ======================================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                           0          0           0          0           0              0         0
     Units redeemed                                       0          0           0          0           0              0         0
     Units transferred                                    0          0           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0          0           0          0           0              0         0
Beginning units                                           0          0           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Ending units                                              0          0           0          0           0              0         0
                                            ======================================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                           0          0       1,095        292      14,181          2,056     2,544
     Units redeemed                                       0          0        (156)      (832)     (7,851)        (5,819)   (6,293)
     Units transferred                                    0          0      10,156     12,735      53,439         49,580    70,132
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0          0      11,095     12,195      59,769         45,817    66,383
Beginning units                                           0          0       2,470     26,021      31,370         42,351    42,331
                                            --------------------------------------------------------------------------------------
Ending units                                              0          0      13,565     38,216      91,139         88,168   108,714
                                            ======================================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                           0          0           0          0           0              0         0
     Units redeemed                                       0          0           0          0           0              0         0
     Units transferred                                    0          0           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0          0           0          0           0              0         0
Beginning units                                           0          0           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Ending units                                              0          0           0          0           0              0         0
                                            ======================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                           0          0           0          0           0              0         0
     Units redeemed                                       0          0           0          0           0              0         0
     Units transferred                                    0          0           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0          0           0          0           0              0         0
Beginning units                                           0          0           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Ending units                                              0          0           0          0           0              0         0
                                            ======================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                       1,906     27,071           0          0           0              0         0
     Units redeemed                                      (3)    (1,150)          0          0           0              0         0
     Units transferred                               94,843     54,417           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             96,746     80,338           0          0           0              0         0
Beginning units                                       3,371        890           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Ending units                                        100,117     81,228           0          0           0              0         0
                                            ======================================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                           0          0           0          0      75,203         72,936    97,497
     Units redeemed                                       0          0           0          0      (1,751)          (277)   (6,441)
     Units transferred                                    0          0           0          0      (6,112)        25,623    35,425
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0          0           0          0      67,340         98,282   126,481
Beginning units                                           0          0           0          0           1              1         1
                                            --------------------------------------------------------------------------------------
Ending units                                              0          0           0          0      67,341         98,283   126,482
                                            ======================================================================================

                                             Nations      Nations       Marsico      Nations    Nations
                                             Marsico      Marsico    International   MidCap      Small     Nations     Asset
                                              Growth   21st Century  Opportunities   Growth    Company      Value    Allocation
                                            Portfolio   Portfolio      Portfolio    Portfolio  Portfolio  Portfolio    Series
                                            (Class B)    (Class B)     (Class B)    (Class B)  (Class B)  (Class B)   (Class A)
                                            -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                 2,052             0            588      3,907      1,793        959           0
     Units redeemed                            (1,512)         (416)            (3)      (674)    (1,422)      (911)          0
     Units transferred                         30,070         3,040          2,971     19,841     38,776     30,712           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding       30,610         2,624          3,556     23,074     39,147     30,760           0
Beginning units                                39,132        18,933            428     12,888     15,917     50,914           0
                                            -----------------------------------------------------------------------------------
Ending units                                   69,742        21,557          3,984     35,962     55,064     81,674           0
                                            ===================================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================


                                                  Cash                               Growth-       High-Yield
                                               Management           Growth            Income          Bond         International
                                                 Series             Series            Series         Series            Series
                                               (Class A)          (Class A)         (Class A)       (Class A)         (Class A)
                                              ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                  U.S.
                                               Government/
                                               AAA-Rated            Asset            Global
                                               Securities        Allocation          Growth            Growth
                                                 Series             Fund              Fund              Fund
                                               (Class A)        (Class 2) (1)      (Class 2) (1)    (Class 2) (1)
                                               ------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                   18,972                 0                 0                 0
     Units redeemed                             (350,806)                0                 0                 0
     Units transferred                           712,019                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding         380,185                 0                 0                 0
Beginning units                                2,022,462                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                   2,402,647                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                        0                 0                 0                 0
     Units redeemed                              (11,910)                0                 0                 0
     Units transferred                            20,447                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding           8,537                 0                 0                 0
Beginning units                                   48,201                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                      56,738                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                        0            39,684           102,149           264,766
     Units redeemed                                    0           (12,406)           (3,842)           (6,866)
     Units transferred                                 0         1,004,972           352,888           821,540
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0         1,032,250           451,195         1,079,440
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0         1,032,250           451,195         1,079,440
                                               ===============================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                        0                 0                 0                 0
     Units redeemed                                    0                 0                 0                 0
     Units transferred                                 0                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0                 0                 0                 0
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                        0                 0                 0                 0
     Units redeemed                                    0                 0                 0                 0
     Units transferred                                 0                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0                 0                 0                 0
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                        0                 0                 0                 0
     Units redeemed                                    0                 0                 0                 0
     Units transferred                                 0                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0                 0                 0                 0
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                        0                 0                 0                 0
     Units redeemed                                    0                 0                 0                 0
     Units transferred                                 0                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0                 0                 0                 0
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                        0                 0                 0                 0
     Units redeemed                                    0                 0                 0                 0
     Units transferred                                 0                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0                 0                 0                 0
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                        0                 0                 0                 0
     Units redeemed                                    0                 0                 0                 0
     Units transferred                                 0                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0                 0                 0                 0
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0                 0                 0                 0
                                               ===============================================================

                                                 Growth-            Growth          Mid Cap
                                                 Income           and Income         Value
                                                  Fund            Portfolio        Portfolio
                                               (Class 2) (1)     (Class VC) (4)  (Class VC) (4)
                                               ------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================
Contracts With Total Expenses of 1.40%:
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                   346,255           280,238           64,074
     Units redeemed                               (12,266)          (41,057)         (29,203)
     Units transferred                          1,507,960         2,073,679        1,640,479
                                               ---------------------------------------------
Increase (decrease) in units outstanding        1,841,949         2,312,860        1,675,350
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                    1,841,949         2,312,860        1,675,350
                                               =============================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                         0             2,593                0
     Units redeemed                                     0                (1)               0
     Units transferred                                  0               272                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0             2,864                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0             2,864                0
                                               =============================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from September 30, 2002 (inception) to December 31, 2002.

(4)  For the period from May 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                   U.S.
                                               Government/
                                                AAA-Rated            Asset              Global
                                                Securities        Allocation            Growth            Growth
                                                  Series             Fund                Fund              Fund
                                                (Class A)         (Class 2) (1)       (Class 2) (1)     (Class 2) (1)
                                               ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0                 0                 0                 0
     Units redeemed                                      0                 0                 0                 0
     Units transferred                                   0                 0                 0                 0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0                 0                 0
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0                 0                 0
                                               =================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                          0                 0            12,049            31,379
     Units redeemed                                      0                 0                (2)             (112)
     Units transferred                                   0                 0                83             2,619
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0            12,130            33,886
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0            12,130            33,886
                                               =================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                          0             7,040            12,023            42,457
     Units redeemed                                      0                (3)             (108)             (214)
     Units transferred                                   0            47,203             6,697            12,259
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0            54,240            18,612            54,502
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0            54,240            18,612            54,502
                                               =================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                          0                 0                 0                 0
     Units redeemed                                      0                 0                 0                 0
     Units transferred                                   0                 0                 0                 0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0                 0                 0
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0                 0                 0
                                               =================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                          0                 0                 0                 0
     Units redeemed                                      0                 0                 0                 0
     Units transferred                                   0                 0                 0                 0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0                 0                 0
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0                 0                 0
                                               =================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                          0                 0                 0                 0
     Units redeemed                                      0                 0                 0                 0
     Units transferred                                   0                 0                 0                 0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0                 0                 0
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0                 0                 0
                                               =================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                          0                 0                 0                 0
     Units redeemed                                      0                 0                 0                 0
     Units transferred                                   0                 0                 0                 0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0                 0                 0
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0                 0                 0
                                               =================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                          0                 0             5,981            17,735
     Units redeemed                                      0                 0                 0                 0
     Units transferred                                   0                 0               (35)               30
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0             5,946            17,765
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0             5,946            17,765
                                               =================================================================

                                                 Growth-           Growth          Mid Cap
                                                 Income          and Income         Value
                                                  Fund           Portfolio        Portfolio
                                               (Class 2) (1)    (Class VC) (4)   (Class VC) (4)
                                               ------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0                 0                0
     Units redeemed                                   0                 0                0
     Units transferred                                0                 0                0
                                               -------------------------------------------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                          0                 0                0
                                               ===========================================
Contracts With Total Expenses of 1.72%:
     Units sold                                  57,298             9,339                0
     Units redeemed                                (138)               (1)               0
     Units transferred                            4,851             4,805                0
                                               -------------------------------------------
Increase (decrease) in units outstanding         62,011            14,143                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                     62,011            14,143                0
                                               ===========================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                  42,268            54,861           11,215
     Units redeemed                                (220)              (55)            (189)
     Units transferred                           25,149            45,942           36,157
                                               -------------------------------------------
Increase (decrease) in units outstanding         67,197           100,748           47,183
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                     67,197           100,748           47,183
                                               ===========================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                       0                 0                0
     Units redeemed                                   0                 0                0
     Units transferred                                0                 0                0
                                               -------------------------------------------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                          0                 0                0
                                               ===========================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                       0                 0                0
     Units redeemed                                   0                 0                0
     Units transferred                                0                 0                0
                                               -------------------------------------------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                          0                 0                0
                                               ===========================================
Contracts With Total Expenses of 1.80%:
     Units sold                                       0                 0                0
     Units redeemed                                   0                 0                0
     Units transferred                                0                 0                0
                                               -------------------------------------------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                          0                 0                0
                                               ===========================================
Contracts With Total Expenses of 1.95%:
     Units sold                                       0                 0                0
     Units redeemed                                   0                 0                0
     Units transferred                                0                 0                0
                                               -------------------------------------------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                          0                 0                0
                                               ===========================================
Contracts With Total Expenses of 1.97%:
     Units sold                                  21,566             1,242                0
     Units redeemed                                   0                (1)               0
     Units transferred                              (62)                0                0
                                               -------------------------------------------
Increase (decrease) in units outstanding         21,504             1,241                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                     21,504             1,241                0
                                               ===========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from September 30, 2002 (inception) to December 31, 2002.

(4)  For the period from May 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2003, 2002 and 2001, follows:

                               At December 31
    --------------------------------------------------------------------                For the Year Ended December 31
                                    Unit Fair Value                         Expense Ratio  Investment         Total Return
                                       Lowest to             Net Assets        Lowest        Income             Lowest to
Year          Units                 Highest ($)(15)             ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      -------------------------   -------------   --------------  ----------  ---------------------------
Asset Allocation Portfolio (Class 1)
2003        19,778,098         20.41     to    20.55         406,341,547   1.52% to 1.77%     3.56%     20.90%      to   21.21%
2002        22,596,627         16.88     to    16.95         383,026,126   1.52% to 1.77%     3.58%     -9.16%      to   -8.94%
2001        26,490,821         18.58     to    18.61         493,103,920   1.52% to 1.77%     3.25%     -4.45%      to   -4.29%

Capital Appreciation Portfolio (Class 1)
2003        27,625,806          9.02     to    33.60(16)     911,917,258   1.52% to 1.77%     0.00%     29.93%      to   30.26%
2002        30,996,689          6.67     to    25.79         788,499,972   1.52% to 1.77%     0.00%    -24.02%      to  -23.83%
2001        37,971,758          8.75     to    33.86       1,282,089,364   1.52% to 1.77%     0.24%    -14.14%      to   -8.61%(7)

Government and Quality Bond Portfolio (Class 1)
2003        28,398,316         11.30     to    16.66         469,029,141   1.52% to 1.77%     3.81%      0.72%      to    0.98%
2002        38,452,613         11.22     to    16.50         630,595,043   1.52% to 1.77%     3.87%      7.39%      to    7.66%
2001        32,076,434         10.44     to    15.33         490,147,870   1.52% to 1.77%     4.79%      4.44%(7)   to    5.31%

Growth Portfolio (Class 1)
2003        14,192,988         26.50     to    26.69         378,795,802   1.52% to 1.77%     0.55%     27.64%      to   27.96%
2002        15,679,505         20.76     to    20.86         327,038,132   1.52% to 1.77%     0.36%    -23.53%      to  -23.34%
2001        18,606,872         27.14     to    27.21         506,246,265   1.52% to 1.77%     0.14%    -14.60%      to  -14.40%

Natural Resources Portfolio (Class 1)
2003         4,047,710         22.09     to    22.25          90,042,277   1.52% to 1.77%     0.71%     45.13%      to   45.50%
2002         4,559,166         15.22     to    15.29          69,713,852   1.52% to 1.77%     0.84%      6.50%      to    6.75%
2001         3,952,336         14.29     to    14.33          56,619,278   1.52% to 1.77%     0.42%     -2.83%      to   -2.58%

Asset Allocation Portfolio (Class 2)
2003           622,230         20.30     to    20.48          12,717,893   1.52% to 1.97%     3.91%     20.49%      to   21.03%
2002           357,271         16.85     to    16.92           6,038,100   1.52% to 1.97%     4.97%     -9.45%      to   -9.07%
2001            31,423         18.61     to    18.64             584,782   1.52% to 1.97%     2.99%     -0.21%(4)   to    2.32%(6)

Capital Appreciation Portfolio (Class 2)
2003         2,994,700         33.65     to    33.54(16)     100,495,406   1.40% to 1.97%     0.00%     29.48%      to   30.23%
2002         2,179,813         25.62     to    26.45          56,271,844   1.40% to 1.97%     0.00%    -24.30%      to  -23.88%
2001           407,543         33.79     to    34.85          13,819,885   1.40% to 1.97%     0.06%     -4.48%(4)   to    8.65%(6)

Government and Quality Bond Portfolio (Class 2)
2003         7,704,078         16.49     to    16.63         127,810,283   1.52% to 1.97%     4.18%      0.37%      to    0.82%
2002         5,891,482         16.43     to    16.49          96,976,031   1.52% to 1.97%     4.32%      7.03%      to    7.49%
2001         1,017,252         15.32     to    15.35          15,586,265   1.52% to 1.97%     0.95%     -2.07%(6)   to    2.74%(4)

Growth Portfolio (Class 2)
2003         2,210,630         26.47     to    26.64          58,824,652   1.52% to 1.97%     0.44%     27.20%      to   27.77%
2002         1,397,633         20.78     to    20.85          29,117,918   1.52% to 1.97%     0.29%    -23.68%      to  -23.45%
2001           278,150         27.22     to    27.27           7,573,659   1.52% to 1.97%     0.03%     -2.67%(4)   to    5.29%(6)

Natural Resources Portfolio (Class 2)
2003           565,717         22.07     to    22.26(16)      12,549,472   1.52% to 1.97%     0.62%     44.62%      to   45.26%
2002           413,557         15.21     to    15.33           6,317,702   1.52% to 1.97%     0.87%      6.18%      to    6.62%
2001            52,020         14.31     to    14.37             745,701   1.52% to 1.97%     0.07%     -2.34%(4)   to    8.19%(6)

Asset Allocation Portfolio (Class 3)
2003           140,877         20.33     to    20.42           2,872,884   1.52% to 1.97%     4.32%     20.36%      to   20.93%
2002            15,141         16.89     to    16.90             255,785   1.52% to 1.97%     0.01%      4.65%(10)  to    4.70%(10)
2001                 -                             -                   -               -         -                           -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------               For the Year Ended December 31
                                    Unit Fair Value                         Expense Ratio  Investment         Total Return
                                       Lowest to             Net Assets        Lowest        Income             Lowest to
Year          Units                 Highest ($)(15)             ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      -------------------------   -------------   --------------  ----------  ---------------------------
Capital Appreciation Portfolio (Class 3)
2003         1,741,037         33.33     to    33.53          58,331,792   1.52% to 1.97%     0.00%     29.41%      to   29.99%
2002           180,826         25.76     to    25.79           4,663,663   1.52% to 1.97%     0.00%      6.51%(10)  to    6.67%(10)
2001                 -                             -                   -               -         -                           -

Government and Quality Bond Portfolio (Class 3)
2003         6,769,120         16.48     to    16.59         112,179,625   1.52% to 1.97%     5.05%      0.26%      to    0.71%
2002           463,430         16.44     to    16.47           7,630,720   1.52% to 1.97%     0.00%      0.41%(10)  to    0.62%(10)
2001                 -                             -                   -               -         -                           -

Growth Portfolio (Class 3)
2003         1,346,317         26.45     to    26.61          35,799,120   1.52% to 1.97%     0.45%     27.09%      to   27.66%
2002           106,492         20.81     to    20.85           2,219,418   1.52% to 1.97%     0.00%      7.18%(10)  to    7.37%(10)
2001                 -                             -                   -               -         -                           -

Natural Resources Portfolio (Class 3)
2003           270,101         22.01     to    22.16           5,978,089   1.52% to 1.97%     0.69%     44.51%      to   45.11%
2002            11,546         15.23     to    15.27             176,176   1.52% to 1.97%     0.00%     10.75%(10)  to   11.05%(10)
2001                 -                             -                   -               -         -                           -

Aggressive Growth Portfolio (Class 1)
2003        11,780,987          6.73     to    12.81         150,483,074   1.52% to 1.77%     0.00%     26.21%      to   26.52%
2002        12,632,584          5.33     to    10.12         127,477,665   1.52% to 1.77%     0.27%    -26.02%      to  -25.83%
2001        17,733,281          7.21     to    13.65         241,620,812   1.52% to 1.77%     0.37%    -32.85%      to  -32.71%

Alliance Growth Portfolio (Class 1)
2003        32,778,585          7.44     to    27.35         890,904,857   1.52% to 1.77%     0.25%     23.61%      to   23.92%
2002        39,641,359          6.02     to    22.08         870,617,516   1.52% to 1.77%     0.25%    -32.50%      to  -32.32%
2001        52,545,366          8.91     to    32.62       1,711,659,087   1.52% to 1.77%     0.00%    -15.50%      to   -8.58%

Blue Chip Growth Portfolio (Class 1)
2003         4,616,456          5.74     to     7.04          26,875,421   1.52% to 1.77%     0.18%     23.80%      to   24.11%
2002         3,857,145          4.64     to     5.67          18,110,737   1.52% to 1.77%     0.26%    -30.53%      to  -30.35%
2001         4,014,050          6.67     to     8.14          26,966,192   1.52% to 1.77%     0.07%    -22.20%      to  -21.91%

Cash Management Portfolio (Class 1)
2003        13,706,050         10.00     to    12.93(16)     176,856,444   1.52% to 1.77%     1.86%     -1.10%      to   -0.85%
2002        23,596,133         10.08     to    13.04         307,141,194   1.52% to 1.77%     3.10%     -0.44%      to   -0.16%
2001        32,312,648         10.09     to    13.06         421,899,357   1.52% to 1.77%     4.50%      0.93%      to    2.10%

Corporate Bond Portfolio (Class 1)
2003        13,408,143         16.18     to    16.30         218,565,601   1.52% to 1.77%     5.82%      9.98%      to   10.25%
2002        14,224,882         14.71     to    14.79         210,330,249   1.52% to 1.77%     6.10%      5.57%      to    5.84%
2001        15,499,812         13.93     to    13.97         216,560,752   1.52% to 1.77%     6.22%      5.63%      to    5.93%

Davis Venture Value Portfolio (Class 1)
2003        60,656,992          9.66     to    28.22       1,699,121,533   1.52% to 1.77%     0.86%     30.78%      to   31.11%
2002        68,157,742          7.39     to    21.52       1,458,372,495   1.52% to 1.77%     0.57%    -18.20%      to  -17.99%
2001        81,252,137          9.03     to    26.25       2,129,293,163   1.52% to 1.77%     0.49%    -12.90%      to   -8.72%

"Dogs" of Wall Street Portfolio (Class 1)
2003         8,147,568         10.47     to    10.54          85,890,387   1.52% to 1.77%     2.62%     17.92%      to   18.21%
2002        10,094,981          8.88     to     8.92          90,030,864   1.52% to 1.77%     1.78%     -8.19%      to   -7.97%
2001         9,927,869          9.67     to     9.69          96,213,062   1.52% to 1.77%     2.31%      5.98%      to    6.24%

Emerging Markets Portfolio (Class 1)
2003         9,111,544          8.92     to    13.46          82,029,038   1.52% to 1.77%     0.00%     49.91%      to   50.30%
2002         9,646,840          5.95     to     8.96          57,748,534   1.52% to 1.77%     0.24%     -8.77%      to   -8.55%
2001        10,117,883          6.52     to     9.79          66,192,705   1.52% to 1.77%     0.26%     -3.43%      to   -3.19%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------               For the Year Ended December 31
                                   Unit Fair Value                          Expense Ratio  Investment         Total Return
                                      Lowest to              Net Assets        Lowest        Income             Lowest to
Year          Units                Highest ($)(15)              ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      -----------------------     -------------   --------------  ----------  ---------------------------
Federated American Leaders Portfolio (Class 1)
2003        10,581,822         16.14     to      16.26       172,085,602   1.52% to 1.77%     1.56%     25.34%       to    25.65%
2002        12,667,279         12.87     to      12.94       163,949,976   1.52% to 1.77%     1.05%    -21.18%       to   -20.98%
2001        13,604,653         16.33     to      16.38       222,847,450   1.52% to 1.77%     1.34%     -4.08%       to    -3.81%

Global Bond Portfolio (Class 1)
2003         5,769,975         10.88     to      16.69        95,804,408   1.52% to 1.77%     0.00%      1.74%       to     2.00%
2002         6,716,447         10.69     to      16.36       109,483,943   1.52% to 1.77%     1.63%      4.09%       to     4.36%
2001         7,912,911         10.27     to      15.68       123,904,152   1.52% to 1.77%     9.05%      2.71%(7)    to     3.43%

Global Equities Portfolio (Class 1)
2003        13,408,682          7.16     to      15.69       209,702,594   1.52% to 1.77%     0.27%     24.31%       to    24.62%
2002        16,209,158          5.76     to      12.59       203,550,069   1.52% to 1.77%     0.00%    -28.13%       to   -27.95%
2001        21,219,039          8.01     to      17.47       370,629,037   1.52% to 1.77%     0.09%    -19.91%(7)    to   -19.31%

Goldman Sachs Research Portfolio (Class 1)
2003         3,464,986          6.22     to       6.27        21,703,835   1.52% to 1.77%     0.00%     23.03%       to    23.34%
2002         4,749,984          5.05     to       5.08        24,126,826   1.52% to 1.77%     0.00%    -29.35%       to   -29.17%
2001         3,841,206          7.15     to       7.17        27,549,026   1.52% to 1.77%     0.00%    -26.51%       to   -26.32%

Growth-Income Portfolio (Class 1)
2003        30,394,384          8.12     to      25.80       776,995,860   1.52% to 1.77%     0.97%     23.44%       to    23.75%
2002        36,398,814          6.58     to      20.85       753,004,518   1.52% to 1.77%     0.81%    -22.53%       to   -22.34%
2001        45,788,298          8.50     to      26.85     1,225,678,038   1.52% to 1.77%     0.73%    -17.38%       to   -14.85%

Growth Opportunities Portfolio (Class 1)
2003         6,188,391          4.55     to       4.58        28,319,772   1.52% to 1.77%     0.00%     32.60%       to    32.94%
2002         3,695,364          3.43     to       3.44        12,720,943   1.52% to 1.77%     0.00%    -40.86%       to   -40.71%
2001         5,524,912          5.80     to       5.81        32,083,452   1.52% to 1.77%     0.01%    -34.33%       to   -34.23%

High-Yield Bond Portfolio (Class 1)
2003        17,536,682         14.95     to      15.04       263,751,824   1.52% to 1.77%     7.24%     29.25%       to    29.58%
2002        16,641,423         11.56     to      11.61       193,154,934   1.52% to 1.77%    13.87%     -7.40%       to    -7.23%
2001        17,458,607         12.49     to      12.51       218,429,272   1.52% to 1.77%    11.93%     -5.94%       to    -5.78%

International Diversified Equities Portfolio (Class 1)
2003        16,924,576          9.25     to       9.31       157,610,826   1.52% to 1.77%     4.68%     29.49%       to    29.81%
2002        17,884,949          7.14     to       7.17       128,306,550   1.52% to 1.77%     0.00%    -29.74%       to   -29.63%
2001        21,181,173         10.16     to      10.20       215,943,512   1.52% to 1.77%     0.00%    -25.36%       to   -25.11%

International Growth and Income Portfolio (Class 1)
2003        17,140,775          8.04     to      11.28       193,131,037   1.52% to 1.77%     1.46%     34.52%       to    34.87%
2002        19,479,623          5.97     to       8.37       162,880,210   1.52% to 1.77%     0.40%    -22.32%       to   -22.12%
2001        22,262,098          7.69     to      10.74       239,094,318   1.52% to 1.77%     0.30%    -23.60%       to   -22.98%

Marsico Growth Portfolio (Class 1)
2003         7,828,738          9.48     to       9.55        74,743,943   1.52% to 1.77%     0.00%     27.94%       to    28.26%
2002         6,107,627          7.41     to       7.45        45,471,818   1.52% to 1.77%     0.01%    -12.82%       to   -12.60%
2001         1,513,677          8.50     to       8.52        12,891,866   1.52% to 1.77%     0.08%    -15.02%       to   -14.79%

MFS Massachusetts Investors Trust Portfolio (Class 1)
2003        11,732,320          8.21     to      18.03       210,872,350   1.52% to 1.77%     0.84%     20.34%       to    20.64%
2002        13,381,250          6.82     to      14.94       199,506,403   1.52% to 1.77%     1.11%    -22.39%       to   -22.17%
2001        15,694,164          8.79     to      19.20       301,165,214   1.52% to 1.77%     0.58%    -17.50%       to    -7.18%

MFS Mid-Cap Growth Portfolio (Class 1)
2003        17,207,140          5.58     to       9.44       161,264,715   1.52% to 1.77%     0.00%     34.83%       to    35.17%
2002        15,867,361          4.14     to       6.98       110,093,400   1.52% to 1.77%     0.00%    -48.10%       to   -47.97%
2001        20,963,212          7.98     to      13.42       280,925,844   1.52% to 1.77%     0.00%    -23.98%       to   -20.12%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------              For the Year Ended December 31
                                   Unit Fair Value                          Expense Ratio  Investment         Total Return
                                      Lowest to              Net Assets        Lowest        Income             Lowest to
Year          Units                Highest ($)(15)              ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      ------------------------    -------------   --------------  ----------  ---------------------------
MFS Total Return Portfolio (Class 1)
2003        24,019,322         10.60     to    22.89        544,742,108    1.52% to 1.77%     4.31%     14.81%       to    15.10%
2002        24,289,315          9.23     to    19.89        479,330,975    1.52% to 1.77%     1.99%     -6.52%       to    -6.28%
2001        19,913,267          9.88     to    21.22        421,206,266    1.52% to 1.77%     2.16%     -1.23%(7)    to    -0.97%

Putnam Growth: Voyager Portfolio (Class 1)
2003        14,141,346          6.92     to    16.90        237,882,292    1.52% to 1.77%     0.26%     21.84%       to    22.15%
2002        17,446,637          5.68     to    13.83        240,404,541    1.52% to 1.77%     0.16%    -27.75%       to   -27.56%
2001        22,851,433          7.86     to    19.10        435,653,875    1.52% to 1.77%     0.00%    -25.46%       to   -25.27%

Real Estate Portfolio (Class 1)
2003         7,594,788         16.00     to    16.12        122,416,709    1.52% to 1.77%     2.80%     35.57%       to    35.91%
2002         7,757,007         11.80     to    11.86         91,995,250    1.52% to 1.77%     2.62%      4.35%       to     4.60%
2001         7,172,931         11.31     to    11.34         81,333,161    1.52% to 1.77%     3.31%      4.15%       to     4.45%

SunAmerica Balanced Portfolio (Class 1)
2003        14,668,068          7.97     to    14.23        207,974,333    1.52% to 1.77%     2.25%     13.10%       to    13.38%
2002        17,233,212          7.04     to    12.55        215,613,157    1.52% to 1.77%     2.43%    -16.66%       to   -16.45%
2001        22,518,749          8.45     to    15.02        337,548,695    1.52% to 1.77%     2.08%    -14.69%       to   -14.45%

Technology Portfolio (Class 1)
2003        16,991,531          2.54     to     2.56         43,437,344    1.52% to 1.77%     0.00%     48.11%       to    48.49%
2002         9,995,666          1.71     to     1.72         17,208,681    1.52% to 1.77%     0.00%    -50.24%       to   -50.12%
2001        10,990,179          3.44     to     3.45         37,936,739    1.52% to 1.77%     0.00%    -48.54%       to   -48.41%

Telecom Utility Portfolio (Class 1)
2003         3,944,574         10.03     to    10.10         39,854,376    1.52% to 1.77%     5.95%     16.69%       to    16.98%
2002         5,230,584          8.60     to     8.64         45,179,776    1.52% to 1.77%     8.96%    -25.11%       to   -24.92%
2001         6,068,713         11.48     to    11.50         69,815,226    1.52% to 1.77%     3.20%    -15.21%       to   -15.02%

Worldwide High Income Portfolio (Class 1)
2003         4,418,403         17.31     to    17.40         76,886,755    1.52% to 1.77%     8.04%     23.73%       to    24.04%
2002         4,663,547         13.99     to    14.03         65,426,237    1.52% to 1.77%    13.42%     -2.04%       to    -1.89%
2001         5,597,800         14.28     to    14.30         80,044,651    1.52% to 1.77%    12.28%     -4.84%       to    -4.70%

Aggressive Growth Portfolio (Class 2)
2003           925,407         12.67     to    12.75         11,789,546    1.52% to 1.97%     0.00%     25.77%       to    26.34%
2002           620,800         10.06     to    10.11          6,262,412    1.52% to 1.97%     0.25%    -26.23%       to   -25.94%
2001           147,824         13.62     to    13.66          2,014,020    1.52% to 1.97%     0.31%    -14.71%(4)    to     5.40%(6)

Alliance Growth Portfolio (Class 2)
2003         2,177,923         26.97     to    27.39(16)     59,042,861    1.40% to 1.97%     0.12%     23.17%       to    23.88%
2002         1,682,633         21.84     to    22.11         36,882,888    1.40% to 1.97%     0.21%    -32.74%       to   -32.34%
2001           415,951         32.40     to    32.74         13,496,477    1.40% to 1.97%     0.00%     -1.19%(4)    to     6.50%(6)

Blue Chip Growth Portfolio (Class 2)
2003         2,039,524          5.74     to     5.78         11,770,970    1.52% to 1.97%     0.03%     23.38%       to    23.93%
2002         1,397,939          4.65     to     4.66          6,512,851    1.52% to 1.97%     0.25%    -30.67%       to   -30.43%
2001           243,948          6.70     to     6.72          1,634,321    1.52% to 1.97%     0.02%     -7.00%(4)    to     5.30%(6)

Cash Management Portfolio (Class 2)
2003         3,696,208         12.83     to    12.89         47,588,977    1.52% to 1.97%     1.95%     -1.44%       to    -0.99%
2002         3,342,561         12.99     to    13.02         43,487,340    1.52% to 1.97%     4.08%     -0.58%       to    -0.33%
2001           871,255         13.06     to    13.09         11,379,221    1.52% to 1.97%     3.38%     -0.11%(6)    to     0.60%(4)

Corporate Bond Portfolio (Class 2)
2003         2,889,715         16.13     to    16.26         46,911,728    1.52% to 1.97%     6.04%      9.59%       to    10.09%
2002         2,151,386         14.71     to    14.77         31,739,857    1.52% to 1.97%     7.51%      5.26%       to     5.68%
2001           450,350         13.95     to    13.99          6,289,279    1.52% to 1.97%     3.69%     -1.49%(6)    to     2.26%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------              For the Year Ended December 31
                                Unit Fair Value                             Expense Ratio  Investment         Total Return
                                 Lowest to                   Net Assets        Lowest        Income             Lowest to
Year          Units             Highest ($)(15)                 ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------   ----------------------------   -------------   --------------  ----------  ---------------------------
Davis Venture Value Portfolio (Class 2)
2003         5,403,145         27.86     to    28.25        151,609,252    1.40% to 1.97%     0.79%     30.33%       to    31.07%
2002         3,842,144         21.38     to    21.55         82,379,784    1.40% to 1.97%     0.65%    -18.49%       to   -18.02%
2001           728,887         26.17     to    26.29         19,095,419    1.40% to 1.97%     0.31%     -3.52%(4)    to     6.85%(6)

"Dogs" of Wall Street Portfolio (Class 2)
2003         1,637,428         10.47     to    10.53(16)     17,206,833    1.52% to 1.97%     2.75%     17.51%       to    18.05%
2002         1,073,793          8.88     to     8.92          9,561,045    1.52% to 1.97%     2.11%     -8.44%       to    -8.11%
2001           184,902          9.68     to     9.73          1,792,478    1.52% to 1.97%     1.75%      3.24%(4)    to     5.50%(6)

Emerging Markets Portfolio (Class 2)
2003           809,232          8.89     to     8.96          7,238,116    1.52% to 1.97%     0.00%     49.42%       to    50.10%
2002           506,002          5.95     to     5.97          3,017,366    1.52% to 1.97%     0.21%     -9.06%       to    -8.69%
2001            52,022          6.53     to     6.55            339,882    1.52% to 1.97%     0.19%      1.60%(4)    to    13.80%(6)

Federated American Leaders Portfolio (Class 2)
2003         1,123,456         16.08     to    16.22         18,192,720    1.52% to 1.97%     1.44%     24.90%       to    25.47%
2002         1,090,646         12.88     to    12.94         14,085,458    1.52% to 1.97%     1.25%    -21.46%       to   -21.10%
2001           241,270         16.38     to    16.42          3,951,705    1.52% to 1.97%     0.85%     -2.96%(4)    to     6.31%(6)

Foreign Value Portfolio (Class 2)
2003         2,198,159         12.22     to    12.47         27,397,014    1.52% to 1.97%     0.23%     31.06%       to    32.58%
2002           252,975          9.33     to     9.41          2,378,321    1.52% to 1.97%     0.80%     -6.73%(9)    to    -5.95%(9)
2001                 -                             -                  -                -         -                             -

Global Bond Portfolio (Class 2)
2003           745,800         16.53     to    16.62(16)     12,385,013    1.52% to 1.97%     0.00%      1.38%       to     1.84%
2002           547,506         16.26     to    16.35          8,931,942    1.52% to 1.97%     1.93%      3.78%       to     4.21%
2001           103,273         15.65     to    15.71          1,616,948    1.52% to 1.97%     5.31%     -2.42%(6)    to     1.30%(4)

Global Equities Portfolio (Class 2)
2003           776,585         15.58     to    15.71(16)     12,131,779    1.40% to 1.97%     0.13%     23.85%       to    25.68%
2002           675,854         12.52     to    12.84          8,490,769    1.40% to 1.97%     0.00%    -28.37%       to   -26.97%
2001           111,493         17.45     to    17.58          1,947,764    1.40% to 1.97%     0.06%     -2.99%(4)    to     5.60%(6)

Goldman Sachs Research Portfolio (Class 2)
2003           900,697          6.21     to     6.25          5,620,344    1.52% to 1.97%     0.00%     22.60%       to    23.15%
2002           668,823          5.06     to     5.08          3,391,016    1.52% to 1.97%     0.00%    -29.55%       to   -29.27%
2001           180,640          7.17     to     7.19          1,295,288    1.52% to 1.97%     0.00%    -11.50%(4)    to     5.60%(6)

Growth-Income Portfolio (Class 2)
2003         1,602,731         25.45     to    25.68         41,110,089    1.52% to 1.97%     0.88%     23.00%       to    23.56%
2002         1,505,025         20.69     to    20.80         31,264,685    1.52% to 1.97%     0.94%    -22.79%       to   -22.45%
2001           327,851         26.79     to    26.87          8,786,080    1.52% to 1.97%     0.51%     -7.22%(4)    to     3.90%(6)

Growth Opportunities Portfolio (Class 2)
2003         1,395,231          4.53     to     4.57          6,367,640    1.52% to 1.97%     0.00%     32.16%       to    32.75%
2002           834,258          3.43     to     3.44          2,869,011    1.52% to 1.97%     0.00%    -41.15%       to   -40.78%
2001           123,688          5.80     to     5.83            718,699    1.52% to 1.97%     0.01%     -7.21%(4)    to     3.40%(6)

High-Yield Bond Portfolio (Class 2)
2003         2,538,571         14.88     to    14.99         38,009,272    1.52% to 1.97%     8.15%     28.69%       to    29.39%
2002         1,340,413         11.55     to    11.60         15,518,738    1.52% to 1.97%    17.52%     -7.70%       to    -7.37%
2001           235,422         12.49     to    12.53          2,942,789    1.52% to 1.97%     8.78%     -5.14%(4)    to     2.10%(6)

International Diversified Equities Portfolio (Class 2)
2003         2,619,281          9.24     to     9.29(16)     24,319,719    1.52% to 1.97%     5.61%     29.00%       to    29.56%
2002           879,770          7.14     to     7.18          6,307,073    1.52% to 1.97%     0.00%    -29.94%       to   -29.71%
2001           116,592         10.17     to    10.22          1,188,206    1.52% to 1.97%     0.00%     -8.60%(4)    to    -0.80%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------              For the Year Ended December 31
                                    Unit Fair Value                         Expense Ratio  Investment         Total Return
                                       Lowest to             Net Assets        Lowest        Income             Lowest to
Year          Units                 Highest ($)(15)             ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      -------------------------   -------------   --------------  ----------  ---------------------------
International Growth and Income Portfolio (Class 2)
2003         2,129,196         11.22     to    11.26(16)     23,959,350    1.52% to 1.97%     1.44%     34.00%       to    34.65%
2002         1,462,303          8.34     to     8.37         12,225,720    1.52% to 1.97%     0.60%    -22.39%       to   -22.21%
2001           241,877         10.75     to    10.78          2,600,162    1.52% to 1.97%     0.25%     -5.50%(4)    to     2.80%(6)

Marsico Growth Portfolio (Class 2)
2003         4,183,255          9.47     to     9.52         39,773,101    1.52% to 1.77%     0.00%     27.75%       to    28.07%
2002         2,376,309          7.42     to     7.43         17,649,384    1.52% to 1.77%     0.01%    -12.95%       to   -12.74%
2001           346,654          8.51     to     8.52          2,952,250    1.52% to 1.77%     0.01%     -4.21%(4)    to    -4.16%(4)

MFS Massachusetts Investors Trust Portfolio (Class 2)
2003         1,390,220         17.92     to    17.99(16)     24,977,766    1.52% to 1.97%     0.76%     19.92%       to    20.46%
2002           997,116         14.89     to    14.94         14,879,604    1.52% to 1.97%     0.91%    -22.49%       to   -22.30%
2001           181,141         19.20     to    19.26          3,480,310    1.52% to 1.97%     0.45%     -5.01%(4)    to     2.90%(6)

MFS Mid-Cap Growth Portfolio (Class 2)
2003         4,898,757          9.33     to     9.45         46,004,828    1.40% to 1.97%     0.00%     34.36%       to    35.13%
2002         3,209,988          6.94     to     6.99         22,343,790    1.40% to 1.97%     0.00%    -48.27%       to   -47.97%
2001           591,666         13.40     to    13.45          7,931,301    1.40% to 1.97%     0.00%    -12.03%(4)    to    11.90%(6)

MFS Total Return Portfolio (Class 2)
2003         6,078,297         22.66     to    22.82        138,569,295    1.52% to 1.97%     4.35%     14.41%       to    14.93%
2002         4,556,625         19.79     to    19.86         90,425,269    1.52% to 1.97%     2.27%     -6.82%       to    -6.42%
2001           684,138         21.20     to    21.26         14,514,483    1.52% to 1.97%     1.09%      0.23%(4)    to     2.40%(6)

Putnam Growth: Voyager Portfolio (Class 2)
2003           644,422         16.69     to    16.82         10,831,524    1.52% to 1.97%     0.12%     21.42%       to    21.97%
2002           611,191         13.74     to    13.81          8,426,746    1.52% to 1.97%     0.10%    -27.98%       to   -27.67%
2001           139,498         19.07     to    19.11          2,660,083    1.52% to 1.97%     0.00%     -9.49%(4)    to     3.91%(6)

Real Estate Portfolio (Class 2)
2003         1,374,179         15.97     to    16.07(16)     22,054,813    1.52% to 1.97%     2.91%     35.10%       to    35.72%
2002           933,200         11.79     to    11.86         11,040,704    1.52% to 1.97%     3.10%      3.94%       to     4.43%
2001           104,989         11.32     to    11.37          1,189,761    1.52% to 1.97%     2.31%      0.69%(4)    to     9.29%(6)

Small & Mid Cap Value Portfolio (Class 2)
2003         1,551,964         13.51     to    13.60         21,094,074    1.52% to 1.97%     0.07%     33.78%       to    34.39%
2002           287,057         10.10     to    10.12          2,903,981    1.52% to 1.97%     0.10%      0.98%(9)    to     1.20%(9)
2001                 -                             -                  -                -         -                             -

SunAmerica Balanced Portfolio (Class 2)
2003         1,531,198         14.08     to    14.17         21,674,122    1.52% to 1.97%     2.28%     12.70%       to    13.21%
2002         1,217,974         12.49     to    12.52         15,237,993    1.52% to 1.97%     3.22%    -16.90%       to   -16.58%
2001           202,815         15.00     to    15.04          3,043,174    1.52% to 1.97%     1.53%     -3.98%(4)    to     0.80%(6)

Technology Portfolio (Class 2)
2003         4,358,848          2.53     to     2.55         11,093,203    1.40% to 1.97%     0.00%     47.63%       to    48.47%
2002         2,064,209          1.71     to     1.72          3,544,791    1.40% to 1.97%     0.00%    -50.47        to   -50.17%
2001           422,870          3.45     to     3.46          1,458,942    1.40% to 1.97%     0.00%    -14.15%(4)    to     7.30%(6)

Telecom Utility Portfolio (Class 2)
2003           229,929         10.04     to    10.08          2,314,354    1.52% to 1.77%     5.78%     16.52%       to    16.80%
2002           249,887          8.61     to     8.63          2,154,956    1.52% to 1.77%    11.69%    -25.21%       to   -25.03%
2001            74,892         11.51     to    11.52            862,020    1.52% to 1.77%     2.63%    -10.43%(4)    to   -10.36%(4)

Worldwide High Income Portfolio (Class 2)
2003           348,406         17.23     to    17.34          6,035,724    1.52% to 1.77%     8.00%     23.55%       to    23.86%
2002           185,985         13.95     to    14.00          2,601,584    1.52% to 1.77%    14.25%     -2.36%       to    -2.11%
2001            47,815         14.29     to    14.30            683,342    1.52% to 1.77%     2.99%     -1.40%(4)    to    -1.31%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------              For the Year Ended December 31
                                    Unit Fair Value                         Expense Ratio  Investment         Total Return
                                       Lowest to             Net Assets        Lowest        Income             Lowest to
Year          Units                 Highest ($)(15)             ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      ------------------------    -------------   --------------  ----------  ---------------------------
Aggressive Growth Portfolio (Class 3)
2003           220,394         12.62     to    12.72          2,800,069    1.52% to 1.97%     0.00%    25.64%        to   26.22%
2002            14,270         10.04     to    10.08            143,649    1.52% to 1.97%     0.00%     0.32%(10)    to    0.66%(10)
2001                 -                             -                  -                -         -                            -

Alliance Growth Portfolio (Class 3)
2003           878,657         26.95     to    27.12         23,808,041    1.52% to 1.97%     0.11%    23.07%        to   23.62%
2002            74,029         21.90     to    21.94          1,623,657    1.52% to 1.97%     0.00%     0.08%(10)    to    0.27%(10)
2001                 -                             -                  -                -         -                            -

Blue Chip Growth Portfolio (Class 3)
2003           600,344          5.73     to     5.77          3,458,941    1.52% to 1.97%     0.00%    23.33%        to   23.82%
2002            32,633          4.65     to     4.66            151,984    1.52% to 1.97%     0.00%     2.56%(10)    to    2.85%(10)
2001                 -                             -                  -                -         -                            -

Cash Management Portfolio (Class 3)
2003         4,592,502         12.80     to    12.88         59,067,143    1.52% to 1.97%     2.70%    -1.52%        to   -1.08%
2002           452,786         12.98     to    13.02          5,890,439    1.52% to 1.97%     0.00%    -0.31%(10)    to   -0.05%(10)
2001                 -                             -                  -                -         -                            -

Corporate Bond Portfolio (Class 3)
2003         1,672,182         16.12     to    16.17(16)     27,041,585    1.52% to 1.97%     8.27%     9.50%        to    9.99%
2002           133,675         14.70     to    14.74          1,965,978    1.52% to 1.97%     0.00%     2.14%(10)    to    2.43%(10)
2001                 -                             -                  -                -         -                            -

Davis Venture Value Portfolio (Class 3)
2003         2,690,527         27.90           28.07         75,447,791    1.52% to 1.97%     0.99%    30.22%             30.80%
2002           197,298         21.42     to    21.46          4,232,590    1.52% to 1.97%     0.00%     6.55%(10)    to    6.72%(10)
2001                 -                             -                  -                -         -                           -

"Dogs" of Wall Street Portfolio (Class 3)
2003           566,410         10.43     to    10.50          5,941,636    1.52% to 1.97%     3.78%    17.37%        to   17.94%
2002            30,376          8.89     to     8.90            270,372    1.52% to 1.97%     0.00%     9.06%(10)    to    9.24%(10)
2001                 -                             -                  -                -         -                            -

Emerging Markets Portfolio (Class 3)
2003           279,476          8.88     to     8.93          2,493,972    1.52% to 1.97%     0.00%    49.20%        to   49.93%
2002            21,470          5.95     to     5.96            127,859    1.52% to 1.97%     0.00%     8.48%(10)    to    8.62%(10)
2001                 -                             -                  -                -         -                            -

Federated American Leaders Portfolio (Class 3)
2003           479,279         15.98     to    16.18          7,744,918    1.52% to 1.97%     1.89%    24.36%        to   25.34%
2002            68,432         12.85     to    12.91            883,424    1.52% to 1.97%     0.00%     8.02%(10)    to    8.55%(10)
2001                 -                             -                  -                -         -                            -

Foreign Value Portfolio (Class 3)
2003         4,161,803         12.38     to    12.46         51,821,309    1.52% to 1.97%     0.06%    31.90%        to   32.49%
2002           286,107          9.39     to     9.41          2,690,488    1.52% to 1.97%     0.57%     4.65%(10)    to    4.87%(10)
2001                 -                             -                  -                -         -                            -

Global Bond Portfolio (Class 3)
2003           437,839         16.48     to    16.61          7,261,358    1.52% to 1.97%     0.00%     1.31%        to    1.76%
2002            17,670         16.25     to    16.32            288,310    1.52% to 1.97%     0.00%     0.93%(10)    to    1.42%(10)
2001                 -                             -                  -                -         -                            -

Global Equities Portfolio (Class 3)
2003           178,794         15.49     to    15.58(16)      2,782,623    1.52% to 1.97%     0.13%    23.67%        to   24.21%(17)
2002             9,243         12.52     to    12.55            115,958    1.52% to 1.97%     0.00%     6.93%(10)    to    7.16%(10)
2001                 -                             -                  -                -         -                            -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------              For the Year Ended December 31
                                  Unit Fair Value                           Expense Ratio  Investment         Total Return
                                     Lowest to               Net Assets        Lowest        Income             Lowest to
Year          Units               Highest ($)(15)               ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      ---------------------       -------------   --------------  ----------  ---------------------------
Goldman Sachs Research Portfolio (Class 3)
2003            30,118          6.19     to     6.22            187,086    1.52% to 1.97%     0.00%    22.50%        to   23.05%
2002             2,714          5.05     to     5.06             13,727    1.52% to 1.97%     0.00%     8.13%(10)    to    8.20%(10)
2001                 -                             -                  -                -         -                            -

Growth-Income Portfolio (Class 3)
2003           361,011         25.50     to    25.66          9,251,442    1.52% to 1.97%     1.04%    22.87%        to   23.43%
2002            68,132         20.75     to    20.79          1,415,931    1.52% to 1.97%     0.00%     3.21%(10)    to    3.41%(10)
2001                 -                             -                  -                -         -                            -

Growth Opportunities Portfolio (Class 3)
2003           414,765          4.49     to     4.56          1,887,938    1.52% to 1.97%     0.00%    31.11%        to   32.64%
2002            56,813          3.43     to     3.44            195,143    1.52% to 1.97%     0.00%     6.07%(10)    to    6.36%(10)
2001                 -                             -                  -                -         -                            -

High-Yield Bond Portfolio (Class 3)
2003         1,752,691         14.86     to    14.98         26,197,749    1.52% to 1.97%     8.44%    28.61%        to   29.27%
2002           115,765         11.56     to    11.59          1,339,542    1.52% to 1.97%     0.00%     5.52%(10)    to    5.80%(10)
2001                 -                             -                  -                -         -                            -

International Diversified Equities Portfolio (Class 3)
2003         3,686,965          9.23     to     9.29         34,195,694    1.52% to 1.97%     6.91%    28.93%        to   29.52%
2002           210,168          7.16     to     7.17          1,506,305    1.52% to 1.97%     0.00%     2.32%(10)    to    2.51%(10)
2001                 -                             -                  -                -         -                            -

International Growth and Income Portfolio (Class 3)
2003         1,168,993         11.16     to    11.20         13,093,660    1.52% to 1.97%     1.65%    33.93%        to   34.51%
2002           115,317          8.33     to     8.34            960,599    1.52% to 1.97%     0.00%     4.11%(10)    to    4.29%(10)
2001                 -                             -                  -                -         -                            -

Marsico Growth Portfolio (Class 3)
2003         1,300,665          9.46     to     9.51         12,352,523    1.52% to 1.97%     0.00%    27.38%        to   27.96%
2002           101,980          7.42     to     7.43            757,390    1.52% to 1.97%     0.00%    -2.92%(12)    to   -2.60%(10)
2001                 -                             -                  -                -         -                            -

MFS Massachusetts Investors Trust Portfolio (Class 3)
2003           831,007         17.86     to    17.97         14,918,833    1.52% to 1.97%     1.02%    19.82%        to   20.36%
2002            53,532         14.90     to    14.93            799,034    1.52% to 1.97%     0.00%     5.81%(10)    to    6.00%(10)
2001                 -                             -                  -                -         -                            -

MFS Mid-Cap Growth Portfolio (Class 3)
2003         2,839,185          9.33     to     9.39         26,634,953    1.52% to 1.97%     0.00%    34.25%        to   34.85%
2002           213,285          6.95     to     6.96          1,484,978    1.52% to 1.97%     0.00%     6.51%(10)    to    6.73%(10)
2001                 -                             -                  -                -         -                            -

MFS Total Return Portfolio (Class 3)
2003         2,258,368         22.62     to    22.80         51,426,805    1.52% to 1.97%     6.03%    14.32%        to   14.83%
2002           181,366         19.79     to    19.85          3,598,858    1.52% to 1.97%     0.00%     4.37%(10)    to    4.70%(10)
2001                 -                             -                  -                -         -                            -

Putnam Growth: Voyager Portfolio (Class 3)
2003           141,442         16.46     to    16.80          2,371,873    1.52% to 1.97%     0.12%    20.05%        to   21.84%
2002            31,739         13.71     to    13.78            437,384    1.52% to 1.97%     0.00%     4.03%(10)    to    4.60%(10)
2001                 -                             -                  -                -         -                            -

Real Estate Portfolio (Class 3)
2003           594,842         15.96     to    16.05          9,535,274    1.52% to 1.97%     3.64%    34.97%        to   35.60%
2002            36,041         11.82     to    11.84            426,417    1.52% to 1.97%     0.00%     2.39%(10)    to    2.54%(10)
2001                 -                             -                  -                -         -                            -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------               For the Year Ended December 31
                                   Unit Fair Value                          Expense Ratio  Investment         Total Return
                                      Lowest to              Net Assets        Lowest        Income             Lowest to
Year          Units                Highest ($)(15)              ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      ------------------------    -------------   --------------  ----------  ---------------------------
Small & Mid Cap Value Portfolio (Class 3)
2003         2,550,372         13.50     to    13.59         34,616,193    1.52% to 1.97%     0.01%     33.64%      to    34.25%
2002           175,424         10.10     to    10.12          1,774,785    1.52% to 1.97%     0.07%     10.03%(10)  to    10.27%(10)
2001                 -                             -                  -                -         -                            -

SunAmerica Balanced Portfolio (Class 3)
2003           397,349         14.06     to    14.15          5,614,623    1.52% to 1.97%     3.22%     12.59%      to    13.11%
2002            25,087         12.49     to    12.51            313,544    1.52% to 1.97%     0.00%     -0.24%(10)  to    -0.07%(10)
2001                 -                             -                  -                -         -                            -

Technology Portfolio (Class 3)
2003         2,018,618          2.53     to     2.54          5,131,029    1.52% to 1.97%     0.00%     47.53%      to    48.20%
2002           147,353          1.71     to     1.72            252,890    1.52% to 1.97%     0.00%     19.66%(10)  to    19.85%(10)
2001                 -                             -                  -                -         -                            -

Telecom Utility Portfolio (Class 3)
2003             4,464          9.79     to    10.07             44,646    1.52% to 1.97%    10.96%     13.96%      to    16.76%
2002                37          8.59     to     8.62                322    1.52% to 1.97%     0.00%      5.17%(12)  to     5.52%(12)
2001                 -                             -                  -                -         -                            -

Worldwide High Income Portfolio (Class 3)
2003            26,197         16.98     to    17.34            453,299    1.52% to 1.97%    20.48%     21.77%      to    23.94%
2002                22         13.94     to    13.99                310    1.52% to 1.97%     0.00%      3.98%(12)  to     4.36%(12)
2001                 -                             -                  -                -         -                            -

Comstock Portfolio (Class II)
2003        14,950,268         10.35     to    10.50        155,970,767    1.52% to 1.97%     0.65%     28.22%      to    28.80%
2002         8,525,888          8.07     to     8.17         69,071,417    1.52% to 1.97%     0.27%    -21.30%      to   -20.71%
2001           786,901         10.21     to    10.34          8,039,411    1.52% to 1.97%     0.00%      2.14%(5)   to     3.52%(5)

Emerging Growth Portfolio (Class II)
2003         2,923,540          8.70     to     8.76(16)     25,259,965    1.52% to 1.97%     0.00%     24.57%      to    25.13%
2002         1,545,515          6.84     to     7.00         10,675,131    1.52% to 1.97%     0.03%    -33.92%      to   -33.67%
2001           152,377         10.33     to    10.57          1,582,599    1.52% to 1.97%     0.00%      3.34%(5)   to     4.69%(5)

Growth & Income Portfolio (Class II)
2003        12,951,994         11.07     to    11.14(16)    143,874,667    1.52% to 1.97%     0.54%     25.20%      to    25.77%
2002         6,179,403          8.79     to     8.86         54,671,463    1.52% to 1.97%     0.22%    -16.32%      to   -16.03%
2001           270,425         10.47     to    10.56          2,854,121    1.52% to 1.97%     0.00%      3.84%(6)   to     5.56%(5)

Balanced Portfolio (Class 1)
2003        13,842,218          8.14     to     8.21        113,349,873    1.40% to 1.80%     2.34%     20.56%      to    21.04%
2002         8,307,418          6.75     to     6.79         56,256,951    1.40% to 1.80%     2.02%    -10.40%      to   -10.04%
2001         1,147,567          7.53     to     7.54          8,649,750    1.40% to 1.80%     0.00%     -0.59%(4)   to    -0.42%(4)

Conservative Balanced Portfolio (Class 1)
2003         1,796,864          6.12     to     6.17         11,062,689    1.40% to 1.80%     2.06%     15.00%      to    15.46%
2002           991,862          5.32     to     5.34          5,293,412    1.40% to 1.80%     0.67%     -3.99%      to    -3.61%
2001           143,682          5.54     to     5.55            796,457    1.40% to 1.80%     0.00%      0.45%(4)   to     0.59%(4)

Conservative Growth Portfolio (Class 1)
2003         7,321,077          8.35     to     8.43         61,463,053    1.40% to 1.80%     2.09%     26.45%      to    26.96%
2002         4,658,781          6.60     to     6.64         30,829,627    1.40% to 1.80%     2.89%    -17.01%      to   -16.69%
2001           694,238          7.93     to     7.97          5,523,188    1.40% to 1.80%     0.00%     -2.86%(4)   to    -2.42%(4)

Equity Income Fund (Class 1)
2003         2,359,443          7.01     to     7.08         16,659,742    1.40% to 1.80%     2.55%     27.78%      to    28.30%
2002         1,666,406          5.48     to     5.52          9,177,433    1.40% to 1.80%     1.94%    -14.06%      to   -13.72%
2001           196,094          6.38     to     6.39          1,252,845    1.40% to 1.80%     0.00%      1.47%(4)   to     1.65%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                             At December 31
    ----------------------------------------------------------------              For the Year Ended December 31
                                  Unit Fair Value                       Expense Ratio  Investment         Total Return
                                     Lowest to            Net Assets       Lowest        Income             Lowest to
Year          Units               Highest ($)(15)            ($)        to Highest(1)   Ratio(2)            Highest (3)
--------------------------     ---------------------      ----------   --------------  ----------  ---------------------------
Flexible Income Portfolio (Class 1)
2003         3,799,248          7.27     to     7.35      27,846,432   1.40% to 1.80%     2.44%     11.28%      to    11.73%
2002         2,083,910          6.53     to     6.58      13,683,644   1.40% to 1.80%     0.59%      0.32%      to     0.72%
2001           363,792          6.51     to     6.54       2,373,837   1.40% to 1.80%     0.00%      1.69%(4)   to     2.04%(4)

Growth Fund (Class 1)
2003           255,811          6.13     to     6.19       1,580,583   1.40% to 1.80%     0.00%     26.88%      to    27.39%
2002           197,794          4.83     to     4.86         960,165   1.40% to 1.80%     0.00%    -32.24%      to   -31.97%
2001            41,641          7.13     to     7.15         297,497   1.40% to 1.80%     0.00%    -11.92%(4)   to   -11.71%(4)

Growth & Income Fund (Class 1)
2003         1,229,108          5.82     to     5.88       7,203,781   1.40% to 1.80%     1.24%     24.54%      to    25.04%
2002           724,134          4.67     to     4.70       3,397,213   1.40% to 1.80%     0.72%    -22.56%      to   -22.25%
2001           166,373          6.03     to     6.05       1,005,104   1.40% to 1.80%     0.00%     -5.32%(4)   to    -5.12%(4)

Income Fund (Class 1)
2003         1,494,674          6.63     to     6.70       9,994,752   1.40% to 1.80%     6.18%      7.82%      to     8.26%
2002           857,444          6.15     to     6.19       5,296,791   1.40% to 1.80%     3.71%      7.67%      to     8.10%
2001           132,274          5.71     to     5.73         756,730   1.40% to 1.80%     0.00%      3.78%(4)   to     3.99%(4)

International Growth Fund (Class 1)
2003            36,535          5.04     to     5.05         184,369   1.40% to 1.80%     1.29%     33.09%      to    33.61%
2002            25,477          3.78     to     3.78          96,349   1.40% to 1.80%     0.93%    -17.18%      to   -16.89%
2001             5,474          4.55     to     4.57          24,920   1.40% to 1.80%     0.00%     -3.05%(4)   to    -2.65%(4)

Mid Cap Stock Fund (Class 1)
2003           426,405          7.37     to     7.43       3,162,251   1.40% to 1.80%     0.31%     25.46%      to    25.96%
2002           262,305          5.87     to     5.90       1,545,047   1.40% to 1.80%     0.20%    -11.94%      to   -11.60%
2001            59,152          6.67     to     6.68         394,646   1.40% to 1.80%     0.00%      2.77%(4)   to     2.89%(4)

Money Market Fund (Class 1)
2003           772,790          5.67     to     5.75(16)   4,437,070   1.40% to 1.80%     0.00%     -1.15%      to    -0.75%
2002           723,713          5.74     to     5.81       4,192,292   1.40% to 1.80%     1.27%     -0.43%      to    -0.03%
2001            78,473          5.76     to     5.82         455,028   1.40% to 1.80%     0.73%      0.14%(4)   to     1.17%(4)

REIT Fund (Class 1)
2003                39         11.43     to    11.46(16)         452   1.40% to 1.80%     0.00%     14.34%(13)  to    14.62%(13)(17)
2002                 -             -               -               -               -         -          -                 -
2001                 -             -               -               -               -         -          -                 -

Short Term Income Fund (Class 1)
2003           693,162          6.38     to     6.44       4,457,940   1.40% to 1.80%     6.14%      3.64%      to     4.06%
2002           329,922          6.15     to     6.20       2,038,212   1.40% to 1.80%     2.49%      4.38%      to     4.80%
2001            20,602          5.89     to     5.92         121,619   1.40% to 1.80%     0.00%      2.91%(4)   to     3.39%(4)

Small Cap Stock Fund (Class 1)
2003           244,843          6.49     to     6.54       1,597,697   1.40% to 1.80%     0.00%     68.36%      to    69.03%
2002           124,815          3.85     to     3.87         482,497   1.40% to 1.80%     0.00%    -48.09%      to   -47.88%
2001            18,942          7.42     to     7.44         140,648   1.40% to 1.80%     0.00%    -10.27%(4)   to   -10.11%(4)

Strategic Growth Portfolio (Class 1)
2003         1,520,558          8.98     to     9.05(16)  13,717,984   1.40% to 1.80%     1.38%     30.70%      to    31.23%
2002           918,045          6.86     to     6.90       6,316,415   1.40% to 1.80%     3.83%    -21.94%      to   -21.62%
2001           138,403          8.78     to     8.80       1,216,910   1.40% to 1.80%     0.00%     -4.43%(4)   to    -4.24%(4)

U.S. Government Securities Fund (Class 1)
2003         3,168,730          6.27     to     6.32      20,001,877   1.40% to 1.80%     5.15%      0.31%      to     0.72%
2002         2,219,244          6.25     to     6.28      13,912,635   1.40% to 1.80%     2.94%      6.93%      to     7.37%
2001           280,453          5.84     to     5.85       1,638,908   1.40% to 1.80%     0.00%      2.96%(4)   to     3.10%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                              At December 31
    -------------------------------------------------------------------              For the Year Ended December 31
                                  Unit Fair Value                           Expense Ratio  Investment         Total Return
                                     Lowest to              Net Assets        Lowest        Income             Lowest to
Year          Units               Highest ($)(15)              ($)          to Highest(1)   Ratio(2)            Highest (3)
----------------------------   ---------------------        ----------     --------------  ----------  ---------------------------
West Coast Equity Fund (Class 1)
2003         1,119,812          9.47     to    9.56         10,685,593     1.40% to 1.80%     0.27%     40.80%      to    41.37%
2002           753,358          6.73     to    6.77          5,088,442     1.40% to 1.80%     0.49%    -23.93%      to   -23.62%
2001            90,244          8.84     to    8.86            798,661     1.40% to 1.80%     0.00%     -6.38%(4)   to    -6.22%(4)

Balanced Portfolio (Class 2)
2003         9,477,417          8.09     to    8.16         77,198,534     1.52% to 1.95%     2.06%     20.10%      to    20.63%
2002         4,444,727          6.73     to    6.77         30,039,868     1.52% to 1.95%     2.08%    -10.74%      to     5.53%(10)
2001           192,421          7.54     to    7.55          1,452,687     1.55% to 1.95%     0.00%      2.66%(6)   to     2.81%(6)

Conservative Balanced Portfolio (Class 2)
2003         1,108,644          6.09     to    6.14          6,800,644     1.55% to 1.95%     1.73%     14.57%      to    15.04%
2002           392,944          5.31     to    5.34          2,096,260     1.55% to 1.95%     0.67%     -4.33%      to    -3.96%
2001            36,925          5.55     to    5.57            205,218     1.55% to 1.95%     0.00%      1.19%(6)   to     1.39%(6)

Conservative Growth Portfolio (Class 2)
2003         3,573,610          8.27     to    8.33         29,733,408     1.52% to 1.95%     1.95%     25.89%      to    26.45%
2002         2,112,516          6.57     to    6.59         13,916,380     1.52% to 1.95%     3.05%    -17.31%      to     6.56%(10)
2001           141,762          7.94     to    7.95          1,126,916     1.55% to 1.95%     0.00%      3.93%(6)   to     4.05%(6)

Equity Income Fund (Class 2)
2003         1,463,207          6.94     to    7.00         10,218,103     1.55% to 1.95%     2.27%     27.23%      to    27.74%
2002           990,959          5.45     to    5.48          5,420,503     1.55% to 1.95%     2.08%    -14.32%      to   -14.00%
2001            57,170          6.36     to    6.37            364,057     1.55% to 1.95%     0.00%      2.71%(6)   to     2.77%(6)

Flexible Income Portfolio (Class 2)
2003         4,480,205          7.24     to    7.29         32,623,129     1.55% to 1.95%     2.12%     10.84%      to    11.29%
2002         1,395,827          6.54     to    6.55          9,135,987     1.55% to 1.95%     0.49%     -0.03%      to     0.35%
2001            27,848          6.52     to    6.54            181,709     1.55% to 1.95%     0.00%      0.11%(6)   to     0.33%(6)

Growth Fund (Class 2)
2003           197,257          6.09     to    6.15          1,210,182     1.55% to 1.95%     0.00%     26.33%      to    26.84%
2002           128,401          4.82     to    4.85            621,532     1.55% to 1.95%     0.00%    -32.42%      to   -32.21%
2001             4,400          7.14     to    7.15             31,455     1.55% to 1.95%     0.00%      5.08%(6)   to     5.28%(6)

Growth & Income Fund (Class 2)
2003           463,473          5.75     to    5.81          2,685,128     1.55% to 1.95%     1.07%     24.05%      to    24.55%
2002           279,444          4.64     to    4.66          1,300,502     1.55% to 1.95%     0.77%    -22.89%      to   -22.52%
2001            18,544          6.01     to    6.03            111,519     1.55% to 1.95%     0.00%      2.81%(6)   to     3.09%(6)

Income Fund (Class 2)
2003         3,154,678          6.62     to    6.67         21,031,226     1.55% to 1.95%     5.83%      7.36%      to     7.79%
2002         1,324,319          6.16     to    6.19          8,189,881     1.55% to 1.95%     3.06%      7.31%      to     7.74%
2001            62,974          5.74     to    5.75            361,838     1.55% to 1.95%     0.00%     -1.23%(6)   to    -1.14%(6)

International Growth Fund (Class 2)
2003            32,196          5.02     to    5.02(16)        161,536     1.55% to 1.95%     1.01%     32.47%      to    33.02%
2002            24,725          3.76     to    3.79             93,445     1.55% to 1.95%     1.57%    -17.34%      to   -16.64%
2001                 6                         4.55                 31     1.55% to 1.95%     0.00%                        4.09%(6)

Mid Cap Stock Fund (Class 2)
2003           206,416          7.28     to    7.35          1,513,958     1.55% to 1.95%     0.15%     24.99%      to    25.50%
2002           115,793          5.83     to    5.86            676,899     1.55% to 1.95%     0.17%    -12.25%      to   -11.90%
2001             5,524          6.64     to    6.66             36,706     1.55% to 1.95%     0.00%      7.38%(6)   to     7.68%(6)

Money Market Fund (Class 2)
2003           539,334          5.66     to    5.70          3,070,680     1.55% to 1.95%     0.00%     -1.55%      to    -1.15%
2002           811,865          5.75     to    5.77          4,680,826     1.55% to 1.95%     1.03%     -0.83%      to    -0.42%
2001            32,668                         5.79            189,232     1.55% to 1.95%     0.10%     -0.09%(6)   to     0.04%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                              At December 31
    -------------------------------------------------------------------               For the Year Ended December 31
                                  Unit Fair Value                           Expense Ratio  Investment         Total Return
                                     Lowest to              Net Assets        Lowest        Income              Lowest to
Year          Units               Highest ($)(15)              ($)          to Highest(1)   Ratio(2)           Highest (3)
-------------------------      ---------------------        ----------     --------------  ----------  ---------------------------
REIT Fund (Class 2)
2003                26         11.39     to    11.54               302     1.55% to 1.95%     0.00%     13.93%(13)  to    15.35%(13)
2002                 -             -               -                 -                 -         -          -                 -
2001                 -             -               -                 -                 -         -          -                 -

Short Term Income Fund (Class 2)
2003           959,531          6.36     to     6.41         6,143,271     1.55% to 1.95%     0.00%      3.43%      to     3.85%
2002           192,367          6.15     to     6.17         1,186,149     1.55% to 1.95%     3.57%      3.84%      to     4.26%
2001             3,385          5.92     to     5.93            20,028     1.55% to 1.95%     0.00%     -0.09%(6)   to     0.06%(6)

Small Cap Stock Fund (Class 2)
2003           159,481          6.44     to     6.47         1,031,091     1.55% to 1.95%     0.00%     67.65%      to    68.32%
2002            60,788          3.84     to     3.85           233,628     1.55% to 1.95%     0.00%    -48.25%      to   -48.08%
2001             4,493          7.41     to     7.42            33,280     1.55% to 1.95%     0.00%     21.29%(6)   to    21.58%(6)

Strategic Growth Portfolio (Class 2)
2003           855,160          8.90     to     8.99         7,660,858     1.52% to 1.95%     1.12%     30.20%      to    30.77%
2002           338,480          6.83     to     6.87         2,319,061     1.52% to 1.95%     3.50%    -22.11%      to     7.64%(7)
2001            36,391          8.76     to     8.77           318,978     1.55% to 1.95%     0.00%      5.18%(6)   to     5.32%(6)

U.S. Government Securities Fund (Class 2)
2003         2,594,953          6.20     to     6.24        16,176,032     1.55% to 1.95%     5.30%     -0.10%      to     0.30%
2002         1,971,991          6.20     to     6.22        12,261,264     1.55% to 1.95%     2.78%      6.49%      to     6.91%
2001           129,528          5.82     to     5.83           753,700     1.55% to 1.95%     0.00%     -2.11%(6)   to    -1.97%(6)

West Coast Equity Fund (Class 2)
2003           548,933          9.36     to     9.44         5,171,578     1.55% to 1.95%     0.14%     40.18%      to    40.74%
2002           345,471          6.68     to     6.71         2,313,911     1.55% to 1.95%     0.62%    -24.10%      to   -23.84%
2001             6,624          8.80     to     8.81            58,327     1.55% to 1.95%     0.00%      6.62%(6)   to     6.76%(6)

Nations Asset Allocation Portfolio (Class 2)
2003           133,666          9.56     to     9.61         1,283,500     1.52% to 1.77%     1.71%     17.00%(14)  to    17.30%(17)
2002            39,141          8.17     to     8.19           320,275     1.52% to 1.77%     1.97%    -15.05%      to   -14.84%
2001             6,735          9.61     to     9.62            64,771     1.52% to 1.77%     6.43%     -3.85%(7)   to    -3.82%(7)

Nations Capital Growth Portfolio (Class 2)
2003           106,363          8.29     to     8.35           887,450     1.52% to 1.77%     0.03%     22.41%(14)  to    22.75%(17)
2002            69,905          6.77     to     6.80           474,292     1.52% to 1.77%     0.13%    -31.29%      to   -31.12%
2001            40,011          9.85     to     9.87           394,567     1.52% to 1.77%     0.28%     -1.45%(7)   to    -1.26%(7)

Nations High Yield Bond Portfolio (Class 2)
2003         1,240,366         13.04     to    13.18        16,287,265     1.52% to 1.97%     9.03%     28.65%      to    29.24%(17)
2002           525,866         10.13     to    10.20         5,347,918     1.52% to 1.97%    10.75%      0.26%      to     0.65%
2001           120,086         10.10     to    10.13         1,216,270     1.52% to 1.97%    25.43%      1.22%(7)   to     2.85%(4)

Nations International Value Portfolio (Class 2)
2003           663,987         10.81     to    10.98         7,229,153     1.52% to 1.97%     1.30%     48.33%      to    49.00%
2002           731,079          7.29     to     7.37         5,350,084     1.52% to 1.97%     2.01%    -17.51%      to   -16.90%
2001           153,327          8.84     to     8.87         1,357,166     1.52% to 1.97%     1.81%    -11.60%(7)   to     2.89%(4)

Nations Marsico Focused Equities Portfolio (Class 2)
2003         2,485,461          9.36     to     9.42(16)    23,341,858     1.52% to 1.97%     0.00%     30.51%      to    31.10%(17)
2002         1,021,100          7.12     to     7.19         7,318,854     1.52% to 1.97%     0.00%    -16.64%      to   -16.33%
2001           158,828          8.54     to     8.60         1,358,098     1.52% to 1.97%     0.00%    -19.16%      to     4.63%

Nations Marsico Growth Portfolio (Class 2)
2003           369,519          8.55     to     8.60         3,174,634     1.52% to 1.77%     0.00%     28.30%(14)  to    28.62%(17)
2002           232,550          6.66     to     6.69         1,553,431     1.52% to 1.77%     0.00%    -17.60%      to   -17.40%
2001           119,329          8.08     to     8.10           965,682     1.52% to 1.77%     0.00%    -18.99%      to   -18.88%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                             At December 31
    ----------------------------------------------------------------              For the Year Ended December 31
                                  Unit Fair Value                        Expense Ratio  Investment        Total Return
                                     Lowest to           Net Assets        Lowest        Income             Lowest to
Year          Units               Highest ($)(15)           ($)          to Highest(1)   Ratio(2)          Highest (3)
--------------------------     ---------------------     -----------    --------------  ---------- ---------------------------
Nations Marsico 21st Century Portfolio (Class 2)
2003            86,139         10.64     to    10.71         920,735    1.52% to 1.77%     0.00%    46.26%(14)  to    46.63%(17)
2002            49,007          7.27     to     7.30         357,174    1.52% to 1.77%     0.00%    -9.81%      to    -9.58%
2001            37,162          8.06     to     8.07         299,852    1.52% to 1.77%     0.00%   -19.37%(7)   to   -19.25%(7)

Nations Marsico International Opportunities Portfolio (Class 2)
2003           192,174         11.83     to    11.89       2,283,113    1.52% to 1.77%     0.02%    37.81%(14)  to    38.15%(11)(17)
2002            18,926          8.59     to     8.60         162,764    1.52% to 1.77%     0.07%    -8.97%      to    -8.74%
2001             1,128                          9.43          10,632    1.52% to 1.77%     0.42%    -5.73%(7)   to    -5.68%(7)

Nations MidCap Growth Portfolio (Class 2)
2003           283,225          6.76     to     7.29       2,026,521    1.52% to 1.77%     0.00%    25.24%(14)  to    25.55%(11)(17)
2002           144,587          5.40     to     5.81         825,185    1.52% to 1.77%     0.00%   -35.16%      to   -35.00%
2001            35,150          8.32     to     8.94         306,236    1.52% to 1.77%     0.00%   -16.78%(7)   to   -10.61%(7)

Nations Small Company Portfolio (Class 2)
2003           357,716          9.53     to     9.61       3,430,944    1.52% to 1.77%     0.00%    32.60%(14)  to    32.93%(11)(17)
2002           299,049          7.19     to     7.23       1,653,094    1.52% to 1.77%     0.11%   -27.70%      to   -27.48%
2001            49,636          9.94     to     9.96         494,250    1.52% to 1.77%     0.00%    -0.57%(7)   to    -0.36%(7)

Nations Value Portfolio (Class 2)
2003           391,898          9.36     to     9.43       3,691,238    1.52% to 1.77%     1.52%    27.89%(14)  to    28.22%(11)(17)
2002           206,372          7.32     to     7.35       1,514,847    1.52% to 1.77%     0.94%   -22.12%      to   -21.93%
2001           130,332          9.40     to     9.42       1,226,606    1.52% to 1.77%     2.20%    -6.03%(7)   to    -5.79%(7)

Asset Allocation Series (Class 1)
2003         2,317,436         36.09     to    36.31      84,126,831    1.30% to 1.40%     3.58%    21.27%      to    21.39%
2002         2,583,470         29.76     to    29.91      77,262,301    1.30% to 1.40%     3.62%   -12.95%      to   -12.86%
2001         2,858,473         34.18     to    34.33      98,104,020    1.30% to 1.40%     3.94%     0.30%      to     0.40%

Cash Management Series (Class 1)
2003         1,135,175         20.75     to    20.87      23,692,911    1.30% to 1.40%     1.21%    -1.09%      to    -0.99%
2002         2,004,754         20.97     to    21.08      42,259,574    1.30% to 1.40%     2.96%    -0.48%      to    -0.37%
2001         2,234,191         21.08     to    21.16      47,271,208    1.30% to 1.40%     6.27%     1.86%      to     1.96%

Growth Series (Class 1)
2003         4,207,150        132.29     to   133.11     559,902,919    1.30% to 1.40%     0.14%    34.39%      to    34.52%
2002         4,669,319         98.44     to    98.95     461,949,416    1.30% to 1.40%     0.17%   -24.66%      to   -24.59%
2001         5,576,219        130.67     to   131.21     731,554,638    1.30% to 1.40%     0.69%   -17.46%      to   -17.37%

Growth-Income Series (Class 1)
2003         5,701,900        102.44     to   103.07     587,583,397    1.30% to 1.40%     1.68%    31.61%      to    31.74%
2002         6,379,611         77.84     to    78.24     499,046,074    1.30% to 1.40%     1.63%   -19.66%      to   -19.58%
2001         7,323,962         96.88     to    97.29     712,431,332    1.30% to 1.40%     2.51%     1.11%      to     1.22%

High-Yield Bond Series (Class 1)
2003           913,033         57.12     to    57.47      52,459,226    1.30% to 1.40%     8.08%    22.07%      to    22.19%
2002         1,001,634         46.79     to    47.03      47,100,049    1.30% to 1.40%     9.72%    -1.88%      to    -1.78%
2001         1,133,584         47.68     to    47.88      54,272,351    1.30% to 1.40%    10.85%     7.96%      to     8.06%

International Series (Class 1)
2003         3,732,955         30.33     to    30.52     113,895,501    1.30% to 1.40%     0.82%    29.37%      to    29.50%
2002         4,388,586         23.44     to    23.57     103,399,320    1.30% to 1.40%     1.35%   -14.15%      to   -14.07%
2001         5,330,055         27.31     to    27.42     146,144,690    1.30% to 1.40%     1.66%   -14.03%      to   -13.94%

U.S. Government/AAA-Rated Securities Series (Class 1)
2003         1,832,114         30.16     to    30.35      55,586,852    1.30% to 1.40%     4.97%     0.77%      to     0.87%
2002         2,459,385         29.93     to    30.08      73,975,247    1.30% to 1.40%     4.99%     7.22%      to     7.33%
2001         2,070,633         27.91     to    28.03      58,032,493    1.30% to 1.40%     6.04%     5.64%      to     5.75%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                              At December 31
    -------------------------------------------------------------------               For the Year Ended December 31
                                  Unit Fair Value                           Expense Ratio  Investment         Total Return
                                     Lowest to              Net Assets        Lowest        Income             Lowest to
Year          Units               Highest ($)(15)              ($)          to Highest(1)   Ratio(2)            Highest (3)
--------------------------     ---------------------        -----------    --------------  ----------  ---------------------------
Asset Allocation Fund (Class 2 Shares)
2003         5,084,597         12.38     to    12.42         63,156,767    1.52% to 1.77%     3.43%     19.62%      to    19.92%
2002         1,086,490         10.35     to    10.36         11,255,126    1.52% to 1.77%     3.98%      3.53%(10)  to     3.59%(10)
2001                 -                             -                  -                -         -                            -

Global Growth Fund (Class 2 Shares)
2003         4,205,634         14.50     to    14.59         61,333,079    1.52% to 1.97%     0.28%     32.66%      to    33.25%(17)
2002           487,883         10.93     to    10.95          5,341,576    1.52% to 1.97%     0.00%      9.33%(10)  to     9.49%(10)
2001                 -                             -                  -                -         -                            -

Growth Fund (Class 2 Shares)
2003        11,805,761         14.58     to    14.67        173,093,030    1.52% to 1.97%     0.21%     34.15%            34.76%(17)
2002         1,185,593         10.87     to    10.88         12,902,924    1.52% to 1.97%     0.06%      8.72%(10)  to     8.84%(10)
2001                 -                             -                  -                -         -                            -

Growth-Income Fund (Class 2 Shares)
2003        14,522,142         14.11     to    14.20        206,073,341    1.52% to 1.97%     1.64%     29.86%      to    30.44%(17)
2002         1,992,661         10.87     to    10.88         21,685,563    1.52% to 1.97%     1.80%      8.65%(10)  to     8.84%(10)
2001                 -                             -                  -                -         -                            -

Growth and Income Portfolio (Class VC)
2003         7,096,599         10.41     to    10.56         74,869,034    1.52% to 1.97%     0.99%     28.48%      to    29.05%
2002         2,431,856          8.10     to     8.18         19,890,469    1.52% to 1.97%     1.50%    -18.41%(8)   to     0.34%(9)
2001                 -                             -                  -                -         -                            -

Mid-Cap Value Portfolio (Class VC)
2003         3,755,083         10.43     to    10.47         39,325,869    1.52% to 1.77%     0.73%     22.58%      to    22.88%
2002         1,722,533          8.51     to     8.52         14,682,783    1.52% to 1.77%     0.85%    -14.91%(8)   to   -14.76%(8)
2001                 -                             -                  -                -         -                            -

(1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2003, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2003, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

(4) For the period from the effective date of July 9, 2001 to December 31, 2001.

(5) For the period from the effective date of October 15, 2001 to December 31, 2001.

(6) For the period from the effective date of November 5, 2001 to December 31, 2001.

(7)  For the period from the following effective dates to December 31, 2001:

Alliance Growth Portfolio (Highest)                         05/15/01
Capital Appreciation Portfolio (Highest)                    05/30/01
Davis Venture Value Portfolio (Highest)                     05/16/01
Global Bond Portfolio (Lowest)                              01/22/01
Global Equities Portfolio (Lowest)                          01/08/01
Government and Quality Bond Portfolio (Lowest)              01/22/01

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

(7) For the period from the following effective dates to December 31, 2001 (Continued):

Growth-Income Portfolio (Highest)                                     01/08/01
International Growth and Income Portfolio (Highest)                   01/08/01
MFS Massachusetts Investors Trust Portfolio (Highest)                 05/16/01
MFS Mid-Cap Growth Portfolio (Highest)                                05/31/01
MFS Total Return Portfolio (Lowest)                                   05/14/01
Nations Asset Allocation Portfolio                                    06/15/01
Nations Capital Growth Portfolio                                      03/16/01
Nations High Yield Bond Portfolio (Lowest)                            01/22/01
Nations International Value Portfolio (Lowest)                        01/22/01
Nations Marsico 21st Century Portfolio                                02/20/01
Nations Marsico International Opportunities Portfolio                 06/15/01
Nations MidCap Growth Portfolio                                       06/07/01
Nations Small Company Portfolio                                       06/01/01
Nations Value Portfolio                                               01/08/01

(8)  For the period from the effective date of May 1, 2002 to December 31, 2002.

(9) For the period from the effective date of August 1, 2002 to December 31, 2002.

(10) For the period from the effective date of September 30, 2002 to December 31, 2002.

(11) For the period from the effective date of July 28, 2003 to December 31, 2003.

(12) For the period from the effective date of November 11, 2002 to December 31, 2002.

(13) For the period from the effective date of October 1, 2003 to December 31, 2003.

(14) For the period from the effective date of April 7, 2003 to December 31, 2003.

(15) In 2003, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2003, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(16) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(17) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                     INDEX

                                                                                                            PAGE
                                                                                                          NUMBER(S)
                                                                                                          ---------

  Consolidated Balance Sheet (Unaudited)-- September 30, 2004 and December 31, 2003 ....................      2-3

  Consolidated Statement of Income and Comprehensive Income (Unaudited)-- Three Months and
    Nine Months Ended September 30, 2004 and 2003 ......................................................      4-5

  Consolidated Statement of Cash Flows (Unaudited) - Nine Months Ended September 30, 2004 and 2003 .....      6-7

  Notes to Consolidated Financial Statements (Unaudited) ...............................................     8-18

  Management's Discussion and Analysis of Financial Condition and Results of Operations ................    19-38

  Quantitative and Qualitative Disclosures About Market Risk ...........................................       39

  Disclosure Controls and Procedures ...................................................................       39

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  (Unaudited)

                                                                            SEPTEMBER 30,       DECEMBER 31,
                                                                                2004               2003
                                                                            -------------      -------------
                                                                                     (IN THOUSANDS)
ASSETS

Investments and cash:
  Cash and short-term investments ........................................  $     261,815      $     133,105
  Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: September 30, 2004, $5,115,272;
    December 31, 2003, $5,351,183) .......................................      5,267,874          5,505,800
  Mortgage loans .........................................................        675,778            716,846
  Policy loans ...........................................................        188,150            200,232
  Mutual funds ...........................................................         10,089             21,159
  Common stocks available for sale, at fair value (cost: September
    30, 2004, $4,875; December 31, 2003, $635) ...........................          4,889                727
  Real estate ............................................................         20,091             22,166
  Securities lending collateral ..........................................      1,327,722            514,145
  Other invested assets ..................................................         32,724             10,453
                                                                            -------------      -------------
  Total investments and cash .............................................      7,789,132          7,124,633

Variable annuity assets held in separate accounts ........................     20,586,997         19,178,796
Accrued investment income ................................................         75,927             74,647
Deferred acquisition costs ...............................................      1,331,563          1,264,321
Other deferred expenses ..................................................        262,019            241,007
Income taxes currently receivable from Parent ............................             --             13,856
Goodwill .................................................................         14,038             14,038
Other assets .............................................................         54,193             59,166
                                                                            -------------      -------------
TOTAL ASSETS .............................................................  $  30,113,869      $  27,970,464
                                                                            =============      =============

          See accompanying notes to consolidated financial statements

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  (Unaudited)

                                                                                               SEPTEMBER 30,     DECEMBER 31,
                                                                                                   2004              2003
                                                                                              ---------------   ---------------
                                                                                                       (IN THOUSANDS)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts and fixed accounts of variable annuity contracts ....  $     4,161,363   $    4,274,329
  Reserves for universal life insurance contracts ..........................................        1,549,073        1,609,233
  Reserves for guaranteed investment contracts .............................................          214,734          218,032
  Reserves for guaranteed benefits .........................................................           77,977           12,022
  Securities lending payable ...............................................................        1,327,722          514,145
  Income taxes currently payable to Parent .................................................              181               --
  Due to affiliates ........................................................................            9,095           19,289
  Payable to brokers .......................................................................           31,961            1,140
  Other liabilities ........................................................................          194,201          248,258
                                                                                              ---------------   --------------
     Total reserves, payables and accrued liabilities ......................................        7,566,307        6,896,448

Variable annuity liabilities related to separate accounts ..................................       20,586,997       19,178,796

Subordinated notes payable to affiliates ...................................................           41,483           41,520

Deferred income taxes ......................................................................          312,234          291,152
                                                                                              ---------------   --------------
Total liabilities ..........................................................................       28,507,021       26,407,916
                                                                                              ---------------   --------------
Shareholder's equity:  Common stock ........................................................            3,511            3,511
  Additional paid-in capital ...............................................................        1,224,885        1,224,885
  Retained earnings ........................................................................          309,032          261,542
  Accumulated other comprehensive income ...................................................           69,420           72,610
                                                                                              ---------------   --------------
  Total shareholder's equity ...............................................................        1,606,848        1,562,548
                                                                                              ---------------   --------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY .................................................  $    30,113,869   $   27,970,464
                                                                                              ===============   ==============

          See accompanying notes to consolidated financial statements.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
           CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
     For the three months and nine months ended September 30, 2004 and 2003
                                  (Unaudited)

                                                                                     THREE MONTHS              NINE MONTHS
                                                                                -----------------------   -----------------------
                                                                                   2004         2003         2004         2003
                                                                                ----------   ----------   ----------   ----------
                                                                                                 (IN THOUSANDS)
REVENUES
  Fee income:
     Variable annuity policy fees, net of reinsurance ........................  $   91,932   $   72,200   $  270,492   $  201,179
     Asset management fees ...................................................      23,000       17,625       66,521       46,414
     Universal life insurance policy fees, net of reinsurance ................       7,481        8,192       25,188       26,540
     Surrender charges .......................................................       6,482        6,895       19,973       21,249
     Other fees ..............................................................       3,857        3,578       11,049       10,430
                                                                                ----------   ----------   ----------   ----------
  Total fee income ...........................................................     132,752      108,490      393,223      305,812

  Investment income ..........................................................      88,166      100,103      273,257      299,166
  Net realized investment losses .............................................     (15,151)     (17,940)     (24,877)     (26,570)
                                                                                ----------   ----------   ----------   ----------
Total revenues ...............................................................     205,767      190,653      641,603      578,408
                                                                                ----------   ----------   ----------   ----------
BENEFITS AND EXPENSES
  Interest expense:
     Fixed annuity contracts and fixed accounts of variable annuity
      contracts ..............................................................      35,799       38,482      106,606      116,575
     Universal life insurance contracts ......................................      18,474       19,303       55,479       57,142
     Guaranteed investment contracts .........................................       1,550        2,042        4,264        6,089
     Subordinated notes payable                                                        523          542        1,621        2,044
                                                                                ----------   ----------   ----------   ----------
  Total interest expense .....................................................      56,346       60,369      167,970      181,850

     General and administrative expenses .....................................      32,649       26,275      104,282       84,607
     Amortization of deferred acquisition costs and other deferred expenses ..      29,266       50,269      114,005      139,798
     Annual commissions ......................................................      15,114       11,422       45,245       41,595
     Claims on universal life contracts, net of reinsurance recoveries .......       3,577        4,022       13,499       15,255
     Guaranteed benefits, net of reinsurance recoveries ......................      17,314       14,723       48,240       51,182
                                                                                ----------   ----------   ----------   ----------
Total benefits and expenses ..................................................     154,266      167,080      493,241      514,287
                                                                                ----------   ----------   ----------   ----------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE ..................      51,501       23,573      148,362       64,121

Income tax expense ...........................................................       8,418        5,422       35,783       14,748
                                                                                ----------   ----------   ----------   ----------
INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE .........................      43,083       18,151      112,579       49,373

Cumulative effect of accounting change, net of tax ...........................          --           --      (62,589)          --
                                                                                ----------   ----------   ----------   ----------
NET INCOME                                                                      $   43,083   $   18,151   $   49,990   $   49,373
                                                                                ----------   ----------   ----------   ----------

          See accompanying notes to consolidated financial statements.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
     CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued) For the three months and nine months ended September 30, 2004 and 2003
                                  (Unaudited)

                                                                                    THREE MONTHS            NINE MONTHS
                                                                               ----------------------  ----------------------
                                                                                  2004        2003        2004        2003
                                                                               ----------  ----------  ----------  ----------
                                                                                              (IN THOUSANDS)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:

Net unrealized gains (losses) on debt and equity securities available for sale identified in the current period less related amortization of
  deferred acquisition costs and other deferred expenses                       $   50,076  $  (17,432) $  (24,292) $   79,494

Less reclassification adjustment for net realized losses included in net
  income                                                                           12,988      11,645      19,386      16,400

Income tax (expense) benefit                                                      (22,073)      2,025       1,716     (33,564)
                                                                               ----------  ----------  ----------  ----------
OTHER COMPREHENSIVE INCOME (LOSS)                                                  40,991      (3,762)     (3,190)     62,330
                                                                               ----------  ----------  ----------  ----------
COMPREHENSIVE INCOME                                                           $   84,074  $   14,389  $   46,800  $  111,703
                                                                               ==========  ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
             For the nine months ended September 30, 2004 and 2003
                                  (Unaudited)

                                                                                         2004            2003
                                                                                     ------------    ------------
                                                                                            (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income ........................................................................  $     49,990    $     49,373
Adjustments to reconcile net income to net cash provided by operating activities:
  Cumulative effect of accounting change, net of tax ..............................        62,589              --
  Interest credited to:
     Fixed annuity contracts and fixed accounts of variable annuity contracts .....       106,606         116,575
     Universal life insurance contracts ...........................................        55,479          57,142
     Guaranteed investment contracts ..............................................         4,264           6,089
  Net realized investment losses ..................................................        24,877          26,570
  Amoritization of premium on securities ..........................................           723              48
   (Gain) loss on other invested assets ...........................................        (5,869)          5,507
  Amortization of deferred acquisition costs and other deferred expenses ..........       114,005         139,798
  Depreciation of fixed assets ....................................................         1,227             898
  Acquisition costs deferred ......................................................      (190,437)       (158,851)
  Other expenses deferred .........................................................       (51,312)        (51,166)
  Provision (benefit) for deferred income taxes ...................................        56,501         (48,611)
  Change in:
     Accrued investment income ....................................................        (1,280)         (7,438)
     Other assets .................................................................         3,746          (7,656)
     Income taxes currently receivable from/payable to Parent .....................        14,037          52,446
     Due to affiliates ............................................................       (10,194)        (14,733)
     Other liabilities ............................................................        11,593          (4,683)
  Other, net                                                                               12,536          11,617
                                                                                     ------------    ------------
NET CASH PROVIDED BY OPERATING ACTIVITIES .........................................       259,081         172,925
                                                                                     ------------    ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks ....................................    (1,153,904)     (1,431,013)
  Mortgage loans ..................................................................       (25,760)        (42,859)
  Other investments, excluding short-term investments .............................       (20,671)        (14,970)
Sales of:
  Bonds, notes and redeemable preferred stocks ....................................       755,843         803,180
  Other investments, excluding short-term investments .............................        14,589             269
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks ....................................       633,620         767,055
  Mortgage loans ..................................................................        67,747          35,215
  Other investments, excluding short-term investments .............................        12,308          70,107
                                                                                     ------------    ------------
NET CASH PROVIDED BY INVESTING ACTIVITIES .........................................  $    283,772    $    186,984
                                                                                     ------------    ------------

          See accompanying notes to consolidated financial statements.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
             For the nine months ended September 30, 2004 and 2003
                                  (Unaudited)

                                                                                            2004            2003
                                                                                        ------------    ------------
                                                                                               (IN THOUSANDS)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts and fixed accounts of variable annuity contracts ...........  $  1,082,777    $  1,181,329
  Universal life insurance contracts .................................................        32,532          34,176
Net exchanges from the fixed accounts of variable annuity contracts ..................      (962,641)       (732,102)
Withdrawal payments on:
  Fixed annuity contracts and fixed accounts of variable annuity contracts ...........      (330,033)       (349,241)
  Universal life insurance contracts .................................................       (54,943)        (45,307)
  Guaranteed investment contracts ....................................................        (6,673)         (7,647)
Claims and annuity payments on:
  Fixed annuity contracts and fixed accounts of variable annuity contracts ...........       (83,045)        (82,191)
  Universal life insurance contracts .................................................       (84,879)        (90,912)
Net payment related to a modified coinsurance transaction ............................        (4,738)        (18,959)
Dividend paid to Parent ..............................................................        (2,500)        (10,187)
                                                                                        ------------    ------------
NET CASH USED IN FINANCING ACTIVITIES ................................................      (414,143)       (121,041)
                                                                                        ------------    ------------
NET INCREASE IN CASH AND SHORT-TERM INVESTMENTS ......................................       128,710         238,868

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD ...............................       133,105         116,882
                                                                                        ------------    ------------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD AT END OF PERIOD AT END OF PERIOD ...  $    261,815    $    355,750
                                                                                        ============    ============
SUPPLEMENTAL CASH FLOW INFORMATION:

  Interest paid on indebtedness ......................................................  $      1,621    $      2,044
                                                                                        ============    ============
  Income taxes paid to Parent ........................................................  $     47,424    $     51,087
                                                                                        ============    ============

          See accompanying notes to consolidated financial statements.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

1.    BASIS OF PRESENTATION

      AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs").

      The Company changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. This contribution increased the Company's shareholder's equity by $99,131,000. Included in the contribution of SAAMCo to the Company were tax benefits of $24,624,000 derived from losses incurred by SA Affordable Housing, L.L.C. through December 31, 2003, at which time it was no longer a subsidiary of SAAMCo. Assets, liabilities and shareholder's equity at December 31, 2003 were restated to include $174,756,000, $75,625,000 and $99,131,000, respectively, of SAAMCo balances. Similarly, the results of operations and cash flows for the nine months ended September 30, 2003 have been restated for the addition to pretax income of $10,034,000 to reflect the SAAMCo activity.

      SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, are included in the Company's asset management segment (see Note 5). These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

      In the opinion of the Company, the accompanying unaudited consolidated financial statements contain all adjustments necessary, consisting of normal recurring items, to present fairly the Company's consolidated financial position as of September 30, 2004 and December 31, 2003, the results of its consolidated operations for the three months and nine months ended September 30, 2004 and 2003 and its consolidated cash flows for the nine months ended September 30, 2004 and 2003. The results of operations for the three months and nine months ended September 30, 2004 are not necessarily indicative of the results to be expected for the full year. The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2003, contained in the Company's 2003 Annual Report on Form 10-K. Certain prior period amounts have been reclassified to conform to the current period's presentation.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

2.    RECENTLY ISSUED ACCOUNTING STANDARDS

      In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for guaranteed minimum death benefits and other living benefits related to its variable annuities and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of deferred acquisition costs ("DAC") and reinsurance as of January 1, 2004.

      The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. For many of the Company's variable annuities, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as guaranteed minimum death benefits ("GMDB"), guaranteed minimum account value benefits ("GMAV"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income benefits ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

      The assets supporting the variable portion of variable annuities are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

      The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised. As of September 30, 2004, approximately 30% of in-force contracts with GMDB (calculated based on account value) have been reinsured.

      GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options on the S&P 500 index to partially offset this risk. GMAVs are considered to be derivatives under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

      GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days adjusted for any subsequent withdrawals ("Eligible Premium"). These guaranteed annual withdrawals of up to 10% of Eligible Premiums, are available after either a three-year or a five-year

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

2.    RECENTLY ISSUED ACCOUNTING STANDARDS (Continued)

      waiting period as elected by the contract holder at time of contract issuance, without reducing the future amounts guaranteed. If no withdrawals have been made during the waiting period of 3 or 5 years, the contract holder will realize an additional 10% or 20%, respectively, of Eligible Premium after all other amounts guaranteed under this benefit have been paid. GMWBs are considered to be derivatives under FAS 133 and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

      If available and elected by the contract holder, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. As there is a waiting period to annuitize using the GMIB, there are virtually no policies eligible to receive this benefit at September 30, 2004. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised. As of June 30, 2004, virtually all of the Company's GMIB exposure was effectively transferred to several large insurance companies via reinsurance agreements. However, the Company does not have reinsurance coverage on contracts sold after July 2004.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

2.    RECENTLY ISSUED ACCOUNTING STANDARDS (Continued)

      Details concerning the Company's guaranteed benefit exposures as of September 30, 2004 are as follows:

                                                                                                           HIGHEST SPECIFIED
                                                                                                          ANNIVERSARY ACCOUNT
                                                                                  RETURN OF NET               VALUE MINUS
                                                                                 DEPOSITS PLUS A           WITHDRAWALS POST
                                                                                 MINIMUM RETURN               ANNIVERSARY
                                                                                -----------------         -------------------
                                                                                            (DOLLARS IN THOUSANDS)
In the event of death (GMDB and EEB):
  Account value ..............................................................  $     12,161,430          $        11,795,514
  Net amount at risk (a) .....................................................         1,221,718                    1,488,877
  Average attained age of contract holders ...................................                65                           64
  Range of guaranteed minimum return rates ...................................              0%-5%                           0%

At annuitization (GMIB):
  Account value ..............................................................  $      6,375,984
  Net amount at risk (a) .....................................................             4,841
  Weighted average period remaining until earliest annuitization .............         3.9 Years
  Range of guaranteed minimum return rates ...................................            0%-6.5%

Accumulation at specified date (GMAV):
  Account value ..............................................................  $      1,313,412
  Net amount at risk (a) .....................................................             3,462
  Weighted average period remaining until guaranteed payment .................         9.1 Years

Annual withdrawals at specified date (GMWB):
  Account value ..............................................................  $        135,316
  Net amount at risk (b) .....................................................               162
  Weighted average period remaining until expected payout ....................        14.1 Years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of applicable reinsurance, if all contract holders died, in the case of GMDB, annuitized, in the case of GMIB, or reached the specified date, in the case of GMAV, at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made during the waiting period of 3 or 5 years, the contract holder will realize an additional 10% or 20% of Eligible Premium, respectively, after all other amounts guaranteed under this benefit have been paid. The additional 10% or 20% enhancement increases the net amount at risk by $17,814,000 payable no sooner than 13 or 15 years from contract issuance for the 3 or 5 year waiting periods, respectively.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

2.    RECENTLY ISSUED ACCOUNTING STANDARDS (Continued)

      The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                      (IN THOUSANDS)
      Balance at January 1, 2004 (c)                                  $       65,423
      Guaranteed benefits incurred, net of reinsurance recoveries             48,240
      Guaranteed benefits paid, net of reinsurance recoveries                (35,686)
                                                                      --------------
      Balance at September 30, 2004                                   $       77,977
                                                                      ==============

      (c) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1.

      The following assumptions and methodology were used to determine the reserve for guaranteed benefits at September 30, 2004:

            - Data used was 5,000 stochastically generated investment performance scenarios.
            -     Mean investment performance assumption was 10%.
            -     Volatility assumption was 16%.
            -     Mortality was assumed to be 64% of the 75-80 ALB table.
            - Lapse rates vary by contract type and duration and range from 1% to 30%.
            -     The discount rate was approximately 8%.

      The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. The Company previously deferred these expenses as part of DAC and reported the amortization of such amounts as part of DAC amortization. Upon implementation of SOP 03-1, the Company reclassified $160.0 million of these expenses from DAC to other deferred expenses, which is reported on the consolidated balance sheet. For the nine months ended September 30, 2004, $29.1 million of these expenses were deferred. For the nine months ended September 30, 2004, amortization of these deferred expenses was $6.7 million. Amortization of other deferred expenses is reported as part of amortization of deferred acquisition costs and other deferred expenses on the consolidated statement of income and comprehensive income. Prior period consolidated balance sheet and consolidated statement of income and comprehensive income presentation has been reclassified to conform to the new presentation.

3.    CONTINGENT LIABILITIES

      The Company has six agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at September 30, 2004 is $195,439,000. These commitments have contractual maturity dates as follows: $20,500,000 in the remainder of 2004 and $174,939,000 in 2005. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $62,599,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The Internal Revenue Service has completed

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

3.    CONTINGENT LIABILITIES (Continued)

      its examinations into the transactions underlying these commitments, including the Companys's role in the transactions. The examination did not result in a material loss to the Company.

      At September 30, 2004, the Company has commitments to purchase a total of approximately $24,000,000 of asset-backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $15,000,000 in 2004 and $9,000,000 in 2006.

      Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management and based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial condition or operation.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

      On April 5, 2004, a purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

4.    RELATED-PARTY MATTERS

      Subordinated notes (including accrued interest of $523,000) payable to affiliates totaled $41,483,000 at interest rates ranging from 4.00% to 9.5% at September 30, 2004, and require principal payments of $3,000,000 in 2004 and $37,960,000 in 2008.

      On October 31, 2003, the Company became a party to an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $60,000,000. This commitment expires on October 28, 2005. There was no outstanding balance under this agreement at September 30, 2004.

      At September 30, 2004, a receivable of $5,000,000 was included in due to affiliates on the consolidated balance sheet. This balance is due from AIGRS under the short-term financing arrangement that is discussed in the Related-Party Matters footnote of the Consolidated Financial Statements contained in the Company's Annual Report on Form 10-K for the year ended December 31, 2003.

      On February 1, 2004, SAAMCo entered into an administrative services agreement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts earned by FSA under this agreement totaled $1.3 million in 2004 and are included in asset management fees in the statement of income and comprehensive income. A fee of $1.2 million was paid to FSA under a different agreement in 2003.

      On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $6.7 million in 2004 and $5.4 million in 2003 and are included in other fees in the consolidated statement of income and comprehensive income.

      SAAMCo and VALIC have an agreement pursuant to which SAAMCo pays a fee based on a percentage of each funds' average daily net assets invested through VALIC's annuity products for certain administrative costs incurred by VALIC. Amounts paid by SAAMCo totaled $1.9 million in 2004 and $1.6 million in 2003 and are included in other fees in the consolidated statement of income and comprehensive income.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

4.    RELATED-PARTY MATTERS (Continued)

      The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

      American Home does not publish financial statements prepared on the basis of U.S. generally accepted accounting principles, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and files annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

5.    SEGMENT INFORMATION

      As of January 1, 2004, the Company began conducting its business through two business segments, annuity operations and asset management operations. Prior to January 1, 2004, the Company conducted its business through one segment: annuity operations. Annuity operations consists of the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life insurance contracts and GICs. Asset management operations, which includes the management, distribution and administration of mutual funds, is conducted by SAAMCo and its subsidiary and distributor, SACS, and its subsidiary and servicing administrator, SFS. Following is selected information pertaining to the Company's business segments.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5.    SEGMENT INFORMATION (Continued)

                                                                                                  ASSET
                                                                                ANNUITY         MANAGEMENT
                                                                               OPERATIONS       OPERATIONS        TOTAL
                                                                              ------------     ------------    ------------
                                                                                              (IN THOUSANDS)
THREE MONTHS ENDED SEPTEMBER 30, 2004:

  REVENUES:
  Fee income:
     Variable annuity policy fees, net of reinsurance ......................  $     91,932     $         --    $     91,932
     Asset management fees .................................................            --           23,000          23,000
     Universal life insurance policy fees, net of reinsurance ..............         7,481               --           7,481
     Surrender charges .....................................................         6,482               --           6,482
     Other fees ............................................................            --            3,857           3,857
                                                                              ------------     ------------    ------------
  Total fee income .........................................................       105,895           26,857         132,752

  Investment income ........................................................        87,932              234          88,166
  Net realized investment losses ...........................................       (15,151)              --         (15,151)
                                                                              ------------     ------------    ------------
  Total revenues ...........................................................       178,676           27,091         205,767
                                                                              ------------     ------------    ------------
  BENEFITS AND EXPENSES:
  Interest expense .........................................................        55,823              523          56,346
  General and administrative expenses ......................................        23,272            9,377          32,649
  Amortization of deferred acquisition costs and other deferred expenses ...        21,160            8,106          29,266
  Annual commissions .......................................................        15,114               --          15,114
  Claims on universal life contracts, net of reinsurance recoveries ........         3,577               --           3,577
  Guaranteed benefits, net of reinsurance recoveries .......................        17,314               --          17,314
                                                                              ------------     ------------    ------------
  Total benefits and expenses ..............................................       136,260           18,006         154,266
                                                                              ------------     ------------    ------------
  Pretax income before cumulative effect of accounting change ..............  $     42,416     $      9,085    $     51,501
                                                                              ============     ============    ============
  Total assets .............................................................  $ 29,917,921     $    195,948    $ 30,113,869
                                                                              ============     ============    ============
  Expenditures for long-lived assets .......................................  $         --     $          8    $          8
                                                                              ============     ============    ============

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5.    SEGMENT INFORMATION (Continued)

                                                                                                  ASSET
                                                                                ANNUITY         MANAGEMENT
                                                                               OPERATIONS       OPERATIONS        TOTAL
                                                                              ------------     ------------    ------------
                                                                                              (IN THOUSANDS)
THREE MONTHS ENDED SEPTEMBER 30, 2003:

  REVENUES:
  Fee income:
     Variable annuity policy fees, net of reinsurance ......................  $     72,200     $         --    $     72,200
     Asset management fees .................................................            --           17,625          17,625
     Universal life insurance policy fees, net of reinsurance ..............         8,192               --           8,192
     Surrender charges .....................................................         6,895               --           6,895
     Other fees ............................................................            --            3,578           3,578
                                                                              ------------     ------------    ------------
  Total fee income .........................................................        87,287           21,203         108,490

  Investment income ........................................................        99,123              980         100,103
  Net realized investment losses ...........................................       (17,940)              --         (17,940)
                                                                              ------------     ------------    ------------
  Total revenues ...........................................................       168,470           22,183         190,653
                                                                              ------------     ------------    ------------
  BENEFITS AND EXPENSES:
  Interest expense .........................................................        59,827              542          60,369
  General and administrative expenses ......................................        18,992            7,283          26,275
  Amortization of deferred acquisition costs and other deferred expenses ...        44,400            5,869          50,269
  Annual commissions .......................................................        11,422               --          11,422
  Claims on universal life contracts, net of reinsurance recoveries ........         4,022               --           4,022
  Guaranteed benefits, net of reinsurance recoveries .......................        14,723               --          14,723
                                                                              ------------     ------------    ------------
  Total benefits and expenses ..............................................       153,386           13,694         167,080
                                                                              ------------     ------------    ------------
  Pretax income before cumulative effect of accounting change ..............  $     15,084     $      8,489    $     23,573
                                                                              ============     ============    ============
  Total assets .............................................................  $ 25,990,038     $    218,902    $ 26,208,940
                                                                              ============     ============    ============
  Expenditures for long-lived assets .......................................  $         --     $         48    $         48
                                                                              ============     ============    ============

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5.    SEGMENT INFORMATION (Continued)

                                                                                                  ASSET
                                                                                ANNUITY         MANAGEMENT
                                                                               OPERATIONS       OPERATIONS        TOTAL
                                                                              ------------     ------------    ------------
                                                                                              (IN THOUSANDS)
NINE MONTHS ENDED SEPTEMBER 30, 2004:

  REVENUES:
  Fee income:
     Variable annuity policy fees, net of reinsurance ......................  $    270,492     $         --    $    270,492
     Asset management fees .................................................            --           66,521          66,521
     Universal life insurance policy fees, net of reinsurance ..............        25,188               --          25,188
     Surrender charges .....................................................        19,973               --          19,973
     Other fees ............................................................            --           11,049          11,049
                                                                              ------------     ------------    ------------
  Total fee income .........................................................       315,653           77,570         393,223

  Investment income ........................................................       272,708              549         273,257
  Net realized investment losses ...........................................       (24,877)              --         (24,877)
                                                                              ------------     ------------    ------------
  Total revenues ...........................................................       563,484           78,119         641,603
                                                                              ------------     ------------    ------------
  BENEFITS AND EXPENSES:
  Interest expense .........................................................       166,349            1,621         167,970
  General and administrative expenses ......................................        75,873           28,409         104,282
  Amortization of deferred acquisition costs and other deferred expenses ...        90,490           23,515         114,005
  Annual commissions .......................................................        45,245               --          45,245
  Claims on universal life contracts, net of reinsurance recoveries ........        13,499               --          13,499
  Guaranteed benefits, net of reinsurance recoveries .......................        48,240               --          48,240
                                                                              ------------     ------------    ------------
  Total benefits and expenses ..............................................       439,696           53,545         493,241
                                                                              ------------     ------------    ------------
  Pretax income before cumulative effect of accounting change ..............  $    123,788     $     24,574    $    148,362
                                                                              ============     ============    ============
  Total assets .............................................................  $ 29,917,921     $    195,948    $ 30,113,869
                                                                              ============     ============    ============
  Expenditures for long-lived assets .......................................  $         --     $         91    $         91
                                                                              ============     ============    ============

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5.    SEGMENT INFORMATION (Continued)

                                                                                                  ASSET
                                                                                ANNUITY         MANAGEMENT
                                                                               OPERATIONS       OPERATIONS        TOTAL
                                                                              ------------     ------------    ------------
                                                                                              (IN THOUSANDS)
NINE MONTHS ENDED SEPTEMBER 30, 2003:
  REVENUES:
  Fee income:
     Variable annuity policy fees, net of reinsurance ......................  $    201,179     $         --    $    201,179
     Asset management fees .................................................            --           46,414          46,414
     Universal life insurance policy fees, net of reinsurance ..............        26,540               --          26,540
     Surrender charges .....................................................        21,249               --          21,249
     Other fees ............................................................            --           10,430          10,430
                                                                              ------------     ------------    ------------
  Total fee income .........................................................       248,968           56,844         305,812
  Investment income ........................................................       295,948            3,218         299,166
  Net realized investment losses ...........................................       (26,570)              --         (26,570)
                                                                              ------------     ------------    ------------
  Total revenues ...........................................................       518,346           60,062         578,408
                                                                              ------------     ------------    ------------
  BENEFITS AND EXPENSES:
  Interest expense .........................................................       179,806            2,044         181,850
  General and administrative expenses ......................................        59,281           25,326          84,607
  Amortization of deferred acquisition costs and other deferred expenses ...       123,477           16,321         139,798
  Annual commissions .......................................................        41,595               --          41,595
  Claims on universal life contracts, net of reinsurance recoveries ........        15,255               --          15,255
  Guaranteed benefits, net of reinsurance recoveries .......................        51,182               --          51,182
                                                                              ------------     ------------    ------------
  Total benefits and expenses ..............................................       470,596           43,691         514,287
                                                                              ------------     ------------    ------------
  Pretax income before cumulative effect of accounting change ..............  $     47,750     $     16,371    $     64,121
                                                                              ============     ============    ============
  Total assets .............................................................  $ 25,990,038     $    218,902    $ 26,208,940
                                                                              ============     ============    ============
  Expenditures for long-lived assets .......................................  $         --     $      2,741    $      2,741
                                                                              ============     ============    ============

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      MANAGEMENT'S DISCUSSION AND ANALYSIS
                OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

      Management's discussion and analysis of financial condition and results of operations of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) (the "Company") for the three months and nine months ended September 30, 2004 and 2003 follows. Certain prior period amounts have been reclassified to conform to the current period's presentation.

      In connection with the "safe harbor" provisions of the Private Securities Litigation Reform Act of 1995, the Company cautions readers regarding certain forward-looking statements contained in this report and in any other statements made by, or on behalf of, the Company, whether or not in future filings with the Securities and Exchange Commission (the "SEC"). Forward-looking statements are statements not based on historical information and which relate to future operations, strategies, financial results, or other developments. Statements using verbs such as "expect," "anticipate," "believe" or words of similar import generally involve forward-looking statements. Without limiting the foregoing, forward-looking statements include statements which represent the Company's beliefs concerning future levels of sales and redemptions of the Company's products, investment spreads and yields, or the earnings and profitability of the Company's activities.

      Forward-looking statements are necessarily based on estimates and assumptions that are inherently subject to significant business, economic and competitive uncertainties and contingencies, many of which are beyond the Company's control and many of which are subject to change. These uncertainties and contingencies could cause actual results to differ materially from those expressed in any forward-looking statements made by, or on behalf of, the Company. Whether or not actual results differ materially from forward-looking statements may depend on numerous foreseeable and unforeseeable developments. Some may be national in scope, such as general economic conditions, changes in tax law and changes in interest rates. Some may be related to the insurance industry generally, such as pricing, competition, regulatory developments and industry consolidation. Others may relate to the Company specifically, such as credit, volatility and other risks associated with the Company's investment portfolio. Investors are also directed to consider other risks and uncertainties discussed in documents filed by the Company with the SEC. The Company disclaims any obligation to update forward-looking information.

CRITICAL ACCOUNTING POLICIES

      The Company considers its most critical accounting policies those policies with respect to valuation of certain financial instruments, amortization of deferred acquisition costs and other deferred expenses and the reserve for guaranteed benefits. In the implementation of each of the aforementioned policies, management is required to exercise its judgment on both a quantitative and qualitative basis. Further explanation of how management exercises that judgment follows.

      VALUATION OF CERTAIN FINANCIAL INSTRUMENTS: Gross unrealized losses on debt and equity securities available for sale amounted to $35.5 million at September 30, 2004. In determining if and when a decline in fair value below amortized cost is other than temporary, the Company evaluates at each reporting period the market conditions, offering prices, trends of earnings, price multiples, and other key measures for investments in debt and equity securities. In particular, for debt securities, the Company assesses the probability that all amounts due are collectible according to the contractual terms of the obligation. When such a decline in value is deemed to be other than temporary, the Company recognizes an impairment loss in the current period operating results to the extent of the decline (See also discussion within "Capital Resources and Liquidity" herein).

      Securities in the Company's portfolio with a carrying value of approximately $892.1 million at September 30, 2004 do not have readily determinable market prices. For these securities, the Company estimates the fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities. All such securities are classified as available for sale. The Company's ability to liquidate its positions in these securities will be impacted to a significant degree by the lack of an actively traded market, and the Company may not be able to dispose of these investments in a timely manner. Although the Company believes its estimates reasonably reflect the fair value of those securities, the key assumptions about the risk-free interest rates, risk premiums, performance of underlying collateral, if any, and other factors may not reflect those of an active market.

      AMORTIZATION OF DEFERRED ACQUISITION COSTS AND OTHER DEFERRED EXPENSES:
Approximately 79% of the amortization of deferred acquisition costs ("DAC") and other deferred expenses was attributed to policy acquisition costs deferred by the annuity operations and 21% was attributed to the distribution costs deferred by the asset management operations. For the annuity operations, the Company amortizes DAC and other deferred expenses based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies over the estimated lives of the fund deposits on a straight-line basis. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities, fixed options of variable annuities and universal life contracts) supporting the annuity obligations, costs of providing policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when current or estimates of future gross profits to be realized from its annuity policies are revised. Approximately 96% of the DAC balance attributed to annuity operations at September 30, 2004 related to variable annuity products and 4% related to fixed annuity and universal life products.

      DAC amortization on annuities is sensitive to surrender rates, claims costs, and the actual and assumed future growth rate of the assets supporting the Company's obligations under annuity policies. With respect to fixed annuities, the growth rate depends on the yield on the general account assets supporting those annuities. With respect to variable annuities, the growth rate depends on the performance of the investment options available under the annuity contract and the allocation of assets among these various investment options.

      The assumption the Company uses for the long-term annual net growth of the separate account assets in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows it to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance was 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would be approximately 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate assumption (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      For the asset management operations, the Company defers distribution costs that are directly related to the sale of mutual funds which have a 12b-1 distribution plan and/or a contingent deferred sales charge feature, (collectively, "Distribution Fee Revenue"). These costs are amortized on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. The carrying value of the deferred asset is subject to continuous review based on projected Distribution Fee Revenue. Amortization of deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is sensitive to estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

      RESERVE FOR GUARANTEED BENEFITS: Pursuant to the adoption of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") on January 1, 2004, the Company is required to recognize a liability for guaranteed minimum death benefits ("GMDB") and other guaranteed benefits. In calculating the projected liability, five thousand stochastically generated investment performance scenarios were developed using the Company's best estimates. These assumptions included, among others, mean equity return and volatility, mortality rates and lapse rates. The estimation of cash flow and the determination of the assumptions used require judgment, which can, at times, be subjective.

      Several of the guaranteed benefits are sensitive to equity market conditions. The Company uses the purchase of reinsurance and capital market hedging strategies to mitigate the risk of paying benefits in excess of account values as a result of significant downturns in equity markets. Risk mitigation may or may not reduce the volatility of net income resulting from equity market volatility. Reinsurance or hedges are secured when the cost is less than the risk reduction. The Company expects to use either additional reinsurance or capital market hedges for risk mitigation on an opportunistic basis. Despite the purchase of reinsurance or hedges, the reinsurance or hedge secured may be inadequate to completely offset the effects of changes in equity markets.

RESULTS OF OPERATIONS

      NET INCOME totaled $43.1 million in the third quarter of 2004, compared with $18.2 million in the third quarter of 2003. For the nine months ended September 30, 2004, net income amounted to $50.0 million, compared to $49.4 million in 2003.

      CUMULATIVE EFFECT OF ACCOUNTING CHANGE, NET OF TAX reflected the adoption of SOP 03-1 on January 1, 2004. The Company recorded a loss of $62.6 million, net of tax, which is recognized in the consolidated statement of income and comprehensive income as a cumulative effect of accounting change for the nine months ended September 30, 2004.

      PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE totaled $51.5 million in the third quarter of 2004, compared with $23.6 million in the third quarter of 2003. For the nine months, pretax income before cumulative effect of accounting change totaled $148.4 million in 2004, compared to $64.1 million in 2003. The increase in both the third quarter and the nine months of 2004 was primarily due to higher variable annuity and asset management fee income and decreased amortization of deferred acquisition costs and other deferred expenses partially offset by lower investment income and higher general and administrative expenses.

      INCOME TAX EXPENSE totaled $8.4 million in the third quarter of 2004, $5.4 million in the third quarter of 2003, $35.8 million in the nine months of 2004 and $14.7 million in the nine months of 2003, representing effective tax rates of 16%, 23%, 24% and 23%, respectively. The decrease in the third quarter of 2004 results from the recognition of certain tax credits and a decrease in state taxes.

BUSINESS SEGMENTS

      Effective January 1, 2004, SunAmerica Life Insurance Company (the "Parent") contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo"), which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS"). This contribution increased the Company's shareholder's equity by approximately $99.1 million (see Note 1 of Notes to Consolidated Financial Statements). Effective January 1, 2004, the Company's earnings include the asset management operations of SAAMCo, SACS and SFS. Prior year results have been restated to account for this contribution as if it had occurred at the beginning of the earliest period presented.

      The Company has two business segments: annuity operations and asset management operations. The annuity operations consist of the sale and administration of deposit-type insurance contracts, such as variable and fixed annuities, universal life insurance and guaranteed investment contracts. The Company focuses primarily on the marketing of variable annuity products. The variable annuity products offer investors a broad spectrum of fund alternatives, with a choice of investment managers, as well as guaranteed fixed-rate account options. The Company earns fee income on investments in the variable account options and net investment spread on the fixed-rate account options.

      The asset management operations are conducted by the Company's registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

ANNUITY OPERATIONS

      PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE totaled $42.4 million in the third quarter of 2004, compared with $15.1 million in the third quarter of 2003. For the nine months, pretax income before cumulative effect of accounting change totaled $123.8 million in 2004, compared to $47.8 million in 2003. The increase in 2004 compared to 2003 was primarily due to higher variable annuity policy fee income and lower amortization of deferred acquisition costs and other deferred expenses partially offset by higher general and administrative and other expenses.

      NET INVESTMENT SPREAD, a non-GAAP measure, which represents investment income earned on invested assets less interest credited to fixed annuity contracts, fixed accounts of variable annuity contracts, universal life insurance contracts and guaranteed investment contracts is a key measurement used by the Company in evaluating the profitability of its business. Accordingly, the Company presents an analysis of net investment spread because the Company has determined this measure to be useful and meaningful.

      In evaluating its investment yield and net investment spread, the Company calculates average invested assets using the amortized cost of bonds, notes and redeemable preferred stocks. This basis does not include unrealized gains and losses, which are reflected in the carrying value (i.e., fair value) of those investments pursuant to Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities". In the calculation of average invested assets, the Company excludes cash collateral received from a securities lending program, which is offset by a securities lending payable in the same amount. The Company participates in a securities lending program with an affiliated agent, pursuant to which it lends its securities and primarily takes cash as collateral with respect to the securities lent. Participation in securities lending agreements provides additional net investment income for the Company, resulting from investment income earned on the collateral, less interest paid on the securities lending agreements and the related management fees paid to an affiliate to administer the program.

      An analysis of net investment spread and a reconciliation to pretax income before cumulative effect of accounting change is presented in the following table:

                                                                    THREE MONTHS ENDED         NINE MONTHS ENDED
                                                                       SEPTEMBER 30,              SEPTEMBER 30,
                                                                 ------------------------   ------------------------
                                                                    2004          2003         2004          2003
                                                                 ----------    ----------   ----------    ----------
                                                                                    (IN THOUSANDS)
Investment income .............................................  $   87,932    $   99,123   $  272,708    $  295,948
Interest credited to fixed annuity contracts and fixed
  accounts of variable annuity contracts ......................     (35,799)      (38,482)    (106,606)     (116,575)
Interest credited to universal life insurance contracts .......     (18,474)      (19,303)     (55,479)      (57,142)
Interest credited to guaranteed investment contracts ..........      (1,550)       (2,042)      (4,264)       (6,089)
                                                                 ----------    ----------   ----------    ----------
Net investment spread .........................................      32,109        39,296      106,359       116,142

Net realized investment losses ................................     (15,151)      (17,940)     (24,877)      (26,570)
Fee income, net of reinsurance ................................     105,895        87,287      315,653       248,968
General administrative expenses, net of deferrals .............     (23,272)      (18,992)     (75,873)      (59,281)
Amortization of DAC and other deferred expenses ...............     (21,160)      (44,400)     (90,490)     (123,477)
Annual commissions ............................................     (15,114)      (11,422)     (45,245)      (41,595)
Claims on UL contracts, net of reinsurance recoveries .........      (3,577)       (4,022)     (13,499)      (15,255)
Guaranteed benefits, net of reinsurance recoveries ............     (17,314)      (14,723)     (48,240)      (51,182)
                                                                 ----------    ----------   ----------    ----------
Pretax income before cumulative effect of accounting change ...  $   42,416    $   15,084   $  123,788    $   47,750
                                                                 ==========    ==========   ==========    ==========

      Net investment spread totaled $32.1 million in the third quarter of 2004, compared to $39.3 million in the third quarter of 2003. These amounts equal 2.06% on average invested assets (computed on a daily basis) of $6.23 billion in the third quarter of 2004 and 2.35% on average invested assets of $6.69 billion in the third quarter of 2003. For the nine months, net investment spread totaled $106.4 million in 2004 and $116.1 million in 2003, representing 2.27% of average invested assets of $6.25 billion in 2004 and 2.30% of average invested assets of $6.72 billion in 2003 on an annualized basis.

      The components of net investment spread were as follows (percentages represent annualized rates):

                                                                         THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                            SEPTEMBER 30,               SEPTEMBER 30,
                                                                      ------------------------    ------------------------
                                                                         2004          2003          2004          2003
                                                                      ----------    ----------    ----------    ----------
                                                                                         (IN THOUSANDS)
Net investment spread ..............................................  $   32,109    $   39,296    $  106,359    $  116,142
Average invested assets ............................................   6,225,262     6,686,235     6,254,328     6,718,648
Average interest-bearing liabilities ...............................   5,966,369     6,440,801     5,986,790     6,465,731

Yield on average invested assets ...................................        5.65%         5.93%         5.81%         5.87%
Rate paid on average interest-bearing liabilities ..................        3.74          3.72          3.70          3.71
                                                                      ----------    ----------    ----------    ----------
Difference between yield and interest rate paid ....................        1.91%         2.21%         2.11%         2.16%
                                                                      ==========    ==========    ==========    ==========
Net investment spread as a percentage of average invested assets ...        2.06%         2.35%         2.27%         2.30%
                                                                      ==========    ==========    ==========    ==========

      The decline in average invested assets resulted primarily from net exchanges from fixed accounts into the separate accounts of variable annuity contracts, partially offset by sales of the fixed account options of the Company's variable annuity products. Sales of fixed annuities and fixed annuity options ("Fixed Annuity Deposits") and renewal deposits on its universal life product totaled $323.1 million in the third quarter of 2004, $389.3 million in the third quarter of 2003, $1.12 billion in the nine months of 2004 and $1.22 billion in the nine months of 2003, and are largely deposits for the fixed account options of variable annuities. On an annualized basis, Fixed Annuity Deposits represent 22%, 25%, 25% and 27%, respectively, of the related reserve balances at the beginning of the respective periods.

      Net investment spreads include the effect of income earned or interest paid on the difference between average invested assets and average interest-bearing liabilities. Average invested assets exceeded average interest-bearing liabilities by $258.9 million in the third quarter of 2004, compared with $245.4 million in the third quarter of 2003. For the nine months, average invested assets exceeded average interest-bearing liabilities by $267.5 million in 2004, compared with $252.9 million in 2003. The difference between the Company's yield on average invested assets and the rate paid on average interest-bearing liabilities was 1.91% in the third quarter of 2004, 2.21% in the third quarter of 2003, 2.11% in the nine months of 2004 and 2.16% in the nine months of 2003.

      Investment income (and the related yields on average invested assets) totaled $87.9 million (5.65%) in the third quarter of 2004, $99.1 million (5.93%) in the third quarter of 2003, $272.7 million (5.81%) in the nine months of 2004 and $295.9 million (5.87%) in the nine months of 2003. The decrease in the investment yield primarily reflects the historically low prevailing interest rate environment that has persisted throughout 2003 and 2004, as well as $1.7 million in losses from the mark to market of the S&P 500 put options and the GMAV embedded derivatives in the third quarter of 2004, compared to a $1.5 million income in the third quarter of 2003. Excluding the impact of the put options and embedded derivatives, investment income would have been $89.6 million (5.76%) and $97.6 (5.84%) in the third quarters of 2004 and 2003, respectively. Expenses incurred to manage the investment portfolio amounted to $0.5 million in the third quarter of 2004, $0.6 million in the third quarter of 2003, $1.8 million in the nine months of 2004 and $1.7 million in the nine months of 2003. These expenses are included as a reduction of investment income in the consolidated statement of income and comprehensive income.

      Interest expense totaled $55.8 million in the third quarter of 2004 and $59.8 million in the third quarter of 2003. For the nine months, interest expense aggregated $166.3 million in 2004, compared with $179.8 million in 2003. The average rate paid on all interest-bearing liabilities was 3.74% in the third quarter of 2004, compared with 3.72% in the third quarter of 2003. For the nine months, the average rate paid on all interest-bearing liabilities was 3.70% in 2004 and 3.71% in 2003. Interest-bearing liabilities averaged $5.97 billion during the third quarter of 2004, $6.44 billion during the third quarter of 2003, $5.99 billion during the nine months of 2004 and $6.47 billion during the nine months of 2003.

      NET REALIZED INVESTMENT LOSSES totaled $15.2 million in the third quarter of 2004, compared with $17.9 million in the third quarter of 2003 and include impairment writedowns of $15.4 million and $20.3 million, respectively. For the nine months, net realized investment losses totaled $24.9 million in 2004, compared with $26.6 million in 2003 and include impairment writedowns of $17.9 million and $35.9 million, respectively. Thus, net realized gains from sales and redemptions of investments totaled $0.2 million in the third quarter of 2004 and $2.4 million in the third quarter of 2003. For the nine months, net realized losses from sales and redemptions of investments totaled $7.0 million in 2004, compared to net realized gains of $9.3 million in 2003.

      The Company sold or redeemed invested assets, principally bonds and notes, aggregating $320.3 million in the third quarter of 2004, $265.4 million in the third quarter of 2003, $1.50 billion in the nine months of 2004 and $1.62 billion in the nine months of 2003. Sales of investments result from the active management of the Company's investment portfolio. Because redemptions of investments are generally involuntary and sales of investments are made in both rising and falling interest rate environments, net gains and losses from sales and redemptions of investments fluctuate from period to period, and represent 0.01%, 0.14%, 0.15% and 0.17% of average invested assets in the third quarter of 2004, the third quarter of 2003, the nine months of 2004 and the nine months of 2003, respectively. Active portfolio management involves the ongoing evaluation of asset sectors, individual securities within the investment portfolio and the reallocation of investments from sectors that are perceived to be relatively overvalued to sectors that are perceived to be relatively undervalued. The intent of the Company's active portfolio management is to maximize total returns on the investment portfolio, taking into account credit, option, liquidity and interest-rate risk.

      Impairment writedowns include $15.4 million, $20.3 million, $17.9 million and $35.9 million of provisions principally applied to bonds in the third quarter of 2004, the third quarter of 2003, the nine months of 2004 and the nine months of 2003, respectively. On an annualized basis, impairment writedowns represent 0.99%, 1.21%, 0.38% and 0.71% of average invested assets in the respective periods. For the twenty quarters ended September 30, 2004, impairment writedowns as an annualized percentage of average invested assets have ranged from 0.07% to 1.95% and have averaged 0.69%. Such writedowns are based upon estimates of the fair value of invested assets and recorded when declines in the value of such assets are considered to be other than temporary. Actual realization will be dependent upon future events.

      VARIABLE ANNUITY POLICY FEES, NET OF REINSURANCE are based on the market value of assets in separate accounts supporting variable annuity contracts. Such fees totaled $91.9 million in the third quarter of 2004 and $72.2 million in the third quarter of 2003 and are net of reinsurance premiums of $6.7 million and $8.9 million, respectively. For the nine months, variable annuity policy fees totaled $270.5 million in 2004 and $201.2 million in 2003 and are net of reinsurance premiums of $21.7 million and $23.0 million, respectively. The increased fees in 2004 as compared to 2003 primarily reflect the improved equity market conditions in early 2004 and the latter part of 2003, and the resulting favorable impact on market values of the assets in the separate accounts. On an annualized basis, variable annuity policy fees represent 1.8%, 1.7%, 1.8% and 1.7% of average variable annuity assets in the third quarters and nine months of 2004 and 2003, respectively. Variable annuity assets averaged $20.13 billion, $16.88 billion, $20.03 billion and $15.68 billion during the respective periods. Variable annuity deposits, which exclude deposits allocated to the fixed accounts of variable annuity products, totaled $586.0 million in the third quarter of 2004 and $484.1 million in the third quarter of 2003. For the nine months, variable annuity deposits totaled $2.09 billion in 2004, compared with $1.21 billion in 2003. On an annualized basis, these amounts represent 11%, 12%, 15% and 11% of variable annuity reserves at the beginning of the respective periods. The increase in variable annuity deposits in the nine months of 2004 reflected increased demand for variable annuity products due to the improved equity market conditions in early 2004 and the latter part of 2003. Transfers from the fixed accounts of the Company's variable annuity products to the separate accounts are not classified as variable annuity deposits. Accordingly, changes in variable annuity deposits are not necessarily indicative of the ultimate allocation by customers among fixed and variable account options of the Company's variable annuity products.

      Sales of variable annuity products (which include deposits allocated to the fixed accounts) ("Variable Annuity Product Sales") amounted to $898.2 million, $863.2 million, $3.17 billion and $2.39 billion in the third quarters and the nine months of 2004 and 2003, respectively. Such sales primarily reflect those of the Company's Polaris and Seasons families of variable annuity products. The Company's variable annuity products are primarily multi-manager variable annuities that offer investors a choice of several variable funds as well as a number of guaranteed fixed-rate funds. Investors can select from a choice of several variable funds and up to 7 guaranteed fixed-rate funds, depending on the product. The increase in Variable Annuity Product Sales for the nine months reflects the generally improved equity market conditions in early 2004 and the latter part of 2003. The 23% decrease in Variable Annuity Product Sales in the third quarter of 2004 compared to the prior quarter primarily reflects generally difficult equity market conditions during the third quarter.

      The Company has encountered increased competition in the variable annuity marketplace during recent years and anticipates that the market will remain highly competitive for the foreseeable future. Also, from time to time, Federal initiatives are proposed that could affect the taxation of annuities (see "Regulation").

      UNIVERSAL LIFE INSURANCE POLICY FEES, NET OF REINSURANCE amounted to $7.5 million in the third quarter of 2004 and $8.2 million in the third quarter of 2003 and are net of reinsurance premiums of $9.3 million and $9.1 million, respectively. For the nine months, universal life insurance policy fees totaled $25.2 million in 2004 and $26.5 million in 2003 and are net of reinsurance premiums of $25.7 million and $25.4 million, respectively. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. The administrative fees are assessed based on the number of policies in force as of the end of each month. The Company acquired its universal life contracts as part of the acquisition of business from MBL Life Assurance Corporation on December 31, 1998 and does not actively market such contracts. Such fees annualized represent 2.0%, 2.1%, 2.2% and 2.2% of average reserves for universal life insurance contracts in the respective periods.

      SURRENDER CHARGES on variable annuity and universal life insurance contracts totaled $6.5 million in the third quarter of 2004 and $6.9 million in the third quarter of 2003. For the nine months, such surrender charges totaled $20.0 million in 2004 and $21.2 million in 2003. Surrender charge periods range from zero to nine years from the date a deposit is received. Surrender charges generally are assessed on withdrawals at declining rates during the first seven or nine years following receipt of the deposit.

      GENERAL AND ADMINISTRATIVE EXPENSES totaled $23.3 million in the third quarter of 2004 and $19.0 million in the third quarter of 2003. For the nine months, general and administrative expenses totaled $75.9 million in 2004 and $59.3 million in 2003. The increase in 2004 results from higher information technology costs and payroll related expenses resulting from higher sales and the servicing of such additional business. General and administrative expenses remain closely controlled through a company-wide cost containment program and continue to represent less than 1% of average total assets.

      AMORTIZATION OF DEFERRED ACQUISITION COSTS AND OTHER DEFERRED EXPENSES totaled $21.2 million in the third quarter of 2004, compared to $44.4 million in the third quarter of 2003. For the nine months, such amortization totaled $90.5 million in 2004 and $123.5 million in 2003. The prior year included accelerated amortization due to impairments of certain products and higher than anticipated surrenders on certain products with features which have been discontinued.

      ANNUAL COMMISSIONS totaled $15.1 million in the third quarter of 2004, compared with $11.4 million in the third quarter of 2003. For the nine months, annual commissions totaled $45.2 million in 2004 and $41.6 million in 2003. Annual commissions represent renewal commissions paid quarterly in arrears to maintain the persistency of certain of the Company's variable annuity contracts. Substantially all of the Company's currently available variable annuity products allow for an annual commission payment option in return for a lower immediate commission. The vast majority of the Company's average balances of its variable annuity products are currently subject to such annual commissions.

      CLAIMS ON UNIVERSAL LIFE CONTRACTS, NET OF REINSURANCE RECOVERIES totaled $3.6 million in the third quarter of 2004, compared to $4.0 million in the third quarter of 2003 and are net of reinsurance recoveries of $5.9 million and $9.0 million, respectively. For the nine months, such claims totaled $13.5 million in 2004 and $15.3 million in 2003 and are net of reinsurance recoveries of $28.6 million and $26.8 million, respectively. The change in such claims resulted principally from changes in mortality experience.

      GUARANTEED BENEFITS, NET OF REINSURANCE RECOVERIES on variable annuity contracts totaled $17.3 million in the third quarter of 2004, compared with $14.7 million in the third quarter of 2003 and are net of reinsurance recoveries of $0.1 million and $1.3 million, respectively. For the nine months, guaranteed benefits paid or accrued, net of reinsurance recoveries amounted to $48.2 million in 2004 and $51.2 million in 2003 and are net of reinsurance recoveries of $2.5 million and $7.1 million, respectively. These guaranteed benefits consist primarily of guaranteed minimum death benefits as well as immaterial amounts of earnings enhancement benefits and guaranteed minimum income benefits. These guarantees are described in more detail in the following paragraphs. The decrease during the nine months of 2004 reflects the generally improved equity market conditions in early 2004 and the latter part of 2003. Downturns in the equity markets could increase these expenses.

      Guaranteed minimum death benefits ("GMDB") are issued on a majority of the Company's variable annuity products. GMDB provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of
(1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by contract holder. The Company bears the risk that death claims following a decline in the equity markets may exceed contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of September 30, 2004, the Company has reinsurance coverage on approximately 30% of in-force contracts with GMDB (calculated based on account value) and will be ceding only a small number of new contracts through the end of 2004. The Company does not currently have reinsurance coverage on any contracts to be sold after December 2004. Reinsurance coverage is subject to limitations such as caps and deductibles. On January 1, 2004, the Company recorded a liability for GMDB (see
Note 2 of Notes to Consolidated Financial Statements) pursuant to adoption of a new accounting standard, SOP 03-1.

      Earnings enhancement benefit ("EEB") is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At September 30, 2004, based on current account value, approximately 8% of in-force contracts include EEB coverage and 86% of the contracts with EEB are reinsured.

      Guaranteed minimum income benefit ("GMIB") is a feature the Company offers on certain variable annuity products. This feature provides a minimum fixed annuity payment guarantee for those contract holders who choose to receive fixed lifetime annuity payments after a seven, nine, or ten-year waiting period in their deferred annuity contracts. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The majority of the Company's products containing the GMIB feature have been reinsured. However, the Company does not have reinsurance coverage on contracts sold after July 2004. As there is a waiting period to annuitize using the GMIB, there are virtually no policies eligible to receive this benefit at September 30, 2004.

      Guaranteed minimum account value ("GMAV") is a feature the Company began offering on certain variable annuity products in the third quarter of 2002. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of the deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchased put options on the S&P 500 index to partially offset this risk. Changes in the market value of both the GMAV benefit and the put options are recorded in investment income in the accompanying consolidated statement of income and comprehensive income.

      Guaranteed minimum withdrawal benefit ("GMWB") is a feature the Company began offering on certain variable annuity products in May of 2004. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days adjusted for any subsequent withdrawals ("Eligible Premium"). These guaranteed annual withdrawals of up to 10% of Eligible Premium, are available after either a three-year or a five-year waiting period, as elected by the contract holder at the time of contract issuance, without reducing the future amounts guaranteed. If no withdrawals have been made during the waiting period of 3 or 5 years, the contract holder will realize an additional 10% or 20%, respectively, of Eligible Premium after all other amounts guaranteed under this benefit have been paid. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company is in the process of implementing a capital market hedging strategy for this feature.

      As of September 30, 2004, substantially all of the Company's near-term exposure to guaranteed benefits relates to GMDB and EEB. However, as sales of products with other guaranteed benefits increase, the Company expects these newer guarantees to have a potential impact on operating results in periods when equity market returns are inadequate to support those contractual guarantees.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. Due to the high credit ratings and periodic monitoring of these ratings of the reinsurers, such risks are considered to be minimal.

ASSET MANAGEMENT OPERATIONS

      PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE totaled $9.1 million in the third quarter of 2004 compared to an $8.5 million in the third quarter of 2003. For the nine months, pretax income before cumulative effect of accounting change amounted to $24.6 million in 2004 and $16.4 million in 2003. The increases in the third quarter and nine months of 2004 from 2003 resulted from increased asset management fees, partially offset by increased amortization of DAC and other deferred expenses.

      ASSET MANAGEMENT FEES, which include investment advisory fees and 12b-1 distribution fees, are based on the market value of assets managed in mutual funds by SAAMCo. Such fees totaled $23.0 million on average assets managed of $9.53 billion in the third quarter of 2004 and $17.6 million on average assets managed of $8.42 billion in the third quarter of 2003. For the nine months, asset management fees amounted to $66.5 million on average assets managed of $9.59 billion in 2004 and $46.4 million on average assets managed of $7.88 billion in 2003. The increase in asset management fees is primarily the result of a higher average asset base and higher margin on account servicing fees. Mutual fund sales, excluding sales of money market accounts and private accounts, totaled $466.6 million in the third quarter of 2004, compared to $572.6 million in the third quarter of 2003. For the nine months, mutual fund sales amounted to $1.70 billion in 2004 and $1.57 billion in 2003. Redemptions of mutual funds, excluding redemptions of money market accounts, amounted to $386.1 million in the third quarter of 2004, $340.8 million in the third quarter of 2003, $1.13 billion in the nine months of 2004 and $1.11 billion in the nine months of 2003, which, annualized, represent 20%, 21%, 19% and 25%, respectively, of average related mutual fund assets. The increase in sales in the nine months of 2004 principally reflects increasing demand for equity products, due to generally improved equity market conditions in early 2004 and the latter part of 2003. The 13% decrease in mutual fund sales in the third quarter of 2004 compared to the prior quarter primarily reflects generally difficult equity market conditions during the third quarter.

      GENERAL AND ADMINISTRATIVE EXPENSES totaled $9.4 million in the third quarter of 2004, $7.3 million in the third quarter of 2003, $28.4 million in the nine months of 2004 and $25.3 million in the nine months of 2003. General and administrative expenses increased in 2004 due primarily to increased costs associated with higher sales and the servicing of such additional business.

      AMORTIZATION OF DEFERRED ACQUISITION COSTS AND OTHER DEFERRED EXPENSES includes amortization of distribution costs which totaled $8.1 million in the third quarter of 2004, compared with $5.9 million in the third quarter of 2003. For the nine months, such amortization totaled $23.5 million in 2004 and $16.3 million in 2003. The increase in amortization was primarily due to additional mutual fund sales since the third quarter of 2003 and amortization of the deferred commissions thereon.

CAPITAL RESOURCES AND LIQUIDITY

      SHAREHOLDER'S EQUITY increased to $1.61 billion at September 30, 2004 from $1.56 billion at December 31, 2003. The increase reflected $50.0 million of net income partially offset by $3.2 million decrease in unrealized gains, net of the effect of taxes and DAC, and a $2.5 million dividend to the Parent.

      INVESTMENTS AND CASH at September 30, 2004 totaled $7.78 billion, compared with $7.12 billion at December 31, 2003. The Company's invested assets are managed by an affiliate. The following table summarizes the Company's portfolio of bonds, notes and redeemable preferred stocks (the "Bond Portfolio") and other investments and cash at September 30, 2004 and December 31, 2003:

                                             SEPTEMBER 30, 2004             DECEMBER 31, 2003
                                        ---------------------------   ---------------------------
                                           FAIR          PERCENT OF      FAIR          PERCENT OF
                                           VALUE         PORTFOLIO       VALUE         PORTFOLIO
                                        ------------    -----------   ------------    -----------
                                                 (IN THOUSANDS, EXCEPT FOR PERCENTAGES)
Bond Portfolio:
U.S. government securities ...........  $     30,329          0.4%    $     19,651          0.3%
Mortgage-backed securities ...........     1,012,221         13.0        1,162,757         16.3
Securities of public utilities .......       325,649          4.2          334,959          4.7
Corporate bonds and notes ............     2,926,886         37.5        2,845,597         39.9
Redeemable preferred stocks ..........        21,550          0.3           22,175          0.3
Other debt securities ................       951,239         12.2        1,120,661         15.7
                                        ------------      -------     ------------      -------
Total Bond Portfolio .................     5,267,874         67.6        5,505,800         77.2
Mortgage loans .......................       675,778          8.7          716,846         10.1
Common stocks ........................         4,889          0.1              727          0.0
Cash and short-term investments ......       261,815          3.4          133,105          1.9
Securities lending collateral ........     1,327,722         17.0          514,145          7.2
Other ................................       251,054          3.2          254,010          3.6
                                        ------------      -------     ------------      -------
Total investments and cash ...........  $  7,789,132        100.0%    $  7,124,633        100.0%
                                        ============      =======     ============      =======

      The Company's general investment philosophy is to hold fixed-rate assets for long-term investment. Thus, it does not have a trading portfolio. However, the Company has determined that all of the Bond Portfolio is available to be sold in response to changes in market interest rates, changes in relative value of asset sectors and individual securities, changes in prepayment risk, changes in the credit quality outlook for certain securities, the Company's need for liquidity and other similar factors.

      THE BOND PORTFOLIO, which constituted 68% of the Company's total investment portfolio at September 30, 2004, had an aggregate fair value that was $152.6 million greater than its amortized cost at September 30, 2004, compared with $154.6 million at December 31, 2003.

      At September 30, 2004, the Bond Portfolio had an aggregate fair value of $5.27 billion and an aggregate amortized cost of $5.12 billion. At September 30, 2004, the Bond Portfolio (excluding $21.6 million of redeemable preferred stocks) included $5.17 billion of bonds rated by Standard & Poor's ("S&P"), Moody's Investors Service ("Moody's"), Fitch ("Fitch") or the National Association of Insurance Commissioners ("NAIC"), and $71.5 million of bonds rated by the Company pursuant to statutory ratings guidelines established by the NAIC. At September 30, 2004, approximately $4.86 billion of the Bond Portfolio was investment grade, including $1.04 billion of mortgage-backed securities and U.S. government/agency securities.

      At September 30, 2004, the Bond Portfolio included $383.4 million of bonds that were not investment grade. These non-investment-grade bonds accounted for approximately 1.3% of the Company's total assets and approximately 4.9% of its invested assets. Non-investment-grade securities generally provide higher yields and involve greater risks than investment-grade securities because their issuers typically are more highly leveraged and more vulnerable to adverse economic conditions than investment-grade issuers. In addition, the trading market for these securities is usually more limited than for investment-grade securities. An economic downturn could produce higher than average issuer defaults on the non-investment-grade securities, which could cause the Company's investment returns and net income to decline. At September 30, 2004, the Company's non-investment-grade bond portfolio consisted of 174 issues with no single issuer representing more than 10% of the total non-investment-grade portfolio. These non-investment-grade securities are comprised of bonds spanning 10 industries with 22% of these assets concentrated in telecommunications, 19% concentrated in utilities, 14% concentrated in financial services and 10% concentrated in noncyclical consumer products. No other industry concentration constituted more than 10% of these assets.

      The table below summarizes the Company's rated bonds by rating classification as of September 30, 2004.

                      RATED BONDS BY RATING CLASSIFICATION
                             (DOLLARS IN THOUSANDS)

                                                     ISSUES NOT RATED BY S&P/MOODY'S/
       ISSUES RATED BY S&P/MOODY'S/FITCH                 FITCH, BY NAIC CATEGORY                            TOTAL
----------------------------------------------    --------------------------------------    --------------------------------------
                                                                                                                        PERCENT OF
                                                                                                                          TOTAL
S&P/MOODY'S/FITCH       AMORTIZED   ESTIMATED        NAIC        AMORTIZED    ESTIMATED      AMORTIZED    ESTIMATED      INVESTED
CATEGORY (1)              COST      FAIR VALUE    CATEGORY(2)      COST       FAIR VALUE       COST       FAIR VALUE      ASSETS
----------------------------------------------    --------------------------------------    --------------------------------------
AAA+ to A-
(Aaa to A3)
[AAA to A-]            $2,911,087   $2,999,279         1        $  297,954    $  305,611    $3,209,041    $3,304,890      42.47%

BBB+ to BBB-
(Baa to Baa3)
[BBB+ to BBB-]          1,224,744    1,260,101         2           290,260       297,926     1,515,004     1,558,027      20.02%

BB+ to BB-
(Bal to Ba3)
[BB+ to BB-]              139,007      144,124         3            36,450        36,885       175,457       181,009       2.33%

B+ to B-
(Bl to B3)
[B+ to B-]                147,917      152,185         4             1,600         2,028       149,517       154,213       1.98%

CCC+ to CCC-
(Caal to Caa3)
[CCC+ to CCC-]             31,919       29,743         5             7,306         6,695        39,225        36,438       0.47%

CC to D
(Ca to C)
[CC to D]                   2,686        5,921         6             4,202         5,826         6,888        11,747       0.15%
                       ----------   ----------                  ----------    ----------    ----------    ----------
TOTAL RATED ISSUES     $4,457,360   $4,591,353                  $  637,772    $  654,971    $5,095,132    $5,246,324
                       ==========   ==========                  ==========    ==========    ==========    ==========

FOOTNOTES TO THE TABLE OF RATED BONDS BY RATING CLASSIFICATION

(1) S&P and Fitch rate debt securities in rating categories ranging from AAA (the highest) to D (in payment default). A plus (+) or minus (-) indicates the debt's relative standing within the rating category. A security rated BBB- or higher is considered investment grade. Moody's rates debt securities in rating categories ranging from Aaa (the highest) to C (extremely poor prospects of ever attaining any real investment standing). The number 1, 2 or 3 (with 1 the highest and 3 the lowest) indicates the debt's relative standing within the rating category. A security rated Baa3 or higher is considered investment grade. Issues are categorized based on the highest of the S&P, Moody's and Fitch ratings if rated by multiple agencies.

(2) Bonds and short-term promissory instruments are divided into six quality categories for NAIC rating purposes, ranging from 1 (highest) to 5 (lowest) for non-defaulted bonds plus one category, 6, for bonds in or near default. These six categories correspond with the S&P/Moody's/Fitch rating groups listed above, with categories 1 and 2 considered investment grade. The NAIC categories include $71.5 million of assets that were rated by the Company pursuant to applicable NAIC rating guidelines.

      The valuation of invested assets involves obtaining a fair value for each security. The source for the fair value is generally from market exchanges, with the exception of non-traded securities.

      Another aspect of valuation pertains to impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. In general, a security is considered a candidate for impairment if it meets any of the following criteria:

      - Trading at a significant discount to par, amortized cost (if lower) or cost for an extended period of time;

      - The occurrence of a discrete credit event resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

      - In the opinion of the Company's management, it is unlikely the Company will realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

      Once a security has been identified as potentially impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price.

      The Company has the ability to hold any security to its stated maturity. Therefore, the decision to sell reflects the judgment of the Company's management that the security sold is unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflects management's judgment that the risk-discounted anticipated ultimate recovery is less than the value achieved on sale.

      As a result of these policies, the Company recorded pretax impairment writedowns of $17.9 million and $35.9 million in the nine months of 2004 and 2003, respectively. No individual impairment loss, net of DAC and taxes, exceeded 10% of the Company's net income for the nine months ended September 30, 2004.

      Excluding the impairments noted above, the changes in fair value for the Company's Bond Portfolio, which constitutes the vast majority of the Company's investments, were recorded as a component of other comprehensive income in shareholder's equity as unrealized gains or losses.

      At September 30, 2004, the fair value of the Company's Bond Portfolio aggregated $5.27 billion. Of this aggregate fair value, approximately 0.3% represented securities trading at or below 75% of amortized cost. The impact of unrealized losses on net income will be further mitigated upon realization, because realization will result in current decreases in the amortization of certain deferred acquisition costs and decreases in income taxes.

      At September 30, 2004, approximately $4.20 billion, at amortized cost, of the Bond Portfolio had a fair value of $4.39 billion resulting in an aggregate unrealized gain of $188.1 million. At September 30, 2004, approximately $915.8 million, at amortized cost, of the Bond Portfolio had a fair value of $880.3 million resulting in an aggregate unrealized loss of $35.5 million. One issuer accounted for 11% of unrealized losses. No other single issuer accounted for more than 10% of unrealized losses. Approximately 27%, 25% and 12% of unrealized losses were from the financial services, transportation and noncyclical consumer products industries, respectively. No other industry accounted for more than 10% of unrealized losses.

      The amortized cost of the Bond Portfolio in an unrealized loss position at September 30, 2004, by contractual maturity, is shown below.

                                                             AMORTIZED COST
                                                             --------------
                                                             (IN THOUSANDS)
      Due in one year or less .............................  $       11,739
      Due after one year through five years ...............         323,510
      Due after five years through ten years ..............         382,726
      Due after ten years .................................         197,792
                                                             --------------
      Total ...............................................  $      915,767
                                                             ==============

      1 The aging of the Bond Portfolio in an unrealized loss position at September 30, 2004 is shown below:

(DOLLARS                              LESS THAN OR EQUAL TO 20%          GREATER THAN 20% TO 50%
IN THOUSANDS)                             OF AMORTIZED COST                 OF AMORTIZED COST
-------------------------------   ---------------------------------  ---------------------------------
                                  AMORTIZED  UNREALIZED              AMORTIZED  UNREALIZED
MONTHS                              COST       LOSS         ITEMS      COST       LOSS         ITEMS
-------------------------------   ---------  ----------   ---------  ---------  ----------   ---------
INVESTMENT GRADE BONDS

   0-6 ........................   $ 441,204  $   (7,377)      68     $      --  $       --       --
   7-12 .......................     189,106      (5,305)      23            --          --       --
    >12 .......................     180,470      (8,834)      25        14,714      (4,112)       2
                                  ---------  ----------   ---------  ---------  ----------   ---------
  Total .......................   $ 810,780  $  (21,516)     116     $  14,714  $   (4,112)       2
                                  ---------  ----------   ---------  ---------  ----------   ---------
BELOW INVESTMENT GRADE BONDS
   0-6 ........................   $  34,796  $   (2,442)      28     $     175  $      (61)       1
   7-12 .......................          --          --       --           620        (162)       1
    >12 .......................      44,854      (3,401)       9         9,229      (3,313)       2
                                  ---------  ----------   ---------  ---------  ----------   ---------
  Total .......................   $  79,650  $   (5,843)      37     $  10,024  $   (3,536)       4
                                  ---------  ----------   ---------  ---------  ----------   ---------
TOTAL BONDS
   0-6 ........................   $ 476,000  $   (9,819)      96     $     175  $      (61)       1
   7-12 .......................     189,106      (5,305)      23           620        (162)       1
    >12 .......................     225,324     (12,235)      34        23,943      (7,425)       4
  Total .......................   $ 890,430  $  (27,359)     153     $  24,738  $   (7,648)       6

(DOLLARS                                  GREATER THAN 50%
IN THOUSANDS)                             OF AMORTIZED COST                       TOTAL
-------------------------------   ---------------------------------  ---------------------------------
                                  AMORTIZED  UNREALIZED              AMORTIZED  UNREALIZED
MONTHS                              COST       LOSS         ITEMS      COST       LOSS         ITEMS
-------------------------------   ---------  ----------   ---------  ---------  ----------   ---------
INVESTMENT GRADE BONDS

   0-6 ........................   $      --  $       --       --     $ 441,204  $   (7,377)      68
   7-12 .......................          --          --       --       189,106      (5,305)      23
    >12 .......................          --          --       --       195,184     (12,946)      27
                                  ---------  ----------   ---------  ---------  ----------   ---------
  Total .......................   $      --  $       --       --     $ 825,494  $  (25,628)     118
                                  ---------  ----------   ---------  ---------  ----------   ---------
BELOW INVESTMENT GRADE BONDS
   0-6 ........................   $      --  $       --       --     $  34,971  $   (2,503)      29
   7-12 .......................         599        (469)       1         1,219        (631)       2
    >12 .......................          --          --       --        54,083      (6,714)      11
                                  ---------  ----------   ---------  ---------  ----------   ---------
  Total .......................   $     599  $     (469)       1     $  90,273  $   (9,848)      42
                                  ---------  ----------   ---------  ---------  ----------   ---------
TOTAL BONDS
   0-6 ........................   $      --  $       --       --     $ 476,175  $   (9,880)      97
   7-12 .......................         599        (469)       1       190,325      (5,936)      25
    >12 .......................          --          --       --       249,267     (19,660)      38
                                  ---------  ----------   ---------  ---------  ----------   ---------
  Total .......................   $     599  $     (469)       1     $ 915,767  $  (35,476)     160
                                  ---------  ----------   ---------  ---------  ----------   ---------

      In 2004, the pretax realized losses incurred with respect to the sale of fixed securities in the Bond Portfolio were $6.9 million. The aggregate fair value of securities sold was $129.0 million, which was approximately 91.0% of amortized cost. The average period of time that securities sold at a loss during 2004 were trading continuously at a price below amortized cost was approximately 21 months.

      The valuation for the Company's Bond Portfolio comes from market exchanges or dealer quotations, with the exception of non-traded securities. The Company considers non-traded securities to mean certain fixed income investments and certain structured securities. The aggregate fair value of these securities at September 30, 2004 was approximately $892.1 million.

      The methodology used to estimate fair value of non-traded fixed income investments is by reference to traded securities with similar attributes and using a matrix pricing methodology. This technique takes into account such factors as the industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer and other relevant factors. The change in fair value is recognized as a component of other comprehensive income.

      For certain structured securities, the carrying value is based on an estimate of the security's future cash flows pursuant to the requirements of Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The change in carrying value is recognized in income.

      Each of these investment categories is regularly tested to determine if impairment in value exists. Various valuation techniques are used with respect to each category in this determination.

      Senior secured loans ("Secured Loans") are included in the Bond Portfolio and aggregated $292.5 million at September 30, 2004. Secured Loans are senior to subordinated debt and equity and are secured by assets of the issuer. At September 30, 2004, Secured Loans consisted of $197.1 million of privately traded securities and $95.4 million of publicly traded securities. These Secured Loans are composed of loans to 62 borrowers spanning 10 industries, with 28% of these assets concentrated in utilities, 17% concentrated in communications, 14% concentrated in transportation, 11% concentrated in noncyclical consumer products and 10% concentrated in cyclical consumer products. No other industry constituted more than 10% of these assets.

      While the trading market for the Company's privately traded Secured Loans is more limited than for publicly traded issues, participation in these transactions has enabled the Company to improve its investment yield. As a result of restrictive financial covenants, these Secured Loans involve greater risk of technical default than do publicly traded investment-grade securities. However, management believes that the risk of loss upon default for these Secured Loans is mitigated by such financial covenants and the collateral values underlying the Secured Loans. The Company's Secured Loans are rated by S&P, Moody's, Fitch, the NAIC or by the Company, pursuant to comparable statutory ratings guidelines established by the NAIC.

      MORTGAGE LOANS aggregated $675.8 million at September 30, 2004 and consisted of 100 commercial first mortgage loans with an average loan balance of approximately $6.8 million, collateralized by properties located in 30 states. Approximately 37% of this portfolio was office, 16% was manufactured housing, 15% was multifamily residential, 11% was industrial, 11% was hotels, and 10% was other types. At September 30, 2004, approximately 25%, 12% and 11% of this portfolio were secured by properties located in California, New York and Michigan, respectively. No more than 10% of this portfolio was secured by properties located in any other single state. At September 30, 2004, 14 mortgage loans have an outstanding balance of $10 million or more, which collectively aggregated approximately 49% of this portfolio. At September 30, 2004, approximately 35% of the mortgage loan portfolio consisted of loans with balloon payments due before October 1, 2007. During 2004 and 2003, loans delinquent by more than 90 days, foreclosed loans and structured loans have not been significant in relation to the total mortgage loan portfolio.

      Substantially all of the mortgage loan portfolio has been originated by the Company under its underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multifamily residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

      SECURITIES LENDING COLLATERAL totaled $1.33 billion at September 30, 2004, compared to $514.1 million at December 31, 2003, and consisted of cash collateral invested in highly rated short-term securities received in connection with the Company's securities lending program. Although the cash collateral is currently invested in highly rated short-term securities, the applicable collateral agreements permit the cash collateral to be invested in highly liquid short and long-term investment portfolios. At least 75% of the portfolio's short-term investments must have external issue ratings of A-1/P-1, one of the highest ratings for short-term credit quality.

Long-term investments include corporate notes with maturities of five years or less and a credit rating by at least two nationally recognized statistical rating organizations ("NRSRO"), with no less than a S&P rating of A or equivalent by any other NRSRO.

      ASSET-LIABILITY MATCHING is utilized by the Company in an effort to minimize the risks of interest rate fluctuations and disintermediation (i.e. the risk of being forced to sell investments during unfavorable market conditions). The Company believes that its fixed-rate liabilities should be backed by a portfolio principally composed of fixed-rate investments that generate predictable rates of return. The Company does not have a specific target rate of return. Instead, its rates of return vary over time depending on the current interest rate environment, the slope of the yield curve, the spread at which fixed-rate investments are priced over the yield curve, default rates and general economic conditions. Its portfolio strategy is constructed with a view to achieve adequate risk-adjusted returns consistent with its investment objectives of effective asset-liability matching, liquidity and safety. The Company's fixed-rate products incorporate surrender charges or other restrictions in order to encourage persistency. Approximately 77% of the Company's fixed annuity, universal life and GIC reserves had surrender penalties or other restrictions at September 30, 2004.

      As part of its asset-liability matching discipline, the Company conducts detailed computer simulations that model its fixed-rate assets and liabilities under commonly used interest rate scenarios. With the results of these computer simulations, the Company can measure the potential gain or loss in fair value of its interest-rate sensitive instruments and seek to protect its economic value and achieve a predictable spread between what it earns on its invested assets and what it pays on its liabilities by designing its fixed-rate products and conducting its investment operations to closely match the duration and cash flows of the fixed-rate assets to that of its fixed-rate liabilities. The fixed-rate assets in the Company's asset-liability modeling include: cash and short-term investments; bonds, notes and redeemable preferred stocks; mortgage loans; policy loans; and investments in limited partnerships that invest primarily in fixed-rate securities. At September 30, 2004, these assets had an aggregate fair value of $6.42 billion with an option-adjusted duration of 3.3 years. The Company's fixed-rate liabilities include fixed options of variable annuities, as well as universal life, fixed annuity and GIC contracts. At September 30, 2004, these liabilities had an aggregate fair value (determined by discounting future contractual cash flows by related market rates of interest) of $5.87 billion with an option-adjusted duration of 3.6 years. The Company's potential exposure due to a relative 10% decrease in prevailing interest rates from its September 30, 2004 levels is a loss of approximately $1.6 million, representing an increase in fair value of its fixed-rate liabilities that is not offset by an increase in fair value of its fixed-rate assets. Because the Company actively manages its assets and liabilities and has strategies in place to minimize its exposure to loss as interest rate changes occur, it expects that actual losses would be less than the estimated potential loss.

      Option-adjusted duration is a common measure for the price sensitivity of a fixed-maturity portfolio to changes in interest rates. For example, if interest rates increase 1%, the fair value of an asset with a duration of 5.0 years is expected to decrease in value by approximately 5%. The Company estimates the option-adjusted duration of its assets and liabilities using a number of different interest rate scenarios, assuming continuation of existing investment and interest crediting strategies, including maintaining an appropriate level of liquidity. Actual company and contract owner behaviors may be different than was assumed in the estimate of option-adjusted duration and these differences may be material.

      A significant portion of the Company's fixed annuity contracts (including the fixed option of variable contracts) have reached or are near the minimum contractual guaranteed rate (generally 3% or 4%). Continual declines in interest rates could cause the spread between the yield on the portfolio and the interest rate credited to policyholders to deteriorate.

      The Company has had the ability, limited by minimum interest rate guarantees, to respond to the generally declining interest rate environment in the last five years by lowering crediting rates in response to lower investment returns. See the earlier discussion under "Management's Discussion and Analysis of Financial Condition and Results of Operations" for additional information on the calculation of investment yield and net investment spread used by the Company's management as a key component in evaluating the profitability of its annuity business. The trends experienced during the nine months ended September 30, 2004 and the three years ended December 31, 2003 in the Company's yield on average invested assets and rate of interest credited on average interest-bearing liabilities, compared to the market trend in long-term interest rates as illustrated by the average ten-year U.S. Treasury bond rate, are presented in the following table:

                                                          NINE MONTHS ENDED
                                                            SEPTEMBER 30,        YEARS ENDED DECEMBER, 31
                                                          -----------------   ------------------------------
                                                                2004            2003       2002       2001
                                                          -----------------   --------   --------   --------
AVERAGE 10-YEAR U.S. TREASURY BOND RATE: ...............        4.29%           4.01%      4.61%      5.02%
AIG SunAmerica Life Assurance Company:
  Average yield on Bond Portfolio ......................        5.62            5.75       6.23       6.82
  Rate paid on average interest-bearing liabilities ....        3.70            3.71       3.93       4.58

      As a component of its asset-liability management strategy, the Company may utilize interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes.

      The Company seeks to enhance its spread income with dollar roll repurchase agreements ("Dollar Roll Repos"). Dollar Roll Repos involve a sale of mortgage-backed securities ("MBS") by the Company and an agreement to repurchase substantially similar MBS at a later date at an agreed upon price. The Company also seeks to provide liquidity by investing in MBS. MBS are generally investment-grade securities collateralized by large pools of mortgage loans. MBS generally pay principal and interest monthly. The amount of principal and interest payments may fluctuate as a result of prepayments of the underlying mortgage loans.

      There are risks associated with some of the techniques the Company uses to provide liquidity, enhance its spread income and match its assets and liabilities. The primary risk associated with the Company's Dollar Roll Repos and Swap Agreements is counterparty risk. The Company believes, however, that the counterparties to its Dollar Roll Repos and Swap Agreements are financially responsible and that the counterparty risk associated with those transactions is minimal. It is the Company's policy that these agreements are entered into with counterparties who have a debt rating of A/A2 or better from both S&P and Moody's. The Company continually monitors its credit exposure with respect to these agreements. In addition to counterparty risk, Swap Agreements also have interest rate risk. However, the Company's Swap Agreements are intended to hedge variable-rate assets or liabilities. The primary risk associated with MBS is that a changing interest rate environment might cause prepayment of the underlying obligations at speeds slower or faster than anticipated at the time of their purchase. As part of its decision to purchase such a security, the Company assesses the risk of prepayment by analyzing the security's projected performance over an array of interest-rate scenarios. Once such a security is purchased, the Company monitors its actual prepayment experience monthly to reassess the relative attractiveness of the security with the intent to maximize total return.

      INVESTED ASSETS EVALUATION is routinely conducted by the Company. Management identifies monthly those investments that require additional monitoring and carefully reviews the carrying values of such investments at least quarterly to determine whether specific investments should be placed on a nonaccrual basis and to determine declines in value that may be other than temporary. In conducting these reviews for bonds, management principally considers the adequacy of any collateral, compliance with contractual covenants, the borrower's recent financial performance, news reports and other externally generated information concerning the creditor's affairs. In the case of publicly traded bonds, management also considers market value quotations, if available. For mortgage loans, management generally considers information concerning the mortgaged property and, among other things, factors impacting the current and expected payment status of the loan and, if available, the current fair value of the underlying collateral. For investments in partnerships, management reviews the financial statements and other information provided by the general partners.

      The carrying values of investments that are determined to have declines in value that are other than temporary are reduced to net realizable value and, in the case of bonds, no further accruals of interest are made. The provisions for impairment on mortgage loans are based on losses expected by management to be realized on transfers of mortgage loans to real estate, on the disposition and settlement of mortgage loans and on mortgage loans that management believes may not be collectible in full. Accrual of interest is suspended when principal and interest payments on mortgage loans are past due more than 90 days. Impairment losses on securitized assets are recognized if the fair value of the security is less than its book value, and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date.

      DEFAULTED INVESTMENTS, comprising all investments that are in default as to the payment of principal or interest, totaled $40.2 million of bonds at September 30, 2004, which constituted approximately 0.5% of total invested assets. At December 31, 2003, defaulted investments totaled $49.6 million, which constituted approximately 0.7% of total invested assets.

      SOURCES OF LIQUIDITY are readily available to the Company in the form of the Company's existing portfolio of cash and short-term investments, repo capacity on invested assets and, if required, proceeds from invested asset sales. The Company's liquidity is primarily derived from operating cash flows from annuity operations. At September 30, 2004, approximately $4.39 billion of the Bond Portfolio had an aggregate unrealized gain of $188.1 million, while approximately $880.3 million of the Bond Portfolio had an aggregate unrealized loss of $35.5 million. In addition, the Company's investment portfolio currently provides approximately $45.8 million of monthly cash flow from scheduled principal and interest payments. Historically, cash flows from operations and from the sale of the Company's annuity products have been more than sufficient in amount to satisfy the Company's liquidity needs.

      Management is aware that prevailing market interest rates may shift significantly and has strategies in place to manage either an increase or decrease in prevailing rates. In a rising interest rate environment, the Company's average cost of funds would increase over time as it prices its new and renewing annuities to maintain a generally competitive market rate. Management would seek to place new funds in investments that were matched in duration to, and higher yielding than, the liabilities assumed. The Company believes that liquidity to fund withdrawals would be available through incoming cash flow, the sale of short-term or floating-rate instruments or repos on the Company's substantial MBS segment of the Bond Portfolio, thereby avoiding the sale of fixed-rate assets in an unfavorable bond market.

      In a declining rate environment, the Company's cost of funds would decrease over time, reflecting lower interest crediting rates on its fixed annuities. Should increased liquidity be required for withdrawals, the Company believes that a significant portion of its investments could be sold without adverse consequences in light of the general strengthening that would be expected in the bond market.

      If a substantial portion of the Company's Bond Portfolio diminished significantly in value and/or defaulted, the Company would need to liquidate other portions of its investment portfolio and/or arrange financing. Such events that may cause such a liquidity strain could be the result of economic collapse or terrorist acts.

      Management believes that the Company's liquid assets and its net cash provided by operations will enable the Company to meet any foreseeable cash requirements for at least the next twelve months.

GUARANTEES AND OTHER COMMITMENTS

      The Company has six agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at September 30, 2004 is $195.4 million. These commitments have contractual maturity dates as follows: $20.5 million in the remainder of 2004 and $174.9 million in 2005. Related to each of these agreements are participation agreements with the Parent, under which the Parent will share in $62.6 million of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The Internal Revenue Service has completed examinations into the transactions underlying these commitments, including the Company's role in the transactions. The examination did not result in a material loss to the Company.

      At September 30, 2004, the Company held reserves for GICs with maturity dates as follows: $186.1 million in 2005 and $28.6 million in 2006 and thereafter.

RECENTLY ISSUED ACCOUNTING STANDARDS

      In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". (For further discussion see Note 2 of Notes to Consolidated Financial Statements.)

REGULATION

      The Company, in common with other insurers, is subject to regulation and supervision by the states and jurisdictions in which it does business. Within the United States, the method of such regulation varies but generally has its source in statutes that delegate regulatory and supervisory powers to an insurance official. The regulation and supervision relate primarily to approval of policy forms and rates, the standards of solvency that must be met and maintained, including risk-based capital measurements, the licensing of insurers and their agents, the nature of and limitations on investments, restrictions on the size of risks which may be insured under a single policy, deposits of securities for the benefit of policyholders, methods of accounting, periodic examinations of the affairs of insurance companies, the form and content of reports of financial condition required to be filed, and reserves for unearned premiums, losses and other purposes. In general, such regulation is for the protection of policyholders rather than security holders.

      Risk-based capital ("RBC") standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The standards are intended to help identify inadequately capitalized companies and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only as a result of the insurer's size, but also on the risk profile of the insurer's operations. The RBC Model Law provides four incremental levels of regulatory attention for insurers whose surplus is below the calculated RBC target. These levels of attention range in severity from requiring the insurer to submit a plan for corrective action to actually placing the insurer under regulatory control. The statutory capital and surplus of the Company exceeded its RBC requirements as of September 30, 2004.

      The federal government does not directly regulate the business of insurance, however, the Company and its products are governed by federal agencies, including the SEC, the Internal Revenue Service and the self-regulatory organization, the National Association of Securities Dealers, Inc. ("NASD"). Federal legislation and administrative policies in several areas, including financial services regulation, pension regulation and federal taxation, can significantly and adversely affect the insurance industry. The federal government has from time to time considered legislation relating to the deferral of taxation on the accretion of value within certain annuities and life insurance products, changes in ERISA regulations, the alteration of the federal income tax structure and the availability of Section 401(k) and individual retirement accounts. Although the ultimate effect of any such changes, if implemented, is uncertain, both the persistency of our existing products and our ability to sell products may be materially impacted in the future.

      Recently there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and life insurers issuing variable annuity products. These inquiries have focused on a number of issues including, among other items, after-hours trading, short-term trading (sometimes referred to as market timing), revenue sharing arrangements and greater transparency regarding compensation arrangements. There are several rule proposals pending and or adopted at the SEC, the NASD and on a federal level, which could have an impact on the business of the Company and/or its subsidiaries.

      Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management and based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial condition or operation.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

      The quantitative and qualitative disclosures about market risk are contained in the Asset-Liability Matching section of Management's Discussion and Analysis of Financial Condition and Results of Operations on pages 35 to 36 herein.

DISCLOSURE CONTROLS AND PROCEDURES

      The Company's disclosure controls and procedures are designed to ensure that information required to be disclosed in the reports that the Company files or submits under the Securities Exchange Act of 1934, as amended (Exchange Act), is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Disclosure controls and procedures include controls and procedures designed to ensure that information required to be disclosed by the Company in the reports that it files or submits under the Exchange Act is accumulated and communicated to the Company's management, including the Company's Chief Executive Officer and Chief Financial Officer, as appropriate to allow timely decisions regarding required disclosure. The Company's management, with the participation of the Company's Chief Executive Officer and Chief Financial Officer, have evaluated the effectiveness of the Company's disclosure controls and procedures as of the end of the period covered by this report. Based on that evaluation, the Company's Chief Executive Officer and Chief Financial Officer concluded that the disclosure controls and procedures provide reasonable assurance of effectiveness as of the end of the period covered by this report. In addition, there has been no change in the Company's internal control over financial reporting that occurred during the fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the Company's internal control over financial reporting.

                            VARIABLE SEPARATE ACCOUNT

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

                                   (UNAUDITED)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets and Liabilities  ............................   1
Schedule of Portfolio Investments  ..............................  22
Statement of Operations  ........................................  24
Statement of Changes in Net Assets  .............................  51
Notes to Financial Statements  ..................................  78

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Unaudited)

                                                                                                      Government
                                                                          Asset         Capital          and
                                                                       Allocation    Appreciation   Quality Bond      Growth
                                                                        Portfolio      Portfolio      Portfolio      Portfolio
                                                                        (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                      -------------  -------------  -------------  -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $ 382,278,134  $ 851,237,491  $ 368,063,059  $ 375,237,336
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                      0              0              0              0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                      0              0              0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                      0              0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                      0              0              0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                      0              0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0              0              0              0

      Receivable from AIG SunAmerica Life Assurance Company                       0              0              0              0
                                                                      -------------  -------------  -------------  -------------
Total Assets:                                                         $ 382,278,134  $ 851,237,491  $ 368,063,059  $ 375,237,336

Liabilities:                                                                      0              0              0              0
                                                                      -------------  -------------  -------------  -------------
                                                                      $ 382,278,134  $ 851,237,491  $ 368,063,059  $ 375,237,336
                                                                      =============  =============  =============  =============
Net assets:
      Accumulation units                                              $ 379,879,683  $ 848,646,438  $ 365,345,789  $ 374,036,008
      Contracts in payout (annuitization) period                          2,398,451      2,591,053      2,717,270      1,201,328
                                                                      -------------  -------------  -------------  -------------
           Total net assets                                           $ 382,278,134  $ 851,237,491  $ 368,063,059  $ 375,237,336
                                                                      =============  =============  =============  =============
Accumulation units outstanding                                           17,122,617     24,027,428     21,889,014     12,878,108
                                                                      =============  =============  =============  =============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $ 380,322,525  $ 832,069,839  $ 353,774,338  $ 369,220,711
      Accumulation units outstanding                                     17,034,221     23,044,841     20,844,693     12,669,603
      Unit value of accumulation units                                $       22.33        $ 36.11  $       16.97  $       29.14
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $           -  $   4,039,589  $   4,877,806  $           -
      Accumulation units outstanding                                              -        432,918        420,880              -
      Unit value of accumulation units                                $           -  $        9.33  $       11.59  $           -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $   1,955,609  $  13,451,864  $   7,114,989  $   6,016,625
      Accumulation units outstanding                                         88,396        376,349        423,388        208,505
      Unit value of accumulation units                                      $ 22.12  $       35.74  $       16.80  $       28.86
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $           -  $   1,676,199  $   2,295,926  $           -
      Accumulation units outstanding                                              -        173,320        200,053              -
      Unit value of accumulation units                                $           -  $        9.67  $       11.48  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $           -  $           -  $           -  $           -
      Accumulation units outstanding                                              -              -              -              -
      Unit value of accumulation units                                $           -  $           -  $           -  $           -

                                                                                                                   Government
                                                                         Natural         Asset        Capital          and
                                                                        Resources     Allocation   Appreciation   Quality Bond
                                                                        Portfolio     Portfolio      Portfolio      Portfolio
                                                                        (Class 1)     (Class 2)      (Class 2)      (Class 2)
                                                                      -------------  ------------  -------------  -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $ 113,436,088  $ 18,384,242  $ 123,237,079  $ 129,395,172
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                      0             0              0              0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                      0             0              0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                      0             0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                      0             0              0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                      0             0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0             0              0              0
      Receivable from AIG SunAmerica Life Assurance Company                       0             0              0              0
                                                                      -------------  ------------  -------------  -------------
Total Assets:                                                         $ 113,436,088  $ 18,384,242  $ 123,237,079  $ 129,395,172

Liabilities:                                                                      0             0              0              0
                                                                      -------------  ------------  -------------  -------------

                                                                      $ 113,436,088  $ 18,384,242  $ 123,237,079  $ 129,395,172
                                                                      =============  ============  =============  =============
Net assets:

      Accumulation units                                              $ 113,151,690  $ 18,384,242  $ 123,237,079  $ 129,395,172

      Contracts in payout (annuitization) period                            284,398             0              0              0
                                                                      -------------  ------------  -------------  -------------

           Total net assets                                           $ 113,436,088  $ 18,384,242  $ 123,237,079  $ 129,395,172
                                                                      =============  ============  =============  =============

Accumulation units outstanding                                            4,139,858       829,438      3,423,701      7,672,011
                                                                      =============  ============  =============  =============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $           -  $          -  $   2,640,720  $           -
      Accumulation units outstanding                                              -             -         73,281              -
      Unit value of accumulation units                                $           -  $          -  $       36.04  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $           -  $ 11,764,380  $  90,186,243  $ 100,904,796
      Accumulation units outstanding                                              -       529,498      2,505,497      5,975,208
      Unit value of accumulation units                                $           -  $      22.22  $       36.00  $       16.89
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $ 111,630,698  $          -  $           -  $           -
      Accumulation units outstanding                                      4,073,319             -              -              -
      Unit value of accumulation units                                $       27.41  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $           -  $    778,970  $   3,273,082  $   5,076,698
      Accumulation units outstanding                                              -        35,064         90,150        300,173
      Unit value of accumulation units                                $           -  $      22.22  $       36.31  $       16.91
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $           -  $          -  $   1,176,259  $           -
      Accumulation units outstanding                                              -             -         32,737              -
      Unit value of accumulation units                                $           -  $          -  $       35.93  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $           -  $          -  $   1,939,637  $           -
      Accumulation units outstanding                                              -             -         52,568              -
      Unit value of accumulation units                                $           -  $          -  $       36.90  $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $           -  $          -  $     762,273  $           -
      Accumulation units outstanding                                              -             -         20,734              -
      Unit value of accumulation units                                $           -  $          -  $       36.76  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $           -  $  2,044,816  $   6,203,201  $   5,597,281
      Accumulation units outstanding                                              -        92,442        171,491        333,011
      Unit value of accumulation units                                $           -  $      22.12  $       36.17  $       16.81
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $           -  $  2,653,742  $  14,000,771  $  15,802,191
      Accumulation units outstanding                                              -       120,339        392,068        942,998
      Unit value of accumulation units                                $           -  $      22.05  $       35.71  $       16.76
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $   1,805,390  $          -  $           -  $           -
      Accumulation units outstanding                                         66,539             -              -              -
      Unit value of accumulation units                                $       27.13  $          -  $           -  $           -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $           -  $          -  $   1,035,523  $           -
      Accumulation units outstanding                                              -             -         29,119              -
      Unit value of accumulation units                                $           -  $          -  $       35.56  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $           -  $          -  $     269,331  $           -
      Accumulation units outstanding                                              -             -          7,375              -
      Unit value of accumulation units                                $           -  $          -  $       36.52  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $           -  $  1,142,334  $   1,750,039  $   2,014,206
      Accumulation units outstanding                                              -        52,095         48,681        120,621
      Unit value of accumulation units                                $           -  $      21.93  $       35.95  $       16.70

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (Continued)

                                                                                       Natural        Asset        Capital
                                                                         Growth       Resources    Allocation    Appreciation
                                                                        Portfolio     Portfolio     Portfolio     Portfolio
                                                                        (Class 2)     (Class 2)     (Class 3)     (Class 3)
                                                                      ------------  ------------  ------------  -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $ 77,079,482  $ 21,312,223  $ 11,903,503  $ 168,649,045
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                     0             0             0              0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                     0             0             0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                     0             0             0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                     0             0             0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                     0             0             0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                     0             0             0              0
      Receivable from AIG SunAmerica Life Assurance Company                      0             0             0              0
                                                                      ------------  ------------  ------------  -------------
Total Assets:                                                         $ 77,079,482  $ 21,312,223  $ 11,903,503  $ 168,649,045
Liabilities:                                                                     0             0             0              0
                                                                      ------------  ------------  ------------  -------------
                                                                      $ 77,079,482  $ 21,312,223  $ 11,903,503  $ 168,649,045
                                                                      ============  ============  ============  =============
Net assets:
      Accumulation units                                              $ 77,079,482  $ 21,312,223  $ 11,903,503  $ 168,649,045
      Contracts in payout (annuitization) period                                 0             0             0              0
                                                                      ------------  ------------  ------------  -------------
           Total net assets                                           $ 77,079,482  $ 21,312,223  $ 11,903,503  $ 168,649,045
                                                                      ============  ============  ============  =============
Accumulation units outstanding                                           2,657,729       781,704       539,411      4,699,455
                                                                      ============  ============  ============  =============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $ 62,759,100  $ 15,612,603  $          -  $  90,551,100
      Accumulation units outstanding                                     2,161,193       571,322             -      2,519,157
      Unit value of accumulation units                                     $ 29.04       $ 27.33  $          -  $       35.95
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $  1,573,487     $ 540,375   $ 2,445,197  $  23,215,835
      Accumulation units outstanding                                        54,184        19,737       110,469        645,867
      Unit value of accumulation units                                $      29.04       $ 27.38       $ 22.13  $       35.95
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $  2,219,429     $ 770,736   $ 8,932,474  $  40,441,919
      Accumulation units outstanding                                        76,797        28,357       404,971      1,129,749
      Unit value of accumulation units                                $      28.90       $ 27.18       $ 22.06  $       35.80
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $  9,918,648   $ 4,216,599  $          -  $   9,913,755
      Accumulation units outstanding                                       344,366       155,926             -        277,447
      Unit value of accumulation units                                $      28.80       $ 27.04  $          -  $       35.73
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $          -  $          -  $          -  $           -
      Accumulation units outstanding                                             -             -             -              -
      Unit value of accumulation units                                $          -  $          -  $          -  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $    608,818  $    171,910  $    525,832  $   4,526,436
      Accumulation units outstanding                                        21,189         6,362        23,971        127,235
      Unit value of accumulation units                                $      28.73  $      27.02  $      21.94  $       35.58

                                                                       Government
                                                                           and                       Natural      Aggressive
                                                                       Quality Bond     Growth      Resources       Growth
                                                                        Portfolio      Portfolio    Portfolio      Portfolio
                                                                        (Class 3)      (Class 3)    (Class 3)      (Class 1)
                                                                      -------------  ------------  ------------  -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $ 214,338,476  $ 99,754,464  $ 21,183,866  $           0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                      0             0             0    143,920,224
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                      0             0             0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                      0             0             0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                      0             0             0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                      0             0             0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0             0             0              0
      Receivable from AIG SunAmerica Life Assurance Company                       0             0             0              0
                                                                      -------------  ------------  ------------  -------------
Total Assets:                                                         $ 214,338,476  $ 99,754,464  $ 21,183,866  $ 143,920,224
Liabilities:                                                                      0             0             0              0
                                                                      -------------  ------------  ------------  -------------
                                                                      $ 214,338,476  $ 99,754,464  $ 21,183,866  $ 143,920,224
                                                                      =============  ============  ============  =============
Net assets:
      Accumulation units                                              $ 214,338,476  $ 99,754,464  $ 21,183,866  $ 143,516,263
      Contracts in payout (annuitization) period                                  0             0             0        403,961
                                                                      -------------  ------------  ------------  -------------
           Total net assets                                           $ 214,338,476  $ 99,754,464  $ 21,183,866  $ 143,920,224
                                                                      =============  ============  ============  =============
Accumulation units outstanding                                           12,740,224     3,447,573       779,599      9,797,972
                                                                      =============  ============  ============  =============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $ 114,527,165  $ 55,138,498  $ 11,019,042  $           -
      Accumulation units outstanding                                      6,795,338     1,902,185       404,634              -
      Unit value of accumulation units                                $       16.85  $      28.99       $ 27.23  $           -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $           -  $          -  $          -  $ 141,886,316
      Accumulation units outstanding                                              -             -             -      9,631,790
      Unit value of accumulation units                                $           -  $          -  $          -  $       14.73
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $           -  $          -  $          -  $     312,260
      Accumulation units outstanding                                              -             -             -         40,073
      Unit value of accumulation units                                $           -  $          -  $          -  $        7.79
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $  28,170,482  $ 11,154,758  $  2,721,371  $           -
      Accumulation units outstanding                                      1,671,628       384,810        99,929              -
      Unit value of accumulation units                                $       16.85  $      28.99  $      27.23  $           -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $  53,956,875  $ 25,022,258  $  4,880,203  $           -
      Accumulation units outstanding                                      3,215,639       867,148       180,306              -
      Unit value of accumulation units                                $       16.78  $      28.86  $      27.07  $           -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $  12,316,486  $  6,058,323  $  2,255,598  $           -
      Accumulation units outstanding                                        735,600       210,421        83,304              -
      Unit value of accumulation units                                $       16.74  $      28.79  $      27.08  $           -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $           -  $          -  $          -  $   1,588,431
      Accumulation units outstanding                                              -             -             -        108,850
      Unit value of accumulation units                                $           -  $          -  $          -  $       14.59
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $           -  $          -  $          -  $     133,217
      Accumulation units outstanding                                              -             -             -         17,259
      Unit value of accumulation units                                $           -  $          -  $          -  $        7.72
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $           -  $          -  $          -  $           -
      Accumulation units outstanding                                              -             -             -              -
      Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $   5,367,468  $  2,380,627  $    307,652  $           -
      Accumulation units outstanding                                        322,019        83,009        11,426              -
      Unit value of accumulation units                                $       16.67  $      28.68  $      26.93  $           -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                   (Unaudited)
                                   (continued)


                                                                        Alliance      Blue Chip        Cash         Corporate
                                                                         Growth        Growth       Management        Bond
                                                                        Portfolio     Portfolio      Portfolio      Portfolio
                                                                        (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                                                      -------------  ------------  -------------  -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $           0  $          0  $           0  $           0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                            749,771,483    25,017,804    135,050,861    194,730,836
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                      0             0              0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                      0             0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                      0             0              0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                      0             0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0             0              0              0
       Receivable from AIG SunAmerica Life Assurance Company                      0             0              0              0
                                                                      -------------  ------------  -------------  -------------
Total Assets:                                                         $ 749,771,483  $ 25,017,804  $ 135,050,861  $ 194,730,836

Liabilities:                                                                      0             0              0              0
                                                                      -------------  ------------  -------------  -------------
                                                                      $ 749,771,483  $ 25,017,804  $ 135,050,861  $ 194,730,836
                                                                      =============  ============  =============  =============
Net assets:
      Accumulation units                                              $ 746,728,176  $ 24,999,709  $ 132,938,539  $ 193,499,031

      Contracts in payout (annuitization) period                          3,043,307        18,095      2,112,322      1,231,805
                                                                      -------------  ------------  -------------  -------------
           Total net assets                                           $ 749,771,483  $ 25,017,804  $ 135,050,861  $ 194,730,836
                                                                      =============  ============  =============  =============
Accumulation units outstanding                                           25,978,046     4,146,996     10,546,190     11,355,796
                                                                      =============  ============  =============  =============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $ 739,222,448  $ 23,119,743  $ 131,596,588  $ 188,982,568
      Accumulation units outstanding                                     25,418,858     3,856,033     10,249,742     11,017,206
      Unit value of accumulation units                                $       29.08  $       6.00  $       12.84  $       17.15
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $   1,357,272  $    770,877  $     483,565  $           -
      Accumulation units outstanding                                        166,521       105,698         48,744              -
      Unit value of accumulation units                                $        8.15  $       7.29  $        9.92  $           -
Contracts With Total Expenses of 1.52% (4):

      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.70%:

      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $   8,394,268  $    972,273  $   2,344,582  $   5,748,268
      Accumulation units outstanding                                        291,529       163,817        184,469        338,590
      Unit value of accumulation units                                $       28.79  $       5.94  $       12.71  $       16.98
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $     797,495  $    154,911  $     626,126  $           -
      Accumulation units outstanding                                        101,138        21,448         63,235              -
      Unit value of accumulation units                                $        7.89  $       7.22  $        9.90  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -


                                                                          Davis                                     Federated
                                                                         Venture        "Dogs" of     Emerging      American
                                                                          Value        Wall Street     Markets       Leaders
                                                                         Portfolio      Portfolio     Portfolio     Portfolio
                                                                         (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                                                      --------------  ------------  ------------  -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $            0  $          0  $          0  $           0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                           1,657,605,750    78,877,465    88,049,372    157,581,658
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                       0             0             0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                       0             0             0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                       0             0             0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                       0             0             0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                       0             0             0              0
       Receivable from AIG SunAmerica Life Assurance Company                       0             0             0              0
                                                                      --------------  ------------  ------------  -------------
Total Assets:                                                         $1,657,605,750  $ 78,877,465  $ 88,049,372  $ 157,581,658

Liabilities:                                                                       0             0             0              0
                                                                      --------------  ------------  ------------  -------------
                                                                      $1,657,605,750  $ 78,877,465  $ 88,049,372  $ 157,581,658
                                                                      ==============  ============  ============  =============
Net assets:
      Accumulation units                                              $1,652,366,276  $ 78,677,025  $ 88,013,474  $ 156,728,617

      Contracts in payout (annuitization) period                           5,239,474       200,440        35,898        853,041
                                                                      --------------  ------------  ------------  -------------
           Total net assets                                           $1,657,605,750  $ 78,877,465  $ 88,049,372  $ 157,581,658
                                                                      ==============  ============  ============  =============
Accumulation units outstanding                                            52,961,565     6,929,443     7,976,447      8,953,274
                                                                      ==============  ============  ============  =============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $1,626,177,926  $ 77,544,835  $ 86,468,858  $ 155,079,659
      Accumulation units outstanding                                      51,546,276     6,811,215     7,845,372      8,809,670
      Unit value of accumulation units                                $        31.55  $      11.38  $      11.02  $       17.60
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $    4,718,018  $          -  $    338,868  $           -
      Accumulation units outstanding                                         429,972             -        20,530              -
      Unit value of accumulation units                                $        10.97  $          -  $      16.51  $           -
Contracts With Total Expenses of 1.52% (4):

      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.70%:

      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $   24,570,189  $  1,332,630  $  1,136,462  $   2,501,999
      Accumulation units outstanding                                         786,722       118,228       104,113        143,604
      Unit value of accumulation units                                $        31.23  $      11.27  $      10.92  $       17.42
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $    2,139,617  $          -  $    105,184  $           -
      Accumulation units outstanding                                         198,595             -         6,432              -
      Unit value of accumulation units                                $        10.77  $          -  $      16.35  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $            -  $          -  $          -  $           -
      Accumulation units outstanding                                               -             -             -              -
      Unit value of accumulation units                                $            -  $          -  $          -  $           -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                   (Unaudited)
                                   (Continued)

                                                                                                       Goldman
                                                                          Global         Global         Sachs          Growth-
                                                                           Bond         Equities       Research        Income
                                                                         Portfolio     Portfolio      Portfolio       Portfolio
                                                                         (Class 1)     (Class 1)      (Class 1)       (Class 1)
                                                                       ------------  -------------   ------------   --------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                           $          0  $           0   $          0   $            0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                             82,766,021    185,921,956     18,976,094      699,908,679
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                      0              0              0                0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                      0              0              0                0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                      0              0              0                0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                      0              0              0                0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0              0              0                0

      Receivable from AIG SunAmerica Life Assurance Company                       0              0              0                0
                                                                       ------------  -------------   ------------   --------------
Total Assets:                                                          $ 82,766,021  $ 185,921,956   $ 18,976,094   $  699,908,679

Liabilities:                                                                      0              0              0                0
                                                                       ------------  -------------   ------------   --------------
                                                                       $ 82,766,021  $ 185,921,956   $ 18,976,094   $  699,908,679
                                                                       ============  =============   ============   ==============
Net assets:

      Accumulation units                                               $ 82,533,142  $ 185,068,377   $ 18,891,381   $  695,859,139

      Contracts in payout (annuitization) period                            232,879        853,579         84,713        4,049,540
                                                                       ------------  -------------   ------------   --------------
           Total net assets                                            $ 82,766,021  $ 185,921,956   $ 18,976,094   $  699,908,679
                                                                       ============  =============   ============   ==============

Accumulation units outstanding                                            4,872,325     10,797,429      2,722,190       24,966,616
                                                                       ============  =============   ============   ==============

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $ 79,996,022  $ 184,191,055   $ 17,920,043   $  688,737,126
      Accumulation units outstanding                                      4,681,700     10,656,352      2,569,227       24,301,013
      Unit value of accumulation units                                 $      17.09  $       17.28   $       6.97   $        28.34
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $    395,937  $     125,675   $          -   $    2,780,188
      Accumulation units outstanding                                         35,301         15,823              -          309,251
      Unit value of accumulation units                                 $      11.22  $        7.94   $          -   $         8.99
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $  1,888,973  $   1,147,721   $  1,056,051   $    7,643,769
      Accumulation units outstanding                                        111,661         67,080        152,963          272,375
      Unit value of accumulation units                                 $      16.92  $       17.11   $       6.90   $        28.06
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                       $    485,089  $     457,505   $          -   $      747,596
      Accumulation units outstanding                                         43,663         58,174              -           83,977
      Unit value of accumulation units                                 $      11.11  $        7.86   $          -   $         8.90
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                       $          -  $           -   $          -   $            -
      Accumulation units outstanding                                              -              -              -                -
      Unit value of accumulation units                                 $          -  $           -   $          -   $            -

                                                                                                       International   International
                                                                          Growth         High-Yield     Diversified       Growth
                                                                       Opportunities        Bond         Equities        & Income
                                                                         Portfolio       Portfolio       Portfolio       Portfolio
                                                                         (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                       -------------   -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                           $           0   $           0   $           0   $           0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                              18,188,614     235,859,948     151,934,480     217,669,286
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                       0               0               0               0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                       0               0               0               0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                       0               0               0               0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                       0               0               0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                       0               0               0               0

      Receivable from AIG SunAmerica Life Assurance Company                        0               0               0               0
                                                                       -------------   -------------   -------------   -------------
Total Assets:                                                          $  18,188,614   $ 235,859,948   $ 151,934,480   $ 217,669,286

Liabilities:                                                                       0               0               0               0
                                                                       -------------   -------------   -------------   -------------
                                                                       $  18,188,614   $ 235,859,948   $ 151,934,480   $ 217,669,286
                                                                       =============   =============   =============   =============
Net assets:

      Accumulation units                                               $  18,175,648   $ 234,986,248   $ 151,419,087   $ 216,759,862

      Contracts in payout (annuitization) period                              12,966         873,700         515,393         909,424
                                                                       -------------   -------------   -------------   -------------
           Total net assets                                            $  18,188,614   $ 235,859,948   $ 151,934,480   $ 217,669,286
                                                                       =============   =============   =============   =============

Accumulation units outstanding                                             3,801,186      13,555,787      14,219,830      16,230,640
                                                                       =============   =============   =============   =============

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $  17,594,836   $ 232,767,147   $ 150,244,696   $ 213,273,346
      Accumulation units outstanding                                       3,675,983      13,376,474      14,060,141      15,878,749
      Unit value of accumulation units                                 $        4.79   $       17.40   $       10.69   $       13.43
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $           -   $           -   $           -   $     624,727
      Accumulation units outstanding                                               -               -               -          64,877
      Unit value of accumulation units                                 $           -   $           -   $           -   $        9.63
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $     593,778   $   3,092,801   $   1,689,784   $   3,659,380
      Accumulation units outstanding                                         125,203         179,313         159,689         275,293
      Unit value of accumulation units                                 $        4.74   $       17.25   $       10.58   $       13.29
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                       $           -   $           -   $           -   $     111,833
      Accumulation units outstanding                                               -               -               -          11,721
      Unit value of accumulation units                                 $           -   $           -   $           -   $        9.54
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                       $           -   $           -   $           -   $           -
      Accumulation units outstanding                                               -               -               -               -
      Unit value of accumulation units                                 $           -   $           -   $           -   $           -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (Continued)

                                                                                            MFS
                                                                                        Massachusetts    MFS
                                                                            Marsico       Investors     Mid-Cap          MFS
                                                                            Growth          Trust       Growth       Total Return
                                                                           Portfolio     Portfolio     Portfolio      Portfolio
                                                                           (Class 1)      (Class 1)    (Class 1)      (Class 1)
                                                                           ---------      ---------    ---------     ------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                         $          0  $          0  $          0   $          0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                           65,643,534   192,713,777   154,117,911    547,419,678
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                    0             0             0              0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                    0             0             0              0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                    0             0             0              0
           Investments in American Funds Insurance Series (Class 2 or 3),
               at net asset value                                                    0             0             0              0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                    0             0             0              0

            Receivable from AIG SunAmerica Life Assurance Company                    0             0             0              0
                                                                          ------------  ------------  ------------   ------------
Total Assets:                                                             $ 65,643,534  $192,713,777  $154,117,911   $547,419,678

Liabilities:                                                                         0             0             0              0
                                                                          ------------  ------------  ------------   ------------
                                                                          $ 65,643,534  $192,713,777  $154,117,911   $547,419,678
                                                                          ============  ============  ============   ============

Net assets:

           Accumulation units                                             $ 65,639,863  $192,037,750  $153,508,176   $546,084,497

           Contracts in payout (annuitization) period                            3,671       676,027       609,735      1,335,181
                                                                          ------------  ------------  ------------   ------------
                Total net assets                                          $ 65,643,534  $192,713,777  $154,117,911   $547,419,678
                                                                          ============  ============  ============   ============

Accumulation units outstanding                                               6,278,390     9,734,051    14,652,379     22,025,002
                                                                          ============  ============  ============   ============

Contracts With Total Expenses of 1.30%:
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                     $ 59,166,884  $188,630,151  $146,267,918   $522,564,142
           Accumulation units outstanding                                    5,653,213     9,496,760    13,792,145     20,820,550
           Unit value of accumulation units                               $      10.47  $      19.86  $      10.61   $      25.10
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                     $          -  $    463,816  $  1,300,162   $  3,498,559
           Accumulation units outstanding                                            -        48,301       205,957        299,165
           Unit value of accumulation units                               $          -  $       9.60  $       6.31   $      11.69
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                     $  6,476,650  $  3,537,330  $  6,078,376   $ 20,352,823
           Accumulation units outstanding                                      625,177       179,848       578,950        818,656
           Unit value of accumulation units                               $      10.36  $      19.67  $      10.50   $      24.86
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                     $          -  $     82,480  $    471,455   $  1,004,154
           Accumulation units outstanding                                            -         9,142        75,327         86,631
           Unit value of accumulation units                               $          -  $       9.02  $       6.26   $      11.59
Contracts With Total Expenses of 1.80%:
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                     $          -  $          -  $          -   $          -
           Accumulation units outstanding                                            -             -             -              -
           Unit value of accumulation units                               $          -  $          -  $          -   $          -

                                                                              Putnam
                                                                              Growth:         Real        SunAmerica
                                                                              Voyager        Estate        Balanced      Technology
                                                                             Portfolio     Portfolio       Portfolio     Portfolio
                                                                             (Class 1)     (Class 1)      (Class 1)       (Class 1)
                                                                             ---------     ---------      ---------       ---------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                          $          0   $          0   $          0   $          0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                           198,871,321    152,120,150    181,055,953     26,583,352
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                     0              0              0              0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                     0              0              0              0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                     0              0              0              0
           Investments in American Funds Insurance Series (Class 2 or 3),
               at net asset value                                                     0              0              0              0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                     0              0              0              0

            Receivable from AIG SunAmerica Life Assurance Company                     0              0              0              0
                                                                           ------------   ------------   ------------   ------------
Total Assets:                                                              $198,871,321   $152,120,150   $181,055,953   $ 26,583,352

Liabilities:                                                                          0              0              0              0
                                                                           ------------   ------------   ------------   ------------
                                                                           $198,871,321   $152,120,150   $181,055,953   $ 26,583,352
                                                                           ============   ============   ============   ============

Net assets:

           Accumulation units                                              $198,173,810   $151,628,261   $180,110,746   $ 26,481,676

           Contracts in payout (annuitization) period                           697,511        491,889        945,207        101,676
                                                                           ------------   ------------   ------------   ------------
                Total net assets                                           $198,871,321   $152,120,150   $181,055,953   $ 26,583,352
                                                                           ============   ============   ============   ============

Accumulation units outstanding                                               11,438,565      7,121,147     12,147,521     10,833,574
                                                                           ============   ============   ============   ============
Contracts With Total Expenses of 1.30%:
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                      $196,292,307   $150,205,907   $178,460,459   $ 25,505,320
           Accumulation units outstanding                                    11,234,087      7,030,633     11,926,135     10,390,061
           Unit value of accumulation units                                $      17.47   $      21.36   $      14.96   $       2.45
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                      $    383,110   $          -   $    649,028   $          -
           Accumulation units outstanding                                        53,168              -         76,879              -
           Unit value of accumulation units                                $       7.21   $          -   $       8.44   $          -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                      $  1,899,757   $  1,914,243   $  1,694,384   $  1,078,032
           Accumulation units outstanding                                       109,812         90,514        114,340        443,513
           Unit value of accumulation units                                $      17.30   $      21.15   $      14.82   $       2.43
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                      $    296,147   $          -   $    252,082   $          -
           Accumulation units outstanding                                        41,498              -         30,167              -
           Unit value of accumulation units                                $       7.14   $          -   $       8.36   $          -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                      $          -   $          -   $          -   $          -
           Accumulation units outstanding                                             -              -              -              -
           Unit value of accumulation units                                $          -   $          -   $          -   $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                                                       Telecom        Worldwide    Aggressive     Alliance
                                                                       Utility       High Income     Growth        Growth
                                                                      Portfolio       Portfolio     Portfolio    Portfolio
                                                                      (Class 1)       (Class 1)     (Class 2)    (Class 2)
                                                                     ------------   ------------   -----------   -----------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
        at net asset value                                           $          0   $          0   $         0   $         0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
        at net asset value                                             41,052,332     69,072,552    12,961,719    68,896,859
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                      0              0             0             0
    Investments in WM Variable Trust (Class 1 or Class 2),
        at net asset value                                                      0              0             0             0
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                      0              0             0             0
    Investments in American Funds Insurance Series (Class 2 or 3),
        at net asset value                                                      0              0             0             0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                      0              0             0             0

     Receivable from AIG SunAmerica Life Assurance Company                      0              0             0             0
                                                                     ------------   ------------   -----------   -----------

Total Assets:                                                        $ 41,052,332   $ 69,072,552   $12,961,719   $68,896,859

Liabilities:                                                                    0              0             0             0
                                                                     ------------   ------------   -----------   -----------
                                                                     $ 41,052,332   $ 69,072,552   $12,961,719   $68,896,859
                                                                     ============   ============   ===========   ===========
Net assets:

    Accumulation units                                               $ 40,748,624   $ 68,691,539   $12,961,719   $68,896,859

    Contracts in payout (annuitization) period                            303,708        381,013             0             0
                                                                     ------------   ------------   -----------   -----------

         Total net assets                                            $ 41,052,332   $ 69,072,552   $12,961,719   $68,896,859
                                                                     ============   ============   ===========   ===========

Accumulation units outstanding                                          3,533,027      3,683,254       886,233     2,394,953
                                                                     ============   ============   ===========   ===========

Contracts With Total Expenses of 1.30%:
    Net Assets                                                       $          -   $          -   $         -   $         -
    Accumulation units outstanding                                              -              -             -             -
    Unit value of accumulation units                                 $          -   $          -   $         -   $         -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                       $          -   $          -   $         -   $   406,915
    Accumulation units outstanding                                              -              -             -        13,979
    Unit value of accumulation units                                 $          -   $          -   $         -   $     29.11
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                       $          -   $          -   $10,146,539   $53,327,430
    Accumulation units outstanding                                              -              -       692,921     1,850,960
    Unit value of accumulation units                                 $          -   $          -   $     14.64   $     28.81
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                       $ 40,419,475   $ 68,553,048   $         -   $         -
    Accumulation units outstanding                                      3,478,034      3,655,331             -             -
    Unit value of accumulation units                                 $      11.62   $      18.75   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                       $          -   $          -   $         -   $         -
    Accumulation units outstanding                                              -              -             -             -
    Unit value of accumulation units                                 $          -   $          -   $         -   $         -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                                       $          -   $          -   $   315,359   $ 1,168,109
    Accumulation units outstanding                                              -              -        21,538        40,545
    Unit value of accumulation units                                 $          -   $          -   $     14.64   $     28.81
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                       $          -   $          -   $         -   $   320,180
    Accumulation units outstanding                                              -              -             -        11,132
    Unit value of accumulation units                                 $          -   $          -   $         -   $     28.76
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                       $          -   $          -   $         -   $   455,739
    Accumulation units outstanding                                              -              -             -        15,703
    Unit value of accumulation units                                 $          -   $          -   $         -   $     29.02
Contracts With Total Expenses of 1.70%:
    Net Assets                                                       $          -   $          -   $         -   $   109,379
    Accumulation units outstanding                                              -              -             -         3,786
    Unit value of accumulation units                                 $          -   $          -   $         -   $     28.89
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                                       $          -   $          -   $   760,901   $ 2,256,074
    Accumulation units outstanding                                              -              -        52,070        78,632
    Unit value of accumulation units                                 $          -   $          -   $     14.61   $     28.69
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                       $          -   $          -   $ 1,710,877   $ 9,814,426
    Accumulation units outstanding                                              -              -       117,768       343,930
    Unit value of accumulation units                                 $          -   $          -   $     14.53   $     28.54
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                       $    632,857   $    519,504   $         -   $         -
    Accumulation units outstanding                                         54,993         27,923             -             -
    Unit value of accumulation units                                 $      11.51   $      18.60   $         -   $         -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                       $          -   $          -   $         -   $         -
    Accumulation units outstanding                                              -              -             -             -
    Unit value of accumulation units                                 $          -   $          -   $         -   $         -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                       $          -   $          -   $         -   $   462,764
    Accumulation units outstanding                                              -              -             -        16,104
    Unit value of accumulation units                                 $          -   $          -   $         -   $     28.74
Contracts With Total Expenses of 1.95%:
    Net Assets                                                       $          -   $          -   $         -   $    88,264
    Accumulation units outstanding                                              -              -             -         3,077
    Unit value of accumulation units                                 $          -   $          -   $         -   $     28.69
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                                       $          -   $          -   $    28,043   $   487,579
    Accumulation units outstanding                                              -              -         1,936        17,105
    Unit value of accumulation units                                 $          -   $          -   $     14.49   $     28.51

                                                                                                                     DAVIS
                                                                         Blue Chip        Cash       Corporate      Venture
                                                                           Growth      Management       Bond         Value
                                                                         Portfolio     Portfolio     Portfolio     Portfolio
                                                                         (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                                        -----------   -----------   -----------   ------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
        at net asset value                                              $         0   $         0   $         0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
        at net asset value                                               12,287,985    48,330,416    54,193,855    196,647,275
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                        0             0             0              0
    Investments in WM Variable Trust (Class 1 or Class 2),
        at net asset value                                                        0             0             0              0
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                        0             0             0              0
    Investments in American Funds Insurance Series (Class 2 or 3),
        at net asset value                                                        0             0             0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                        0             0             0              0

     Receivable from AIG SunAmerica Life Assurance Company                        0             0             0              0
                                                                        ---------------------------------------   ------------
Total Assets:                                                           $12,287,985   $48,330,416   $54,193,855   $196,647,275

Liabilities:                                                                      0             0             0              0
                                                                        -----------   -------------------------   ------------
                                                                        $12,287,985   $48,330,416   $54,193,855   $196,647,275
                                                                        ===========   ===========   ===========   ============
Net assets:

    Accumulation units                                                  $12,287,985   $48,330,416   $ 54,193,855  $196,647,275

    Contracts in payout (annuitization) period                                    0             0             0              0
                                                                        -----------   -------------------------   ------------

         Total net assets                                               $12,287,985   $48,330,416   $54,193,855   $196,647,275
                                                                        ===========   ===========   ===========   ============

Accumulation units outstanding                                            2,058,214     3,787,733     3,178,532      6,279,634
                                                                        ===========   ===========   ===========   ============

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $         -   $         -   $         -   $  1,155,599
    Accumulation units outstanding                                                -             -             -         36,604
    Unit value of accumulation units                                    $         -   $         -   $         -   $      31.57
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 9,258,987   $35,720,207   $42,095,276   $155,176,013
    Accumulation units outstanding                                        1,548,417     2,795,894     2,465,090      4,947,839
    Unit value of accumulation units                                    $      5.98   $     12.78   $     17.08   $      31.36
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                                          $   453,740   $ 2,464,101   $ 1,991,338   $  3,931,655
    Accumulation units outstanding                                           75,879       192,877       116,611        125,364
    Unit value of accumulation units                                    $      5.98   $     12.78   $     17.08   $      31.36
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $         -   $         -   $         -   $    330,433
    Accumulation units outstanding                                                -             -             -         10,535
    Unit value of accumulation units                                    $         -   $         -   $         -   $      31.37
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                                          $   534,241   $ 3,125,194   $ 2,362,286   $  7,281,023
    Accumulation units outstanding                                           89,711       245,505       139,079        233,592
    Unit value of accumulation units                                    $      5.96   $     12.73   $     16.99   $      31.17
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $ 1,975,189   $ 6,632,024   $ 7,062,152   $ 26,994,481
    Accumulation units outstanding                                          333,085       522,725       417,282        868,321
    Unit value of accumulation units                                    $      5.93   $     12.69   $     16.92   $      31.09
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $         -   $         -   $         -   $    291,084
    Accumulation units outstanding                                                -             -             -          9,363
    Unit value of accumulation units                                    $         -   $         -   $         -   $      31.09
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $         -   $         -   $         -   $          -
    Accumulation units outstanding                                                -             -             -              -
    Unit value of accumulation units                                    $         -   $         -   $         -   $          -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                                          $    65,828   $   388,890   $   682,803   $  1,486,987
    Accumulation units outstanding                                           11,122        30,732        40,470         48,016
    Unit value of accumulation units                                    $      5.92   $     12.65   $     16.87   $      30.97

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.


                  See accompanying notes financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                   (Unaudited)
                                   (Continued)

                                                                                                    Federated
                                                                      "Dogs" of      Emerging        American       Foreign
                                                                     Wall Street      Markets        Leaders         Value
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                                     ------------   ------------   ------------   ------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
        at net asset value                                           $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
        at net asset value                                             20,381,063     13,164,866     20,723,558     58,239,499
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                      0              0              0              0
    Investments in WM Variable Trust (Class 1 or Class 2),
        at net asset value                                                      0              0              0              0
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                      0              0              0              0
    Investments in American Funds Insurance Series (Class 2 or 3),
        at net asset value                                                      0              0              0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                      0              0              0              0

     Receivable from AIG SunAmerica Life Assurance Company                      0              0              0              0
                                                                     ------------   ------------   ------------   ------------

Total Assets:                                                        $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499

Liabilities:                                                                    0              0              0              0
                                                                     ------------   ------------   ------------   ------------

                                                                     $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499
                                                                     ============   ============   ============   ============
Net assets:

    Accumulation units                                               $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499

    Contracts in payout (annuitization) period                                  0              0              0              0
                                                                     ------------   ------------   ------------   ------------

         Total net assets                                            $ 20,381,063   $ 13,164,866   $ 20,723,558   $ 58,239,499
                                                                     ============   ============   ============   ============

Accumulation units outstanding                                          1,799,526      1,201,940      1,184,869      3,958,903
                                                                     ============   ============   ============   ============

Contracts With Total Expenses of 1.30%:
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                       $ 15,531,215   $ 10,055,389   $ 14,347,824   $ 51,551,559
    Accumulation units outstanding                                      1,368,614        916,524        818,776      3,501,920
    Unit value of accumulation units                                 $      11.35   $      10.97   $      17.52   $      14.72
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                                       $    273,544   $    256,274   $    860,699   $    752,616
    Accumulation units outstanding                                         24,103         23,359         49,117         51,128
    Unit value of accumulation units                                 $      11.35   $      10.97   $      17.52   $      14.72
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                                       $    663,781   $    350,117   $    928,868   $    752,890
    Accumulation units outstanding                                         58,680         32,011         53,167         51,451
    Unit value of accumulation units                                 $      11.31   $      10.94   $      17.47   $      14.63
Contracts With Total Expenses of 1.77% (7):
     Net Assets                                                      $  3,669,512   $  2,258,818   $  4,358,592   $  5,104,475
     Accumulation units outstanding                                       326,504        207,526        250,656        348,980
     Unit value of accumulation units                                $      11.24   $      10.88   $      17.39   $      14.63
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                       $          -   $          -   $          -   $          -
    Accumulation units outstanding                                              -              -              -              -
    Unit value of accumulation units                                 $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                                       $    243,011   $    244,268   $    227,575   $     77,959
    Accumulation units outstanding                                         21,625         22,520         13,153          5,424
    Unit value of accumulation units                                 $      11.24   $      10.85   $      17.30   $      14.37

                                                                                                         Goldman
                                                                           Global          Global         Sachs           Growth-
                                                                            Bond          Equities       Research         Income
                                                                         Portfolio       Portfolio      Portfolio        Portfolio
                                                                         (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                                                        ------------   ------------   -------------   -------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
        at net asset value                                              $          0   $          0   $           0   $           0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
        at net asset value                                                13,981,610     11,374,003       6,144,254      40,777,284
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                         0              0               0               0
    Investments in WM Variable Trust (Class 1 or Class 2),
        at net asset value                                                         0              0               0               0
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                         0              0               0               0
    Investments in American Funds Insurance Series (Class 2 or 3),
        at net asset value                                                         0              0               0               0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                         0              0               0               0

     Receivable from AIG SunAmerica Life Assurance Company                         0              0               0               0
                                                                        ------------   ------------   -------------   -------------

Total Assets:                                                           $ 13,981,610   $ 11,374,003   $   6,144,254   $  40,777,284

Liabilities:                                                                       0              0               0               0
                                                                        ------------   ------------   -------------   -------------

                                                                        $ 13,981,610   $ 11,374,003   $   6,144,254   $  40,777,284
                                                                        ============   ============   =============   =============
Net assets:

    Accumulation units                                                  $ 13,981,610   $ 11,374,003   $   6,144,254   $  40,777,284

    Contracts in payout (annuitization) period                                     0              0               0               0
                                                                        ------------   ------------   -------------   -------------

         Total net assets                                               $ 13,981,610   $ 11,374,003   $   6,144,254   $  40,777,284
                                                                        ============   ============   =============   =============

Accumulation units outstanding                                               823,892        662,045         886,355       1,450,353
                                                                        ============   ============   =============   =============

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $          -   $          -   $           -   $           -
    Accumulation units outstanding                                                 -              -               -               -
    Unit value of accumulation units                                    $          -   $          -   $           -   $           -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $          -   $    379,298   $           -   $           -
    Accumulation units outstanding                                                 -         21,913               -               -
    Unit value of accumulation units                                    $          -   $      17.31   $           -   $           -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 10,353,050   $  7,584,921   $   4,491,888   $  28,315,066
    Accumulation units outstanding                                           609,223        440,863         646,958       1,005,301
    Unit value of accumulation units                                    $      16.99   $      17.20   $        6.94   $       28.17
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $          -   $          -   $           -   $           -
    Accumulation units outstanding                                                 -              -               -               -
    Unit value of accumulation units                                    $          -   $          -   $           -   $           -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $          -   $          -   $           -   $           -
    Accumulation units outstanding                                                 -              -               -               -
    Unit value of accumulation units                                    $          -   $          -   $           -   $           -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                                          $    667,010   $    502,641   $     225,118   $   1,329,459
    Accumulation units outstanding                                            39,253         29,215          32,426          47,199
    Unit value of accumulation units                                    $      16.99   $      17.20   $        6.94   $       28.17
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $          -   $     55,410   $           -   $           -
    Accumulation units outstanding                                                 -          3,219               -               -
    Unit value of accumulation units                                    $          -   $      17.21   $           -   $           -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                          $          -   $    166,371   $           -   $           -
    Accumulation units outstanding                                                 -          9,628               -               -
    Unit value of accumulation units                                    $          -   $      17.28   $           -   $           -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $          -   $      8,747   $           -   $           -
    Accumulation units outstanding                                                 -            492               -               -
    Unit value of accumulation units                                    $          -   $      17.78   $           -   $           -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                                          $    958,010   $    609,318   $     361,120   $   3,562,577
    Accumulation units outstanding                                            56,501         35,483          52,121         126,860
    Unit value of accumulation units                                    $      16.96   $      17.17   $       6.93    $       28.08
Contracts With Total Expenses of 1.77% (7):
     Net Assets                                                         $  1,773,466   $  1,882,510   $     946,123   $   6,881,488
     Accumulation units outstanding                                          105,243        110,421         137,388         246,214
     Unit value of accumulation units                                   $      16.85   $      17.05   $        6.89   $       27.95
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $          -   $          -   $           -    $          -
    Accumulation units outstanding                                                 -              -               -               -
    Unit value of accumulation units                                    $          -   $          -   $           -    $          -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                          $          -   $          -   $           -   $           -
    Accumulation units outstanding                                                 -              -               -               -
    Unit value of accumulation units                                    $          -   $          -   $           -   $           -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $          -   $     96,239   $           -   $           -
    Accumulation units outstanding                                                 -          5,622               -               -
    Unit value of accumulation units                                    $          -   $      17.12   $           -   $           -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $          -   $      6,234   $           -   $           -
    Accumulation units outstanding                                                 -            365               -               -
    Unit value of accumulation units                                    $          -   $      17.08   $           -   $           -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                                          $    230,074   $     82,314   $     120,005   $     688,694
    Accumulation units outstanding                                            13,672          4,824          17,462          24,779
    Unit value of accumulation units                                    $      16.83   $      17.06   $        6.87   $       27.79

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                  See accompanying notes financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (Condition)


                                                                                                   International  International
                                                                         Growth        High-Yield   Diversified      Growth
                                                                      Opportunities       Bond       Equities       & Income
                                                                        Portfolio      Portfolio     Portfolio      Portfolio
                                                                        (Class 2)       (Class 2)    (Class 2)      (Class 2)
                                                                      -------------  ------------  -------------  -------------
Assets:

      Investments in Anchor Series Trust (Class 1, 2 or 3),
         at net asset value                                           $           0  $          0  $           0  $           0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
         at net asset value                                               5,980,833    40,928,981     45,428,670     31,636,685
      Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                       0             0              0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                                       0             0              0              0
      Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                       0             0              0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
         at net asset value                                                       0             0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0             0              0              0

      Receivable from AIG SunAmerica Life Assurance Company                       0             0              0              0
                                                                      -------------  ------------  -------------  -------------

Total Assets:                                                         $   5,980,833  $ 40,928,981  $  45,428,670  $  31,636,685

Liabilities:                                                                      0             0              0              0
                                                                      -------------  ------------  -------------  -------------

                                                                      $   5,980,833  $ 40,928,981  $  45,428,670  $  31,636,685
                                                                      =============  ============  =============  =============
Net assets:

      Accumulation units                                              $   5,980,833  $ 40,928,981  $  45,428,670  $  31,636,685

      Contracts in payout (annuitization) period                                  0             0              0              0
                                                                      -------------  ------------  -------------  -------------

           Total net assets                                           $   5,980,833  $ 40,928,981  $  45,428,670  $  31,636,685
                                                                      =============  ============  =============  =============

Accumulation units outstanding                                            1,255,588     2,367,479      4,272,814      2,366,670
                                                                      =============  ============  =============  =============

Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $   4,706,449  $ 31,917,358  $  38,732,700  $  24,053,364
      Accumulation units outstanding                                        986,228     1,843,279      3,639,167      1,796,950
      Unit value of accumulation units                                $        4.77  $      17.32  $       10.64  $       13.39
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $     111,899  $    997,572  $     499,384  $   1,274,230
      Accumulation units outstanding                                         23,452        57,613         46,913         95,170
      Unit value of accumulation units                                $        4.77  $      17.32  $       10.64  $       13.39
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $     181,691  $  1,471,843  $   1,222,104  $   1,315,865
      Accumulation units outstanding                                         38,336        85,211        115,056         98,686
      Unit value of accumulation units                                $        4.74  $      17.27  $       10.62  $       13.33
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $     940,433  $  5,004,174  $   4,751,757  $   4,608,634
      Accumulation units outstanding                                        199,002       291,437        450,534        346,898
      Unit value of accumulation units                                $        4.73  $      17.17  $       10.55  $       13.29
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $           -  $          -  $           -  $           -
      Accumulation units outstanding                                              -             -              -              -
      Unit value of accumulation units                                $           -  $          -  $           -  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $      40,361  $  1,538,034  $     222,725  $     384,592
      Accumulation units outstanding                                          8,570        89,939         21,144         28,966
      Unit value of accumulation units                                $        4.71  $      17.10  $       10.53  $       13.28

                                                                                          MFS
                                                                                     Massachusetts      MFS
                                                                         Marsico       Investors      Mid-Cap       MFS Total
                                                                         Growth          Trust         Growth        Return
                                                                        Portfolio      Portfolio     Portfolio      Portfolio
                                                                        (Class 2)      (Class 2)     (Class 2)      (Class 2)
                                                                      -------------  ------------- -------------  -------------
Assets:

      Investments in Anchor Series Trust (Class 1, 2 or 3),
         at net asset value                                           $           0  $           0  $          0  $           0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
         at net asset value                                              45,145,301     28,561,412    54,442,777    150,291,875
      Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                       0              0             0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                                       0              0             0              0
      Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                       0              0             0              0
      Investments in American Funds Insurance Series (Class 2 or 3),
         at net asset value                                                       0              0             0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                       0              0             0              0
      Receivable from AIG SunAmerica Life Assurance Company                       0              0             0              0
                                                                      -------------  -------------  ------------  -------------

Total Assets:                                                         $  45,145,301  $  28,561,412  $ 54,442,777  $ 150,291,875

Liabilities:                                                                      0              0             0              0
                                                                      -------------  -------------  ------------  -------------

                                                                      $  45,145,301  $  28,561,412  $ 54,442,777  $ 150,291,875
                                                                      =============  =============  ============  =============
Net assets:

      Accumulation units                                              $  45,145,301  $  28,561,412  $ 54,442,777  $ 150,291,875

      Contracts in payout (annuitization) period                                  0              0             0              0
                                                                      -------------  -------------  ------------  -------------

           Total net assets                                           $  45,145,301  $  28,561,412  $ 54,442,777  $ 150,291,875
                                                                      =============  =============  ============  =============

Accumulation units outstanding                                            4,341,358      1,445,629     5,169,271      6,025,338
                                                                      =============  =============  ============  =============

Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $           -  $           -  $          -  $           -
      Accumulation units outstanding                                              -              -             -              -
      Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $           -  $           -  $    726,752  $           -
      Accumulation units outstanding                                              -              -        68,471              -
      Unit value of accumulation units                                $           -  $           -  $      10.61  $           -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $  37,501,069  $  22,160,341  $ 39,746,049  $ 115,016,722
      Accumulation units outstanding                                      3,602,010      1,119,886     3,767,689      4,604,054
      Unit value of accumulation units                                $       10.41  $       19.79  $      10.55  $       24.98
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $           -  $           -  $          -  $           -
      Accumulation units outstanding                                              -              -             -              -
      Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $           -  $           -  $          -  $           -
      Accumulation units outstanding                                              -              -             -              -
      Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $           -  $     497,434  $  1,685,401  $   4,571,815
      Accumulation units outstanding                                              -         25,139       159,768        183,014
      Unit value of accumulation units                                $           -  $       19.79  $      10.55  $       24.98
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $           -  $           -  $    272,065  $           -
      Accumulation units outstanding                                              -              -        25,775              -
      Unit value of accumulation units                                $           -  $           -  $      10.56  $           -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $           -  $           -  $    397,559  $           -
      Accumulation units outstanding                                              -              -        37,580              -
      Unit value of accumulation units                                $           -  $           -  $      10.58  $           -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $           -  $           -  $     89,137  $           -
      Accumulation units outstanding                                              -              -         8,479              -
      Unit value of accumulation units                                $           -  $           -  $      10.51  $           -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $           -  $   1,124,670  $  2,420,207  $   8,179,928
      Accumulation units outstanding                                              -         57,114       230,828        328,846
      Unit value of accumulation units                                $           -  $       19.69  $      10.48  $       24.87
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $   7,644,232  $   4,645,101  $  7,666,598  $  20,366,791
      Accumulation units outstanding                                        739,348        236,667       732,944        822,101
      Unit value of accumulation units                                $       10.34  $       19.63  $      10.46  $       24.77
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $           -  $           -  $          -  $           -
      Accumulation units outstanding                                              -              -             -              -
      Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $           -  $           -  $          -  $           -
      Accumulation units outstanding                                              -              -             -              -
      Unit value of accumulation units                                $           -  $           -  $          -  $           -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $           -  $           -  $    712,929  $           -
      Accumulation units outstanding                                              -              -        68,085              -
      Unit value of accumulation units                                $           -  $           -  $      10.47  $           -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $           -  $           -  $    110,809  $           -
      Accumulation units outstanding                                              -              -        10,611              -
      Unit value of accumulation units                                $           -  $           -  $      10.44  $           -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $           -  $     133,866  $    615,271  $   2,156,619
      Accumulation units outstanding                                              -          6,823        59,041         87,323
      Unit value of accumulation units                                $           -  $       19.62  $      10.42  $       24.70


(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                        Putnam
                                        Growth:      Real     Small & Mid  SunAmerica              Telecom    Worldwide  Aggressive
                                        Voyager     Estate     Cap Value    Balanced   Technology  Utility   High Income  Growth
                                       Portfolio   Portfolio   Portfolio   Portfolio    Portfolio Portfolio  Portfolio   Portfolio
                                       (Class 2)   (Class 2)   (Class 2)   (Class 2)    (Class 2) (Class 2)   (Class 2)   (Class 3)
                                      ----------- ----------- ----------- ----------- ----------- ---------- ----------- ----------
Assets:

   Investments in Anchor Series
     Trust (Class 1, 2 or 3),at net
      asset value                     $         0 $         0 $         0 $         0 $         0 $        0 $        0  $        0
   Investments in SunAmerica Series
     Trust (Class 1, 2 or 3),at net
      asset value                       9,396,286  32,262,874  45,740,841  22,041,926  10,328,998  3,216,118  7,429,844   7,188,034
   Investments in Van Kampen Life
     Investment Trust (Class II),
      at net asset value                        0           0           0           0           0          0          0           0
   Investments in WM Variable Trust
     (Class 1 or Class 2), at net
      asset value                               0           0           0           0           0          0          0           0
   Investments in Nations Separate
     Account Trust (Class B),at net
      asset value                               0           0           0           0           0          0          0           0
   Investments in American Funds
     Insurance Series (Class 2 or
      3),at net asset value                     0           0           0           0           0          0          0           0
   Investments in Lord Abbett Series
     Fund, Inc. (Class VC),at net
      asset value                               0           0           0           0           0          0          0           0
   Receivable from AIG SunAmerica
      Life Assurance Company                    0           0           0           0           0          0          0           0
                                      ----------- ----------- ----------- ----------- ----------- ---------- ----------  ----------
Total Assets:                         $ 9,396,286 $32,262,874 $45,740,841 $22,041,926 $10,328,998 $3,216,118 $7,429,844  $7,188,034

Liabilities:                                    0           0           0           0           0          0          0           0
                                      ----------- ----------- ----------- ----------- ----------- ---------- ----------  ----------
                                      $ 9,396,286 $32,262,874 $45,740,841 $22,041,926 $10,328,998 $3,216,118 $7,429,844  $7,188,034
                                      =========== =========== =========== =========== =========== ========== ==========  ==========
Net assets:

   Accumulation units                 $ 9,396,286 $32,262,874 $45,740,841 $22,041,926 $10,328,998 $3,216,118 $7,429,844  $7,188,034

   Contracts in payout
     (annuitization) period                     0           0           0           0           0          0          0           0
                                      ----------- ----------- ----------- ----------- ----------- ---------- ----------  ----------
        Total net assets              $ 9,396,286 $32,262,874 $45,740,841 $22,041,926 $10,328,998 $3,216,118 $7,429,844  $7,188,034
                                      =========== =========== =========== =========== =========== ========== ==========  ==========
Accumulation units outstanding            541,745   1,519,878   2,898,416   1,483,785   4,237,386    278,545    398,777     493,564
                                      =========== =========== =========== =========== =========== ========== ==========  ==========
Contracts With Total Expenses of
 1.30%:

   Net Assets                         $         - $         - $         - $         - $         - $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -           -          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $         - $        - $        -  $        -
Contracts With Total Expenses of
 1.40%:

   Net Assets                         $         - $         - $         - $         - $   178,972 $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -      73,013          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $      2.45 $        - $        -  $        -
Contracts With Total Expenses of
 1.52%(1):

   Net Assets                         $ 7,063,746 $23,145,295 $37,974,395 $16,396,497 $ 6,777,161 $2,102,333 $6,189,326  $4,449,760
   Accumulation units outstanding         406,642   1,088,202   2,404,085   1,101,809   2,774,935    181,664    331,719     304,887
   Unit value of accumulation units   $     17.37 $     21.27 $     15.80 $     14.88 $      2.44 $    11.57 $    18.66  $    14.59
Contracts With Total Expenses of
 1.52%(2):

   Net Assets                         $         - $         - $         - $         - $         - $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -           -          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $         - $        - $        -  $        -
Contracts With Total Expenses of
 1.52%(3):

   Net Assets                         $         - $         - $         - $         - $         - $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -           -          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $         - $        - $        -  $        -
Contracts With Total Expenses of
 1.52%(4):

   Net Assets                         $   206,358 $ 1,095,526 $ 1,228,479 $   354,329 $   117,062 $      -   $      -    $  755,626
   Accumulation units outstanding          11,880      51,508      77,776      23,811      47,934        -          -        51,773
   Unit value of accumulation units   $     17.37 $     21.27 $     15.80 $     14.88 $      2.44 $      -   $      -    $    14.59
Contracts With Total Expenses of
 1.55%(5):

   Net Assets                         $         - $         - $         - $         - $    86,727 $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -      35,463          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $      2.45 $        - $        -  $        -
Contracts With Total Expenses of
 1.55%(6):

   Net Assets                         $         - $         - $         - $         - $   198,308 $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -      81,168          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $      2.44 $        - $        -  $        -
Contracts With Total Expenses of
1.70%:

   Net Assets                         $         - $         - $         - $         - $    99,430 $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -      40,926          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $      2.43 $        - $        -  $        -
Contracts With Total Expenses of
 1.72%(4):

   Net Assets                         $   563,323 $ 1,740,742 $ 1,001,633 $   883,020 $    91,096 $        - $        -  $  910,764
   Accumulation units outstanding          32,516      82,059      63,806      59,599      37,451          -          -      62,839
   Unit value of accumulation units   $     17.32 $     21.21 $     15.70 $     14.82 $      2.43 $        - $        -  $    14.49
Contracts With Total Expenses of
 1.77%(7):

   Net Assets                         $ 1,419,669 $ 5,899,414 $ 5,322,938 $ 3,943,920 $ 2,498,473 $1,113,785 $1,240,518  $  652,377
   Accumulation units outstanding          82,359     279,955     339,087     267,036   1,030,285     96,881     67,058      44,962
   Unit value of accumulation units   $     17.24 $     21.07 $     15.70 $     14.77 $      2.43 $    11.50 $    18.50  $    14.51
Contracts With Total Expenses of
 1.77%(2):

   Net Assets                         $         - $         - $         - $         - $         - $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -           -          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $         - $        - $        -  $        -
Contracts With Total Expenses of
 1.77%(3):

   Net Assets                         $         - $         - $         - $         - $         - $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -           -          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $         - $        - $        -  $        -
Contracts With Total Expenses of
 1.80%:

   Net Assets                         $         - $         - $         - $         - $   155,363 $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -      63,957          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $      2.43 $        - $        -  $        -
Contracts With Total Expenses of
 1.95%:

   Net Assets                         $         - $         - $         - $         - $    94,340 $        - $        -  $        -
   Accumulation units outstanding               -           -           -           -      38,945          -          -           -
   Unit value of accumulation units   $         - $         - $         - $         - $      2.42 $        - $        -  $        -
Contracts With Total Expenses of
 1.97%(4):

   Net Assets                         $   143,190 $   381,897 $   213,396 $   464,160 $    32,066 $        - $        -  $  419,507
   Accumulation units outstanding           8,348      18,154      13,662      31,530      13,309          -          -      29,103
   Unit value of accumulation units   $     17.15 $     21.04 $     15.62 $     14.72 $      2.41 $        - $        -  $    14.41

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)


                                                                                               Davis
                                      Alliance     Blue Chip        Cash      Corporate       Venture
                                       Growth        Growth     Management       Bond          Value
                                     Portfolio     Portfolio     Portfolio    Portfolio      Portfolio
                                      (Class 3)     (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                      ---------     ---------    ---------     ---------     ---------
Assets:
   Investments in Anchor Series
    Trust(Class 1, 2 or 3),at net
     asset value                     $         0  $          0  $          0  $          0  $          0
   Investments in SunAmerica Series
    Trust (Class 1, 2 or 3),at net
     asset value                      69,204,069     7,913,678   106,434,930    84,467,485   220,042,179
   Investments in Van Kampen Life
    Investment Trust (Class II),
     at net asset value                        0             0             0             0             0
   Investments in WM Variable Trust
   (Class 1 or Class 2),at net
     asset value                               0             0             0             0             0
   Investments in Nations Separate
    Account Trust (Class B),at net
     asset value                               0             0             0             0             0
   Investments in American Funds
     Insurance Series (Class 2 or
     3),at net asset value                     0             0             0             0             0
   Investments in Lord Abbett
    Series Fund, Inc. (Class VC),at
     net asset value                           0             0             0             0             0

   Receivable from AIG SunAmerica
    Life Assurance Company                     0             0             0             0             0
                                     -----------  ------------  ------------  ------------  ------------
Total Assets:                        $69,204,069  $  7,913,678  $106,434,930  $ 84,467,485  $220,042,179

Liabilities:                                   0             0             0             0             0
                                     -----------  ------------  ------------  ------------  ------------
                                     $69,204,069  $  7,913,678  $106,434,930  $ 84,467,485  $220,042,179
                                     ===========  ============  ============  ============  ============

Net assets:

   Accumulation units                $69,204,069  $  7,913,678  $106,434,930  $ 84,467,485  $220,042,179

   Contracts in payout
    (annuitization) period                     0             0             0             0             0
                                     -----------  ------------  ------------  ------------  ------------
        Total net assets             $69,204,069  $  7,913,678  $106,434,930  $ 84,467,485  $220,042,179
                                     ===========  ============  ============  ============  ============

Accumulation units outstanding         2,410,119     1,329,936     8,358,139     4,980,011     7,041,367
                                     ===========  ============  ============  ============  ============

Contracts With Total Expenses
 of 1.30%:

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses
 of 1.40%:

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.52% (1):

   Net Assets                        $40,045,793  $  4,485,580  $ 58,698,957  $ 41,525,875  $124,011,406
   Accumulation units outstanding      1,392,218       752,020     4,601,605     2,446,329     3,961,597
   Unit value of accumulation units  $     28.76  $       5.96  $      12.76  $      16.97  $      31.30
Contracts With Total Expenses of
 1.52% (2):

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.52% (3):

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.52% (4):

   Net Assets                        $ 7,725,408  $    746,653  $ 14,395,386  $ 14,141,902  $ 24,687,365
   Accumulation units outstanding        268,570       125,174     1,128,501       833,102       788,626
   Unit value of accumulation units  $     28.76  $       5.96  $      12.76  $      16.97  $      31.30
Contracts With Total Expenses of
 1.55% (5):

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.55% (6):

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.70%:

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.72% (4):

   Net Assets                        $15,237,097  $  2,006,729  $ 26,704,546  $ 21,876,209  $ 51,457,264
   Accumulation units outstanding        532,237       338,664     2,103,393     1,290,357     1,651,057
   Unit value of accumulation units  $     28.63  $       5.93  $      12.70  $      16.95  $      31.17
Contracts With Total Expenses of
 1.77% (7):

   Net Assets                        $ 4,382,845  $    518,225  $  5,076,629  $  4,983,686  $ 14,864,859
   Accumulation units outstanding        153,379        87,552       401,041       295,085       477,981
   Unit value of accumulation units  $     28.58  $       5.92  $      12.66  $      16.89  $      31.10
Contracts With Total Expenses of
 1.77% (2):

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.77% (3):

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.80%:

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.95%:

   Net Assets                        $         -  $          -  $          -  $          -  $          -
   Accumulation units outstanding              -             -             -             -             -
   Unit value of accumulation units  $         -  $          -  $          -  $          -  $          -
Contracts With Total Expenses of
 1.97% (4):

   Net Assets                        $ 1,812,926  $    156,491  $  1,559,412  $  1,939,813  $  5,021,285
   Accumulation units outstanding         63,715        26,526       123,599       115,138       162,106
   Unit value of accumulation units  $     28.45  $       5.90  $      12.62  $      16.85  $      30.98

                                                                    Federated
                                        "Dogs" of    Emerging       American
                                        Wall Street   Markets        Leaders
                                         Portfolio   Portfolio      Portfolio
                                        (Class 3)   (Class 3)       (Class 3)
                                        ---------   ---------       ---------
Assets:
   Investments in Anchor Series
    Trust(Class 1, 2 or 3),at net
     asset value                       $         0  $         0     $         0
   Investments in SunAmerica Series
    Trust (Class 1, 2 or 3),at net
     asset value                        12,678,068   11,307,326      31,424,127
   Investments in Van Kampen Life
    Investment Trust (Class II),
     at net asset value                          0            0               0
   Investments in WM Variable Trust
   (Class 1 or Class 2),at net
     asset value                                 0            0               0
   Investments in Nations Separate
    Account Trust (Class B),at net
     asset value                                 0            0               0
   Investments in American Funds
     Insurance Series (Class 2 or
     3),at net asset value                       0            0               0
   Investments in Lord Abbett
    Series Fund, Inc. (Class VC),at
     net asset value                             0            0               0

   Receivable from AIG SunAmerica
    Life Assurance Company                       0            0               0
                                       -----------  -----------     -----------
Total Assets:                          $12,678,068  $11,307,326     $31,424,127

Liabilities:                                     0            0               0
                                       -----------  -----------     -----------
                                       $12,678,068  $11,307,326     $31,424,127
                                       ===========  ===========     ===========

Net assets:

   Accumulation units                  $12,678,068  $11,307,326     $31,424,127

   Contracts in payout
    (annuitization) period                       0            0               0
                                       -----------  -----------     -----------
        Total net assets               $12,678,068  $11,307,326     $31,424,127
                                       ===========  ===========     ===========

Accumulation units outstanding           1,123,504    1,037,661       1,803,078
                                       ===========  ===========     ===========

Contracts With Total Expenses
 of 1.30%:

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses
 of 1.40%:

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
  1.52% (1):

   Net Assets                          $ 4,727,967  $ 4,986,186     $10,882,004
   Accumulation units outstanding          418,074      456,021         622,734
   Unit value of accumulation units    $     11.31  $     10.93     $     17.47
Contracts With Total Expenses of
  1.52% (2):

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
  1.52% (3):

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.52% (4):

   Net Assets                          $ 2,964,744  $ 1,623,065     $ 7,140,586
   Accumulation units outstanding          262,153      148,472         408,618
   Unit value of accumulation units    $     11.31  $     10.93     $     17.47
Contracts With Total Expenses of
 1.55% (5):

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.55% (6):

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.70%:

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.72% (4):

   Net Assets                          $ 3,684,601  $ 1,561,921     $11,180,171
   Accumulation units outstanding          327,374      143,746         643,343
   Unit value of accumulation units    $     11.26  $     10.87     $     17.38
Contracts With Total Expenses of
 1.77% (7):

   Net Assets                          $   762,094  $ 1,000,607     $ 1,488,910
   Accumulation units outstanding           67,748       92,068          85,742
   Unit value of accumulation units    $     11.25  $     10.87     $     17.37
Contracts With Total Expenses of
 1.77% (2):

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.77% (3):

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.80%:

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.95%:

   Net Assets                          $         -  $         -     $         -
   Accumulation units outstanding                -            -               -
   Unit value of accumulation units    $         -  $         -     $         -
Contracts With Total Expenses of
 1.97% (4):

   Net Assets                          $   538,662  $ 2,135,547     $   732,456
   Accumulation units outstanding           48,155      197,354          42,641
   Unit value of accumulation units    $     11.19  $     10.82     $     17.18

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                                                                                           Goldman
                                                                      Foreign      Global       Global       Sachs       Growth-
                                                                       Value        Bond       Equities    Research      Income
                                                                     Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                                                      (Class 3)   (Class 3)    (Class 3)   (Class 3)    (Class 3)
                                                                      ---------   ---------    ---------   ---------    ---------
  Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                       $          0  $         0  $        0  $         0  $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                        171,656,726   16,657,356   7,200,517      971,168   18,778,665
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                  0            0           0            0            0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                  0            0           0            0            0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                  0            0           0            0            0
      Investments in American Funds Insurance Series (Class 2 or
          3), at net asset value                                              0            0           0            0            0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                  0            0           0            0            0
       Receivable from AIG SunAmerica Life Assurance Company                  0            0           0            0            0
                                                                   ------------  -----------  ----------  -----------  -----------
Total Assets:                                                      $171,656,726  $16,657,356  $7,200,517  $   971,168  $18,778,665

Liabilities:                                                                  0            0           0            0            0
                                                                   ------------  -----------  ----------  -----------  -----------
                                                                   $171,656,726  $16,657,356  $7,200,517  $   971,168  $18,778,665
                                                                   ============  ===========  ==========  ===========  ===========
Net assets:

      Accumulation units                                           $171,656,726  $16,657,356  $7,200,517  $   971,168  $18,778,665

      Contracts in payout (annuitization) period                              0            0           0            0            0
                                                                   ------------  -----------  ----------  -----------  -----------

           Total net assets                                        $171,656,726  $16,657,356  $7,200,517  $   971,168  $18,778,665
                                                                   ============  ===========  ==========  ===========  ===========

Accumulation units outstanding                                       11,695,786      984,302     421,371      140,999      669,308
                                                                   ============  ===========  ==========  ===========  ===========
Contracts With Total Expenses of 1.30%:

      Net Assets                                                   $           - $         -  $        -  $         -  $         -
      Accumulation units outstanding                                           -           -           -            -            -
      Unit value of accumulation units                             $           - $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.40%:

      Net Assets                                                   $           - $         -  $        -  $         -  $         -
      Accumulation units outstanding                                           -           -           -            -            -
      Unit value of accumulation units                             $           - $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.52% (1):

      Net Assets                                                   $ 80,146,387  $ 8,543,040  $2,044,454  $         -  $ 9,596,995
      Accumulation units outstanding                                  5,451,685      503,488     119,363            -      341,335
      Unit value of accumulation units                             $      14.70  $     16.97  $    17.13  $         -  $     28.12
Contracts With Total Expenses of 1.52% (2):

      Net Assets                                                   $ 23,242,636  $         -  $        -  $         -  $         -
      Accumulation units outstanding                                  1,580,936            -           -            -            -
      Unit value of accumulation units                             $      14.70  $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.52% (3):

      Net Assets                                                   $           - $         -  $        -  $         -  $         -
      Accumulation units outstanding                                           -           -           -            -            -
      Unit value of accumulation units                             $           - $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.52% (4):

      Net Assets                                                   $ 18,164,078  $ 2,769,781  $1,781,659  $   294,735  $ 2,833,788
      Accumulation units outstanding                                  1,235,510      163,240     104,013       42,652      100,786
      Unit value of accumulation units                             $      14.70  $     16.97  $    17.13  $      6.91  $     28.12
Contracts With Total Expenses of 1.55% (5):

      Net Assets                                                   $         -   $         -  $        -  $         -  $         -
      Accumulation units outstanding                                         -             -           -            -            -
      Unit value of accumulation units                             $         -   $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.55% (6):

      Net Assets                                                   $         -   $         -  $        -  $         -  $         -
      Accumulation units outstanding                                         -             -           -            -            -
      Unit value of accumulation units                             $         -   $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.70%:

      Net Assets                                                   $         -   $         -  $        -  $         -  $         -
      Accumulation units outstanding                                         -             -           -            -            -
      Unit value of accumulation units                             $         -   $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.72% (4):

      Net Assets                                                   $ 34,721,546  $ 3,975,807  $2,850,342  $   672,451  $ 4,546,068
      Accumulation units outstanding                                  2,372,987      236,035     167,083       97,766      162,601
      Unit value of accumulation units                             $      14.63  $     16.84  $    17.06  $      6.88  $     27.96
Contracts With Total Expenses of 1.77% (7):

      Net Assets                                                   $ 10,685,379  $   875,408  $  209,593  $        -   $ 1,351,156
      Accumulation units outstanding                                    731,789       52,106      12,359           -        48,384
      Unit value of accumulation units                             $      14.60  $     16.80  $    16.96  $        -   $     27.93
Contracts With Total Expenses of 1.77% (2):

      Net Assets                                                   $    439,966  $         -  $        -  $         -  $         -
      Accumulation units outstanding                                     30,132            -           -            -            -
      Unit value of accumulation units                             $      14.60  $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.77% (3):

      Net Assets                                                   $          -  $         -  $        -  $         -  $         -
      Accumulation units outstanding                                          -            -           -            -            -
      Unit value of accumulation units                             $          -  $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.80%:

      Net Assets                                                   $          -  $         -  $        -  $         -  $         -
      Accumulation units outstanding                                          -            -           -            -            -
      Unit value of accumulation units                             $          -  $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.95%:

      Net Assets                                                   $          -  $         -  $        -  $         -  $         -
      Accumulation units outstanding                               $          -  $         -  $        -  $         -  $         -
      Unit value of accumulation units                             $          -  $         -  $        -  $         -  $         -
Contracts With Total Expenses of 1.97% (4):

      Net Assets                                                   $  4,256,734  $   493,320  $  314,469  $     3,982  $   450,658
      Accumulation units outstanding                                    292,747       29,433      18,553          581       16,202
      Unit value of accumulation units                             $      14.54  $     16.76  $    16.95  $      6.85  $     27.81

                                                                                                     International
                                                                           Growth      High-Yield     Diversified
                                                                        Opportunities     Bond         Equities
                                                                          Portfolio    Portfolio       Portfolio
                                                                          (Class 3)    (Class 3)       (Class 3)
                                                                        ------------   ----------    -------------
  Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                            $         0    $          0  $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                              3,645,824      43,718,981   101,220,144
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                      0               0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                      0               0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                      0               0             0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                      0               0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      0               0             0
       Receivable from AIG SunAmerica Life Assurance Company                      0               0             0
                                                                        -----------    ------------  ------------
Total Assets:                                                           $ 3,645,824    $ 43,718,981  $101,220,144

Liabilities:                                                                      0               0             0
                                                                        -----------    ------------  ------------
                                                                        $ 3,645,824    $ 43,718,981  $101,220,144
                                                                        ===========    ============  ============
Net assets:

      Accumulation units                                                $ 3,645,824    $ 43,718,981  $101,220,144

      Contracts in payout (annuitization) period                                  0               0             0
                                                                        -----------    ------------  ------------
           Total net assets                                             $ 3,645,824    $ 43,718,981  $101,220,144
                                                                        ===========    ============  ============

Accumulation units outstanding                                              769,459       2,535,698     9,541,923
                                                                        ===========    ============  ============
Contracts With Total Expenses of 1.30%:

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.40%:

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.52% (1):

      Net Assets                                                        $ 1,791,147    $ 20,181,138  $ 56,148,340
      Accumulation units outstanding                                        376,827       1,167,521     5,282,477
      Unit value of accumulation units                                  $      4.75    $      17.29  $      10.63
Contracts With Total Expenses of 1.52% (2):

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.52% (3):

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.52% (4):

      Net Assets                                                        $   202,209    $  6,727,410  $ 10,522,959
      Accumulation units outstanding                                         42,539         389,202       989,987
      Unit value of accumulation units                                  $      4.75    $      17.29  $      10.63
Contracts With Total Expenses of 1.55% (5):

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.55% (6):

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.70%:

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.72% (4):

      Net Assets                                                        $   957,822    $ 11,882,347  $ 25,782,877
      Accumulation units outstanding                                        202,723         691,453     2,438,066
      Unit value of accumulation units                                  $      4.72    $      17.18  $      10.58
Contracts With Total Expenses of 1.77% (7):

      Net Assets                                                        $   536,748    $  3,617,028  $  6,013,730
      Accumulation units outstanding                                        113,528         210,729       569,670
      Unit value of accumulation units                                  $      4.73    $      17.16  $      10.56
Contracts With Total Expenses of 1.77% (2):

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.77% (3):

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.80%:

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.95%:

      Net Assets                                                        $         -    $          -  $          -
      Accumulation units outstanding                                              -               -             -
      Unit value of accumulation units                                  $         -    $          -  $          -
Contracts With Total Expenses of 1.97% (4):

      Net Assets                                                        $   157,898    $  1,311,058  $  2,752,238
      Accumulation units outstanding                                         33,842          76,793       261,723
      Unit value of accumulation units                                  $      4.67    $      17.07  $      10.52

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                                                                                    MFS
                                                                   International               Massachusetts      MFS
                                                                      Growth        Marsico      Investors      Mid-Cap
                                                                     & Income        Growth        Trust        Growth
                                                                     Portfolio     Portfolio     Portfolio    Portfolio
                                                                     (Class 3)     (Class 3)     (Class 3)    (Class 3)
                                                                     ---------     ---------     ---------    ---------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                       $         0    $         0  $         0    $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                        35,194,607     23,167,131   33,465,893      54,574,948
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                 0              0            0               0
      Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                                  0              0            0               0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                 0              0            0               0
      Investments in American Funds Insurance Series (Class 2 or
          3),at net asset value                                              0              0            0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                 0              0            0               0
       Receivable from AIG SunAmerica Life Assurance Company                 0              0            0               0
                                                                   -----------    -----------  -----------    ------------
Total Assets:                                                      $35,194,607    $23,167,131  $33,465,893    $ 54,574,948

Liabilities:                                                                 0              0            0               0
                                                                   -----------    -----------  -----------    ------------
                                                                   $35,194,607    $23,167,131  $33,465,893    $ 54,574,948
                                                                   ===========    ===========  ===========    ============
Net assets:

      Accumulation units                                           $35,194,607    $23,167,131  $33,465,893    $ 54,574,948

      Contracts in payout (annuitization) period                             0              0            0               0
                                                                   -----------    -----------  -----------    ------------
           Total net assets                                        $35,194,607    $23,167,131  $33,465,893    $ 54,574,948
                                                                   ===========    ===========  ===========    ============

Accumulation units outstanding                                       2,648,598      2,232,718    1,697,663       5,194,249
                                                                   ===========    ===========  ===========    ============
Contracts With Total Expenses of 1.30%:

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.40%:

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.52% (1):

      Net Assets                                                   $14,580,213    $16,764,485  $19,067,301    $ 30,417,490
      Accumulation units outstanding                                 1,095,824      1,613,367      965,474       2,889,336
      Unit value of accumulation units                             $     13.31    $     10.39  $     19.75    $      10.53
Contracts With Total Expenses of 1.52% (2):

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.52% (3):

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.52% (4):

      Net Assets                                                   $ 5,346,125    $   477,905  $ 3,105,693    $  5,266,099
      Accumulation units outstanding                                   401,810         46,011      157,253         500,216
      Unit value of accumulation units                             $     13.31    $     10.39  $     19.75    $      10.53
Contracts With Total Expenses of 1.55% (5):

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.55% (6):

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.70%:

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.72% (4):

      Net Assets                                                   $12,168,140    $ 2,250,487  $ 7,504,196    $ 13,240,182
      Accumulation units outstanding                                   916,941        217,419      381,704       1,263,590
      Unit value of accumulation units                             $     13.27    $     10.35  $     19.66    $      10.48
Contracts With Total Expenses of 1.77% (7):

      Net Assets                                                   $ 2,406,669    $ 3,556,389  $ 2,989,842    $  4,290,632
      Accumulation units outstanding                                   181,437        344,467      152,345         410,472
      Unit value of accumulation units                             $     13.26    $     10.32  $     19.63    $      10.45
Contracts With Total Expenses of 1.77% (2):

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.77% (3):

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.80%:

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.95%:

      Net Assets                                                   $         -    $         -  $         -    $          -
      Accumulation units outstanding                                         -              -            -               -
      Unit value of accumulation units                             $         -    $         -  $         -    $          -
Contracts With Total Expenses of 1.97% (4):

      Net Assets                                                   $   693,460    $   117,865  $   798,861    $  1,360,545
      Accumulation units outstanding                                    52,586         11,454       40,887         130,635
      Unit value of accumulation units                             $     13.19    $     10.29  $     19.54    $      10.41

                                                                                     Putnam
                                                                     MFS Total       Growth:        Real      Small & Mid
                                                                      Return         Voyager       Estate      Cap Value
                                                                     Portfolio      Portfolio     Portfolio     Portfolio
                                                                     (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                                                     ---------      ---------     ---------    ---------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                         $          0  $         0  $          0  $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                          132,416,887    3,213,032    29,611,420   119,131,771
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                    0            0             0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                                     0            0             0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                    0            0             0             0
      Investments in American Funds Insurance Series (Class 2 or
          3),at net asset value                                                 0            0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                    0            0             0             0
       Receivable from AIG SunAmerica Life Assurance Company                    0            0             0             0
                                                                     ------------  -----------  ------------  ------------
Total Assets:                                                        $132,416,887  $ 3,213,032  $ 29,611,420  $119,131,771

Liabilities:                                                                    0            0             0             0
                                                                     ------------  -----------  ------------  ------------
                                                                     $132,416,887  $ 3,213,032  $ 29,611,420  $119,131,771
                                                                     ============  ===========  ============  ============
Net assets:

      Accumulation units                                             $132,416,887  $ 3,213,032  $ 29,611,420  $119,131,771

      Contracts in payout (annuitization) period                                0            0             0             0
                                                                     ------------  -----------  ------------  ------------
           Total net assets                                          $132,416,887  $ 3,213,032  $ 29,611,420  $119,131,771
                                                                     ============  ===========  ============  ============

Accumulation units outstanding                                          5,322,826      185,991     1,398,233     7,568,354
                                                                     ============  ===========  ============  ============
Contracts With Total Expenses of 1.30%:

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.40%:

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.52% (1):

      Net Assets                                                     $ 68,881,230  $ 1,788,871  $ 16,257,603  $ 48,142,250
      Accumulation units outstanding                                    2,762,922      103,248       766,182     3,052,819
      Unit value of accumulation units                               $      24.93  $     17.33  $      21.22  $      15.77
Contracts With Total Expenses of 1.52% (2):

      Net Assets                                                     $          -  $         -  $          -  $ 21,147,609
      Accumulation units outstanding                                            -            -             -     1,340,971
      Unit value of accumulation units                               $          -  $         -  $          -  $      15.77
Contracts With Total Expenses of 1.52% (3):

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):

      Net Assets                                                     $ 17,408,533  $   249,541  $  3,596,378  $ 13,931,357
      Accumulation units outstanding                                      698,250       14,403       169,493       883,395
      Unit value of accumulation units                               $      24.93  $     17.33  $      21.22  $      15.77
Contracts With Total Expenses of 1.55% (5):

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.70%:

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):

      Net Assets                                                     $ 32,095,182  $   623,472  $  5,951,953  $ 23,740,471
      Accumulation units outstanding                                    1,294,239       36,236       282,009     1,513,074
      Unit value of accumulation units                               $      24.80  $     17.21  $      21.11  $      15.69
Contracts With Total Expenses of 1.77% (7):

      Net Assets                                                     $ 10,818,332  $   487,581  $  3,158,929  $  8,237,391
      Accumulation units outstanding                                      436,939       28,343       149,777       526,107
      Unit value of accumulation units                               $      24.76  $     17.20  $      21.09  $      15.66
Contracts With Total Expenses of 1.77% (2):

      Net Assets                                                     $          -  $         -  $          -  $    753,814
      Accumulation units outstanding                                            -            -             -        48,142
      Unit value of accumulation units                               $          -  $         -  $          -  $      15.66
Contracts With Total Expenses of 1.77% (3):

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.80%:

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.95%:

      Net Assets                                                     $          -  $         -  $          -  $          -
      Accumulation units outstanding                                            -            -             -             -
      Unit value of accumulation units                               $          -  $         -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):

      Net Assets                                                     $  3,213,610  $    63,567  $    646,557  $  3 178,879
      Accumulation units outstanding                                      130,476        3,761        30,772       203,846
      Unit value of accumulation units                               $      24.63  $     16.90  $      21.01  $      15.59

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                                                     SunAmerica               Telecom    Worldwide
                                                                      Balanced   Technology   Utility   High Income    Comstock
                                                                     Portfolio   Portfolio   Portfolio   Portfolio     Portfolio
                                                                     (Class 3)   (Class 3)   (Class 3)   (Class 3)    (Class II)
                                                                    -----------  ----------  ---------  -----------  ------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $         0  $        0  $       0  $         0  $          0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                            12,029,966   8,870,679     85,506      917,051             0
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                     0           0          0            0   269,006,904
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                                     0           0          0            0             0
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                     0           0          0            0             0
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                     0           0          0            0             0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                     0           0          0            0             0

   Receivable from AIG SunAmerica Life Assurance Company                      0           0          0            0             0
                                                                    -----------  ----------  ---------  -----------  ------------
Total Assets:                                                       $12,029,966  $8,870,679  $  85,506  $   917,051  $269,006,904

Liabilities:                                                                  0           0          0            0             0
                                                                    -----------  ----------  ---------  -----------  ------------
                                                                    $12,029,966  $8,870,679  $  85,506  $   917,051  $269,006,904
                                                                    ===========  ==========  =========  ===========  ============

Net assets:

   Accumulation units                                               $12,029,966  $8,870,679  $  85,506  $   917,051  $268,957,760

   Contracts in payout (annuitization) period                                 0           0          0            0        49,144
                                                                    -----------  ----------  ---------  -----------  ------------
        Total net assets                                            $12,029,966  $8,870,679  $  85,506  $   917,051  $269,006,904
                                                                    ===========  ==========  =========  ===========  ============
Accumulation units outstanding                                          812,328   3,648,226      7,468       49,363    22,295,013
                                                                    ===========  ==========  =========  ===========  ============
Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $         -  $        -  $       -  $         -  $          -
   Accumulation units outstanding                                             -           -          -            -             -
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $          -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $         -  $        -  $       -  $         -  $          -
   Accumulation units outstanding                                             -           -          -            -             -
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $          -
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $ 5,640,015  $5,284,962  $       -  $         -  $ 80,248,569
   Accumulation units outstanding                                       379,968   2,169,509          -            -     6,649,719
   Unit value of accumulation units                                 $     14.84  $     2.44  $       -  $         -  $      12.07
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $         -  $        -  $       -  $         -  $128,328,313
   Accumulation units outstanding                                             -           -          -            -    10,637,239
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $      12.06
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $         -  $        -  $       -  $         -  $          -
   Accumulation units outstanding                                             -           -          -            -             -
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $          -
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $ 1,767,472  $  865,979  $  30,312  $   368,556  $ 13,265,464
   Accumulation units outstanding                                       119,070     355,489      2,624       19,767     1,091,876
   Unit value of accumulation units                                 $     14.84  $     2.44  $   11.55  $     18.65  $      12.15
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $         -  $        -  $       -  $         -  $          -
   Accumulation units outstanding                                             -           -          -            -             -
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $          -
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $         -  $        -  $       -  $         -  $  1,521,145
   Accumulation units outstanding                                             -           -          -            -       125,587
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $      12.11
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $         -  $        -  $       -  $         -  $    583,816
   Accumulation units outstanding                                             -           -          -            -        48,566
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $      12.02
Contracts With Total Expenses of 1.72% (4):
   Net Assets                                                       $ 3,638,999  $1,313,224  $  42,968  $   531,032  $ 19,958,236
   Accumulation units outstanding                                       246,552     542,092      3,751       28,635     1,646,036
   Unit value of accumulation units                                 $     14.76  $     2.42  $   11.46  $     18.54  $      12.13
Contracts With Total Expenses of 1.77% (7):
   Net Assets                                                       $   815,220  $1,173,716  $       -  $         -  $ 12,444,262
   Accumulation units outstanding                                        55,278     484,558          -            -     1,037,236
   Unit value of accumulation units                                 $     14.75  $     2.42  $       -  $         -  $      12.00
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $         -  $        -  $       -  $         -  $  7,585,529
   Accumulation units outstanding                                             -           -          -            -       633,288
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $      11.98
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $         -  $        -  $       -  $         -  $          -
   Accumulation units outstanding                                             -           -          -            -             -
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $          -
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $         -  $        -  $       -  $         -  $          -
   Accumulation units outstanding                                             -           -          -            -             -
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $          -
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $         -  $        -  $       -  $         -  $  1,302,056
   Accumulation units outstanding                                             -           -          -            -       109,292
   Unit value of accumulation units                                 $         -  $        -  $       -  $         -  $      11.91
Contracts With Total Expenses of 1.97% (4):
   Net Assets                                                       $   168,260  $  232,798  $  12,226  $    17,463  $  3,769,514
   Accumulation units outstanding                                        11,460      96,578      1,093          961       316,174
   Unit value of accumulation units                                 $     14.68  $     2.41  $   11.19  $     18.17  $      11.92

                                                                     Emerging     Growth and
                                                                      Growth        Income       Balance
                                                                     Portfolio     Portfolio    Portfolio
                                                                    (Class II)    (Class II)    (Class 1)
                                                                    -----------  ------------  ------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $         0  $          0  $          0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                                     0             0             0
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                            29,266,860   271,558,342             0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                                     0             0   151,947,986
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                     0             0             0
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                     0             0             0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                     0             0             0

   Receivable from AIG SunAmerica Life Assurance Company                      0             0             0
                                                                    -----------  ------------  ------------
Total Assets:                                                       $29,266,860  $271,558,342  $151,947,986

Liabilities:                                                                  0             0             0
                                                                    -----------  ------------  ------------
                                                                    $29,266,860  $271,558,342  $151,947,986
                                                                    ===========  ============  ============

Net assets:

   Accumulation units                                               $29,266,860  $271,491,009  $151,947,986

   Contracts in payout (annuitization) period                                 0        67,333             0
                                                                    -----------  ------------  ------------
        Total net assets                                            $29,266,860  $271,558,342  $151,947,986
                                                                    ===========  ============  ============
Accumulation units outstanding                                        3,220,823    21,776,653    17,103,475
                                                                    ===========  ============  ============
Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $         -  $          -  $          -
   Accumulation units outstanding                                             -             -             -
   Unit value of accumulation units                                 $         -  $          -  $          -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $         -  $          -  $ 80,623,550
   Accumulation units outstanding                                             -             -     9,038,434
   Unit value of accumulation units                                 $         -  $          -  $       8.92
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $12,154,203  $117,517,230  $ 11,402,719
   Accumulation units outstanding                                     1,335,495     9,419,312     1,283,955
   Unit value of accumulation units                                 $      9.10  $      12.48  $       8.88
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $10,204,228  $ 87,360,188  $          -
   Accumulation units outstanding                                     1,126,616     6,977,777             -
   Unit value of accumulation units                                 $      9.06  $      12.52  $          -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $         -  $          -  $          -
   Accumulation units outstanding                                             -             -             -
   Unit value of accumulation units                                 $         -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $ 1,323,614  $ 15,325,067  $          -
   Accumulation units outstanding                                       143,751     1,233,086             -
   Unit value of accumulation units                                 $      9.21  $      12.43  $          -
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $         -  $          -  $ 29,537,149
   Accumulation units outstanding                                             -             -     3,328,091
   Unit value of accumulation units                                 $         -  $          -  $       8.88
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $         -  $          -           $ -
   Accumulation units outstanding                                             -             -             -
   Unit value of accumulation units                                 $         -  $          -           $ -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $         -  $          -           $ -
   Accumulation units outstanding                                             -             -             -
   Unit value of accumulation units                                 $         -  $          -           $ -
Contracts With Total Expenses of 1.72% (4):
   Net Assets                                                       $ 2,193,593  $ 30,521,354  $          -
   Accumulation units outstanding                                       239,226     2,466,954             -
   Unit value of accumulation units                                 $      9.17  $      12.37  $          -
Contracts With Total Expenses of 1.77% (7):
   Net Assets                                                       $ 2,050,633  $ 12,982,798  $  2,275,606
   Accumulation units outstanding                                       226,799     1,046,551       258,321
   Unit value of accumulation units                                 $      9.04  $      12.41  $       8.81
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $   906,359  $  3,910,588  $          -
   Accumulation units outstanding                                       101,246       314,766             -
   Unit value of accumulation units                                 $      8.95  $      12.42  $          -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $         -  $          -  $          -
   Accumulation units outstanding                                             -             -             -
   Unit value of accumulation units                                 $         -  $          -  $          -
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $         -  $          -  $ 28,108,962
   Accumulation units outstanding                                             -             -     3,194,674
   Unit value of accumulation units                                 $         -  $          -  $       8.80
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $         -  $          -  $          -
   Accumulation units outstanding                                             -             -             -
   Unit value of accumulation units                                 $         -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
   Net Assets                                                       $   434,230  $  3,941,117  $          -
   Accumulation units outstanding                                        47,690       318,207             -
   Unit value of accumulation units                                 $      9.11  $      12.39  $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                                                    Conservative  Conservative
                                                                      Balanced       Growth     Equity Income  Flexible Income
                                                                     Portfolio     Portfolio        Fund         Portfolio
                                                                      (Class 1)     (Class 1)     (Class 1)       (Class 1)
                                                                    ------------  ------------  -------------  ---------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $          0  $          0  $           0    $         0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                                      0             0              0              0
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                      0             0              0              0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                             14,872,611    73,797,945     21,639,735     36,143,342
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                      0             0              0              0
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                      0             0              0              0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                      0             0              0              0

   Receivable from AIG SunAmerica Life Assurance Company                       0             0              0              0
                                                                    ------------  ------------  -------------    -----------
Total Assets:                                                       $ 14,872,611  $ 73,797,945  $  21,639,735    $36,143,342

Liabilities:                                                                   0             0              0              0
                                                                    ------------  ------------  -------------    -----------
                                                                    $ 14,872,611  $ 73,797,945  $  21,639,735    $36,143,342
                                                                    ============  ============  =============    ===========

Net assets:

   Accumulation units                                               $ 14,872,611  $ 73,797,945  $  21,639,735    $36,143,342

   Contracts in payout (annuitization) period                                  0             0              0              0
                                                                    ------------  ------------  -------------    -----------

        Total net assets                                            $ 14,872,611  $ 73,797,945  $  21,639,735    $36,143,342
                                                                    ============  ============  =============    ===========

Accumulation units outstanding                                         2,264,674     7,982,301      2,611,510      4,698,052
                                                                    ============  ============  =============    ===========

Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $ 10,108,838  $ 33,615,661  $  14,894,579    $24,036,101
   Accumulation units outstanding                                      1,535,565     3,619,505      1,791,807      3,115,170
   Unit value of accumulation units                                 $       6.58  $       9.29  $        8.31    $      7.72
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $          -  $  7,958,527  $           -    $         -
   Accumulation units outstanding                                              -       863,961              -              -
   Unit value of accumulation units                                 $          -  $       9.21  $           -    $         -
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $  2,818,595  $ 19,531,925  $   2,735,026    $ 6,632,553
   Accumulation units outstanding                                        429,826     2,114,336        330,608        862,830
   Unit value of accumulation units                                 $       6.56  $       9.24  $        8.27    $      7.69
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.72% (4):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.77% (7):
   Net Assets                                                       $          -  $  1,372,040  $           -    $         -
   Accumulation units outstanding                                              -       149,654              -              -
   Unit value of accumulation units                                 $          -  $       9.17  $           -    $         -
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $  1,945,178  $ 11,319,792  $   4,010,130    $ 5,474,688
   Accumulation units outstanding                                        299,283     1,234,845        489,095        720,052
   Unit value of accumulation units                                 $       6.50  $       9.17  $        8.20    $      7.60
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -
Contracts With Total Expenses of 1.97% (4):
   Net Assets                                                       $          -  $          -  $           -    $         -
   Accumulation units outstanding                                              -             -              -              -
   Unit value of accumulation units                                 $          -  $          -  $           -    $         -

                                                                                                              International
                                                                      Growth    Growth & Income    Income        Growth
                                                                       Fund          Fund           Fund          Fund
                                                                     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                                                     ---------  ---------------   ---------   -------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $        0    $         0    $         0    $      0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                                    0              0              0           0
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                    0              0              0           0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                            1,752,597      8,860,014      9,872,875     514,659
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                    0              0              0           0
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                    0              0              0           0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                    0              0              0           0

   Receivable from AIG SunAmerica Life Assurance Company                     0              0              0           0
                                                                    ----------    -----------    -----------    --------
Total Assets:                                                       $1,752,597    $ 8,860,014    $ 9,872,875    $514,659

Liabilities:                                                                 0              0              0           0
                                                                    ----------    -----------    -----------    --------
                                                                    $1,752,597    $ 8,860,014    $ 9,872,875    $514,659
                                                                    ==========    ===========    ===========    ========

Net assets:

   Accumulation units                                               $1,752,597    $ 8,860,014    $ 9,872,875    $514,659

   Contracts in payout (annuitization) period                                0              0              0           0
                                                                    ----------    -----------    -----------    --------

        Total net assets                                            $1,752,597    $ 8,860,014    $ 9,872,875    $514,659
                                                                    ==========    ===========    ===========    ========

Accumulation units outstanding                                         265,990      1,406,715      1,419,702      91,001
                                                                    ==========    ===========    ===========    ========

Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $1,075,487    $ 4,635,442    $ 7,152,873    $420,614
   Accumulation units outstanding                                      162,693        733,386      1,025,581      74,298
   Unit value of accumulation units                                     $ 6.61    $      6.32    $      6.97    $   5.66
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $  434,848    $ 2,693,064    $ 1,083,719    $ 53,398
   Accumulation units outstanding                                       66,120        427,738        156,204       9,469
   Unit value of accumulation units                                 $     6.58    $      6.30    $      6.94    $   5.64
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.72% (4):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.77% (7):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $  242,262    $ 1,531,508    $ 1,636,283    $ 40,647
   Accumulation units outstanding                                       37,177        245,591        237,917       7,234
   Unit value of accumulation units                                 $     6.52    $      6.24    $      6.88    $   5.62
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -
Contracts With Total Expenses of 1.97% (4):
   Net Assets                                                       $        -    $         -    $         -    $      -
   Accumulation units outstanding                                            -              -              -           -
   Unit value of accumulation units                                 $        -    $         -    $         -    $      -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (Continued)

                                                                       Mid Cap         Money                         Short Term
                                                                        Stock          Market            REIT          Income
                                                                        Fund            Fund             Fund           Fund
                                                                      (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                     -----------     -----------     -----------     -----------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
         at net asset value                                          $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust (Class 1, 2 or 3),
         at net asset value                                                    0               0               0               0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                    0               0               0               0
     Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                            5,396,331       4,136,739         619,770       3,875,626
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                    0               0               0               0
     Investments in American Funds Insurance Series (Class 2 or 3),
         at net asset value                                                    0               0               0               0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                    0               0               0               0

     Receivable from AIG SunAmerica Life Assurance Company                     0             370               0               0
                                                                     -----------     -----------     -----------     -----------

Total Assets:                                                        $ 5,396,331     $ 4,137,109     $   619,770     $ 3,875,626

Liabilities:                                                                   0               0               0               0
                                                                     -----------     -----------     -----------     -----------

                                                                     $ 5,396,331     $ 4,137,109     $   619,770     $ 3,875,626
                                                                     ===========     ===========     ===========     ===========
Net assets:

     Accumulation units                                              $ 5,396,331     $ 4,137,109     $   619,770     $ 3,875,626

     Contracts in payout (annuitization) period                                0               0               0               0
                                                                     -----------     -----------     -----------     -----------

         Total net assets                                            $ 5,396,331     $ 4,137,109     $   619,770     $ 3,875,626
                                                                     ===========     ===========     ===========     ===========

Accumulation units outstanding                                           644,391         724,436          41,375         599,257
                                                                     ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.30%:
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.40%:
     Net Assets                                                      $ 3,881,928     $ 3,305,789     $   578,721     $ 2,789,206
     Accumulation units outstanding                                      462,156         578,009          38,619         430,071
     Unit value of accumulation units                                $      8.40     $      5.72     $     14.99     $      6.49
Contracts With Total Expenses of 1.52% (1):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.52% (2):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.52% (3):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.52% (4):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.55% (5):
     Net Assets                                                      $   454,024     $   494,782     $       163     $   402,040
     Accumulation units outstanding                                       54,334          86,527              11          62,131
     Unit value of accumulation units                                $      8.36     $      5.72     $     14.83     $      6.47
Contracts With Total Expenses of 1.55% (6):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.72% (4):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.77% (7):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.77% (2):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.77% (3):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.80%:
     Net Assets                                                      $ 1,060,379     $   336,538     $    40,886     $   684,380
     Accumulation units outstanding                                      127,901          59,900           2,745         107,055
     Unit value of accumulation units                                $      8.29     $      5.62     $     14.89     $      6.39
Contracts With Total Expenses of 1.95%:
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.97% (4):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -

                                                                                                        U.S.
                                                                        Small         Strategic      Government       West Coast
                                                                      Cap Growth        Growth       Securities        Equity
                                                                         Fund         Portfolio         Fund            Fund
                                                                      (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                     -----------     -----------     -----------     -----------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
         at net asset value                                          $         0     $         0     $         0     $         0
     Investments in SunAmerica Series Trust (Class 1, 2 or 3),
         at net asset value                                                    0               0               0               0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                    0               0               0               0
     Investments in WM Variable Trust (Class 1 or Class 2),
         at net asset value                                            2,271,166      19,241,277      14,843,010      14,438,128
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                    0               0               0               0
     Investments in American Funds Insurance Series (Class 2 or 3),
         at net asset value                                                    0               0               0               0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                    0               0               0               0

     Receivable from AIG SunAmerica Life Assurance Company                     0               0               0               0
                                                                     -----------     -----------     -----------     -----------

Total Assets:                                                        $ 2,271,166     $19,241,277     $14,843,010     $14,438,128

Liabilities:                                                                   0               0               0               0
                                                                     -----------     -----------     -----------     -----------

                                                                     $ 2,271,166     $19,241,277     $14,843,010     $14,438,128
                                                                     ===========     ===========     ===========     ===========
Net assets:

     Accumulation units                                              $ 2,271,166     $19,241,277     $14,843,010     $14,438,128

     Contracts in payout (annuitization) period                                0               0               0               0
                                                                     -----------     -----------     -----------     -----------

         Total net assets                                            $ 2,271,166     $19,241,277     $14,843,010     $14,438,128
                                                                     ===========     ===========     ===========     ===========

Accumulation units outstanding                                           337,467       1,918,099       2,299,797       1,358,062
                                                                     ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.30%:
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.40%:
     Net Assets                                                      $ 1,494,157     $ 9,577,124     $10,761,943     $10,417,150
     Accumulation units outstanding                                      221,273         950,930       1,663,190         977,169
     Unit value of accumulation units                                $      6.75     $     10.07     $      6.47     $     10.66
Contracts With Total Expenses of 1.52% (1):
     Net Assets                                                      $         -     $ 2,540,167     $         -     $         -
     Accumulation units outstanding                                            -         253,613               -               -
     Unit value of accumulation units                                $         -     $     10.02     $         -     $         -
Contracts With Total Expenses of 1.52% (2):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.52% (3):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.52% (4):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.55% (5):
     Net Assets                                                      $   223,312     $ 4,137,444     $ 2,038,801     $ 1,892,128
     Accumulation units outstanding                                       33,175         413,294         316,932         178,450
     Unit value of accumulation units                                $      6.73     $     10.01     $      6.43     $     10.60
Contracts With Total Expenses of 1.55% (6):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.72% (4):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.77% (7):
     Net Assets                                                      $         -     $ 1,035,763     $         -     $         -
     Accumulation units outstanding                                            -         104,208               -               -
     Unit value of accumulation units                                $         -     $      9.94     $         -     $         -
Contracts With Total Expenses of 1.77% (2):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.77% (3):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.80%:
     Net Assets                                                      $   553,697     $ 1,950,779     $ 2,042,266     $ 2,128,850
     Accumulation units outstanding                                       83,019         196,054         319,675         202,443
     Unit value of accumulation units                                $      6.67     $      9.95     $      6.39     $     10.52
Contracts With Total Expenses of 1.95%:
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -
Contracts With Total Expenses of 1.97% (4):
     Net Assets                                                      $         -     $         -     $         -     $         -
     Accumulation units outstanding                                            -               -               -               -
     Unit value of accumulation units                                $         -     $         -     $         -     $         -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (Continued)

                                                                                   Conservative  Conservative
                                                                       Balanced      Balanced       Growth     Equity Income
                                                                      Portfolio     Portfolio     Portfolio        Fund
                                                                      (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                                                    -------------  ------------  ------------  -------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
        at net asset value                                          $           0  $          0  $         0   $           0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
        at net asset value                                                      0             0             0              0
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                      0             0             0              0
    Investments in WM Variable Trust (Class 1 or Class 2),
        at net asset value                                            130,881,501    15,053,195    50,212,271     18,459,243
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                      0             0             0              0
    Investments in American Funds Insurance Series (Class 2 or 3),
        at net asset value                                                      0             0             0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                      0             0             0              0

     Receivable from AIG SunAmerica Life Assurance Company                      0             0             0              0
                                                                    -------------  ------------  ------------  -------------

Total Assets:                                                       $ 130,881,501  $ 15,053,195  $ 50,212,271  $  18,459,243

Liabilities:                                                                    0             0             0              0
                                                                    -------------  ------------  ------------  -------------

                                                                    $ 130,881,501  $ 15,053,195  $ 50,212,271  $  18,459,243
                                                                    =============  ============  ============  =============
Net assets:

    Accumulation units                                              $ 130,881,501  $ 15,053,195  $ 50,212,271  $  18,459,243

    Contracts in payout (annuitization) period                                  0             0             0              0
                                                                    -------------  ------------  ------------  -------------

       Total net assets                                             $ 130,881,501  $ 15,053,195  $ 50,212,271  $  18,459,243
                                                                    =============  ============  ============  =============

Accumulation units outstanding                                         14,862,942     2,311,026     5,494,544      2,260,288
                                                                    =============  ============  ============  =============

Contracts With Total Expenses of 1.30%:
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                      $  14,349,432  $          -  $  9,615,350  $           -
    Accumulation units outstanding                                      1,625,466             -     1,050,151              -
    Unit value of accumulation units                                $        8.83  $          -  $       9.16  $           -
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                      $  78,672,590  $ 10,816,070  $ 24,050,444  $  14,261,209
    Accumulation units outstanding                                      8,919,229     1,658,338     2,626,602      1,742,252
    Unit value of accumulation units                                $        8.82  $       6.52  $       9.16  $        8.19
Contracts With Total Expenses of 1.70%:
    Net Assets                                                      $  27,197,943  $  3,451,761  $ 10,923,066  $   1,332,918
    Accumulation units outstanding                                      3,095,035       530,744     1,196,830        163,642
    Unit value of accumulation units                                $        8.79  $       6.50  $       9.13  $        8.15
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                      $   1,709,936  $          -  $    761,764  $           -
    Accumulation units outstanding                                        195,480             -        83,827              -
    Unit value of accumulation units                                $        8.75  $          -  $       9.09  $           -
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                      $   8,951,600  $    785,364  $  4,861,647  $   2,865,116
    Accumulation units outstanding                                      1,027,732       121,944       537,134        354,394
    Unit value of accumulation units                                $        8.71  $       6.44  $       9.05  $        8.08
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                                      $           -  $          -  $          -  $           -
    Accumulation units outstanding                                              -             -             -              -
    Unit value of accumulation units                                $           -  $          -  $          -  $           -

                                                                      Flexible Income    Growth     Growth & Income     Income
                                                                         Portfolio        Fund           Fund            Fund
                                                                         (Class 2)      (Class 2)      (Class 2)       (Class 2)
                                                                      ---------------  -----------  ---------------  -------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
        at net asset value                                            $             0  $         0  $             0  $           0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
        at net asset value                                                          0            0                0              0
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                          0            0                0              0
    Investments in WM Variable Trust (Class 1 or Class 2),
        at net asset value                                                 61,768,123    1,263,148        3,353,282     23,063,724
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                          0            0                0              0
    Investments in American Funds Insurance Series (Class 2 or 3),
        at net asset value                                                          0            0                0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                          0            0                0              0

     Receivable from AIG SunAmerica Life Assurance Company                          0            0                0              0
                                                                      ---------------  -----------  ---------------  ------------

Total Assets:                                                         $    61,768,123  $ 1,263,148  $     3,353,282  $  23,063,724

Liabilities:                                                                        0            0                0              0
                                                                      ---------------  -----------  ---------------  ------------

                                                                      $    61,768,123  $ 1,263,148  $     3,353,282  $  23,063,724
                                                                      ===============  ===========  ===============  =============
Net assets:

    Accumulation units                                                $    61,768,123  $ 1,263,148  $     3,353,282  $  23,063,724

    Contracts in payout (annuitization) period                                      0            0                0              0
                                                                      ---------------  -----------  ---------------  ------------

       Total net assets                                               $    61,768,123  $ 1,263,148  $     3,353,282  $  23,063,724
                                                                      ===============  ===========  ===============  =============

Accumulation units outstanding                                              8,110,654      193,649          540,874      3,337,116
                                                                      ===============  ===========  ===============  =============

Contracts With Total Expenses of 1.30%:
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                        $    53,414,927  $   803,439  $     2,293,095  $  19,657,021
    Accumulation units outstanding                                          7,008,339      122,877          368,765      2,840,973
    Unit value of accumulation units                                  $          7.62  $      6.54  $          6.22  $        6.92
Contracts With Total Expenses of 1.70%:
    Net Assets                                                        $     5,885,430  $   349,152  $       389,603  $   1,913,728
    Accumulation units outstanding                                            775,379       53,641           62,826        277,682
    Unit value of accumulation units                                  $          7.59  $      6.51  $          6.20  $        6.89
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                        $     2,467,766  $   110,557  $       670,584  $   1,492,975
    Accumulation units outstanding                                            326,936       17,131          109,283        218,461
    Unit value of accumulation units                                  $          7.55  $      6.45  $          6.14  $        6.83
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                                        $             -  $         -  $             -  $           -
    Accumulation units outstanding                                                  -            -                -              -
    Unit value of accumulation units                                  $             -  $         -  $             -  $           -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2004
                                  (Unaudited)
                                  (Continued)

                                                                        International     Mid Cap       Money
                                                                           Growth          Stock        Market         REIT
                                                                            Fund            Fund         Fund          Fund
                                                                         (Class 2)        (Class 2)    (Class 2)     (Class 2)
                                                                       ---------------   ----------   -----------   ----------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                           $             0   $        0   $         0   $        0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                         0            0             0            0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                         0            0             0            0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                   258,869    2,559,976     5,368,902      192,855
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                         0            0             0            0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                         0            0             0            0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                         0            0             0            0
      Receivable from AIG SunAmerica Life Assurance Company                          0            0           405            0
                                                                       ---------------   ----------   -----------   ----------
Total Assets:                                                          $       258,869   $2,559,976   $ 5,369,307   $  192,855

Liabilities:                                                                         0            0             0            0
                                                                       ---------------   ----------   -----------   ----------

Net assets:                                                            $       258,869   $2,559,976   $ 5,369,307   $  192,855
                                                                       ===============   ==========   ===========   ==========

      Accumulation units                                               $       258,869   $2,559,976   $ 5,369,307   $  192,855
      Contracts in payout (annuitization) period                                     0            0             0            0
                                                                       ---------------   ----------   -----------   ----------
           Total net assets                                            $       258,869   $2,559,976   $ 5,369,307   $  192,855
                                                                       ===============   ==========   ===========   ==========
Accumulation units outstanding                                                  46,252      310,386       951,574       12,753
                                                                       ===============   ==========   ===========   ==========
Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                       $       200,643   $1,740,704   $ 4,300,843   $  183,771
      Accumulation units outstanding                                            35,799      210,552       761,286       12,145
      Unit value of accumulation units                                 $          5.60   $     8.27   $      5.65   $    15.13
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $        31,022   $  374,490   $   994,856   $    9,025
      Accumulation units outstanding                                             5,576       45,356       177,099          604
      Unit value of accumulation units                                 $          5.56   $     8.26   $      5.62   $    14.94
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $        27,204   $  444,782   $    73,608   $       59
      Accumulation units outstanding                                             4,877       54,478        13,189            4
      Unit value of accumulation units                                 $          5.58   $     8.16   $      5.58   $    14.71
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                       $             -   $        -   $         -   $        -
      Accumulation units outstanding                                                 -            -             -            -
      Unit value of accumulation units                                 $             -   $        -   $         -   $        -

                                                                       Short Term       Small        Strategic          U.S.
                                                                         Income      Cap Growth       Growth         Government
                                                                          Fund          Fund        Portfolio      Securities Fund
                                                                        (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                                                       -----------   -----------   ------------   ---------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                           $         0   $         0   $          0   $             0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                     0             0              0                 0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                     0             0              0                 0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                             6,932,898     1,168,947     14,836,003        12,714,269
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                     0             0              0                 0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                     0             0              0                 0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                     0             0              0                 0
      Receivable from AIG SunAmerica Life Assurance Company                      0             0              0                 0
                                                                       -----------   -----------   ------------   ---------------
Total Assets:                                                          $ 6,932,898   $ 1,168,947   $ 14,836,003   $    12,714,269

Liabilities:                                                                     0             0              0                 0
                                                                       -----------   -----------   ------------   ---------------

Net assets:                                                            $ 6,932,898   $ 1,168,947   $ 14,836,003   $    12,714,269
                                                                       ===========   ===========   ============   ===============

      Accumulation units                                               $ 6,932,898   $ 1,168,947   $ 14,836,003   $    12,714,269
      Contracts in payout (annuitization) period                                 0             0              0                 0
                                                                       -----------   -----------   ------------   ---------------
           Total net assets                                            $ 6,932,898   $ 1,168,947   $ 14,836,003   $    12,714,269
                                                                       ===========   ===========   ============   ===============
Accumulation units outstanding                                           1,082,867       175,772      1,494,603         2,000,572
                                                                       ===========   ===========   ============   ===============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $         -   $         -   $  3,654,867   $             -
      Accumulation units outstanding                                             -             -        366,800                 -
      Unit value of accumulation units                                 $         -   $         -   $       9.96   $             -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                       $ 5,706,071   $   903,681   $  8,962,334   $     9,984,678
      Accumulation units outstanding                                       890,374       135,661        902,787         1,569,287
      Unit value of accumulation units                                 $      6.41   $      6.66   $       9.93   $          6.36
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $   855,608   $   127,935   $  1,172,212   $     2,068,917
      Accumulation units outstanding                                       133,919        19,303        118,589           326,343
      Unit value of accumulation units                                 $      6.39   $      6.63   $       9.88   $          6.34
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $         -   $         -   $    292,525   $             -
      Accumulation units outstanding                                             -             -         29,647                 -
      Unit value of accumulation units                                 $         -   $         -   $       9.87   $             -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $   371,219   $   137,331   $    754,065   $       660,674
      Accumulation units outstanding                                        58,574        20,808         76,780           104,942
      Unit value of accumulation units                                 $      6.34   $      6.60   $       9.82   $          6.30
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                       $         -   $         -   $          -   $             -
      Accumulation units outstanding                                             -             -              -                 -
      Unit value of accumulation units                                 $         -   $         -   $          -   $             -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (Continued)

                                                                                    Nations      Nations        Nations
                                                                     West Coast      Asset       Capital      High Yield
                                                                       Equity     Allocation      Growth         Bond
                                                                        Fund       Portfolio    Portfolio      Portfolio
                                                                     (Class 2)     (Class B)     (Class B)     (Class B)
                                                                    -----------   -----------   -----------   -----------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $         0   $         0   $         0   $         0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                                     0             0             0             0
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                     0             0             0             0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                             8,075,522             0             0             0
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                     0     1,491,383             0    26,605,972
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                     0             0             0             0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                     0             0             0             0
   Receivable from AIG SunAmerica Life Assurance Company                      0             0             0             0
                                                                    -----------   -----------   -----------   -----------

Total Assets:                                                       $ 8,075,522   $ 1,491,383   $         0   $26,605,972

Liabilities:                                                                  0             0             0             0
                                                                    -----------   -----------   -----------   -----------

                                                                    $ 8,075,522   $ 1,491,383   $         0   $26,605,972
                                                                    ===========   ===========   ===========   ===========
Net assets:

   Accumulation units                                               $ 8,075,522   $ 1,491,383   $         0   $26,605,972
   Contracts in payout (annuitization) period                                 0             0             0             0
                                                                    -----------   -----------   -----------   -----------
        Total net assets                                            $ 8,075,522   $ 1,491,383   $         0   $26,605,972
                                                                    ===========   ===========   ===========   ===========
Accumulation units outstanding                                          772,450       145,751             0     1,849,045
                                                                    ===========   ===========   ===========   ===========
Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $         -   $         -   $         -   $         -
   Accumulation units outstanding                                             -             -             -             -
   Unit value of accumulation units                                 $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $         -   $         -   $         -   $         -
   Accumulation units outstanding                                             -             -             -             -
   Unit value of accumulation units                                 $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $         -   $   792,838   $         -   $ 3,672,228
   Accumulation units outstanding                                             -        77,426             -       253,871
   Unit value of accumulation units                                 $         -   $     10.24   $         -   $     14.46
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $         -   $         -   $         -   $         -
   Accumulation units outstanding                                             -             -             -             -
   Unit value of accumulation units                                 $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $         -   $   563,087   $         -   $ 2,971,881
   Accumulation units outstanding                                             -        54,992             -       205,475
   Unit value of accumulation units                                 $         -   $     10.24   $         -   $     14.46
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $         -   $         -   $         -   $ 8,648,486
   Accumulation units outstanding                                             -             -             -       600,110
   Unit value of accumulation units                                 $         -   $         -   $         -   $     14.41
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $         -   $         -   $         -   $         -
   Accumulation units outstanding                                             -             -             -             -
   Unit value of accumulation units                                 $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $ 6,172,805   $         -   $         -   $         -
   Accumulation units outstanding                                       589,269             -             -             -
   Unit value of accumulation units                                 $     10.48   $         -   $         -   $         -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $   973,934   $         -   $         -   $         -
   Accumulation units outstanding                                        93,396             -             -             -
   Unit value of accumulation units                                 $     10.43   $         -   $         -   $         -
Contracts With Total Expenses of 1.72% (4):
   Net Assets                                                       $         -   $         -   $         -   $ 7,643,824
   Accumulation units outstanding                                             -             -             -       532,905
   Unit value of accumulation units                                 $         -   $         -   $         -   $     14.34
Contracts With Total Expenses of 1.77% (7):
   Net Assets                                                       $         -   $     1,351   $         -   $   250,641
   Accumulation units outstanding                                             -           133             -        17,481
   Unit value of accumulation units                                 $         -   $     10.16   $         -   $     14.34
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $         -   $         -   $         -   $         -
   Accumulation units outstanding                                             -             -             -             -
   Unit value of accumulation units                                 $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $         -   $   134,107   $         -   $ 1,830,958
   Accumulation units outstanding                                             -        13,200             -       127,703
   Unit value of accumulation units                                 $         -   $     10.16   $         -   $     14.34
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $         -   $         -   $         -   $         -
   Accumulation units outstanding                                             -             -             -             -
   Unit value of accumulation units                                 $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $   928,783   $         -   $         -   $         -
   Accumulation units outstanding                                        89,785             -             -             -
   Unit value of accumulation units                                 $     10.34   $         -   $         -   $         -
Contracts With Total Expenses of 1.97% (4):
   Net Assets                                                       $         -   $         -   $         -   $ 1,587,954
   Accumulation units outstanding                                             -             -             -       111,500
   Unit value of accumulation units                                 $         -   $         -   $         -   $     14.24

                                                                                      Nations
                                                                       Nations        Marsico       Nations       Nations
                                                                    International     Focused       Marsico       Marsico
                                                                         Value        Equities       Growth     21st Century
                                                                      Portfolio      Portfolio     Portfolio     Portfolio
                                                                      (Class B)      (Class B)     (Class B)     (Class B)
                                                                    -------------   -----------   -----------   ------------
Assets:
   Investments in Anchor Series Trust (Class 1, 2 or 3),
       at net asset value                                           $           0   $         0   $         0   $          0
   Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at net asset value                                                       0             0             0              0
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                       0             0             0              0
   Investments in WM Variable Trust (Class 1 or Class 2),
       at net asset value                                                       0             0             0              0
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                               7,856,316    46,102,891     6,050,578      1,298,934
   Investments in American Funds Insurance Series (Class 2 or 3),
       at net asset value                                                       0             0             0              0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                       0             0             0              0
    Receivable from AIG SunAmerica Life Assurance Company                       0             0             0              0
                                                                    -------------   -----------   -----------   ------------
Total Assets:                                                       $   7,856,316   $46,102,891   $ 6,050,578   $  1,298,934

Liabilities:                                                                    0             0             0              0
                                                                    -------------   -----------   -----------   ------------
                                                                    $   7,856,316   $46,102,891   $ 6,050,578   $  1,298,934
                                                                    =============   ===========   ===========   ============
Net assets:
   Accumulation units                                               $   7,856,316   $46,102,891   $ 6,050,578   $  1,298,934
   Contracts in payout (annuitization) period                                   0             0             0              0
                                                                    -------------   -----------   -----------   ------------
        Total net assets                                            $   7,856,316   $46,102,891   $ 6,050,578   $  1,298,934
                                                                    =============   ===========   ===========   ============
Accumulation units outstanding                                            599,884     4,478,641       632,492        100,867
                                                                    =============   ===========   ===========   ============
Contracts With Total Expenses of 1.30%:
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.40%:
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.52% (1):
   Net Assets                                                       $           -   $ 6,839,039   $ 3,136,312   $    408,963
   Accumulation units outstanding                                               -       664,662       327,478         31,699
   Unit value of accumulation units                                 $           -   $     10.29   $      9.58   $      12.90
Contracts With Total Expenses of 1.52% (2):
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.52% (3):
   Net Assets                                                       $   2,298,982   $ 3,759,724   $ 2,169,294   $    632,169
   Accumulation units outstanding                                         174,842       365,430       226,522         49,003
   Unit value of accumulation units                                 $       13.15   $     10.29   $      9.58   $      12.90
Contracts With Total Expenses of 1.52% (4):
   Net Assets                                                       $     904,320   $14,123,788   $         -   $          -
   Accumulation units outstanding                                          68,360     1,367,356             -              -
   Unit value of accumulation units                                 $       13.23   $     10.33   $         -   $          -
Contracts With Total Expenses of 1.55% (5):
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.55% (6):
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.72% (4):
   Net Assets                                                       $   2,646,885   $17,141,483   $         -   $          -
   Accumulation units outstanding                                         202,314     1,665,907             -              -
   Unit value of accumulation units                                 $       13.08   $     10.29   $         -   $          -
Contracts With Total Expenses of 1.77% (7):
   Net Assets                                                       $           -   $   350,033   $   157,879   $      3,475
   Accumulation units outstanding                                               -        34,349        16,634            272
   Unit value of accumulation units                                 $           -   $     10.19   $      9.49   $      12.78
Contracts With Total Expenses of 1.77% (2):
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.77% (3):
   Net Assets                                                       $     896,732   $ 1,212,472   $   587,093   $    254,327
   Accumulation units outstanding                                          68,835       118,989        61,858         19,893
   Unit value of accumulation units                                 $       13.03   $     10.19   $      9.49   $      12.78
Contracts With Total Expenses of 1.80%:
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.95%:
   Net Assets                                                       $           -   $         -   $         -   $          -
   Accumulation units outstanding                                               -             -             -              -
   Unit value of accumulation units                                 $           -   $         -   $         -   $          -
Contracts With Total Expenses of 1.97% (4):
   Net Assets                                                       $   1,109,397   $ 2,676,352   $         -   $          -
   Accumulation units outstanding                                          85,533       261,948             -              -
   Unit value of accumulation units                                 $       12.97   $     10.22   $         -   $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (Continued)

                                                                                 Nations
                                                                                 Marsico       Nations      Nations
                                                                           International        MidCap        Small      Nations
                                                                           Opportunities        Growth      Company        Value
                                                                               Portfolio     Portfolio    Portfolio    Portfolio
                                                                                (Class B)    (Class B)    (Class B)    (Class B)
                                                                           --------------  -----------  -----------  -----------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                          $            0  $         0  $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                       0            0            0            0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                       0            0            0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                       0            0            0            0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                               5,225,332    1,982,491    3,909,951    6,158,558
           Investments in American Funds Insurance Series (Class 2 or 3),
               at net asset value                                                       0            0            0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                       0            0            0            0

            Receivable from AIG SunAmerica Life Assurance Company                       0            0            0            0
                                                                           --------------  -----------  -----------  -----------

Total Assets:                                                              $    5,225,332  $ 1,982,491  $ 3,909,951  $ 6,158,558

Liabilities:                                                                            0            0            0            0
                                                                           --------------  -----------  -----------  -----------

                                                                           $    5,225,332  $ 1,982,491  $ 3,909,951  $ 6,158,558
                                                                           ==============  ===========  ===========  ===========
Net assets:

           Accumulation units                                              $    5,225,332  $ 1,982,491  $ 3,909,951  $ 6,158,558

           Contracts in payout (annuitization) period                                   0            0            0            0
                                                                           --------------  -----------  -----------  -----------

                Total net assets                                           $    5,225,332  $ 1,982,491  $ 3,909,951  $ 6,158,558
                                                                           ==============  ===========  ===========  ===========

Accumulation units outstanding                                                    383,059      246,614      375,891      586,677
                                                                           ==============  ===========  ===========  ===========

Contracts With Total Expenses of 1.30%:
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                      $    3,863,438  $   635,266  $ 1,197,884  $ 3,924,844
           Accumulation units outstanding                                         283,025       77,494      114,931      373,340
           Unit value of accumulation units                                $        13.65  $      8.20  $     10.42  $     10.51
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                      $      862,632  $   872,800  $ 1,969,363  $ 1,359,196
           Accumulation units outstanding                                          63,200      106,483      188,965      129,306
           Unit value of accumulation units                                $        13.65  $      8.20  $     10.42  $     10.51
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                                            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                  $            -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                      $      247,810  $    69,226  $    82,449  $   251,155
           Accumulation units outstanding                                          18,282        9,139        7,992       24,132
           Unit value of accumulation units                                $        13.55  $      7.57  $     10.32  $     10.41
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                      $      251,452  $   405,199  $   660,255  $   623,363
           Accumulation units outstanding                                          18,552       53,498       64,003       59,899
           Unit value of accumulation units                                $        13.55  $      7.57  $     10.32  $     10.41
Contracts With Total Expenses of 1.80%:
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                      $            -  $         -  $         -  $         -
           Accumulation units outstanding                                               -            -            -            -
           Unit value of accumulation units                                $            -  $         -  $         -  $         -


                                                                                   Asset        Global                       Growth
                                                                              Allocation        Growth         Growth        Income
                                                                                    Fund          Fund           Fund          Fund
                                                                               (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                                                           ------------- ------------- -------------- --------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                          $           0 $           0 $            0 $           0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                      0             0              0             0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                      0             0              0             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                      0             0              0             0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                      0             0              0             0
           Investments in American Funds Insurance Series (Class 2 or 3),
               at net asset value                                            106,035,631   194,389,514    404,936,125   466,901,784
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                      0             0              0             0

            Receivable from AIG SunAmerica Life Assurance Company                      0             0              0             0
                                                                           ------------- ------------- -------------- -------------

Total Assets:                                                              $ 106,035,631 $ 194,389,514 $  404,936,125 $ 466,901,784

Liabilities:                                                                           0             0              0             0
                                                                           ------------- ------------- -------------- -------------

                                                                           $ 106,035,631 $ 194,389,514 $  404,936,125 $ 466,901,784
                                                                           ============= ============= ============== =============
Net assets:

           Accumulation units                                              $ 105,999,761 $ 194,380,044 $  404,896,789 $ 466,832,165

           Contracts in payout (annuitization) period                             35,870         9,470         39,336        69,619
                                                                           ------------- ------------- -------------- -------------

                Total net assets                                           $ 106,035,631 $ 194,389,514 $  404,936,125 $ 466,901,784
                                                                           ============= ============= ============== =============

Accumulation units outstanding                                                 8,000,915    11,930,319     24,939,252    30,282,053
                                                                           ============= ============= ============== =============

Contracts With Total Expenses of 1.30%:
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                      $           - $  71,232,413 $  137,558,714 $ 146,202,954
           Accumulation units outstanding                                              -     4,367,465      8,463,896     9,472,512
           Unit value of accumulation units                                $           - $       16.31 $        16.25       $ 15.43
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                      $ 101,193,850 $  76,252,939 $  170,615,143 $ 210,820,806
           Accumulation units outstanding                                      7,633,623     4,675,403     10,498,114    13,659,490
           Unit value of accumulation units                                $       13.26 $       16.31 $        16.25 $       15.43
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                      $           - $  12,398,204 $   24,453,231 $  26,677,352
           Accumulation units outstanding                                              -       760,159      1,504,562     1,728,399
           Unit value of accumulation units                                $           - $       16.31 $        16.25 $       15.43
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                                                                         -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                      $           - $  21,350,585 $   44,297,777 $  50,484,386
           Accumulation units outstanding                                              -     1,315,059      2,738,051     3,287,526
           Unit value of accumulation units                                $           - $       16.24 $        16.18 $       15.36
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                      $           - $   8,112,268 $   16,961,405 $  18,181,486
           Accumulation units outstanding                                              -       500,468      1,049,531     1,185,041
           Unit value of accumulation units                                $           - $       16.21 $        16.16 $       15.34
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                      $   4,841,781 $   2,623,622 $    6,138,241 $   8,916,645
           Accumulation units outstanding                                        367,292       161,857        379,822       581,187
           Unit value of accumulation units                                $       13.18 $       16.21 $        16.16 $       15.34
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                      $           - $           - $            - $           -
           Accumulation units outstanding                                              -             -              -             -
           Unit value of accumulation units                                $           - $           - $            - $           -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                      $           - $   2,419,483 $    4,911,614 $   5,618,155
           Accumulation units outstanding                                              -       149,908        305,276       367,898
           Unit value of accumulation units                                $           - $       16.14 $        16.09 $       15.27

(1) Offered in Polaris Platinum, Polaris
    Protector and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (Continued)

                                                                              Asset          Cash                       Growth-
                                                                            Allocation    Management      Growth         Income
                                                                               Fund          Fund          Fund           Fund
                                                                            (Class 3)     (Class 3)      (Class 3)     (Class 3)
                                                                          ------------  ------------  -------------  ------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                         $          0  $          0  $           0  $          0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                    0             0              0             0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                    0             0              0             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                    0             0              0             0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                    0             0              0             0
           Investments in American Funds Insurance Series (Class 2 or 3),
               at net asset value                                           80,971,645    19,856,923    513,110,307   534,964,148
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                    0             0              0             0

            Receivable from AIG SunAmerica Life Assurance Company                    0             0              0             0
                                                                          ------------  ------------  -------------  ------------

Total Assets:                                                             $ 80,971,645  $ 19,856,923  $ 513,110,307  $534,964,148

Liabilities:                                                                         0             0              0             0
                                                                          ------------  ------------  -------------  ------------

                                                                          $ 80,971,645  $ 19,856,923  $ 513,110,307  $534,964,148
                                                                          ============  ============  =============  ============
Net assets:

           Accumulation units                                             $ 79,701,608  $ 19,239,182  $ 499,871,641  $519,083,986

           Contracts in payout (annuitization) period                        1,270,037       617,741     13,238,666    15,880,162
                                                                          ------------  ------------  -------------  ------------

                Total net assets                                          $ 80,971,645  $ 19,856,923  $ 513,110,307  $534,964,148
                                                                          ============  ============  =============  ============

Accumulation units outstanding                                               2,082,420       956,023      3,520,459     4,788,401
                                                                          ============  ============  =============  ============

Contracts With Total Expenses of 1.30%:
           Net Assets                                                     $ 77,993,959  $ 19,758,798  $ 494,685,600  $514,708,587
           Accumulation units outstanding                                    2,005,309       951,265      3,393,170     4,605,842
           Unit value of accumulation units                               $      38.89  $      20.77  $      145.79  $     111.75
Contracts With Total Expenses of 1.40%:
           Net Assets                                                     $  2,977,686  $     98,125  $  18,424,707  $ 20,255,561
           Accumulation units outstanding                                       77,111         4,758        127,289       182,559
           Unit value of accumulation units                               $      38.62  $      20.62  $      144.75  $     110.95
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                     $          -  $          -  $           -  $          -
           Accumulation units outstanding                                            -             -              -             -
           Unit value of accumulation units                               $          -  $          -  $           -  $          -


                                                                                                              U.S.
                                                                                                          Government/
                                                                            High-Income                    AAA-Rated      Growth
                                                                               Bond       International    Securities   and Income
                                                                               Fund           Fund            Fund       Portfolio
                                                                             (Class 3)      (Class 3)      (Class 3)    (Class VC)
                                                                           ------------  --------------  ------------  ------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                          $          0  $            0  $          0  $          0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                     0               0             0             0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                     0               0             0             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                     0               0             0             0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                     0               0             0             0
           Investments in American Funds Insurance Series (Class 2 or 3),
               at net asset value                                            45,026,494     113,116,567    43,050,579             0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                     0               0             0   153,058,883

            Receivable from AIG SunAmerica Life Assurance Company                     0               0             0             0
                                                                           ------------  --------------  ------------  ------------

Total Assets:                                                              $ 45,026,494  $  113,116,567  $ 43,050,579  $153,058,883

Liabilities:                                                                          0               0             0             0
                                                                           ------------  --------------  ------------  ------------

                                                                           $ 45,026,494  $  113,116,567  $ 43,050,579  $ 153,058,88
                                                                           ============  ==============  ============  ============
Net assets:

           Accumulation units                                              $ 43,100,112  $  111,484,898  $ 41,150,905  $153,058,883

           Contracts in payout (annuitization) period                         1,926,382       1,631,669     1,899,674             0
                                                                           ------------  --------------  ------------  ------------

                Total net assets                                           $ 45,026,494  $  113,116,567  $ 43,050,579  $153,058,883
                                                                           ============  ==============  ============  ============

Accumulation units outstanding                                                  725,768       3,184,962     1,391,833    13,083,519
                                                                           ============  ==============  ============  ============

Contracts With Total Expenses of 1.30%:
           Net Assets                                                      $ 43,961,335  $  109,352,032  $ 41,778,850  $          -
           Accumulation units outstanding                                       708,479       3,078,225     1,350,430             -
           Unit value of accumulation units                                $      62.05  $        35.52  $      30.94  $          -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                      $  1,065,159  $    3,764,535  $  1,271,729  $          -
           Accumulation units outstanding                                        17,289         106,737        41,403             -
           Unit value of accumulation units                                $      61.61  $        35.27  $      30.72  $          -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                      $          -  $            -  $          -  $ 45,450,269
           Accumulation units outstanding                                             -               -             -     3,880,250
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.71
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                      $          -  $            -  $          -  $ 80,556,191
           Accumulation units outstanding                                             -               -             -     6,877,619
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.71
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                      $          -  $            -  $          -  $  5,413,493
           Accumulation units outstanding                                             -               -             -       462,159
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.71
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                      $          -  $            -  $          -  $ 11,167,670
           Accumulation units outstanding                                             -               -             -       961,474
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.62
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                      $          -  $            -  $          -  $  4,948,627
           Accumulation units outstanding                                             -               -             -       425,711
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.62
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                      $          -  $            -  $          -  $  4,243,420
           Accumulation units outstanding                                             -               -             -       365,045
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.62
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                      $          -  $            -  $          -  $          -
           Accumulation units outstanding                                             -               -             -             -
           Unit value of accumulation units                                $          -  $            -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                      $          -  $            -  $          -  $  1,279,213
           Accumulation units outstanding                                             -               -             -       111,261
           Unit value of accumulation units                                $          -  $            -  $          -  $      11.50

(1) Offered in Polaris Platinum, Polaris
    Protector and Polaris Platinum II products.
(2) Offered in Polaris and Polaris II product.
(3) Offered in PolarisAmerica product.
(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.
(5) Offered in Diversified Strategies product.
(6) Offered in Diversified Strategies III product.
(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (Continued)

                                                                                  Mid Cap
                                                                                   Value
                                                                                 Portfolio
                                                                                 (Class VC)
                                                                                ------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                                    $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                               0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                               0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                               0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                               0
      Investments in American Funds Insurance Series (Class 2 or 3),
          at net asset value                                                               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                      93,178,487

      Receivable from AIG SunAmerica Life Assurance Company                                0
                                                                                ------------
Total Assets:                                                                   $ 93,178,487

Liabilities:                                                                               0
                                                                                ------------
                                                                                $ 93,178,487
                                                                                ============
Net assets:

      Accumulation units                                                        $ 93,091,460

      Contracts in payout (annuitization) period                                      87,027
                                                                                ------------
           Total net assets                                                     $ 93,178,487
                                                                                ============
Accumulation units outstanding                                                     7,282,874
                                                                                ============
Contracts With Total Expenses of 1.30%:
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                                $ 89,329,919
      Accumulation units outstanding                                               6,980,096
      Unit value of accumulation units                                          $      12.80
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                                $  3,848,568
      Accumulation units outstanding                                                 302,778
      Unit value of accumulation units                                          $      12.71
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                                $          -
      Accumulation units outstanding
      Unit value of accumulation units                                          $          -

(1) Offered in Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II product.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2004
                                   (Unaudited)

                                                                          Net Asset Value      Net Asset
Variable Accounts                                             Shares         Per Share           Value               Cost
--------------------                                       -----------    ---------------   ---------------     ---------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                     25,964,098       $  14.72       $   382,278,134     $   357,442,047
   Capital Appreciation Portfolio (Class 1)                 25,757,514          33.05           851,237,491         966,366,853
   Government and Quality Bond Portfolio (Class 1)          24,570,063          14.98           368,063,059         365,443,566
   Growth Portfolio (Class 1)                               13,615,957          27.56           375,237,336         398,914,681
   Natural Resources Portfolio (Class 1)                     3,615,506          31.37           113,436,088          74,589,692
   Asset Allocation Portfolio (Class 2)                      1,250,378          14.70            18,384,242          16,420,147
   Capital Appreciation Portfolio (Class 2)                  3,747,899          32.88           123,237,079         100,953,951
   Government and Quality Bond Portfolio (Class 2)           8,642,536          14.97           129,395,172         132,516,688
   Growth Portfolio (Class 2)                                2,798,826          27.54            77,079,482          63,208,728
   Natural Resources Portfolio (Class 2)                       680,308          31.33            21,312,223          15,618,072
   Asset Allocation Portfolio (Class 3)                        810,528          14.69            11,903,503          11,122,151
   Capital Appreciation Portfolio (Class 3)                  5,138,864          32.82           168,649,045         149,293,621
   Government and Quality Bond Portfolio (Class 3)          14,334,609          14.95           214,338,476         219,520,865
   Growth Portfolio (Class 3)                                3,626,191          27.51            99,754,464          86,909,396
   Natural Resources Portfolio (Class 3)                       677,103          31.29            21,183,866          17,645,306

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                    14,124,079       $  10.19       $   143,920,224     $   173,839,700
   Alliance Growth Portfolio (Class 1)                      39,729,707          18.87           749,771,483       1,039,051,508
   Blue Chip Growth Portfolio (Class 1)                      3,903,905           6.41            25,017,804          25,495,525
   Cash Management Portfolio (Class 1)                      12,646,643          10.68           135,050,861         136,047,678
   Corporate Bond Portfolio (Class 1)                       16,286,012          11.96           194,730,836         185,841,127
   Davis Venture Value Portfolio (Class 1)                  63,466,627          26.12         1,657,605,750       1,396,452,041
   "Dogs" of Wall Street Portfolio (Class 1)                 7,368,599          10.70            78,877,465          68,923,492
   Emerging Markets Portfolio (Class 1)                      7,654,864          11.50            88,049,372          60,028,987
   Federated American Leaders Portfolio (Class 1)            9,649,815          16.33           157,581,658         144,308,187
   Global Bond Portfolio (Class 1)                           7,133,174          11.60            82,766,021          78,585,869
   Global Equities Portfolio (Class 1)                      16,117,640          11.54           185,921,956         205,803,116
   Goldman Sachs Research Portfolio (Class 1)                2,552,367           7.43            18,976,094          18,368,028
   Growth-Income Portfolio (Class 1)                        29,297,297          23.89           699,908,679         686,658,085
   Growth Opportunities Portfolio (Class 1)                  3,573,859           5.09            18,188,614          18,524,972
   High-Yield Bond Portfolio (Class 1)                      32,553,182           7.25           235,859,948         224,893,913
   International Diversified Equities Portfolio (Class 1)   19,373,687           7.84           151,934,480         147,478,958
   International Growth & Income Portfolio (Class 1)        18,197,012          11.96           217,669,286         178,136,782
   Marsico Growth Portfolio (Class 1)                        5,923,425          11.08            65,643,534          52,193,379
   MFS Massachusetts Investors Trust Portfolio (Class 1)    16,630,395          11.59           192,713,777         210,792,860
   MFS Mid-Cap Growth Portfolio (Class 1)                   16,998,111           9.07           154,117,911         200,302,297
   MFS Total Return Portfolio (Class 1)                     30,871,385          17.73           547,419,678         467,096,332
   Putnam Growth: Voyager Portfolio (Class)                 13,596,315          14.63           198,871,321         269,638,071
   Real Estate Portfolio (Class 1)                           7,701,305          19.75           152,120,150          94,368,488
   SunAmerica Balanced Portfolio (Class 1)                  12,936,108          14.00           181,055,953         213,413,589
   Technology Portfolio (Class 1)                           10,119,047           2.63            26,583,352          28,026,915
   Telecom Utility Portfolio (Class 1)                       4,693,927           8.75            41,052,332          47,655,870
   Worldwide High Income Portfolio (Class 1)                 9,003,613           7.67            69,072,552          77,632,821
   Aggressive Growth Portfolio (Class 2)                     1,276,082          10.16            12,961,719          10,665,354
   Alliance Growth Portfolio (Class 2)                       3,654,345          18.85            68,896,859          61,769,831
   Blue Chip Growth Portfolio (Class 2)                      1,918,567           6.40            12,287,985          10,924,437
   Cash Management Portfolio (Class 2)                       4,532,551          10.66            48,330,416          48,636,521
   Corporate Bond Portfolio (Class 2)                        4,538,504          11.94            54,193,855          52,202,277
   Davis Venture Value Portfolio (Class 2)                   7,539,087          26.08           196,647,275         154,054,305
   "Dogs" of Wall Street Portfolio (Class 2)                 1,906,248          10.69            20,381,063          17,332,991
   Emerging Markets Portfolio (Class 2)                      1,147,020          11.48            13,164,866           9,689,614
   Federated American Leaders Portfolio (Class 2)            1,270,822          16.31            20,723,558          17,451,253
   Foreign Value Portfolio (Class 2)                         3,972,637          14.66            58,239,499          46,710,117
   Global Bond Portfolio (Class 2)                           1,209,969          11.56            13,981,610          13,401,947
   Global Equities Portfolio (Class 2)                         989,194          11.50            11,374,003           9,284,675
   Goldman Sachs Research Portfolio (Class 2)                  830,853           7.40             6,144,254           4,836,416
   Growth-Income Portfolio (Class 2)                         1,708,684          23.86            40,777,284          34,372,390
   Growth Opportunities Portfolio (Class 2)                  1,181,805           5.06             5,980,833           5,169,047
   High-Yield Bond Portfolio (Class 2)                       5,657,482           7.23            40,928,981          36,411,966
   International Diversified Equities Portfolio (Class 2)    5,821,349           7.80            45,428,670          37,029,345
   International Growth & Income Portfolio (Class 2)         2,638,687          11.99            31,636,685          22,815,579
   Marsico Growth Portfolio (Class 2)                        4,091,118          11.03            45,145,301          35,813,669
   MFS Massachusetts Investors Trust Portfolio (Class 2)     2,465,336          11.59            28,561,412          24,169,872
   MFS Mid-Cap Growth Portfolio (Class 2)                    6,036,963           9.02            54,442,777          45,932,543
   MFS Total Return Portfolio (Class 2)                      8,484,604          17.71           150,291,875         128,091,964
   Putnam Growth: Voyager Portfolio (Class 2)                  643,293          14.61             9,396,286           8,462,623
   Real Estate Portfolio (Class 2)                           1,636,806          19.71            32,262,874          22,270,841
   Small & Mid Cap Value Portfolio (Class 2)                 2,906,074          15.74            45,740,841          37,444,100
   SunAmerica Balanced Portfolio (Class 2)                   1,576,632          13.98            22,041,926          20,455,478
   Technology Portfolio (Class 2)                            3,947,471           2.62            10,328,998           9,631,675
   Telecom Utility Portfolio (Class 2)                         368,007           8.74             3,216,118           2,983,465
   Worldwide High Income Portfolio (Class 2)                   971,489           7.65             7,429,844           7,010,554
   Aggressive Growth Portfolio (Class 3)                       709,345          10.13             7,188,034           6,293,958
   Alliance Growth Portfolio (Class 3)                       3,674,720          18.83            69,204,069          62,060,467
   Blue Chip Growth Portfolio (Class 3)                      1,237,642           6.39             7,913,678           7,264,087
   Cash Management Portfolio (Class 3)                       9,993,954          10.65           106,434,930         106,793,078
   Corporate Bond Portfolio (Class 3)                        7,082,622          11.93            84,467,485          83,950,173
   Davis Venture Value Portfolio (Class 3)                   8,446,902          26.05           220,042,179         189,641,341
   "Dogs" of Wall Street Portfolio (Class 3)                 1,187,094          10.68            12,678,068          11,473,067
   Emerging Markets Portfolio (Class 3)                        986,074          11.47            11,307,326           9,467,913
   Federated American Leaders Portfolio (Class 3)            1,929,338          16.29            31,424,127          28,613,803
   Foreign Value Portfolio (Class 3)                        11,702,978          14.67           171,656,726         145,152,313
   Global Bond Portfolio (Class 3)                           1,444,749          11.53            16,657,356          16,357,748
   Global Equities Portfolio (Class 3)                         627,413          11.48             7,200,517           6,362,522
   Goldman Sachs Research Portfolio (Class 3)                  131,635           7.38               971,168             886,122
   Growth-Income Portfolio (Class 3)                           787,855          23.84            18,778,665          16,346,881
   Growth Opportunities Portfolio (Class 3)                    722,011           5.05             3,645,824           3,323,457
   High-Yield Bond Portfolio (Class 3)                       6,048,556           7.23            43,718,981          40,702,961

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2004
                                   (Unaudited)

                                                                         Net Asset Value       Net Asset
Variable Accounts                                             Shares        Per Share            Value               Cost
--------------------                                       -----------   ---------------    ---------------     ---------------
SUNAMERICA SERIES TRUST (continued):
   International Diversified Equities Portfolio (Class 3)   12,983,322      $   7.80        $   101,220,144     $    86,228,213
   International Growth & Income Portfolio (Class 3)         2,937,849         11.98             35,194,607          28,799,598
   Marsico Growth Portfolio (Class 3)                        2,103,783         11.01             23,167,131          19,698,101
   MFS Massachusetts Investors Trust Portfolio (Class 3)     2,891,900         11.57             33,465,893          28,957,989
   MFS Mid-Cap Growth Portfolio (Class 3)                    6,065,416          9.00             54,574,948          46,467,395
   MFS Total Return Portfolio (Class 3)                      7,482,794         17.70            132,416,887         118,952,324
   Putnam Growth: Voyager Portfolio (Class 3)                  220,435         14.58              3,213,032           2,895,535
   Real Estate Portfolio (Class 3)                           1,504,359         19.68             29,611,420          23,345,337
   Small & Mid Cap Value Portfolio (Class 3)                 7,572,793         15.73            119,131,771         103,121,859
   SunAmerica Balanced Portfolio (Class 3)                     861,421         13.97             12,029,966          11,229,624
   Technology Portfolio (Class 3)                            3,396,868          2.61              8,870,679           8,353,567
   Telecom Utility Portfolio (Class 3)                           9,794          8.73                 85,506              76,677
   Worldwide High Income Portfolio (Class 3)                   120,091          7.64                917,051             899,270

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Comstock Portfolio                                       19,649,883      $  13.69        $   269,006,904     $   216,375,829
   Emerging Growth Portfolio                                 1,132,618         25.84             29,266,860          26,031,280
   Growth and Income Portfolio                              14,077,674         19.29            271,558,342         222,828,408

WM VARIABLE TRUST:
   Balanced Portfolio (Class 1)                              9,449,502      $  16.08        $   151,947,986     $   129,113,449
   Conservative Balanced Portfolio (Class 1)                 1,258,258         11.82             14,872,611          13,205,027
   Conservative Growth Portfolio (Class 1)                   4,369,328         16.89             73,797,945          59,863,298
   Equity Income Fund (Class 1)                              1,330,857         16.26             21,639,735          16,321,827
   Flexible Income Portfolio (Class 1)                       2,563,358         14.10             36,143,342          33,199,973
   Growth Fund (Class 1)                                       134,505         13.03              1,752,597           1,495,284
   Growth & Income Fund (Class 1)                              487,082         18.19              8,860,014           7,400,289
   Income Fund (Class 1)                                       891,054         11.08              9,872,875           9,633,035
   International Growth Fund (Class 1)                          40,302         12.77                514,659             439,142
   Mid Cap Stock Fund (Class 1)                                328,244         16.44              5,396,331           4,393,832
   Money Market Fund (Class 1)                               4,136,739          1.00              4,136,739           4,136,739
   REIT Fund (Class 1)                                          36,543         16.96                619,770             517,727
   Short Term Income Fund (Class 1)                          1,502,181          2.58              3,875,626           3,932,277
   Small Cap Growth Fund (Class 1)                             230,575          9.85              2,271,166           1,884,625
   Strategic Growth Portfolio (Class 1)                      1,042,888         18.45             19,241,277          15,614,724
   U.S. Government Securities Fund (Class 1)                 1,385,902         10.71             14,843,010          15,001,237
   West Coast Equity Fund (Class 1)                            706,021         20.45             14,438,128          10,837,854
   Balanced Portfolio (Class 2)                              8,185,210         15.99            130,881,501         114,505,722
   Conservative Balanced Portfolio (Class 2)                 1,281,123         11.75             15,053,195          13,840,488
   Conservative Growth Portfolio (Class 2)                   2,988,826         16.80             50,212,271          42,774,894
   Equity Income Fund (Class 2)                              1,140,868         16.18             18,459,243          14,940,413
   Flexible Income Portfolio (Class 2)                       4,405,715         14.02             61,768,123          58,168,857
   Growth Fund (Class 2)                                        97,616         12.94              1,263,148           1,097,797
   Growth & Income Fund (Class 2)                              185,264         18.10              3,353,282           2,890,743
   Income Fund (Class 2)                                     2,092,897         11.02             23,063,724          22,668,340
   International Growth Fund (Class 2)                          20,367         12.71                258,869             211,385
   Mid Cap Stock Fund (Class 2)                                156,478         16.36              2,559,976           2,122,309
   Money Market Fund (Class 2)                               5,368,902          1.00              5,368,902           5,368,902
   REIT Fund (Class 2)                                          11,412         16.90                192,855             170,872
   Short Term Income Fund (Class 2)                          2,708,163          2.56              6,932,898           7,050,317
   Small Cap Growth Fund (Class 2)                             119,647          9.77              1,168,947           1,040,423
   Strategic Growth Portfolio (Class 2)                        807,621         18.37             14,836,003          12,633,021
   U.S. Government Securities Fund (Class 2)                 1,191,590         10.67             12,714,269          12,857,466
   West Coast Equity Fund (Class 2)                            396,832         20.35              8,075,522           6,474,122

NATIONS SEPARATE ACCOUNT TRUST (Class B):
   Nations Asset Allocation Portfolio                          147,370      $  10.12        $     1,491,383     $     1,322,945
   Nations Capital Growth Portfolio                                  0             -                      0                   0
   Nations High Yield Bond Portfolio                         2,524,286         10.54             26,605,972          25,654,143
   Nations International Value Portfolio                       688,547         11.41              7,856,316           5,840,234
   Nations Marsico Focused Equities Portfolio                2,731,214         16.88             46,102,891          38,535,840
   Nations Marsico Growth Portfolio                            363,398         16.65              6,050,578           5,059,162
   Nations Marsico 21st Century Portfolio                      124,897         10.40              1,298,934             935,713
   Nations Marsico International Opportunities Portfolio       331,978         15.74              5,225,332           4,308,253
   Nations MidCap Growth Portfolio                             244,752          8.10              1,982,491           1,633,496
   Nations Small Company Portfolio                             367,822         10.63              3,909,951           3,143,665
   Nations Value Portfolio                                     523,687         11.76              6,158,558           5,237,172

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                           6,876,500      $  15.42        $   106,035,631     $    94,090,496
   Global Growth Fund (Class 2)                             11,282,038         17.23            194,389,514         167,720,580
   Growth Fund (Class 2)                                     7,924,386         51.10            404,936,125         347,240,026
   Growth-Income Fund (Class 2)                             12,742,953         36.64            466,901,784         406,571,074
   Asset Allocation Fund (Class 3)                           5,227,350         15.49             80,971,645          88,158,209
   Cash Management Fund (Class 3)                            1,793,760         11.07             19,856,923          20,050,662
   Growth Fund (Class 3)                                     9,986,577         51.38            513,110,307         602,907,649
   Growth-Income Fund (Class 3)                             14,537,069         36.80            534,964,148         595,552,165
   High-Income Bond Fund (Class 3)                           3,498,562         12.87             45,026,494          52,149,052
   International Fund (Class 3)                              7,150,226         15.82            113,116,567         128,132,776
   U.S. Government/AAA-Rated Securities Fund (Class 3)       3,572,662         12.05             43,050,579          47,121,523

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                               5,631,305      $  27.18        $   153,058,883     $   128,639,839
   Mid Cap Value Portfolio                                   4,481,890         20.79             93,178,487          75,205,088

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)

                                                                        Government
                                              Asset        Capital          and                            Natural        Asset
                                           Allocation    Appreciation   Quality Bond    Growth            Resources    Allocation
                                            Portfolio     Portfolio      Portfolio     Portfolio          Portfolio     Portfolio
                                            (Class 1)     (Class 1)      (Class 1)     (Class 1)          (Class 1)     (Class 2)
                                          ------------  -------------  -------------  ------------      -------------  -----------
Investment income:
     Dividends                            $ 10,411,285  $           0  $  18,617,449  $  2,022,811      $     715,103  $   438,503
                                          ------------  -------------  -------------  ------------      -------------  -----------
         Total investment income            10,411,285              0     18,617,449     2,022,811            715,103      438,503
                                          ------------  -------------  -------------  ------------      -------------  -----------
Expenses:
     Mortality and expense risk charge      (5,361,661)   (11,863,519)    (5,653,467)   (4,998,841)        (1,295,485)    (228,237)
     Distribution expense charge              (586,503)    (1,294,902)      (616,175)     (545,817)          (141,330)     (23,363)
                                          ------------  -------------  -------------  ------------      -------------  -----------
         Total expenses                     (5,948,164)   (13,158,421)    (6,269,642)   (5,544,658)        (1,436,815)    (251,600)
                                          ------------  -------------  -------------  ------------      -------------  -----------

Net investment income (loss)                 4,463,121    (13,158,421)    12,347,807    (3,521,847)          (721,712)     186,903
                                          ------------  -------------  -------------  ------------      -------------  -----------
Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold              66,564,967    158,830,554    125,713,718    69,893,708         17,048,223    2,454,177
     Cost of shares sold                   (64,488,405)  (194,542,114)  (122,889,334)  (80,306,790)       (12,339,570)  (2,119,434)
                                          ------------  -------------  -------------  ------------      -------------  -----------
Net realized gains (losses) from
   securities transactions                   2,076,562    (35,711,560)     2,824,384   (10,413,082)         4,708,653      334,743
Realized gain distributions                          0              0        158,447             0          3,215,578            0
                                          ------------  -------------  -------------  ------------      -------------  -----------

Net realized gains (losses)                  2,076,562    (35,711,560)     2,982,831   (10,413,082)         7,924,231      334,743
                                          ------------  -------------  -------------  ------------      -------------  -----------
Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                      (602,016)  (222,845,346)    10,671,906   (69,397,413)        25,647,029    1,137,179
     End of period                          24,836,087   (115,129,362)     2,619,493   (23,677,345)        38,846,396    1,964,095
                                          ------------  -------------  -------------  ------------      -------------  -----------
Change in net unrealized appreciation
    (depreciation) of investments           25,438,103    107,715,984     (8,052,413)   45,720,068         13,199,367      826,916
                                          ------------  -------------  -------------  ------------      -------------  -----------
Increase (decrease) in net assets
    from operations                       $ 31,977,786  $  58,846,003  $   7,278,225  $ 31,785,139      $  20,401,886  $  1,348,562
                                          ============  =============  =============  ============      =============  ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                         Government
                                           Capital          and                      Natural       Asset        Capital
                                         Appreciation   Quality Bond     Growth     Resources    Allocation   Appreciation
                                          Portfolio      Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                          (Class 2)       (Class 2)    (Class 2)    (Class 2)    (Class 3)      (Class 3)
                                         ------------   ------------   ----------   ----------   ----------   -------------
Investment income:
      Dividends                          $          0   $  5,953,392   $  313,050   $  116,409   $  205,921   $           0
                                         ------------   ------------   ----------   ----------   ----------   -------------
          Total investment income                   0      5,953,392      313,050      116,409      205,921               0
                                         ------------   ------------   ----------   ----------   ----------   -------------
Expenses:
      Mortality and expense risk charge    (1,580,963)    (1,810,485)    (956,809)    (229,710)    (104,809)     (1,574,904)
      Distribution expense charge            (166,910)      (191,368)    (101,540)     (24,103)     (10,175)       (164,058)
                                         ------------   ------------   ----------   ----------   ----------   -------------
          Total expenses                   (1,747,873)    (2,001,853)  (1,058,349)    (253,813)    (114,984)     (1,738,962)
                                         ------------   ------------   ----------   ----------   ----------   -------------

Net investment income (loss)               (1,747,873)     3,951,539     (745,299)    (137,404)      90,937      (1,738,962)
                                         ------------   ------------   ----------   ----------   ----------   -------------

Net realized gains (losses) from
securities transactions:
      Proceeds from shares sold            11,497,175     27,964,620    7,139,610    4,120,356    1,535,298       1,833,276
      Cost of shares sold                 (10,120,247)   (28,177,663)  (6,312,695)  (3,162,966)  (1,470,770)     (1,769,717)
                                         ------------   ------------   ----------   ----------   ----------   -------------

Net realized gains (losses) from
      securities transactions               1,376,928       (213,043)     826,915      957,390       64,528          63,559
Realized gain distributions                         0         52,326            0      611,100            0               0
                                         ------------   ------------   ----------   ----------   ----------   -------------

Net realized gains (losses)                 1,376,928       (160,717)     826,915    1,568,490       64,528          63,559
                                         ------------   ------------   ----------   ----------   ----------   -------------

Net unrealized appreciation
      (depreciation) of investments:
      Beginning of period                  13,828,335     (1,448,662)   7,611,939    3,307,487      218,738       7,288,648
      End of period                        22,283,128     (3,121,516)  13,870,754    5,694,151      781,352      19,355,424
                                         ------------   ------------   ----------   ----------   ----------   -------------

Change in net unrealized appreciation
    (depreciation) of investments           8,454,793     (1,672,854)   6,258,815    2,386,664      562,614      12,066,776
                                         ------------   ------------   ----------   ----------   ----------   -------------

Increase (decrease) in net assets from
    operations                           $  8,083,848   $  2,117,968   $6,340,431   $3,817,750   $  718,079   $  10,391,373
                                         ============   ============   ==========   ==========   ==========   =============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                          Government
                                              and                     Natural     Aggressive     Alliance    Blue Chip
                                         Quality Bond    Growth      Resources      Growth        Growth       Growth
                                           Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                           (Class 3)    (Class 3)    (Class 3)     (Class 1)    (Class 1)     (Class 1)
                                         ------------  -----------  -----------  ------------  ------------  ----------
Investment income:
      Dividends                          $  8,322,148  $   265,395  $    78,979  $          0  $  2,365,185  $   39,146
                                         ------------  -----------  -----------  ------------  ------------  ----------
          Total investment income           8,322,148      265,395       78,979             0      2,365,185      39,146
                                         ------------  -----------  -----------  ------------  ------------  ----------

Expenses:
      Mortality and expense risk charge    (2,365,780)    (936,091)    (173,343)   (1,847,929   (10,834,696)   (360,843))
      Distribution expense charge            (245,599)     (97,370)     (17,975)     (201,805    (1,183,744)    (39,186))
                                         ------------  -----------  -----------  ------------  ------------  ----------
          Total expenses                   (2,611,379)  (1,033,461)    (191,318)   (2,049,734   (12,018,440)   (400,029))
                                         ------------  -----------  -----------  ------------  ------------  ----------

Net investment income (loss)                5,710,769     (768,066)    (112,339)   (2,049,734    (9,653,255)   (360,883))
                                         ------------  -----------  -----------  ------------  ------------  ----------

Net realized gains (losses) from
securities transactions:
      Proceeds from shares sold            15,090,231    1,448,710    3,167,816    70,230,279   215,447,002   8,736,384
      Cost of shares sold                 (15,358,137)  (1,346,806)  (2,770,688) (101,156,824  (320,459,831) (9,322,066))
                                         ------------  -----------  -----------  ------------  ------------  ----------

Net realized gains (losses) from
      securities transactions                (267,906)     101,904      397,128   (30,926,545  (105,012,829)   (585,682))
Realized gain distributions                    74,740            0      472,819             0             0           0
                                         ------------  -----------  -----------  ------------  ------------  ----------

Net realized gains (losses)                  (193,166)     101,904      869,947   (30,926,545  (105,012,829)   (585,682))
                                         ------------  -----------  -----------  ------------  ------------  ----------

Net unrealized appreciation
      (depreciation) of investments:
      Beginning of period                  (2,281,736)   4,675,956    1,182,407   (81,432,005  (446,127,975) (2,286,647))
      End of period                        (5,182,389)  12,845,068    3,538,560   (29,919,476  (289,280,025)   (477,721))
                                         ------------  -----------  -----------  ------------  ------------  ----------

Change in net unrealized appreciation
    (depreciation) of investments          (2,900,653)   8,169,112    2,356,153    51,512,529   156,847,950   1,808,926
                                         ------------  -----------  -----------  ------------  ------------  ----------

Increase (decrease) in net assets from
    operations                           $  2,616,950  $ 7,502,950  $ 3,113,761  $ 18,536,250  $ 42,181,866  $  862,361
                                         ============  ===========  ===========  ============  ============  ==========

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                          Davis                                     Federated
                                             Cash        Corporate       Venture       "Dogs" of      Emerging      American
                                          Management        Bond          Value       Wall Street      Markets       Leaders
                                          Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                          (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                         ------------   ------------  -------------   -----------   ------------   ------------
Investment income:
      Dividends                          $  1,350,001   $  9,927,516  $  14,018,845   $ 1,870,962   $    855,530   $  2,238,854
                                         ------------   ------------  -------------   -----------   ------------   ------------
          Total investment income           1,350,001      9,927,516     14,018,845     1,870,962        855,530      2,238,854
                                         ------------   ------------  -------------   -----------   ------------   ------------

Expenses:
      Mortality and expense risk charge    (2,484,571)    (2,807,934)   (22,618,072)   (1,141,413     (1,132,155)    (2,217,249))
      Distribution expense charge            (271,204)      (305,956)    (2,469,303)     (124,415       (123,637)      (242,102))
                                         ------------   ------------  -------------   -----------   ------------   ------------
          Total expenses                   (2,755,775)    (3,113,890)   (25,087,375)   (1,265,828     (1,255,792)    (2,459,351))
                                         ------------   ------------  -------------   -----------   ------------   ------------

Net investment income (loss)               (1,405,774)     6,813,626    (11,068,530)      605,134       (400,262)      (220,497)
                                         ------------   ------------  -------------   -----------   ------------   ------------

Net realized gains (losses) from
securities transactions:
      Proceeds from shares sold           277,929,504     48,105,966    256,461,484    21,434,211     25,435,339     33,930,683
      Cost of shares sold                (280,793,331)   (45,759,352)  (226,728,070)  (19,594,790    (20,958,986)   (33,085,937))
                                         ------------   ------------  -------------   -----------   ------------   ------------

Net realized gains (losses) from
      securities transactions              (2,863,827)     2,346,614     29,733,414     1,839,421      4,476,353        844,746
Realized gain distributions                         0              0              0             0              0              0
                                         ------------   ------------  -------------   -----------   ------------   ------------

Net realized gains (losses)                (2,863,827)     2,346,614     29,733,414     1,839,421      4,476,353        844,746
                                         ------------   ------------  -------------   -----------   ------------   ------------

Net unrealized appreciation
      (depreciation) of investments:
      Beginning of period                  (3,950,135)     7,966,688     97,837,294     6,435,899     16,800,141      1,659,023
      End of period                          (996,817)     8,889,709    261,153,709     9,953,973     28,020,385     13,273,471
                                         ------------   ------------  -------------   -----------   ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments           2,953,318        923,021    163,316,415     3,518,074     11,220,244     11,614,448
                                         ------------   ------------  -------------   -----------   ------------   ------------

Increase (decrease) in net assets from
    operations                           $ (1,316,283)  $ 10,083,261  $ 181,981,299   $ 5,962,629   $ 15,296,335   $ 12,238,697
                                         ============   ============  =============   ===========   ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                        Goldman
                                           Global         Global         Sachs        Growth-         Growth       High-Yield
                                            Bond         Equities      Research       Income       Opportunities      Bond
                                         Portfolio      Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                         (Class 1)      (Class 1)      (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                        ------------   ------------   -----------   ------------   ------------   -------------
Investment income:
     Dividends                          $          0   $    574,488   $         0   $  4,835,501   $          0   $  19,898,314
                                        ------------   ------------   -----------   ------------   ------------   -------------
         Total investment income                   0        574,488             0      4,835,501              0      19,898,314
                                        ------------   ------------   -----------   ------------   ------------   -------------

Expenses:
     Mortality and expense risk charge    (1,209,382)    (2,632,236)     (280,079     (9,930,395)      (315,951)     (3,210,170))
     Distribution expense charge            (131,767)      (287,781)      (30,355     (1,084,998)       (34,398)       (350,664))
                                        ------------   ------------   -----------   ------------   ------------   -------------
         Total expenses                   (1,341,149)    (2,920,017)     (310,434    (11,015,393)      (350,349)     (3,560,834))
                                        ------------   ------------   -----------   ------------   ------------   -------------

Net investment income (loss)              (1,341,149)    (2,345,529)     (310,434     (6,179,892)      (350,349)     16,337,480 )
                                        ------------   ------------   -----------   ------------   ------------   -------------

Net realized gains (losses) from
securities transactions:
     Proceeds from shares sold            20,380,855     45,623,770     7,826,126    156,085,144     15,544,535     110,634,342
     Cost of shares sold                 (19,518,406)   (55,359,039)   (8,278,323   (163,476,872)   (16,887,586)   (110,676,373))
                                        ------------   ------------   -----------   ------------   ------------   -------------

Net realized gains (losses) from
     securities transactions                 862,449     (9,735,269)     (452,197     (7,391,728)    (1,343,051)        (42,031))
Realized gain distributions                  978,352              0             0              0              0               0
                                        ------------   ------------   -----------   ------------   ------------   -------------

Net realized gains (losses)                1,840,801     (9,735,269)     (452,197     (7,391,728)    (1,343,051)        (42,031))
                                        ------------   ------------   -----------   ------------   ------------   -------------

Net unrealized appreciation
    (depreciation) of investments:
     Beginning of period                   2,651,472    (49,549,654)   (2,231,118    (65,950,098)    (2,276,383)     (6,022,915))
     End of period                         4,180,152    (19,881,160)      608,066     13,250,594       (336,358)     10,966,035
                                        ------------   ------------   -----------   ------------   ------------   -------------

Change in net unrealized appreciation
    (depreciation) of investments          1,528,680     29,668,494     2,839,184     79,200,692      1,940,025      16,988,950
                                        ------------   ------------   -----------   ------------   ------------   -------------

Increase (decrease) in net assets from
    operations                          $  2,028,332   $ 17,587,696   $ 2,076,553   $ 65,629,072   $    246,625   $  33,284,399
                                        ============   ============   ===========   ============   ============   =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                             MFS
                                          International  International                  Massachusetts      MFS
                                            Diversified      Growth         Marsico       Investors       Mid-Cap         MFS
                                             Equities      & Income         Growth          Trust         Growth      Total Return
                                             Portfolio     Portfolio      Portfolio       Portfolio      Portfolio     Portfolio
                                            (Class 1)      (Class 1)      (Class 1)       (Class 1)      (Class 1)     (Class 1)
                                          -------------  -------------   ------------   -------------  ------------   ------------
Investment income:
     Dividends                             $  2,953,192   $  2,439,724   $          0   $  1,539,613   $          0   $    988,799
                                           ------------   ------------   ------------   ------------   ------------   ------------
         Total investment income              2,953,192      2,439,724              0      1,539,613              0        988,799
                                           ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge       (2,021,070)    (2,696,901)      (918,422)    (2,693,556)    (2,159,405)    (7,366,143)
     Distribution expense charge               (220,841)      (294,317)       (99,237)      (293,834)      (234,664)      (800,956)
                                           ------------   ------------   ------------   ------------   ------------   ------------
         Total expenses                      (2,241,911)    (2,991,218)    (1,017,659)    (2,987,390)    (2,394,069)    (8,167,099)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net investment income (loss)                    711,281       (551,494)    (1,017,659)    (1,447,777)    (2,394,069)    (7,178,300)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold               46,724,083     30,447,538     20,962,083     42,794,916     51,634,102     68,728,495
     Cost of shares sold                    (53,186,578)   (28,494,956)   (18,549,215)   (51,373,935)   (75,055,670)   (62,812,957)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions                    (6,462,495)     1,952,582      2,412,868     (8,579,019)   (23,421,568)     5,915,538
Realized gain distributions                           0              0              0              0              0              0
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)                  (6,462,495)     1,952,582      2,412,868     (8,579,019)   (23,421,568)     5,915,538
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                    (20,900,709)     5,960,244      9,400,225    (46,084,668)   (88,818,149)    30,174,118
     End of period                            4,455,522     39,532,504     13,450,155    (18,079,083)   (46,184,386)    80,323,346
                                           ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments            25,356,231     33,572,260      4,049,930     28,005,585     42,633,763     50,149,228
                                           ------------   ------------   ------------   -------------  ------------   ------------

Increase (decrease) in net assets from
  operations                               $ 19,605,017   $ 34,973,348   $  5,445,139   $ 17,978,789   $ 16,818,126   $ 48,886,466
                                           ============   ============   ============   ============   ============   ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                           Putnam
                                           Growth:         Real         SunAmerica                       Telecom       Worldwide
                                           Voyager        Estate         Balanced       Technology       Utility      High Income
                                          Portfolio      Portfolio       Portfolio      Portfolio       Portfolio      Portfolio
                                          (Class 1)      (Class 1)       (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                        ------------    ------------   ------------    ------------   ------------   ------------
Investment income:
     Dividends                          $    264,921    $  3,434,487   $  2,793,312    $          0   $  1,877,011   $  4,348,409
                                        ------------    ------------   ------------    ------------   ------------   ------------
         Total investment income             264,921       3,434,487      2,793,312               0      1,877,011      4,348,409
                                        ------------    ------------   ------------    ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge    (2,916,254)     (1,737,413)    (2,627,503)       (441,781)      (523,958)      (975,289)
     Distribution expense charge            (318,671)       (189,803)      (287,044)        (48,047)       (57,215)      (106,640)
                                        ------------    ------------   ------------    ------------   ------------   ------------
         Total expenses                   (3,234,925)     (1,927,216)    (2,914,547)       (489,828)      (581,173)    (1,081,929)
                                        ------------    ------------   ------------    ------------   ------------   ------------

Net investment income (loss)              (2,970,004)      1,507,271       (121,235)       (489,828)     1,295,838      3,266,480
                                        ------------    ------------   ------------    ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions:

     Proceeds from shares sold            49,593,320      28,484,694     40,459,701      29,236,276      8,611,564     19,486,106
     Cost of shares sold                 (69,551,144)    (20,954,223)   (48,103,564)    (31,693,215)   (10,823,912)   (22,804,088)
                                        ------------    ------------   ------------    ------------   ------------   ------------

Net realized gains (losses) from
  securities transactions                (19,957,824)      7,530,471     (7,643,863)     (2,456,939)    (2,212,348)    (3,317,982)
Realized gain distributions                        0               0              0               0              0              0
                                        ------------    ------------   ------------    ------------   ------------   ------------

Net realized gains (losses)              (19,957,824)      7,530,471     (7,643,863)     (2,456,939)    (2,212,348)    (3,317,982)
                                        ------------    ------------   ------------    ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:

     Beginning of period                 (99,787,892)     30,834,713    (49,094,861)     (1,423,690)   (12,962,433)   (13,621,673)
     End of period                       (70,766,750)     57,751,662    (32,357,636)     (1,443,563)    (6,603,538)    (8,560,269)
                                        ------------    ------------   ------------    ------------   ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments         29,021,142      26,916,949     16,737,225         (19,873)     6,358,895      5,061,404
                                        ------------    ------------   ------------    ------------   ------------   ------------

Increase (decrease) in net assets from
  operations                            $  6,093,314    $ 35,954,691   $  8,972,127    $ (2,966,640)  $  5,442,385   $  5,009,902
                                        ============    ============   ============    ============   ============   ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                                            Davis
                                         Aggressive     Alliance   Blue Chip      Cash       Corporate     Venture
                                           Growth       Growth       Growth     Management      Bond        Value
                                          Portfolio    Portfolio   Portfolio    Portfolio    Portfolio     Portfolio
                                          (Class 2)    (Class 2)   (Class 2)    (Class 2)    (Class 2)     (Class 2)
                                         -----------  -----------  ----------  -----------  -----------  ------------
Investment income:
     Dividends                           $         0  $   119,870  $    3,916  $   336,006  $ 2,566,081  $  1,386,206
                                         -----------  -----------  ----------  -----------  -----------  ------------
         Total investment income                   0      119,870       3,916      336,006    2,566,081     1,386,206
                                         -----------  -----------  ----------  -----------  -----------  ------------

Expenses:
     Mortality and expense risk charge      (164,742)    (887,860)   (163,824)    (728,713)    (712,776)   (2,458,176)
     Distribution expense charge             (17,428)     (93,866)    (17,274)     (76,788)     (75,165)     (260,199)
                                         -----------  -----------  ----------  -----------  -----------  ------------
         Total expenses                     (182,170)    (981,726)   (181,098)    (805,501)    (787,941)   (2,718,375)
                                         -----------  -----------  ----------  -----------  -----------  ------------

Net investment income (loss)                (182,170)    (861,856)   (177,182)    (469,495)   1,778,140    (1,332,169)
                                         -----------  -----------  ----------  -----------  -----------  ------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold             6,093,240    9,589,377   2,890,048   53,770,315    9,441,533    14,312,336
     Cost of shares sold                  (5,665,639)  (9,351,673) (2,691,473) (54,233,863)  (9,025,125)  (12,045,054)
                                         -----------  -----------  ----------  -----------  -----------  ------------

Net realized gains (losses) from
  securities transactions                    427,601      237,704     198,575     (463,548)     416,408     2,267,282
Realized gain distributions                        0            0           0            0            0             0
                                         -----------  -----------  ----------  -----------  -----------  ------------

Net realized gains (losses)                  427,601      237,704     198,575     (463,548)     416,408     2,267,282
                                         -----------  -----------  ----------  -----------  -----------  ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                     961,843    2,564,616     994,378     (779,643)   1,702,233    23,822,157
     End of period                         2,296,365    7,127,028   1,363,548     (306,105)   1,991,578    42,592,970
                                         -----------  -----------  ----------  -----------  -----------  ------------

Change in net unrealized appreciation
   (depreciation) of investments           1,334,522    4,562,412     369,170      473,538      289,345    18,770,813
                                         -----------  -----------  ----------  -----------  -----------  ------------

Increase (decrease) in net assets from
  operations                             $ 1,579,953  $ 3,938,260  $  390,563  $  (459,505) $ 2,483,893  $ 19,705,926
                                         ===========  ===========  ==========  ===========  ===========  ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                   Federated
                                         "Dogs" of     Emerging    American      Foreign      Global        Global
                                        Wall Street    Markets      Leaders       Value        Bond        Equities
                                         Portfolio    Portfolio    Portfolio    Portfolio   Portfolio      Portfolio
                                         (Class 2)    (Class 2)    (Class 2)    (Class 2)   (Class 2)      (Class 2)
                                        -----------  -----------  -----------  -----------  ----------   -------------
Investment income:
     Dividends                          $   441,353  $   100,961  $   257,412  $   549,897  $        0   $    20,562
                                        -----------  -----------  -----------  -----------  ----------   -----------
         Total investment income            441,353      100,961      257,412      549,897           0        20,562
                                        -----------  -----------  -----------  -----------  ----------   -----------

Expenses:
     Mortality and expense risk charge     (266,346)    (139,588)    (271,268)    (602,766)   (187,662)     (164,025)
     Distribution expense charge            (27,920)     (14,549)     (28,313)     (64,836)    (19,786)      (17,250)
                                        -----------  -----------  -----------  -----------  ----------   -----------
         Total expenses                    (294,266)    (154,137)    (299,581)    (667,602)   (207,448)     (181,275)
                                        -----------  -----------  -----------  -----------  ----------   -----------

Net investment income (loss)                147,087      (53,176)     (42,169)    (117,705)   (207,448)     (160,713)
                                        -----------  -----------  -----------  -----------  ----------   -----------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            2,726,685    2,570,721    3,546,326    3,270,176   3,823,009     3,456,482
     Cost of shares sold                 (2,438,269)  (2,140,250)  (3,156,185)  (2,744,458) (3,689,089)   (3,126,883)
                                        -----------  -----------  -----------  -----------  ----------   -----------

Net realized gains (losses) from
  securities transactions                   288,416      430,471      390,141      525,718     133,920       329,599
Realized gain distributions                       0            0            0    1,050,185     155,929             0
                                        -----------  -----------  -----------  -----------  ----------   -----------

Net realized gains (losses)                 288,416      430,471      390,141    1,575,903     289,849       329,599
                                        -----------  -----------  -----------  -----------  ----------   -----------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  2,058,183    1,798,852    2,088,575    4,705,098     383,626     1,249,089
     End of period                        3,048,072    3,475,252    3,272,305   11,529,382     579,663     2,089,328
                                        -----------  -----------  -----------  -----------  ----------   -----------

Change in net unrealized appreciation
  (depreciation) of investments             989,889    1,676,400    1,183,730    6,824,284     196,037       840,239
                                        -----------  -----------  -----------  -----------  ----------   -----------

Increase (decrease) in net assets from
  operations                            $ 1,425,392  $ 2,053,695  $ 1,531,702  $ 8,282,482  $  278,438   $ 1,009,125
                                        ===========  ===========  ===========  ===========  ==========   ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                         Goldman                                             International  International
                                          Sachs       Growth-       Growth       High-Yield   Diversified      Growth
                                        Research      Income     Opportunities     Bond        Equities       & Income
                                        Portfolio    Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                        (Class 2)    (Class 2)     (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                        ---------   -----------  -------------  -----------  -------------  -------------
Investment income:
     Dividends                          $       0   $   225,129  $           0  $ 3,347,845  $    812,703   $     325,186
                                        ---------   -----------  -------------  -----------  ------------   -------------
         Total investment income                0       225,129              0    3,347,845       812,703         325,186
                                        ---------   -----------  -------------  -----------  ------------   -------------

Expenses:
     Mortality and expense risk charge    (82,620)     (577,667)       (86,233)    (544,790)     (496,907)       (385,381)
     Distribution expense charge           (8,668)      (60,280)        (9,108)     (57,342)      (53,088)        (40,674)
                                        ---------   -----------  -------------  -----------  ------------   -------------
         Total expenses                   (91,288)     (637,947)       (95,341)    (602,132)     (549,995)       (426,055)
                                        ---------   -----------  -------------  -----------  ------------   -------------

Net investment income (loss)              (91,288)     (412,818)       (95,341)   2,745,713       262,708        (100,869)
                                        ---------   -----------  -------------  -----------  ------------   -------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            823,151     8,687,439      2,059,900   17,232,955     4,007,805       4,842,582
     Cost of shares sold                 (710,398)   (7,973,298)    (1,894,821) (15,886,722)   (3,520,400)     (3,847,475)
                                        ---------   -----------  -------------  -----------  ------------   -------------

Net realized gains (losses) from
  securities transactions                 112,753       714,141        165,079    1,346,233       487,405         995,107
Realized gain distributions                     0             0              0            0             0               0
                                        ---------   -----------  -------------  -----------  ------------   -------------

Net realized gains (losses)               112,753       714,141        165,079    1,346,233       487,405         995,107
                                        ---------   -----------  -------------  -----------  ------------   -------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  720,152     3,075,805        682,698    3,077,171     3,529,676       4,759,015
     End of period                      1,307,838     6,404,894        811,786    4,517,015     8,399,325       8,821,106
                                        ---------   -----------  -------------  -----------  ------------   -------------

Change in net unrealized appreciation
  (depreciation) of investments           587,686     3,329,089        129,088    1,439,844     4,869,649       4,062,091
                                        ---------   -----------  -------------  -----------  ------------   -------------

Increase (decrease) in net assets from
  operations                            $ 609,151   $ 3,630,412  $     198,826  $ 5,531,790  $  5,619,762   $   4,956,329
                                        =========   ===========  =============  ===========  ============  ==============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                          MFS
                                                     Massachusetts        MFS                       Putnam
                                          Marsico      Investors        Mid-Cap       MFS Total     Growth:         Real
                                          Growth         Trust          Growth         Return       Voyager        Estate
                                         Portfolio     Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                         (Class 2)     (Class 2)       (Class 2)      (Class 2)    (Class 2)     (Class 2)
                                        -----------  -------------   ------------   ------------  -----------   -----------
Investment income:
     Dividends                          $         0  $     182,713   $          0   $    249,227  $         0   $   682,999
                                        -----------  -------------   ------------   ------------  -----------   -----------
         Total investment income                  0        182,713              0        249,227            0       682,999
                                        -----------  -------------   ------------   ------------  -----------   -----------

Expenses:
     Mortality and expense risk charge     (582,770)      (369,883)      (708,305)    (2,008,597)    (136,666)     (361,722)
     Distribution expense charge            (61,702)       (39,025)       (74,634)      (211,821)     (14,389)      (37,813)
                                        -----------  -------------   ------------   ------------  -----------   -----------
         Total expenses                    (644,472)      (408,908)      (782,939)    (2,220,418)    (151,055)     (399,535)
                                        -----------  -------------   ------------   ------------  -----------   -----------

Net investment income (loss)               (644,472)      (226,195)      (782,939)    (1,971,191)    (151,055)      283,464
                                        -----------  -------------   ------------   ------------  -----------   -----------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            7,503,878      5,140,491     10,587,327     18,444,533    2,644,988     6,705,204
     Cost of shares sold                 (6,623,625)    (4,816,206)    (9,874,556)   (16,975,868)  (2,498,788)   (5,349,480)
                                        -----------  -------------   ------------   ------------  -----------   -----------

Net realized gains (losses) from
  securities transactions                   880,253        324,285        712,771      1,468,665      146,200     1,355,724
Realized gain distributions                       0              0              0              0            0             0
                                        -----------  -------------   ------------   ------------  -----------   -----------

Net realized gains (losses)                 880,253        324,285        712,771      1,468,665      146,200     1,355,724
                                        -----------  -------------   ------------   ------------  -----------   -----------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  5,716,903      1,964,995      2,790,394      8,806,590      652,081     4,271,728
     End of period                        9,331,632      4,391,540      8,510,234     22,199,911      933,663     9,992,033
                                        -----------  -------------   ------------   ------------  -----------   -----------

Change in net unrealized appreciation
  (depreciation) of investments           3,614,729      2,426,545      5,719,840     13,393,321      281,582     5,720,305
                                        -----------  -------------   ------------   ------------  -----------   -----------

Increase (decrease) in net assets from
  operations                            $ 3,850,510  $   2,524,635   $  5,649,672   $ 12,890,795  $   276,727   $ 7,359,493
                                        ===========  =============   ============   ============  ===========   ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                        Small & Mid    SunAmerica                  Telecom      Worldwide     Aggressive
                                         Cap Value      Balanced    Technology     Utility     High Income      Growth
                                         Portfolio     Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                                         (Class 2)     (Class 2)     (Class 2)    (Class 2)     (Class 2)      (Class 3)
                                        -----------   -----------   ----------    ----------   -----------    -----------
Investment income:
     Dividends                          $   166,783   $   293,976   $        0    $  128,712   $   423,282    $         0
                                        -----------   -----------   ----------    ----------   -----------    -----------
         Total investment income            166,783       293,976            0       128,712       423,282              0
                                        -----------   -----------   ----------    ----------   -----------    -----------

Expenses:
     Mortality and expense risk charge     (474,229)     (308,057)    (147,191)      (35,722)      (92,745)       (62,191)
     Distribution expense charge            (50,614)      (32,232)     (15,346)       (3,710)       (9,874)        (6,443)
                                        -----------   -----------   ----------    ----------   -----------    -----------
         Total expenses                    (524,843)     (340,289)    (162,537)      (39,432)     (102,619)       (68,634)
                                        -----------   -----------   ----------    ----------   -----------    -----------

Net investment income (loss)               (358,060)      (46,313)    (162,537)       89,280       320,663        (68,634)
                                        -----------   -----------   ----------    ----------   -----------    -----------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            3,482,982     5,039,322    5,208,661       585,740     1,994,463      2,335,546
     Cost of shares sold                 (2,991,888)   (4,891,809)  (5,198,947)     (591,343)   (1,900,590)    (2,193,994)
                                        -----------   -----------   ----------    ----------   -----------    -----------

Net realized gains (losses) from
  securities transactions                   491,094       147,513        9,714        (5,603)       93,873        141,552
Realized gain distributions               1,330,512             0            0             0             0              0
                                        -----------   -----------   ----------    ----------   -----------    -----------

Net realized gains (losses)               1,821,606       147,513        9,714        (5,603)       93,873        141,552
                                        -----------   -----------   ----------    ----------   -----------    -----------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  3,923,710       666,908    1,136,157       (62,554)      321,758        223,381
     End of period                        8,296,741     1,586,448      697,323       232,653       419,290        894,076
                                        -----------   -----------   ----------    ----------   -----------    -----------

Change in net unrealized appreciation
  (depreciation) of investments           4,373,031       919,540     (438,834)      295,207        97,532        670,695
                                        -----------   -----------   ----------    ----------   -----------    -----------

Increase (decrease) in net assets from
  operations                            $ 5,836,577   $ 1,020,740   $ (591,657)   $  378,884   $   512,068    $   743,613
                                        ===========   ===========   ==========    ==========   ===========    ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                                    Davis
                                          Alliance    Blue Chip        Cash        Corporate       Venture       "Dogs" of
                                          Growth       Growth       Management       Bond           Value       Wall Street
                                         Portfolio    Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                         (Class 3)    (Class 3)     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                        -----------  -----------   ------------   ------------   ------------   -----------
Investment income:
     Dividends                          $    56,906  $         0   $    600,733   $  3,377,381   $  1,224,571   $   247,771
                                        -----------  -----------   ------------   ------------   ------------   -----------
         Total investment income             56,906            0        600,733      3,377,381      1,224,571       247,771
                                        -----------  -----------   ------------   ------------   ------------   -----------

Expenses:
     Mortality and expense risk charge     (630,470)     (87,619)    (1,282,756)      (773,292)    (2,047,303)     (137,385)
     Distribution expense charge            (65,688)      (9,105)      (132,838)       (80,283)      (212,967)      (14,192)
                                        -----------  -----------   ------------   ------------   ------------   -----------
         Total expenses                    (696,158)     (96,724)    (1,415,594)      (853,575)    (2,260,270)     (151,577)
                                        -----------  -----------   ------------   ------------   ------------   -----------

Net investment income (loss)               (639,252)     (96,724)      (814,861)     2,523,806     (1,035,699)       96,194
                                        -----------  -----------   ------------   ------------   ------------   -----------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold              896,119    2,664,737     87,531,265     10,164,319      4,871,282     1,820,275
     Cost of shares sold                   (877,828)  (2,612,631)   (87,883,641)   (10,161,899)    (4,519,180)   (1,693,061)
                                        -----------  -----------   ------------   ------------   ------------   -----------

Net realized gains (losses) from
  securities transactions                    18,291       52,106       (352,376)         2,420        352,102       127,214
Realized gain distributions                       0            0              0              0              0             0
                                        -----------  -----------   ------------   ------------   ------------   -----------

Net realized gains (losses)                  18,291       52,106       (352,376)         2,420        352,102       127,214
                                        -----------  -----------   ------------   ------------   ------------   -----------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  2,215,859      335,370       (675,781)       193,502     11,066,050       646,346
     End of period                        7,143,602      649,591       (358,148)       517,312     30,400,838     1,205,001
                                        -----------  -----------   ------------   ------------   ------------   -----------

Change in net unrealized appreciation
  (depreciation) of investments           4,927,743      314,221        317,633        323,810     19,334,788       558,655
                                        -----------  -----------   ------------   ------------   ------------   -----------

Increase (decrease) in net assets from
  operations                            $ 4,306,782  $   269,603   $   (849,604)  $  2,850,036   $ 18,651,191   $   782,063
                                        ===========  ===========   ============   ============   ============   ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                              Federated                                                Goldman
                                                 Emerging     American       Foreign         Global        Global       Sachs
                                                 Markets       Leaders        Value          Bond         Equities    Research
                                                Portfolio     Portfolio     Portfolio      Portfolio      Portfolio   Portfolio
                                                (Class 3)     (Class 3)     (Class 3)      (Class 3)      (Class 3)   (Class 3)
                                               -----------   -----------   ------------   -----------    -----------  ---------
Investment income:
      Dividends                                $    64,868   $   316,716   $  1,430,880   $         0    $     6,607  $       0
                                               -----------   -----------   ------------   -----------    -----------  ---------
          Total investment income                   64,868       316,716      1,430,880             0          6,607          0
                                               -----------   -----------   ------------   -----------    -----------  ---------

Expenses:
      Mortality and expense risk charge            (86,357)     (275,569)    (1,517,453)     (171,046)       (75,280)    (7,008)
      Distribution expense charge                   (8,904)      (28,235)      (158,451)      (17,824)        (7,678)      (689)
                                               -----------   -----------   ------------   -----------    -----------  ---------
          Total expenses                           (95,261)     (303,804)    (1,675,904)     (188,870)       (82,958)    (7,697)
                                               -----------   -----------   ------------   -----------    -----------  ---------

Net investment income (loss)                       (30,393)       12,912       (245,024)     (188,870)       (76,351)    (7,697)
                                               -----------   -----------   ------------   -----------    -----------  ---------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold                  2,644,607     1,386,576      4,928,100     3,184,371      1,931,098    193,605
      Cost of shares sold                       (2,514,634)   (1,300,334)    (4,363,386)   (3,156,049)    (1,870,538)  (187,876)
                                               -----------   -----------   ------------   -----------    -----------  ---------

Net realized gains (losses) from
  securities transactions                          129,973        86,242        564,714        28,322         60,560      5,729
Realized gain distributions                              0             0      3,029,013       168,295              0          0
                                               -----------   -----------   ------------   -----------    -----------  ---------

Net realized gains (losses)                        129,973        86,242      3,593,727       196,617         60,560      5,729
                                               -----------   -----------   ------------   -----------    -----------  ---------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                          446,531       871,501      7,535,297        56,018        256,689     16,945
      End of period                              1,839,413     2,810,324     26,504,413       299,608        837,995     85,046
                                               -----------   -----------   ------------   -----------    -----------  ---------

Change in net unrealized appreciation
  (depreciation) of investments                  1,392,882     1,938,823     18,969,116       243,590        581,306     68,101
                                               -----------   -----------   ------------   -----------    -----------  ---------

Increase (decrease) in net assets from
  operations                                   $ 1,492,462   $ 2,037,977   $ 22,317,819   $   251,337    $   565,515  $  66,133
                                               ===========   ===========   ============   ===========    ===========  =========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                      International   International
                                            Growth-        Growth       High-Yield     Diversified       Growth        Marsico
                                             Income     Opportunities      Bond         Equities        & Income       Growth
                                           Portfolio      Portfolio      Portfolio      Portfolio       Portfolio     Portfolio
                                           (Class 3)      (Class 3)      (Class 3)      (Class 3)       (Class 3)     (Class 3)
                                          -----------   -------------   -----------   -------------   -------------  ----------
Investment income:
      Dividends                           $    80,547   $           0   $ 3,340,947   $   1,545,414   $    293,225   $         0
                                          -----------   -------------   -----------   -------------   ------------   -----------
          Total investment income              80,547               0     3,340,947       1,545,414        293,225             0
                                          -----------   -------------   -----------   -------------   ------------   -----------

Expenses:
      Mortality and expense risk charge      (196,986)        (44,070)     (494,740)       (926,964)      (323,947)     (247,286)
      Distribution expense charge             (20,462)         (4,478)      (50,622)        (95,941)       (33,308)      (25,874)
                                          -----------   -------------   -----------   -------------   ------------   -----------
          Total expenses                     (217,448)        (48,548)     (545,362)     (1,022,905)      (357,255)     (273,160)
                                          -----------   -------------   -----------   -------------   ------------   -----------

Net investment income (loss)                 (136,901)        (48,548)    2,795,585         522,509        (64,030)     (273,160)
                                          -----------   -------------   -----------   -------------   ------------   -----------

Net realized gains (losses) from
  securities transactions:
      Proceeds from shares sold             3,332,616         915,455    38,468,940       4,349,761      4,676,673     2,426,147
      Cost of shares sold                  (3,057,231)       (897,549)  (37,552,851)     (3,948,277)    (4,203,016)   (2,274,224)
                                          -----------   -------------   -----------   -------------   ------------   -----------

Net realized gains (losses) from
  securities transactions                     275,385          17,906       916,089         401,484        473,657       151,923
Realized gain distributions                         0               0             0               0              0             0
                                          -----------   -------------   -----------   -------------   ------------   -----------

Net realized gains (losses)                   275,385          17,906       916,089         401,484        473,657       151,923
                                          -----------   -------------   -----------   -------------   ------------   -----------

Net unrealized appreciation
  (depreciation) of investments:
      Beginning of period                   1,060,251         171,410     1,424,988       4,237,980      1,975,258     1,327,358
      End of period                         2,431,784         322,367     3,016,020      14,991,931      6,395,009     3,469,030
                                          -----------   -------------   -----------   -------------   ------------   -----------

Change in net unrealized appreciation
  (depreciation) of investments             1,371,533         150,957     1,591,032      10,753,951      4,419,751     2,141,672
                                          -----------   -------------   -----------   -------------   ------------   -----------

Increase (decrease) in net assets from
  operations                              $ 1,510,017   $     120,315   $ 5,302,706   $  11,677,944   $  4,829,378   $ 2,020,435
                                          ===========   =============   ===========   =============   ============   ===========

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                  MFS
                                             Massachusetts      MFS                          Putnam
                                               Investors      Mid-Cap       MFS Total       Growth:         Real       Small & Mid
                                                 Trust         Growth         Return        Voyager        Estate       Cap Value
                                               Portfolio     Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                               (Class 3)     (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                            --------------  ------------   ------------   ------------  -------------  ------------
Investment income:
     Dividends                               $    172,002   $          0   $    182,987   $          0   $    554,915  $    316,136
                                             ------------   ------------   ------------   ------------   ------------  ------------
         Total investment income                  172,002              0        182,987              0        554,915       316,136
                                             ------------   ------------   ------------   ------------   ------------  ------------

Expenses:
     Mortality and expense risk charge           (335,454)      (591,359)    (1,272,455)       (37,087)      (268,623)   (1,035,633)
     Distribution expense charge                  (34,801)       (61,188)      (132,157)        (3,841)       (27,808)     (107,842)
                                             ------------   ------------   ------------   ------------   ------------  ------------
         Total expenses                          (370,255)      (652,547)    (1,404,612)       (40,928)      (296,431)   (1,143,475)
                                             ------------   ------------   ------------   ------------   ------------  ------------

Net investment income (loss)                     (198,253)      (652,547)    (1,221,625)       (40,928)       258,484      (827,339)
                                             ------------   ------------   ------------   ------------   ------------  ------------

Net realized gains (losses) from securities
 transactions:
     Proceeds from shares sold                  1,449,883      7,240,549      5,626,359        887,623      6,226,754     3,620,238
     Cost of shares sold                       (1,358,498)    (6,457,265)    (5,314,537)      (814,265)    (5,766,087)   (3,315,896)
                                             ------------   ------------   ------------   ------------   ------------  ------------

Net realized gains (losses) from securities
 transactions                                      91,385        783,284        311,822         73,358        460,667       304,342
Realized gain distributions                             0              0              0              0              0     3,397,662
                                             ------------   ------------   ------------   ------------   ------------  ------------

Net realized gains (losses)                        91,385        783,284        311,822         73,358        460,667     3,702,004
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net unrealized appreciation (depreciation)
  of investments:
     Beginning of period                        1,519,948      3,174,502      3,027,610        228,215      1,115,168     5,011,093
                                             ------------   ------------   ------------   ------------   ------------  ------------
     End of period                              4,507,904      8,107,553     13,464,563        317,497      6,266,083    16,009,912
                                             ------------   ------------   ------------   ------------   ------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments               2,987,956      4,933,051     10,436,953         89,282      5,150,915    10,998,819
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets from
  operations                                 $  2,881,088   $  5,063,788   $  9,527,150   $    121,712   $  5,870,066  $ 13,873,484
                                             ============   ============   ============   ============   ============  ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                              SunAmerica                    Telecom       Worldwide                    Emerging
                                               Balanced    Technology       Utility      High Income     Comstock        Growth
                                               Portfolio    Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                               (Class 3)    (Class 3)      (Class 3)      (Class 3)      (Class II)    (Class II)
                                             ------------  ------------   ------------   ------------   ------------   ------------
Investment income:
     Dividends                               $    141,016  $          0   $      3,136   $     59,537   $  1,363,400   $          0
                                             ------------  ------------   ------------   ------------   ------------   ------------
         Total investment income                  141,016             0          3,136         59,537      1,363,400              0
                                             ------------  ------------   ------------   ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge           (134,948)      (94,942)          (932)       (12,440)    (2,833,152)      (374,739)
     Distribution expense charge                  (13,932)       (9,905)           (93)        (1,224)      (301,274)       (39,707)
                                             ------------  ------------   ------------   ------------   ------------   ------------
         Total expenses                          (148,880)     (104,847)        (1,025)       (13,664)    (3,134,426)      (414,446)
                                             ------------  ------------   ------------   ------------   ------------   ------------

Net investment income (loss)                       (7,864)     (104,847)         2,111         45,873     (1,771,026)      (414,446)
                                             ------------  ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                  1,700,066     3,712,209         22,409      1,606,097     12,695,217      5,451,520
     Cost of shares sold                       (1,652,798)   (3,720,938)       (21,725)    (1,635,771)   (10,907,696)    (5,177,898)
                                             ------------  ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from securities
    transactions                                   47,268        (8,729)           684        (29,674)     1,787,521        273,622
Realized gain distributions                             0             0              0              0              0              0
                                             ------------  ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)                        47,268        (8,729)           684        (29,674)     1,787,521        273,622
                                             ------------  ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation (depreciation)
of investments:
     Beginning of period                          284,677       539,826          1,977          2,758     20,406,003      1,737,447
     End of period                                800,342       517,112          8,829         17,781     52,631,075      3,235,580
                                             ------------  ------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments                 515,665       (22,714)         6,852         15,023     32,225,072      1,498,133
                                             ------------  ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets from
   operations                                $    555,069  $   (136,290)  $      9,647   $     31,222   $ 32,241,567   $  1,357,309
                                             ============  ============   ============   ============   ============   ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                         Growth and                   Conservative   Conservative
                                           Income        Balanced       Balanced         Growth    Equity Income   Flexible Income
                                         Portfolio       Portfolio      Portfolio      Portfolio       Fund          Portfolio
                                         (Class II)      (Class 1)      (Class 1)      (Class 1)     (Class 1)       (Class 1)
                                        ------------   ------------   ------------   ------------  -------------   ---------------
Investment income:
     Dividends                          $  1,259,739   $  2,489,742   $    262,084   $    919,308  $     333,027   $     1,088,492
                                        ------------   ------------   ------------   ------------  -------------   ---------------
         Total investment income           1,259,739      2,489,742        262,084        919,308        333,027         1,088,492
                                        ------------   ------------   ------------   ------------  -------------   ---------------
Expenses:
     Mortality and expense risk charge    (2,830,524)    (1,833,801)      (173,646)      (919,679)      (249,281)         (436,753)
     Distribution expense charge            (301,021)      (200,594)       (19,456)      (100,473)       (27,826)          (48,467)
                                        ------------   ------------   ------------   ------------  -------------   ---------------
         Total expenses                   (3,131,545)    (2,034,395)      (193,102)    (1,020,152)      (277,107)         (485,220)
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Net investment income (loss)              (1,871,806)       455,347         68,982       (100,844)        55,920           603,272
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold             9,207,810     10,474,840      2,516,623      7,683,686      1,923,786         5,598,710
     Cost of shares sold                  (8,076,462)    (9,378,910)    (2,301,102)    (6,710,362)    (1,598,133)       (5,247,445)
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Net realized gains (losses) from
     securities transactions               1,131,348      1,095,930        215,521        973,324        325,653           351,265
Realized gain distributions                        0              0              0              0              0                 0
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Net realized gains (losses)                1,131,348      1,095,930        215,521        973,324        325,653           351,265
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  20,535,196     13,081,833      1,063,629      8,243,543      2,587,059         2,301,249
     End of period                        48,729,934     22,834,537      1,667,584     13,934,647      5,317,908         2,943,369
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Change in net unrealized appreciation
    (depreciation) of investments         28,194,738      9,752,704        603,955      5,691,104      2,730,849           642,120
                                        ------------   ------------   ------------   ------------  -------------   ---------------

Increase (decrease) in net assets
    from operations                     $ 27,454,280   $ 11,303,981   $    888,458   $  6,563,584  $   3,112,422   $     1,596,657
                                        ============   ============   ============   ============  =============   ===============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                                          International       Mid Cap      Money
                                               Growth     Growth & Income     Income        Growth            Stock       Market
                                                Fund          Fund             Fund          Fund             Fund         Fund
                                             (Class 1)      (Class 1)        (Class 1)     (Class 1)        (Class 1)    (Class 1)
                                             ----------   ---------------  ------------  -------------    ------------  -----------
Investment income:
      Dividends                              $        0   $        85,989  $    561,241  $       4,285    $     70,112  $    33,965
                                             ----------   ---------------  ------------  -------------    ------------  -----------
           Total investment income                    0            85,989       561,241          4,285          70,112       33,965
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Expenses:
      Mortality and expense risk charge         (22,462)         (111,124)     (131,446)        (4,846)        (56,494)     (51,792)
      Distribution expense charge                (2,506)          (12,181)      (14,806)          (555)         (6,334)      (5,936)
                                             ----------   ---------------  ------------  -------------    ------------  -----------
          Total expenses                        (24,968)         (123,305)     (146,252)        (5,401)        (62,828)     (57,728)
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Net investment income (loss)                    (24,968)          (37,316)      414,989         (1,116)          7,284      (23,763)
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Net realized gains (losses) from
securities transactions:
      Proceeds from shares sold                 174,800           732,303     2,861,042         43,524         306,368    3,419,494
      Cost of shares sold                      (157,719)         (645,807)   (2,796,912)       (38,693)       (268,853)  (3,419,494)
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Net realized gains (losses) from
  securities transactions                        17,081            86,496        64,130          4,831          37,515            0
Realized gain distributions                           0                 0             0              0          11,483            0
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Net realized gains (losses)                      17,081            86,496        64,130          4,831          48,998            0
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Net unrealized appreciation
(depreciation) of investments:
      Beginning of period                       140,258           898,821       349,171         30,799         502,023            0
      End of period                             257,313         1,459,725       239,840         75,517       1,002,499            0
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Change in net unrealized appreciation
    (depreciation) of investments               117,055           560,904      (109,331)        44,718         500,476            0
                                             ----------   ---------------  ------------  -------------    ------------  -----------

Increase (decrease) in net assets
  from operations                            $  109,168   $       610,084  $    369,788  $      48,433    $    556,758  $   (23,763)
                                             ==========   ===============  ============  =============    ============  ===========

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                        Short Term        Small        Strategic           U.S.         West Coast
                                            REIT         Income         Cap Growth      Growth          Government       Equity
                                            Fund          Fund             Fund        Portfolio      Securities Fund     Fund
                                          (Class 1)     (Class 1)       (Class 1)      (Class 1)         (Class 1)      (Class 1)
                                         -----------   ------------    ------------   ------------    ---------------  ------------
Investment income:
    Dividends                            $     4,796   $    166,898    $          0   $    110,013    $       642,435  $     32,597
                                         -----------   ------------    ------------   ------------    ---------------  ------------
        Total investment income                4,796        166,898               0        110,013            642,435        32,597
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Expenses:
    Mortality and expense risk charge         (4,191)       (57,200)        (27,068)      (226,070)          (221,785)     (165,765)
    Distribution expense charge                 (493)        (6,409)         (2,967)       (24,868)           (25,116)      (18,628)
                                         -----------   ------------    ------------   ------------    ---------------  ------------
        Total expenses                        (4,684)       (63,609)        (30,035)      (250,938)          (246,901)     (184,393)
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Net investment income (loss)                     112        103,289         (30,035)      (140,925)           395,534      (151,796)
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Net realized gains (losses) from
securities transactions:
    Proceeds from shares sold                113,085      1,657,713         276,354      2,318,424          7,142,507     1,122,249
    Cost of shares sold                     (107,197)    (1,673,185)       (256,974)    (2,036,850)        (7,226,071)     (937,590)
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Net realized gains (losses) from
  securities transactions                      5,888        (15,472)         19,380        281,574            (83,564)      184,659
Realized gain distributions                    1,609              0               0              0                  0             0
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Net realized gains (losses)                    7,497        (15,472)         19,380        281,574            (83,564)      184,659
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Net unrealized appreciation
(depreciation) of investments:
    Beginning of period                           63         12,432         326,099      1,949,228           (191,194)    2,183,204
    End of period                            102,043        (56,651)        386,541      3,626,553           (158,227)    3,600,274
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments            101,980        (69,083)         60,442      1,677,325             32,967     1,417,070
                                         -----------   ------------    ------------   ------------    ---------------  ------------

Increase (decrease) in net assets
  from operations                        $   109,589   $     18,734    $     49,787   $  1,817,974    $       344,937  $  1,449,933
                                         ===========   ============    ============   ============    ===============  ============

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                        Conservative    Conservative
                                          Balanced        Balanced         Growth     Equity Income    Flexible Income    Growth
                                          Portfolio       Portfolio       Portfolio       Fund            Portfolio        Fund
                                          (Class 2)       (Class 2)       (Class 2)     (Class 2)         (Class 2)       (Class 2)
                                         ------------   ------------    ------------  -------------    ---------------    ---------
Investment income:
   Dividends                             $  1,811,810   $    217,606    $    520,190  $     219,823    $   1,548,094      $       0
                                         ------------   ------------    ------------  -------------    -------------      ---------
      Total investment income               1,811,810        217,606         520,190        219,823        1,548,094              0
                                         ------------   ------------    ------------  -------------    -------------      ---------
Expenses:
   Mortality and expense risk charge       (1,519,360)      (162,036)       (597,872)      (200,609)        (685,916)       (18,815)
   Distribution expense charge               (155,815)       (16,726)        (60,566)       (20,354)         (71,798)        (1,905)
                                         ------------   ------------    ------------  -------------    -------------      ---------
        Total expenses                     (1,675,175)      (178,762)       (658,438)      (220,963)        (757,714)       (20,720)
                                         ------------   ------------    ------------  -------------    -------------      ---------
Net investment income (loss)                  136,635         38,844        (138,248)        (1,140)         790,380        (20,720)
                                         ------------   ------------    ------------  -------------    -------------      ---------
Net realized gains (losses) from
securities transactions:
   Proceeds from shares sold                5,026,526      1,390,020       3,742,698      1,329,801        2,945,700        567,678
   Cost of shares sold                     (4,583,700)    (1,323,243)     (3,381,310)    (1,170,342)      (2,825,647)      (526,434)
                                         ------------   ------------    ------------  -------------    -------------      ---------
Net realized gains (losses) from
   securities transactions                    442,826         66,777         361,388        159,459          120,053         41,244
Realized gain distributions                         0              0               0              0                0              0
                                         ------------   ------------    ------------  -------------    -------------      ---------
Net realized gains (losses)                   442,826         66,777         361,388        159,459          120,053         41,244
                                         ------------   ------------    ------------  -------------    -------------      ---------
Net unrealized appreciation
(depreciation) of investments:
   Beginning of period                      7,976,396        530,418       3,487,058      1,360,440        2,152,950        109,981
   End of period                           16,375,779      1,212,707       7,437,377      3,518,830        3,599,266        165,351
                                         ------------   ------------    ------------  -------------    -------------      ---------
Change in net unrealized appreciation
   (depreciation) of investments            8,399,383        682,289       3,950,319      2,158,390        1,446,316         55,370
                                         ------------   ------------    ------------  -------------    -------------      ---------
Increase (decrease) in net assets
  from operations                        $  8,978,844   $    787,910    $  4,173,459  $   2,316,709    $   2,356,749      $  75,894
                                         ============   ============    ============  =============    =============      =========

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                            International   Mid Cap        Money
                                             Growth & Income    Income         Growth        Stock         Market         REIT
                                                  Fund           Fund           Fund         Fund           Fund          Fund
                                               (Class 2)       (Class 2)      (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                               ---------       ---------      ---------    ---------     ---------     ---------
Investment income:
     Dividends                                $     28,088    $  1,303,005  $      2,202  $      4,032  $     24,634  $        893
                                              ------------    ------------  ------------  ------------  ------------  ------------
       Total investment income                      28,088       1,303,005         2,202         4,032        24,634           893
                                              ------------    ------------  ------------  ------------  ------------  ------------

Expenses:
     Mortality and expense risk charge             (45,575)       (323,503)       (2,909)      (30,487)      (53,742)       (1,153)
     Distribution expense charge                    (4,566)        (33,692)         (295)       (3,063)       (5,549)         (117)
                                              ------------    ------------  ------------  ------------  ------------  ------------
       Total expenses                              (50,141)       (357,195)       (3,204)      (33,550)      (59,291)       (1,270)
                                              ------------    ------------  ------------  ------------  ------------  ------------

Net investment income (loss)                       (22,053)        945,810        (1,002)      (29,518)      (34,657)         (377)
                                              ------------    ------------  ------------  ------------  ------------  ------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                     535,936       5,493,169        13,835       236,606     3,857,687        59,741
     Cost of shares sold                          (484,870)     (5,453,164)      (12,475)     (213,525)   (3,857,687)      (53,288)
                                              ------------    ------------  ------------  ------------  ------------  ------------

Net realized gains (losses) from securities
   transactions                                     51,066          40,005         1,360        23,081             0         6,453
Realized gain distributions                              0               0             0        33,601             0           410
                                              ------------    ------------  ------------  ------------  ------------  ------------
Net realized gains (losses)                         51,066          40,005         1,360        56,682             0         6,863
                                              ------------    ------------  ------------  ------------  ------------  ------------

Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                           281,111         596,783        23,946       208,382             0            42
     End of period                                 462,539         395,384        47,484       437,667             0        21,983
                                              ------------    ------------  ------------  ------------  ------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments                  181,428        (201,399)       23,538       229,285             0        21,941
                                              ------------    ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                 $    210,441    $    784,416  $     23,896  $    256,449  $    (34,657) $     28,427
                                              ============    ============  ============  ============  ============  ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                                                                         Nations
                                                Short Term      Small        Strategic        U.S.        West Coast      Asset
                                                  Income      Cap Growth      Growth      Government       Equity       Allocation
                                                   Fund         Fund        Portfolio    Securities Fund    Fund        Portfolio
                                                 (Class 2)    (Class 2)      (Class 2)     (Class 2)      (Class 2)     (Class B)
                                               ------------  ------------  ------------  ------------    ------------  ------------
Investment income:
     Dividends                                 $    292,425  $          0  $     62,905  $    516,639    $      9,738  $     19,928
                                               ------------  ------------  ------------  ------------    ------------  ------------
       Total investment income                      292,425             0        62,905       516,639           9,738        19,928
                                               ------------  ------------  ------------  ------------    ------------  ------------

Expenses:
     Mortality and expense risk charge             (105,618)      (17,157)     (155,964)     (206,071)        (99,578)      (19,351)
     Distribution expense charge                    (11,003)       (1,746)      (16,347)      (21,366)        (10,176)       (2,083)
                                               ------------  ------------  ------------  ------------    ------------  ------------
       Total expenses                              (116,621)      (18,903)     (172,311)     (227,437)       (109,754)      (21,434)
                                               ------------  ------------  ------------  ------------    ------------  ------------

Net investment income (loss)                        175,804       (18,903)     (109,406)      289,202        (100,016)       (1,506)
                                               ------------  ------------  ------------  ------------    ------------  ------------

Net realized gains (losses) from securities
   transactions:
     Proceeds from shares sold                    2,604,251       604,114     1,584,919     5,444,014       1,085,458       221,375
     Cost of shares sold                         (2,637,270)     (582,290)   (1,449,726)   (5,522,689)       (963,199)     (202,991)
                                               ------------  ------------  ------------  ------------    ------------  ------------

Net realized gains (losses) from securities
   transactions                                     (33,019)       21,824       135,193       (78,675)        122,259        18,384
Realized gain distributions                               0             0             0             0               0             0
                                               ------------  ------------  ------------  ------------    ------------  ------------
Net realized gains (losses)                         (33,019)       21,824       135,193       (78,675)        122,259        18,384
                                               ------------  ------------  ------------  ------------    ------------  ------------

Net unrealized appreciation (depreciation) of
   investments:
     Beginning of period                             23,821       137,641       891,184      (185,432)        883,685        96,002
     End of period                                 (117,419)      128,524     2,202,982      (143,197)      1,601,400       168,438
                                               ------------  ------------  ------------  ------------    ------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments                  (141,240)       (9,117)    1,311,798        42,235         717,715        72,436
                                               ------------  ------------  ------------  ------------    ------------  ------------
Increase (decrease) in net assets from
   operations                                  $      1,545  $     (6,196) $  1,337,585  $    252,762    $    739,958  $     89,314
                                               ============  ============  ============  ============    ============  ============

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                                         Nations
                                              Nations        Nations       Nations       Marsico          Nations        Nations
                                              Capital      High Yield   International    Focused          Marsico        Marsico
                                              Growth          Bond          Value       Equities          Growth       21st Century
                                             Portfolio      Portfolio     Portfolio     Portfolio        Portfolio      Portfolio
                                             (Class B)     (Class B)      (Class B)     (Class B)        (Class B)      (Class B)
                                             ---------    -----------   -------------  -----------       ----------    ------------
Investment income:
   Dividends                                $        0    $ 1,603,611   $     115,331  $         0       $        0    $          0
                                            ----------    -----------   -------------  -----------       ----------    ------------
      Total investment income                        0      1,603,611         115,331            0                0               0
                                            ----------    -----------   -------------  -----------       ----------    ------------
Expenses:
   Mortality and expense risk charge              (785)      (318,892)       (113,630)    (486,222)         (69,538)        (15,363)
   Distribution expense charge                     (84)       (32,457)        (11,171)     (49,333)          (7,417)         (1,621)
                                            ----------    -----------   -------------  -----------       ----------    ------------
      Total expenses                              (869)      (351,349)       (124,801)    (535,555)         (76,955)        (16,984)
                                            ----------    -----------   -------------  -----------       ----------    ------------
Net investment income (loss)                      (869)     1,252,262          (9,470)    (535,555)         (76,955)        (16,984)
                                            ----------    -----------   -------------  -----------       ----------    ------------
Net realized gains (losses) from
securities transactions:
   Proceeds from shares sold                 1,013,151      4,343,427       1,212,429    3,411,321          565,197         250,239
   Cost of shares sold                        (944,785)    (3,968,563)       (916,467)  (3,004,978)        (515,430)       (196,831)
                                            ----------    -----------   -------------  -----------       ----------    ------------
Net realized gains (losses) from
  securities transactions                       68,366        374,864         295,962      406,343               49          53,408
Realized gain distributions                          0        825,046         594,707            0                0               0
                                            ----------    -----------   -------------  -----------       ----------    ------------
Net realized gains (losses)                     68,366      1,199,910         890,669      406,343           49,767          53,408
                                            ----------    -----------   -------------  -----------       ----------    ------------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                          46,659      1,228,851       1,518,940    3,235,729          362,938         172,605
   End of period                                     0        951,829       2,016,082    7,567,051          991,416         363,221
                                            ----------    -----------   -------------  -----------       ----------    ------------
Change in net unrealized appreciation
   (depreciation) of investments               (46,659)      (277,022)        497,142    4,331,322          628,478         190,616
                                            ----------    -----------   -------------  -----------       ----------    ------------
Increase (decrease) in net
   assets from operations                   $   20,838    $ 2,175,150   $   1,378,341  $ 4,202,110       $  601,290    $    227,040
                                            ==========    ===========   =============  ===========       ==========    ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                      Nations
                                                      Marsico      Nations    Nations
                                                   International   MidCap      Small       Nations       Asset        Global
                                                   Opportunities   Growth     Company       Value      Allocation     Growth
                                                     Portfolio    Portfolio  Portfolio    Portfolio       Fund         Fund
                                                     (Class B)    (Class B)  (Class B)    (Class B)    (Class 2)     (Class 2)
                                                   -------------  ---------  ---------    ---------   -----------  ------------
Investment income:
     Dividends                                       $  15,513    $       0  $       0    $  70,273   $ 1,935,257  $    565,398
                                                     ---------    ---------  ---------    ---------   -----------  ------------
         Total investment income
                                                        15,513            0          0       70,273     1,935,257       565,398
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Expenses:
     Mortality and expense risk charge                 (52,963)     (27,999)   (50,089)     (69,822)   (1,171,248)   (1,769,688)
     Distribution expense charge                        (5,700)      (2,941)    (5,288)      (7,440)     (127,204)     (188,454)
                                                     ---------    ---------  ---------    ---------   -----------  ------------
         Total expenses                                (58,663)     (30,940)   (55,377)     (77,262)   (1,298,452)   (1,958,142)
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Net investment income (loss)                           (43,150)     (30,940)   (55,377)      (6,989)      636,805    (1,392,744)
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Net realized gains (losses) from securities
transactions:
     Proceeds from shares sold                         504,660      607,028    659,121      593,002     1,241,019     6,310,854
     Cost of shares sold                              (429,359)    (565,298)  (569,133)    (529,491)   (1,130,771)   (5,902,980)
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Net realized gains (losses) from securities             75,301       41,730     89,988       63,511       110,248       407,874
 transactions
Realized gain distributions                              8,090            0          0            0             0             0
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Net realized gains (losses)                             83,391       41,730     89,988       63,511       110,248       407,874
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Net unrealized appreciation (depreciation)
 of investments:
     Beginning of period                               357,221      148,526    508,048      368,574     6,467,101     8,372,851
     End of period                                     917,079      348,995    766,286      921,386    11,945,135    26,668,934
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Change in net unrealized appreciation
    (depreciation) of investments                      559,858      200,469    258,238      552,812     5,478,034    18,296,083
                                                     ---------    ---------  ---------    ---------   -----------  ------------

Increase (decrease) in net assets from operations    $ 600,099    $ 211,259  $ 292,849    $ 609,334   $ 6,225,087  $ 17,311,213
                                                     =========    =========  =========    =========   ===========  ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                           Growth           Asset          Cash                          Growth-
                                             Growth        Income        Allocation     Management       Growth          Income
                                              Fund          Fund            Fund           Fund           Fund            Fund
                                            (Class 2)     (Class 2)       (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                          -------------  -------------  -------------  -------------  --------------  --------------
Investment income:
        Dividends                         $    617,880   $  3,677,996   $  3,617,739   $    265,611   $   2,919,164   $  11,759,190
                                          ------------   ------------   ------------   ------------   -------------   -------------
            Total investment income            617,880      3,677,996      3,617,739        265,611       2,919,164      11,759,190
                                          ------------   ------------   ------------   ------------   -------------   -------------

Expenses:
        Mortality and expense risk charge   (4,029,305)    (4,735,934)      (939,501)      (261,019)     (5,976,978)     (6,383,098)
        Distribution expense charge           (429,563)      (504,605)      (122,166)       (34,033)       (777,134)       (829,979)
                                          ------------   ------------   ------------   ------------   -------------   -------------
            Total expenses                  (4,458,868)    (5,240,539)    (1,061,667)      (295,052)     (6,754,112)     (7,213,077)
                                          ------------   ------------   ------------   ------------   -------------   -------------

Net investment income (loss)                (3,840,988)    (1,562,543)     2,556,072        (29,441)     (3,834,948)      4,546,113
                                          ------------   ------------   ------------   ------------   -------------   -------------

Net realized gains (losses) from
  securities transactions:
        Proceeds from shares sold           13,624,452     14,049,458     13,427,636     21,413,771     102,369,042     104,178,752
        Cost of shares sold                (12,680,784)   (12,805,066)   (15,238,393)   (22,134,824)   (130,965,868)   (121,926,170)
                                          ------------   ------------   ------------   ------------   -------------   -------------

Net realized gains (losses) from
   securities transactions                     943,668      1,244,392     (1,810,757)      (721,053)    (28,596,826)    (17,747,418)
Realized gain distributions                          0              0              0              0               0               0
                                          ------------   ------------   ------------   ------------   -------------   -------------

Net realized gains (losses)                    943,668      1,244,392     (1,810,757)      (721,053)    (28,596,826)    (17,747,418)
                                          ------------   ------------   ------------   ------------   -------------   -------------

Net unrealized appreciation
   (depreciation) of investments:
        Beginning of period                 20,653,521     27,930,714    (11,930,551)      (831,179)   (167,157,131)   (116,993,696)
        End of period                       57,696,099     60,330,710     (7,186,564)      (193,739)    (89,797,342)    (60,588,017)
                                          ------------   ------------   ------------   ------------   -------------   -------------

Change in net unrealized appreciation
    (depreciation) of investments           37,042,578     32,399,996      4,743,987        637,440      77,359,789      56,405,679
                                          ------------   ------------   ------------   ------------   -------------   -------------

Increase (decrease) in net assets from
   operations                             $ 34,145,258   $ 32,081,845   $  5,489,302   $   (113,054)  $  44,928,015   $  43,204,374
                                          ============   ============   ============   ============   =============   =============


                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                                            U.S.
                                                                                         Government/
                                                            High-Income                    AAA-Rated      Growth        Mid Cap
                                                               Bond       International   Securities    and Income       Value
                                                               Fund           Fund           Fund       Portfolio      Portfolio
                                                            (Class 3)      (Class 3)      (Class 3)     (Class VC)     (Class VC)
                                                            ------------- -------------  ------------- -------------  ------------
Investment income:
        Dividends                                           $  6,204,421  $  2,621,724   $  4,908,812  $  1,199,174   $    247,589
                                                            ------------  ------------   ------------  ------------   ------------
            Total investment income                            6,204,421     2,621,724      4,908,812     1,199,174        247,589
                                                            ------------  ------------   ------------  ------------   ------------

Expenses:
        Mortality and expense risk charge                       (542,981)   (1,258,396)      (556,728)   (1,562,358)      (844,549)
        Distribution expense charge                              (70,667)     (163,623)       (72,441)     (167,296)       (91,756)
                                                            ------------  ------------   ------------  ------------   ------------
            Total expenses                                      (613,648)   (1,422,019)      (629,169)   (1,729,654)      (936,305)
                                                            ------------  ------------   ------------  ------------   ------------

Net investment income (loss)                                   5,590,773     1,199,705      4,279,643      (530,480)      (688,716)
                                                            ------------  ------------   ------------  ------------   ------------

Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                             13,873,350    21,071,892     15,573,093     4,538,317      4,111,126
        Cost of shares sold                                  (16,786,878)  (26,674,660)   (16,933,446)   (4,149,165)    (3,544,953)
                                                            ------------  ------------   ------------  ------------   ------------

Net realized gains (losses) from securities transactions      (2,913,528)   (5,602,768)    (1,360,353)      389,152        566,173
Realized gain distributions                                            0             0              0     1,218,976      1,261,256
                                                            ------------  ------------   ------------  ------------   ------------

Net realized gains (losses)                                   (2,913,528)   (5,602,768)    (1,360,353)    1,608,128      1,827,429
                                                            ------------  ------------   ------------  ------------   ------------

Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                   (7,868,850)  (35,855,629)    (2,056,033)   11,639,861      5,269,202
        End of period                                         (7,122,558)  (15,016,209)    (4,070,944)   24,419,044     17,973,399
                                                            ------------  ------------   ------------  ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments                                746,292    20,839,420     (2,014,911)   12,779,183     12,704,197
                                                            ------------  ------------   ------------  ------------   ------------

Increase (decrease) in net assets from operations           $  3,423,537  $ 16,436,357   $    904,379  $ 13,856,831   $ 13,842,910
                                                            ============  ============   ============  ============   ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)

                                                                            Government
                                                   Asset       Capital          and                         Natural        Asset
                                                Allocation  Appreciation   Quality Bond       Growth       Resources     Allocation
                                                Portfolio     Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                                (Class 1)     (Class 1)      (Class 1)      (Class 1)       (Class 1)    (Class 2)
                                              ------------- -------------- -------------- -------------- -------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $  4,463,121  $ (13,158,421) $  12,347,807  $  (3,521,847) $    (721,712) $   186,903
        Net realized gains (losses) from
            securities transactions              2,076,562    (35,711,560)     2,982,831    (10,413,082)     7,924,231      334,743
        Change in net unrealized appreciation
            (depreciation) of investments       25,438,103    107,715,984     (8,052,413)    45,720,068     13,199,367      826,916
                                              ------------  -------------  -------------  -------------  -------------  -----------
            Increase (decrease) in net assets
                from operations                 31,977,786     58,846,003      7,278,225     31,785,139     20,401,886    1,348,562
                                              ------------  -------------  -------------  -------------  -------------  -----------

From capital transactions:
        Net proceeds from units sold             2,278,217      7,697,506      3,785,436      3,084,704        739,250    3,474,194
        Cost of units redeemed                 (60,841,177)  (103,372,146)   (61,020,051)   (43,752,696)   (13,304,545)    (754,746)
        Annuity benefit payments                  (651,903)      (703,286)      (581,972)      (273,279)       (73,070)           0
        Net transfers                            3,330,804    (22,760,660)   (50,290,554)     5,747,679     15,664,485    1,601,048
        Contract maintenance charge               (157,140)      (387,184)      (137,166)      (150,013)       (34,195)      (2,709)
                                              ------------  -------------  -------------  -------------  -------------  -----------
            Increase (decrease) in net assets
                from capital transactions      (56,041,199)  (119,525,770)  (108,244,307)   (35,343,605)     2,991,925    4,317,787
                                              ------------  -------------  -------------  -------------  -------------  -----------

Increase (decrease) in net assets              (24,063,413)   (60,679,767)  (100,966,082)    (3,558,466)    23,393,811    5,666,349
Net assets at beginning of period              406,341,547    911,917,258    469,029,141    378,795,802     90,042,277   12,717,893
                                              ------------  -------------  -------------  -------------  -------------  -----------
Net assets at end of period                   $382,278,134  $ 851,237,491  $ 368,063,059  $ 375,237,336  $ 113,436,088  $18,384,242
                                              ============  =============  =============  =============  =============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                              Government
                                                 Capital         and                        Natural        Asset        Capital
                                              Appreciation   Quality Bond       Growth     Resources     Allocation   Appreciation
                                                Portfolio     Portfolio       Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 2)     (Class 2)       (Class 2)    (Class 2)      (Class 3)    (Class 3)
                                              -------------  -------------  ------------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $  (1,747,873) $   3,951,539  $   (745,299) $   (137,404) $     90,937  $  (1,738,962)
        Net realized gains (losses) from
            securities transactions               1,376,928       (160,717)      826,915     1,568,490        64,528         63,559
        Change in net unrealized appreciation
            (depreciation) of investments         8,454,793     (1,672,854)    6,258,815     2,386,664       562,614     12,066,776
                                              -------------  -------------  ------------  ------------  ------------  -------------
            Increase (decrease) in net assets
                from operations                   8,083,848      2,117,968     6,340,431     3,817,750       718,079     10,391,373
                                              -------------  -------------  ------------  ------------  ------------  -------------

From capital transactions:
        Net proceeds from units sold             14,236,992     15,826,271    11,886,629     2,469,881     6,324,111     75,714,576
        Cost of units redeemed                   (6,117,166)    (9,185,340)   (3,361,162)     (698,160)     (445,707)    (4,409,929)
        Annuity benefit payments                          0              0             0             0             0              0
        Net transfers                             6,558,679     (7,152,943)    3,400,082     3,175,897     2,434,624     28,635,428
        Contract maintenance charge                 (20,680)       (21,067)      (11,150)       (2,617)         (488)       (14,195)
                                              -------------  -------------  ------------  ------------  ------------  -------------
            Increase (decrease) in net assets
                from capital transactions        14,657,825       (533,079)   11,914,399     4,945,001     8,312,540     99,925,880
                                              -------------  -------------  ------------  ------------  ------------  -------------

Increase (decrease) in net assets                22,741,673      1,584,889    18,254,830     8,762,751     9,030,619    110,317,253
Net assets at beginning of period               100,495,406    127,810,283    58,824,652    12,549,472     2,872,884     58,331,792
                                              -------------  -------------  ------------  ------------  ------------  -------------
Net assets at end of period                   $ 123,237,079  $ 129,395,172  $ 77,079,482  $ 21,312,223  $ 11,903,503  $ 168,649,045
                                              =============  =============  ============  ============  ============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                               Government
                                                  and                         Natural     Aggressive      Alliance      Blue Chip
                                              Quality Bond     Growth        Resources      Growth         Growth         Growth
                                                Portfolio     Portfolio      Portfolio    Portfolio       Portfolio     Portfolio
                                                (Class 3)     (Class 3)      (Class 3)    (Class 1)       (Class 1)     (Class 1)
                                              -------------- ------------- ------------- -------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $   5,710,769  $   (768,066) $   (112,339) $  (2,049,734) $  (9,653,255) $   (360,883)
        Net realized gains (losses) from
            securities transactions                (193,166)      101,904       869,947    (30,926,545)  (105,012,829)     (585,682)
        Change in net unrealized appreciation
            (depreciation) of investments        (2,900,653)    8,169,112     2,356,153     51,512,529    156,847,950     1,808,926
                                              -------------  ------------  ------------  -------------  -------------  ------------
            Increase (decrease) in net assets
                from operations                   2,616,950     7,502,950     3,113,761     18,536,250     42,181,866       862,361
                                              -------------  ------------  ------------  -------------  -------------  ------------

From capital transactions:
        Net proceeds from units sold             85,222,522    43,671,225     9,098,228      1,250,316      5,961,355       354,362
        Cost of units redeemed                   (9,307,177)   (2,967,110)     (573,899)   (16,728,266)  (103,776,258)   (3,766,853)
        Annuity benefit payments                          0             0             0        (71,255)      (770,221)       (2,679)
        Net transfers                            23,649,437    15,756,809     3,569,103     (9,465,520)   (84,249,256)      707,144
        Contract maintenance charge                 (22,881)       (8,530)       (1,416)       (84,375)      (480,860)      (11,952)
                                              -------------  ------------  ------------  -------------  -------------  ------------
            Increase (decrease) in net assets
                from capital transactions        99,541,901    56,452,394    12,092,016    (25,099,100)  (183,315,240)   (2,719,978)
                                              -------------  ------------  ------------  -------------  -------------  ------------

Increase (decrease) in net assets               102,158,851    63,955,344    15,205,777     (6,562,850)  (141,133,374)   (1,857,617)
Net assets at beginning of period               112,179,625    35,799,120     5,978,089    150,483,074    890,904,857    26,875,421
                                              -------------  ------------  ------------  -------------  -------------  ------------
Net assets at end of period                   $ 214,338,476  $ 99,754,464  $ 21,183,866  $ 143,920,224  $ 749,771,483  $ 25,017,804
                                              =============  ============  ============  =============  =============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                               Davis                                    Federated
                                                  Cash        Corporate       Venture       "Dogs" of      Emerging      American
                                               Management       Bond           Value       Wall Street      Markets      Leaders
                                                Portfolio     Portfolio      Portfolio      Portfolio      Portfolio    Portfolio
                                                (Class 1)     (Class 1)      (Class 1)      (Class 1)      (Class 1)    (Class 1)
                                              -------------- ------------- --------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $  (1,405,774) $  6,813,626  $  (11,068,530) $    605,134  $   (400,262) $   (220,497)
        Net realized gains (losses) from
            securities transactions              (2,863,827)    2,346,614      29,733,414     1,839,421     4,476,353       844,746
        Change in net unrealized appreciation
            (depreciation) of investments         2,953,318       923,021     163,316,415     3,518,074    11,220,244    11,614,448
                                              -------------  ------------  --------------  ------------  ------------  ------------
            Increase (decrease) in net assets
                from operations                  (1,316,283)   10,083,261     181,981,299     5,962,629    15,296,335    12,238,697
                                              -------------  ------------  --------------  ------------  ------------  ------------

From capital transactions:
        Net proceeds from units sold              4,959,075     2,760,447      10,925,063       473,580       493,150     1,408,037
        Cost of units redeemed                  (76,009,878)  (29,956,364)   (216,550,172)   (8,928,622)  (11,454,860)  (21,281,919)
        Annuity benefit payments                   (502,127)     (207,794)     (1,259,887)      (34,973)      (24,990)     (133,455)
        Net transfers                            31,144,628    (6,451,371)    (15,874,870)   (4,448,567)    1,748,716    (6,666,591)
        Contract maintenance charge                 (80,998)      (62,944)       (737,216)      (36,969)      (38,017)      (68,713)
                                              -------------  ------------  --------------  ------------  ------------  ------------
            Increase (decrease) in net assets
                from capital transactions       (40,489,300)  (33,918,026)   (223,497,082)  (12,975,551)   (9,276,001)  (26,742,641)
                                              -------------  ------------  --------------  ------------  ------------  ------------

Increase (decrease) in net assets               (41,805,583)  (23,834,765)    (41,515,783)   (7,012,922)    6,020,334   (14,503,944)
Net assets at beginning of period               176,856,444   218,565,601   1,699,121,533    85,890,387    82,029,038   172,085,602
                                              -------------  ------------  --------------  ------------  ------------  ------------
Net assets at end of period                   $ 135,050,861  $194,730,836  $1,657,605,750  $ 78,877,465  $ 88,049,372  $157,581,658
                                              =============  ============  ==============  ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                              Goldman
                                                  Global        Global         Sachs        Growth-        Growth      High-Yield
                                                  Bond         Equities      Research       Income      Opportunities     Bond
                                                Portfolio      Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 1)      (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                              ------------- -------------- ------------- -------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $ (1,341,149) $  (2,345,529) $   (310,434) $  (6,179,892) $   (350,349) $  16,337,480
        Net realized gains (losses) from
            securities transactions              1,840,801     (9,735,269)     (452,197)    (7,391,728)   (1,343,051)       (42,031)
        Change in net unrealized appreciation
            (depreciation) of investments        1,528,680     29,668,494     2,839,184     79,200,692     1,940,025     16,988,950
                                              ------------  -------------  ------------  -------------  ------------  -------------
            Increase (decrease) in net assets
                from operations                  2,028,332     17,587,696     2,076,553     65,629,072       246,625     33,284,399
                                              ------------  -------------  ------------  -------------  ------------  -------------

From capital transactions:
        Net proceeds from units sold               646,437      1,597,499       188,739      5,057,889       208,988      1,484,808
        Cost of units redeemed                 (14,304,631)   (24,864,760)   (2,066,843)   (93,415,279)   (3,519,384)   (36,246,059)
        Annuity benefit payments                   (63,149)      (199,849)      (16,375)      (996,851)       (3,947)      (243,480)
        Net transfers                           (1,318,394)   (17,808,760)   (2,903,290)   (53,021,770)   (7,050,333)   (26,097,318)
        Contract maintenance charge                (26,982)       (92,464)       (6,525)      (340,242)      (13,107)       (74,226)
                                              ------------  -------------  ------------  -------------  ------------  -------------
            Increase (decrease) in net assets
                from capital transactions      (15,066,719)   (41,368,334)   (4,804,294)  (142,716,253)  (10,377,783)   (61,176,275)
                                              ------------  -------------  ------------  -------------  ------------  -------------

Increase (decrease) in net assets              (13,038,387)   (23,780,638)   (2,727,741)   (77,087,181)  (10,131,158)   (27,891,876)
Net assets at beginning of period               95,804,408    209,702,594    21,703,835    776,995,860    28,319,772    263,751,824
                                              ------------  -------------  ------------  -------------  ------------  -------------
Net assets at end of period                   $ 82,766,021  $ 185,921,956  $ 18,976,094  $ 699,908,679  $ 18,188,614  $ 235,859,948
                                              ============  =============  ============  =============  ============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                              MFS
                                              International  International                Massachusetts     MFS
                                               Diversified       Growth        Marsico     Investors       Mid-Cap         MFS
                                                 Equities       & Income       Growth        Trust         Growth      Total Return
                                                Portfolio      Portfolio      Portfolio    Portfolio      Portfolio      Portfolio
                                                (Class 1)      (Class 1)      (Class 1)    (Class 1)      (Class 1)      (Class 1)
                                              -------------- -------------- ------------- ------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $     711,281  $    (551,494) $ (1,017,659) $ (1,447,777) $  (2,394,069) $ (7,178,300)
        Net realized gains (losses) from
            securities transactions              (6,462,495)     1,952,582     2,412,868    (8,579,019)   (23,421,568)    5,915,538
        Change in net unrealized appreciation
            (depreciation) of investments        25,356,231     33,572,260     4,049,930    28,005,585     42,633,763    50,149,228
                                              -------------  -------------  ------------  ------------  -------------  ------------
            Increase (decrease) in net assets
                from operations                  19,605,017     34,973,348     5,445,139    17,978,789     16,818,126    48,886,466
                                              -------------  -------------  ------------  ------------  -------------  ------------

From capital transactions:
        Net proceeds from units sold                875,646      1,051,874       459,338     1,198,329      1,316,971     6,151,514
        Cost of units redeemed                  (24,371,600)   (22,297,004)   (6,542,624)  (24,517,936)   (17,705,208)  (65,796,860)
        Annuity benefit payments                   (120,276)      (133,799)         (769)     (195,675)       (85,575)     (292,303)
        Net transfers                            (1,607,240)    11,021,453    (8,438,859)  (12,529,507)    (7,413,321)   13,921,148
        Contract maintenance charge                 (57,893)       (77,623)      (22,634)      (92,573)       (77,797)     (192,395)
                                              -------------  -------------  ------------  ------------  -------------  ------------
            Increase (decrease) in net assets
                from capital transactions       (25,281,363)   (10,435,099)  (14,545,548)  (36,137,362)   (23,964,930)  (46,208,896)
                                              -------------  -------------  ------------  ------------  -------------  ------------

Increase (decrease) in net assets                (5,676,346)    24,538,249    (9,100,409)  (18,158,573)    (7,146,804)    2,677,570
Net assets at beginning of period               157,610,826    193,131,037    74,743,943   210,872,350    161,264,715   544,742,108
                                              -------------  -------------  ------------  ------------  -------------  ------------
Net assets at end of period                   $ 151,934,480  $ 217,669,286  $ 65,643,534  $192,713,777  $ 154,117,911  $547,419,678
                                              =============  =============  ============  ============  =============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                 Putnam
                                                 Growth:         Real        SunAmerica                   Telecom       Worldwide
                                                 Voyager        Estate        Balanced     Technology     Utility      High Income
                                                Portfolio      Portfolio      Portfolio    Portfolio     Portfolio      Portfolio
                                                (Class 1)      (Class 1)      (Class 1)    (Class 1)     (Class 1)      (Class 1)
                                              -------------- -------------- ------------- ------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $  (2,970,004) $   1,507,271  $   (121,235) $   (489,828) $  1,295,838  $  3,266,480
        Net realized gains (losses) from
            securities transactions             (19,957,824)     7,530,471    (7,643,863)   (2,456,939)   (2,212,348)   (3,317,982)
        Change in net unrealized appreciation
            (depreciation) of investments        29,021,142     26,916,949    16,737,225       (19,873)    6,358,895     5,061,404
                                              -------------  -------------  ------------  ------------  ------------  ------------
            Increase (decrease) in net assets
                from operations                   6,093,314     35,954,691     8,972,127    (2,966,640)    5,442,385     5,009,902
                                              -------------  -------------  ------------  ------------  ------------  ------------

From capital transactions:
        Net proceeds from units sold              1,965,506      1,003,288     1,379,575       481,816       241,929       349,020
        Cost of units redeemed                  (25,084,172)   (17,346,161)  (22,516,093)   (4,385,680)   (4,750,626)  (11,713,423)
        Annuity benefit payments                   (209,024)      (102,049)     (160,231)      (17,424)      (42,214)      (55,988)
        Net transfers                           (21,642,982)    10,239,108   (14,478,125)   (9,949,993)      325,007    (1,376,092)
        Contract maintenance charge                (133,613)       (45,436)     (115,633)      (16,071)      (18,525)      (27,622)
                                              -------------  -------------  ------------  ------------  ------------  ------------
            Increase (decrease) in net assets
                from capital transactions       (45,104,285)    (6,251,250)  (35,890,507)  (13,887,352)   (4,244,429)  (12,824,105)
                                              -------------  -------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets               (39,010,971)    29,703,441   (26,918,380)  (16,853,992)    1,197,956    (7,814,203)
Net assets at beginning of period               237,882,292    122,416,709   207,974,333    43,437,344    39,854,376    76,886,755
                                              -------------  -------------  ------------  ------------  ------------  ------------
Net assets at end of period                   $ 198,871,321  $ 152,120,150  $181,055,953  $ 26,583,352  $ 41,052,332  $ 69,072,552
                                              =============  =============  ============  ============  ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                                                        Davis
                                               Aggressive     Alliance     Blue Chip       Cash        Corporate       Venture
                                                 Growth        Growth        Growth      Management      Bond           Value
                                               Portfolio     Portfolio     Portfolio      Portfolio    Portfolio      Portfolio
                                               (Class 2)     (Class 2)     (Class 2)      (Class 2)    (Class 2)      (Class 2)
                                              ------------  ------------- ------------- ------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)          $   (182,170) $   (861,856) $   (177,182) $   (469,495) $  1,778,140  $  (1,332,169)
        Net realized gains (losses) from
            securities transactions                427,601       237,704       198,575      (463,548)      416,408      2,267,282
        Change in net unrealized appreciation
            (depreciation) of investments        1,334,522     4,562,412       369,170       473,538       289,345     18,770,813
                                              ------------  ------------  ------------  ------------  ------------  -------------
            Increase (decrease) in net assets
                from operations                  1,579,953     3,938,260       390,563      (459,505)    2,483,893     19,705,926
                                              ------------  ------------  ------------  ------------  ------------  -------------

From capital transactions:
        Net proceeds from units sold               805,817     8,085,877     1,002,826    12,536,038     6,093,218     23,079,702
        Cost of units redeemed                    (537,352)   (3,106,792)     (688,490)   (9,392,500)   (3,311,687)    (9,311,605)
        Annuity benefit payments                         0             0             0             0             0              0
        Net transfers                             (673,758)      951,912      (185,294)   (1,932,733)    2,023,850     11,595,758
        Contract maintenance charge                 (2,487)      (15,259)       (2,590)       (9,861)       (7,147)       (31,758)
                                              ------------  ------------  ------------  ------------  ------------  -------------
            Increase (decrease) in net assets
                from capital transactions         (407,780)    5,915,738       126,452     1,200,944     4,798,234     25,332,097
                                              ------------  ------------  ------------  ------------  ------------  -------------

Increase (decrease) in net assets                1,172,173     9,853,998       517,015       741,439     7,282,127     45,038,023
Net assets at beginning of period               11,789,546    59,042,861    11,770,970    47,588,977    46,911,728    151,609,252
                                              ------------  ------------  ------------  ------------  ------------  -------------
Net assets at end of period                   $ 12,961,719  $ 68,896,859  $ 12,287,985  $ 48,330,416  $ 54,193,855  $ 196,647,275
                                              ============  ============  ============  ============  ============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                        Federated
                                             "Dogs" of     Emerging     American        Foreign      Global          Global
                                           Wall Street      Markets      Leaders         Value        Bond          Equities
                                             Portfolio    Portfolio     Portfolio      Portfolio    Portfolio      Portfolio
                                             (Class 2)    (Class 2)     (Class 2)      (Class 2)    (Class 2)      (Class 2)
                                          ------------- ------------- -------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)          $    147,087  $    (53,176) $     (42,169) $   (117,705) $   (207,448) $   (160,713)
    Net realized gains (losses) from
        securities transactions                288,416       430,471        390,141     1,575,903       289,849       329,599
    Change in net unrealized appreciation
        (depreciation) of investments          989,889     1,676,400      1,183,730     6,824,284       196,037       840,239
                                          ------------  ------------  -------------  ------------  ------------  ------------
        Increase (decrease) in net assets
           from operations                   1,425,392     2,053,695      1,531,702     8,282,482       278,438     1,009,125
                                          ------------  ------------  -------------  ------------  ------------  ------------

From capital transactions:
    Net proceeds from units sold             2,120,972     1,013,152      1,394,579    15,400,948     2,260,688       540,457
    Cost of units redeemed                    (647,674)     (727,821)    (1,056,471)   (1,518,241)     (825,518)     (781,950)
    Annuity benefit payments                         0             0              0             0             0             0
    Net transfers                              279,017     3,590,152        665,143     8,683,311      (114,928)   (1,523,047)
    Contract maintenance charge                 (3,477)       (2,428)        (4,115)       (6,015)       (2,083)       (2,361)
                                          ------------  ------------  -------------  ------------  ------------  ------------
        Increase (decrease) in net assets
           from capital transactions         1,748,838     3,873,055        999,136    22,560,003     1,318,159    (1,766,901)
                                          ------------  ------------  -------------  ------------  ------------  ------------

Increase (decrease) in net assets            3,174,230     5,926,750      2,530,838    30,842,485     1,596,597      (757,776)
Net assets at beginning of period           17,206,833     7,238,116     18,192,720    27,397,014    12,385,013    12,131,779
                                          ------------  ------------  -------------  ------------  ------------  ------------
Net assets at end of period               $ 20,381,063  $ 13,164,866  $  20,723,558  $ 58,239,499  $ 13,981,610  $ 11,374,003
                                          ============  ============  =============  ============  ============  ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                             Goldman                                                   International  International
                                              Sachs         Growth-        Growth        High-Yield     Diversified      Growth
                                            Research        Income      Opportunities       Bond         Equities       & Income
                                            Portfolio      Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                            (Class 2)      (Class 2)      (Class 2)       (Class 2)      (Class 2)      (Class 2)
                                          -------------  -------------  -------------   -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $    (91,288)  $   (412,818)  $    (95,341)   $  2,745,713   $    262,708   $   (100,869)
  Net realized gains (losses) from
      securities transactions                  112,753        714,141        165,079       1,346,233        487,405        995,107
  Change in net unrealized appreciation
      (depreciation) of investments            587,686      3,329,089        129,088       1,439,844      4,869,649      4,062,091
                                          ------------   ------------   ------------    ------------   ------------   ------------
      Increase (decrease) in net
        assets from operations                 609,151      3,630,412        198,826       5,531,790      5,619,762      4,956,329
                                          ------------   ------------   ------------    ------------   ------------   ------------

From capital transactions:
  Net proceeds from units sold                 246,399      1,753,220        561,069       2,956,646     11,660,553      2,101,904
  Cost of units redeemed                      (218,051)    (2,454,377)      (208,682)     (3,425,252)    (1,380,333)    (1,495,460)
  Annuity benefit payments                           0              0              0               0              0              0
  Net transfers                               (112,444)    (3,253,314)      (936,443)     (2,138,330)     5,214,760      2,118,620
  Contract maintenance charge                   (1,145)        (8,746)        (1,577)         (5,145)        (5,791)        (4,058)
                                          ------------   ------------   ------------    ------------   ------------   ------------
      Increase (decrease) in net
        assets from capital transactions       (85,241)    (3,963,217)      (585,633)     (2,612,081)    15,489,189      2,721,006
                                          ------------   ------------   ------------    ------------   ------------   ------------

Increase (decrease) in net assets              523,910       (332,805)      (386,807)      2,919,709     21,108,951      7,677,335
Net assets at beginning of period            5,620,344     41,110,089      6,367,640      38,009,272     24,319,719     23,959,350
                                          ------------   ------------   ------------    ------------   ------------   ------------
Net assets at end of period               $  6,144,254   $ 40,777,284   $  5,980,833    $ 40,928,981   $ 45,428,670   $ 31,636,685
                                          ============   ============   ============    ============   ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                               MFS
                                                           Massachusetts      MFS                         Putnam
                                              Marsico        Investors      Mid-Cap        MFS Total      Growth:         Real
                                               Growth          Trust        Growth          Return        Voyager        Estate
                                             Portfolio       Portfolio     Portfolio       Portfolio     Portfolio      Portfolio
                                             (Class 2)       (Class 2)     (Class 2)       (Class 2)     (Class 2)      (Class 2)
                                          --------------  -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $    (644,472)  $    (226,195) $    (782,939) $  (1,971,191) $    (151,055) $     283,464
  Net realized gains (losses) from
      securities transactions                   880,253         324,285        712,771      1,468,665        146,200      1,355,724
  Change in net unrealized appreciation
      (depreciation) of investments           3,614,729       2,426,545      5,719,840     13,393,321        281,582      5,720,305
                                          -------------   -------------  -------------  -------------  -------------  -------------
      Increase (decrease) in net
        assets from operations                3,850,510       2,524,635      5,649,672     12,890,795        276,727      7,359,493
                                          -------------   -------------  -------------  -------------  -------------  -------------

From capital transactions:
  Net proceeds from units sold                4,363,657       2,847,418      5,209,074      7,197,023        274,604      2,661,984
  Cost of units redeemed                     (2,808,631)     (1,381,166)    (2,387,718)    (8,485,316)      (535,552)    (1,342,080)
  Annuity benefit payments                            0               0              0              0              0              0
  Net transfers                                 (26,545)       (402,350)       (23,032)       146,231     (1,448,885)     1,533,150
  Contract maintenance charge                    (6,791)         (4,891)       (10,047)       (26,153)        (2,132)        (4,486)
                                          -------------   -------------  -------------  -------------  -------------  -------------
      Increase (decrease) in net
        assets from capital transactions      1,521,690       1,059,011      2,788,277     (1,168,215)    (1,711,965)     2,848,568
                                          -------------   -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets             5,372,200       3,583,646      8,437,949     11,722,580     (1,435,238)    10,208,061
Net assets at beginning of period            39,773,101      24,977,766     46,004,828    138,569,295     10,831,524     22,054,813
                                          -------------   -------------  -------------  -------------  -------------  -------------
Net assets at end of period               $  45,145,301   $  28,561,412  $  54,442,777  $ 150,291,875  $   9,396,286  $  32,262,874
                                          =============   =============  =============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                          Small & Mid     SunAmerica                     Telecom       Worldwide     Aggressive
                                           Cap Value       Balanced     Technology       Utility      High Income     Growth
                                           Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                           (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 3)
                                         -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (358,060)  $    (46,313)  $   (162,537)  $     89,280   $    320,663   $    (68,634)
  Net realized gains (losses) from
      securities transactions               1,821,606        147,513          9,714         (5,603)        93,873        141,552
  Change in net unrealized appreciation
      (depreciation) of investments         4,373,031        919,540       (438,834)       295,207         97,532        670,695
                                         ------------   ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in
       net assets from operations           5,836,577      1,020,740       (591,657)       378,884        512,068        743,613
                                         ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
  Net proceeds from units sold             10,640,602      1,352,851        993,793        233,214      1,321,145      2,507,144
  Cost of units redeemed                   (1,457,928)    (1,349,394)      (829,771)      (212,207)      (470,223)      (161,304)
  Annuity benefit payments                          0              0              0              0              0              0
  Net transfers                             9,631,518       (651,507)      (334,109)       502,479         32,191      1,299,269
  Contract maintenance charge                  (4,002)        (4,886)        (2,461)          (606)        (1,061)          (757)
                                         ------------   ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in net
       assets from capital transactions    18,810,190       (652,936)      (172,548)       522,880        882,052      3,644,352
                                         ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets          24,646,767        367,804       (764,205)       901,764      1,394,120      4,387,965
Net assets at beginning of period          21,094,074     21,674,122     11,093,203      2,314,354      6,035,724      2,800,069
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period              $ 45,740,841   $ 22,041,926   $ 10,328,998   $  3,216,118   $  7,429,844   $  7,188,034
                                         ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                                                           Davis
                                           Alliance        Blue Chip         Cash          Corporate      Venture       "Dogs" of
                                            Growth          Growth         Management         Bond         Value       Wall Street
                                           Portfolio       Portfolio        Portfolio      Portfolio      Portfolio     Portfolio
                                           (Class 3)       (Class 3)        (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                         --------------  --------------  -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $    (639,252)  $     (96,724)  $    (814,861) $   2,523,806  $  (1,035,699) $      96,194
  Net realized gains (losses) from
      securities transactions                   18,291          52,106        (352,376)         2,420        352,102        127,214
  Change in net unrealized appreciation
      (depreciation) of investments          4,927,743         314,221         317,633        323,810     19,334,788        558,655
                                         -------------   -------------   -------------  -------------  -------------  -------------
      Increase (decrease) in
       net assets from operations            4,306,782         269,603        (849,604)     2,850,036     18,651,191        782,063
                                         -------------   -------------   -------------  -------------  -------------  -------------

From capital transactions:
  Net proceeds from units sold              31,873,203       5,338,725      70,855,200     39,889,478     92,539,543      4,353,263
  Cost of units redeemed                    (1,941,316)       (251,469)    (15,962,562)    (2,605,268)    (6,742,282)      (308,982)
  Annuity benefit payments                           0               0               0              0              0              0
  Net transfers                             11,162,844        (901,327)     (6,666,923)    17,295,685     40,161,463      1,911,155
  Contract maintenance charge                   (5,485)           (795)         (8,324)        (4,031)       (15,527)        (1,067)
                                         -------------   -------------   -------------  -------------  -------------  -------------
      Increase (decrease) in net
       assets from capital transactions     41,089,246       4,185,134      48,217,391     54,575,864    125,943,197      5,954,369
                                         -------------   -------------   -------------  -------------  -------------  -------------

Increase (decrease) in net assets           45,396,028       4,454,737      47,367,787     57,425,900    144,594,388      6,736,432
Net assets at beginning of period           23,808,041       3,458,941      59,067,143     27,041,585     75,447,791      5,941,636
                                         -------------   -------------   -------------  -------------  -------------  -------------
Net assets at end of period              $  69,204,069   $   7,913,678   $ 106,434,930  $  84,467,485  $ 220,042,179  $  12,678,068
                                         =============   =============   =============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                           Federated                                                    Goldman
                                            Emerging        American        Foreign         Global         Global        Sachs
                                             Markets        Leaders          Value           Bond         Equities      Research
                                            Portfolio       Portfolio      Portfolio       Portfolio      Portfolio     Portfolio
                                            (Class 3)       (Class 3)      (Class 3)       (Class 3)      (Class 3)     (Class 3)
                                         --------------  --------------  -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $     (30,393)  $      12,912   $    (245,024) $    (188,870) $     (76,351) $      (7,697)
  Net realized gains (losses) from
      securities transactions                  129,973          86,242       3,593,727        196,617         60,560          5,729
  Change in net unrealized appreciation
      (depreciation) of investments          1,392,882       1,938,823      18,969,116        243,590        581,306         68,101
                                         -------------   -------------   -------------  -------------  -------------  -------------
      Increase (decrease) in net
       assets from operations                1,492,462       2,037,977      22,317,819        251,337        565,515         66,133
                                         -------------   -------------   -------------  -------------  -------------  -------------

From capital transactions:
  Net proceeds from units sold               4,394,618      15,036,213      67,795,495      7,565,015      3,462,546        465,515
  Cost of units redeemed                      (418,449)       (611,564)     (5,107,739)      (727,549)      (175,208)        (3,435)
  Annuity benefit payments                           0               0               0              0              0              0
  Net transfers                              3,345,276       7,218,461      34,844,043      2,308,316        565,612        255,913
  Contract maintenance charge                     (553)         (1,878)        (14,201)        (1,121)          (571)           (44)
                                         -------------   -------------   -------------  -------------  -------------  -------------
      Increase (decrease) in net
       assets from capital transactions      7,320,892      21,641,232      97,517,598      9,144,661      3,852,379        717,949
                                         -------------   -------------   -------------  -------------  -------------  -------------

Increase (decrease) in net assets            8,813,354      23,679,209     119,835,417      9,395,998      4,417,894        784,082
Net assets at beginning of period            2,493,972       7,744,918      51,821,309      7,261,358      2,782,623        187,086
                                         -------------   -------------   -------------  -------------  -------------  -------------
Net assets at end of period              $  11,307,326   $  31,424,127   $ 171,656,726  $  16,657,356  $   7,200,517  $     971,168
                                         =============   =============   =============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                                                                         International International
                                             Growth-         Growth        High-Yield     Diversified     Growth        Marsico
                                             Income       Opportunities       Bond          Equities     & Income        Growth
                                            Portfolio       Portfolio       Portfolio      Portfolio     Portfolio     Portfolio
                                            (Class 3)       (Class 3)       (Class 3)      (Class 3)     (Class 3)      (Class 3)
                                          -------------- --------------  -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $    (136,901) $     (48,548)  $   2,795,585  $     522,509  $     (64,030) $    (273,160)
  Net realized gains (losses) from
      securities transactions                   275,385         17,906         916,089        401,484        473,657        151,923
  Change in net unrealized appreciation
      (depreciation) of investments           1,371,533        150,957       1,591,032     10,753,951      4,419,751      2,141,672
                                          -------------  -------------   -------------  -------------  -------------  -------------
      Increase (decrease) in net
        assets from operations                1,510,017        120,315       5,302,706     11,677,944      4,829,378      2,020,435
                                          -------------  -------------   -------------  -------------  -------------  -------------

From capital transactions:
  Net proceeds from units sold                4,789,603      1,828,349      15,804,493     47,229,192      9,232,209      6,712,062
  Cost of units redeemed                       (653,306)       (80,915)     (6,135,856)    (3,181,647)    (1,083,735)      (589,017)
  Annuity benefit payments                            0              0               0              0              0              0
  Net transfers                               3,882,427       (109,329)      2,552,830     11,307,592      9,125,327      2,673,359
  Contract maintenance charge                    (1,518)          (534)         (2,941)        (8,631)        (2,232)        (2,231)
                                          -------------  -------------   -------------  -------------  -------------  -------------
      Increase (decrease) in net
        assets from capital transactions      8,017,206      1,637,571      12,218,526     55,346,506     17,271,569      8,794,173
                                          -------------  -------------   -------------  -------------  -------------  -------------

Increase (decrease) in net assets             9,527,223      1,757,886      17,521,232     67,024,450     22,100,947     10,814,608
Net assets at beginning of period             9,251,442      1,887,938      26,197,749     34,195,694     13,093,660     12,352,523
                                          -------------  -------------   -------------  -------------  -------------  -------------
Net assets at end of period               $  18,778,665  $   3,645,824   $  43,718,981  $ 101,220,144  $  35,194,607  $  23,167,131
                                          =============  =============   =============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                               MFS
                                           Massachusetts        MFS                         Putnam
                                             Investors        Mid-Cap       MFS Total       Growth:        Real        Small & Mid
                                                Trust          Growth        Return         Voyager       Estate        Cap Value
                                             Portfolio       Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                             (Class 3)       (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                           -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)           $    (198,253) $    (652,547) $  (1,221,625) $     (40,928) $     258,484  $    (827,339)
    Net realized gains (losses) from
        securities transactions                   91,385        783,284        311,822         73,358        460,667      3,702,004
    Change in net unrealized appreciation
        (depreciation) of investments          2,987,956      4,933,051     10,436,953         89,282      5,150,915     10,998,819
                                           -------------  -------------  -------------  -------------  -------------  -------------
        Increase (decrease) in net assets
           from operations                     2,881,088      5,063,788      9,527,150       121,712      5,870,066     13,873,484
                                           -------------  -------------  -------------  -------------  -------------  -------------

From capital transactions:
    Net proceeds from units sold              12,606,132     22,218,455     55,930,817      1,097,801     13,009,170     43,840,705
    Cost of units redeemed                    (1,378,930)    (1,756,385)    (4,972,220)       (94,049)      (847,633)    (3,261,988)
    Annuity benefit payments                           0              0              0              0              0              0
    Net transfers                              4,441,820      2,419,802     20,517,923       (283,766)     2,046,804     30,074,043
    Contract maintenance charge                   (3,050)        (5,665)       (13,588)          (539)        (2,261)       (10,666)
                                           -------------  -------------  -------------  -------------  -------------  -------------
        Increase (decrease) in net assets
           from capital transactions          15,665,972     22,876,207     71,462,932        719,447     14,206,080     70,642,094
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets             18,547,060     27,939,995     80,990,082        841,159     20,076,146     84,515,578
Net assets at beginning of period             14,918,833     26,634,953     51,426,805      2,371,873      9,535,274     34,616,193
                                           -------------  -------------  -------------  -------------  -------------  -------------
Net assets at end of period                $  33,465,893  $  54,574,948  $ 132,416,887  $   3,213,032  $  29,611,420  $ 119,131,771
                                           =============  =============  =============  =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                            SunAmerica                     Telecom         Worldwide                     Emerging
                                             Balanced      Technology      Utility        High Income     Comstock        Growth
                                             Portfolio      Portfolio     Portfolio        Portfolio      Portfolio     Portfolio
                                             (Class 3)      (Class 3)     (Class 3)        (Class 3)     (Class II)     (Class II)
                                          -------------- -------------- --------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)          $      (7,864) $    (104,847) $       2,111   $      45,873  $  (1,771,026) $    (414,446)
    Net realized gains (losses) from
        securities transactions                  47,268         (8,729)           684         (29,674)     1,787,521        273,622
    Change in net unrealized appreciation
        (depreciation) of investments           515,665        (22,714)         6,852          15,023     32,225,072      1,498,133
                                          -------------  -------------  -------------   -------------  -------------  -------------
        Increase (decrease) in net assets
           from operations                      555,069       (136,290)         9,647          31,222     32,241,567      1,357,309
                                          -------------  -------------  -------------   -------------  -------------  -------------

From capital transactions:
    Net proceeds from units sold              5,456,672      3,837,936         45,447         263,002     43,590,243      3,582,578
    Cost of units redeemed                     (635,007)      (383,439)          (389)       (471,524)   (11,776,051)    (1,399,324)
    Annuity benefit payments                          0              0              0               0         (6,243)             0
    Net transfers                             1,040,055        422,540        (13,845)        641,052     49,038,129        473,652
    Contract maintenance charge                  (1,446)        (1,097)             0               0        (51,508)        (7,320)
                                          -------------  -------------  -------------   -------------  -------------  -------------
        Increase (decrease) in net assets
           from capital transactions          5,860,274      3,875,940         31,213         432,530     80,794,570      2,649,586
                                          -------------  -------------  -------------   -------------  -------------  -------------

Increase (decrease) in net assets             6,415,343      3,739,650         40,860         463,752    113,036,137      4,006,895
Net assets at beginning of period             5,614,623      5,131,029         44,646         453,299    155,970,767     25,259,965
                                          -------------  -------------  -------------   -------------  -------------  -------------
Net assets at end of period               $  12,029,966  $   8,870,679  $      85,506   $     917,051  $ 269,006,904  $  29,266,860
                                          =============  =============  =============   =============  =============  =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Unaudited)
                                  (continued)

                                            Growth and                   Conservative   Conservative      Equity
                                              Income       Balanced        Balanced        Growth         Income    Flexible Income
                                            Portfolio      Portfolio       Portfolio      Portfolio        Fund        Portfolio
                                            (Class II)     (Class 1)       (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)          $  (1,871,806) $     455,347  $      68,982  $    (100,844) $      55,920  $     603,272
    Net realized gains (losses) from
        securities transactions               1,131,348      1,095,930        215,521        973,324        325,653        351,265
    Change in net unrealized appreciation
        (depreciation) of investments        28,194,738      9,752,704        603,955      5,691,104      2,730,849        642,120
                                          -------------  -------------  -------------  -------------  -------------  -------------
        Increase (decrease) in net assets
           from operations                   27,454,280     11,303,981        888,458      6,563,584      3,112,422      1,596,657
                                          -------------  -------------  -------------  -------------  -------------  -------------

From capital transactions:
    Net proceeds from units sold             72,492,960      9,054,253        363,104      3,272,270        973,219      1,790,517
    Cost of units redeemed                  (12,134,382)   (11,176,289)      (972,254)    (4,340,531)    (1,207,363)    (3,876,419)
    Annuity benefit payments                     (1,701)             0              0              0              0              0
    Net transfers                            39,917,667     29,440,424      3,532,652      6,856,014      2,105,510      8,792,790
    Contract maintenance charge                 (45,149)       (24,256)        (2,038)       (16,445)        (3,795)        (6,635)
                                          -------------  -------------  -------------  -------------  -------------  -------------
        Increase (decrease) in net assets
           from capital transactions        100,229,395     27,294,132      2,921,464      5,771,308      1,867,571      6,700,253
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets           127,683,675     38,598,113      3,809,922     12,334,892      4,979,993      8,296,910
Net assets at beginning of period           143,874,667    113,349,873     11,062,689     61,463,053     16,659,742     27,846,432
                                          -------------  -------------  -------------  -------------  -------------  -------------
Net assets at end of period               $ 271,558,342  $ 151,947,986  $  14,872,611  $  73,797,945  $  21,639,735  $  36,143,342
                                          =============  =============  =============  =============  =============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                            International    Mid Cap       Money
                                               Growth      Growth & Income     Income          Growth         Stock        Market
                                                Fund            Fund            Fund            Fund           Fund         Fund
                                              (Class 1)       (Class 1)       (Class 1)       (Class 1)     (Class 1)    (Class 1)
                                             -----------   ---------------   -----------    ------------- ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   (24,968)  $       (37,316)  $   414,989    $  (1,116)    $     7,284   $   (23,763)
     Net realized gains (losses) from
         securities transactions                  17,081            86,496        64,130        4,831          48,998             0
     Change in net unrealized appreciation
         (depreciation) of investments           117,055           560,904      (109,331)      44,718         500,476             0
                                             -----------   ---------------   -----------    ---------     -----------   -----------
         Increase (decrease) in net assets
          from operations                        109,168           610,084       369,788       48,433         556,758       (23,763)
                                             -----------   ---------------   -----------    ---------     -----------   -----------
From capital transactions:
     Net proceeds from units sold                 33,297           389,915        96,383       41,582          97,337     1,878,347
     Cost of units redeemed                     (128,529)         (530,220)     (950,495)     (20,042)       (263,172)     (776,738)
     Annuity benefit payments                          0                 0             0            0               0             0
     Net transfers                               158,794         1,188,221       364,468      260,443       1,843,958    (1,374,887)
     Contract maintenance charge                    (716)           (1,767)       (2,021)        (126)           (801)       (2,920)
                                             -----------   ---------------   -----------    ---------     -----------   -----------
         Increase (decrease) in net assets
           from capital transactions              62,846         1,046,149      (491,665)     281,857       1,677,322      (276,198)
                                             -----------   ---------------   -----------    ---------     -----------   -----------
Increase (decrease) in net assets                172,014         1,656,233      (121,877)     330,290       2,234,080      (299,961)
Net assets at beginning of period              1,580,583         7,203,781     9,994,752      184,369       3,162,251     4,437,070
                                             -----------   ---------------   -----------    ---------     -----------   -----------
Net assets at end of period                  $ 1,752,597   $     8,860,014   $ 9,872,875    $ 514,659     $ 5,396,331   $ 4,137,109
                                             ===========   ===============   ===========    =========     ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                           Short Term      Small         Strategic         U.S.         West Coast
                                               REIT          Income      Cap Growth       Growth        Government        Equity
                                               Fund           Fund         Fund          Portfolio    Securities Fund      Fund
                                             (Class 1)     (Class 1)     (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                            ----------   ------------   ------------   -------------  ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $     112    $   103,289    $   (30,035)   $   (140,925)  $    395,534     $   (151,796)
     Net realized gains (losses) from
         securities transactions                7,497        (15,472)        19,380         281,574        (83,564)         184,659
     Change in net unrealized appreciation
         (depreciation) of investments        101,980        (69,083)        60,442       1,677,325         32,967        1,417,070
                                            ---------    -----------    -----------    ------------   ------------     ------------
         Increase (decrease) in net assets
          from operations                     109,589         18,734         49,787       1,817,974        344,937        1,449,933
                                            ---------    -----------    -----------    ------------   ------------     ------------
From capital transactions:
     Net proceeds from units sold              93,640         60,636        198,195       1,772,176         89,562          756,914
     Cost of units redeemed                   (15,651)      (458,186)       (65,486)     (1,252,462)    (1,470,463)        (876,417)
     Annuity benefit payments                       0              0              0               0              0                0
     Net transfers                            431,818       (202,264)       491,386       3,191,187     (4,118,204)       2,425,160
     Contract maintenance charge                  (78)        (1,234)          (413)         (5,582)        (4,699)          (3,055)
                                            ---------    -----------    -----------    ------------   ------------     ------------
         Increase (decrease) in net assets
           from capital transactions          509,729       (601,048)       623,682       3,705,319     (5,503,804)       2,302,602
                                            ---------    -----------    -----------    ------------   ------------     ------------
Increase (decrease) in net assets             619,318       (582,314)       673,469       5,523,293     (5,158,867)       3,752,535
Net assets at beginning of period                 452      4,457,940      1,597,697      13,717,984     20,001,877       10,685,593
                                            ---------    -----------    -----------    ------------   ------------     ------------
Net assets at end of period                 $ 619,770    $ 3,875,626    $ 2,271,166    $ 19,241,277   $ 14,843,010     $ 14,438,128
                                            =========    ===========    ===========    ============   ============     ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                          Conservative   Conservative
                                             Balanced       Balanced        Growth      Equity Income  Flexible Income    Growth
                                             Portfolio      Portfolio      Portfolio        Fund          Portfolio        Fund
                                             (Class 2)      (Class 2)      (Class 2)      (Class 2)       (Class 2)      (Class 2)
                                           -------------  ------------   ------------  --------------  ---------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)          $     136,635  $     38,844   $   (138,248)   $     (1,140)  $    790,380    $   (20,720)
     Net realized gains (losses) from
         securities transactions                 442,826        66,777        361,388         159,459        120,053         41,244
     Change in net unrealized appreciation
         (depreciation) of investments         8,399,383       682,289      3,950,319       2,158,390      1,446,316         55,370
                                           -------------  ------------   ------------    ------------   ------------    -----------
         Increase (decrease) in net assets
          from operations                      8,978,844       787,910      4,173,459       2,316,709      2,356,749         75,894
                                           -------------  ------------   ------------    ------------   ------------    -----------
From capital transactions:
     Net proceeds from units sold             19,007,219     3,018,425     10,476,078       1,834,555      6,303,463        188,292
     Cost of units redeemed                   (7,077,568)     (780,255)    (2,200,405)       (801,939)    (2,788,597)      (278,849)
     Annuity benefit payments                          0             0              0               0              0              0
     Net transfers                            32,795,557     5,228,759      8,038,160       4,894,639     23,285,069         67,986
     Contract maintenance charge                 (21,085)       (2,288)        (8,429)         (2,824)       (11,690)          (357)
                                           -------------  ------------   ------------    ------------   ------------    -----------
         Increase (decrease) in net assets
          from capital transaction            44,704,123     7,464,641     16,305,404       5,924,431     26,788,245        (22,928)
                                           -------------  ------------   ------------    ------------   ------------    -----------
Increase (decrease) in net assets             53,682,967     8,252,551     20,478,863       8,241,140     29,144,994         52,966
Net assets at beginning of period             77,198,534     6,800,644     29,733,408      10,218,103     32,623,129      1,210,182
                                           -------------  ------------   ------------    ------------   ------------    -----------
Net assets at end of period                $ 130,881,501  $ 15,053,195   $ 50,212,271    $ 18,459,243   $ 61,768,123    $ 1,263,148
                                           =============  ============   ============    ============   ============    ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                               International     Mid Cap      Money
                                           Growth & Income       Income           Growth          Stock       Market       REIT
                                                Fund              Fund             Fund            Fund        Fund        Fund
                                             (Class 2)          (Class 2)        (Class 2)      (Class 2)    (Class 2)   (Class 2)
                                           ----------------   --------------   --------------  ------------ -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)          $       (22,053)   $     945,810    $      (1,002)  $   (29,518) $   (34,657) $    (377)
     Net realized gains (losses) from
         securities transactions                    51,066           40,005            1,360        56,682            0      6,863
     Change in net unrealized appreciation
         (depreciation) of investments             181,428         (201,399)          23,538       229,285            0     21,941
                                           ---------------    -------------    -------------   -----------  -----------  ---------
         Increase (decrease) in net assets
         from operations                           210,441          784,416           23,896       256,449      (34,657)    28,427
                                           ---------------    -------------    -------------   -----------  -----------  ---------

From capital transactions:
     Net proceeds from units sold                  272,978          845,942           28,732       254,665    3,760,798     79,963
     Cost of units redeemed                       (447,733)      (1,733,494)          (3,005)     (160,068)    (364,453)    (3,622)
     Annuity benefit payments                            0                0                0             0            0          0
     Net transfers                                 633,286        2,140,705           47,738       695,371   (1,061,514)    87,847
     Contract maintenance charge                      (818)          (5,071)             (28)         (399)      (1,547)       (62)
                                           ---------------    -------------    -------------   -----------  -----------  ---------
         Increase (decrease) in net assets
         from capital transactions                 457,713        1,248,082           73,437       789,569    2,333,284    164,126
                                           ---------------    -------------    -------------   -----------  -----------  ---------

Increase (decrease) in net assets                  668,154        2,032,498           97,333     1,046,018    2,298,627    192,553
Net assets at beginning of period                2,685,128       21,031,226          161,536     1,513,958    3,070,680        302
                                           ---------------    -------------    -------------   -----------  -----------  ---------
Net assets at end of period                $     3,353,282    $  23,063,724    $     258,869   $ 2,559,976  $ 5,369,307  $ 192,855
                                           ===============    =============    =============   ===========  ===========  =========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                                                     Nations
                                            Short Term       Small          Strategic       U.S.        West Coast    Asset
                                              Income       Cap Growth        Growth       Government       Equity   Allocation
                                               Fund           Fund          Portfolio   Securities Fund     Fund    Portfolio
                                            (Class 2)       (Class 2)       (Class 2)     (Class 2)      (Class 2)  (Class B)
                                           -----------   ------------   -------------   -------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)          $   175,804   $    (18,903)  $    (109,406)  $     289,202  $  (100,016) $   (1,506)
     Net realized gains (losses) from
         securities transactions               (33,019)        21,824         135,193         (78,675)     122,259      18,384
     Change in net unrealized appreciation
         (depreciation) of investments        (141,240)        (9,117)      1,311,798          42,235      717,715      72,436
                                           -----------   ------------   -------------   -------------  -----------  ----------
         Increase (decrease) in net assets
         from operations                         1,545         (6,196)      1,337,585         252,762      739,958      89,314
                                           -----------   ------------   -------------   -------------  -----------  ----------

From capital transactions:
     Net proceeds from units sold              113,290        130,485       3,696,418           5,021      650,396      95,974
     Cost of units redeemed                   (532,268)      (261,782)       (351,259)       (711,966)    (702,723)   (168,785)
     Annuity benefit payments                        0              0               0               0            0           0
     Net transfers                           1,208,904        275,593       2,494,722      (3,001,126)   2,218,121     191,647
     Contract maintenance charge                (1,844)          (244)         (2,321)         (6,454)      (1,808)       (267)
                                           -----------   ------------   -------------   -------------  -----------  ----------
         Increase (decrease) in net assets
         from capital transactions             788,082        144,052       5,837,560      (3,714,525)   2,163,986     118,569
                                           -----------   ------------   -------------   -------------  -----------  ----------

Increase (decrease) in net assets              789,627        137,856       7,175,145      (3,461,763)   2,903,944     207,883
Net assets at beginning of period            6,143,271      1,031,091       7,660,858      16,176,032    5,171,578   1,283,500
                                           -----------   ------------   -------------   -------------  -----------  ----------
Net assets at end of period                $ 6,932,898   $  1,168,947   $  14,836,003   $  12,714,269  $ 8,075,522  $1,491,383
                                           ===========   ============   =============   =============  ===========  ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                                        Nations
                                             Nations       Nations        Nations       Marsico        Nations       Nations
                                             Capital     High Yield   International     Focused        Marsico       Marsico
                                             Growth        Bond           Value         Equities       Growth      21st Century
                                            Portfolio    Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                            (Class B)    (Class B)      (Class B)      (Class B)      (Class B)      (Class B)
                                           ----------   ------------  -------------   ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)          $     (869)  $  1,252,262  $      (9,470)  $   (535,555)  $   (76,955)  $   (16,984)
     Net realized gains (losses) from
         securities transactions               68,366      1,199,910        890,669        406,343        49,767        53,408
     Change in net unrealized appreciation
         (depreciation) of investments        (46,659)      (277,022)       497,142      4,331,322       628,478       190,616
                                           ----------   ------------  -------------   ------------   -----------   -----------
         Increase (decrease) in net assets
         from operations                       20,838      2,175,150      1,378,341      4,202,110       601,290       227,040
                                           ----------   ------------  -------------   ------------   -----------   -----------

From capital transactions:
     Net proceeds from units sold              83,199      7,966,024        106,860     14,629,460       876,145        52,547
     Cost of units redeemed                    (1,467)    (1,225,497)      (420,417)    (1,473,047)     (289,290)      (26,917)
     Annuity benefit payments                       0              0              0              0             0             0
     Net transfers                           (990,020)     1,404,932       (436,550)     5,406,480     1,688,476       125,705
     Contract maintenance charge                    0         (1,902)        (1,071)        (3,970)         (677)         (176)
                                           ----------   ------------  -------------   ------------   -----------   -----------
         Increase (decrease) in net assets
         from capital transactions           (908,288)     8,143,557       (751,178)    18,558,923     2,274,654       151,159
                                           ----------   ------------  -------------   ------------   -----------   -----------

Increase (decrease) in net assets            (887,450)    10,318,707        627,163     22,761,033     2,875,944       378,199
Net assets at beginning of period             887,450     16,287,265      7,229,153     23,341,858     3,174,634       920,735
                                           ----------   ------------  -------------   ------------   -----------   -----------
Net assets at end of period                $        0   $ 26,605,972  $   7,856,316   $ 46,102,891   $ 6,050,578   $ 1,298,934
                                           ==========   ============  =============   ============   ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                              Nations
                                              Marsico         Nations       Nations
                                           International      MidCap         Small        Nations         Asset          Global
                                           Opportunities      Growth        Company        Value        Allocation       Growth
                                             Portfolio       Portfolio     Portfolio     Portfolio         Fund           Fund
                                             (Class B)       (Class B)     (Class B)     (Class B)      (Class 2)      (Class 2)
                                           -------------   -----------    -----------   -----------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)          $     (43,150)  $   (30,940)   $   (55,377)  $    (6,989)   $     636,805  $  (1,392,744
     Net realized gains (losses) from
         securities transactions                  83,391        41,730         89,988        63,511          110,248        407,874
     Change in net unrealized appreciation
         (depreciation) of investments           559,858       200,469        258,238       552,812        5,478,034     18,296,083
                                           -------------   -----------    -----------   -----------    -------------  -------------
         Increase (decrease) in net assets
         from operations                         600,099       211,259        292,849       609,334        6,225,087     17,311,213
                                           -------------   -----------    -----------   -----------    -------------  -------------

From capital transactions:
     Net proceeds from units sold              1,485,502       115,054        341,038     1,328,922        5,810,543     59,331,689
     Cost of units redeemed                     (200,276)     (258,609)      (334,992)     (466,137)      (5,321,041)    (6,038,488
     Annuity benefit payments                          0             0              0             0                0              0
     Net transfers                             1,057,377      (111,432)       180,494       995,877       36,199,011     62,476,250
     Contract maintenance charge                    (483)         (302)          (382)         (676)         (34,736)       (24,229
                                           -------------   -----------    -----------   -----------    -------------  -------------
         Increase (decrease) in net assets
         from capital transactions             2,342,120      (255,289)       186,158     1,857,986       36,653,777    115,745,222
                                           -------------   -----------    -----------   -----------    -------------  -------------

Increase (decrease) in net assets              2,942,219       (44,030)       479,007     2,467,320       42,878,864    133,056,435
Net assets at beginning of period              2,283,113     2,026,521      3,430,944     3,691,238       63,156,767     61,333,079
                                           -------------   -----------    -----------   -----------    -------------  -------------
Net assets at end of period                $   5,225,332   $ 1,982,491    $ 3,909,951   $ 6,158,558    $ 106,035,631  $ 194,389,514
                                           =============   ===========    ===========   ===========    =============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                              Growth         Asset          Cash                        Growth-
                                               Growth         Income       Allocation    Management      Growth         Income
                                                Fund           Fund          Fund           Fund          Fund           Fund
                                              (Class 2)      (Class 2)     (Class 3)      (Class 3)     (Class 3)      (Class 3)
                                            -------------  -------------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $  (3,840,988) $  (1,562,543) $  2,556,072  $    (29,441) $  (3,834,948) $   4,546,113
     Net realized gains (losses) from
         securities transactions                  943,668      1,244,392    (1,810,757)     (721,053)   (28,596,826)   (17,747,418)
     Change in net unrealized appreciation
         (depreciation) of investments         37,042,578     32,399,996     4,743,987       637,440     77,359,789     56,405,679
                                            -------------  -------------  ------------  ------------  -------------  -------------
         Increase (decrease) in net assets
            from operations                    34,145,258     32,081,845     5,489,302      (113,054)    44,928,015     43,204,374
                                            -------------  -------------  ------------  ------------  -------------  -------------
From capital transactions:
     Net proceeds from units sold             108,083,880    123,238,504       994,292       154,489      3,717,044      4,196,224
     Cost of units redeemed                   (14,772,004)   (17,974,880)  (13,215,407)   (8,591,969)   (83,713,535)   (97,050,907)
     Annuity benefit payments                      (6,628)        (7,289)     (312,099)     (202,763)    (2,627,473)    (3,166,388)
     Net transfers                            104,461,542    123,575,120     3,952,197     4,976,518     (9,003,235)       311,003
     Contract maintenance charge                  (68,953)       (84,857)      (63,471)      (59,209)       (93,428)      (113,555)
                                            -------------  -------------  ------------  ------------  -------------  -------------
         Increase (decrease) in net assets
            from capital transactions         197,697,837    228,746,598    (8,644,488)   (3,722,934)   (91,720,627)   (95,823,623)
                                            -------------  -------------  ------------  ------------  -------------  -------------

Increase (decrease) in net assets             231,843,095    260,828,443    (3,155,186)   (3,835,988)   (46,792,612)   (52,619,249)
Net assets at beginning of period             173,093,030    206,073,341    84,126,831    23,692,911    559,902,919    587,583,397
                                            -------------  -------------  ------------  ------------  -------------  -------------
Net assets at end of period                 $ 404,936,125  $ 466,901,784  $ 80,971,645  $ 19,856,923  $ 513,110,307  $ 534,964,148
                                            =============  =============  ============  ============  =============  =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Unaudited)
                                   (continued)

                                                                             U.S.
                                                                         Government/
                                            High-Income                   AAA-Rated        Growth         Mid Cap
                                               Bond       International   Securities     and Income        Value
                                               Fund           Fund           Fund         Portfolio      Portfolio
                                             (Class 3)      (Class 3)      (Class 3)      (Class VC)     (Class VC)
                                            ------------  -------------  ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $  5,590,773  $   1,199,705  $  4,279,643   $    (530,480)  $   (688,716)
     Net realized gains (losses) from
         securities transactions              (2,913,528)    (5,602,768)   (1,360,353)      1,608,128      1,827,429
     Change in net unrealized appreciation
         (depreciation) of investments           746,292     20,839,420    (2,014,911)     12,779,183     12,704,197
                                            ------------  -------------  ------------   -------------   ------------
         Increase (decrease) in net assets
            from operations                    3,423,537     16,436,357       904,379      13,856,831     13,842,910
                                            ------------  -------------  ------------   -------------   ------------

From capital transactions:
     Net proceeds from units sold                471,170        995,802       259,960      32,272,142      3,424,342
     Cost of units redeemed                   (8,514,368)   (19,397,007)   (8,860,929)     (4,894,473)    (4,217,468)
     Annuity benefit payments                   (285,855)      (381,915)     (358,556)              0         (6,588)
     Net transfers                            (2,456,927)     1,647,723    (4,413,809)     36,983,831     40,830,869
     Contract maintenance charge                 (70,289)       (79,894)      (67,318)        (28,482)       (21,447)
                                            ------------  -------------  ------------   -------------   ------------
         Increase (decrease) in net assets
           from capital transactions         (10,856,269)   (17,215,291)  (13,440,652)     64,333,018      40,009,708
                                            ------------  -------------  ------------   -------------   ------------

Increase (decrease) in net assets             (7,432,732)      (778,934)  (12,536,273)     78,189,849     53,852,618
Net assets at beginning of period             52,459,226    113,895,501    55,586,852      74,869,034     39,325,869
                                            ------------  -------------  ------------   -------------   ------------
Net assets at end of period                 $ 45,026,494  $ 113,116,567  $ 43,050,579   $ 153,058,883   $ 93,178,487
                                            ============  =============  ============   =============   ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.    ORGANIZATION

      Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following Variable Annuity products:
      Pathway, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II and Polaris Advisor. Polaris Advisor was launched on November 11, 2002. Polaris Platinum II and Polaris Choice II were launched on September 30, 2002. Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III were launched in the prior fiscal year on the following dates: July 9, 2001 for Polaris Platinum and WM Diversified Strategies, July 23, 2001 for Polaris Protector, and November 5, 2001 for Polaris Choice and WM Diversified Strategies III. The products offer investments in different classes of shares of the portfolios of the Anchor Series Trust (the "Anchor Trust"), SunAmerica Series Trust (the "SunAmerica Trust") and WM Variable Trust (the "WM Trust"). The primary difference between the classes is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, and the Class 2 shares in the WM Trust and the Class 3 shares of the Anchor Series Trust and SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The Separate Account is composed of a total of 161 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Trust, (2) the eighty-five currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Trust, (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the Van Kampen Trust), (4) the thirty-four currently available Class 1 and Class 2 investment portfolios of the WM Trust, (5) the eleven currently available Class B investment portfolios of the Nations Separate Account Trust (Nations Trust), (6) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the American Series), or (7) the two currently available funds of the Lord Abbett Series Fund, Inc. (the Lord Abbett Fund). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, the Nations Trust, the American Series, and the Lord Abbett Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

      On January 20, 2004, the portfolios of the Anchor Pathway Fund ("Pathway Fund") were substituted for those in the American Series. On that date, the Variable Accounts that invested in portfolios of Pathway Fund exchanged their shares in the portfolios of the American Series, for shares with an equal value in similar portfolios of the American Series. The unit value of each Variable Account remained the same. The substitution was a tax-free reorganization.

Predecessor Pathway Fund Portfolio              Current American Series Portfolio
-----------------------------------             ---------------------------------
Growth Series                                   Growth Fund
International Series                            International Fund
Growth-Income Series                            Growth-Income Fund
Asset Allocation Series                         Asset Allocation Fund
High-Yield Bond Series                          High-Income Bond Fund
U.S. Government/AAA-Rated Securities Series     U.S. Government/AAA-Rated
                                                Securities Fund
Cash Management Series                          Cash Management Fund

      Prior to May 1, 2004, the Small Cap Growth Fund was named Small Cap Stock Fund. On January 23, 2004 the Nations Capital Growth Portfolio was merged into the Nations Marsico Growth Portfolio.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. There are no contract maintenance charges under the Polaris Advisor contract.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: Pathway, 1.15% or 1.25%; Polaris, 1.37%; Polaris II, 1.37% or 1.62%; PolarisAmerica, 1.37% or 1.62%; Polaris Platinum, 1.37% or 1.62%; WM Diversified Strategies, 1.25%, 1.40% or 1.65%; Polaris Protector, 1.37% or 1.62%; Polaris Choice, 1.37%, 1.57% or 1.82%; WM Diversified Strategies III, 1.40%, 1.55% or 1.80%; Polaris Platinum II, 1.37% or 1.62%; Polaris Choice II, 1.37%, 1.57% or 1.82%; Polaris Advisor, 1.37%, 1.57% or 1.82%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

3.    CHARGES AND DEDUCTIONS (continued)

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Platinum II, Polaris II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is from 0% to 0.45% of the Income Benefit Base, deducted annually from the contract value, and is recorded as redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

      CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.10% to 0.65% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME REWARDS FEE: The optional Income Rewards feature offered in Polaris Platinum, Polaris Protector, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides guaranteed withdrawals over a minimum number of years that, in total, equal at least the initial purchase payment adjusted for withdrawals. The fee is from 0.45% to 0.65% of purchase payments adjusted for withdrawals. It is deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

3.    CHARGES AND DEDUCTIONS (continued)

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2004 consist of the following:

                                                            Cost of Shares     Proceeds from
               Variable Accounts                               Acquired         Shares Sold
------------------------------------------------            --------------     --------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                        $   14,986,889     $   66,564,967
Capital Appreciation Portfolio (Class 1)                        26,146,363        158,830,554
Government and Quality Bond Portfolio (Class 1)                 29,975,664        125,713,718
Growth Portfolio (Class 1)                                      31,028,256         69,893,708
Natural Resources Portfolio (Class 1)                           22,534,014         17,048,223
Asset Allocation Portfolio (Class 2)                             6,958,867          2,454,177
Capital Appreciation Portfolio (Class 2)                        24,407,127         11,497,175
Government and Quality Bond Portfolio (Class 2)                 31,435,406         27,964,620
Growth Portfolio (Class 2)                                      18,308,710          7,139,610
Natural Resources Portfolio (Class 2)                            9,539,053          4,120,356
Asset Allocation Portfolio (Class 3)                             9,938,775          1,535,298
Capital Appreciation Portfolio (Class 3)                       100,020,194          1,833,276
Government and Quality Bond Portfolio (Class 3)                120,417,641         15,090,231
Growth Portfolio (Class 3)                                      57,133,038          1,448,710
Natural Resources Portfolio (Class 3)                           15,620,312          3,167,816

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                       $   43,081,445     $   70,230,279
Alliance Growth Portfolio (Class 1)                             22,478,507        215,447,002
Blue Chip Growth Portfolio (Class 1)                             5,655,523          8,736,384
Cash Management Portfolio (Class 1)                            236,034,430        277,929,504
Corporate Bond Portfolio (Class 1)                              21,001,566         48,105,966
Davis Venture Value Portfolio (Class 1)                         21,895,872        256,461,484
"Dogs" of Wall Street Portfolio (Class 1)                        9,063,794         21,434,211
Emerging Markets Portfolio (Class 1)                            15,759,076         25,435,339
Federated American Leaders Portfolio (Class 1)                   6,967,545         33,930,683

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                            Cost of Shares     Proceeds from
               Variable Accounts                               Acquired         Shares Sold
------------------------------------------------            --------------     --------------
SUNAMERICA TRUST (continued):
Global Bond Portfolio (Class 1)                             $    4,951,339     $   20,380,855
Global Equities Portfolio (Class 1)                              1,909,907         45,623,770
Goldman Sachs Research Portfolio (Class 1)                       2,711,398          7,826,126
Growth-Income Portfolio (Class 1)                                7,188,999        156,085,144
Growth Opportunities Portfolio (Class 1)                         4,816,403         15,544,535
High-Yield Bond Portfolio (Class 1)                             65,795,546        110,634,342
International Diversified Equities Portfolio (Class 1)          22,154,001         46,724,083
International Growth & Income Portfolio (Class 1)               19,460,945         30,447,538
Marsico Growth Portfolio (Class 1)                               5,398,876         20,962,083
MFS Massachusetts Investors Trust Portfolio (Class 1)            5,209,777         42,794,916
MFS Mid-Cap Growth Portfolio (Class 1)                          25,275,103         51,634,102
MFS Total Return Portfolio (Class 1)                            15,341,299         68,728,495
Putnam Growth: Voyager Portfolio (Class 1)                       1,519,031         49,593,320
Real Estate Portfolio (Class 1)                                 23,740,715         28,484,694
SunAmerica Balanced Portfolio (Class 1)                          4,447,959         40,459,701
Technology Portfolio (Class 1)                                  14,859,096         29,236,276
Telecom Utility Portfolio (Class 1)                              5,662,973          8,611,564
Worldwide High Income Portfolio (Class 1)                        9,928,481         19,486,106
Aggressive Growth Portfolio (Class 2)                            5,503,290          6,093,240
Alliance Growth Portfolio (Class 2)                             14,643,259          9,589,377
Blue Chip Growth Portfolio (Class 2)                             2,839,318          2,890,048
Cash Management Portfolio (Class 2)                             54,501,764         53,770,315
Corporate Bond Portfolio (Class 2)                              16,017,907          9,441,533
Davis Venture Value Portfolio (Class 2)                         38,312,264         14,312,336
"Dogs" of Wall Street Portfolio (Class 2)                        4,622,610          2,726,685
Emerging Markets Portfolio (Class 2)                             6,390,600          2,570,721
Federated American Leaders Portfolio (Class 2)                   4,503,293          3,546,326
Foreign Value Portfolio (Class 2)                               26,762,659          3,270,176
Global Bond Portfolio (Class 2)                                  5,089,649          3,823,009
Global Equities Portfolio (Class 2)                              1,528,868          3,456,482
Goldman Sachs Research Portfolio (Class 2)                         646,622            823,151
Growth-Income Portfolio (Class 2)                                4,311,404          8,687,439
Growth Opportunities Portfolio (Class 2)                         1,378,926          2,059,900
High-Yield Bond Portfolio (Class 2)                             17,366,587         17,232,955
International Diversified Equities Portfolio (Class 2)          19,759,702          4,007,805
International Growth & Income Portfolio (Class 2)                7,462,719          4,842,582

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of Shares   Proceeds from
               Variable Accounts                             Acquired        Shares Sold
------------------------------------------------           --------------   -------------
SUNAMERICA TRUST (continued):
Marsico Growth Portfolio (Class 2)                         $    8,381,096   $  7,503,878
MFS Massachusetts Investors Trust Portfolio (Class 2)           5,973,307      5,140,491
MFS Mid-Cap Growth Portfolio (Class 2)                         12,592,665     10,587,327
MFS Total Return Portfolio (Class 2)                           15,305,127     18,444,533
Putnam Growth: Voyager Portfolio (Class 2)                        781,968      2,644,988
Real Estate Portfolio (Class 2)                                 9,837,236      6,705,204
Small & Mid Cap Value Portfolio (Class 2)                      23,265,624      3,482,982
SunAmerica Balanced Portfolio (Class 2)                         4,340,073      5,039,322
Technology Portfolio (Class 2)                                  4,873,576      5,208,661
Telecom Utility Portfolio (Class 2)                             1,197,900        585,740
Worldwide High Income Portfolio (Class 2)                       3,197,178      1,994,463
Aggressive Growth Portfolio (Class 3)                           5,911,264      2,335,546
Alliance Growth Portfolio (Class 3)                            41,346,113        896,119
Blue Chip Growth Portfolio (Class 3)                            6,753,147      2,664,737
Cash Management Portfolio (Class 3)                           134,933,795     87,531,265
Corporate Bond Portfolio (Class 3)                             67,263,989     10,164,319
Davis Venture Value Portfolio (Class 3)                       129,778,780      4,871,282
"Dogs" of Wall Street Portfolio (Class 3)                       7,870,838      1,820,275
Emerging Markets Portfolio (Class 3)                            9,935,106      2,644,607
Federated American Leaders Portfolio (Class 3)                 23,040,720      1,386,576
Foreign Value Portfolio (Class 3)                             105,229,687      4,928,100
Global Bond Portfolio (Class 3)                                12,308,457      3,184,371
Global Equities Portfolio (Class 3)                             5,707,126      1,931,098
Goldman Sachs Research Portfolio (Class 3)                        903,857        193,605
Growth-Income Portfolio (Class 3)                              11,212,921      3,332,616
Growth Opportunities Portfolio (Class 3)                        2,504,478        915,455
High-Yield Bond Portfolio (Class 3)                            53,483,051     38,468,940
International Diversified Equities Portfolio (Class 3)         60,218,776      4,349,761
International Growth & Income Portfolio (Class 3)              21,884,212      4,676,673
Marsico Growth Portfolio (Class 3)                             10,947,160      2,426,147
MFS Massachusetts Investors Trust Portfolio (Class 3)          16,917,602      1,449,883
MFS Mid-Cap Growth Portfolio (Class 3)                         29,464,209      7,240,549
MFS Total Return Portfolio (Class 3)                           75,867,666      5,626,359
Putnam Growth: Voyager Portfolio (Class 3)                      1,566,142        887,623
Real Estate Portfolio (Class 3)                                20,691,318      6,226,754
Small & Mid Cap Value Portfolio (Class 3)                      76,832,655      3,620,238

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                              Cost of Shares   Proceeds from
Variable Accounts                                Acquired       Shares Sold
-----------------------------------------     --------------   -------------
SUNAMERICA TRUST (continued):
SunAmerica Balanced Portfolio (Class 3)       $    7,552,476   $  1,700,066
Technology Portfolio (Class 3)                     7,483,302      3,712,209
Telecom Utility Portfolio (Class 3)                   55,733         22,409
Worldwide High Income Portfolio (Class 3)          2,084,500      1,606,097

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                            $   91,718,761   $ 12,695,217
Emerging Growth Portfolio                          7,686,660      5,451,520
Growth and Income Portfolio                      107,565,399      9,207,810

WM TRUST:
Balanced Portfolio (Class 1)                  $   38,224,319   $ 10,474,840
Conservative Balanced Portfolio (Class 1)          5,507,069      2,516,623
Conservative Growth Portfolio (Class 1)           13,354,150      7,683,686
Equity Income Fund (Class 1)                       3,847,277      1,923,786
Flexible Income Portfolio (Class 1)               12,902,235      5,598,710
Growth Fund (Class 1)                                212,678        174,800
Growth & Income Fund (Class 1)                     1,741,136        732,303
Income Fund (Class 1)                              2,784,366      2,861,042
International Growth Fund (Class 1)                  324,265         43,524
Mid Cap Stock Fund (Class 1)                       2,002,457        306,368
Money Market Fund (Class 1)                        3,119,163      3,419,494
REIT Fund (Class 1)                                  624,535        113,085
Short Term Income Fund (Class 1)                   1,159,954      1,657,713
Small Cap Growth Fund (Class 1)                      870,001        276,354
Strategic Growth Portfolio (Class 1)               5,882,818      2,318,424
U.S. Government Securities Fund (Class 1)          2,034,237      7,142,507
West Coast Equity Fund (Class 1)                   3,273,055      1,122,249
Balanced Portfolio (Class 2)                      49,867,284      5,026,526
Conservative Balanced Portfolio (Class 2)          8,893,505      1,390,020
Conservative Growth Portfolio (Class 2)           19,909,854      3,742,698
Equity Income Fund (Class 2)                       7,253,092      1,329,801
Flexible Income Portfolio (Class 2)               30,524,325      2,945,700
Growth Fund (Class 2)                                524,030        567,678
Growth & Income Fund (Class 2)                       971,596        535,936
Income Fund (Class 2)                              7,687,061      5,493,169

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                          Cost of Shares   Proceeds from
            Variable Accounts                                Acquired       Shares Sold
-----------------------------------------                 --------------   -------------
WM TRUST (continued):
International Growth Fund (Class 2)                       $       86,270   $     13,835
Mid Cap Stock Fund  (Class 2)                                  1,030,258        236,606
Money Market Fund (Class 2)                                    6,155,909      3,857,687
REIT Fund (Class 2)                                              223,900         59,741
Short Term Income Fund (Class 2)                               3,568,137      2,604,251
Small Cap Growth Fund (Class 2)                                  729,263        604,114
Strategic Growth Portfolio (Class 2)                           7,313,073      1,584,919
U.S. Government Securities Fund (Class 2)                      2,018,691      5,444,014
West Coast Equity Fund (Class 2)                               3,149,428      1,085,458

NATIONS TRUST (Class B):
Nations Asset Allocation Portfolio                        $      338,438   $    221,375
Nations Capital Growth Portfolio                                 103,994      1,013,151
Nations High Yield Bond Portfolio                             14,564,292      4,343,427
Nations International Value Portfolio                          1,046,488      1,212,429
Nations Marsico Focused Equities Portfolio                    21,434,689      3,411,321
Nations Marsico Growth & Income Portfolio                      2,762,896        565,197
Nations Marsico 21st Century Portfolio                           384,414        250,239
Nations Marsico International Opportunities Portfolio          2,811,720        504,660
Nations MidCap Growth Portfolio                                  320,799        607,028
Nations Small Company Portfolio                                  789,902        659,121
Nations Value Portfolio                                        2,443,999        593,002

AMERICAN SERIES:
Asset Allocation Fund (Class 2)                           $   38,531,601   $  1,241,019
Global Growth Fund (Class 2)                                 120,663,332      6,310,854
Growth Fund (Class 2)                                        207,481,301     13,624,452
Growth-Income Fund (Class 2)                                 241,233,513     14,049,458
Asset Allocation Fund (Class 3)                                7,339,219     13,427,636
Cash Management Fund (Class 3)                                17,661,396     21,413,771
Growth Fund (Class 3)                                          6,813,467    102,369,042
Growth-Income Fund (Class 3)                                  12,901,241    104,178,752
High-Income Bond Fund (Class 3)                                8,607,854     13,873,350
International Fund (Class 3)                                   5,056,306     21,071,892
U.S. Government/AAA-Rated Securities Fund (Class 3)            6,412,085     15,573,093

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                          Cost of Shares   Proceeds from
     Variable Accounts                                       Acquired       Shares Sold
----------------------------                              --------------   -------------
LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                               $   69,559,831   $   4,538,317
Mid Cap Value Portfolio                                       44,693,374       4,111,126

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

5. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                          Government
                                                Asset        Capital         and                       Natural      Asset
                                             Allocation   Appreciation   Quality Bond     Growth     Resources   Allocation
                                              Portfolio     Portfolio      Portfolio     Portfolio   Portfolio    Portfolio
                                              (Class 1)     (Class 1)      (Class 1)     (Class 1)   (Class 1)    (Class 2)
                                             -----------  -------------  -------------  -----------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0              0              0            0           0            0
      Units redeemed                                  0              0              0            0           0            0
      Units transferred                               0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0              0              0            0           0            0
Beginning units                                       0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0              0              0            0           0            0
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.40%:
      Units sold                                      0              0              0            0           0            0
      Units redeemed                                  0              0              0            0           0            0
      Units transferred                               0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0              0              0            0           0            0
Beginning units                                       0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0              0              0            0           0            0
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.52% (1):
      Units sold                                      0              0              0            0           0      161,017
      Units redeemed                                  0              0              0            0           0      (12,703)
      Units transferred                               0              0              0            0           0       51,914
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0              0              0            0           0      200,228
Beginning units                                       0              0              0            0           0      329,270
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0              0              0            0           0      529,498
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.52% (2):
      Units sold                                106,162        217,125        217,111      108,892      33,439            0
      Units redeemed                         (2,916,536)    (3,039,945)    (3,561,046)  (1,620,131)   (550,495)           0
      Units transferred                         162,874       (713,376)    (2,901,232)     192,434     660,954            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding     (2,647,500)    (3,536,196)    (6,245,167)  (1,318,805)    143,898            0
Beginning units                              19,681,721     26,581,037     27,089,860   13,988,408   3,929,421            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                 17,034,221     23,044,841     20,844,693   12,669,603   4,073,319            0
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.52% (3):
      Units sold                                      0          1,189            128            0           0            0
      Units redeemed                                  0        (38,617)       (71,204)           0           0            0
      Units transferred                               0            179        (42,965)           0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0        (37,249)      (114,041)           0           0            0
Beginning units                                       0        470,167        534,921            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0        432,918        420,880            0           0            0
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.52% (4):
      Units sold                                      0              0              0            0           0          206
      Units redeemed                                  0              0              0            0           0      (14,335)
      Units transferred                               0              0              0            0           0        2,630
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0              0              0            0           0      (11,499)
Beginning units                                       0              0              0            0           0       46,563
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0              0              0            0           0       35,064
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.55% (5):
      Units sold                                      0              0              0            0           0            0
      Units redeemed                                  0              0              0            0           0            0
      Units transferred                               0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0              0              0            0           0            0
Beginning units                                       0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0              0              0            0           0            0
                                             ==========     ==========     ==========   ==========   =========      =======
Contracts With Total Expenses of 1.55% (6):
      Units sold                                      0              0              0            0           0            0
      Units redeemed                                  0              0              0            0           0            0
      Units transferred                               0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Increase (decrease) in units outstanding              0              0              0            0           0            0
Beginning units                                       0              0              0            0           0            0
                                             ----------     ----------     ----------   ----------   ---------      -------
Ending units                                          0              0              0            0           0            0
                                             ==========     ==========     ==========   ==========   =========      =======

                                                            Government
                                               Capital          and                       Natural       Asset      Capital
                                             Appreciation  Quality Bond      Growth      Resources   Allocation  Appreciation
                                              Portfolio      Portfolio     Portfolio     Portfolio   Portfolio    Portfolio
                                              (Class 2)      (Class 2)     (Class 2)     (Class 2)   (Class 3)    (Class 3)
                                             -----------   -------------  ------------  -----------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                        0              0           0           0            0              0
      Units redeemed                                    0              0           0           0            0              0
      Units transferred                                 0              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding                0              0           0           0            0              0
Beginning units                                         0              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                            0              0           0           0            0              0
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.40%:
      Units sold                                    2,470              0           0           0            0              0
      Units redeemed                               (4,587)             0           0           0            0              0
      Units transferred                            35,122              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding           33,005              0           0           0            0              0
Beginning units                                    40,276              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                       73,281              0           0           0            0              0
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                  387,850        882,472     415,568     103,847            0        992,226
      Units redeemed                             (116,215)      (391,310)    (96,565)    (21,725)           0        (85,819)
      Units transferred                           113,560       (256,256)    120,190      87,918            0        453,202
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding          385,195        234,906     439,193     170,040            0      1,359,609
Beginning units                                 2,120,302      5,740,302   1,722,000     401,282            0      1,159,548
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                    2,505,497      5,975,208   2,161,193     571,322            0      2,519,157
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                        0              0           0           0            0              0
      Units redeemed                                    0              0           0           0            0              0
      Units transferred                                 0              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding                0              0           0           0            0              0
Beginning units                                         0              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                            0              0           0           0            0              0
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                        0              0           0           0            0              0
      Units redeemed                                    0              0           0           0            0              0
      Units transferred                                 0              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding                0              0           0           0            0              0
Beginning units                                         0              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                            0              0           0           0            0              0
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                      894          2,673         950          61       72,791        414,563
      Units redeemed                               (2,681)       (11,648)     (2,976)     (1,076)      (5,637)       (12,301)
      Units transferred                            (3,382)       (15,024)      1,072       1,309       17,793        121,744
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding           (5,169)       (23,999)       (954)        294       84,947        524,006
Beginning units                                    95,319        324,172      55,138      19,443       25,522        121,861
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                       90,150        300,173      54,184      19,737      110,469        645,867
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                      529              0           0           0            0              0
      Units redeemed                               (2,608)             0           0           0            0              0
      Units transferred                             3,816              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding            1,737              0           0           0            0              0
Beginning units                                    31,000              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                       32,737              0           0           0            0              0
                                                =========      =========   =========     =======      =======      =========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                    4,741              0           0           0            0              0
      Units redeemed                               (2,498)             0           0           0            0              0
      Units transferred                            15,745              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Increase (decrease) in units outstanding           17,988              0           0           0            0              0
Beginning units                                    34,580              0           0           0            0              0
                                                ---------      ---------   ---------     -------      -------      ---------
Ending units                                       52,568              0           0           0            0              0
                                                =========      =========   =========     =======      =======      =========

                                             Government
                                                and                       Natural   Aggressive   Alliance    Blue Chip       Cash
                                            Quality Bond     Growth      Resources    Growth      Growth      Growth      Management
                                              Portfolio     Portfolio    Portfolio  Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 3)     (Class 3)    (Class 3)  (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                            ------------   ------------  --------- -----------  ----------  ----------   -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0           0           0            0            0           0            0
      Units redeemed                                   0           0           0            0            0           0            0
      Units transferred                                0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0           0           0            0            0           0            0
Beginning units                                        0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                           0           0           0            0            0           0            0
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.40%:
      Units sold                                       0           0           0            0            0           0            0
      Units redeemed                                   0           0           0            0            0           0            0
      Units transferred                                0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0           0           0            0            0           0            0
Beginning units                                        0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                           0           0           0            0            0           0            0
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (1):
      Units sold                               2,341,006     765,798     178,495            0            0           0            0
      Units redeemed                            (318,340)    (73,989)     (8,522)           0            0           0            0
      Units transferred                          788,541     320,109      67,895            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding       2,811,207   1,011,918     237,868            0            0           0            0
Beginning units                                3,984,131     890,267     166,766            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                   6,795,338   1,902,185     404,634            0            0           0            0
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                       0           0           0       95,550      213,084      60,463      376,149
      Units redeemed                                   0           0           0   (1,271,613)  (3,838,903)   (630,773)  (5,847,996)
      Units transferred                                0           0           0     (764,685)  (3,110,139)    139,271    2,324,970
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0           0           0   (1,940,748)  (6,735,958)   (431,039)  (3,146,877)
Beginning units                                        0           0           0   11,572,538   32,154,816   4,287,072   13,396,619
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                           0           0           0    9,631,790   25,418,858   3,856,033   10,249,742
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                       0           0           0            0        1,535           0            0
      Units redeemed                                   0           0           0       (2,842)     (20,229)    (12,487)     (18,605)
      Units transferred                                0           0           0         (206)       2,601      (1,140)      (1,012)
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0           0           0       (3,048)     (16,093)    (13,627)     (19,617)
Beginning units                                        0           0           0       43,121      182,614     119,325       68,361
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                           0           0           0       40,073      166,521     105,698       48,744
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                 852,381     246,572      63,874            0            0           0            0
      Units redeemed                             (50,134)     (8,812)       (643)           0            0           0            0
      Units transferred                          259,960      57,650      27,121            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding       1,062,207     295,410      90,352            0            0           0            0
Beginning units                                  609,421      89,400       9,577            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                   1,671,628     384,810      99,929            0            0           0            0
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                       0           0           0            0            0           0            0
      Units redeemed                                   0           0           0            0            0           0            0
      Units transferred                                0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0           0           0            0            0           0            0
Beginning units                                        0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                           0           0           0            0            0           0            0
                                               =========   =========     =======   ==========   ==========   =========   ==========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                       0           0           0            0            0           0            0
      Units redeemed                                   0           0           0            0            0           0            0
      Units transferred                                0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Increase (decrease) in units outstanding               0           0           0            0            0           0            0
Beginning units                                        0           0           0            0            0           0            0
                                               ---------   ---------     -------   ----------   ----------   ---------   ----------
Ending units                                           0           0           0            0            0           0            0
                                               =========   =========     =======   ==========   ==========   =========   ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

For the year ended December 31, 2004.

                                                                          Government
                                                 Asset       Capital          and                    Natural       Asset
                                              Allocation  Appreciation   Quality Bond   Growth      Resources    Allocation
                                              Portfolio     Portfolio      Portfolio   Portfolio    Portfolio    Portfolio
                                              (Class 1)    (Class 1)       (Class 1)   (Class 1)    (Class 1)    (Class 2)
                                             -----------  -------------  -------------  -----------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0              0              0           0            0            0
      Units redeemed                                  0              0              0           0            0            0
      Units transferred                               0              0              0           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0              0              0           0            0            0
Beginning units                                       0              0              0           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0              0              0           0            0            0
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.72% (4):
      Units sold                                      0              0              0           0            0        1,740
      Units redeemed                                  0              0              0           0            0       (4,875)
      Units transferred                               0              0              0           0            0       13,445
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0              0              0           0            0       10,310
Beginning units                                       0              0              0           0            0       82,132
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0              0              0           0            0       92,442
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.77% (7):
      Units sold                                      0              0              0           0            0        3,241
      Units redeemed                                  0              0              0           0            0       (1,393)
      Units transferred                               0              0              0           0            0        4,098
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0              0              0           0            0        5,946
Beginning units                                       0              0              0           0            0      114,393
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0              0              0           0            0      120,339
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.77% (2):
      Units sold                                      2          6,357          5,841       1,985       (3,373)           0
      Units redeemed                             (4,106)       (27,359)       (40,688)    (11,626)     (16,894)           0
      Units transferred                          (3,877)         3,976        (70,549)     13,566      (31,483)           0
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding         (7,981)       (17,026)      (105,396)      3,925      (51,750)           0
Beginning units                                  96,377        393,375        528,784     204,580      118,289            0
                                                 ------        -------        -------     -------      -------      -------
Ending units                                     88,396        376,349        423,388     208,505       66,539            0
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.77% (3):
      Units sold                                      0            184              0           0            0            0
      Units redeemed                                  0         (7,599)       (29,723)          0            0            0
      Units transferred                               0           (492)       (14,975)          0            0            0
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0         (7,907)       (44,698)          0            0            0
Beginning units                                       0        181,227        244,751           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0        173,320        200,053           0            0            0
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.80%:
      Units sold                                      0              0              0           0            0            0
      Units redeemed                                  0              0              0           0            0            0
      Units transferred                               0              0              0           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0              0              0           0            0            0
Beginning units                                       0              0              0           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0              0              0           0            0            0
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.95%:
      Units sold                                      0              0              0           0            0            0
      Units redeemed                                  0              0              0           0            0            0
      Units transferred                               0              0              0           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0              0              0           0            0            0
Beginning units                                       0              0              0           0            0            0
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0              0              0           0            0            0
                                                 ======        =======        =======     =======      =======      =======
Contracts With Total Expenses of 1.97% (4):
      Units sold                                      0              0              0           0            0          477
      Units redeemed                                  0              0              0           0            0       (2,573)
      Units transferred                               0              0              0           0            0        4,319
                                                 ------        -------        -------     -------      -------      -------
Increase (decrease) in units outstanding              0              0              0           0            0        2,223
Beginning units                                       0              0              0           0            0       49,872
                                                 ------        -------        -------     -------      -------      -------
Ending units                                          0              0              0           0            0       52,095
                                                 ======        =======        =======     =======      =======      =======

                                                            Government
                                                Capital        and                        Natural       Asset       Capital
                                             Appreciation  Quality Bond      Growth      Resources   Allocation  Appreciation
                                               Portfolio    Portfolio      Portfolio     Portfolio   Portfolio    Portfolio
                                               (Class 2)    (Class 2)      (Class 2)     (Class 2)    (Class 3)   (Class 3)
                                             -----------   ------------   ------------  -----------  ----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                        0              0           0           0            0              0
      Units redeemed                                 (488)             0           0           0            0              0
      Units transferred                             4,995              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding            4,507              0           0           0            0              0
Beginning units                                    16,227              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Ending units                                       20,734              0           0           0            0              0
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.72% (4):
      Units sold                                    2,685          5,733       1,872       1,860      215,514        653,793
      Units redeemed                               (5,432)       (26,316)     (6,408)     (1,880)     (15,178)       (20,761)
      Units transferred                             2,429        (17,633)        579      (6,137)      95,297        213,718
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding             (318)       (38,216)     (3,957)     (6,157)     295,633        846,750
Beginning units                                   171,809        371,227      80,754      34,514      109,338        282,999
                                                  -------        -------      ------      ------      -------        -------
Ending units                                      171,491        333,011      76,797      28,357      404,971      1,129,749
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.77% (7):
      Units sold                                   20,603         54,184      25,215       2,600            0        109,252
      Units redeemed                              (40,225)      (117,061)    (19,423)     (5,029)           0        (10,447)
      Units transferred                             5,596       (141,105)      2,916      53,715            0         41,281
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding          (14,026)      (203,982)      8,708      51,286            0        140,086
Beginning units                                   406,094      1,146,980     335,658     104,640            0        137,361
                                                  -------        -------      ------      ------      -------        -------
Ending units                                      392,068        942,998     344,366     155,926            0        277,447
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.77% (2):
      Units sold                                        0              0           0           0            0              0
      Units redeemed                                    0              0           0           0            0              0
      Units transferred                                 0              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding                0              0           0           0            0              0
Beginning units                                         0              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Ending units                                            0              0           0           0            0              0
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.77% (3):
      Units sold                                        0              0           0           0            0              0
      Units redeemed                                    0              0           0           0            0              0
      Units transferred                                 0              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding                0              0           0           0            0              0
Beginning units                                         0              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Ending units                                            0              0           0           0            0              0
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.80%:
      Units sold                                        0              0           0           0            0              0
      Units redeemed                               (2,466)             0           0           0            0              0
      Units transferred                            11,875              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding            9,409              0           0           0            0              0
Beginning units                                    19,710              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Ending units                                       29,119              0           0           0            0              0
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.95%:
      Units sold                                       73              0           0           0            0              0
      Units redeemed                               (3,297)             0           0           0            0              0
      Units transferred                             1,067              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding           (2,157)             0           0           0            0              0
Beginning units                                     9,532              0           0           0            0              0
                                                  -------        -------      ------      ------      -------        -------
Ending units                                        7,375              0           0           0            0              0
                                                  =======        =======      ======      ======      =======        =======
Contracts With Total Expenses of 1.97% (4):
      Units sold                                      463          4,280         264           0       14,949         70,596
      Units redeemed                               (1,557)        (4,622)       (226)       (140)        (533)        (1,775)
      Units transferred                               (76)          (434)      4,071         664        3,538         19,146
                                                  -------        -------      ------      ------      -------        -------
Increase (decrease) in units outstanding           (1,170)          (776)      4,109         524       17,954         87,967
Beginning units                                    49,851        121,397      17,080       5,838        6,017         39,268
                                                  -------        -------      ------      ------      -------        -------
Ending units                                       48,681        120,621      21,189       6,362       23,971        127,235
                                                  =======        =======      ======      ======      =======        =======

                                             Government
                                                and                    Natural     Aggressive    Alliance   Blue Chip      Cash
                                            Quality Bond    Growth    Resources      Growth       Growth      Growth     Management
                                              Portfolio   Portfolio   Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 3)   (Class 3)   (Class 3)    (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                            ------------- ----------- -----------  -----------  ----------  -----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                       0           0           0            0           0            0            0
      Units redeemed                                   0           0           0            0           0            0            0
      Units transferred                                0           0           0            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding               0           0           0            0           0            0            0
Beginning units                                        0           0           0            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                           0           0           0            0           0            0            0
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.72% (4):
      Units sold                               1,529,709     495,099     113,712            0           0            0            0
      Units redeemed                            (131,612)    (16,763)    (12,981)           0           0            0            0
      Units transferred                          271,836     157,948      19,428            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding       1,669,933     636,284     120,159            0           0            0            0
Beginning units                                1,545,706     230,864      60,147            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                   3,215,639     867,148     180,306            0           0            0            0
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.77% (7):
      Units sold                                 255,315      78,010      23,277            0           0            0            0
      Units redeemed                             (46,221)     (9,499)     (2,380)           0           0            0            0
      Units transferred                           28,746      37,219      29,344            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding         237,840     105,730      50,241            0           0            0            0
Beginning units                                  497,760     104,691      33,063            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                     735,600     210,421      83,304            0           0            0            0
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.77% (2):
      Units sold                                       0           0           0          232       1,336          629        8,848
      Units redeemed                                   0           0           0       (7,007)    (20,882)     (10,037)     (69,914)
      Units transferred                                0           0           0      (30,231)    (25,430)     (11,572)      45,633
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding               0           0           0      (37,006)    (44,976)     (20,980)     (15,433)
Beginning units                                        0           0           0      145,856     336,505      184,797      199,902
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                           0           0           0      108,850     291,529      163,817      184,469
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.77% (3):
      Units sold                                       0           0           0            0         228            0            0
      Units redeemed                                   0           0           0         (816)     (8,126)      (3,901)      (9,320)
      Units transferred                                0           0           0       (1,397)      4,386           87       31,387
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding               0           0           0       (2,213)     (3,512)      (3,814)      22,067
Beginning units                                        0           0           0       19,472     104,650       25,262       41,168
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                           0           0           0       17,259     101,138       21,448       63,235
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.80%:
      Units sold                                       0           0           0            0           0            0            0
      Units redeemed                                   0           0           0            0           0            0            0
      Units transferred                                0           0           0            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding               0           0           0            0           0            0            0
Beginning units                                        0           0           0            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                           0           0           0            0           0            0            0
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.95%:
      Units sold                                       0           0           0            0           0            0            0
      Units redeemed                                   0           0           0            0           0            0            0
      Units transferred                                0           0           0            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding               0           0           0            0           0            0            0
Beginning units                                        0           0           0            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                           0           0           0            0           0            0            0
                                               =========     =======     =======      =======     =======      =======      =======
Contracts With Total Expenses of 1.97% (4):
      Units sold                                 138,110      40,156       8,190            0           0            0            0
      Units redeemed                             (13,991)     (1,688)       (219)           0           0            0            0
      Units transferred                           65,798      13,446       2,907            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Increase (decrease) in units outstanding         189,917      51,914      10,878            0           0            0            0
Beginning units                                  132,102      31,095         548            0           0            0            0
                                               ---------     -------     -------      -------     -------      -------      -------
Ending units                                     322,019      83,009      11,426            0           0            0            0
                                               =========     =======     =======      =======     =======      =======      =======

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIBALE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.


                                                                 Davis                                      Federated
                                                 Corporate      Venture         "Dogs" of       Emerging    American       Global
                                                   Bond          Value         Wall Street      Markets      Leaders        Bond
                                                 Portfolio     Portfolio        Portfolio      Portfolio    Portfolio    Portfolio
                                                 (Class 1)     (Class 1)        (Class 1)      (Class 1)    (Class 1)    (Class 1)
                                                -----------   -----------      -----------    -----------  -----------  -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                          0             0                0              0            0            0
      Units redeemed                                      0             0                0              0            0            0
      Units transferred                                   0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0             0                0              0            0            0
Beginning units                                           0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0             0                0              0            0            0
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.40%:
      Units sold                                          0             0                0              0            0            0
      Units redeemed                                      0             0                0              0            0            0
      Units transferred                                   0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0             0                0              0            0            0
Beginning units                                           0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0             0                0              0            0            0
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                          0             0                0              0            0            0
      Units redeemed                                      0             0                0              0            0            0
      Units transferred                                   0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0             0                0              0            0            0
Beginning units                                           0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0             0                0              0            0            0
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                    150,668       358,694           42,185         44,287       82,207       36,731
      Units redeemed                             (1,783,674)   (7,398,549)        (834,147)    (1,151,645)  (1,296,493)    (843,071)
      Units transferred                            (439,774)     (551,877)        (334,470)         7,700     (405,541)     (88,052)
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding         (2,072,780)   (7,591,732)      (1,126,432)    (1,099,658)  (1,619,827)    (894,392)
Beginning units                                  13,089,986    59,138,008        7,937,647      8,945,030   10,429,497    5,576,092
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                     11,017,206    51,546,276        6,811,215      7,845,372    8,809,670    4,681,700
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                          0         1,576                0             15            0           66
      Units redeemed                                      0       (47,451)               0         (1,164)           0       (2,730)
      Units transferred                                   0        10,220                0         (2,475)           0       (1,546)
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0       (35,655)               0         (3,624)           0       (4,210)
Beginning units                                           0       465,627                0         24,154            0       39,511
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0       429,972                0         20,530            0       35,301
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                          0             0                0              0            0            0
      Units redeemed                                      0             0                0              0            0            0
      Units transferred                                   0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0             0                0              0            0            0
Beginning units                                           0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0             0                0              0            0            0
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                          0             0                0              0            0            0
      Units redeemed                                      0             0                0              0            0            0
      Units transferred                                   0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0             0                0              0            0            0
Beginning units                                           0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0             0                0              0            0            0
                                                ===========   ===========      ===========    ===========  ===========  ===========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                          0             0                0              0            0            0
      Units redeemed                                      0             0                0              0            0            0
      Units transferred                                   0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Increase (decrease) in units outstanding                  0             0                0              0            0            0
Beginning units                                           0             0                0              0            0            0
                                                -----------   -----------      -----------    -----------  -----------  -----------
Ending units                                              0             0                0              0            0            0
                                                ===========   ===========      ===========    ===========  ===========  ===========


                                                                  Goldman
                                                  Global           Sachs            Growth-          Growth          High-Yield
                                                 Equities         Research          Income        Opportunities        Bond
                                                 Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                                 (Class 1)        (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                -----------      -----------      -----------     ------------      -----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                          0                0                0                0                0
      Units redeemed                                      0                0                0                0                0
      Units transferred                                   0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                  0                0                0                0                0
Beginning units                                           0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                              0                0                0                0                0
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.40%:
      Units sold                                          0                0                0                0                0
      Units redeemed                                      0                0                0                0                0
      Units transferred                                   0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                  0                0                0                0                0
Beginning units                                           0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                              0                0                0                0                0
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.52% (1):
      Units sold                                          0                0                0                0                0
      Units redeemed                                      0                0                0                0                0
      Units transferred                                   0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                  0                0                0                0                0
Beginning units                                           0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                              0                0                0                0                0
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                     99,132           28,014          184,991           45,336           90,276
      Units redeemed                             (1,571,906)        (316,529)      (3,563,200)        (773,464)      (2,316,354)
      Units transferred                          (1,119,746)        (426,740)      (2,000,002)      (1,611,063)      (1,711,987)
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding         (2,592,520)        (715,255)      (5,378,211)      (2,339,191)      (3,938,065)
Beginning units                                  13,248,872        3,284,482       29,679,224        6,015,174       17,314,539
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                     10,656,352        2,569,227       24,301,013        3,675,983       13,376,474
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                          0                0              306                0                0
      Units redeemed                                   (150)               0          (15,243)               0                0
      Units transferred                                  96                0             (786)               0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                (54)               0          (15,723)               0                0
Beginning units                                      15,877                0          324,974                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                         15,823                0          309,251                0                0
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                          0                0                0                0                0
      Units redeemed                                      0                0                0                0                0
      Units transferred                                   0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                  0                0                0                0                0
Beginning units                                           0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                              0                0                0                0                0
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                          0                0                0                0                0
      Units redeemed                                      0                0                0                0                0
      Units transferred                                   0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                  0                0                0                0                0
Beginning units                                           0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                              0                0                0                0                0
                                                ===========      ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                          0                0                0                0                0
      Units redeemed                                      0                0                0                0                0
      Units transferred                                   0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding                  0                0                0                0                0
Beginning units                                           0                0                0                0                0
                                                -----------      -----------      -----------      -----------      -----------
Ending units                                              0                0                0                0                0
                                                ===========      ===========      ===========      ===========      ===========

                                                                          MFS
                            International  International              Massachusetts     MFS                     Putnam
                             Diversified     Growth       Marsico      Investors     Mid-Cap         MFS       Growth:      Real
                               Equities     & Income       Growth        Trust       Growth     Total Return  Voyager     Estate
                              Portfolio     Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio  Portfolio
                              (Class 1)     (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)  (Class 1)
                            -------------  ------------  -----------  ------------  -----------  ------------  ---------  ---------
ANALYSIS OF INCREASE
 (DECREASE)
 IN UNITS OUTSTANDING:
Contracts With Total
 Expenses of 1.30%:
      Units sold                       0             0            0             0            0            0           0          0
      Units redeemed                   0             0            0             0            0            0           0          0
      Units transferred                0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
  units outstanding                    0             0            0             0            0            0           0          0
Beginning units                        0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0             0            0             0            0            0           0          0
                             ===========   ===========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.40%:
      Units sold                       0             0            0             0            0            0           0          0
      Units redeemed                   0             0            0             0            0            0           0          0
      Units transferred                0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 units outstanding                     0             0            0             0            0            0           0          0
Beginning units                        0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0             0            0             0            0            0           0          0
                             ===========   ===========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.52% (1):
      Units sold                       0             0            0             0            0            0           0          0
      Units redeemed                   0             0            0             0            0            0           0          0
      Units transferred                0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 units outstanding                     0             0            0             0            0            0           0          0
Beginning units                        0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0             0            0             0            0            0           0          0
                             ===========   ===========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.52% (2):
      Units sold                  91,609        88,417       47,120        69,182      125,458      254,668     113,006     54,359
      Units redeemed          (2,544,185)   (1,851,688)    (660,467)   (1,330,544)  (1,790,184)  (2,753,894) (1,511,453)  (975,598)
      Units transferred         (244,482)      882,982   (1,084,104)     (672,294)    (817,169)     559,645  (1,285,220)   442,238
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 units outstanding            (2,697,058)     (880,289)  (1,697,451)   (1,933,656)  (2,481,895)  (1,939,581) (2,683,667)  (479,001)
Beginning units               16,757,199    16,759,038    7,350,664    11,430,416   16,274,040   22,760,131  13,917,754  7,509,634
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                  14,060,141    15,878,749    5,653,213     9,496,760   13,792,145   20,820,550  11,234,087  7,030,633
                             ===========   ===========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.52% (3):
      Units sold                       0             0            0             0          509          414         175          0
      Units redeemed                   0        (4,345)           0        (3,468)      (9,996)     (35,468)     (2,108)         0
      Units transferred                0         7,846            0           901        3,578        2,068          84          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in units
 outstanding                           0         3,501            0        (2,567)      (5,909)     (32,986)     (1,849)         0
Beginning units                        0        61,376            0        50,868      211,866      332,151      55,017          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0        64,877            0        48,301      205,957      299,165      53,168          0
                             ===========   ===========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.52% (4):
      Units sold                       0             0            0             0            0            0           0          0
      Units redeemed                   0             0            0             0            0            0           0          0
      Units transferred                0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 units outstanding                     0             0            0             0            0            0           0          0
Beginning units                        0             0            0             0            0            0           0          0
                             -----------   -----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0             0            0             0            0            0           0          0
                             ===========   ===========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.55% (5):
      Units sold                       0             0            0             0            0            0           0          0
      Units redeemed                   0             0            0             0            0            0           0          0
      Units transferred                0             0            0             0            0            0           0          0
                             -----------    ----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 units outstanding                     0             0            0             0            0            0           0          0
Beginning units                        0             0            0             0            0            0           0          0
                             -----------    ----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0             0            0             0            0            0           0          0
                             ===========    ==========  ===========   ===========  ===========  ===========  ==========  =========
Contracts With Total
 Expenses of 1.55% (6):
      Units sold                       0             0            0             0            0            0           0          0
      Units redeemed                   0             0            0             0            0            0           0          0
      Units transferred                0             0            0             0            0            0           0          0
                             -----------    ----------  -----------   -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
  units outstanding                    0             0            0             0            0            0           0          0
Beginning units                        0             0            0             0            0            0           0          0
                             -----------    ----------  -----------   -----------  -----------  -----------  ----------  ---------
Ending units                           0             0            0             0            0            0           0          0
                             ===========    ==========  ===========   ===========  ===========  ===========  ==========  =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIBALE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.


                                                               Davis                                   Federated
                                                Corporate    Venture        "Dogs" of     Emerging      American       Global
                                                  Bond         Value       Wall Street    Markets       Leaders         Bond
                                               Portfolio     Portfolio      Portfolio    Portfolio     Portfolio      Portfolio
                                                (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)      (Class 1)
                                               ----------   -----------   -----------    ---------     ---------      ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0             0             0             0             0             0
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0             0             0             0             0             0
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0             0             0             0             0             0
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                  11,250         6,973           360         2,431           605         1,444
      Units redeemed                             (20,867)      (58,146)       (2,486)      (63,921)       (7,286)       (8,248)
      Units transferred                           30,050       (13,863)      (89,567)       31,008        (2,040)        5,219
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding          20,433       (65,036)      (91,693)      (30,482)       (8,721)       (1,585)
Beginning units                                  318,157       851,758       209,921       134,595       152,325       113,246
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                     338,590       786,722       118,228       104,113       143,604       111,661
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                       0           168             0             0             0             0
      Units redeemed                                   0       (12,979)            0          (425)            0        (1,996)
      Units transferred                                0         9,807             0          (908)            0         4,533
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0        (3,004)            0        (1,333)            0         2,537
Beginning units                                        0       201,599             0         7,765             0        41,126
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0       198,595             0         6,432             0        43,663
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.80%:
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0             0             0             0             0             0
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.95%:
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0             0             0             0             0             0
                                               =========     =========    ==========     =========     =========      ========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                               ---------     ---------    ----------     ---------     ---------      --------
Ending units                                           0             0             0             0             0             0
                                               =========     =========    ==========     =========     =========      ========

                                                              Goldman                                             International
                                                Global         Sachs        Growth-       Growth    High-Yield     Diversified
                                               Equities      Research       Income    Opportunities    Bond          Equities
                                               Portfolio     Portfolio     Portfolio    Portfolio    Portfolio      Portfolio
                                               (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)      (Class 1)
                                               ---------     ---------    ----------- ------------- ----------    --------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0             0             0             0             0             0
      Units redeemed                                  0             0             0             0             0             0
      Units transferred                               0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding              0             0             0             0             0             0
Beginning units                                       0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                          0             0             0             0             0             0
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                      0             0             0             0             0             0
      Units redeemed                                  0             0             0             0             0             0
      Units transferred                               0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding              0             0             0             0             0             0
Beginning units                                       0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                          0             0             0             0             0             0
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                      0             0             0             0             0             0
      Units redeemed                                  0             0             0             0             0             0
      Units transferred                               0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding              0             0             0             0             0             0
Beginning units                                       0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                          0             0             0             0             0             0
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                    167             0           697         1,416         1,802           363
      Units redeemed                             (6,345)       (5,755)      (13,690)      (11,195)      (12,155)      (32,703)
      Units transferred                         (11,969)      (21,786)      (24,995)      (38,235)      (32,477)       24,652
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding        (18,147)      (27,541)      (37,988)      (48,014)      (42,830)       (7,688)
Beginning units                                  85,227       180,504       310,363       173,217       222,143       167,377
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                     67,080       152,963       272,375       125,203       179,313       159,689
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                      0             0             0             0             0             0
      Units redeemed                               (515)            0        (3,663)            0             0             0
      Units transferred                             (17)            0         7,817             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding           (532)            0         4,154             0             0             0
Beginning units                                  58,706             0        79,823             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                     58,174             0        83,977             0             0             0
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.80%:
      Units sold                                      0             0             0             0             0             0
      Units redeemed                                  0             0             0             0             0             0
      Units transferred                               0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding              0             0             0             0             0             0
Beginning units                                       0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                          0             0             0             0             0             0
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.95%:
      Units sold                                      0             0             0             0             0             0
      Units redeemed                                  0             0             0             0             0             0
      Units transferred                               0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding              0             0             0             0             0             0
Beginning units                                       0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                          0             0             0             0             0             0
                                               ========      ========     =========    ==========      ========   ===========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                      0             0             0             0             0             0
      Units redeemed                                  0             0             0             0             0             0
      Units transferred                               0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Increase (decrease) in units outstanding              0             0             0             0             0             0
Beginning units                                       0             0             0             0             0             0
                                               --------      --------     ---------    ----------      --------   -----------
Ending units                                          0             0             0             0             0             0
                                               ========      ========     =========    ==========      ========   ===========

                                                                              MFS
                                                                         Massachusetts    MFS                     Putnam
                                              International     Marsico    Investors    Mid-Cap        MFS        Growth     Real
                                             Growth & Income    Growth       Trust      Growth     Total Return   Voyager   Estate
                                                Portfolio      Portfolio   Portfolio   Portfolio     Portfolio   Portfolio Portfolio
                                                (Class 1)     (Class 1)    (Class 1)   (Class 1)    (Class 1)   (Class 1)  (Class 1)
                                             ---------------  ---------- ------------- ---------   ------------ ---------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                     0           0             0           0             0          0         0
      Units transferred                                  0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding                 0           0             0           0             0          0         0
Beginning units                                          0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                             0           0             0           0             0          0         0
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                     0           0             0           0             0          0         0
      Units transferred                                  0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding                 0           0             0           0             0          0         0
Beginning units                                          0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                             0           0             0           0             0          0         0
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.77% (7):
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                     0           0             0           0             0          0         0
      Units transferred                                  0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding                 0           0             0           0             0          0         0
Beginning units                                          0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                             0           0             0           0             0          0         0
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                       137       1,426        (3,849)      5,791           885      2,675       627
      Units redeemed                               (41,711)    (33,464)      (26,965)    (25,175)      (47,091)    (3,845)   (7,103)
      Units transferred                             13,600     179,141       (26,121)    (50,668)       16,651     (9,042)   11,836
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding           (27,974)    147,103       (56,935)    (70,052)      (29,555)   (10,212)    5,360
Beginning units                                    303,267     478,074       236,783     649,002       848,211    120,024    85,154
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                       275,293     625,177       179,848     578,950       818,656    109,812    90,514
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                  (149)          0        (1,269)     (5,046)       (6,021)    (1,308)        0
      Units transferred                             (5,224)          0        (3,842)      8,141        13,823     (5,745)        0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding            (5,373)          0        (5,111)      3,095         7,802     (7,053)        0
Beginning units                                     17,094           0        14,253      72,232        78,829     48,551         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                        11,721           0         9,142      75,327        86,631     41,498         0
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.80%:
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                     0           0             0           0             0          0         0
      Units transferred                                  0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding                 0           0             0           0             0          0         0
Beginning units                                          0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                             0           0             0           0             0          0         0
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.95%:
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                     0           0             0           0             0          0         0
      Units transferred                                  0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding                 0           0             0           0             0          0         0
Beginning units                                          0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                             0           0             0           0             0          0         0
                                             =============    ========   ===========    ========   ===========   ========  ========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                         0           0             0           0             0          0         0
      Units redeemed                                     0           0             0           0             0          0         0
      Units transferred                                  0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Increase (decrease) in units outstanding                 0           0             0           0             0          0         0
Beginning units                                          0           0             0           0             0          0         0
                                             -------------    --------   -----------    --------   -----------   --------  --------
Ending units                                             0           0             0           0             0          0         0
                                             =============    ========   ===========    ========   ===========   ========  ========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.


                                             SunAmerica                        Telecom       Worldwide        Aggressive
                                              Balanced      Technology         Utility      High Income         Growth
                                              Portfolio      Portfolio         Portfolio     Portfolio        Portfolio
                                              (Class 1)      (Class 1)        (Class 1)       (Class 1)       (Class 2)
                                             ----------     -----------       ----------    ------------      ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0               0                0               0               0
     Units redeemed                                   0               0                0               0               0
     Units transferred                                0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding              0               0                0               0               0
Beginning units                                       0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                          0               0                0               0               0
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0               0                0               0               0
     Units redeemed                                   0               0                0               0               0
     Units transferred                                0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding              0               0                0               0               0
Beginning units                                       0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                          0               0                0               0               0
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0               0                0               0          56,784
     Units redeemed                                   0               0                0               0         (32,581)
     Units transferred                                0               0                0               0         (63,109)
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding              0               0                0               0         (38,906)
Beginning units                                       0               0                0               0         731,827
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                          0               0                0               0         692,921
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                  91,588         193,750           21,823          19,810               0
     Units redeemed                          (1,555,175)     (1,791,740)        (454,656)       (665,845)              0
     Units transferred                         (993,798)     (4,461,075)          21,755         (85,895)              0
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding     (2,457,385)     (6,059,065)        (411,078)       (731,930)              0
Beginning units                              14,383,520      16,449,126        3,889,112       4,387,261               0
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                 11,926,135      10,390,061        3,478,034       3,655,331               0
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      52               0                0               0               0
     Units redeemed                              (5,932)              0                0               0               0
     Units transferred                           (1,157)              0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding         (7,037)              0                0               0               0
Beginning units                                  83,916               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                     76,879               0                0               0               0
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0               0                0               0              15
     Units redeemed                                   0               0                0               0          (1,131)
     Units transferred                                0               0                0               0           4,043
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding              0               0                0               0           2,927
Beginning units                                       0               0                0               0          18,611
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                          0               0                0               0          21,538
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0               0                0               0               0
     Units redeemed                                   0               0                0               0               0
     Units transferred                                0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding              0               0                0               0               0
Beginning units                                       0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                          0               0                0               0               0
                                             ==========     ===========       ==========    ============      ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0               0                0               0               0
     Units redeemed                                   0               0                0               0               0
     Units transferred                                0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Increase (decrease) in units outstanding              0               0                0               0               0
Beginning units                                       0               0                0               0               0
                                             ----------     -----------       ----------    ------------      ----------
Ending units                                          0               0                0               0               0
                                             ==========     ===========       ==========    ============      ==========

                                                                                                 Davis
                                              Alliance     Blue Chip      Cash     Corporate    Venture    "Dogs" of     Emerging
                                               Growth       Growth     Management     Bond       Value     Wall Street    Markets
                                              Portfolio    Portfolio    Portfolio   Portfolio  Portfolio   Portfolio     Portfolio
                                              (Class 2)    (Class 2)    (Class 2)   (Class 2)  (Class 2)    (Class 2)    (Class 2)
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0            0            0           0          0             0           0
     Units redeemed                                   0            0            0           0          0             0           0
     Units transferred                                0            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding              0            0            0           0          0             0           0
Beginning units                                       0            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                          0            0            0           0          0             0           0
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                     334            0            0           0      2,188             0           0
     Units redeemed                                (879)           0            0           0     (3,156)            0           0
     Units transferred                            1,937            0            0           0      2,349             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding          1,392            0            0           0      1,381             0           0
Beginning units                                  12,587            0            0           0     35,223             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                     13,979            0            0           0     36,604             0           0
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 282,107      161,580      820,044     347,460    748,847       184,453      97,239
     Units redeemed                             (84,452)     (99,505)    (496,157)   (136,613)  (246,528)      (48,337)    (35,744)
     Units transferred                           15,567      (42,322)    (165,814)    136,904    351,778        38,429     281,413
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding        213,222       19,753      158,073     347,751    854,097       174,545     342,908
Beginning units                               1,637,738    1,528,664    2,637,821   2,117,339  4,093,742     1,194,069     573,616
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                  1,850,960    1,548,417    2,795,894   2,465,090  4,947,839     1,368,614     916,524
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0            0            0           0          0             0           0
     Units redeemed                                   0            0            0           0          0             0           0
     Units transferred                                0            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding              0            0            0           0          0             0           0
Beginning units                                       0            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                          0            0            0           0          0             0           0
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0            0            0           0          0             0           0
     Units redeemed                                   0            0            0           0          0             0           0
     Units transferred                                0            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding              0            0            0           0          0             0           0
Beginning units                                       0            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                          0            0            0           0          0             0           0
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                     103          774       23,922         338      1,910           427         199
     Units redeemed                              (1,711)      (2,155)     (35,555)    (11,050)    (6,011)         (380)       (473)
     Units transferred                           (4,481)       1,375      (27,273)     12,402      3,945        (5,359)     (1,596)
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding         (6,089)          (6)     (38,906)      1,690       (156)       (5,312)     (1,870)
Beginning units                                  46,634       75,885      231,783     114,921    125,520        29,415      25,229
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                     40,545       75,879      192,877     116,611    125,364        24,103      23,359
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0            0            0           0        203             0           0
     Units redeemed                                (501)           0            0           0        (76)            0           0
     Units transferred                             (150)           0            0           0      2,455             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding           (651)           0            0           0      2,582             0           0
Beginning units                                  11,783            0            0           0      7,953             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                     11,132            0            0           0     10,535             0           0
                                             ==========   ==========   ==========  ==========  =========  ============  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                   1,060            0            0           0          0             0           0
     Units redeemed                                (931)           0            0           0          0             0           0
     Units transferred                            3,490            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Increase (decrease) in units outstanding          3,619            0            0           0          0             0           0
Beginning units                                  12,084            0            0           0          0             0           0
                                             ----------   ----------   ----------  ----------  ---------  ------------  ----------
Ending units                                     15,703            0            0           0          0             0           0
                                             ==========   ==========   ==========  ==========  =========  ============  ==========

                                              Federated                                      Goldman
                                              American     Foreign     Global     Global      Sachs        Growth-          Growth
                                               Leaders       Value     Bond      Equities   Research       Income     Opportunities
                                              Portfolio   Portfolio  Portfolio   Portfolio  Portfolio     Portfolio       Portfolio
                                              (Class 2)   (Class 2)  (Class 2)   (Class 2)  (Class 2)     (Class 2)       (Class 2)
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0           0          0           0          0             0               0
     Units redeemed                                   0           0          0           0          0             0               0
     Units transferred                                0           0          0           0          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding              0           0          0           0          0             0               0
Beginning units                                       0           0          0           0          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                          0           0          0           0          0             0               0
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.40%:
     Units sold                                       0           0          0       3,642          0             0               0
     Units redeemed                                   0           0          0        (372)         0             0               0
     Units transferred                                0           0          0       5,789          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding              0           0          0       9,059          0             0               0
Beginning units                                       0           0          0      12,854          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                          0           0          0      21,913          0             0               0
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                  77,070   1,124,530    121,902      24,139     27,164        57,133         115,351
     Units redeemed                             (36,568)   (101,625)   (42,513)    (25,440)   (22,887)      (65,898)        (34,046)
     Units transferred                           29,108     572,725    (24,131)    (94,369)    (5,038)     (108,672)       (157,010)
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding         69,610   1,595,630     55,258     (95,670)      (761)     (117,437)        (75,705)
Beginning units                                 749,166   1,906,290    553,965     536,533    647,719     1,122,738       1,061,933
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                    818,776   3,501,920    609,223     440,863    646,958     1,005,301         986,228
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0           0          0           0          0             0               0
     Units redeemed                                   0           0          0           0          0             0               0
     Units transferred                                0           0          0           0          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding              0           0          0           0          0             0               0
Beginning units                                       0           0          0           0          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                          0           0          0           0          0             0               0
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0           0          0           0          0             0               0
     Units redeemed                                   0           0          0           0          0             0               0
     Units transferred                                0           0          0           0          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding              0           0          0           0          0             0               0
Beginning units                                       0           0          0           0          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                          0           0          0           0          0             0               0
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                     569          61        951         163          0           729             529
     Units redeemed                              (1,277)     (5,206)      (798)       (860)    (1,476)       (2,567)           (261)
     Units transferred                            2,202       9,233      5,737      (2,679)      (125)       (1,349)        (16,387)
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding          1,494       4,088      5,890      (3,376)    (1,601)       (3,187)        (16,119)
Beginning units                                  47,623      47,040     33,363      32,591     34,027        50,386          39,571
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                     49,117      51,128     39,253      29,215     32,426        47,199          23,452
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0           0          0       1,288          0             0               0
     Units redeemed                                   0           0          0         (16)         0             0               0
     Units transferred                                0           0          0         919          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding              0           0          0       2,191          0             0               0
Beginning units                                       0           0          0       1,028          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                          0           0          0       3,219          0             0               0
                                             ==========   =========  =========  ==========  =========     =========   =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0           0          0           0          0             0               0
     Units redeemed                                   0           0          0        (140)         0             0               0
     Units transferred                                0           0          0       4,957          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Increase (decrease) in units outstanding              0           0          0       4,817          0             0               0
Beginning units                                       0           0          0       4,811          0             0               0
                                             ----------   ---------  ---------  ----------  ---------     ---------   -------------
Ending units                                          0           0          0       9,628          0             0               0
                                             ==========   =========  =========  ==========  =========     =========   =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                             SunAmerica                Telecom     Worldwide     Aggressive   Alliance    Blue Chip
                                              Balanced   Technology    Utility    High Income      Growth      Growth      Growth
                                              Portfolio   Portfolio   Portfolio    Portfolio     Portfolio    Portfolio   Portfolio
                                              (Class 1)   (Class 1)   (Class 1)    (Class 1)     (Class 2)    (Class 2)   (Class 2)
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0            0           0             0            0           0           0
     Units redeemed                                   0            0           0             0            0           0           0
     Units transferred                                0            0           0             0            0         337           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding              0            0           0             0            0         337           0
Beginning units                                       0            0           0             0            0       3,449           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                          0            0           0             0            0       3,786           0
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                       0            0           0             0        1,235         470       1,013
     Units redeemed                                   0            0           0             0       (1,002)     (1,610)     (5,178)
     Units transferred                                0            0           0             0       11,923      (2,865)      6,198
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding              0            0           0             0       12,156      (4,005)      2,033
Beginning units                                       0            0           0             0       39,914      82,637      87,678
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                          0            0           0             0       52,070      78,632      89,711
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                       0            0           0             0        3,713      16,884      10,513
     Units redeemed                                   0            0           0             0       (6,189)    (22,959)    (14,154)
     Units transferred                                0            0           0             0      (11,453)     11,143         981
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding              0            0           0             0      (13,929)      5,068      (2,660)
Beginning units                                       0            0           0             0      131,697     338,862     335,745
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                          0            0           0             0      117,768     343,930     333,085
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                   1,924          996           0             0            0           0           0
     Units redeemed                             (29,228)     (35,610)     (3,369)       (2,931)           0           0           0
     Units transferred                          (25,511)     (64,278)      2,900          (288)           0           0           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding        (52,815)     (98,892)       (469)       (3,219)           0           0           0
Beginning units                                 167,155      542,405      55,462        31,142            0           0           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                    114,340      443,513      54,993        27,923            0           0           0
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0            0           0             0            0           0           0
     Units redeemed                              (4,087)           0           0             0            0           0           0
     Units transferred                              777            0           0             0            0           0           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding         (3,310)           0           0             0            0           0           0
Beginning units                                  33,477            0           0             0            0           0           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                     30,167            0           0             0            0           0           0
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0            0           0             0            0         162           0
     Units redeemed                                   0            0           0             0            0      (3,210)          0
     Units transferred                                0            0           0             0            0       7,201           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding              0            0           0             0            0       4,153           0
Beginning units                                       0            0           0             0            0      11,951           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                          0            0           0             0            0      16,104           0
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0            0           0             0            0           0           0
     Units redeemed                                   0            0           0             0            0        (334)          0
     Units transferred                                0            0           0             0            0         127           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding              0            0           0             0            0        (207)          0
Beginning units                                       0            0           0             0            0       3,284           0
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                          0            0           0             0            0       3,077           0
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       0            0           0             0            0         278           0
     Units redeemed                                   0            0           0             0           (1)       (105)         (3)
     Units transferred                                0            0           0             0       (1,421)         18        (427)
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Increase (decrease) in units outstanding              0            0           0             0       (1,422)        191        (430)
Beginning units                                       0            0           0             0        3,358      16,914      11,552
                                             ----------  -----------  ----------  ------------   ----------  ----------  ----------
Ending units                                          0            0           0             0        1,936      17,105      11,122
                                             ==========  ===========  ==========  ============   ==========  ==========  ==========

                                                                         Davis                                Federated
                                                Cash     Corporate      Venture    "Dogs" of      Emerging    American     Foreign
                                             Management     Bond         Value     Wall Street     Markets     Leaders       Value
                                              Portfolio   Portfolio    Portfolio   Portfolio      Portfolio   Portfolio   Portfolio
                                              (Class 2)   (Class 2)    (Class 2)    (Class 2)     (Class 2)   (Class 2)   (Class 2)
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0           0            0             0            0           0           0
     Units redeemed                                   0           0            0             0            0           0           0
     Units transferred                                0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding              0           0            0             0            0           0           0
Beginning units                                       0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                          0           0            0             0            0           0           0
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                   1,551       3,054        5,726         4,909        2,140       1,749       1,474
     Units redeemed                             (42,197)     (7,162)      (9,295)       (1,016)      (2,141)     (2,633)     (3,567)
     Units transferred                           61,405     (23,510)       3,368         3,025       (1,858)     (6,067)     12,312
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding         20,759     (27,618)        (201)        6,918       (1,859)     (6,951)     10,219
Beginning units                                 224,746     166,697      233,793        51,762       33,870      60,118      41,232
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                    245,505     139,079      233,592        58,680       32,011      53,167      51,451
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                 131,572      20,036       39,349         8,511        3,577       6,178      72,458
     Units redeemed                            (153,879)    (46,392)     (53,759)      (10,367)     (39,705)    (23,619)     (6,710)
     Units transferred                          (14,129)     (5,299)      29,979       (12,281)      85,449      17,058      80,299
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding        (36,436)    (31,655)      15,569       (14,137)      49,321        (383)    146,047
Beginning units                                 559,161     448,937      852,752       340,641      158,205     251,039     202,933
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                    522,725     417,282      868,321       326,504      207,526     250,656     348,980
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0           0            0             0            0           0           0
     Units redeemed                                   0           0            0             0            0           0           0
     Units transferred                                0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding              0           0            0             0            0           0           0
Beginning units                                       0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                          0           0            0             0            0           0           0
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0           0            0             0            0           0           0
     Units redeemed                                   0           0            0             0            0           0           0
     Units transferred                                0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding              0           0            0             0            0           0           0
Beginning units                                       0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                          0           0            0             0            0           0           0
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0           0          267             0            0           0           0
     Units redeemed                                   0           0       (1,361)            0            0           0           0
     Units transferred                                0           0          288             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding              0           0         (806)            0            0           0           0
Beginning units                                       0           0       10,169             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                          0           0        9,363             0            0           0           0
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0           0            0             0            0           0           0
     Units redeemed                                   0           0            0             0            0           0           0
     Units transferred                                0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding              0           0            0             0            0           0           0
Beginning units                                       0           0            0             0            0           0           0
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                          0           0            0             0            0           0           0
                                             ==========  ==========    =========  ============   ==========  ==========   =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                   1,502           0          667             0        5,053         311         119
     Units redeemed                              (7,030)       (158)      (1,956)         (545)         (39)       (579)         (2)
     Units transferred                           (6,437)     (1,193)       5,312           629         (806)     (2,089)      4,643
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Increase (decrease) in units outstanding        (11,965)     (1,351)       4,023            84        4,208      (2,357)      4,760
Beginning units                                  42,697      41,821       43,993        21,541       18,312      15,510         664
                                             ----------  ----------    ---------  ------------   ----------  ----------   ---------
Ending units                                     30,732      40,470       48,016        21,625       22,520      13,153       5,424
                                             ==========  ==========    =========  ============   ==========  ==========   =========

                                                                               Goldman
                                               Global          Global           Sachs           Growth-          Growth
                                                Bond          Equities        Research          Income     Opportunities
                                              Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
                                              (Class 2)       (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                              ---------      ----------       ---------        ---------   -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0              71               0                0               0
     Units redeemed                                   0              (1)              0                0               0
     Units transferred                                0             416               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding              0             486               0                0               0
Beginning units                                       0               6               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                          0             492               0                0               0
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                   2,516           2,009           3,841            7,263              11
     Units redeemed                              (3,183)         (1,274)         (1,845)          (4,590)           (537)
     Units transferred                            5,943          (7,872)           (873)          (2,063)        (36,797)
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding          5,276          (7,137)          1,123              610         (37,323)
Beginning units                                  51,225          42,620          50,998          126,250          75,659
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                     56,501          35,483          52,121          126,860          38,336
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                   9,788           1,988           6,551            1,576           5,116
     Units redeemed                              (2,838)        (21,198)         (7,253)         (20,298)        (12,247)
     Units transferred                            4,974          (4,920)        (13,753)         (10,647)            799
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding         11,924         (24,130)        (14,455)         (29,369)         (6,332)
Beginning units                                  93,319         134,551         151,843          275,583         205,334
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                    105,243         110,421         137,388          246,214         199,002
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0               0               0                0               0
     Units redeemed                                   0               0               0                0               0
     Units transferred                                0               0               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding              0               0               0                0               0
Beginning units                                       0               0               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                          0               0               0                0               0
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0               0               0                0               0
     Units redeemed                                   0               0               0                0               0
     Units transferred                                0               0               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding              0               0               0                0               0
Beginning units                                       0               0               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                          0               0               0                0               0
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.80%:
     Units sold                                       0               0               0                0               0
     Units redeemed                                   0            (148)              0                0               0
     Units transferred                                0             (17)              0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding              0            (165)              0                0               0
Beginning units                                       0           5,787               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                          0           5,622               0                0               0
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.95%:
     Units sold                                       0               0               0                0               0
     Units redeemed                                   0            (420)              0                0               0
     Units transferred                                0              21               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding              0            (399)              0                0               0
Beginning units                                       0             764               0                0               0
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                          0             365               0                0               0
                                              =========      ==========       =========        =========   =============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       0               0             790               98               0
     Units redeemed                                (150)             (7)           (585)            (923)           (308)
     Units transferred                             (106)           (209)          1,147           (2,170)         (3,856)
                                              ---------      ----------       ---------        ---------   -------------
Increase (decrease) in units outstanding           (256)           (216)          1,352           (2,995)         (4,164)
Beginning units                                  13,928           5,040          16,110           27,774          12,734
                                              ---------      ----------       ---------        ---------   -------------
Ending units                                     13,672           4,824          17,462           24,779           8,570
                                              =========      ==========       =========        =========   =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                                                           MFS
                                                          International  International                Massachusetts
                                             High-Yield    Diversified      Growth         Marsico     Investors         MFS Mid-Cap
                                               Bond         Equities      and Income       Growth         Trust            Growth
                                             Portfolio      Portfolio      Portfolio      Portfolio     Portfolio         Portfolio
                                             (Class 2)      (Class 2)      (Class 2)     (Class 2)      (Class 2)         (Class 2)
                                             ----------   -------------  -------------  ------------  -------------      ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0               0              0             0              0               0
     Units redeemed                                   0               0              0             0              0               0
     Units transferred                                0               0              0             0              0               0
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding              0               0              0             0              0               0
Beginning units                                       0               0              0             0              0               0
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                          0               0              0             0              0               0
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0               0              0             0              0           2,565
     Units redeemed                                   0               0              0             0              0          (2,520)
     Units transferred                                0               0              0             0              0          10,466
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding              0               0              0             0              0          10,511
Beginning units                                       0               0              0             0              0          57,960
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                          0               0              0             0              0          68,471
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 177,706       1,161,929        168,294       432,543        145,276         471,597
     Units redeemed                            (160,085)       (123,352)       (91,085)     (231,218)       (58,327)       (168,217)
     Units transferred                          (96,918)        458,717        141,280        26,077        (18,119)        (38,643)
                                             ----------     -----------     ----------  ------------     ----------      ----------
Increase (decrease) in units outstanding        (79,297)      1,497,294        218,489       227,402         68,830         264,737
Beginning units                               1,922,576       2,141,873      1,578,461     3,374,608      1,051,056       3,502,952
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                  1,843,279       3,639,167      1,796,950     3,602,010      1,119,886       3,767,689
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0               0              0             0              0               0
     Units redeemed                                   0               0              0             0              0               0
     Units transferred                                0               0              0             0              0               0
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding              0               0              0             0              0               0
Beginning units                                       0               0              0             0              0               0
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                          0               0              0             0              0               0
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0               0              0             0              0               0
     Units redeemed                                   0               0              0             0              0               0
     Units transferred                                0               0              0             0              0               0
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding              0               0              0             0              0               0
Beginning units                                       0               0              0             0              0               0
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                          0               0              0             0              0               0
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                     218             765            225             0             10             554
     Units redeemed                              (5,289)         (3,887)        (2,636)            0         (1,013)         (5,463)
     Units transferred                            3,387           3,407          7,678             0          3,358          (9,916)
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding         (1,684)            285          5,267             0          2,355         (14,825)
Beginning units                                  59,297          46,628         89,903             0         22,784         174,593
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                     57,613          46,913         95,170             0         25,139         159,768
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0               0              0             0              0           2,080
     Units redeemed                                   0               0              0             0              0            (379)
     Units transferred                                0               0              0             0              0           8,523
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding              0               0              0             0              0          10,224
Beginning units                                       0               0              0             0              0          15,551
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                          0               0              0             0              0          25,775
                                             ==========   =============  =============  ============  =============      ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0               0              0             0              0           4,522
     Units redeemed                                   0               0              0             0              0          (3,228)
     Units transferred                                0               0              0             0              0           3,881
                                             ----------   -------------  -------------  ------------  -------------      ----------
Increase (decrease) in units outstanding              0               0              0             0              0           5,175
Beginning units                                       0               0              0             0              0          32,405
                                             ----------   -------------  -------------  ------------  -------------      ----------
Ending units                                          0               0              0             0              0          37,580
                                             ==========   =============  =============  ============  =============      ==========

                                                           Putnam
                                             MFS Total     Growth        Real    Small & Mid   SunAmerica                  Telecom
                                               Return      Voyager      Estate    Cap Value     Balanced     Technology    Utility
                                             Portfolio    Portfolio   Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
                                             (Class 2)    (Class 2)   (Class 2)   (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0           0           0            0             0            0           0
     Units redeemed                                   0           0           0            0             0            0           0
     Units transferred                                0           0           0            0             0            0           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding              0           0           0            0             0            0           0
Beginning units                                       0           0           0            0             0            0           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                          0           0           0            0             0            0           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0           0           0            0             0       21,925           0
     Units redeemed                                   0           0           0            0             0       (1,877)          0
     Units transferred                                0           0           0            0             0      (19,547)          0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding              0           0           0            0             0          501           0
Beginning units                                       0           0           0            0             0       72,512           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                          0           0           0            0             0       73,013           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 288,723      14,312     143,699      711,903        90,428      334,785      22,162
     Units redeemed                            (278,541)    (25,245)    (48,377)     (74,491)      (63,077)    (246,214)    (15,077)
     Units transferred                           12,375     (82,966)     51,735      511,594       (46,889)    (233,804)      8,236
                                             ----------  ----------  ----------    ---------  ------------   ----------  ----------
Increase (decrease) in units outstanding         22,557     (93,899)    147,057    1,149,006       (19,538)    (145,233)     15,321
Beginning units                               4,581,497     500,541     941,145    1,255,079     1,121,347    2,920,168     166,343
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                  4,604,054     406,642   1,088,202    2,404,085     1,101,809    2,774,935     181,664
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0           0           0            0             0            0           0
     Units redeemed                                   0           0           0            0             0            0           0
     Units transferred                                0           0           0            0             0            0           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding              0           0           0            0             0            0           0
Beginning units                                       0           0           0            0             0            0           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                          0           0           0            0             0            0           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0           0           0            0             0            0           0
     Units redeemed                                   0           0           0            0             0            0           0
     Units transferred                                0           0           0            0             0            0           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding              0           0           0            0             0            0           0
Beginning units                                       0           0           0            0             0            0           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                          0           0           0            0             0            0           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                     972           0         818          106            82        1,030           0
     Units redeemed                              (9,846)       (567)     (2,622)      (3,581)       (4,316)      (1,904)          0
     Units transferred                           (3,701)         53      (1,415)       6,451           160       (4,834)          0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding        (12,575)       (514)     (3,219)       2,976        (4,074)      (5,708)          0
Beginning units                                 195,589      12,394      54,727       74,800        27,885       53,642           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                    183,014      11,880      51,508       77,776        23,811       47,934           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0           0           0            0             0       13,250           0
     Units redeemed                                   0           0           0            0             0          (10)          0
     Units transferred                                0           0           0            0             0       11,402           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding              0           0           0            0             0       24,642           0
Beginning units                                       0           0           0            0             0       10,821           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                          0           0           0            0             0       35,463           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0           0           0            0             0       16,535           0
     Units redeemed                                   0           0           0            0             0      (24,933)          0
     Units transferred                                0           0           0            0             0      (19,248)          0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Increase (decrease) in units outstanding              0           0           0            0             0      (27,646)          0
Beginning units                                       0           0           0            0             0      108,814           0
                                             ----------  ----------  ----------  -----------  ------------   ----------  ----------
Ending units                                          0           0           0            0             0       81,168           0
                                             ==========  ==========  ==========  ===========  ============   ==========  ==========

                                              Worldwide    Aggressive     Alliance       Blue Chip          Cash        Corporate
                                             High Income     Growth       Growth          Growth         Management       Bond
                                              Portfolio     Portfolio    Portfolio       Portfolio       Portfolio      Portfolio
                                              (Class 2)     (Class 3)    (Class 3)       (Class 3)       (Class 3)      (Class 3)
                                             -----------   ----------   -----------      ----------      ----------   -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0            0             0               0               0               0
     Units redeemed                                    0            0             0               0               0               0
     Units transferred                                 0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0            0             0               0               0               0
Beginning units                                        0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0            0             0               0               0               0
                                             ===========   ==========   ===========      =========       ==========   =============
Contracts With Total Expenses of 1.40%:
     Units sold                                        0            0             0               0               0               0
     Units redeemed                                    0            0             0               0               0               0
     Units transferred                                 0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0            0             0               0               0               0
Beginning units                                        0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0            0             0               0               0               0
                                             ===========   ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                   70,559      104,757       588,772         277,296       2,435,607         969,202
     Units redeemed                              (21,207)      (8,155)      (48,580)        (24,654)       (549,370)        (90,077)
     Units transferred                           (14,987)      65,415       257,641          84,987         200,854         620,941
                                               ---------    ---------   -----------      ----------       ---------   -------------
Increase (decrease) in units outstanding          34,365      162,017       797,833         337,629       2,087,091       1,500,066
Beginning units                                  297,354      142,870       594,385         414,391       2,514,514         946,263
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                     331,719      304,887     1,392,218         752,020       4,601,605       2,446,329
                                             ===========   ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0            0             0               0               0               0
     Units redeemed                                    0            0             0               0               0               0
     Units transferred                                 0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0            0             0               0               0               0
Beginning units                                        0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0            0             0               0               0               0
                                             ===========   ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0            0             0               0               0               0
     Units redeemed                                    0            0             0               0               0               0
     Units transferred                                 0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0            0             0               0               0               0
Beginning units                                        0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0            0             0               0               0               0
                                             ===========   ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0       27,491       184,063         176,060       1,265,024         523,597
     Units redeemed                                    0         (548)       (7,065)         (4,819)       (213,309)        (19,119)
     Units transferred                                 0        7,155        40,572         (75,589)       (356,280)        133,513
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0       34,098       217,570          95,652         695,435         637,991
Beginning units                                        0       17,675        51,000          29,522         433,066         195,111
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0       51,773       268,570         125,174       1,128,501         833,102
                                             ===========   ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0            0             0               0               0               0
     Units redeemed                                    0            0             0               0               0               0
     Units transferred                                 0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0            0             0               0               0               0
Beginning units                                        0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0            0             0               0               0               0
                                             ===========   ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0            0             0               0               0               0
     Units redeemed                                    0            0             0               0               0               0
     Units transferred                                 0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0            0             0               0               0               0
Beginning units                                        0            0             0               0               0               0
                                             -----------   ----------   -----------      ----------      ----------   -------------
Ending units                                           0            0             0               0               0               0
                                             ===========   ==========   ===========      ==========      ==========   =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                                                              MFS
                                                          International    International                 Massachusetts
                                             High-Yield    Diversified        Growth         Marsico      Investors     MFS Mid-Cap
                                               Bond         Equities        and Income       Growth          Trust        Growth
                                             Portfolio      Portfolio        Portfolio      Portfolio      Portfolio     Portfolio
                                             (Class 2)      (Class 2)        (Class 2)     (Class 2)       (Class 2)     (Class 2)
                                             ----------   -------------    -------------  ------------   -------------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0               0                0             0               0           0
     Units redeemed                                   0               0                0             0               0        (922)
     Units transferred                                0               0                0             0               0      (4,679)
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding              0               0                0             0               0      (5,601)
Beginning units                                       0               0                0             0               0      14,080
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                          0               0                0             0               0       8,479
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                   3,819           9,760            1,296             0             126      11,581
     Units redeemed                              (5,378)         (6,287)          (4,011)            0          (1,204)    (11,344)
     Units transferred                          (12,850)         (3,891)           5,301             0           8,196     (32,732)
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding        (14,409)           (418)           2,586             0           7,118     (32,495)
Beginning units                                  99,620         115,474           96,100             0          49,996     263,323
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                     85,211         115,056           98,686             0          57,114     230,828
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                   8,676          68,708            7,140        30,041          12,490      35,583
     Units redeemed                             (46,014)        (12,170)         (29,390)      (68,326)        (15,839)    (45,175)
     Units transferred                          (32,010)         94,678           29,381       (31,014)        (19,619)     32,449
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding        (69,348)        151,216            7,131       (69,299)        (22,968)     22,857
Beginning units                                 360,785         299,318          339,767       808,647         259,635     710,087
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                    291,437         450,534          346,898       739,348         236,667     732,944
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0               0                0             0               0           0
     Units redeemed                                   0               0                0             0               0           0
     Units transferred                                0               0                0             0               0           0
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding              0               0                0             0               0           0
Beginning units                                       0               0                0             0               0           0
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                          0               0                0             0               0           0
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0               0                0             0               0           0
     Units redeemed                                   0               0                0             0               0           0
     Units transferred                                0               0                0             0               0           0
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding              0               0                0             0               0           0
Beginning units                                       0               0                0             0               0           0
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                          0               0                0             0               0           0
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0               0                0             0               0           0
     Units redeemed                                   0               0                0             0               0      (6,861)
     Units transferred                                0               0                0             0               0      14,820
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding              0               0                0             0               0       7,959
Beginning units                                       0               0                0             0               0      60,126
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                          0               0                0             0               0      68,085
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0               0                0             0               0           3
     Units redeemed                                   0               0                0             0               0      (1,000)
     Units transferred                                0               0                0             0               0       1,722
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding              0               0                0             0               0         725
Beginning units                                       0               0                0             0               0       9,886
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                          0               0                0             0               0      10,611
                                             ==========   =============    =============  ============   =============  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                   1,071             241            2,919             0              35       5,006
     Units redeemed                              (3,271)           (112)            (377)            0             (81)     (1,393)
     Units transferred                           (4,154)          5,027            1,459             0             120      (2,366)
                                             ----------   -------------    -------------  ------------   -------------  ----------
Increase (decrease) in units outstanding         (6,354)          5,156            4,001             0              74       1,247
Beginning units                                  96,293          15,988           24,965             0           6,749      57,794
                                             ----------   -------------    -------------  ------------   -------------  ----------
Ending units                                     89,939          21,144           28,966             0           6,823      59,041
                                             ==========   =============    =============  ============   =============  ==========


                                                            Putnam
                                              MFS Total     Growth        Real    Small & Mid   SunAmerica                 Telecom
                                               Return       Voyager      Estate    Cap Value     Balanced    Technology    Utility
                                             Portfolio     Portfolio   Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                             (Class 2)     (Class 2)   (Class 2)   (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0            0           0            0            0            0           0
     Units redeemed                                   0            0           0            0            0         (138)          0
     Units transferred                                0            0           0            0            0       11,283           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding              0            0           0            0            0       11,145           0
Beginning units                                       0            0           0            0            0       29,781           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                          0            0           0            0            0       40,926           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                   5,823           86       3,489          765           87            0           0
     Units redeemed                             (15,354)        (909)     (5,004)      (2,358)      (3,554)      (6,374)          0
     Units transferred                            4,168       (2,138)    (14,484)      31,936        1,531      (13,202)          0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding         (5,363)      (2,961)    (15,999)      30,343       (1,936)     (19,576)          0
Beginning units                                 334,209       35,477      98,058       33,463       61,535       57,027           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                    328,846       32,516      82,059       63,806       59,599       37,451           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  12,726        1,616       6,108       52,451        2,956       21,435         446
     Units redeemed                             (59,014)      (5,372)    (20,162)     (22,171)     (24,109)     (62,968)     (5,357)
     Units transferred                           (7,384)      (1,874)     32,110      127,047       (1,742)      51,119      38,206
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding        (53,672)      (5,630)     18,056      157,327      (22,895)       9,586      33,295
Beginning units                                 875,773       87,989     261,899      181,760      289,931    1,020,699      63,586
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                    822,101       82,359     279,955      339,087      267,036    1,030,285      96,881
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0            0           0            0            0            0           0
     Units redeemed                                   0            0           0            0            0            0           0
     Units transferred                                0            0           0            0            0            0           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding              0            0           0            0            0            0           0
Beginning units                                       0            0           0            0            0            0           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                          0            0           0            0            0            0           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0            0           0            0            0            0           0
     Units redeemed                                   0            0           0            0            0            0           0
     Units transferred                                0            0           0            0            0            0           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding              0            0           0            0            0            0           0
Beginning units                                       0            0           0            0            0            0           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                          0            0           0            0            0            0           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0            0           0            0            0            0           0
     Units redeemed                                   0            0           0            0            0         (620)          0
     Units transferred                                0            0           0            0            0        2,058           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding              0            0           0            0            0        1,438           0
Beginning units                                       0            0           0            0            0       62,519           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                          0            0           0            0            0       63,957           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0            0           0            0            0            0           0
     Units redeemed                                   0            0           0            0            0       (3,675)          0
     Units transferred                                0            0           0            0            0       37,651           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding              0            0           0            0            0       33,976           0
Beginning units                                       0            0           0            0            0        4,969           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                          0            0           0            0            0       38,945           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                     503          314         593           26        1,853            0           0
     Units redeemed                              (2,739)         (68)       (784)         (55)        (481)          (3)          0
     Units transferred                           (1,670)          81          (5)       6,829         (342)      (4,584)          0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Increase (decrease) in units outstanding         (3,906)         327        (196)       6,800        1,030       (4,587)          0
Beginning units                                  91,229        8,021      18,350        6,862       30,500       17,896           0
                                             ----------   ----------  ----------  -----------  -----------   ----------  ----------
Ending units                                     87,323        8,348      18,154       13,662       31,530       13,309           0
                                             ==========   ==========  ==========  ===========  ===========   ==========  ==========

                                              Worldwide   Aggressive     Alliance       Blue Chip          Cash        Corporate
                                             High Income    Growth       Growth          Growth         Management       Bond
                                              Portfolio    Portfolio    Portfolio       Portfolio       Portfolio      Portfolio
                                              (Class 2)    (Class 3)    (Class 3)       (Class 3)       (Class 3)      (Class 3)
                                             -----------  ----------   -----------      ----------      ----------   -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0           0             0               0               0               0
     Units redeemed                                    0           0             0               0               0               0
     Units transferred                                 0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0           0             0               0               0               0
Beginning units                                        0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0           0             0               0               0               0
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                        0      32,242       335,984         412,327       1,475,699         765,869
     Units redeemed                                    0        (397)      (10,300)        (12,691)       (458,916)        (37,522)
     Units transferred                                 0       2,648        70,203        (174,467)       (107,038)        212,386
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0      34,493       395,887         225,169         909,745         940,733
Beginning units                                        0      28,346       136,350         113,495       1,193,648         349,624
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0      62,839       532,237         338,664       2,103,393       1,290,357
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                    5,391      14,018        56,259          36,705         247,259         107,415
     Units redeemed                               (5,810)     (3,089)       (5,242)         (1,924)        (20,875)         (8,616)
     Units transferred                            16,425       6,006        32,860          12,497         (87,088)         46,458
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding          16,006      16,935        83,877          47,278         139,296         145,257
Beginning units                                   51,052      28,027        69,502          40,274         261,745         149,828
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                      67,058      44,962       153,379          87,552         401,041         295,085
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                        0           0             0               0               0               0
     Units redeemed                                    0           0             0               0               0               0
     Units transferred                                 0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0           0             0               0               0               0
Beginning units                                        0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0           0             0               0               0               0
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0           0             0               0               0               0
     Units redeemed                                    0           0             0               0               0               0
     Units transferred                                 0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0           0             0               0               0               0
Beginning units                                        0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0           0             0               0               0               0
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.80%:
     Units sold                                        0           0             0               0               0               0
     Units redeemed                                    0           0             0               0               0               0
     Units transferred                                 0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0           0             0               0               0               0
Beginning units                                        0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0           0             0               0               0               0
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.95%:
     Units sold                                        0           0             0               0               0               0
     Units redeemed                                    0           0             0               0               0               0
     Units transferred                                 0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0           0             0               0               0               0
Beginning units                                        0           0             0               0               0               0
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0           0             0               0               0               0
                                             ===========  ==========   ===========      ==========      ==========   =============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                        0      12,384        25,460          30,944         120,979          59,722
     Units redeemed                                    0        (102)       (1,342)           (236)         (6,959)         (2,609)
     Units transferred                                 0      13,345        12,177          (6,844)       (179,950)         26,669
                                             -----------  ----------   -----------      ----------      ----------   -------------
Increase (decrease) in units outstanding               0      25,627        36,295          23,864         (65,930)         83,782
Beginning units                                        0       3,476        27,420           2,662         189,529          31,356
                                             -----------  ----------   -----------      ----------      ----------   -------------
Ending units                                           0      29,103        63,715          26,526         123,599         115,138
                                             ===========  ==========   ===========      ==========      ==========   =============

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                   (Unaudited)

      5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.


                                                Davis                                Federated
                                               Venture      "Dogs" of    Emerging    American     Foreign     Global     Global
                                                Value      Wall Street    Markets     Leaders      Value       Bond     Equities
                                              Portfolio     Portfolio    Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                                              (Class 3)      (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)  (Class 3)
                                              ----------   -----------   ---------   ---------   ---------   ---------  --------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0             0           0           0           0           0          0
     Units redeemed                                    0             0           0           0           0           0          0
     Units transferred                                 0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding               0             0           0           0           0           0          0
Beginning units                                        0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                           0             0           0           0           0           0          0
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0             0           0           0           0           0          0
     Units redeemed                                    0             0           0           0           0           0          0
     Units transferred                                 0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding               0             0           0           0           0           0          0
Beginning units                                        0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                           0             0           0           0           0           0          0
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                1,535,092       116,017     180,540     233,091   2,356,931     191,327     42,739
     Units redeemed                             (141,295)      (11,860)    (10,045)    (14,645)   (203,347)    (14,401)    (3,865)
     Units transferred                           842,659        50,877      99,048     177,437     840,613      71,028      6,983
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding       2,236,456       155,034     269,543     395,883   2,994,197     247,954     45,857
Beginning units                                1,725,141       263,040     186,478     226,851   2,457,488     255,534     73,506
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                   3,961,597       418,074     456,021     622,734   5,451,685     503,488    119,363
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0             0           0           0      42,198           0          0
     Units redeemed                                    0             0           0           0     (73,084)          0          0
     Units transferred                                 0             0           0           0   1,255,733           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding               0             0           0           0   1,224,847           0          0
Beginning units                                        0             0           0           0     356,089           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                           0             0           0           0   1,580,936           0          0
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0             0           0           0           0           0          0
     Units redeemed                                    0             0           0           0           0           0          0
     Units transferred                                 0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding               0             0           0           0           0           0          0
Beginning units                                        0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                           0             0           0           0           0           0          0
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  498,711       122,155     121,340     244,725     862,472      87,066     65,881
     Units redeemed                              (17,371)       (3,570)     (2,097)     (5,266)    (28,561)     (7,816)    (2,297)
     Units transferred                           136,263        22,630      13,128      98,490     132,732      18,058     17,619
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding         617,603       141,215     132,371     337,949     966,643      97,308     81,203
Beginning units                                  171,023       120,938      16,101      70,669     268,867      65,932     22,810
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                     788,626       262,153     148,472     408,618   1,235,510     163,240    104,013
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0             0           0           0           0           0          0
     Units redeemed                                    0             0           0           0           0           0          0
     Units transferred                                 0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding               0             0           0           0           0           0          0
Beginning units                                        0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                           0             0           0           0           0           0          0
                                              ==========   ===========   =========   =========   =========   =========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0             0           0           0           0           0          0
     Units redeemed                                    0             0           0           0           0           0          0
     Units transferred                                 0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Increase (decrease) in units outstanding               0             0           0           0           0           0          0
Beginning units                                        0             0           0           0           0           0          0
                                              ----------   -----------   ---------   ---------   ---------   ---------  ---------
Ending units                                           0             0           0           0           0           0          0
                                              ==========   ===========   =========   =========   =========   =========  =========

                                              Goldman                                                International International
                                                Sachs        Growth-          Growth    High-Yield   Diversified       Growth
                                              Research        Income      Opportunities     Bond       Equities       & Income
                                              Portfolio     Portfolio       Portfolio    Portfolio     Portfolio     Portfolio
                                              (Class 3)     (Class 3)       (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                              ---------     ---------     ------------- ----------   -----------   ------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0             0                 0           0             0              0
     Units redeemed                                   0             0                 0           0             0              0
     Units transferred                                0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0             0                 0           0             0              0
Beginning units                                       0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0             0                 0           0             0              0
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.40%:
     Units sold                                       0             0                 0           0             0              0
     Units redeemed                                   0             0                 0           0             0              0
     Units transferred                                0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0             0                 0           0             0              0
Beginning units                                       0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0             0                 0           0             0              0
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                       0        62,435           128,409     395,749     2,528,947        267,323
     Units redeemed                                   0       (12,846)          (12,277)    (54,952)     (192,136)       (35,670)
     Units transferred                                0        60,599            (8,932)    115,658       738,167        213,791
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0       110,188           107,200     456,455     3,074,978        445,444
Beginning units                                       0       231,147           269,627     711,066     2,207,499        650,380
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0       341,335           376,827   1,167,521     5,282,477      1,095,824
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0             0                 0           0             0              0
     Units redeemed                                   0             0                 0           0             0              0
     Units transferred                                0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0             0                 0           0             0              0
Beginning units                                       0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0             0                 0           0             0              0
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0             0                 0           0             0              0
     Units redeemed                                   0             0                 0           0             0              0
     Units transferred                                0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0             0                 0           0             0              0
Beginning units                                       0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0             0                 0           0             0              0
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  12,727        51,361            52,039     233,239       705,332        156,695
     Units redeemed                                 (27)       (1,805)           (1,572)    (31,797)      (18,233)        (9,144)
     Units transferred                           20,849        31,661           (26,900)     18,167       105,235        159,876
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding         33,549        81,217            23,567     219,609       792,334        307,427
Beginning units                                   9,103        19,569            18,972     169,593       197,653         94,383
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                     42,652       100,786            42,539     389,202       989,987        401,810
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0             0                 0           0             0              0
     Units redeemed                                   0             0                 0           0             0              0
     Units transferred                                0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0             0                 0           0             0              0
Beginning units                                       0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0             0                 0           0             0              0
                                              =========     =========     =============  ==========   ===========  =============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0             0                 0           0             0              0
     Units redeemed                                   0             0                 0           0             0              0
     Units transferred                                0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Increase (decrease) in units outstanding              0             0                 0           0             0              0
Beginning units                                       0             0                 0           0             0              0
                                              ---------     ---------     -------------  ----------   -----------  -------------
Ending units                                          0             0                 0           0             0              0
                                              =========     =========     =============  ==========   ===========  =============

                                                              MFS
                                                         Massachusetts        MFS                      Putnam
                                               Marsico     Investors         Mid-Cap       MFS Total   Growth:      Real
                                               Growth        Trust           Growth          Return    Voyager     Estate
                                              Portfolio    Portfolio        Portfolio      Portfolio  Portfolio  Portfolio
                                              (Class 3)    (Class 3)        (Class 3)      (Class 3)  (Class 3)  (Class 3)
                                              ---------  -------------   ------------    -----------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.40%:
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 484,023         311,311       1,026,836     877,768      35,979     338,043
     Units redeemed                             (43,476)        (54,916)       (100,258)   (108,651)     (4,581)    (22,325)
     Units transferred                          254,374         163,492         228,945     489,434     (19,247)    112,768
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding        694,921         419,887       1,155,523   1,258,551      12,151     428,486
Beginning units                                 918,446         545,587       1,733,813   1,504,371      91,097     337,696
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                  1,613,367         965,474       2,889,336   2,762,922     103,248     766,182
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  22,597         101,625         351,279     510,514       7,036     128,020
     Units redeemed                                (515)         (3,378)        (11,217)    (30,523)       (566)     (3,077)
     Units transferred                            4,499          16,963         (22,046)    100,872      (4,685)     (1,655)
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding         26,581         115,210         318,016     580,863       1,785     123,288
Beginning units                                  19,430          42,043         182,200     117,387      12,618      46,205
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                     46,011         157,253         500,216     698,250      14,403     169,493
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

 For the year ended December 31, 2004.


                                                Davis                               Federated
                                               Venture      "Dogs" of    Emerging    American     Foreign    Global      Global
                                                Value      Wyall Street    Markets     Leaders      Value      Bond      Equities
                                              Portfolio     Portfolio    Portfolio   Portfolio   Portfolio Portfolio   Portfolio
                                              (Class 3)      (Class 3)   (Class 3)   (Class 3)   (Class 3) (Class 3)   (Class 3)
                                              ----------   -----------   ---------  ----------   ---------  ---------   ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0              0           0           0           0          0           0
     Units redeemed                                   0              0           0           0           0          0           0
     Units transferred                                0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding              0              0           0           0           0          0           0
Beginning units                                       0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                          0              0           0           0           0          0           0
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 945,381        135,660      86,667     375,665   1,514,546    141,007      94,863
     Units redeemed                             (55,863)       (11,938)    (27,194)    (15,120)    (52,678)   (14,945)     (3,930)
     Units transferred                          284,212         91,227      51,256     135,516     296,683     36,257       6,448
                                              ---------     -----------   ---------   ---------   ---------  ---------  ---------
Increase (decrease) in units outstanding      1,173,730        214,949     110,729     496,061   1,758,551    162,319      97,381
Beginning units                                 477,327        112,425      33,017     147,282     614,436     73,716      69,702
                                              ---------     -----------   ---------   ---------   ---------  ---------  ---------
Ending units                                  1,651,057        327,374     143,746     643,343   2,372,987    236,035     167,083
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                 137,606          4,785      37,775      34,145     287,599     18,695       9,290
     Units redeemed                             (14,172)        (1,605)     (5,159)     (1,553)    (26,177)    (6,481)     (1,062)
     Units transferred                           92,331         (2,120)     16,896      26,070     108,460      2,890      (6,695)
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding        215,765          1,060      49,512      58,662     369,882     15,104       1,533
Beginning units                                 262,216         66,688      42,556      27,080     361,907     37,002      10,826
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                    477,981         67,748      92,068      85,742     731,789     52,106      12,359
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0              0           0           0       1,650          0           0
     Units redeemed                                   0              0           0           0        (501)         0           0
     Units transferred                                0              0           0           0      26,814          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding              0              0           0           0      27,963          0           0
Beginning units                                       0              0           0           0       2,169          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                          0              0           0           0      30,132          0           0
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0              0           0           0           0          0           0
     Units redeemed                                   0              0           0           0           0          0           0
     Units transferred                                0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding              0              0           0           0           0          0           0
Beginning units                                       0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                          0              0           0           0           0          0           0
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0              0           0           0           0          0           0
     Units redeemed                                   0              0           0           0           0          0           0
     Units transferred                                0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding              0              0           0           0           0          0           0
Beginning units                                       0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                          0              0           0           0           0          0           0
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0              0           0           0           0          0           0
     Units redeemed                                   0              0           0           0           0          0           0
     Units transferred                                0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding              0              0           0           0           0          0           0
Beginning units                                       0              0           0           0           0          0           0
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                          0              0           0           0           0          0           0
                                              =========    ===========   =========   =========   =========  =========   =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  77,341         29,832      41,328      33,915     155,819     14,933       7,052
     Units redeemed                              (3,452)           (49)       (249)       (803)     (5,933)       (35)        (85)
     Units transferred                           33,397         15,053     154,951       2,132      42,014      8,880       9,636
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Increase (decrease) in units outstanding        107,286         44,836     196,030      35,244     191,900     23,778      16,603
Beginning units                                  54,820          3,319       1,324       7,397     100,847      5,655       1,950
                                              ---------    -----------   ---------   ---------   ---------  ---------   ---------
Ending units                                    162,106         48,155     197,354      42,641     292,747     29,433      18,553
                                              =========    ===========   =========   =========   =========  =========   =========

                                               Goldman                                            International  International
                                                Sachs      Growth-       Growth      High-Yield   Diversified       Growth
                                              Research     Income     Opportunities     Bond        Equities       & Income
                                              Portfolio   Portfolio    Portfolio      Portfolio     Portfolio      Portfolio
                                              (Class 3)   (Class 3)    (Class 3)      (Class 3)     (Class 3)      (Class 3)
                                              ---------   ---------   -------------  -----------  ------------   -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:               0           0               0            0             0               0
     Units sold                                       0           0               0            0             0               0
     Units redeemed                                   0           0               0            0             0               0
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Increase (decrease) in units outstanding              0           0               0            0             0               0
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.72% (4):      59,820      54,906         135,390      309,387     1,388,881         305,643
     Units sold                                    (511)     (8,242)         (1,597)    (290,764)     (100,246)        (39,735)
     Units redeemed                              17,902      53,079          15,817       (3,383)      240,572         366,560
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                 77,211      99,743         149,610       15,240     1,529,207         632,468
Increase (decrease) in units outstanding         20,555      62,858          53,113      676,213       908,859         284,473
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                 97,766     162,601         202,723      691,453     2,438,066         916,941
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.77% (7):           0       5,685          38,286       51,231       237,141          33,431
     Units sold                                       0      (1,987)         (2,441)     (11,523)      (20,667)         (6,484)
     Units redeemed                                   0       4,595           5,958       23,012        82,027          42,040
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                      0       8,293          41,803       62,720       298,501          68,987
Increase (decrease) in units outstanding              0      40,091          71,725      148,009       271,169         112,450
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                      0      48,384         113,528      210,729       569,670         181,437
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.77% (2):           0           0               0            0             0               0
     Units sold                                       0           0               0            0             0               0
     Units redeemed                                   0           0               0            0             0               0
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Increase (decrease) in units outstanding              0           0               0            0             0               0
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.77% (3):           0           0               0            0             0               0
     Units sold                                       0           0               0            0             0               0
     Units redeemed                                   0           0               0            0             0               0
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Increase (decrease) in units outstanding              0           0               0            0             0               0
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.80%:               0           0               0            0             0               0
     Units sold                                       0           0               0            0             0               0
     Units redeemed                                   0           0               0            0             0               0
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Increase (decrease) in units outstanding              0           0               0            0             0               0
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.95%:               0           0               0            0             0               0
     Units sold                                       0           0               0            0             0               0
     Units redeemed                                   0           0               0            0             0               0
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Increase (decrease) in units outstanding              0           0               0            0             0               0
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                      0           0               0            0             0               0
Ending units                                  =========   =========   =============   ==========   ===========   =============

Contracts With Total Expenses of 1.97% (4):           0      10,138          47,366       27,598       125,675          20,160
     Units sold                                       0        (194)           (589)        (588)       (6,021)           (265)
     Units redeemed                                 121      (1,088)        (14,263)       1,973        40,284           5,384
     Units transferred                        ---------   ---------   -------------   ----------   -----------   -------------
                                                    121       8,856          32,514       28,983       159,938          25,279
Increase (decrease) in units outstanding            460       7,346           1,328       47,810       101,785          27,307
Beginning units                               ---------   ---------   -------------   ----------   -----------   -------------
                                                    581      16,202          33,842       76,793       261,723          52,586
Ending units                                  =========   =========   =============   ==========   ===========   =============

                                                               MFS
                                                          Massachusetts        MFS                     Putnam
                                               Marsico      Investors        Mid-Cap      MFS Total    Growth:      Real
                                                Growth        Trust           Growth       Return      Voyager     Estate
                                              Portfolio     Portfolio       Portfolio     Portfolio   Portfolio  Portfolio
                                              (Class 3)     (Class 3)       (Class 3)     (Class 3)   (Class 3)  (Class 3)
                                              ---------   -------------   -------------   ---------   ---------   ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 130,640         208,086         726,813     857,839      20,879     189,647
     Units redeemed                              (4,355)        (11,884)        (35,479)    (62,280)       (284)    (17,040)
     Units transferred                           28,130          37,567          32,963     106,391      (4,868)     (7,749)
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding        154,415         233,769         724,297     901,950      15,727     164,858
Beginning units                                  63,004         147,935         539,293     392,289      20,509     117,151
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                    217,419         381,704       1,263,590   1,294,239      36,236     282,009
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  74,697          52,538         109,404      87,772       1,462      56,339
     Units redeemed                             (14,057)         (4,902)        (30,609)    (10,129)       (284)     (5,226)
     Units transferred                           (6,442)         23,174           2,288     160,602      12,362      12,375
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding         54,198          70,810          81,083     238,245      13,540      63,488
Beginning units                                 290,269          81,535         329,389     198,694      14,803      86,289
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                    344,467         152,345         410,472     436,939      28,343     149,777
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0               0               0           0           0           0
     Units redeemed                                   0               0               0           0           0           0
     Units transferred                                0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding              0               0               0           0           0           0
Beginning units                                       0               0               0           0           0           0
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                          0               0               0           0           0           0
                                              =========   =============   =============   =========   =========   =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                   1,726          25,489          63,589      63,125       1,131      32,452
     Units redeemed                                (208)         (1,076)         (3,014)     (1,517)         (4)       (818)
     Units transferred                              420           2,567          15,570      23,241         219      (8,363)
                                              ---------   -------------   -------------   ---------   ---------   ---------
Increase (decrease) in units outstanding          1,938          26,980          76,145      84,849       1,346      23,271
Beginning units                                   9,516          13,907          54,490      45,627       2,415       7,501
                                              ---------   -------------   -------------   ---------   ---------   ---------
Ending units                                     11,454          40,887         130,635     130,476       3,761      30,772
                                              =========   =============   =============   =========   =========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                              Small & Mid  SunAmerica               Telecom    Worldwide                Emerging
                                               Cap Value    Balanced  Technology    Utility   High Income   Comstock     Growth
                                               Portfolio   Portfolio  Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                                (Class 3)  (Class 3)  (Class 3)    (Class 3)   (Class 3)   (Class II)  (Class II)
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0           0          0           0            0           0           0
     Units redeemed                                     0           0          0           0            0           0           0
     Units transferred                                  0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0          0           0            0           0           0
Beginning units                                         0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0           0          0           0            0           0           0
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                         0           0          0           0            0           0           0
     Units redeemed                                     0           0          0           0            0           0           0
     Units transferred                                  0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0          0           0            0           0           0
Beginning units                                         0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0           0          0           0            0           0           0
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 1,239,233     150,604    857,303           0            0   1,756,123     201,131
     Units redeemed                               (90,441)    (24,503)  (107,870)          0            0    (213,322)    (50,342)
     Units transferred                            469,290      20,369    (48,646)          0            0     935,540     (11,105)
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding        1,618,082     146,470    700,787           0            0   2,478,341     139,684
Beginning units                                 1,434,737     233,498  1,468,722           0            0   4,171,378   1,195,811
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                    3,052,819     379,968  2,169,509           0            0   6,649,719   1,335,495
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                    18,929           0          0           0            0     423,765      35,983
     Units redeemed                               (70,609)          0          0           0            0    (685,809)    (75,106)
     Units transferred                          1,199,824           0          0           0            0   2,819,204      36,569
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding        1,148,144           0          0           0            0   2,557,160      (2,554)
Beginning units                                   192,827           0          0           0            0   8,080,079   1,129,170
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                    1,340,971           0          0           0            0  10,637,239   1,126,616
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0           0          0           0            0           0           0
     Units redeemed                                     0           0          0           0            0           0           0
     Units transferred                                  0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0          0           0            0           0           0
Beginning units                                         0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0           0          0           0            0           0           0
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                   598,391      88,313    212,973         854        4,400     573,704      39,448
     Units redeemed                               (12,044)     (9,980)    (8,091)        (25)      (1,623)    (16,747)     (2,942)
     Units transferred                             92,862      15,561     61,147         (68)       7,452      84,751       7,793
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding          679,209      93,894    266,029         761       10,229     641,708      44,299
Beginning units                                   204,186      25,176     89,460       1,863        9,538     450,168      99,452
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                      883,395     119,070    355,489       2,624       19,767   1,091,876     143,751
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0           0          0           0            0           0           0
     Units redeemed                                     0           0          0           0            0           0           0
     Units transferred                                  0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0          0           0            0           0           0
Beginning units                                         0           0          0           0            0           0           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0           0          0           0            0           0           0
                                              ===========  ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                         0           0          0           0            0       6,338           0
     Units redeemed                                     0           0          0           0            0      (4,167)          0
     Units transferred                                  0           0          0           0            0      34,284           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0           0          0           0            0      36,455           0
Beginning units                                         0           0          0           0            0      89,132           0
                                              -----------  ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0           0          0           0            0     125,587           0
                                              ===========  ========== ==========   =========  ===========  ==========  ==========

                                              Growth and             Conservative  Conservative
                                               Income     Balanced    Balanced       Growth       Equity Income    Flexible Income
                                              Portfolio   Portfolio   Portfolio     Portfolio          Fund           Portfolio
                                              (Class II)  (Class 1)   (Class 1)     (Class 1)       (Class 1)         (Class 1)
                                             ----------  ----------  ------------  ------------    -------------   ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0           0             0             0                0                 0
     Units redeemed                                   0           0             0             0                0                 0
     Units transferred                                0           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding              0           0             0             0                0                 0
Beginning units                                       0           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                          0           0             0             0                0                 0
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.40%:
     Units sold                                       0     772,132        19,934       205,099           79,318           184,651
     Units redeemed                                   0    (761,205)      (81,369)     (258,018)        (104,275)         (323,699)
     Units transferred                                0   2,235,764       487,153       570,264          204,944           991,604
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding              0   2,246,691       425,718       517,345          179,987           852,556
Beginning units                                       0   6,791,743     1,109,847     3,102,160        1,611,820         2,262,614
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                          0   9,038,434     1,535,565     3,619,505        1,791,807         3,115,170
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.52% (1):
     Units sold                               3,218,491       7,040             0        11,154                0                 0
     Units redeemed                            (399,577)   (116,133)            0      (100,337)               0                 0
     Units transferred                        1,462,144      47,287             0       (81,190)               0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding      4,281,058     (61,806)            0      (170,373)               0                 0
Beginning units                               5,138,254   1,345,761             0     1,034,334                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                  9,419,312   1,283,955             0       863,961                0                 0
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                 311,304           0             0             0                0                 0
     Units redeemed                            (491,554)          0             0             0                0                 0
     Units transferred                        1,564,681           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding      1,384,431           0             0             0                0                 0
Beginning units                               5,593,346           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                  6,977,777           0             0             0                0                 0
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0           0             0             0                0                 0
     Units redeemed                                   0           0             0             0                0                 0
     Units transferred                                0           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding              0           0             0             0                0                 0
Beginning units                                       0           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                          0           0             0             0                0                 0
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                 807,972           0             0             0                0                 0
     Units redeemed                             (29,152)          0             0             0                0                 0
     Units transferred                          102,965           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding        881,785           0             0             0                0                 0
Beginning units                                 351,301           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                  1,233,086           0             0             0                0                 0
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0     239,776        25,164       136,771           22,755            52,358
     Units redeemed                                   0    (219,767)      (40,817)      (91,874)         (18,054)          (72,358)
     Units transferred                                0     713,566        88,314       252,486           12,714           154,354
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding              0     733,575        72,661       297,383           17,415           134,354
Beginning units                                       0   2,594,516       357,165     1,816,953          313,193           728,476
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                          0   3,328,091       429,826     2,114,336          330,608           862,830
                                             ==========  ==========  ============  ============    =============   ===============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0           0             0             0                0                 0
     Units redeemed                                   0           0             0             0                0                 0
     Units transferred                                0           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Increase (decrease) in units outstanding              0           0             0             0                0                 0
Beginning units                                       0           0             0             0                0                 0
                                             ----------  ----------  ------------  ------------    -------------   ---------------
Ending units                                          0           0             0             0                0                 0
                                             ==========  ==========  ============  ============    =============   ===============

                                                                                      International    Mid Cap       Money
                                              Growth     Growth & Income   Income        Growth        Stock         Market
                                               Fund           Fund          Fund          Fund          Fund          Fund
                                             (Class 1)      (Class 1)     (Class 1)    (Class 1)      (Class 1)    (Class 1)
                                             ---------   ---------------  ---------   -------------   ---------    ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0                 0          0               0           0            0
     Units redeemed                                  0                 0          0               0           0            0
     Units transferred                               0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding             0                 0          0               0           0            0
Beginning units                                      0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                         0                 0          0               0           0            0
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.40%:
     Units sold                                  4,370            24,806     13,348           7,999      12,229      300,309
     Units redeemed                            (14,216)          (46,347)  (121,128)         (1,120)    (24,632)     (63,557)
     Units transferred                          22,317           180,663     69,491          48,014     191,245     (218,192)
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding        12,471           159,122    (38,289)         54,893     178,842       18,560
Beginning units                                150,222           574,264  1,063,870          19,405     283,314      559,449
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                   162,693           733,386  1,025,581          74,298     462,156      578,009
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0                 0          0               0           0            0
     Units redeemed                                  0                 0          0               0           0            0
     Units transferred                               0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding             0                 0          0               0           0            0
Beginning units                                      0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                         0                 0          0               0           0            0
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0                 0          0               0           0            0
     Units redeemed                                  0                 0          0               0           0            0
     Units transferred                               0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding             0                 0          0               0           0            0
Beginning units                                      0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                         0                 0          0               0           0            0
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0                 0          0               0           0            0
     Units redeemed                                  0                 0          0               0           0            0
     Units transferred                               0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding             0                 0          0               0           0            0
Beginning units                                      0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                         0                 0          0               0           0            0
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0                 0          0               0           0            0
     Units redeemed                                  0                 0          0               0           0            0
     Units transferred                               0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding             0                 0          0               0           0            0
Beginning units                                      0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                         0                 0          0               0           0            0
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                    951            19,955        658               0           0       28,012
     Units redeemed                             (1,400)          (16,244)    (7,308)           (766)     (4,179)     (15,703)
     Units transferred                             568            (8,572)   (48,378)          2,156       1,422      (37,387)
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding           119            (4,861)   (55,028)          1,390      (2,757)     (25,078)
Beginning units                                 66,001           432,599    211,232           8,079      57,091      111,605
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                    66,120           427,738    156,204           9,469      54,334       86,527
                                             =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0                 0          0               0           0            0
     Units redeemed                                  0                 0          0               0           0            0
     Units transferred                               0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding             0                 0          0               0           0            0
Beginning units                                      0                 0          0               0           0            0
                                             ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                         0                 0          0               0           0            0
                                             =========   ===============  =========   =============   =========    =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                              Small & Mid    SunAmerica               Telecom    Worldwide                Emerging
                                                Cap Value     Balanced  Technology    Utility   High Income   Comstock     Growth
                                                Portfolio    Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                                (Class 3)     (Class 3)  (Class 3)   (Class 3)   (Class 3)   (Class II)  (Class II)
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0             0          0           0            0       9,349           0
     Units redeemed                                     0             0          0           0            0        (549)          0
     Units transferred                                  0             0          0           0            0       3,923           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0             0          0           0            0      12,723           0
Beginning units                                         0             0          0           0            0      35,843           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0             0          0           0            0      48,566           0
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                   995,154       132,283    388,368       3,086       10,411     821,757      87,667
     Units redeemed                               (28,103)       (9,334)   (24,694)         (9)     (24,692)    (47,288)     (7,623)
     Units transferred                            177,654        33,409    (37,174)     (1,317)      26,650     257,156        (483)
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding        1,144,705       156,358    326,500       1,760       12,369   1,031,625      79,561
Beginning units                                   368,369        90,194    215,592       1,991       16,266     614,411     159,665
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                    1,513,074       246,552    542,092       3,751       28,635   1,646,036     239,226
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                   178,310         7,745     69,315           0            0     162,633      21,503
     Units redeemed                               (24,290)       (1,351)   (18,704)          0            0     (68,024)    (26,711)
     Units transferred                             89,667         2,249    210,146           0            0     166,189      (6,266)
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding          243,687         8,643    260,757           0            0     260,798     (11,474)
Beginning units                                   282,420        46,635    223,801           0            0     776,438     238,273
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                      526,107        55,278    484,558           0            0   1,037,236     226,799
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                     1,362             0          0           0            0      34,970       4,193
     Units redeemed                                  (801)            0          0           0            0     (27,151)       (995)
     Units transferred                             45,533             0          0           0            0     142,663      22,330
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding           46,094             0          0           0            0     150,482      25,528
Beginning units                                     2,048             0          0           0            0     482,806      75,718
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                       48,142             0          0           0            0     633,288     101,246
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0             0          0           0            0           0           0
     Units redeemed                                     0             0          0           0            0           0           0
     Units transferred                                  0             0          0           0            0           0           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0             0          0           0            0           0           0
Beginning units                                         0             0          0           0            0           0           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0             0          0           0            0           0           0
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                         0             0          0           0            0           0           0
     Units redeemed                                     0             0          0           0            0           0           0
     Units transferred                                  0             0          0           0            0           0           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0             0          0           0            0           0           0
Beginning units                                         0             0          0           0            0           0           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0             0          0           0            0           0           0
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                         0             0          0           0            0      49,323           0
     Units redeemed                                     0             0          0           0            0      (9,725)          0
     Units transferred                                  0             0          0           0            0     (31,371)          0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding                0             0          0           0            0       8,227           0
Beginning units                                         0             0          0           0            0     101,065           0
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                            0             0          0           0            0     109,292           0
                                              ===========    ========== ==========   =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                    89,711         7,514     63,801         483           75     144,456      23,531
     Units redeemed                                (3,332)          (81)    (2,838)          0          (30)     (7,711)       (226)
     Units transferred                             51,682         2,181     14,572           0          523      30,481      (1,066)
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding          138,061         9,614     75,535         483          568     167,226      22,239
Beginning units                                    65,785         1,846     21,043         610          393     148,948      25,451
                                              -----------    ---------- ----------   ---------  -----------  ----------  ----------
Ending units                                      203,846        11,460     96,578       1,093          961     316,174      47,690
                                              ===========    ========== ==========   =========  ===========  ==========  ==========

                                              Growth $                Conservative Conservative
                                                Income     Balanced     Balanced       Growth       Equity Income   Flexible Income
                                              Portfolio    Portfolio    Portfolio    Portfolio           Fund          Portfolio
                                              (Class II)   (Class A)    (Class A)    (Class A)        (Class A)        (Class A)
                                              ----------   ---------  ------------  ------------    -------------   ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0           0             0             0                 0                0
     Units redeemed                                    0           0             0             0                 0                0
     Units transferred                                 0           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding               0           0             0             0                 0                0
Beginning units                                        0           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                           0           0             0             0                 0                0
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                1,594,864           0             0             0                 0                0
     Units redeemed                              (72,357)          0             0             0                 0                0
     Units transferred                           170,565           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding       1,693,072           0             0             0                 0                0
Beginning units                                  773,882           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                   2,466,954           0             0             0                 0                0
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  272,221       1,344             0         6,444                 0                0
     Units redeemed                              (56,177)    (21,355)            0       (13,959)                0                0
     Units transferred                            83,156       4,480             0           494                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding         299,200     (15,531)            0        (7,021)                0                0
Beginning units                                  747,351     273,852             0       156,675                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                   1,046,551     258,321             0       149,654                 0                0
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                   28,746           0             0             0                 0                0
     Units redeemed                               (8,239)          0             0             0                 0                0
     Units transferred                            85,029           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding         105,536           0             0             0                 0                0
Beginning units                                  209,230           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                     314,766           0             0             0                 0                0
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0           0             0             0                 0                0
     Units redeemed                                    0           0             0             0                 0                0
     Units transferred                                 0           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding               0           0             0             0                 0                0
Beginning units                                        0           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                           0           0             0             0                 0                0
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.80%:
     Units sold                                        0      60,079        10,289        16,742            29,264            3,994
     Units redeemed                                    0    (221,161)      (32,278)      (45,147)          (37,909)        (124,964)
     Units transferred                                 0     519,410        (8,580)       52,295            63,310           32,864
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding               0     358,328       (30,569)       23,890            54,665          (88,106)
Beginning units                                        0   2,836,346       329,852     1,210,955           434,430          808,158
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                           0   3,194,674       299,283     1,234,845           489,095          720,052
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.95%:
     Units sold                                        0           0             0             0                 0                0
     Units redeemed                                    0           0             0             0                 0                0
     Units transferred                                 0           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding               0           0             0             0                 0                0
Beginning units                                        0           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                           0           0             0             0                 0                0
                                              ==========  ==========  ============  ============     =============  ===============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  150,924           0             0             0                 0                0
     Units redeemed                               (6,194)          0             0             0                 0                0
     Units transferred                            34,847           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Increase (decrease) in units outstanding         179,577           0             0             0                 0                0
Beginning units                                  138,630           0             0             0                 0                0
                                              ----------  ----------  ------------  ------------     -------------  ---------------
Ending units                                     318,207           0             0             0                 0                0
                                              ==========  ==========  ============  ============     =============  ===============

                                                                                       International    Mid Cap       Money
                                                Growth    Growth & Income    Income        Growth        Stock        Market
                                                 Fund           Fund          Fund          Fund          Fund         Fund
                                              (Class A)      (Class A)     (Class A)     (Class A)     (Class A)    (Class A)
                                              ---------   ---------------  ---------   -------------   ---------    ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.80%:
     Units sold                                       0            21,149          0               0           0            0
     Units redeemed                              (4,934)          (25,653)   (12,422)         (2,121)     (4,703)     (57,098)
     Units transferred                            2,523            27,850     30,767             304      46,604       15,262
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding         (2,411)           23,346     18,345          (1,817)     41,901      (41,836)
Beginning units                                  39,588           222,245    219,572           9,051      86,000      101,736
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                     37,177           245,591    237,917           7,234     127,901       59,900
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.95%:
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       0                 0          0               0           0            0
     Units redeemed                                   0                 0          0               0           0            0
     Units transferred                                0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Increase (decrease) in units outstanding              0                 0          0               0           0            0
Beginning units                                       0                 0          0               0           0            0
                                              ---------   ---------------  ---------   -------------   ---------    ---------
Ending units                                          0                 0          0               0           0            0
                                              =========   ===============  =========   =============   =========    =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      5. CHANGES IN UNITS OUTSTANDING(continued)

For the year ended December 31, 2004.

                                                                                              U.S.
                                                        Short Term    Small     Strategic  Government  West Coast
                                               REIT       Income    Cap Growth   Growth    Securities    Equity    Balanced
                                               Fund        Fund        Fund     Portfolio     Fund        Fund     Portfolio
                                             (Class 1)   (Class 1)   (Class 1)  (Class 1)   (Class 1)   (Class 1)  (Class 2)
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0           0           0          0           0           0          0
     Units redeemed                                  0           0           0          0           0           0          0
     Units transferred                               0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0           0           0          0
Beginning units                                      0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                         0           0           0          0           0           0          0
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                  6,773       7,724      20,476    129,692      13,327      58,024          0
     Units redeemed                             (1,148)    (53,306)     (5,373)   (82,403)   (183,651)    (60,031)         0
     Units transferred                          32,981     (15,046)     50,677    253,013    (528,066)    230,068          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding        38,606     (60,628)     65,780    300,302    (698,390)    228,061          0
Beginning units                                     13     490,699     155,493    650,628   2,361,580     749,108          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                    38,619     430,071     221,273    950,930   1,663,190     977,169          0
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0           0           0      6,025           0           0    457,915
     Units redeemed                                  0           0           0    (16,765)          0           0    (99,498)
     Units transferred                               0           0           0     23,895           0           0    385,442
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0     13,155           0           0    743,859
Beginning units                                      0           0           0    240,458           0           0    881,607
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                         0           0           0    253,613           0           0  1,625,466
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0           0           0          0           0           0          0
     Units redeemed                                  0           0           0          0           0           0          0
     Units transferred                               0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0           0           0          0
Beginning units                                      0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                         0           0           0          0           0           0          0
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0           0           0          0           0           0          0
     Units redeemed                                  0           0           0          0           0           0          0
     Units transferred                               0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0           0           0          0
Beginning units                                      0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                         0           0           0          0           0           0          0
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0           0           0          0           0           0          0
     Units redeemed                                  0           0           0          0           0           0          0
     Units transferred                               0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0           0           0          0
Beginning units                                      0           0           0          0           0           0          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                         0           0           0          0           0           0          0
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0       1,583      10,815     44,888         820      14,020          0
     Units redeemed                                 (2)     (4,517)       (635)   (24,068)    (13,099)    (12,860)         0
     Units transferred                               0     (15,191)      3,150     59,123     (62,801)      6,505          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding            (2)    (18,125)     13,330     79,943     (75,080)      7,665          0
Beginning units                                     13      80,256      19,845    333,351     392,012     170,785          0
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                        11      62,131      33,175    413,294     316,932     178,450          0
                                             =========  ==========  ==========  =========  ==========  ==========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0           0           0          0           0           0  1,281,596
     Units redeemed                                  0           0           0          0           0           0   (490,818)
     Units transferred                               0           0           0          0           0           0  2,820,354
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0           0           0          0           0           0  3,611,132
Beginning units                                      0           0           0          0           0           0  5,308,097
                                             ---------  ----------  ----------  ---------  ----------  ----------  ---------
Ending units                                         0           0           0          0           0           0  8,919,229
                                             =========  ==========  ==========  =========  ==========  ==========  =========

                                             Conservative  Conservative   Equity     Flexible              Growth
                                               Balanced       Growth      Income      Income    Growth    & Income    Income
                                               Portfolio     Portfolio     Fund     Portfolio    Fund       Fund       Fund
                                               (Class 2)     (Class 2)   (Class 2)  (Class 2)  (Class 2)  (Class 2)  (Class 2)
                                             ------------  ------------  ---------  ---------  ---------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0             0           0          0          0          0          0
     Units redeemed                                    0             0           0          0          0          0          0
     Units transferred                                 0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0             0           0          0          0          0          0
Beginning units                                        0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0             0           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0             0           0          0          0          0          0
     Units redeemed                                    0             0           0          0          0          0          0
     Units transferred                                 0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0             0           0          0          0          0          0
Beginning units                                        0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0             0           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                        0       431,457           0          0          0          0          0
     Units redeemed                                    0       (45,494)          0          0          0          0          0
     Units transferred                                 0       198,210           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0       584,173           0          0          0          0          0
Beginning units                                        0       465,978           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0     1,050,151           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0             0           0          0          0          0          0
     Units redeemed                                    0             0           0          0          0          0          0
     Units transferred                                 0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0             0           0          0          0          0          0
Beginning units                                        0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0             0           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0             0           0          0          0          0          0
     Units redeemed                                    0             0           0          0          0          0          0
     Units transferred                                 0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0             0           0          0          0          0          0
Beginning units                                        0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0             0           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0             0           0          0          0          0          0
     Units redeemed                                    0             0           0          0          0          0          0
     Units transferred                                 0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0             0           0          0          0          0          0
Beginning units                                        0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0             0           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0             0           0          0          0          0          0
     Units redeemed                                    0             0           0          0          0          0          0
     Units transferred                                 0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding               0             0           0          0          0          0          0
Beginning units                                        0             0           0          0          0          0          0
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                           0             0           0          0          0          0          0
                                             ===========   ===========   =========  =========  =========  =========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                  343,666       560,780     159,951    669,622     29,027     44,290    103,235
     Units redeemed                             (110,486)     (134,768)    (77,607)  (296,825)   (17,754)   (27,481)  (220,363)
     Units transferred                           696,310       560,754     601,684  2,891,900      8,467     66,723    368,504
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Increase (decrease) in units outstanding         929,490       986,766     684,028  3,264,697     19,740     83,532    251,376
Beginning units                                  728,848     1,639,836   1,058,224  3,743,642    103,137    285,233  2,589,597
                                             -----------   -----------   ---------  ---------  ---------  ---------  ---------
Ending units                                   1,658,338     2,626,602   1,742,252  7,008,339    122,877    368,765  2,840,973
                                             ===========   ===========   =========  =========  =========  =========  =========

                                             International   Mid Cap     Money               Short Term
                                                Growth        Stock      Market     REIT       Income
                                                 Fund         Fund       Fund       Fund        Fund
                                              (Class 2)     (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                             -------------  ---------  ---------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0           0          0          0           0
     Units redeemed                                     0           0          0          0           0
     Units transferred                                  0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding                0           0          0          0           0
Beginning units                                         0           0          0          0           0
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                            0           0          0          0           0
                                             ============   =========  =========  =========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                     5,283      31,120    594,849      5,690      17,161
     Units redeemed                                   (26)    (13,848)   (42,814)      (259)    (69,485)
     Units transferred                              9,129      62,924   (137,398)     6,706     129,330
                                             ------------   ---------  ---------  ---------  ----------
Increase (decrease) in units outstanding           14,386      80,196    414,637     12,137      77,006
Beginning units                                    21,413     130,356    346,649          8     813,368
                                             ------------   ---------  ---------  ---------  ----------
Ending units                                       35,799     210,552    761,286     12,145     890,374
                                             ============   =========  =========  =========  ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

** For the period from August 4, 2003(inception) in December 31, 2003.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

          5. CHANGES IN UNITS OUTSTANDING (continued)

     For the year ended December 31, 2004.

                                                         Short Term                  Strategic                 West Coast
                                               REIT        Income   Small Cap Growth  Growth   U.S. Government   Equity   Balanced
                                               Fund         Fund         Fund        Portfolio Securities Fund    Fund    Portfolio
                                            (Class A) **  (Class A)    (Class A)     (Class A)    (Class A)     Class A)  (Class B)
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                      0          0                0         0               0          0   362,740
       Units redeemed                                  0          0                0         0               0          0  (217,349)
       Units transferred                               0          0                0         0               0          0   553,046
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0         0               0          0   698,437
Beginning units                                        0          0                0         0               0          0 2,396,598
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0         0               0          0 3,095,035
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.72% (4):
       Units sold                                      0          0                0         0               0          0         0
       Units redeemed                                  0          0                0         0               0          0         0
       Units transferred                               0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0         0               0          0         0
Beginning units                                        0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0         0               0          0         0
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.77% (7):
       Units sold                                      0          0                0         0               0          0    78,367
       Units redeemed                                  0          0                0    (7,549)              0          0    (8,100)
       Units transferred                               0          0                0    (2,906)              0          0    25,369
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0   (10,455)              0          0    95,636
Beginning units                                        0          0                0   114,663               0          0    99,844
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0   104,208               0          0   195,480
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.77% (2):
       Units sold                                      0          0                0         0               0          0         0
       Units redeemed                                  0          0                0         0               0          0         0
       Units transferred                               0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0         0               0          0         0
Beginning units                                        0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0         0               0          0         0
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.77% (3):
       Units sold                                      0          0                0         0               0          0         0
       Units redeemed                                  0          0                0         0               0          0         0
       Units transferred                               0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0         0               0          0         0
Beginning units                                        0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0         0               0          0         0
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.80%:
       Units sold                                      0          0                0    10,151               0      5,589         0
       Units redeemed                                (79)   (13,615)          (4,473)   (4,674)        (35,107)   (17,151)        0
       Units transferred                           2,811     (1,537)          17,987     9,119         (60,356)    14,086         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding           2,732    (15,152)          13,514    14,596         (95,463)     2,524         0
Beginning units                                       13    122,207           69,505   181,458         415,138    199,919         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                       2,745    107,055           83,019   196,054         319,675    202,443         0
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.95%:
       Units sold                                      0          0                0         0               0          0   108,902
       Units redeemed                                  0          0                0         0               0          0   (42,817)
       Units transferred                               0          0                0         0               0          0   170,376
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0         0               0          0   236,461
Beginning units                                        0          0                0         0               0          0   791,271
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0         0               0          0 1,027,732
                                            ============ ========== ================ ========= =============== ========== =========
Contracts With Total Expenses of 1.97% (4):
       Units sold                                      0          0                0         0               0          0         0
       Units redeemed                                  0          0                0         0               0          0         0
       Units transferred                               0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Increase (decrease) in units outstanding               0          0                0         0               0          0         0
Beginning units                                        0          0                0         0               0          0         0
                                            ------------ ---------- ---------------- --------- --------------- ---------- ---------
Ending units                                           0          0                0         0               0          0         0
                                            ============ ========== ================ ========= =============== ========== =========
                                             Conservative Conservative
                                               Balanced      Growth    Equity Income Flexible Income  Growth   Growth & Income
                                               Portfolio    Portfolio      Fund         Portfolio      Fund         Fund
                                               (Class B)    (Class B)    (Class B)      (Class B)    (Class B)    (Class B)
                                             ------------ ------------ ------------- --------------- --------- ---------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                  92,351      174,864        18,025         157,806       953           1,204
       Units redeemed                             (10,971)     (27,534)       (9,654)        (73,228)  (26,183)        (32,340)
       Units transferred                          148,257      172,969        32,902         227,688     6,820           9,217
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding          229,637      320,299        41,273         312,266   (18,410)        (21,919)
Beginning units                                   301,107      876,531       122,369         463,113    72,051          84,745
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                      530,744    1,196,830       163,642         775,379    53,641          62,826
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.72% (4):
       Units sold                                       0            0             0               0         0               0
       Units redeemed                                   0            0             0               0         0               0
       Units transferred                                0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding                0            0             0               0         0               0
Beginning units                                         0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                            0            0             0               0         0               0
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.77% (7):
       Units sold                                       0       24,722             0               0         0               0
       Units redeemed                                   0       (4,848)            0               0         0               0
       Units transferred                                0        2,556             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding                0       22,430             0               0         0               0
Beginning units                                         0       61,397             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                            0       83,827             0               0         0               0
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.77% (2):
       Units sold                                       0            0             0               0         0               0
       Units redeemed                                   0            0             0               0         0               0
       Units transferred                                0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding                0            0             0               0         0               0
Beginning units                                         0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                            0            0             0               0         0               0
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.77% (3):
       Units sold                                       0            0             0               0         0               0
       Units redeemed                                   0            0             0               0         0               0
       Units transferred                                0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding                0            0             0               0         0               0
Beginning units                                         0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                            0            0             0               0         0               0
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.80%:
       Units sold                                       0            0             0               0         0               0
       Units redeemed                                   0            0             0               0         0               0
       Units transferred                                0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding                0            0             0               0         0               0
Beginning units                                         0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                            0            0             0               0         0               0
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.95%:
       Units sold                                  49,493       36,378        65,434          20,815         0              13
       Units redeemed                              (1,410)     (43,843)      (20,865)        (10,174)     (790)        (15,369)
       Units transferred                           (4,828)      14,731        27,211          42,845    (4,148)         31,144
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding           43,255        7,266        71,780          53,486    (4,938)         15,788
Beginning units                                    78,689      529,868       282,614         273,450    22,069          93,495
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                      121,944      537,134       354,394         326,936    17,131         109,283
                                             ============ ============ ============= =============== ========= ===============
Contracts With Total Expenses of 1.97% (4):
       Units sold                                       0            0             0               0         0               0
       Units redeemed                                   0            0             0               0         0               0
       Units transferred                                0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Increase (decrease) in units outstanding                0            0             0               0         0               0
Beginning units                                         0            0             0               0         0               0
                                             ------------ ------------ ------------- --------------- --------- ---------------
Ending units                                            0            0             0               0         0               0
                                             ============ ============ ============= =============== ========= ===============
                                                       International                                         Short Term
                                               Income     Growth     Mid Cap Stock Money Market    REIT        Income
                                                Fund       Fund          Fund         Fund         Fund        Fund
                                             (Class B)   (Class B)     (Class B)    (Class B)   (Class B) ** (Class B)
                                             --------- ------------- ------------- ------------ ------------ ----------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                    0           201           391       70,225          190        392
       Units redeemed                         (27, 362)           (1)       (1,288)     (20,523)          (1)   (12,168)
       Units transferred                          (373)           (2)       13,308      (32,608)         406     57,303
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding       (27,735)          198        12,411       17,094          595     45,527
Beginning units                                305,417         5,378        32,945      160,005            9     88,392
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                   277,682         5,576        45,356      177,099          604    133,919
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.72% (4):
       Units sold                                    0             0             0            0            0          0
       Units redeemed                                0             0             0            0            0          0
       Units transferred                             0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding             0             0             0            0            0          0
Beginning units                                      0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                         0             0             0            0            0          0
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.77% (7):
       Units sold                                    0             0             0            0            0          0
       Units redeemed                                0             0             0            0            0          0
       Units transferred                             0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding             0             0             0            0            0          0
Beginning units                                      0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                         0             0             0            0            0          0
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.77% (2):
       Units sold                                    0             0             0            0            0          0
       Units redeemed                                0             0             0            0            0          0
       Units transferred                             0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding             0             0             0            0            0          0
Beginning units                                      0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                         0             0             0            0            0          0
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.77% (3):
       Units sold                                    0             0             0            0            0          0
       Units redeemed                                0             0             0            0            0          0
       Units transferred                             0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding             0             0             0            0            0          0
Beginning units                                      0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                         0             0             0            0            0          0
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.80%:
       Units sold                                    0             0             0            0            0          0
       Units redeemed                                0             0             0            0            0          0
       Units transferred                             0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding             0             0             0            0            0          0
Beginning units                                      0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                         0             0             0            0            0          0
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.95%:
       Units sold                               20,497             0         2,301            0            0          0
       Units redeemed                           (8,672)         (528)       (5,638)      (1,174)          (1)    (2,034)
       Units transferred                       (53,028)            0        14,700      (18,317)          (4)     2,837
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding       (41,203)         (528)       11,363      (19,491)          (5)       803
Beginning units                                259,664         5,405        43,115       32,680            9     57,771
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                   218,461         4,877        54,478       13,189            4     58,574
                                             ========= ============= ============= ============ ============ ==========
Contracts With Total Expenses of 1.97% (4):
       Units sold                                    0             0             0            0            0          0
       Units redeemed                                0             0             0            0            0          0
       Units transferred                             0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Increase (decrease) in units outstanding             0             0             0            0            0          0
Beginning units                                      0             0             0            0            0          0
                                             --------- ------------- ------------- ------------ ------------ ----------
Ending units                                         0             0             0            0            0          0
                                             ========= ============= ============= ============ ============ ==========

-----------------------
(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIBALE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                                               Nations   Nations    Nations
                                                Small   Strategic       U.S.      West Coast    Asset    Capital  High Yield
                                             Cap Growth   Growth     Government     Equity   Allocation   Growth     Bond
                                                Fund    Portfolio Securities Fund    Fund     Portfolio Portfolio  Portfolio
                                              (Class 2) (Class 2)    (Class 2)     (Class 2)  (Class B) (Class B)  (Class B)
                                             ---------- --------- --------------- ---------- ---------- --------- ----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                    0          0              0           0          0         0          0
      Units redeemed                                0          0              0           0          0         0          0
      Units transferred                             0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0          0              0           0          0         0          0
Beginning units                                     0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0          0              0           0          0         0          0
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.40%:
      Units sold                                    0          0              0           0          0         0          0
      Units redeemed                                0          0              0           0          0         0          0
      Units transferred                             0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0          0              0           0          0         0          0
Beginning units                                     0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0          0              0           0          0         0          0
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.52% (1):
      Units sold                                    0    141,368              0           0      9,875     9,741     56,679
      Units redeemed                                0     (8,814)             0           0     (1,408)      (27)    (9,077)
      Units transferred                             0     37,583              0           0     18,877   (77,891)    52,199
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0    170,137              0           0     27,344   (68,177)    99,801
Beginning units                                     0    196,663              0           0     50,082    68,177    154,070
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0    366,800              0           0     77,426         0    253,871
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.52% (2):
      Units sold                                    0          0              0           0          0         0          0
      Units redeemed                                0          0              0           0          0         0          0
      Units transferred                             0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0          0              0           0          0         0          0
Beginning units                                     0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0          0              0           0          0         0          0
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.52% (3):
      Units sold                                    0          0              0           0          0         0        402
      Units redeemed                                0          0              0           0    (15,696)        0    (37,123)
      Units transferred                             0          0              0           0      1,359   (28,637)   (15,736)
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0          0              0           0    (14,337)  (28,637)   (52,457)
Beginning units                                     0          0              0           0     69,329    28,637    257,932
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0          0              0           0     54,992         0    205,475
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.52% (4):
      Units sold                                    0          0              0           0          0         0    307,177
      Units redeemed                                0          0              0           0          0         0    (15,360)
      Units transferred                             0          0              0           0          0         0     13,893
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0          0              0           0          0         0    305,710
Beginning units                                     0          0              0           0          0         0    294,400
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0          0              0           0          0         0    600,110
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.55% (5):
      Units sold                                    0          0              0           0          0         0          0
      Units redeemed                                0          0              0           0          0         0          0
      Units transferred                             0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding            0          0              0           0          0         0          0
Beginning units                                     0          0              0           0          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                        0          0              0           0          0         0          0
                                              =======    =======      =========     =======     ======    ======    =======
Contracts With Total Expenses of 1.55% (6):
      Units sold                               16,102    213,120            791      56,017          0         0          0
      Units redeemed                          (20,723)   (22,777)       (71,431)    (67,814)         0         0          0
      Units transferred                        36,047    234,982       (356,916)    216,435          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Increase (decrease) in units outstanding       31,426    425,325       (427,556)    204,638          0         0          0
Beginning units                               104,235    477,462      1,996,843     384,631          0         0          0
                                              -------    -------      ---------     -------     ------    ------    -------
Ending units                                  135,661    902,787      1,569,287     589,269          0         0          0
                                              =======    =======      =========     =======     ======    ======    =======

                                                            Nations                            Nations
                                                Nations     Marsico   Nations     Nations      Marsico     Nations   Nations
                                             International  Focused   Marsico     Marsico   International   MidCap    Small
                                                 Value      Equities   Growth  21st Century Opportunities   Growth   Company
                                               Portfolio   Portfolio Portfolio   Portfolio    Portfolio   Portfolio Portfolio
                                               (Class B)   (Class B) (Class B)   (Class B)    (Class B)   (Class B) (Class B)
                                             ------------- --------- --------- ------------ ------------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0           0        0            0            0         0          0
      Units redeemed                                   0           0        0            0            0         0          0
      Units transferred                                0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding               0           0        0            0            0         0          0
Beginning units                                        0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                           0           0        0            0            0         0          0
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.40%:
      Units sold                                       0           0        0            0            0         0          0
      Units redeemed                                   0           0        0            0            0         0          0
      Units transferred                                0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding               0           0        0            0            0         0          0
Beginning units                                        0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                           0           0        0            0            0         0          0
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.52% (1):
      Units sold                                       0     168,207   94,539        4,897      110,907    16,138     32,639
      Units redeemed                                   0     (26,407)  (8,298)        (148)      (9,775)   (9,364)    (5,458)
      Units transferred                                0     151,181  151,480       13,382       62,766    10,947     20,823
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding               0     292,981  237,721       18,131      163,898    17,721     48,004
Beginning units                                        0     371,681   89,757       13,568      119,127    59,773     66,927
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                           0     664,662  327,478       31,699      283,025    77,494    114,931
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.52% (2):
      Units sold                                       0           0        0            0            0         0          0
      Units redeemed                                   0           0        0            0            0         0          0
      Units transferred                                0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding               0           0        0            0            0         0          0
Beginning units                                        0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                           0           0        0            0            0         0          0
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.52% (3):
      Units sold                                     137       1,391        0            0          311       193        974
      Units redeemed                             (20,654)    (56,095) (19,468)      (1,413)      (6,064)  (25,222)   (27,529)
      Units transferred                           (8,416)    (14,598)  38,264       (2,045)      16,394   (18,276)    (2,989)
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding         (28,933)    (69,302)  18,796       (3,458)      10,641   (43,305)   (29,544)
Beginning units                                  203,775     434,732  207,726       52,461       52,559   149,788    218,509
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                     174,842     365,430  226,522       49,003       63,200   106,483    188,965
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.52% (4):
      Units sold                                      69     609,110        0            0            0         0          0
      Units redeemed                              (1,803)    (25,746)       0            0            0         0          0
      Units transferred                          (11,510)    216,821        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding         (13,244)    800,185        0            0            0         0          0
Beginning units                                   81,604     567,171        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                      68,360   1,367,356        0            0            0         0          0
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.55% (5):
      Units sold                                       0           0        0            0            0         0          0
      Units redeemed                                   0           0        0            0            0         0          0
      Units transferred                                0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding               0           0        0            0            0         0          0
Beginning units                                        0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                           0           0        0            0            0         0          0
                                                 =======   =========  =======       ======      =======   =======    =======
Contracts With Total Expenses of 1.55% (6):
      Units sold                                       0           0        0            0            0         0          0
      Units redeemed                                   0           0        0            0            0         0          0
      Units transferred                                0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Increase (decrease) in units outstanding               0           0        0            0            0         0          0
Beginning units                                        0           0        0            0            0         0          0
                                                 -------   ---------  -------       ------      -------   -------    -------
Ending units                                           0           0        0            0            0         0          0
                                                 =======   =========  =======       ======      =======   =======    =======

                                              Nations     Asset     Global                 Growth
                                               Value   Allocation   Growth     Growth      Income
                                             Portfolio    Fund       Fund       Fund        Fund
                                             (Class B)  (Class 2) (Class 2)   (Class 2)   (Class 2)
                                             --------- ---------- ---------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                    0          0          0           0           0
      Units redeemed                                0          0          0           0           0
      Units transferred                             0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding            0          0          0           0           0
Beginning units                                     0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Ending units                                        0          0          0           0           0
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.40%:
      Units sold                                    0          0          0           0           0
      Units redeemed                                0          0          0           0           0
      Units transferred                             0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding            0          0          0           0           0
Beginning units                                     0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Ending units                                        0          0          0           0           0
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.52% (1):
      Units sold                              126,503          0  2,015,405   3,457,349   4,000,916
      Units redeemed                          (12,577)         0   (115,333)   (288,810)   (343,088)
      Units transferred                        88,073          0  1,134,052   1,826,301   1,969,233
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding      201,999          0  3,034,124   4,994,840   5,627,061
Beginning units                               171,341          0  1,333,341   3,469,056   3,845,451
                                              -------  ---------  ---------  ----------  ----------
Ending units                                  373,340          0  4,367,465   8,463,896   9,472,512
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.52% (2):
      Units sold                                    0    427,351    213,162     403,485     742,662
      Units redeemed                                0   (415,391)  (227,131)   (569,375)   (703,938)
      Units transferred                             0  2,747,991  2,545,673   4,135,249   5,341,801
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding            0  2,759,951  2,531,704   3,969,359   5,380,525
Beginning units                                     0  4,873,672  2,143,699   6,528,755   8,278,965
                                              -------  ---------  ---------  ----------  ----------
Ending units                                        0  7,633,623  4,675,403  10,498,114  13,659,490
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.52% (3):
      Units sold                                  454          0          0           0           0
      Units redeemed                          (32,720)         0          0           0           0
      Units transferred                         5,587          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding      (26,679)         0          0           0           0
Beginning units                               155,985          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Ending units                                  129,306          0          0           0           0
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.52% (4):
      Units sold                                    0          0    550,307   1,105,050   1,132,702
      Units redeemed                                0          0    (10,157)    (27,172)    (37,016)
      Units transferred                             0          0     81,313     111,162     215,114
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding            0          0    621,463   1,189,040   1,310,800
Beginning units                                     0          0    138,696     315,522     417,599
                                              -------  ---------  ---------  ----------  ----------
Ending units                                        0          0    760,159   1,504,562   1,728,399
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.55% (5):
      Units sold                                    0          0          0           0           0
      Units redeemed                                0          0          0           0           0
      Units transferred                             0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding            0          0          0           0           0
Beginning units                                     0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Ending units                                        0          0          0           0           0
                                              =======  =========  =========  ==========  ==========
Contracts With Total Expenses of 1.55% (6):
      Units sold                                    0          0          0           0           0
      Units redeemed                                0          0          0           0           0
      Units transferred                             0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Increase (decrease) in units outstanding            0          0          0           0           0
Beginning units                                     0          0          0           0           0
                                              -------  ---------  ---------  ----------  ----------
Ending units                                        0          0          0           0           0
                                              =======  =========  =========  ==========  ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIBALE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      5.    CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                                                                               Nations   Nations    Nations
                                                Small   Strategic                 West Coast    Asset    Capital  High Yield
                                             Cap Growth   Growth  U.S. Government   Equity   Allocation   Growth     Bond
                                                Fund    Portfolio Securities Fund    Fund     Portfolio Portfolio  Portfolio
                                              (Class B) (Class B)    (Class B)     (Class B)  (Class B) (Class B)  (Class B)
                                             ---------- --------- --------------- ---------- ---------- --------- ----------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                1,652     28,552             0       4,712           0         0          0
      Units redeemed                          (17,540)    (4,575)      (38,674)     (1,632)          0         0          0
      Units transferred                          (749)   (22,133)      (88,220)     19,456           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding      (16,637)     1,844      (126,894)     22,536           0         0          0
Beginning units                                35,940    116,745       453,237      70,860           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                   19,303    118,589       326,343      93,396           0         0          0
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.72% (4):
      Units sold                                    0          0             0           0           0         0    200,462
      Units redeemed                                0          0             0           0           0         0    (20,520)
      Units transferred                             0          0             0           0           0         0     29,139
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding            0          0             0           0           0         0    209,081
Beginning units                                     0          0             0           0           0         0    323,824
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                        0          0             0           0           0         0    532,905
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.77% (7):
      Units sold                                    0      2,284             0           0           0        12      3,314
      Units redeemed                                0       (226)            0           0          (1)       (5)      (266)
      Units transferred                             0      1,410             0           0          83    (4,252)     3,263
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding            0      3,468             0           0          82    (4,245)     6,311
Beginning units                                     0     26,179             0           0          51     4,245     11,170
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                        0     29,647             0           0         133         0     17,481
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.77% (2):
      Units sold                                    0          0             0           0           0         0          0
      Units redeemed                                0          0             0           0           0         0          0
      Units transferred                             0          0             0           0           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding            0          0             0           0           0         0          0
Beginning units                                     0          0             0           0           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                        0          0             0           0           0         0          0
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.77% (3):
      Units sold                                    0          0             0           0           0         0          0
      Units redeemed                                0          0             0           0        (423)     (140)    (5,563)
      Units transferred                             0          0             0           0        (581)   (5,164)    11,192
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding            0          0             0           0      (1,004)   (5,304)     5,629
Beginning units                                     0          0             0           0      14,204     5,304    122,074
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                        0          0             0           0      13,200         0    127,703
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.80%:
      Units sold                                    0          0             0           0           0         0          0
      Units redeemed                                0          0             0           0           0         0          0
      Units transferred                             0          0             0           0           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding            0          0             0           0           0         0          0
Beginning units                                     0          0             0           0           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                        0          0             0           0           0         0          0
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.95%:
      Units sold                                2,496     19,558             0       6,175           0         0          0
      Units redeemed                           (4,452)    (2,278)       (4,030)     (4,718)          0         0          0
      Units transferred                         3,458     21,389       (35,901)     (5,114)          0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding        1,502     38,669       (39,931)     (3,657)          0         0          0
Beginning units                                19,306     38,111       144,873      93,442           0         0          0
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                   20,808     76,780       104,942      89,785           0         0          0
                                               ======    =======       =======      ======      ======     =====    =======
Contracts With Total Expenses of 1.97% (4):
      Units sold                                    0          0             0           0           0         0     23,537
      Units redeemed                                0          0             0           0           0         0     (3,224)
      Units transferred                             0          0             0           0           0         0     14,291
                                               ------    -------       -------      ------      ------     -----    -------
Increase (decrease) in units outstanding            0          0             0           0           0         0     34,604
Beginning units                                     0          0             0           0           0         0     76,896
                                               ------    -------       -------      ------      ------     -----    -------
Ending units                                        0          0             0           0           0         0    111,500
                                               ======    =======       =======      ======      ======     =====    =======

                                                            Nations                            Nations
                                                Nations     Marsico   Nations     Nations      Marsico     Nations   Nations
                                             International  Focused   Marsico     Marsico   International   MidCap    Small
                                                 Value      Equities   Growth  21st Century Opportunities   Growth   Company
                                               Portfolio   Portfolio Portfolio   Portfolio    Portfolio   Portfolio Portfolio
                                               (Class B)   (Class B) (Class B)   (Class B)    (Class B)   (Class B) (Class B)
                                             ------------- --------- --------- ------------ ------------- --------- ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                       0           0       0             0           0          0         0
      Units redeemed                                   0           0       0             0           0          0         0
      Units transferred                                0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding               0           0       0             0           0          0         0
Beginning units                                        0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                           0           0       0             0           0          0         0
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.72% (4):
      Units sold                                   8,422     688,997       0             0           0          0         0
      Units redeemed                              (5,696)    (37,213)      0             0           0          0         0
      Units transferred                          (12,599)    202,002       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding          (9,873)    853,786       0             0           0          0         0
Beginning units                                  212,187     812,121       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                     202,314   1,665,907       0             0           0          0         0
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.77% (7):
      Units sold                                       0      15,275   7,066             0       8,342          0     1,394
      Units redeemed                                   0        (495)   (106)           (7)        (92)        (3)     (102)
      Units transferred                                0       8,318   2,930          (637)      2,961      5,015     1,975
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding               0      23,098   9,890          (644)     11,211      5,012     3,267
Beginning units                                        0      11,251   6,744           916       7,071      4,127     4,725
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                           0      34,349  16,634           272      18,282      9,139     7,992
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.77% (2):
      Units sold                                       0           0       0             0           0          0         0
      Units redeemed                                   0           0       0             0           0          0         0
      Units transferred                                0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding               0           0       0             0           0          0         0
Beginning units                                        0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                           0           0       0             0           0          0         0
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.77% (3):
      Units sold                                       0         183     196             0           0          0         0
      Units redeemed                              (5,363)     (5,307) (6,195)         (845)       (103)    (1,748)   (2,433)
      Units transferred                           (1,654)      3,431   2,565         1,544       5,238    (14,291)   (1,119)
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding          (7,017)     (1,693) (3,434)          699       5,135    (16,039)   (3,552)
Beginning units                                   75,852     120,682  65,292        19,194      13,417     69,537    67,555
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                      68,835     118,989  61,858        19,893      18,552     53,498    64,003
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.80%:
      Units sold                                       0           0       0             0           0          0         0
      Units redeemed                                   0           0       0             0           0          0         0
      Units transferred                                0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding               0           0       0             0           0          0         0
Beginning units                                        0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                           0           0       0             0           0          0         0
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.95%:
      Units sold                                       0           0       0             0           0          0         0
      Units redeemed                                   0           0       0             0           0          0         0
      Units transferred                                0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding               0           0       0             0           0          0         0
Beginning units                                        0           0       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                           0           0       0             0           0          0         0
                                                 =======   =========  ======        ======      ======     ======    ======
Contracts With Total Expenses of 1.97% (4):
      Units sold                                     941      81,603       0             0           0          0         0
      Units redeemed                              (3,226)     (7,811)      0             0           0          0         0
      Units transferred                           (2,751)     20,333       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Increase (decrease) in units outstanding          (5,036)     94,125       0             0           0          0         0
Beginning units                                   90,569     167,823       0             0           0          0         0
                                                 -------   ---------  ------        ------      ------     ------    ------
Ending units                                      85,533     261,948       0             0           0          0         0
                                                 =======   =========  ======        ======      ======    =======    ======

                                              Nations     Asset     Global                 Growth
                                               Value   Allocation   Growth     Growth      Income
                                             Portfolio    Fund       Fund       Fund        Fund
                                             (Class B)  (Class 2) (Class 2)   (Class 2)  (Class 2)
                                             --------- ---------- ---------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                   0         0            0          0           0
      Units redeemed                               0         0            0          0           0
      Units transferred                            0         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding           0         0            0          0           0
Beginning units                                    0         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Ending units                                       0         0            0          0           0
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.72% (4):
      Units sold                                   0         0      899,852  1,706,096   1,944,861
      Units redeemed                               0         0      (19,256)   (52,043)    (85,303)
      Units transferred                            0         0      180,236    385,356     547,301
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding           0         0    1,060,832  2,039,409   2,406,859
Beginning units                                    0         0      254,227    698,642     880,667
                                              ------   -------    ---------  ---------   ---------
Ending units                                       0         0    1,315,059  2,738,051   3,287,526
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.77% (7):
      Units sold                              11,941         0      203,175    344,405     426,321
      Units redeemed                            (138)        0      (24,195)   (31,610)    (55,463)
      Units transferred                        3,239         0      110,907    245,505     216,148
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding      15,042         0      289,887    558,300     587,006
Beginning units                                9,090         0      210,581    491,231     598,035
                                              ------   -------    ---------  ---------   ---------
Ending units                                  24,132         0      500,468  1,049,531   1,185,041
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.77% (2):
      Units sold                                   0    35,910       22,287     32,289      55,933
      Units redeemed                               0    (8,867)      (2,833)   (12,897)    (12,659)
      Units transferred                            0   129,324       63,177    153,343     179,382
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding           0   156,367       82,631    172,735     222,656
Beginning units                                    0   210,925       79,226    207,087     358,531
                                              ------   -------    ---------  ---------   ---------
Ending units                                       0   367,292      161,857    379,822     581,187
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.77% (3):
      Units sold                                   0         0            0          0           0
      Units redeemed                          (2,900)        0            0          0           0
      Units transferred                        7,317         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding       4,417         0            0          0           0
Beginning units                               55,482         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Ending units                                  59,899         0            0          0           0
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.80%:
      Units sold                                   0         0            0          0           0
      Units redeemed                               0         0            0          0           0
      Units transferred                            0         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding           0         0            0          0           0
Beginning units                                    0         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Ending units                                       0         0            0          0           0
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.95%:
      Units sold                                   0         0            0          0           0
      Units redeemed                               0         0            0          0           0
      Units transferred                            0         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding           0         0            0          0           0
Beginning units                                    0         0            0          0           0
                                              ------   -------    ---------  ---------   ---------
Ending units                                       0         0            0          0           0
                                              ======   =======    =========  =========   =========
Contracts With Total Expenses of 1.97% (4):
      Units sold                                   0         0       70,821    153,988     206,331
      Units redeemed                               0         0       (4,387)    (5,233)     (6,229)
      Units transferred                            0         0       37,610     61,053      24,902
                                              ------   -------    ---------  ---------   ---------
Increase (decrease) in units outstanding           0         0      104,044    209,808     225,004
Beginning units                                    0         0       45,864     95,468     142,894
                                              ------   -------    ---------  ---------   ---------
Ending units                                       0         0      149,908    305,276     367,898
                                              ======   =======    =========  =========   =========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

      5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2004.

                                               Asset        Cash                     Growth-    High-Income
                                             Allocation   Management     Growth       Income        Bond
                                                Fund        Fund          Fund         Fund         Fund
                                             (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                             ---------    ---------    ---------    ---------    ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                 26,544        7,438       27,315       39,282       8,065
     Units redeemed                           (358,050)    (423,752)    (623,254)    (932,173)   (144,525)
     Units transferred                         102,338      241,573      (65,347)      (3,268)    (43,146)
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding      (229,168)    (174,741)    (661,286)    (896,159)   (179,606)
Beginning units                              2,234,477    1,126,006    4,054,456    5,502,001     888,085
                                             ---------    ---------    ---------    ---------    --------
Ending units                                 2,005,309      951,265    3,393,170    4,605,842     708,479
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.40%:
     Units sold                                    163            0           93          576           0
     Units redeemed                            (11,015)      (1,943)     (22,130)     (23,688)     (6,866)
     Units transferred                           5,004       (2,468)      (3,368)       5,772        (793)
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding        (5,848)      (4,411)     (25,405)     (17,340)     (7,659)
Beginning units                                 82,959        9,169      152,694      199,899      24,948
                                             ---------    ---------    ---------    ---------    --------
Ending units                                    77,111        4,758      127,289      182,559      17,289
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0            0            0            0           0
     Units redeemed                                  0            0            0            0           0
     Units transferred                               0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Ending units                                         0            0            0            0           0
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0            0            0            0           0
     Units redeemed                                  0            0            0            0           0
     Units transferred                               0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Ending units                                         0            0            0            0           0
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0            0            0            0           0
     Units redeemed                                  0            0            0            0           0
     Units transferred                               0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Ending units                                         0            0            0            0           0
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0            0            0            0           0
     Units redeemed                                  0            0            0            0           0
     Units transferred                               0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Ending units                                         0            0            0            0           0
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0            0            0            0           0
     Units redeemed                                  0            0            0            0           0
     Units transferred                               0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Ending units                                         0            0            0            0           0
                                             =========    =========    =========    =========    ========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0            0            0            0           0
     Units redeemed                                  0            0            0            0           0
     Units transferred                               0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Increase (decrease) in units outstanding             0            0            0            0           0
Beginning units                                      0            0            0            0           0
                                             ---------    ---------    ---------    ---------    --------
Ending units                                         0            0            0            0           0
                                             =========    =========    =========    =========    ========

                                                                U.S.
                                                             Government/
                                                             AAA-Rated       Growth     Mid Cap
                                              International   Securities  and Income     Value
                                                  Fund          Fund       Portfolio   Portfolio
                                                (Class 3)     (Class 3)   (Class VC)   (Class VC)
                                              -------------  -----------  -----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                   31,132          8,506            0           0
     Units redeemed                             (595,014)      (298,202)           0           0
     Units transferred                            49,358       (144,131)           0           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding        (514,524)      (433,827)           0           0
Beginning units                                3,592,749      1,784,257            0           0
                                               ---------      ---------    ---------   ---------
Ending units                                   3,078,225      1,350,430            0           0
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.40%:
     Units sold                                      251              0            0           0
     Units redeemed                              (33,333)        (5,646)           0           0
     Units transferred                              (387)          (808)           0           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding         (33,469)        (6,454)           0           0
Beginning units                                  140,206         47,857            0           0
                                               ---------      ---------    ---------   ---------
Ending units                                     106,737         41,403            0           0
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                        0              0    1,393,380           0
     Units redeemed                                    0              0     (105,104)          0
     Units transferred                                 0              0      694,063           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding               0              0    1,982,339           0
Beginning units                                        0              0    1,897,911           0
                                               ---------      ---------    ---------   ---------
Ending units                                           0              0    3,880,250           0
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0              0      398,403     292,213
     Units redeemed                                    0              0     (305,563)   (367,678)
     Units transferred                                 0              0    2,411,230   3,472,610
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding               0              0    2,504,070   3,397,145
Beginning units                                        0              0    4,373,549   3,582,951
                                               ---------      ---------    ---------   ---------
Ending units                                           0              0    6,877,619   6,980,096
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0              0            0           0
     Units redeemed                                    0              0            0           0
     Units transferred                                 0              0            0           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding               0              0            0           0
Beginning units                                        0              0            0           0
                                               ---------      ---------    ---------   ---------
Ending units                                           0              0            0           0
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0              0      312,278           0
     Units redeemed                                    0              0      (12,377)          0
     Units transferred                                 0              0       58,716           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding               0              0      358,617           0
Beginning units                                        0              0      103,542           0
                                               ---------      ---------    ---------   ---------
Ending units                                           0              0      462,159           0
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0              0            0           0
     Units redeemed                                    0              0            0           0
     Units transferred                                 0              0            0           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding               0              0            0           0
Beginning units                                        0              0            0           0
                                               ---------      ---------    ---------   ---------
Ending units                                           0              0            0           0
                                               =========      =========    =========   =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0              0            0           0
     Units redeemed                                    0              0            0           0
     Units transferred                                 0              0            0           0
                                               ---------      ---------    ---------   ---------
Increase (decrease) in units outstanding               0              0            0           0
Beginning units                                        0              0            0           0
                                               ---------      ---------    ---------   ---------
Ending units                                           0              0            0           0
                                               =========      =========    =========   =========

(1)   Offered in Polaris Platinum, Polaris Protector, and

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)   Offered in Diversified Strategies product.

(6)   Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      5. CHANGES IN UNITS OUTSTANDING(continued)

For the year ended December 31, 2004.

                                                          Asset            Cash                        Growth-        High-Income
                                                       Allocation       Management       Growth         Income           Bond
                                                           Fund            Fund           Fund           Fund            Fund
                                                        (Class 3)        (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                                       ----------       ----------      ---------      ---------      -----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.80%:
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.95%:
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                             0                0              0              0              0
     Units redeemed                                         0                0              0              0              0
     Units transferred                                      0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Increase (decrease) in units outstanding                    0                0              0              0              0
Beginning units                                             0                0              0              0              0
                                                       ----------       ----------      ---------      ---------      -----------
Ending units                                                0                0              0              0              0
                                                       ==========       ==========      =========      =========      ===========


                                                                          U.S.
                                                                       Government/
                                                                       AAA-Rated           Growth             Mid Cap
                                                  International        Securities         & Income             Value
                                                     Fund                 Fund           Portfolio           Portfolio
                                                    (Class 3)          (Class 3)         (Class VC)          (Class VC)
                                                  -------------        ----------        ----------          ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                  0                      0                   0
     Units redeemed                                     0                  0                      0                   0
     Units transferred                                  0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                      0                   0
Beginning units                                         0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                      0                   0
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                         0                  0                695,197                   0
     Units redeemed                                     0                  0                (15,392)                  0
     Units transferred                                  0                  0                 76,976                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                756,781                   0
Beginning units                                         0                  0                204,693                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                961,474                   0
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                         0                  0                114,935                   0
     Units redeemed                                     0                  0                (12,372)                  0
     Units transferred                                  0                  0                 88,028                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                190,591                   0
Beginning units                                         0                  0                235,120                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                425,711                   0
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0                  0                 35,710              17,565
     Units redeemed                                     0                  0                 (5,866)             (6,012)
     Units transferred                                  0                  0                 85,838             119,093
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                115,682             130,646
Beginning units                                         0                  0                249,363             172,132
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                365,045             302,778
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0                  0                      0                   0
     Units redeemed                                     0                  0                      0                   0
     Units transferred                                  0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                      0                   0
Beginning units                                         0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                      0                   0
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                         0                  0                      0                   0
     Units redeemed                                     0                  0                      0                   0
     Units transferred                                  0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                      0                   0
Beginning units                                         0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                      0                   0
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                         0                  0                      0                   0
     Units redeemed                                     0                  0                      0                   0
     Units transferred                                  0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                      0                   0
Beginning units                                         0                  0                      0                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                      0                   0
                                                  =============        ==========        ==========          ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                         0                  0                 62,847                   0
     Units redeemed                                     0                  0                   (761)                  0
     Units transferred                                  0                  0                 16,754                   0
                                                  -------------        ----------        ----------          ----------
Increase (decrease) in units outstanding                0                  0                 78,840                   0
Beginning units                                         0                  0                 32,421                   0
                                                  -------------        ----------        ----------          ----------
Ending units                                            0                  0                111,261                   0
                                                  =============        ==========        ==========          ==========

(1) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris and Polaris II products.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

6. UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2004, 2003, 2002 and 2001, follows:

                                       At December 31
        ------------------------------------------------------------------------
                                       Unit Fair Value
                                          Lowest to                 Net Assets
 Year             Units                Highest($)(15)                  ($)
-------------------------  -----------------------------------     -------------
Asset Allocation Portfolio (Class 1)
2004           17,122,617          22.12     to       22.33         382,278,134
2003           19,778,098          20.41     to       20.55         406,341,547
2002           22,596,627          16.88     to       16.95         383,026,126
2001           26,490,821          18.58     to       18.61         493,103,920

Capital Appreciation Portfolio (Class 1)
2004           24,027,428           9.67     to       36.11 (16)    851,237,491
2003           27,625,806           9.02     to       33.60 (16)    911,917,258
2002           30,996,689           6.67     to       25.79         788,499,972
2001           37,971,758           8.75     to       33.86       1,282,089,364

Government and Quality Bond Portfolio (Class 1)
2004           21,889,014          11.48     to       16.97         368,063,059
2003           28,398,316          11.30     to       16.66         469,029,141
2002           38,452,613          11.22     to       16.50         630,595,043
2001           32,076,434          10.44     to       15.33         490,147,870

Growth Portfolio (Class 1)
2004           12,878,108          28.86     to       29.14         375,237,336
2003           14,192,988          26.50     to       26.69         378,795,802
2002           15,679,505          20.76     to       20.86         327,038,132
2001           18,606,872          27.14     to       27.21         506,246,265

Natural Resources Portfolio (Class 1)
2004            4,139,858          27.13     to       27.41         113,436,088
2003            4,047,710          22.09     to       22.25          90,042,277
2002            4,559,166          15.22     to       15.29          69,713,852
2001            3,952,336          14.29     to       14.33          56,619,278

Asset Allocation Portfolio (Class 2)
2004              829,438          21.93     to       22.22          18,384,242
2003              622,230          20.30     to       20.48          12,717,893
2002              357,271          16.85     to       16.92           6,038,100
2001               31,423          18.61     to       18.64             584,782

Capital Appreciation Portfolio (Class 2)
2004            3,423,701          35.95     to       36.04 (16)    123,237,079
2003            2,994,700          33.65     to       33.54 (16)    100,495,406
2002            2,179,813          25.62     to       26.45          56,271,844
2001              407,543          33.79     to       34.85          13,819,885

Government and Quality Bond Portfolio (Class 2)
2004            7,672,011          16.70     to       16.91         129,395,172
2003            7,704,078          16.49     to       16.63         127,810,283
2002            5,891,482          16.43     to       16.49          96,976,031
2001            1,017,252          15.32     to       15.35          15,586,265

Growth Portfolio (Class 2)
2004            2,657,729          28.73     to       29.04          77,079,482
2003            2,210,630          26.47     to       26.64          58,824,652
2002            1,397,633          20.78     to       20.85          29,117,918
2001              278,150          27.22     to       27.27           7,573,659

Natural Resources Portfolio (Class 2)
2004              781,704          27.02     to       27.38          21,312,223
2003              565,717          22.07     to       22.26 (16)     12,549,472
2002              413,557          15.21     to       15.33           6,317,702
2001               52,020          14.31     to       14.37             745,701

Asset Allocation Portfolio (Class 3)
2004              539,411          21.94     to       22.13          11,903,503
2003              140,877          20.33     to       20.42           2,872,884
2002               15,141          16.89     to       16.90             255,785
2001                    -              -                  -                   -

                                   For the Year Ended December 31
                ----------------------------------------------------------------
                Expense Ratio    Investment            Total Return
                    Lowest         Income                Lowest to
 Year           to Highest (1)    Ratio(2)              Highest(3)
--------------  --------------   ----------  -----------------------------------
Asset Allocation Portfolio (Class 1)
2004             1.52% to 1.77%     2.75%      8.40%        to         8.67%
2003             1.52% to 1.77%     3.56%     20.90%        to        21.21%
2002             1.52% to 1.77%     3.58%     -9.16%        to        -8.94%
2001             1.52% to 1.77%     3.25%     -4.45%        to        -4.29%

Capital Appreciation Portfolio (Class 1)
2004             1.52% to 1.77%     0.00%      7.20%        to         7.47%
2003             1.52% to 1.77%     0.00%     29.93%        to        30.26%
2002             1.52% to 1.77%     0.00%    -24.02%        to       -23.83%
2001             1.52% to 1.77%     0.24%    -14.14%        to        -8.61%(7)

Government and Quality Bond Portfolio (Class 1)
2004             1.52% to 1.77%     4.58%      1.59%        to         1.85%
2003             1.52% to 1.77%     3.81%      0.72%        to         0.98%
2002             1.52% to 1.77%     3.87%      7.39%        to         7.66%
2001             1.52% to 1.77%     4.79%      4.44%(7)     to         5.31%

Growth Portfolio (Class 1)
2004             1.52% to 1.77%     0.56%      8.91%        to         9.18%
2003             1.52% to 1.77%     0.55%     27.64%        to        27.96%
2002             1.52% to 1.77%     0.36%    -23.53%        to       -23.34%
2001             1.52% to 1.77%     0.14%    -14.60%        to       -14.40%

Natural Resources Portfolio (Class 1)
2004             1.52% to 1.77%     0.75%     22.85%        to        23.16%
2003             1.52% to 1.77%     0.71%     45.13%        to        45.50%
2002             1.52% to 1.77%     0.84%      6.50%        to         6.75%
2001             1.52% to 1.77%     0.42%     -2.83%        to        -2.58%

Asset Allocation Portfolio (Class 2)
2004             1.52% to 1.97%     2.76%      8.01%        to         8.49%
2003             1.52% to 1.97%     3.91%     20.49%        to        21.03%
2002             1.52% to 1.97%     4.97%     -9.45%        to        -9.07%
2001             1.52% to 1.97%     2.99%     -0.21%(4)     to         2.32%(6)

Capital Appreciation Portfolio (Class 2)
2004             1.40% to 1.97%     0.00%      6.82%        to         7.44%
2003             1.40% to 1.97%     0.00%     29.48%        to        30.23%
2002             1.40% to 1.97%     0.00%    -24.30%        to       -23.88%
2001             1.40% to 1.97%     0.06%     -4.48%(4)     to         8.65%(6)

Government and Quality Bond Portfolio (Class 2)
2004             1.52% to 1.97%     4.66%      1.24%        to         1.70%
2003             1.52% to 1.97%     4.18%      0.37%        to         0.82%
2002             1.52% to 1.97%     4.32%      7.03%        to         7.49%
2001             1.52% to 1.97%     0.95%     -2.07%(6)     to         2.74%(4)

Growth Portfolio (Class 2)
2004             1.52% to 1.97%     0.46%      8.53%        to         9.02%
2003             1.52% to 1.97%     0.44%     27.20%        to        27.77%
2002             1.52% to 1.97%     0.29%    -23.68%        to       -23.45%
2001             1.52% to 1.97%     0.03%     -2.67%(4)     to         5.29%(6)

Natural Resources Portfolio (Class 2)
2004             1.52% to 1.97%     0.70%     22.43%        to        22.98%
2003             1.52% to 1.97%     0.62%     44.62%        to        45.26%
2002             1.52% to 1.97%     0.87%      6.18%        to         6.62%
2001             1.52% to 1.97%     0.07%     -2.34%(4)     to         8.19%(6)

Asset Allocation Portfolio (Class 3)
2004             1.52% to 1.97%     2.85%      7.90%        to         8.39%
2003             1.52% to 1.97%     4.32%     20.36%        to        20.93%
2002             1.52% to 1.97%     0.01%      4.65%(10)    to         4.70%(10)
2001                         -         -          -                       -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

6. UNIT VALUES (Continued)

                                   At December 31
         -------------------------------------------------------------------
                                   Unit Fair Value
                                      Lowest to                 Net Assets
  Year             Units           Highest($)(15)                   ($)
---------------------------  ---------------------------     ---------------
Capital Appreciation Portfolio (Class 3)
2004             4,699,455   35.58       to        35.95       168,649,045
2003             1,741,037   33.33       to        33.53        58,331,792
2002               180,826   25.76       to        25.79         4,663,663
2001                     -       -                     -                 -

Government and Quality Bond Portfolio (Class 3)
2004            12,740,224   16.67       to        16.85       214,338,476
2003             6,769,120   16.48       to        16.59       112,179,625
2002               463,430   16.44       to        16.47         7,630,720
2001                     -       -                     -                 -

Growth Portfolio (Class 3)
2004             3,447,573   28.68       to        28.99        99,754,464
2003             1,346,317   26.45       to        26.61        35,799,120
2002               106,492   20.81       to        20.85         2,219,418
2001                     -       -                     -                 -

Natural Resources Portfolio (Class 3)
2004               779,599   26.93       to        27.23        21,183,866
2003               270,101   22.01       to        22.16         5,978,089
2002                11,546   15.23       to        15.27           176,176
2001                     -       -                     -                 -

Aggressive Growth Portfolio (Class 1)
2004             9,797,972    7.72       to        14.73       143,920,224
2003            11,780,987    6.73       to        12.81       150,483,074
2002            12,632,584    5.33       to        10.12       127,477,665
2001            17,733,281    7.21       to        13.65       241,620,812

Alliance Growth Portfolio (Class 1)
2004            25,978,046    7.89       to        29.08       749,771,483
2003            32,778,585    7.44       to        27.35       890,904,857
2002            39,641,359    6.02       to        22.08       870,617,516
2001            52,545,366    8.91       to        32.62     1,711,659,087

Blue Chip Growth  Portfolio (Class 1)
2004             4,146,996    5.94       to         7.29        25,017,804
2003             4,616,456    5.74       to         7.04        26,875,421
2002             3,857,145    4.64       to         5.67        18,110,737
2001             4,014,050    6.67       to         8.14        26,966,192

Cash Management Portfolio (Class 1)
2004            10,546,190    9.90       to        12.84       135,050,861
2003            13,706,050   10.00       to        12.93(16)   176,856,444
2002            23,596,133   10.08       to        13.04       307,141,194
2001            32,312,648   10.09       to        13.06       421,899,357

Corporate Bond Portfolio (Class 1)
2004            11,355,796   16.98       to        17.15       194,730,836
2003            13,408,143   16.18       to        16.30       218,565,601
2002            14,224,882   14.71       to        14.79       210,330,249
2001            15,499,812   13.93       to        13.97       216,560,752

Davis Venture Value Portfolio (Class 1)
2004            52,961,565   10.77       to        31.55     1,657,605,750
2003            60,656,992    9.66       to        28.22     1,699,121,533
2002            68,157,742    7.39       to        21.52     1,458,372,495
2001            81,252,137    9.03       to        26.25     2,129,293,163

"Dogs" of Wall Street Portfolio (Class 1)
2004             6,929,443   11.27       to        11.38        78,877,465
2003             8,147,568   10.47       to        10.54        85,890,387
2002            10,094,981    8.88       to         8.92        90,030,864
2001             9,927,869    9.67       to         9.69        96,213,062

Emerging Markets Portfolio (Class 1)
2004             7,976,447   10.92       to        16.51        88,049,372
2003             9,111,544    8.92       to        13.46        82,029,038
2002             9,646,840    5.95       to         8.96        57,748,534
2001            10,117,883    6.52       to         9.79        66,192,705

                                For the Year Ended December 31

            Expense Ratio      Investment             Total Return
              Lowest             Income                 Lowest to
  Year      to Highest(1)       Ratio (2)              Highest (3)
-------- ------------------  --------------  --------------------------------
Capital Appreciation Portfolio (Class 3)
2004        1.52% to 1.97%        0.00%        6.73%        to      7.20%
2003        1.52% to 1.97%        0.00%       29.41%        to     29.99%
2002        1.52% to 1.97%        0.00%        6.51%(10)    to      6.67% (10)
2001                    -            -            -                    -

Government and Quality Bond Portfolio (Class 3)
2004        1.52% to 1.97%        4.92%        1.14%        to      1.60%
2003        1.52% to 1.97%        5.05%        0.26%        to      0.71%
2002        1.52% to 1.97%        0.00%        0.41%(10)    to      0.62% (10)
2001                    -            -            -                    -

Growth Portfolio (Class 3)
2004        1.52% to 1.97%        0.39%        8.43%        to      8.91%
2003        1.52% to 1.97%        0.45%       27.09%        to     27.66%
2002        1.52% to 1.97%        0.00%        7.18%(10)    to      7.37% (10)
2001                    -            -            -                    -

Natural Resources Portfolio (Class 3)
2004        1.52% to 1.97%        0.62%       22.34%        to     22.88%
2003        1.52% to 1.97%        0.69%       44.51%        to     45.11%
2002        1.52% to 1.97%        0.00%       10.75%(10)    to     11.05% (10)
2001                    -            -            -                    -

Aggressive Growth Portfolio (Class 1)
2004        1.52% to 1.77%        0.00%       14.73%        to     15.02%
2003        1.52% to 1.77%        0.00%       26.21%        to     26.52%
2002        1.52% to 1.77%        0.27%      -26.02%        to    -25.83%
2001        1.52% to 1.77%        0.37%      -32.85%        to    -32.71%

Alliance Growth Portfolio (Class 1)
2004        1.52% to 1.77%        0.30%        6.05%        to      6.31%
2003        1.52% to 1.77%        0.25%       23.61%        to     23.92%
2002        1.52% to 1.77%        0.25%      -32.50%        to    -32.32%
2001        1.52% to 1.77%        0.00%      -15.50%        to     -8.58%

Blue Chip Growth  Portfolio (Class 1)
2004        1.52% to 1.77%        0.15%        3.39%        to      3.65%
2003        1.52% to 1.77%        0.18%       23.80%        to     24.11%
2002        1.52% to 1.77%        0.26%      -30.53%        to    -30.35%
2001        1.52% to 1.77%        0.07%      -22.20%        to    -21.91%

Cash Management Portfolio (Class 1)
2004        1.52% to 1.77%        0.76%       -0.95%        to     -0.70%
2003        1.52% to 1.77%        1.86%       -1.10%        to     -0.85%
2002        1.52% to 1.77%        3.10%       -0.44%        to     -0.16%
2001        1.52% to 1.77%        4.50%        0.93%        to      2.10%

Corporate Bond Portfolio (Class 1)
2004        1.52% to 1.77%        4.89%        4.95%        to      5.21%
2003        1.52% to 1.77%        5.82%        9.98%        to     10.25%
2002        1.52% to 1.77%        6.10%        5.57%        to      5.84%
2001        1.52% to 1.77%        6.22%        5.63%        to      5.93%

Davis Venture Value Portfolio (Class 1)
2004        1.52% to 1.77%        0.85%       11.52%        to     11.80%
2003        1.52% to 1.77%        0.86%       30.78%        to     31.11%
2002        1.52% to 1.77%        0.57%      -18.20%        to    -17.99%
2001        1.52% to 1.77%        0.49%      -12.90%        to     -8.72%

"Dogs" of Wall Street Portfolio (Class 1)
2004        1.52% to 1.77%        2.26%        7.70%        to      7.97%
2003        1.52% to 1.77%        2.62%       17.92%        to     18.21%
2002        1.52% to 1.77%        1.78%       -8.19%        to     -7.97%
2001        1.52% to 1.77%        2.31%        5.98%        to      6.24%

Emerging Markets Portfolio (Class 1)
2004        1.52% to 1.77%        1.04%       22.32%        to     22.63%
2003        1.52% to 1.77%        0.00%       49.91%        to     50.30%
2002        1.52% to 1.77%        0.24%       -8.77%        to     -8.55%
2001        1.52% to 1.77%        0.26%       -3.43%        to     -3.19%

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

6. UNIT VALUES (Continued)


                                 At December 31
         -----------------------------------------------------------
                                 Unit Fair Value
                                    Lowest to          Net Assets
  Year             Units         Highest($)(15)            ($)
---------------------------  ----------------------  ---------------
Federated American Leaders Portfolio (Class 1)
    2004         8,953,274    17.42     to    17.60    157,581,658
    2003        10,581,822    16.14     to    16.26    172,085,602
    2002        12,667,279    12.87     to    12.94    163,949,976
    2001        13,604,653    16.33     to    16.38    222,847,450

Global Bond Portfolio (Class 1)
    2004         4,872,325    11.11     to    17.09     82,766,021
    2003         5,769,975    10.88     to    16.69     95,804,408
    2002         6,716,447    10.69     to    16.36    109,483,943
    2001         7,912,911    10.27     to    15.68    123,904,152

Global Equities Portfolio (Class 1)
    2004        10,797,429     7.86     to    17.28    185,921,956
    2003        13,408,682     7.16     to    15.69    209,702,594
    2002        16,209,158     5.76     to    12.59    203,550,069
    2001        21,219,039     8.01     to    17.47    370,629,037

Goldman Sachs Research Portfolio (Class 1)
    2004         2,722,190     6.90     to     6.97     18,976,094
    2003         3,464,986     6.22     to     6.27     21,703,835
    2002         4,749,984     5.05     to     5.08     24,126,826
    2001         3,841,206     7.15     to     7.17     27,549,026

Growth-Income Portfolio (Class 1)
    2004        24,966,616     8.90     to    28.34    699,908,679
    2003        30,394,384     8.12     to    25.80    776,995,860
    2002        36,398,814     6.58     to    20.85    753,004,518
    2001        45,788,298     8.50     to    26.85  1,225,678,038

Growth Opportunities Portfolio (Class 1)
    2004         3,801,186     4.74     to     4.79     18,188,614
    2003         6,188,391     4.55     to     4.58     28,319,772
    2002         3,695,364     3.43     to     3.44     12,720,943
    2001         5,524,912     5.80     to     5.81     32,083,452

High-Yield Bond Portfolio (Class 1)
    2004        13,555,787    17.25     to    17.40    235,859,948
    2003        17,536,682    14.95     to    15.04    263,751,824
    2002        16,641,423    11.56     to    11.61    193,154,934
    2001        17,458,607    12.49     to    12.51    218,429,272

International Diversified Equities Portfolio (Class 1)
    2004        14,219,830    10.58     to    10.69    151,934,480
    2003        16,924,576     9.25     to     9.31    157,610,826
    2002        17,884,949     7.14     to     7.17    128,306,550
    2001        21,181,173    10.16     to    10.20    215,943,512

International Growth and Income Portfolio (Class 1)
    2004        16,230,640     9.54     to    13.43    217,669,286
    2003        17,140,775     8.04     to    11.28    193,131,037
    2002        19,479,623     5.97     to     8.37    162,880,210
    2001        22,262,098     7.69     to    10.74    239,094,318

Marsico Growth Portfolio (Class 1)
    2004         6,278,390    10.36     to    10.47     65,643,534
    2003         7,828,738     9.48     to     9.55     74,743,943
    2002         6,107,627     7.41     to     7.45     45,471,818
    2001         1,513,677     8.50     to     8.52     12,891,866

MFS Massachusetts Investors Trust Portfolio (Class 1)
    2004         9,734,051     9.02     to    19.86    192,713,777
    2003        11,732,320     8.21     to    18.03    210,872,350
    2002        13,381,250     6.82     to    14.94    199,506,403
    2001        15,694,164     8.79     to    19.20    301,165,214

MFS Mid-Cap Growth Portfolio (Class 1)
    2004        14,652,379     6.26     to    10.61    154,117,911
    2003        17,207,140     5.58     to     9.44    161,264,715
    2002        15,867,361     4.14     to     6.98    110,093,400
    2001        20,963,212     7.98     to    13.42    280,925,844

                          For the Year Ended December 31

            Expense Ratio      Investment           Total Return
               Lowest            Income              Lowest to
  Year      to Highest(1)       Ratio(2)             Highest(3)
--------- -----------------  -------------- ----------------------------
Federated American Leaders Portfolio (Class 1)
    2004    1.52% to 1.77%      1.39%         7.97%      to      8.23%
    2003    1.52% to 1.77%      1.56%        25.34%      to     25.65%
    2002    1.52% to 1.77%      1.05%       -21.18%      to    -20.98%
    2001    1.52% to 1.77%      1.34%        -4.08%      to     -3.81%

Global Bond Portfolio (Class 1)
    2004    1.52% to 1.77%      0.00%         2.14%      to      2.40%
    2003    1.52% to 1.77%      0.00%         1.74%      to      2.00%
    2002    1.52% to 1.77%      1.63%         4.09%      to      4.36%
    2001    1.52% to 1.77%      9.05%         2.71%(7)   to      3.43%

Global Equities Portfolio (Class 1)
    2004    1.52% to 1.77%      0.30%         9.91%      to     10.18%
    2003    1.52% to 1.77%      0.27%        24.31%      to     24.62%
    2002    1.52% to 1.77%      0.00%       -28.13%      to    -27.95%
    2001    1.52% to 1.77%      0.09%       -19.91%(7)   to    -19.31%

Goldman Sachs Research Portfolio (Class 1)
    2004    1.52% to 1.77%      0.00%        11.03%      to     11.31%
    2003    1.52% to 1.77%      0.00%        23.03%      to     23.34%
    2002    1.52% to 1.77%      0.00%       -29.35%      to    -29.17%
    2001    1.52% to 1.77%      0.00%       -26.51%      to    -26.32%

Growth-Income Portfolio (Class 1)
    2004    1.52% to 1.77%      0.67%         9.58%      to      9.85%
    2003    1.52% to 1.77%      0.97%        23.44%      to     23.75%
    2002    1.52% to 1.77%      0.81%       -22.53%      to    -22.34%
    2001    1.52% to 1.77%      0.73%       -17.38%      to    -14.85%

Growth Opportunities Portfolio (Class 1)
    2004    1.52% to 1.77%      0.00%         4.31%      to      4.57%
    2003    1.52% to 1.77%      0.00%        32.60%      to     32.94%
    2002    1.52% to 1.77%      0.00%       -40.86%      to    -40.71%
    2001    1.52% to 1.77%      0.01%       -34.33%      to    -34.23%

High-Yield Bond Portfolio (Class 1)
    2004    1.52% to 1.77%      8.58%        15.40%      to     15.69%
    2003    1.52% to 1.77%      7.24%        29.25%      to     29.58%
    2002    1.52% to 1.77%     13.87%        -7.40%      to     -7.23%
    2001    1.52% to 1.77%     11.93%        -5.94%      to     -5.78%

International Diversified Equities Portfolio (Class 1)
    2004    1.52% to 1.77%      1.88%        14.45%      to     14.73%
    2003    1.52% to 1.77%      4.68%        29.49%      to     29.81%
    2002    1.52% to 1.77%      0.00%       -29.74%      to    -29.63%
    2001    1.52% to 1.77%      0.00%       -25.36%      to    -25.11%

International Growth and Income Portfolio (Class 1)
    2004    1.52% to 1.77%      1.24%        18.74%      to     19.04%
    2003    1.52% to 1.77%      1.46%        34.52%      to     34.87%
    2002    1.52% to 1.77%      0.40%       -22.32%      to    -22.12%
    2001    1.52% to 1.77%      0.30%       -23.60%      to    -22.98%

Marsico Growth Portfolio (Class 1)
    2004    1.52% to 1.77%      0.00%         9.30%      to      9.57%
    2003    1.52% to 1.77%      0.00%        27.94%      to     28.26%
    2002    1.52% to 1.77%      0.01%       -12.82%      to    -12.60%
    2001    1.52% to 1.77%      0.08%       -15.02%      to    -14.79%

MFS Massachusetts Investors Trust Portfolio (Class 1)
    2004    1.52% to 1.77%      0.79%         9.90%      to     10.18%
    2003    1.52% to 1.77%      0.84%        20.34%      to     20.64%
    2002    1.52% to 1.77%      1.11%       -22.39%      to    -22.17%
    2001    1.52% to 1.77%      0.58%       -17.50%      to     -7.18%

MFS Mid-Cap Growth Portfolio (Class 1)
    2004    1.52% to 1.77%      0.00%        12.09%      to     12.37%
    2003    1.52% to 1.77%      0.00%        34.83%      to     35.17%
    2002    1.52% to 1.77%      0.00%       -48.10%      to    -47.97%
    2001    1.52% to 1.77%      0.00%       -23.98%      to    -20.12%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

6. UNIT VALUES (Continued)

                                    At December 31
                -----------------------------------------------------
                                    Unit Fair Value
                                       Lowest to          Net Assets
     Year               Units       Highest($)(15)            ($)
---------------------------------------------------------------------
MFS Total Return Portfolio (Class 1)
2004                 22,025,002   11.59   to    25.10     547,419,678
2003                 24,019,322   10.60   to    22.89     544,742,108
2002                 24,289,315    9.23   to    19.89     479,330,975
2001                 19,913,267    9.88   to    21.22     421,206,266

Putnam Growth: Voyager Portfolio (Class 1)
2004                 11,438,565    7.14   to    17.47     198,871,321
2003                 14,141,346    6.92   to    16.90     237,882,292
2002                 17,446,637    5.68   to    13.83     240,404,541
2001                 22,851,433    7.86   to    19.10     435,653,875

Real Estate Portfolio (Class 1)
2004                  7,121,147   21.15   to    21.36     152,120,150
2003                  7,594,788   16.00   to    16.12     122,416,709
2002                  7,757,007   11.80   to    11.86      91,995,250
2001                  7,172,931   11.31   to    11.34      81,333,161

SunAmerica Balanced Portfolio (Class 1)
2004                 12,147,521    8.36   to    14.96     181,055,953
2003                 14,668,068    7.97   to    14.23     207,974,333
2002                 17,233,212    7.04   to    12.55     215,613,157
2001                 22,518,749    8.45   to    15.02     337,548,695

Technology Portfolio (Class 1)
2004                 10,833,574    2.43   to     2.45      26,583,352
2003                 16,991,531    2.54   to     2.56      43,437,344
2002                  9,995,666    1.71   to     1.72      17,208,681
2001                 10,990,179    3.44   to     3.45      37,936,739

Telecom Utility Portfolio (Class 1)
2004                  3,533,027   11.51   to    11.62      41,052,332
2003                  3,944,574   10.03   to    10.10      39,854,376
2002                  5,230,584    8.60   to     8.64      45,179,776
2001                  6,068,713   11.48   to    11.50      69,815,226

Worldwide High Income Portfolio (Class 1)
2004                  3,683,254   18.60   to    18.75      69,072,552
2003                  4,418,403   17.31   to    17.40      76,886,755
2002                  4,663,547   13.99   to    14.03      65,426,237
2001                  5,597,800   14.28   to    14.30     80,044,651

Aggressive Growth Portfolio (Class 2)
2004                    886,233   14.49   to    14.64      12,961,719
2003                    925,407   12.67   to    12.75      11,789,546
2002                    620,800   10.06   to    10.11       6,262,412
2001                    147,824   13.62   to    13.66       2,014,020

Alliance Growth Portfolio (Class 2)
2004                  2,394,953   28.51   to    29.11      68,896,859
2003                  2,177,923   26.97   to    27.39(16)  59,042,861
2002                  1,682,633   21.84   to    22.11      36,882,888
2001                    415,951   32.40   to    32.74      13,496,477

Blue Chip Growth Portfolio (Class 2)
2004                  2,058,214    5.92   to     5.98      12,287,985
2003                  2,039,524    5.74   to     5.78      11,770,970
2002                  1,397,939    4.65   to     4.66       6,512,851
2001                    243,948    6.70   to     6.72       1,634,321

Cash Management Portfolio (Class 2)
2004                  3,787,733   12.65   to    12.78      48,330,416
2003                  3,696,208   12.83   to    12.89      47,588,977
2002                  3,342,561   12.99   to    13.02      43,487,340
2001                    871,255   13.06   to    13.09      11,379,221

Corporate Bond Portfolio (Class 2)
2004                  3,178,532   16.87   to    17.08      54,193,855
2003                  2,889,715   16.13   to    16.26      46,911,728
2002                  2,151,386   14.71   to    14.77      31,739,857
2001                    450,350   13.95   to    13.99       6,289,279

                                 For the Year Ended December 31

                      Expense Ratio   Investment            Total Return
                         Lowest         Income               Lowest to
     Year             to Highest(1)    Ratio(2)              Highest(3)
----------------   ----------------- ------------  --------------------------
MFS Total Return Portfolio (Class 1)
2004                 1.52% to 1.77%     0.19%         9.35%      to     9.63%
2003                 1.52% to 1.77%     4.31%        14.81%      to    15.10%
2002                 1.52% to 1.77%     1.99%        -6.52%      to    -6.28%
2001                 1.52% to 1.77%     2.16%        -1.23%(7)   to    -0.97%

Putnam Growth: Voyager Portfolio (Class 1)
2004                 1.52% to 1.77%     0.13%         3.16%      to     3.42%
2003                 1.52% to 1.77%     0.26%        21.84%      to    22.15%
2002                 1.52% to 1.77%     0.16%       -27.75%      to   -27.56%
2001                 1.52% to 1.77%     0.00%       -25.46%      to   -25.27%

Real Estate Portfolio
(Class 1)
2004                 1.52% to 1.77%     2.67%        32.21%      to    32.53%
2003                 1.52% to 1.77%     2.80%        35.57%      to    35.91%
2002                 1.52% to 1.77%     2.62%         4.35%      to     4.60%
2001                 1.52% to 1.77%     3.31%         4.15%      to     4.45%

SunAmerica Balanced Portfolio (Class 1)
2004                 1.52% to 1.77%     1.47%         4.90%      to     5.16%
2003                 1.52% to 1.77%     2.25%        13.10%      to    13.38%
2002                 1.52% to 1.77%     2.43%       -16.66%      to   -16.45%
2001                 1.52% to 1.77%     2.08%       -14.69%      to   -14.45%

Technology Portfolio (Class 1)
2004                 1.52% to 1.77%     0.00%        -4.24%      to    -4.00%
2003                 1.52% to 1.77%     0.00%        48.11%      to    48.49%
2002                 1.52% to 1.77%     0.00%       -50.24%      to   -50.12%
2001                 1.52% to 1.77%     0.00%       -48.54%      to   -48.41%

Telecom Utility Portfolio (Class 1)
2004                 1.52% to 1.77%     4.91%        14.73%      to    15.01%
2003                 1.52% to 1.77%     5.95%        16.69%      to    16.98%
2002                 1.52% to 1.77%     8.96%       -25.11%      to   -24.92%
2001                 1.52% to 1.77%     3.20%       -15.21%      to   -15.02%

Worldwide High Income Portfolio (Class 1)
2004                 1.52% to 1.77%     6.15%         7.50%      to     7.77%
2003                 1.52% to 1.77%     8.04%        23.73%      to    24.04%
2002                 1.52% to 1.77%    13.42%        -2.04%      to    -1.89%
2001                 1.52% to 1.77%    12.28%        -4.84%      to    -4.70%

Aggressive Growth Portfolio (Class 2)
2004                 1.52% to 1.97%     0.00%        14.33%      to    14.85%
2003                 1.52% to 1.97%     0.00%        25.77%      to    26.34%
2002                 1.52% to 1.97%     0.25%       -26.23%      to   -25.94%
2001                 1.52% to 1.97%     0.31%       -14.71%(4)   to     5.40%(6)

Alliance Growth Portfolio (Class 2)
2004                 1.40% to 1.97%     0.19%         5.68%      to     6.28%
2003                 1.40% to 1.97%     0.12%        23.17%      to    23.88%
2002                 1.40% to 1.97%     0.21%       -32.74%      to   -32.34%
2001                 1.40% to 1.97%     0.00%        -1.19%(4)   to     6.50%(6)

Blue Chip Growth Portfolio (Class 2)
2004                 1.52% to 1.97%     0.03%         3.03%      to     3.50%
2003                 1.52% to 1.97%     0.03%        23.38%      to    23.93%
2002                 1.52% to 1.97%     0.25%       -30.67%      to   -30.43%
2001                 1.52% to 1.97%     0.02%        -7.00%(4)   to     5.30%(6)

Cash Management Portfolio (Class 2)
2004                 1.52% to 1.97%     0.66%        -1.36%      to    -0.85%
2003                 1.52% to 1.97%     1.95%        -1.44%      to    -0.99%
2002                 1.52% to 1.97%     4.08%        -0.58%      to    -0.33%
2001                 1.52% to 1.97%     3.38%        -0.11%(6)   to     0.60%(4)

Corporate Bond Portfolio (Class 2)
2004                 1.52% to 1.97%     5.08%         4.58%      to     5.05%
2003                 1.52% to 1.97%     6.04%         9.59%      to    10.09%
2002                 1.52% to 1.97%     7.51%         5.26%      to     5.68%
2001                 1.52% to 1.97%     3.69%        -1.49%(6)   to     2.26%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

6. UNIT VALUES (Continued)


                                    At December 31
                    -------------------------------------------------                    For the Year Ended December 31
                                    Unit Fair Value                    Expense Ratio   Investment       Total Return
                                       Lowest to           Net Assets     Lowest         Income           Lowest to
     Year             Units         Highest($)(15)           ($)       to Highest(1)    Ratio(2)          Highest(3)
------------------- ----------  ------------------------ ------------ ---------------  ---------- --------------------------
Davis Venture Value Portfolio (Class 2)
2004                6,279,634   30.97   to     31.57     196,647,275   1.40% to 1.97%    0.79%     11.14%     to   11.77%
2003                5,403,145   27.86   to     28.25     151,609,252   1.40% to 1.97%    0.79%     30.33%     to   31.07%
2002                3,842,144   21.38   to     21.55      82,379,784   1.40% to 1.97%    0.65%    -18.49%     to  -18.02%
2001                  728,887   26.17   to     26.29      19,095,419   1.40% to 1.97%    0.31%     -3.52%(4)  to    6.85%(6)

"Dogs" of Wall Street Portfolio (Class 2)
2004                1,799,526   11.24   to     11.35      20,381,063   1.52% to 1.97%    2.35%      7.33%     to    7.82%
2003                1,637,428   10.47   to     10.53(16)  17,206,833   1.52% to 1.97%    2.75%     17.51%     to   18.05%
2002                1,073,793    8.88   to      8.92       9,561,045   1.52% to 1.97%    2.11%     -8.44%     to   -8.11%
2001                  184,902    9.68   to      9.73       1,792,478   1.52% to 1.97%    1.75%      3.24%(4)  to    5.50%(6)

Emerging Markets Portfolio (Class 2)
2004                1,201,940   10.85   to     10.97      13,164,866   1.52% to 1.97%    1.01%     21.95%     to   22.51%
2003                  809,232    8.89   to      8.96       7,238,116   1.52% to 1.97%    0.00%     49.42%     to   50.10%
2002                  506,002    5.95   to      5.97       3,017,366   1.52% to 1.97%    0.21%     -9.06%     to   -8.69%
2001                   52,022    6.53   to      6.55         339,882   1.52% to 1.97%    0.19%      1.60%(4)  to   13.80%(6)

Federated American Leaders Portfolio (Class 2)
2004                1,184,869   17.30   to     17.52      20,723,558   1.52% to 1.97%    1.36%      7.58%     to    8.07%
2003                1,123,456   16.08   to     16.22      18,192,720   1.52% to 1.97%    1.44%     24.90%     to   25.47%
2002                1,090,646   12.88   to     12.94      14,085,458   1.52% to 1.97%    1.25%    -21.46%     to  -21.10%
2001                  241,270   16.38   to     16.42       3,951,705   1.52% to 1.97%    0.85%     -2.96%(4)  to    6.31%(6)

Foreign Value Portfolio (Class 2)
2004                3,958,903   14.37   to     14.72      58,239,499   1.52% to 1.97%    1.23%     17.57%     to   18.06%
2003                2,198,159   12.22   to     12.47      27,397,014   1.52% to 1.97%    0.23%     31.06%     to   32.58%
2002                  252,975    9.33   to      9.41       2,378,321   1.52% to 1.97%    0.80%     -6.73%(9)  to   -5.95%(9)
2001                        -                      -               -               -        -                          -

Global Bond Portfolio (Class 2)
2004                  823,892   16.83   to     16.99      13,981,610   1.52% to 1.97%    0.00%      1.78%     to    2.24%
2003                  745,800   16.53   to     16.62(16)  12,385,013   1.52% to 1.97%    0.00%      1.38%     to    1.84%
2002                  547,506   16.26   to     16.35       8,931,942   1.52% to 1.97%    1.93%      3.78%     to    4.21%
2001                  103,273   15.65   to     15.71       1,616,948   1.52% to 1.97%    5.31%     -2.42%(6)  to    1.30%(4)

Global Equities Portfolio (Class 2)
2004                  662,045   17.06   to     17.31(16)  11,374,003   1.40% to 1.97%    0.18%      9.52%     to   10.15%(17)
2003                  776,585   15.58   to     15.71(16)  12,131,779   1.40% to 1.97%    0.13%     23.85%     to   25.68%
2002                  675,854   12.52   to     12.84       8,490,769   1.40% to 1.97%    0.00%    -28.37%     to  -26.97%
2001                  111,493   17.45   to     17.58       1,947,764   1.40% to 1.97%    0.06%     -2.99%(4)  to    5.60%(6)

Goldman Sachs Research Portfolio (Class 2)
2004                  886,355    6.87   to      6.94       6,144,254   1.52% to 1.97%    0.00%     10.65%     to   11.15%
2003                  900,697    6.21   to      6.25       5,620,344   1.52% to 1.97%    0.00%     22.60%     to   23.15%
2002                  668,823    5.06   to      5.08       3,391,016   1.52% to 1.97%    0.00%    -29.55%     to  -29.27%
2001                  180,640    7.17   to      7.19       1,295,288   1.52% to 1.97%    0.00%    -11.50%(4)  to    5.60%(6)

Growth-Income Portfolio (Class 2)
2004                1,450,353   27.79   to     28.17      40,777,284   1.52% to 1.97%    0.56%      9.19%     to    9.68%
2003                1,602,731   25.45   to     25.68      41,110,089   1.52% to 1.97%    0.88%     23.00%     to   23.56%
2002                1,505,025   20.69   to     20.80      31,264,685   1.52% to 1.97%    0.94%    -22.79%     to  -22.45%
2001                  327,851   26.79   to     26.87       8,786,080   1.52% to 1.97%    0.51%     -7.22%(4)  to    3.90%(6)

Growth Opportunities Portfolio (Class 2)
2004                1,255,588    4.71   to      4.77       5,980,833   1.52% to 1.97%    0.00%      3.94%     to    4.42%
2003                1,395,231    4.53   to      4.57       6,367,640   1.52% to 1.97%    0.00%     32.16%     to   32.75%
2002                  834,258    3.43   to      3.44       2,869,011   1.52% to 1.97%    0.00%    -41.15%     to  -40.78%
2001                  123,688    5.80   to      5.83         718,699   1.52% to 1.97%    0.01%     -7.21%(4)  to    3.40%(6)

High-Yield Bond Portfolio (Class 2)
2004                2,367,479   17.10   to     17.32      40,928,981   1.52% to 1.97%    8.72%     14.90%     to   15.52%
2003                2,538,571   14.88   to     14.99      38,009,272   1.52% to 1.97%    8.15%     28.69%     to   29.39%
2002                1,340,413   11.55   to     11.60      15,518,738   1.52% to 1.97%   17.52%     -7.70%     to   -7.37%
2001                  235,422   12.49   to     12.53       2,942,789   1.52% to 1.97%    8.78%     -5.14%(4)  to    2.10%(6)

International Diversified Equities Portfolio (Class 2)
2004                4,272,814   10.53   to     10.64      45,428,670   1.52% to 1.97%    2.24%     14.05%     to   14.57%
2003                2,619,281    9.24   to      9.29(16)  24,319,719   1.52% to 1.97%    5.61%     29.00%     to   29.56%
2002                  879,770    7.14   to      7.18       6,307,073   1.52% to 1.97%    0.00%    -29.94%     to  -29.71%
2001                  116,592   10.17   to     10.22       1,188,206   1.52% to 1.97%    0.00%     -8.60%(4)  to   -0.80%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

6.     UNIT VALUES (Continued)


                                       At December 31
                      -----------------------------------------------------              For the Year Ended December 31
                                       Unit Fair Value                        Expense Ratio  Investment       Total Return
                                          Lowest to             Net Assets      Lowest         Income          Lowest to
Year                    Units           Highest($)(15)             ($)        to Highest(1)   Ratio (2)        Highest(3)
--------------------- -----------  --------------------------- ------------  --------------- ---------- --------------------------
International Growth and Income Portfolio (Class 2)
2004                  2,366,670      13.28    to     13.39      31,636,685    1.52% to 1.97%    1.19%    18.33%    to   18.86%
2003                  2,129,196      11.22    to     11.26(16)  23,959,350    1.52% to 1.97%    1.44%    34.00%    to   34.65%
2002                  1,462,303       8.34    to      8.37      12,225,720    1.52% to 1.97%    0.60%   -22.39%    to  -22.21%
2001                    241,877      10.75    to     10.78       2,600,162    1.52% to 1.97%    0.25%    -5.50%(4) to    2.80%(6)

Marsico Growth Portfolio (Class 2)
2004                  4,341,358      10.34    to     10.41      45,145,301    1.52% to 1.77%    0.00%     9.13%    to    9.41%
2003                  4,183,255       9.47    to      9.52      39,773,101    1.52% to 1.77%    0.00%    27.75%    to   28.07%
2002                  2,376,309       7.42    to      7.43      17,649,384    1.52% to 1.77%    0.01%   -12.95%    to  -12.74%
2001                    346,654       8.51    to      8.52       2,952,250    1.52% to 1.77%    0.01%    -4.21%(4) to   -4.16%(4)

MFS Massachusetts Investors Trust Portfolio (Class 2)
2004                  1,445,629      19.62    to     19.79      28,561,412    1.52% to 1.97%    0.70%     9.51%    to   10.01%
2003                  1,390,220      17.92    to     17.99(16)  24,977,766    1.52% to 1.97%    0.76%    19.92%    to   20.46%
2002                    997,116      14.89    to     14.94      14,879,604    1.52% to 1.97%    0.91%   -22.49%    to  -22.30%
2001                    181,141      19.20    to     19.26       3,480,310    1.52% to 1.97%    0.45%    -5.01%(4) to    2.90%(6)

MFS Mid-Cap Growth Portfolio (Class 2)
2004                  5,169,271      10.42    to     10.61      54,442,777    1.40% to 1.97%    0.00%    11.70%    to   12.34%
2003                  4,898,757       9.33    to      9.45      46,004,828    1.40% to 1.97%    0.00%    34.36%    to   35.13%
2002                  3,209,988       6.94    to      6.99      22,343,790    1.40% to 1.97%    0.00%   -48.27%    to  -47.97%
2001                    591,666      13.40    to     13.45       7,931,301    1.40% to 1.97%    0.00%   -12.03%(4) to   11.90%(6)

MFS Total Return Portfolio (Class 2)
2004                  6,025,338      24.70    to     24.98     150,291,875    1.52% to 1.97%    0.18%     8.97%    to    9.46%
2003                  6,078,297      22.66    to     22.82     138,569,295    1.52% to 1.97%    4.35%    14.41%    to   14.93%
2002                  4,556,625      19.79    to     19.86      90,425,269    1.52% to 1.97%    2.27%    -6.82%    to   -6.42%
2001                    684,138      21.20    to     21.26      14,514,483    1.52% to 1.97%    1.09%     0.23%(4) to    2.40%(6)

Putnam Growth: Voyager Portfolio (Class 2)
2004                    541,745      17.15    to     17.37       9,396,286    1.52% to 1.97%    0.00%     2.80%    to    3.26%
2003                    644,422      16.69    to     16.82      10,831,524    1.52% to 1.97%    0.12%    21.42%    to   21.97%
2002                    611,191      13.74    to     13.81       8,426,746    1.52% to 1.97%    0.10%   -27.98%    to  -27.67%
2001                    139,498      19.07    to     19.11       2,660,083    1.52% to 1.97%    0.00%    -9.49%(4) to    3.91%(6)

Real Estate Portfolio (Class 2)
2004                  1,519,878      21.04    to     21.27      32,262,874    1.52% to 1.97%    2.65%    31.74%    to   32.34%
2003                  1,374,179      15.97    to     16.07(16)  22,054,813    1.52% to 1.97%    2.91%    35.10%    to   35.72%
2002                    933,200      11.79    to     11.86      11,040,704    1.52% to 1.97%    3.10%     3.94%    to    4.43%
2001                    104,989      11.32    to     11.37       1,189,761    1.52% to 1.97%    2.31%     0.69%(4) to    9.29%(6)

Small & Mid Cap Value Portfolio (Class 2)
2004                  2,898,416      15.62    to     15.80      45,740,841    1.52% to 1.97%    0.48%    15.63%    to   16.15%
2003                  1,551,964      13.51    to     13.60      21,094,074    1.52% to 1.97%    0.07%    33.78%    to   34.39%
2002                    287,057      10.10    to     10.12       2,903,981    1.52% to 1.97%    0.10%     0.98%(9) to    1.20%(9)
2001                          -                          -               -                -        -                        -

SunAmerica Balanced Portfolio (Class 2)
2004                  1,483,785      14.72    to     14.88      22,041,926    1.52% to 1.97%    1.36%     4.54%    to    5.01%
2003                  1,531,198      14.08    to     14.17      21,674,122    1.52% to 1.97%    2.28%    12.70%    to   13.21%
2002                  1,217,974      12.49    to     12.52      15,237,993    1.52% to 1.97%    3.22%   -16.90%    to  -16.58%
2001                    202,815      15.00    to     15.04       3,043,174    1.52% to 1.97%    1.53%    -3.98%(4) to    0.80%(6)

Technology Portfolio (Class 2)
2004                  4,237,386       2.41    to      2.45      10,328,998    1.40% to 1.97%    0.00%    -4.63%    to   -4.03%
2003                  4,358,848       2.53    to      2.55      11,093,203    1.40% to 1.97%    0.00%    47.63%    to   48.47%
2002                  2,064,209       1.71    to      1.72       3,544,791    1.40% to 1.97%    0.00%    -50.47    to  -50.17%
2001                    422,870       3.45    to      3.46       1,458,942    1.40% to 1.97%    0.00%   -14.15%(4) to    7.30%(6)

Telecom Utility Portfolio (Class 2)
2004                    278,545      11.50    to     11.57       3,216,118    1.52% to 1.77%    5.12%    14.56%    to   14.84%
2003                    229,929      10.04    to     10.08       2,314,354    1.52% to 1.77%    5.78%    16.52%    to   16.80%
2002                    249,887       8.61    to      8.63       2,154,956    1.52% to 1.77%   11.69%   -25.21%    to  -25.03%
2001                     74,892      11.51    to     11.52        862,020     1.52% to 1.77%    2.63%    -10.43%(4) to  -10.36%(4)

Worldwide High Income Portfolio (Class 2)
2004                    398,777      18.50    to     18.66       7,429,844    1.52% to 1.77%    6.39%     7.34%    to    7.61%
2003                    348,406      17.23    to     17.34       6,035,724    1.52% to 1.77%    8.00%    23.55%    to   23.86%
2002                    185,985      13.95    to     14.00       2,601,584    1.52% to 1.77%   14.25%    -2.36%    to   -2.11%
2001                     47,815      14.29    to     14.30         683,342    1.52% to 1.77%    2.99%    -1.40%(4) to   -1.31%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


6.     UNIT VALUES (Continued)


                                 At December 31                                   For the Year Ended December 31
                --------------------------------------------------
                                 Unit Fair Value                      Expense Ratio   Investment      Total Return
                                   Lowest to             Net Assets       Lowest         Income          Lowest to
Year                    Units    Highest($)(15)             ($)        to Highest (1)   Ratio(2)        Highest(3)
------------------------------- -----------------       ------------ ---------------- ---------- ---------------------------
Aggressive Growth Portfolio (Class 3)
2004                    493,564  14.41  to  14.59        7,188,034    1.52% to 1.97%   0.00%     14.23%     to    14.74%
2003                    220,394  12.62  to  12.72        2,800,069    1.52% to 1.97%   0.00%     25.64%     to    26.22%
2002                     14,270  10.04  to  10.08          143,649    1.52% to 1.97%   0.00%      0.32%(10) to     0.66%(10)
2001                          -                 -                -                -       -                           -

Alliance Growth Portfolio (Class 3)
2004                  2,410,119  28.45  to  28.76       69,204,069    1.52% to 1.97%   0.12%      5.58%     to     6.06%
2003                    878,657  26.95  to  27.12       23,808,041    1.52% to 1.97%   0.11%     23.07%     to    23.62%
2002                     74,029  21.90  to  21.94        1,623,657    1.52% to 1.97%   0.00%      0.08%(10) to     0.27%(10)
2001                          -                 -                -                -       -                           -

Blue Chip Growth Portfolio (Class 3)
2004                  1,329,936   5.90  to   5.96        7,913,678    1.52% to 1.97%   0.00%      2.92%     to     3.40%
2003                    600,344   5.73  to   5.77        3,458,941    1.52% to 1.97%   0.00%     23.33%     to    23.82%
2002                     32,633   4.65  to   4.66          151,984    1.52% to 1.97%   0.00%      2.56%(10) to     2.85%(10)
2001                          -                 -                -                -       -                           -

Cash Management Portfolio (Class 3)
2004                  8,358,139  12.62  to  12.76      106,434,930    1.52% to 1.97%   0.66%     -1.40%     to    -0.94%
2003                  4,592,502  12.80  to  12.88       59,067,143    1.52% to 1.97%   2.70%     -1.52%     to    -1.08%
2002                    452,786  12.98  to  13.02        5,890,439    1.52% to 1.97%   0.00%     -0.31%(10) to    -0.05%(10)
2001                          -                 -                -                -       -                           -

Corporate Bond Portfolio (Class 3)
2004                  4,980,011  16.85  to  16.97       84,467,485    1.52% to 1.97%   6.00%      4.49%     to     4.95%
2003                  1,672,182  16.12  to  16.17(16)   27,041,585    1.52% to 1.97%   8.27%      9.50%     to     9.99%
2002                    133,675  14.70  to  14.74        1,965,978    1.52% to 1.97%   0.00%      2.14%(10) to     2.43%(10)
2001                          -                 -                -                -       -                           -

Davis Venture Value Portfolio (Class 3)
2004                  7,041,367  30.98  to  31.30      220,042,179    1.52% to 1.97%   0.82%     11.03%     to    11.53%
2003                  2,690,527  27.90      28.07       75,447,791    1.52% to 1.97%   0.99%     30.22%           30.80%
2002                    197,298  21.42  to  21.46        4,232,590    1.52% to 1.97%   0.00%      6.55%(10) to     6.72%(10)
2001                          -                 -                -                -       -                           -

"Dogs" of Wall Street Portfolio (Class 3)
2004                  1,123,504  11.19  to  11.31       12,678,068    1.52% to 1.97%   2.54%      7.24%     to     7.71%
2003                    566,410  10.43  to  10.50        5,941,636    1.52% to 1.97%   3.78%     17.37%     to    17.94%
2002                     30,376   8.89  to   8.90          270,372    1.52% to 1.97%   0.00%      9.06%(10) to     9.24%(10)
2001                          -                 -                -                -       -                           -

Emerging Markets Portfolio (Class 3)
2004                  1,037,661  10.82  to  10.93       11,307,326    1.52% to 1.97%   1.02%     21.87%     to    22.39%
2003                    279,476   8.88  to   8.93        2,493,972    1.52% to 1.97%   0.00%     49.20%     to    49.93%
2002                     21,470   5.95  to   5.96          127,859    1.52% to 1.97%   0.00%      8.48%(10) to     8.62%(10)
2001                          -                 -                -                -       -                           -

Federated American Leaders Portfolio (Class 3)
2004                  1,803,078  17.18  to  17.47       31,424,127    1.52% to 1.97%   1.59%      7.50%     to     7.98%
2003                    479,279  15.98  to  16.18        7,744,918    1.52% to 1.97%   1.89%     24.36%     to    25.34%
2002                     68,432  12.85  to  12.91          883,424    1.52% to 1.97%   0.00%      8.02%(10) to     8.55%(10)
2001                          -                 -                -                -       -                           -

Foreign Value Portfolio (Class 3)
2004                 11,695,786  14.54  to  14.70      171,656,726    1.52% to 1.97%   1.29%     17.43%     to    17.96%
2003                  4,161,803  12.38  to  12.46       51,821,309    1.52% to 1.97%   0.06%     31.90%     to    32.49%
2002                    286,107   9.39  to   9.41        2,690,488    1.52% to 1.97%   0.57%      4.65%(10) to     4.87%(10)
2001                          -                 -                -                -       -                           -

Global Bond Portfolio (Class 3)
2004                    984,302  16.76  to  16.97       16,657,356    1.52% to 1.97%   0.00%      1.69%     to     2.14%
2003                    437,839  16.48  to  16.61        7,261,358    1.52% to 1.97%   0.00%      1.31%     to     1.76%
2002                     17,670  16.25  to  16.32          288,310    1.52% to 1.97%   0.00%      0.93%(10) to     1.42%(10)
2001                          -                 -                -                -       -                           -

Global Equities Portfolio (Class 3)
2004                    421,371  16.95  to  17.13        7,200,517    1.52% to 1.97%   0.12%      9.44%     to     9.91%
2003                    178,794  15.49  to  15.58(16)    2,782,623    1.52% to 1.97%   0.13%     23.67%     to    24.21%(17)
2002                      9,243  12.52  to  12.55          115,958    1.52% to 1.97%   0.00%      6.93%(10) to     7.16%(10)
2001                          -                 -                -                -       -                           -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

6.     UNIT VALUES (Continued)


                                    At December 31
                       -----------------------------------------              For the Year Ended December 31
                                    Unit Fair Value               Expense Ratio   Investment            Total Return
                                       Lowest to     Net Assets      Lowest         Income               Lowest to
Year                      Units      Highest($)(15)      ($)      to Highest (1)   Ratio(2)              Highest(3)
---------------------- ----------------------------  ----------- ---------------  ----------  --------------------------------
Goldman Sachs Research Portfolio (Class 3)
2004                     140,999    6.85  to   6.91      971,168  1.52% to 1.97%     0.00%        10.65%      to   11.03%
2003                      30,118    6.19  to   6.22      187,086  1.52% to 1.97%     0.00%        22.50%      to   23.05%
2002                       2,714    5.05  to   5.06       13,727  1.52% to 1.97%     0.00%         8.13%(10)  to    8.20% (10)
2001                           -                  -            -              -         -                              -

Growth-Income Portfolio (Class 3)
2004                     669,308   27.81  to  28.12   18,778,665  1.52% to 1.97%     0.57%         9.09%      to    9.58%
2003                     361,011   25.50  to  25.66    9,251,442  1.52% to 1.97%     1.04%        22.87%      to   23.43%
2002                      68,132   20.75  to  20.79    1,415,931  1.52% to 1.97%     0.00%         3.21%(10)  to    3.41% (10)
2001                           -                  -            -              -         -             -                -

Growth Opportunities Portfolio (Class 3)
2004                     769,459    4.67  to   4.75    3,645,824  1.52% to 1.97%     0.00%         3.87%      to    4.31%
2003                     414,765    4.49  to   4.56    1,887,938  1.52% to 1.97%     0.00%        31.11%      to   32.64%
2002                      56,813    3.43  to   3.44      195,143  1.52% to 1.97%     0.00%         6.07%(10)  to    6.36% (10)
2001                           -                  -            -              -         -                              -

High-Yield Bond Portfolio (Class 3)
2004                   2,535,698   17.07  to  17.29   43,718,981  1.52% to 1.97%     9.55%        14.88%      to   15.41%
2003                   1,752,691   14.86  to  14.98   26,197,749  1.52% to 1.97%     8.44%        28.61%      to   29.27%
2002                     115,765   11.56  to  11.59    1,339,542  1.52% to 1.97%     0.00%         5.52%(10)  to    5.80% (10)
2001                           -                  -            -              -         -                              -

International Diversified Equities Portfolio (Class 3)
2004                   9,541,923   10.52  to  10.63  101,220,144  1.52% to 1.97%     2.30%        13.95%      to   14.46%
2003                   3,686,965    9.23  to   9.29   34,195,694  1.52% to 1.97%     6.91%        28.93%      to   29.52%
2002                     210,168    7.16  to   7.17    1,506,305  1.52% to 1.97%     0.00%         2.32%(10)  to    2.51% (10)
2001                           -                  -            -              -         -                              -

International Growth and Income Portfolio (Class 3)
2004                   2,648,598   13.19  to  13.31   35,194,607  1.52% to 1.97%     1.26%        18.22%      to   18.75%
2003                   1,168,993   11.16  to  11.20   13,093,660  1.52% to 1.97%     1.65%        33.93%      to   34.51%
2002                     115,317    8.33  to   8.34      960,599  1.52% to 1.97%     0.00%         4.11%(10)  to    4.29% (10)
2001                           -                  -            -              -         -                              -

Marsico Growth Portfolio (Class 3)
2004                   2,232,718   10.29  to  10.39   23,167,131  1.52% to 1.97%     0.00%         8.81%      to    9.31%
2003                   1,300,665    9.46  to   9.51   12,352,523  1.52% to 1.97%     0.00%        27.38%      to   27.96%
2002                     101,980    7.42  to   7.43      757,390  1.52% to 1.97%     0.00%        -2.92%(12)  to   -2.60% (10)
2001                           -                  -            -              -         -                              -

MFS Massachusetts Investors Trust Portfolio (Class 3)
2004                   1,697,663   19.54  to  19.75   33,465,893  1.52% to 1.97%     0.71%         9.42%      to    9.90%
2003                     831,007   17.86  to  17.97   14,918,833  1.52% to 1.97%     1.02%        19.82%      to   20.36%
2002                      53,532   14.90  to  14.93      799,034  1.52% to 1.97%     0.00%         5.81%(10)  to    6.00% (10)
2001                           -                  -            -              -         -                              -

MFS Mid-Cap Growth Portfolio (Class 3)
2004                   5,194,249   10.41  to  10.53   54,574,948  1.52% to 1.97%     0.00%        11.59%      to   12.09%
2003                   2,839,185    9.33  to   9.39   26,634,953  1.52% to 1.97%     0.00%        34.25%      to   34.85%
2002                     213,285    6.95  to   6.96    1,484,978  1.52% to 1.97%     0.00%         6.51%(10)  to    6.73% (10)
2001                           -                  -            -              -         -                              -

MFS Total Return Portfolio (Class 3)
2004                   5,322,826   24.63  to  24.93  132,416,887  1.52% to 1.97%     0.20%         8.87%      to    9.36%
2003                   2,258,368   22.62  to  22.80   51,426,805  1.52% to 1.97%     6.03%        14.32%      to   14.83%
2002                     181,366   19.79  to  19.85    3,598,858  1.52% to 1.97%     0.00%         4.37%(10)  to    4.70% (10)
2001                           -                  -            -              -         -                              -

Putnam Growth: Voyager Portfolio (Class 3)
2004                     185,991   16.90  to  17.33    3,213,032  1.52% to 1.97%     0.00%         2.68%      to    3.16%
2003                     141,442   16.46  to  16.80    2,371,873  1.52% to 1.97%     0.12%        20.05%      to   21.84%
2002                      31,739   13.71  to  13.78      437,384  1.52% to 1.97%     0.00%         4.03%(10)  to    4.60% (10)
2001                           -                  -            -              -         -                              -

Real Estate Portfolio (Class 3)
2004                   1,398,233   21.01  to  21.22   29,611,420  1.52% to 1.97%     2.83%        31.62%      to   32.21%
2003                     594,842   15.96  to  16.05    9,535,274  1.52% to 1.97%     3.64%        34.97%      to   35.60%
2002                      36,041   11.82  to  11.84      426,417  1.52% to 1.97%     0.00%         2.39%(10)  to    2.54% (10)
2001                           -                  -            -              -         -                              -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6. UNIT VALUES (Continued)

                                                                    For the Year Ended December 31
                         At December 31
       ---------------------------------------------------
                         Unit Fair Value                     Expense Ratio     Investment            Total Return
                            Lowest to          Net Assets      Lowest           Income               Lowest to
Year     Units           Highest ($) (15)            ($)     to Highest (1)     Ratio (2)            Highest (3)
------------------------------------------     -----------   -------------     --------- -----------------------------------
Small & Mid Cap Value Portfolio (Class 3)
2004   7,568,354     15.59 to  15.77           119,131,771   1.52% to 1.97%      0.42%        15.54%      to   16.05%
2003   2,550,372     13.50 to  13.59            34,616,193   1.52% to 1.97%      0.01%        33.64%      to   34.25%
2002     175,424     10.10 to  10.12             1,774,785   1.52% to 1.97%      0.07%        10.03% (10) to   10.27% (10)
2001           -                   -                     -               -          -                              -

SunAmerica Balanced Portfolio (Class 3)
2004     812,328     14.68 to  14.84            12,029,966   1.52% to 1.97%      1.47%         4.43%      to    4.91%
2003     397,349     14.06 to  14.15             5,614,623   1.52% to 1.97%      3.22%        12.59%      to   13.11%
2002      25,087     12.49 to  12.51               313,544   1.52% to 1.97%      0.00%        -0.24% (10) to   -0.07% (10)
2001           -                   -                     -                -         -                              -

Technology Portfolio (Class 3)
2004   3,648,226      2.41 to   2.44             8,870,679   1.52% to 1.97%      0.00%        -4.67%      to   -4.24%
2003   2,018,618      2.53 to   2.54             5,131,029   1.52% to 1.97%      0.00%        47.53%      to   48.20%
2002     147,353      1.71 to   1.72               252,890   1.52% to 1.97%      0.00%        19.66% (10) to   19.85% (10)
2001           -                   -                     -               -          -                              -

Telecom Utility Portfolio (Class 3)
2004       7,468     11.19 to  11.55                85,506   1.52% to 1.97%      4.92%        14.23%      to   14.72%
2003       4,464      9.79 to  10.07                44,646   1.52% to 1.97%     10.96%        13.96%      to   16.76%
2002          37      8.59 to   8.62                   322   1.52% to 1.97%      0.00%         5.17% (12) to    5.52% (12)
2001           -                   -                     -               -          -                              -

Worldwide High Income Portfolio (Class 3)
2004      49,363     18.17 to  18.65               917,051   1.52% to 1.97%      6.71%         7.01%      to    7.50%
2003      26,197     16.98 to  17.34               453,299   1.52% to 1.97%     20.48%        21.77%      to   23.94%
2002          22     13.94 to  13.99                   310   1.52% to 1.97%      0.00%         3.98% (12) to    4.36% (12)
2001           -                   -                     -               -          -                              -

Comstock Portfolio (Class II)
2004  22,295,013     11.92 to  12.15           269,006,904   1.52% to 1.97%      0.66%        15.14%      to   15.66%
2003  14,950,268     10.35 to  10.50           155,970,767   1.52% to 1.97%      0.65%        28.22%      to   28.80%
2002   8,525,888      8.07 to   8.17            69,071,417   1.52% to 1.97%      0.27%       -21.30%      to  -20.71%
2001     786,901     10.21 to  10.34             8,039,411   1.52% to 1.97%      0.00%         2.14% (5)  to    3.52% (5)

Emerging Growth Portfolio (Class II)
2004   3,220,823      9.11 to   9.21 (16)       29,266,860   1.52% to 1.97%      0.00%         4.70%      to    5.17%
2003   2,923,540      8.70 to   8.76 (16)       25,259,965   1.52% to 1.97%      0.00%        24.57%      to   25.13%
2002   1,545,515      6.84 to   7.00            10,675,131   1.52% to 1.97%      0.03%       -33.92%      to  -33.67%
2001     152,377     10.33 to  10.57             1,582,599   1.52% to 1.97%      0.00%         3.34% (5)  to    4.69% (5)

Growth & Income Portfolio (Class II)
2004  21,776,653     12.39 to  12.52 (16)      271,558,342   1.52% to 1.97%      0.61%        11.90%      to   12.41%
2003  12,951,994     11.07 to  11.14 (16)      143,874,667   1.52% to 1.97%      0.54%        25.20%      to   25.77%
2002   6,179,403      8.79 to   8.86            54,671,463   1.52% to 1.97%      0.22%       -16.32%      to  -16.03%
2001     270,425     10.47 to  10.56             2,854,121   1.52% to 1.97%      0.00%         3.84% (6)  to    5.56% (5)

Balanced Portfolio (Class 1)
2004  17,103,475      8.80 to   8.92           151,947,986   1.40% to 1.80%      1.84%         8.16%      to    8.59%
2003  13,842,218      8.14 to   8.21           113,349,873   1.40% to 1.80%      2.34%        20.56%      to   21.04%
2002   8,307,418      6.75 to   6.79            56,256,951   1.40% to 1.80%      2.02%       -10.40%      to  -10.04%
2001   1,147,567      7.53 to   7.54             8,649,750   1.40% to 1.80%      0.00%        -0.59% (4)  to   -0.42% (4)

Conservative Balanced Portfolio (Class 1)
2004   2,264,674      6.50 to   6.58            14,872,611   1.40% to 1.80%      1.99%         6.28%      to    6.71%
2003   1,796,864      6.12 to   6.17            11,062,689   1.40% to 1.80%      2.06%        15.00%      to   15.46%
2002     991,862      5.32 to   5.34             5,293,412   1.40% to 1.80%      0.67%        -3.99%      to   -3.61%
2001     143,682      5.54 to   5.55               796,457   1.40% to 1.80%      0.00%         0.45% (4)  to    0.59% (4)

Conservative Growth Portfolio (Class 1)
2004   7,982,301      9.17 to   9.29            73,797,945   1.40% to 1.80%      1.36%         9.78%      to   10.22%
2003   7,321,077      8.35 to   8.43            61,463,053   1.40% to 1.80%      2.09%        26.45%      to   26.96%
2002   4,658,781      6.60 to   6.64            30,829,627   1.40% to 1.80%      2.89%       -17.01%      to  -16.69%
2001     694,238      7.93 to   7.97             5,523,188   1.40% to 1.80%      0.00%        -2.86% (4)  to   -2.42% (4)

Equity Income Fund (Class 1)
2004   2,611,510      8.20 to   8.31            21,639,735   1.40% to 1.80%      1.77%        17.00%      to   17.47%
2003   2,359,443      7.01 to   7.08            16,659,742   1.40% to 1.80%      2.55%        27.78%      to   28.30%
2002   1,666,406      5.48 to   5.52             9,177,433   1.40% to 1.80%      1.94%       -14.06%      to  -13.72%
2001     196,094      6.38 to   6.39             1,252,845   1.40% to 1.80%      0.00%         1.47% (4)  to    1.65% (4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6. UNIT VALUES (Continued)

                                                                    For the Year Ended December 31
                       At December 31
       ---------------------------------------------------
                      Unit Fair Value                        Expense Ratio    Investment            Total Return
                          Lowest to             Net Assets       Lowest         Income               Lowest to
Year    Units         Highest ($) (15)          ($)          to Highest (1)    Ratio (2)            Highest (3)
------------------------------------------      ----------   -------------    ---------- ------------------------------------
Flexible Income Portfolio (Class 1)
2004   4,698,052      7.60    to      7.72      36,143,342   1.40% to 1.80%      3.33%         4.57%     to          4.99%
2003   3,799,248      7.27    to      7.35      27,846,432   1.40% to 1.80%      2.44%        11.28%     to         11.73%
2002   2,083,910      6.53    to      6.58      13,683,644   1.40% to 1.80%      0.59%         0.32%     to          0.72%
2001     363,792      6.51    to      6.54       2,373,837   1.40% to 1.80%      0.00%         1.69%(4)  to          2.04%(4)

Growth Fund (Class 1)
2004     265,990      6.52    to      6.61       1,752,597   1.40% to 1.80%      0.00%         6.29%     to          6.72%
2003     255,811      6.13    to      6.19       1,580,583   1.40% to 1.80%      0.00%        26.88%     to         27.39%
2002     197,794      4.83    to      4.86         960,165   1.40% to 1.80%      0.00%       -32.24%     to        -31.97%
2001      41,641      7.13    to      7.15         297,497   1.40% to 1.80%      0.00%       -11.92%(4)  to        -11.71%(4)

Growth & Income Fund (Class 1)
2004   1,406,715      6.24    to      6.32       8,860,014   1.40% to 1.80%      1.05%         7.14%     to          7.57%
2003   1,229,108      5.82    to      5.88       7,203,781   1.40% to 1.80%      1.24%        24.54%     to         25.04%
2002     724,134      4.67    to      4.70       3,397,213   1.40% to 1.80%      0.72%       -22.56%     to        -22.25%
2001     166,373      6.03    to      6.05       1,005,104   1.40% to 1.80%      0.00%        -5.32%(4)  to         -5.12%(4)

Income Fund (Class 1)
2004   1,419,702      6.88    to      6.97       9,872,875   1.40% to 1.80%      5.68%         3.68%     to          4.09%
2003   1,494,674      6.63    to      6.70       9,994,752   1.40% to 1.80%      6.18%         7.82%     to          8.26%
2002     857,444      6.15    to      6.19       5,296,791   1.40% to 1.80%      3.71%         7.67%     to          8.10%
2001     132,274      5.71    to      5.73         756,730   1.40% to 1.80%      0.00%         3.78%(4)  to          3.99%(4)

International Growth Fund (Class 1)
2004      91,001      5.62    to      5.66         514,659   1.40% to 1.80%      1.11%        11.58%     to         12.04%
2003      36,535      5.04    to      5.05         184,369   1.40% to 1.80%      1.29%        33.09%     to         33.61%
2002      25,477      3.78    to      3.78          96,349   1.40% to 1.80%      0.93%       -17.18%     to        -16.89%
2001       5,474      4.55    to      4.57          24,920   1.40% to 1.80%      0.00%        -3.05%(4)  to         -2.65%(4)

Mid Cap Stock Fund (Class 1)
2004     644,391      8.29    to      8.40       5,396,331   1.40% to 1.80%      1.62%        12.55%     to         13.00%
2003     426,405      7.37    to      7.43       3,162,251   1.40% to 1.80%      0.31%        25.46%     to         25.96%
2002     262,305      5.87    to      5.90       1,545,047   1.40% to 1.80%      0.20%       -11.94%     to        -11.60%
2001      59,152      6.67    to      6.68         394,646   1.40% to 1.80%      0.00%         2.77%(4)  to          2.89%(4)

Money Market Fund (Class 1)
2004     724,436      5.62    to      5.72       4,137,109   1.40% to 1.80%      0.86%        -0.96%     to         -0.55%
2003     772,790      5.67    to      5.75 (16)  4,437,070   1.40% to 1.80%      0.00%        -1.15%     to         -0.75%
2002     723,713      5.74    to      5.81       4,192,292   1.40% to 1.80%      1.27%        -0.43%     to         -0.03%
2001      78,473      5.76    to      5.82         455,028   1.40% to 1.80%      0.73%         0.14%(4)  to          1.17%(4)

REIT Fund (Class 1)
2004      41,375     14.89    to     14.99 (16)    619,770   1.40% to 1.80%      1.33%        29.94%     to         31.06%(17)
2003          39     11.43    to     11.46 (16)        452   1.40% to 1.80%      0.00%        14.34%(13) to         14.62%(13)(17)
2002           -         -               -               -               -          -             -                     -
2001           -         -               -               -               -          -             -                     -

Short Term Income Fund (Class 1)
2004     599,257      6.39    to      6.49       3,875,626   1.40% to 1.80%      3.93%         0.25%     to          0.65%
2003     693,162      6.38    to      6.44       4,457,940   1.40% to 1.80%      6.14%         3.64%     to          4.06%
2002     329,922      6.15    to      6.20       2,038,212   1.40% to 1.80%      2.49%         4.38%     to          4.80%
2001      20,602      5.89    to      5.92         121,619   1.40% to 1.80%      0.00%         2.91%(4)  to          3.39%(4)

Small Cap Growth Fund (Class 1)
2004     337,467      6.67    to      6.75       2,271,166   1.40% to 1.80%      0.00%         2.81%     to          3.22%
2003     244,843      6.49    to      6.54       1,597,697   1.40% to 1.80%      0.00%        68.36%     to         69.03%
2002     124,815      3.85    to      3.87         482,497   1.40% to 1.80%      0.00%       -48.09%     to        -47.88%
2001      18,942      7.42    to      7.44         140,648   1.40% to 1.80%      0.00%       -10.27%(4)  to        -10.11%(4)

Strategic Growth Portfolio (Class 1)
2004   1,918,099      9.95    to     10.07 (16) 19,241,277   1.40% to 1.80%      0.65%        10.82%     to         11.26%
2003   1,520,558      8.98    to      9.05 (16) 13,717,984   1.40% to 1.80%      1.38%        30.70%     to         31.23%
2002     918,045      6.86    to      6.90       6,316,415   1.40% to 1.80%      3.83%       -21.94%     to        -21.62%
2001     138,403      8.78    to      8.80       1,216,910   1.40% to 1.80%      0.00%        -4.43%(4)  to         -4.24%(4)

U.S. Government Securities Fund (Class 1)
2004   2,299,797      6.39    to      6.47      14,843,010   1.40% to 1.80%      3.89%         1.93%     to          2.34%
2003   3,168,730      6.27    to      6.32      20,001,877   1.40% to 1.80%      5.15%         0.31%     to          0.72%
2002   2,219,244      6.25    to      6.28      13,912,635   1.40% to 1.80%      2.94%         6.93%     to          7.37%
2001     280,453      5.84    to      5.85       1,638,908   1.40% to 1.80%      0.00%         2.96%(4)  to          3.10%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6. UNIT VALUES (Continued)

                                                                    For the Year Ended December 31
                     At December 31
      ----------------------------------------------------
                     Unit Fair Value                         Expense Ratio    Investment             Total Return
                       Lowest to               Net Assets       Lowest          Income                 Lowest to
Year    Units        Highest ($) (15)               ($)      to Highest (1)    Ratio (2)              Highest (3)
------------------------------------------     -----------   -------------    ----------  ---------------------------------
West Coast Equity Fund (Class 1)
2004   1,358,062     10.52    to     10.66      14,438,128   1.40% to 1.80%      0.26%        11.01%      to          11.46%
2003   1,119,812      9.47    to      9.56      10,685,593   1.40% to 1.80%      0.27%        40.80%      to          41.37%
2002     753,358      6.73    to      6.77       5,088,442   1.40% to 1.80%      0.49%       -23.93%      to         -23.62%
2001      90,244      8.84    to      8.86         798,661   1.40% to 1.80%      0.00%        -6.38% (4)  to          -6.22% (4)

Balanced Portfolio (Class 2)
2004  14,862,942      8.71    to      8.83     130,881,501   1.52% to 1.95%      1.70%         7.71%      to           8.18%
2003   9,477,417      8.09    to      8.16      77,198,534   1.52% to 1.95%      2.06%        20.10%      to          20.63%
2002   4,444,727      6.73    to      6.77      30,039,868   1.52% to 1.95%      2.08%       -10.74%      to           5.53% (10)
2001     192,421      7.54    to      7.55       1,452,687   1.55% to 1.95%      0.00%         2.66% (6)  to           2.81% (6+)

Conservative Balanced Portfolio (Class 2)
2004   2,311,026      6.44    to      6.52      15,053,195   1.55% to 1.95%      1.88%         5.80%      to           6.22%
2003   1,108,644      6.09    to      6.14       6,800,644   1.55% to 1.95%      1.73%        14.57%      to          15.04%
2002     392,944      5.31    to      5.34       2,096,260   1.55% to 1.95%      0.67%        -4.33%      to          -3.96%
2001      36,925      5.55    to      5.57         205,218   1.55% to 1.95%      0.00%         1.19% (6)  to           1.39% (6)

Conservative Growth Portfolio (Class 2)
2004   5,494,544      9.05    to      9.16 (16) 50,212,271   1.52% to 1.95%      1.26%         9.42%      to           9.90%
2003   3,573,610      8.27    to      8.33      29,733,408   1.52% to 1.95%      1.95%        25.89%      to          26.45%
2002   2,112,516      6.57    to      6.59      13,916,380   1.52% to 1.95%      3.05%       -17.31%      to           6.56% (10)
2001     141,762      7.94    to      7.95       1,126,916   1.55% to 1.95%      0.00%         3.93% (6)  to           4.05% (6)

Equity Income Fund (Class 2)
2004   2,260,288      8.08    to      8.19      18,459,243   1.55% to 1.95%      1.58%        16.52%      to          16.99%
2003   1,463,207      6.94    to      7.00      10,218,103   1.55% to 1.95%      2.27%        27.23%      to          27.74%
2002     990,959      5.45    to      5.48       5,420,503   1.55% to 1.95%      2.08%       -14.32%      to         -14.00%
2001      57,170      6.36    to      6.37         364,057   1.55% to 1.95%      0.00%         2.71% (6)  to           2.77% (6)

Flexible Income Portfolio (Class 2)
2004   8,110,654      7.55    to      7.62      61,768,123   1.55% to 1.95%      3.14%         4.18%      to           4.61%
2003   4,480,205      7.24    to      7.29      32,623,129   1.55% to 1.95%      2.12%        10.84%      to          11.29%
2002   1,395,827      6.54    to      6.55       9,135,987   1.55% to 1.95%      0.49%        -0.03%      to           0.35%
2001      27,848      6.52    to      6.54         181,709   1.55% to 1.95%      0.00%         0.11% (6)  to           0.33% (6)

Growth Fund (Class 2)
2004     193,649      6.45    to      6.54       1,263,148   1.55% to 1.95%      0.00%         5.93%      to           6.35%
2003     197,257      6.09    to      6.15       1,210,182   1.55% to 1.95%      0.00%        26.33%      to          26.84%
2002     128,401      4.82    to      4.85         621,532   1.55% to 1.95%      0.00%       -32.42%      to         -32.21%
2001       4,400      7.14    to      7.15          31,455   1.55% to 1.95%      0.00%         5.08% (6)  to           5.28% (6)

Growth & Income Fund (Class 2)
2004     540,874      6.14    to      6.22       3,353,282   1.55% to 1.95%      0.91%         6.68%      to           7.11%
2003     463,473      5.75    to      5.81       2,685,128   1.55% to 1.95%      1.07%        24.05%      to          24.55%
2002     279,444      4.64    to      4.66       1,300,502   1.55% to 1.95%      0.77%       -22.89%      to         -22.52%
2001      18,544      6.01    to      6.03         111,519   1.55% to 1.95%      0.00%         2.81% (6)  to           3.09% (6)

Income Fund (Class 2)
2004   3,337,116      6.83    to      6.92      23,063,724   1.55% to 1.95%      5.76%         3.28%      to           3.69%
2003   3,154,678      6.62    to      6.67      21,031,226   1.55% to 1.95%      5.83%         7.36%      to           7.79%
2002   1,324,319      6.16    to      6.19       8,189,881   1.55% to 1.95%      3.06%         7.31%      to           7.74%
2001      62,974      5.74    to      5.75         361,838   1.55% to 1.95%      0.00%        -1.23% (6)  to          -1.14% (6)

International Growth Fund (Class 2)
2004      46,252      5.58    to      5.60 (16)    258,869   1.55% to 1.95%      1.09%        11.11%      to          11.58%
2003      32,196      5.02    to      5.02 (16)    161,536   1.55% to 1.95%      1.01%        32.47%      to          33.02%
2002      24,725      3.76    to      3.79          93,445   1.55% to 1.95%      1.57%       -17.34%      to         -16.64%
2001           6                      4.55              31   1.55% to 1.95%      0.00%                                 4.09% (6)

Mid Cap Stock Fund (Class 2)
2004     310,386      8.16    to      8.27       2,559,976   1.55% to 1.95%      0.19%        12.07%      to          12.52%
2003     206,416      7.28    to      7.35       1,513,958   1.55% to 1.95%      0.15%        24.99%      to          25.50%
2002     115,793      5.83    to      5.86         676,899   1.55% to 1.95%      0.17%       -12.25%      to         -11.90%
2001       5,524      6.64    to      6.66          36,706   1.55% to 1.95%      0.00%         7.38% (6)  to           7.68% (6)

Money Market Fund (Class 2)
2004     951,574      5.58    to      5.65       5,369,307   1.55% to 1.95%      0.64%        -1.35%      to          -0.94%
2003     539,334      5.66    to      5.70       3,070,680   1.55% to 1.95%      0.00%        -1.55%      to          -1.15%
2002     811,865      5.75    to      5.77       4,680,826   1.55% to 1.95%      1.03%        -0.83%      to          -0.42%
2001      32,668                      5.79         189,232   1.55% to 1.95%      0.10%        -0.09% (6)  to           0.04% (6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6. UNIT VALUES (Continued)

                                                                    For the Year Ended December 31
                      At December 31
       -----------------------------------
                      Unit Fair Value                        Expense Ratio    Investment            Total Return
                        Lowest to               Net Assets      Lowest          Income               Lowest to
Year     Units        Highest ($)(15)                ($)     to Highest (1)    Ratio (2)             Highest (3)
------------------------------------------      ----------   -------------    ---------- ----------------------------------
REIT Fund (Class 2)
2004      12,753     14.71    to     15.13         192,855   1.55% to 1.95%      1.04%        29.08%        to        31.18%
2003          26     11.39    to     11.54             302   1.55% to 1.95%      0.00%        13.93%(13)    to        15.35%(13)
2002           -         -               -               -               -          -             -                       -
2001           -         -               -               -               -          -             -                       -

Short Term Income Fund (Class 2)
2004   1,082,867      6.34    to      6.41       6,932,898   1.55% to 1.95%      4.00%        -0.36%        to         0.04%
2003     959,531      6.36    to      6.41       6,143,271   1.55% to 1.95%      0.00%         3.43%        to         3.85%
2002     192,367      6.15    to      6.17       1,186,149   1.55% to 1.95%      3.57%         3.84%        to         4.26%
2001       3,385      5.92    to      5.93          20,028   1.55% to 1.95%      0.00%        -0.09%(6)     to         0.06%(6)

Small Cap Growth Fund (Class 2)
2004     175,772      6.60    to      6.66       1,168,947   1.55% to 1.95%      0.00%         2.47%        to         2.89%
2003     159,481      6.44    to      6.47       1,031,091   1.55% to 1.95%      0.00%        67.65%        to        68.32%
2002      60,788      3.84    to      3.85         233,628   1.55% to 1.95%      0.00%       -48.25%        to       -48.08%
2001       4,493      7.41    to      7.42          33,280   1.55% to 1.95%      0.00%        21.29%(6)     to        21.58%(6)

Strategic Growth Portfolio (Class 2)
2004   1,494,603      9.82    to      9.96      14,836,003   1.52% to 1.95%      0.56%        10.37%        to        10.85%
2003     855,160      8.90    to      8.99       7,660,858   1.52% to 1.95%      1.12%        30.20%        to        30.77%
2002     338,480      6.83    to      6.87       2,319,061   1.52% to 1.95%      3.50%       -22.11%        to         7.64%(7)
2001      36,391      8.76    to      8.77         318,978   1.55% to 1.95%      0.00%         5.18%(6)     to         5.32%(6)

U.S. Government Securities Fund (Class 2)
2004   2,000,572      6.30    to      6.36      12,714,269   1.55% to 1.95%      3.67%         1.59%        to         1.99%
2003   2,594,953      6.20    to      6.24      16,176,032   1.55% to 1.95%      5.30%        -0.10%        to         0.30%
2002   1,971,991      6.20    to      6.22      12,261,264   1.55% to 1.95%      2.78%         6.49%        to         6.91%
2001     129,528      5.82    to      5.83         753,700   1.55% to 1.95%      0.00%        -2.11%(6)     to        -1.97%(6)

West Coast Equity Fund (Class 2)
2004     772,450     10.34    to     10.48       8,075,522   1.55% to 1.95%      0.14%        10.54%        to        10.99%
2003     548,933      9.36    to      9.44       5,171,578   1.55% to 1.95%      0.14%        40.18%        to        40.74%
2002     345,471      6.68    to      6.71       2,313,911   1.55% to 1.95%      0.62%       -24.10%        to       -23.84%
2001       6,624      8.80    to      8.81          58,327   1.55% to 1.95%      0.00%         6.62%(6)     to         6.76%(6)

Nations Asset Allocation Portfolio (Class 2)
2004     145,751     10.16    to     10.24       1,491,383   1.52% to 1.77%      1.42%         6.31%        to         6.58%
2003     133,666      9.56    to      9.61       1,283,500   1.52% to 1.77%      1.71%        17.00% (14)   to        17.30%(17)
2002      39,141      8.17    to      8.19         320,275   1.52% to 1.77%      1.97%       -15.05%        to       -14.84%
2001       6,735      9.61    to      9.62          64,771   1.52% to 1.77%      6.43%        -3.85%(7)     to        -3.82%(7)

Nations Capital Growth Portfolio (Class 2)
2004           0         -               -               -   1.52% to 1.77%      0.00%            -                       -
2003     106,363      8.29    to      8.35         887,450   1.52% to 1.77%      0.03%        22.41%(14)    to        22.75%(17)
2002      69,905      6.77    to      6.80         474,292   1.52% to 1.77%      0.13%       -31.29%        to       -31.12%
2001      40,011      9.85    to      9.87         394,567   1.52% to 1.77%      0.28%        -1.45%(7)     to        -1.26%(7)

Nations High Yield Bond Portfolio (Class 2)
2004   1,849,045     14.24    to     14.46      26,605,972   1.52% to 1.97%      7.26%         9.23%        to         9.73%
2003   1,240,366     13.04    to     13.18      16,287,265   1.52% to 1.97%      9.03%        28.65%        to        29.24%(17)
2002     525,866     10.13    to     10.20       5,347,918   1.52% to 1.97%     10.75%         0.26%        to         0.65%
2001     120,086     10.10    to     10.13       1,216,270   1.52% to 1.97%     25.43%         1.22%(7)     to         2.85%(4)

Nations International Value Portfolio (Class 2)
2004     599,884     12.97    to     13.23       7,856,316   1.52% to 1.97%      1.54%        19.96%        to        20.50%
2003     663,987     10.81    to     10.98       7,229,153   1.52% to 1.97%      1.30%        48.33%        to        49.00%
2002     731,079      7.29    to      7.37       5,350,084   1.52% to 1.97%      2.01%       -17.51%        to       -16.90%
2001     153,327      8.84    to      8.87       1,357,166   1.52% to 1.97%      1.81%       -11.60%(7)     to         2.89%(4)

Nations Marsico Focused Equities Portfolio (Class 2)
2004   4,478,641     10.22    to     10.33(16)  46,102,891   1.52% to 1.97%      0.00%         9.18%        to         9.67%
2003   2,485,461      9.36    to      9.42(16)  23,341,858   1.52% to 1.97%      0.00%        30.51%        to        31.10%(17)
2002   1,021,100      7.12    to      7.19       7,318,854   1.52% to 1.97%      0.00%       -16.64%        to       -16.33%
2001     158,828      8.54    to      8.60       1,358,098   1.52% to 1.97%      0.00%       -19.16%        to         4.63%

Nations Marsico Growth Portfolio (Class 2)
2004     632,492      9.49    to      9.58       6,050,578   1.52% to 1.77%      0.00%        11.05%        to        11.33%
2003     369,519      8.55    to      8.60       3,174,634   1.52% to 1.77%      0.00%        28.30%(14)    to        28.62%(17)
2002     232,550      6.66    to      6.69       1,553,431   1.52% to 1.77%      0.00%       -17.60%        to       -17.40%
2001     119,329      8.08    to      8.10         965,682   1.52% to 1.77%      0.00%       -18.99%        to       -18.88%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6. UNIT VALUES (Continued)

                                                                    For the Year Ended December 31
                      At December 31
         ---------------------------------
                      Unit Fair Value                        Expense Ratio    Investment            Total Return
                        Lowest to               Net Assets      Lowest           Income              Lowest to
Year      Units       Highest ($)(15)                ($)     to Highest (1)    Ratio (2)            Highest (3)
------------------------------------------      ----------   -------------    ---------- ---------------------------------------
Nations Marsico 21st Century Portfolio (Class 2)
2004     100,867     12.78    to     12.90       1,298,934   1.52% to 1.77%     0.00%         20.21%      to    20.51%
2003      86,139     10.64    to     10.71         920,735   1.52% to 1.77%     0.00%         46.26% (14) to    46.63% (17)
2002      49,007      7.27    to      7.30         357,174   1.52% to 1.77%     0.00%         -9.81%      to    -9.58%
2001      37,162      8.06    to      8.07         299,852   1.52% to 1.77%     0.00%        -19.37% (7)  to   -19.25% (7)

Nations Marsico International Opportunities Portfolio (Class 2)
2004     383,059     13.55    to     13.65       5,225,332   1.52% to 1.77%     0.39%         14.55%      to    14.84%
2003     192,174     11.83    to     11.89       2,283,113   1.52% to 1.77%     0.02%         37.81% (14) to    38.15% (11)(17)
2002      18,926      8.59    to      8.60         162,764   1.52% to 1.77%     0.07%         -8.97%      to    -8.74%
2001       1,128                      9.43          10,632   1.52% to 1.77%     0.42%         -5.73% (7)  to    -5.68% (7)

Nations MidCap Growth Portfolio (Class 2)
2004     246,614      7.57    to      8.20       1,982,491   1.52% to 1.77%     0.00%         12.09%      to    12.37%
2003     283,225      6.76    to      7.29       2,026,521   1.52% to 1.77%     0.00%         25.24% (14) to    25.55% (11)(17)
2002     144,587      5.40    to      5.81         825,185   1.52% to 1.77%     0.00%        -35.16%      to   -35.00%
2001      35,150      8.32    to      8.94         306,236   1.52% to 1.77%     0.00%        -16.78% (7)  to   -10.61% (7)

Nations Small Company Portfolio (Class 2)
2004     375,891     10.32    to     10.42       3,909,951   1.52% to 1.77%     0.00%          8.22%      to     8.49%
2003     357,716      9.53    to      9.61       3,430,944   1.52% to 1.77%     0.00%         32.60% (14) to    32.93% (11)(17)
2002     299,049      7.19    to      7.23       1,653,094   1.52% to 1.77%     0.11%        -27.70%      to   -27.48%
2001      49,636      9.94    to      9.96         494,250   1.52% to 1.77%     0.00%         -0.57% (7)  to    -0.36% (7)

Nations Value Portfolio (Class 2)
2004     586,677     10.41    to     10.51       6,158,558   1.52% to 1.77%     1.38%         11.19%      to    11.47%
2003     391,898      9.36    to      9.43       3,691,238   1.52% to 1.77%     1.52%         27.89% (14) to    28.22% (11)(17)
2002     206,372      7.32    to      7.35       1,514,847   1.52% to 1.77%     0.94%        -22.12%      to   -21.93%
2001     130,332      9.40    to      9.42       1,226,606   1.52% to 1.77%     2.20%         -6.03% (7)  to    -5.79% (7)

Asset Allocation Fund (Class 2 Shares)
2004   8,000,915     13.18    to     13.26     106,035,631   1.52% to 1.77%     2.23%          6.44%      to     6.71%
2003   5,084,597     12.38    to     12.42      63,156,767   1.52% to 1.77%     3.43%         19.62%      to    19.92%
2002   1,086,490     10.35    to     10.36      11,255,126   1.52% to 1.77%     3.98%          3.53% (10) to     3.59% (10)
2001           -                         -               -               -         -                                -

Global Growth Fund (Class 2 Shares)
2004  11,930,319     16.14    to     16.31     194,389,514   1.52% to 1.97%     0.42%         11.28%      to    11.78%
2003   4,205,634     14.50    to     14.59      61,333,079   1.52% to 1.97%     0.28%         32.66%      to    33.25% (17)
2002     487,883     10.93    to     10.95       5,341,576   1.52% to 1.97%     0.00%          9.33% (10) to     9.49% (10)
2001           -                         -               -               -         -                                -

Growth Fund (Class 2 Shares)
2004  24,939,252     16.09    to     16.25     404,936,125   1.52% to 1.97%     0.21%         10.31%      to    10.81%
2003  11,805,761     14.58    to     14.67     173,093,030   1.52% to 1.97%     0.21%         34.15%            34.76% (17)
2002   1,185,593     10.87    to     10.88      12,902,924   1.52% to 1.97%     0.06%          8.72% (10) to     8.84% (10)
2001           -                         -               -               -         -                                -

Growth-Income Fund (Class 2 Shares)
2004  30,282,053     15.27    to     15.43     466,901,784   1.52% to 1.97%     1.05%          8.23%      to     8.71%
2003  14,522,142     14.11    to     14.20     206,073,341   1.52% to 1.97%     1.64%         29.86%      to    30.44% (17)
2002   1,992,661     10.87    to     10.88      21,685,563   1.52% to 1.97%     1.80%          8.65% (10) to     8.84% (10)
2001           -                         -               -               -         -                                -

Asset Allocation Series (Class 3 Shares)
2004   2,082,420     38.62    to     38.89      80,971,645   1.30% to 1.40%     4.45%          7.01%      to     7.12%
2003   2,317,436     36.09    to     36.31      84,126,831   1.30% to 1.40%     3.58%         21.27%      to    21.39%
2002   2,583,470     29.76    to     29.91      77,262,301   1.30% to 1.40%     3.62%        -12.95%      to   -12.86%
2001   2,858,473     34.18    to     34.33      98,104,020   1.30% to 1.40%     3.94%          0.30%      to     0.40%

Cash Management Series (Class 3 Shares)
2004     956,023     20.62    to     20.77      19,856,923   1.30% to 1.40%     1.18%         -0.59%      to    -0.49%
2003   1,135,175     20.75    to     20.87      23,692,911   1.30% to 1.40%     1.21%         -1.09%      to    -0.99%
2002   2,004,754     20.97    to     21.08      42,259,574   1.30% to 1.40%     2.96%         -0.48%      to    -0.37%
2001   2,234,191     21.08    to     21.16      47,271,208   1.30% to 1.40%     6.27%          1.86%      to     1.96%

Growth Series (Class 3 Shares)
2004   3,520,459    144.75    to    145.79     513,110,307   1.30% to 1.40%     0.57%          9.41%      to     9.52%
2003   4,207,150    132.29    to    133.11     559,902,919   1.30% to 1.40%     0.14%         34.39%      to    34.52%
2002   4,669,319     98.44    to     98.95     461,949,416   1.30% to 1.40%     0.17%        -24.66%      to   -24.59%
2001   5,576,219    130.67    to    131.21     731,554,638   1.30% to 1.40%     0.69%        -17.46%      to   -17.37%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6.   UNIT VALUES (Continued)

                                                                    For the Year Ended December 31
                     At December 31
      ------------------------------------
                      Unit Fair Value                        Expense Ratio    Investment             Total Return
                        Lowest to              Net Assets       Lowest          Income                Lowest to
Year    Units         Highest ($) (15)               ($)      to Highest (1)   Ratio (2)              Highest (3)
------------------------------------------     -----------   ---------------  ----------- ----------------------------------
Growth-Income Series (Class 3 Shares)
2004   4,788,401    110.95    to    111.75     534,964,148   1.30% to 1.40%       2.14%        8.31%     to            8.42%
2003   5,701,900    102.44    to    103.07     587,583,397   1.30% to 1.40%       1.68%       31.61%     to           31.74%
2002   6,379,611     77.84    to     78.24     499,046,074   1.30% to 1.40%       1.63%      -19.66%     to          -19.58%
2001   7,323,962     96.88    to     97.29     712,431,332   1.30% to 1.40%       2.51%        1.11%     to            1.22%

High-Yield Bond Series (Class 3 Shares)
2004     725,768     61.61    to     62.05      45,026,494   1.30% to 1.40%      13.26%        7.87%     to            7.98%
2003     913,033     57.12    to     57.47      52,459,226   1.30% to 1.40%       8.08%       22.07%     to           22.19%
2002   1,001,634     46.79    to     47.03      47,100,049   1.30% to 1.40%       9.72%       -1.88%     to           -1.78%
2001   1,133,584     47.68    to     47.88      54,272,351   1.30% to 1.40%      10.85%        7.96%     to            8.06%

International Series (Class 3 Shares)
2004   3,184,962     35.27    to     35.52     113,116,567   1.30% to 1.40%       2.40%       16.29%     to           16.41%
2003   3,732,955     30.33    to     30.52     113,895,501   1.30% to 1.40%       0.82%       29.37%     to           29.50%
2002   4,388,586     23.44    to     23.57     103,399,320   1.30% to 1.40%       1.35%      -14.15%     to          -14.07%
2001   5,330,055     27.31    to     27.42     146,144,690   1.30% to 1.40%       1.66%      -14.03%     to          -13.94%

U.S. Government/AAA-Rated Securities Series (Class 3 Shares)
2004   1,391,833     30.72    to     30.94      43,050,579   1.30% to 1.40%      10.29%        1.85%     to            1.95%
2003   1,832,114     30.16    to     30.35      55,586,852   1.30% to 1.40%       4.97%        0.77%     to            0.87%
2002   2,459,385     29.93    to     30.08      73,975,247   1.30% to 1.40%       4.99%        7.22%     to            7.33%
2001   2,070,633     27.91    to     28.03      58,032,493   1.30% to 1.40%       6.04%        5.64%     to            5.75%

Growth and Income Portfolio (Class VC)
2004  13,083,519     11.50    to     11.71     153,058,883   1.52% to 1.97%       1.03%       10.47%     to           10.96%
2003   7,096,599     10.41    to     10.56      74,869,034   1.52% to 1.97%       0.99%       28.48%     to           29.05%
2002   2,431,856      8.10    to      8.18      19,890,469   1.52% to 1.97%       1.50%      -18.41% (8) to            0.34%(9)
2001           -                         -               -               -           -                                    -

Mid-Cap Value Portfolio (Class VC)
2004   7,282,874     12.71    to     12.80      93,178,487   1.52% to 1.77%      0.39%       21.87%      to           22.18%
2003   3,755,083     10.43    to     10.47      39,325,869   1.52% to 1.77%      0.73%       22.58%      to           22.88%
2002   1,722,533      8.51    to      8.52      14,682,783   1.52% to 1.77%      0.85%      -14.91% (8)  to          -14.76%(8)
2001           -                         -               -               -          -                                     -

(1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying funds in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2003, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2003, the total return range of minimum and maximum value was calculated independently of the product grouping that produced the lowest and hieghest expense ratio.

(4) For the period from the effective date of July 9, 2001 to December 31, 2001.

(5) For the period from the effective date of October 15, 2001 to December 31, 2001.

(6) For the period from the effective date of November 5, 2001 to December 31, 2001.

(7)   For the period from the following effective dates to December 31, 2001:

Alliance Growth Portfolio (Highest)                        05/15/01
Capital Appreciation Portfolio (Highest)                   05/30/01
Davis Venture Value Portfolio (Highest)                    05/16/01
Global Bond Portfolio (Lowest)                             01/22/01
Global Equities Portfolio (Lowest)                         01/08/01
Government and Quality Bond Portfolio (Lowest)             01/22/01

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

6.    UNIT VALUES (Continued)

(7) For the period from the following effective dates to December 31, 2001 (Continued):

Growth-Income Portfolio (Highest)                                     01/08/01

International Growth and Income Portfolio (Highest)                   01/08/01

MFS Massachusetts Investors Trust Portfolio (Highest)                 05/16/01

MFS Mid-Cap Growth Portfolio (Highest)                                05/31/01

MFS Total Return Portfolio (Lowest)                                   05/14/01

Nations Asset Allocation Portfolio                                    06/15/01

Nations Capital Growth Portfolio                                      03/16/01

Nations High Yield Bond Portfolio (Lowest)                            01/22/01

Nations International Value Portfolio (Lowest)                        01/22/01

Nations Marsico 21st Century Portfolio                                02/20/01

Nations Marsico International Opportunities Portfolio                 06/15/01

Nations MidCap Growth Portfolio                                       06/07/01

Nations Small Company Portfolio                                       06/01/01

Nations Value Portfolio                                               01/08/01

(8) For the period from the effective date of May 1, 2002 to December 31, 2002.

(9) For the period from the effective date of August 1, 2002 to December 31, 2002.

(10) For the period from the effective date of September 30, 2002 to December 31, 2002.

(11) For the period from the effective date of July 28, 2003 to December 31, 2003.

(12) For the period from the effective date of November 11, 2002 to December 31, 2002.

(13) For the period from the effective date of October 1, 2003 to December 31, 2003.

(14) For the period from the effective date of April 7, 2003 to December 31, 2003.

(15) In 2003, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2003, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(16) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(17) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.